UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-135849), the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136038) and the immediately following companion submission (the “second companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136096) provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “third companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission, the Registrant’s second companion submission and in the immediately following companion submissions (the “fourth companion submission” and the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the first companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2

●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3
●	PIMCO California Municipal Intermediate Value Fund Institutional Class
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Intermediate Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3
●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C

●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund I-2

●	PIMCO Emerging Markets Local Currency and Bond Fund I-3

●	PIMCO Global Advantage® Strategy Bond Fund Class A

●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (Unhedged) Class A

●	PIMCO International Bond Fund (Unhedged) Administrative Class

●	PIMCO International Bond Fund (Unhedged) Class C

●	PIMCO International Bond Fund (Unhedged) Institutional Class

●	PIMCO International Bond Fund (Unhedged) I-2

●	PIMCO International Bond Fund (Unhedged) I-3

Filed under the first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A

●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund I-2

●	PIMCO RAE PLUS EMG Fund Class A

●	PIMCO RAE PLUS EMG Fund Class C

●	PIMCO RAE PLUS Fund Class A

●	PIMCO RAE PLUS Fund Class C

●	PIMCO RAE PLUS Fund Institutional Class

●	PIMCO RAE PLUS Fund I-2

●	PIMCO RAE PLUS Fund I-3

●	PIMCO RAE PLUS International Fund Institutional Class

●	PIMCO RAE PLUS International Fund Class A

●	PIMCO RAE PLUS International Fund I-2

●	PIMCO RAE PLUS Small Fund Institutional Class

●	PIMCO RAE PLUS Small Fund Class A

●	PIMCO RAE PLUS Small Fund Class C

●	PIMCO RAE PLUS Small Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund Class A

●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund I-2

●	PIMCO StocksPLUS® Absolute Return Fund I-3

●	PIMCO StocksPLUS® Fund Class A

●	PIMCO StocksPLUS® Fund Class C

●	PIMCO StocksPLUS® Fund Institutional Class

●	PIMCO StocksPLUS® Fund I-2

●	PIMCO StocksPLUS® Fund Class R

●	PIMCO StocksPLUS® Fund I-3

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

●	PIMCO StocksPLUS® International Fund (Unhedged) Class A

●	PIMCO StocksPLUS® International Fund (Unhedged) Class C

●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (Unhedged) I-2

●	PIMCO StocksPLUS® International Fund (Unhedged) I-3

●	PIMCO StocksPLUS® Long Duration Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund Class A

●	PIMCO StocksPLUS® Short Fund Class C

●	PIMCO StocksPLUS® Short Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund I-2

●	PIMCO StocksPLUS® Short Fund I-3

●	PIMCO StocksPLUS® Small Fund Class A

●	PIMCO StocksPLUS® Small Fund Class C

●	PIMCO StocksPLUS® Small Fund Institutional Class

●	PIMCO StocksPLUS® Small Fund I-2

●	PIMCO StocksPLUS® Small Fund I-3

Filed under the second companion submission on Form N-CSR:

●	PIMCO Climate Bond Fund Class A

●	PIMCO Climate Bond Fund Class C

●	PIMCO Climate Bond Fund Institutional Class

●	PIMCO Climate Bond Fund I-2

●	PIMCO Climate Bond Fund I-3

●	PIMCO Dynamic Bond Fund Class A

●	PIMCO Dynamic Bond Fund Class C

●	PIMCO Dynamic Bond Fund Institutional Class

●	PIMCO Dynamic Bond Fund I-2

●	PIMCO Dynamic Bond Fund Class R

●	PIMCO Dynamic Bond Fund I-3

●	PIMCO Extended Duration Fund Institutional Class

●	PIMCO Extended Duration Fund I-2

●	PIMCO GNMA and Government Securities Fund Class A

●	PIMCO GNMA and Government Securities Fund Class C

●	PIMCO GNMA and Government Securities Fund Institutional Class

●	PIMCO GNMA and Government Securities Fund I-2

●	PIMCO GNMA and Government Securities Fund I-3

●	PIMCO Investment Grade Credit Bond Fund Class A

●	PIMCO Investment Grade Credit Bond Fund Administrative Class

●	PIMCO Investment Grade Credit Bond Fund Class C

●	PIMCO Investment Grade Credit Bond Fund Institutional Class

●	PIMCO Investment Grade Credit Bond Fund I-2

●	PIMCO Investment Grade Credit Bond Fund I-3

●	PIMCO Long Duration Total Return Fund Institutional Class

●	PIMCO Long Duration Total Return Fund I-2

●	PIMCO Long Duration Total Return Fund Class A

●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term U.S. Government Fund Class A

●	PIMCO Long-Term U.S. Government Fund Class C

●	PIMCO Long-Term U.S. Government Fund Institutional Class

●	PIMCO Long-Term U.S. Government Fund I-2

●	PIMCO Low Duration Opportunities Fund Class A

●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class

●	PIMCO Low Duration Opportunities Fund I-2

●	PIMCO Moderate Duration Fund Institutional Class

●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3

●	PIMCO Mortgage Opportunities and Bond Fund Class A

●	PIMCO Mortgage Opportunities and Bond Fund Class C

●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

●	PIMCO Mortgage Opportunities and Bond Fund I-2

●	PIMCO Total Return ESG Fund Administrative Class

●	PIMCO Total Return ESG Fund Institutional Class

●	PIMCO Total Return ESG Fund I-2

●	PIMCO Total Return ESG Fund Class A

●	PIMCO Total Return ESG Fund Class C

●	PIMCO Total Return ESG Fund I-3

●	PIMCO Total Return Fund II Institutional Class

●	PIMCO Total Return Fund II I-2

●	PIMCO Total Return Fund IV Class A

●	PIMCO Total Return Fund IV Institutional Class

●	PIMCO Total Return Fund V Institutional Class

Filed under this submission (the third companion submission) on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio

●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Moderate Duration Portfolio

●	PIMCO Mortgage and Short-Term Investments Portfolio

●	PIMCO Municipal Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Sector Funds Series – AM

●	PIMCO Sector Fund Series – H

●	PIMCO Sector Fund Series – I

●	PIMCO Short-Term Portfolio

●	PIMCO Short-Term Floating NAV Portfolio II

●	PIMCO U.S. Government and Short-Term Investments Portfolio

●	PIMCO International Portfolio

●	PIMCO Short Asset Portfolio

●	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund

●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund

●	PIMCO Income Fund Class A

●	PIMCO Income Fund Administrative Class

●	PIMCO Income Fund Class C

●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R

●	PIMCO Income Fund I-3

●	PIMCO Total Return Fund Class A

●	PIMCO Total Return Fund Administrative Class

●	PIMCO Total Return Fund Class C

●	PIMCO Total Return Fund Institutional Class

●	PIMCO Total Return Fund I-2

●	PIMCO Total Return Fund Class R

●	PIMCO Total Return Fund I-3

●	PIMCO Credit Opportunities Bond Fund Class A

●	PIMCO Credit Opportunities Bond Fund Class C

●	PIMCO Credit Opportunities Bond Fund Institutional Class

●	PIMCO Credit Opportunities Bond Fund I-2

●	PIMCO Diversified Income Fund Class A

●	PIMCO Diversified Income Fund Administrative Class

●	PIMCO Diversified Income Fund Class C

●	PIMCO Diversified Income Fund Institutional Class

●	PIMCO Diversified Income Fund I-2

●	PIMCO Diversified Income Fund I-3

●	PIMCO ESG Income Fund Class A

●	PIMCO ESG Income Fund Class C

●	PIMCO ESG Income Fund Institutional Class

●	PIMCO ESG Income Fund I-2

●	PIMCO ESG Income Fund I-3

●	PIMCO High Yield Fund Class A

●	PIMCO High Yield Fund Administrative Class

●	PIMCO High Yield Fund Class C

●	PIMCO High Yield Fund Institutional Class

●	PIMCO High Yield Fund I-2

●	PIMCO High Yield Fund Class R

●	PIMCO High Yield Fund I-3

●	PIMCO High Yield Spectrum Fund Class A

●	PIMCO High Yield Spectrum Fund Class C

●	PIMCO High Yield Spectrum Fund Institutional Class

●	PIMCO High Yield Spectrum Fund I-2

●	PIMCO High Yield Spectrum Fund I-3

●	PIMCO Long-Term Credit Bond Fund Institutional Class

●	PIMCO Long-Term Credit Bond Fund I-2

●	PIMCO Low Duration Credit Fund Class A

●	PIMCO Low Duration Credit Fund Class C

●	PIMCO Low Duration Credit Fund Institutional Class

●	PIMCO Low Duration Credit Fund I-2

●	PIMCO Low Duration Income Fund Class A

●	PIMCO Low Duration Income Fund Class C

●	PIMCO Low Duration Income Fund Institutional Class

●	PIMCO Low Duration Income Fund I-2

●	PIMCO Low Duration Income Fund I-3

●	PIMCO Low Duration Income Fund Class C-2

●	PIMCO Preferred and Capital Securities Fund Class A

●	PIMCO Preferred and Capital Securities Fund Class C

●	PIMCO Preferred and Capital Securities Fund I-2

●	PIMCO Preferred and Capital Securities Fund Institutional Class

●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A

●	PIMCO Government Money Market Fund Class C

●	PIMCO Government Money Market Fund Class M

●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class

●	PIMCO Low Duration Fund Class A

●	PIMCO Low Duration Fund Administrative Class

●	PIMCO Low Duration Fund Class C

●	PIMCO Low Duration Fund Institutional Class

●	PIMCO Low Duration Fund I-2

●	PIMCO Low Duration Fund Class R

●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class

●	PIMCO Low Duration Fund II Institutional Class

●	PIMCO Low Duration ESG Fund Institutional Class

●	PIMCO Low Duration ESG Fund I-2

●	PIMCO Short Asset Investment Fund Class A

●	PIMCO Short Asset Investment Fund Administrative Class

●	PIMCO Short Asset Investment Fund Institutional Class

●	PIMCO Short Asset Investment Fund I-2

●	PIMCO Short Asset Investment Fund Class M

●	PIMCO Short Asset Investment Fund I-3

●	PIMCO Short-Term Fund Class A

●	PIMCO Short-Term Fund Administrative Class

●	PIMCO Short-Term Fund Class C

●	PIMCO Short-Term Fund Institutional Class

●	PIMCO Short-Term Fund I-2

●	PIMCO Short-Term Fund Class R

●	PIMCO Short-Term Fund I-3

●	PIMCO CommoditiesPLUS® Strategy Fund Class A

●	PIMCO CommoditiesPLUS® Strategy Fund Class C

●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

●	PIMCO CommoditiesPLUS® Strategy Fund I-2

●	PIMCO CommoditiesPLUS® Strategy Fund I-3

●	PIMCO CommodityRealReturnStrategy Fund® Class A

●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

●	PIMCO CommodityRealReturnStrategy Fund® Class C

●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

●	PIMCO CommodityRealReturnStrategy Fund® I-2

●	PIMCO CommodityRealReturnStrategy Fund® Class R

●	PIMCO CommodityRealReturnStrategy Fund® I-3

●	PIMCO Inflation Response Multi-Asset Fund Class A

●	PIMCO Inflation Response Multi-Asset Fund Institutional Class

●	PIMCO Inflation Response Multi-Asset Fund I-2

●	PIMCO Inflation Response Multi-Asset Fund I-3

●	PIMCO Long-Term Real Return Fund Institutional Class

●	PIMCO Long-Term Real Return Fund I-2

●	PIMCO Real Return Fund Class A

●	PIMCO Real Return Fund Administrative Class

●	PIMCO Real Return Fund Class C

●	PIMCO Real Return Fund Institutional Class

●	PIMCO Real Return Fund I-2

●	PIMCO Real Return Fund Class R

●	PIMCO Real Return Fund I-3

●	PIMCO RealEstateRealReturn Strategy Fund Class A

●	PIMCO RealEstateRealReturn Strategy Fund Class C

●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund Class C

●	PIMCO TRENDS Managed Futures Strategy Fund Class A

●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

●	PIMCO TRENDS Managed Futures Strategy Fund I-2

PIMCO ABS and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$10	0.10%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Underweight exposure to the 30-year portion of the curve contributed to performance, as 30-year rates rose.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight exposure to asset backed securities detracted from performance, as spreads tightened.

  Exposure to agency MBS detracted from performance, as the sector underperformed the asset backed securities index.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO ABS and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Asset-Backed Securities Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,032	$9,964	$10,008	$10,000
5/31/15	$10,057	$9,940	$10,023	$10,000
6/30/15	$10,086	$9,832	$10,017	$10,000
7/31/15	$10,094	$9,900	$10,036	$10,001
8/31/15	$10,110	$9,886	$10,046	$10,001
9/30/15	$10,123	$9,953	$10,092	$10,001
10/31/15	$10,140	$9,954	$10,069	$10,001
11/30/15	$10,156	$9,928	$10,054	$10,002
12/31/15	$10,158	$9,896	$10,035	$10,002
1/31/16	$10,166	$10,032	$10,137	$10,004
2/29/16	$10,133	$10,103	$10,159	$10,005
3/31/16	$10,159	$10,196	$10,171	$10,008
4/30/16	$10,267	$10,235	$10,196	$10,010
5/31/16	$10,292	$10,238	$10,205	$10,012
6/30/16	$10,353	$10,422	$10,290	$10,014
7/31/16	$10,445	$10,488	$10,281	$10,016
8/31/16	$10,495	$10,476	$10,283	$10,019
9/30/16	$10,565	$10,470	$10,310	$10,021
10/31/16	$10,599	$10,389	$10,306	$10,024
11/30/16	$10,582	$10,144	$10,253	$10,026
12/31/16	$10,625	$10,158	$10,238	$10,029
1/31/17	$10,677	$10,178	$10,260	$10,033
2/28/17	$10,746	$10,246	$10,274	$10,037
3/31/17	$10,806	$10,241	$10,293	$10,042
4/30/17	$10,850	$10,320	$10,325	$10,047
5/31/17	$10,936	$10,399	$10,362	$10,053
6/30/17	$10,983	$10,389	$10,355	$10,060
7/31/17	$11,053	$10,434	$10,383	$10,068
8/31/17	$11,166	$10,527	$10,422	$10,077
9/30/17	$11,203	$10,477	$10,398	$10,086
10/31/17	$11,229	$10,483	$10,404	$10,095
11/30/17	$11,256	$10,470	$10,395	$10,104
12/31/17	$11,288	$10,518	$10,397	$10,114
1/31/18	$11,314	$10,397	$10,367	$10,125
2/28/18	$11,332	$10,298	$10,339	$10,136
3/31/18	$11,364	$10,364	$10,357	$10,149
4/30/18	$11,391	$10,287	$10,353	$10,163
5/31/18	$11,454	$10,360	$10,395	$10,178
6/30/18	$11,481	$10,348	$10,400	$10,193
7/31/18	$11,517	$10,350	$10,410	$10,210
8/31/18	$11,553	$10,417	$10,455	$10,227
9/30/18	$11,588	$10,350	$10,451	$10,244
10/31/18	$11,606	$10,268	$10,459	$10,263
11/30/18	$11,606	$10,329	$10,498	$10,282
12/31/18	$11,634	$10,519	$10,581	$10,302
1/31/19	$11,700	$10,631	$10,631	$10,323
2/28/19	$11,737	$10,625	$10,661	$10,342
3/31/19	$11,807	$10,829	$10,738	$10,364
4/30/19	$11,863	$10,831	$10,766	$10,385
5/31/19	$11,919	$11,024	$10,871	$10,406
6/30/19	$11,973	$11,162	$10,917	$10,427
7/31/19	$12,011	$11,187	$10,915	$10,448
8/31/19	$12,039	$11,476	$11,034	$10,468
9/30/19	$12,080	$11,415	$11,018	$10,486
10/31/19	$12,118	$11,450	$11,048	$10,504
11/30/19	$12,156	$11,444	$11,049	$10,519
12/31/19	$12,190	$11,436	$11,061	$10,534
1/31/20	$12,248	$11,656	$11,171	$10,548
2/29/20	$12,277	$11,866	$11,271	$10,562
3/31/20	$11,604	$11,796	$11,037	$10,575
4/30/20	$11,827	$12,006	$11,185	$10,584
5/31/20	$11,973	$12,062	$11,307	$10,588
6/30/20	$12,077	$12,137	$11,428	$10,589
7/31/20	$12,175	$12,319	$11,476	$10,591
8/31/20	$12,282	$12,219	$11,504	$10,592
9/30/20	$12,334	$12,213	$11,519	$10,593
10/31/20	$12,373	$12,158	$11,520	$10,594
11/30/20	$12,442	$12,277	$11,538	$10,595
12/31/20	$12,517	$12,294	$11,560	$10,595
1/31/21	$12,628	$12,206	$11,577	$10,596
2/28/21	$12,678	$12,030	$11,561	$10,597
3/31/21	$12,688	$11,880	$11,542	$10,597
4/30/21	$12,728	$11,974	$11,558	$10,598
5/31/21	$12,728	$12,013	$11,584	$10,598
6/30/21	$12,740	$12,097	$11,581	$10,598
7/31/21	$12,781	$12,232	$11,605	$10,598
8/31/21	$12,811	$12,209	$11,604	$10,599
9/30/21	$12,869	$12,103	$11,587	$10,599
10/31/21	$12,869	$12,100	$11,547	$10,599
11/30/21	$12,849	$12,136	$11,540	$10,600
12/31/21	$12,871	$12,105	$11,521	$10,600
1/31/22	$12,850	$11,844	$11,456	$10,601
2/28/22	$12,757	$11,712	$11,384	$10,602
3/31/22	$12,591	$11,386	$11,189	$10,603
4/30/22	$12,498	$10,954	$11,104	$10,606
5/31/22	$12,446	$11,025	$11,138	$10,611
6/30/22	$12,309	$10,852	$11,087	$10,619
7/31/22	$12,403	$11,117	$11,140	$10,630
8/31/22	$12,382	$10,803	$11,067	$10,645
9/30/22	$12,170	$10,336	$10,938	$10,666
10/31/22	$12,055	$10,202	$10,846	$10,693
11/30/22	$12,139	$10,578	$10,954	$10,723
12/31/22	$12,270	$10,530	$11,026	$10,759
1/31/23	$12,497	$10,854	$11,182	$10,799
2/28/23	$12,486	$10,573	$11,087	$10,837
3/31/23	$12,447	$10,842	$11,231	$10,880
4/30/23	$12,523	$10,908	$11,287	$10,923
5/31/23	$12,577	$10,789	$11,249	$10,970
6/30/23	$12,632	$10,750	$11,218	$11,016
7/31/23	$12,720	$10,743	$11,265	$11,067
8/31/23	$12,742	$10,674	$11,294	$11,118
9/30/23	$12,712	$10,403	$11,245	$11,168
10/31/23	$12,612	$10,239	$11,227	$11,221
11/30/23	$12,844	$10,702	$11,419	$11,272
12/31/23	$13,074	$11,112	$11,637	$11,325
1/31/24	$13,176	$11,082	$11,691	$11,378
2/29/24	$13,188	$10,925	$11,658	$11,428
3/31/24	$13,327	$11,026	$11,716	$11,480
4/30/24	$13,281	$10,747	$11,644	$11,532
5/31/24	$13,407	$10,930	$11,752	$11,586
6/30/24	$13,477	$11,033	$11,830	$11,638
7/31/24	$13,674	$11,291	$11,992	$11,692
8/31/24	$13,801	$11,453	$12,108	$11,746
9/30/24	$13,912	$11,606	$12,227	$11,797
10/31/24	$13,865	$11,319	$12,141	$11,848
11/30/24	$14,018	$11,438	$12,227	$11,895
12/31/24	$14,039	$11,251	$12,220	$11,942
1/31/25	$14,148	$11,311	$12,260	$11,988
2/28/25	$14,293	$11,560	$12,379	$12,029
3/31/25	$14,350	$11,564	$12,407	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO ABS and Short-Term Investments Portfolio	7.68%	4.34%	3.68%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Asset-Backed Securities Index	5.90%	2.37%	2.18%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,419,457
# of Portfolio Holdings	2,131
Portfolio Turnover Rate	683%
Total Net Advisory Fees Paid During the Reporting Period	$1,328
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Asset-Backed Securities	59.3%
Non-Agency Mortgage-Backed Securities	24.1%
U.S. Treasury Obligations	1.2%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(57.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO ABS and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0460TSRAR_033125

PIMCO EM Bond and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$25	0.24%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Within local debt, long exposure to the Turkish lira contributed to absolute performance, as the currency was supported by a positive carry.

  Within local debt, long exposure to the South African rand contributed to absolute performance, as the currency appreciated.

  Within local debt, long exposure to the Mexican peso detracted from absolute performance, as the currency depreciated.

  Within local debt, long exposure to Brazilian local duration detracted from absolute performance, as local rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate (USD Hedged) Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO EM Bond and Short-Term Investments Portfolio	Bloomberg Global Aggregate (USD Hedged) Index	Custom JPM ELMI + Benchmark	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,143	$9,944	$10,458	$10,000
5/31/15	$10,184	$9,903	$10,277	$10,000
6/30/15	$10,096	$9,780	$10,212	$10,000
7/31/15	$10,138	$9,877	$9,883	$10,001
8/31/15	$10,075	$9,851	$9,461	$10,001
9/30/15	$9,787	$9,909	$9,341	$10,001
10/31/15	$10,093	$9,941	$9,572	$10,001
11/30/15	$10,103	$9,946	$9,472	$10,002
12/31/15	$9,939	$9,919	$9,330	$10,002
1/31/16	$10,168	$10,064	$9,268	$10,004
2/29/16	$10,179	$10,161	$9,334	$10,005
3/31/16	$10,671	$10,244	$10,019	$10,008
4/30/16	$10,854	$10,262	$10,119	$10,010
5/31/16	$10,808	$10,305	$9,854	$10,012
6/30/16	$11,003	$10,501	$10,201	$10,014
7/31/16	$10,946	$10,564	$10,185	$10,016
8/31/16	$11,094	$10,559	$10,232	$10,019
9/30/16	$11,106	$10,557	$10,272	$10,021
10/31/16	$11,300	$10,455	$10,238	$10,024
11/30/16	$11,323	$10,282	$9,880	$10,026
12/31/16	$11,511	$10,311	$10,018	$10,029
1/31/17	$11,316	$10,273	$10,205	$10,033
2/28/17	$11,328	$10,361	$10,348	$10,037
3/31/17	$11,316	$10,356	$10,476	$10,042
4/30/17	$11,396	$10,426	$10,521	$10,047
5/31/17	$11,350	$10,487	$10,642	$10,053
6/30/17	$11,454	$10,458	$10,580	$10,060
7/31/17	$11,499	$10,492	$10,759	$10,068
8/31/17	$11,557	$10,588	$10,855	$10,077
9/30/17	$11,728	$10,539	$10,867	$10,086
10/31/17	$11,511	$10,583	$10,778	$10,095
11/30/17	$11,511	$10,600	$10,970	$10,104
12/31/17	$11,630	$10,624	$11,064	$10,114
1/31/18	$11,860	$10,548	$11,354	$10,125
2/28/18	$11,986	$10,524	$11,245	$10,136
3/31/18	$11,979	$10,611	$11,277	$10,149
4/30/18	$11,875	$10,572	$11,025	$10,163
5/31/18	$11,460	$10,611	$10,806	$10,178
6/30/18	$11,252	$10,631	$10,648	$10,193
7/31/18	$11,648	$10,634	$10,746	$10,210
8/31/18	$10,845	$10,667	$10,402	$10,227
9/30/18	$11,183	$10,626	$10,523	$10,244
10/31/18	$11,718	$10,605	$10,543	$10,263
11/30/18	$11,764	$10,657	$10,622	$10,282
12/31/18	$11,742	$10,811	$10,651	$10,302
1/31/19	$11,976	$10,925	$10,983	$10,323
2/28/19	$12,026	$10,938	$10,949	$10,342
3/31/19	$12,038	$11,134	$10,868	$10,364
4/30/19	$12,088	$11,141	$10,887	$10,385
5/31/19	$12,112	$11,301	$10,846	$10,406
6/30/19	$12,285	$11,460	$11,124	$10,427
7/31/19	$12,347	$11,550	$11,158	$10,448
8/31/19	$12,162	$11,812	$10,784	$10,468
9/30/19	$12,297	$11,757	$10,898	$10,486
10/31/19	$12,260	$11,737	$11,127	$10,504
11/30/19	$12,260	$11,723	$11,042	$10,519
12/31/19	$12,305	$11,699	$11,329	$10,534
1/31/20	$12,305	$11,910	$11,146	$10,548
2/29/20	$12,181	$12,056	$10,865	$10,562
3/31/20	$11,419	$11,868	$10,260	$10,575
4/30/20	$11,618	$12,060	$10,386	$10,584
5/31/20	$11,953	$12,095	$10,498	$10,588
6/30/20	$12,090	$12,155	$10,577	$10,589
7/31/20	$12,264	$12,288	$10,738	$10,591
8/31/20	$12,289	$12,199	$10,776	$10,592
9/30/20	$12,252	$12,243	$10,652	$10,593
10/31/20	$12,289	$12,244	$10,634	$10,594
11/30/20	$12,588	$12,314	$10,986	$10,595
12/31/20	$12,872	$12,352	$11,214	$10,595
1/31/21	$12,723	$12,286	$11,103	$10,596
2/28/21	$12,437	$12,095	$11,050	$10,597
3/31/21	$12,349	$12,047	$10,917	$10,597
4/30/21	$12,486	$12,078	$11,097	$10,598
5/31/21	$12,698	$12,105	$11,276	$10,598
6/30/21	$12,766	$12,164	$11,223	$10,598
7/31/21	$12,616	$12,316	$11,125	$10,598
8/31/21	$12,578	$12,291	$11,215	$10,599
9/30/21	$12,281	$12,175	$11,021	$10,599
10/31/21	$12,293	$12,143	$11,080	$10,599
11/30/21	$12,242	$12,230	$10,865	$10,600
12/31/21	$12,317	$12,180	$10,979	$10,600
1/31/22	$12,175	$11,989	$11,020	$10,601
2/28/22	$11,866	$11,829	$10,635	$10,602
3/31/22	$11,860	$11,574	$9,463	$10,603
4/30/22	$11,471	$11,263	$9,204	$10,606
5/31/22	$11,588	$11,248	$9,311	$10,611
6/30/22	$11,223	$11,077	$9,035	$10,619
7/31/22	$11,484	$11,359	$9,005	$10,630
8/31/22	$11,510	$11,063	$8,988	$10,645
9/30/22	$11,210	$10,707	$8,708	$10,666
10/31/22	$11,290	$10,671	$8,786	$10,693
11/30/22	$11,488	$10,943	$9,148	$10,723
12/31/22	$11,533	$10,814	$9,322	$10,759
1/31/23	$11,725	$11,063	$9,605	$10,799
2/28/23	$11,547	$10,886	$9,408	$10,837
3/31/23	$11,837	$11,128	$9,618	$10,880
4/30/23	$11,892	$11,185	$9,641	$10,923
5/31/23	$11,864	$11,141	$9,529	$10,970
6/30/23	$12,087	$11,134	$9,685	$11,016
7/31/23	$12,240	$11,138	$9,884	$11,067
8/31/23	$12,226	$11,124	$9,706	$11,118
9/30/23	$12,033	$10,932	$9,617	$11,168
10/31/23	$12,004	$10,854	$9,612	$11,221
11/30/23	$12,243	$11,228	$9,920	$11,272
12/31/23	$12,596	$11,586	$10,087	$11,325
1/31/24	$12,582	$11,564	$9,937	$11,378
2/29/24	$12,668	$11,484	$9,962	$11,428
3/31/24	$12,877	$11,588	$9,968	$11,480
4/30/24	$12,746	$11,401	$9,867	$11,532
5/31/24	$13,037	$11,502	$9,957	$11,586
6/30/24	$12,950	$11,602	$9,861	$11,638
7/31/24	$13,066	$11,826	$9,958	$11,692
8/31/24	$12,935	$11,956	$10,241	$11,746
9/30/24	$13,167	$12,094	$10,490	$11,797
10/31/24	$13,298	$11,931	$10,159	$11,848
11/30/24	$13,573	$12,072	$10,054	$11,895
12/31/24	$13,537	$11,980	$9,928	$11,942
1/31/25	$13,829	$12,026	$10,109	$11,988
2/28/25	$14,092	$12,171	$10,153	$12,029
3/31/25	$14,231	$12,120	$10,297	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO EM Bond and Short-Term Investments Portfolio	10.52%	4.50%	3.59%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Custom JPM ELMI + Benchmark	3.30%	0.07%	0.29%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$432,926
# of Portfolio Holdings	682
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$87
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

South Africa	12.2%
Mexico	11.5%
Saudi Arabia	9.7%
Peru	9.6%
Colombia	7.2%
Brazil	6.3%
United States	5.3%
Luxembourg	5.2%
Qatar	4.3%
Romania	4.3%
Other Countries	20.2%
Short-Term Instruments	2.1%
Affiliated Investments	4.5%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO EM Bond and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0138TSRAR_033125

PIMCO High Yield and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$9	0.09%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the cable and satellite sector, specifically exposure to restructure equity of a satellite operator, contributed to performance, as prices rose.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the finance and brokerage sector, specifically overweight exposure to a private mortgage originator, contributed to performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the automotive sector, specifically overweight exposure to a European auto parts manufacturer, detracted from performance, as spreads widened.

  Underweight exposure to front-end interest rates detracted from performance, as interest rates fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO High Yield and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,227	$9,964	$10,111	$10,000
5/31/15	$10,320	$9,940	$10,147	$10,000
6/30/15	$10,189	$9,832	$10,001	$10,000
7/31/15	$10,203	$9,900	$9,969	$10,001
8/31/15	$10,053	$9,886	$9,814	$10,001
9/30/15	$9,846	$9,953	$9,570	$10,001
10/31/15	$10,150	$9,954	$9,857	$10,001
11/30/15	$10,053	$9,928	$9,675	$10,002
12/31/15	$9,893	$9,896	$9,461	$10,002
1/31/16	$9,823	$10,032	$9,343	$10,004
2/29/16	$9,809	$10,103	$9,420	$10,005
3/31/16	$10,172	$10,196	$9,758	$10,008
4/30/16	$10,725	$10,235	$10,085	$10,010
5/31/16	$10,914	$10,238	$10,118	$10,012
6/30/16	$11,084	$10,422	$10,208	$10,014
7/31/16	$11,352	$10,488	$10,457	$10,016
8/31/16	$11,605	$10,476	$10,668	$10,019
9/30/16	$11,729	$10,470	$10,719	$10,021
10/31/16	$11,759	$10,389	$10,733	$10,024
11/30/16	$11,699	$10,144	$10,677	$10,026
12/31/16	$11,888	$10,158	$10,856	$10,029
1/31/17	$12,121	$10,178	$10,980	$10,033
2/28/17	$12,323	$10,246	$11,121	$10,037
3/31/17	$12,338	$10,241	$11,105	$10,042
4/30/17	$12,559	$10,320	$11,241	$10,047
5/31/17	$12,764	$10,399	$11,334	$10,053
6/30/17	$12,792	$10,389	$11,351	$10,060
7/31/17	$12,937	$10,434	$11,470	$10,068
8/31/17	$13,017	$10,527	$11,482	$10,077
9/30/17	$13,104	$10,477	$11,571	$10,086
10/31/17	$13,202	$10,483	$11,621	$10,095
11/30/17	$13,251	$10,470	$11,590	$10,104
12/31/17	$13,330	$10,518	$11,613	$10,114
1/31/18	$13,330	$10,397	$11,663	$10,125
2/28/18	$13,164	$10,298	$11,548	$10,136
3/31/18	$13,129	$10,364	$11,483	$10,149
4/30/18	$13,163	$10,287	$11,548	$10,163
5/31/18	$13,231	$10,360	$11,532	$10,178
6/30/18	$13,301	$10,348	$11,559	$10,193
7/31/18	$13,422	$10,350	$11,683	$10,210
8/31/18	$13,559	$10,417	$11,774	$10,227
9/30/18	$13,669	$10,350	$11,834	$10,244
10/31/18	$13,494	$10,268	$11,661	$10,263
11/30/18	$13,371	$10,329	$11,597	$10,282
12/31/18	$13,196	$10,519	$11,378	$10,302
1/31/19	$13,745	$10,631	$11,881	$10,323
2/28/19	$13,940	$10,625	$12,077	$10,342
3/31/19	$14,060	$10,829	$12,212	$10,364
4/30/19	$14,296	$10,831	$12,368	$10,385
5/31/19	$14,278	$11,024	$12,239	$10,406
6/30/19	$14,587	$11,162	$12,556	$10,427
7/31/19	$14,347	$11,187	$12,630	$10,448
8/31/19	$14,439	$11,476	$12,723	$10,468
9/30/19	$14,391	$11,415	$12,767	$10,486
10/31/19	$14,391	$11,450	$12,809	$10,504
11/30/19	$14,429	$11,444	$12,887	$10,519
12/31/19	$14,738	$11,436	$13,096	$10,534
1/31/20	$14,854	$11,656	$13,105	$10,548
2/29/20	$14,660	$11,866	$12,916	$10,562
3/31/20	$13,489	$11,796	$11,540	$10,575
4/30/20	$13,907	$12,006	$12,022	$10,584
5/31/20	$14,386	$12,062	$12,552	$10,588
6/30/20	$14,593	$12,137	$12,639	$10,589
7/31/20	$15,038	$12,319	$13,252	$10,591
8/31/20	$15,260	$12,219	$13,350	$10,592
9/30/20	$15,212	$12,213	$13,186	$10,593
10/31/20	$15,335	$12,158	$13,250	$10,594
11/30/20	$15,807	$12,277	$13,720	$10,595
12/31/20	$16,044	$12,294	$13,941	$10,595
1/31/21	$16,086	$12,206	$13,956	$10,596
2/28/21	$16,148	$12,030	$13,980	$10,597
3/31/21	$16,109	$11,880	$13,984	$10,597
4/30/21	$16,279	$11,974	$14,133	$10,598
5/31/21	$16,385	$12,013	$14,164	$10,598
6/30/21	$16,833	$12,097	$14,347	$10,598
7/31/21	$16,940	$12,232	$14,411	$10,598
8/31/21	$18,179	$12,209	$14,488	$10,599
9/30/21	$18,356	$12,103	$14,481	$10,599
10/31/21	$18,226	$12,100	$14,458	$10,599
11/30/21	$18,053	$12,136	$14,317	$10,600
12/31/21	$18,468	$12,105	$14,591	$10,600
1/31/22	$18,029	$11,844	$14,175	$10,601
2/28/22	$17,699	$11,712	$14,048	$10,602
3/31/22	$17,464	$11,386	$13,919	$10,603
4/30/22	$16,795	$10,954	$13,420	$10,606
5/31/22	$16,527	$11,025	$13,509	$10,611
6/30/22	$15,795	$10,852	$12,598	$10,619
7/31/22	$16,317	$11,117	$13,374	$10,630
8/31/22	$16,067	$10,803	$13,009	$10,645
9/30/22	$15,434	$10,336	$12,503	$10,666
10/31/22	$15,665	$10,202	$12,876	$10,693
11/30/22	$16,290	$10,578	$13,144	$10,723
12/31/22	$16,346	$10,530	$13,044	$10,759
1/31/23	$17,067	$10,854	$13,516	$10,799
2/28/23	$16,834	$10,573	$13,316	$10,837
3/31/23	$16,584	$10,842	$13,509	$10,880
4/30/23	$16,704	$10,908	$13,623	$10,923
5/31/23	$16,463	$10,789	$13,489	$10,970
6/30/23	$16,740	$10,750	$13,678	$11,016
7/31/23	$17,009	$10,743	$13,855	$11,067
8/31/23	$17,034	$10,674	$13,881	$11,118
9/30/23	$16,876	$10,403	$13,710	$11,168
10/31/23	$16,703	$10,239	$13,578	$11,221
11/30/23	$17,446	$10,702	$14,199	$11,272
12/31/23	$18,062	$11,112	$14,684	$11,325
1/31/24	$18,036	$11,082	$14,694	$11,378
2/29/24	$18,011	$10,925	$14,700	$11,428
3/31/24	$18,255	$11,026	$14,873	$11,480
4/30/24	$18,071	$10,747	$14,736	$11,532
5/31/24	$18,307	$10,930	$14,901	$11,586
6/30/24	$18,529	$11,033	$15,052	$11,638
7/31/24	$18,903	$11,291	$15,304	$11,692
8/31/24	$19,197	$11,453	$15,539	$11,746
9/30/24	$19,460	$11,606	$15,714	$11,797
10/31/24	$19,460	$11,319	$15,601	$11,848
11/30/24	$19,623	$11,438	$15,769	$11,895
12/31/24	$19,552	$11,251	$15,688	$11,942
1/31/25	$19,854	$11,311	$15,898	$11,988
2/28/25	$20,018	$11,560	$16,006	$12,029
3/31/25	$19,807	$11,564	$15,869	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO High Yield and Short-Term Investments Portfolio	8.50%	7.99%	7.07%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated Index	6.70%	6.58%	4.73%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$142,730
# of Portfolio Holdings	542
Portfolio Turnover Rate	61%
Total Net Advisory Fees Paid During the Reporting Period	$30
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	83.4%
Loan Participations and Assignments	7.9%
Common Stocks	5.6%
U.S. Treasury Obligations	3.8%
Warrants	0.2%
Preferred Securities	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	1.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(3.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO High Yield and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0477TSRAR_033125

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$9,625	$10,000
4/30/15	$9,513	$9,924
5/31/15	$9,395	$9,868
6/30/15	$9,231	$9,733
7/31/15	$9,396	$9,855
8/31/15	$9,312	$9,820
9/30/15	$9,341	$9,877
10/31/15	$9,413	$9,929
11/30/15	$9,458	$9,959
12/31/15	$9,392	$9,936
1/31/16	$9,490	$10,093
2/29/16	$9,531	$10,213
3/31/16	$9,643	$10,285
4/30/16	$9,674	$10,283
5/31/16	$9,726	$10,357
6/30/16	$9,947	$10,565
7/31/16	$10,044	$10,623
8/31/16	$10,073	$10,619
9/30/16	$10,108	$10,621
10/31/16	$10,028	$10,498
11/30/16	$9,939	$10,384
12/31/16	$10,012	$10,423
1/31/17	$9,932	$10,333
2/28/17	$10,069	$10,436
3/31/17	$10,066	$10,429
4/30/17	$10,091	$10,492
5/31/17	$10,135	$10,536
6/30/17	$10,104	$10,490
7/31/17	$10,149	$10,514
8/31/17	$10,253	$10,611
9/30/17	$10,231	$10,562
10/31/17	$10,307	$10,635
11/30/17	$10,343	$10,676
12/31/17	$10,323	$10,681
1/31/18	$10,339	$10,639
2/28/18	$10,357	$10,673
3/31/18	$10,455	$10,782
4/30/18	$10,437	$10,771
5/31/18	$10,457	$10,786
6/30/18	$10,500	$10,833
7/31/18	$10,503	$10,832
8/31/18	$10,508	$10,837
9/30/18	$10,490	$10,815
10/31/18	$10,512	$10,846
11/30/18	$10,507	$10,893
12/31/18	$10,553	$11,020
1/31/19	$10,695	$11,132
2/28/19	$10,720	$11,157
3/31/19	$10,856	$11,346
4/30/19	$10,873	$11,351
5/31/19	$10,982	$11,487
6/30/19	$11,142	$11,657
7/31/19	$11,250	$11,800
8/31/19	$11,418	$12,037
9/30/19	$11,362	$11,987
10/31/19	$11,314	$11,918
11/30/19	$11,270	$11,896
12/31/19	$11,282	$11,854
1/31/20	$11,455	$12,058
2/29/20	$11,479	$12,154
3/31/20	$11,053	$11,914
4/30/20	$11,289	$12,083
5/31/20	$11,375	$12,085
6/30/20	$11,460	$12,124
7/31/20	$11,600	$12,211
8/31/20	$11,605	$12,124
9/30/20	$11,694	$12,206
10/31/20	$11,772	$12,244
11/30/20	$11,837	$12,272
12/31/20	$11,928	$12,321
1/31/21	$11,917	$12,267
2/28/21	$11,745	$12,064
3/31/21	$11,756	$12,087
4/30/21	$11,749	$12,075
5/31/21	$11,759	$12,090
6/30/21	$11,759	$12,130
7/31/21	$11,878	$12,294
8/31/21	$11,845	$12,264
9/30/21	$11,735	$12,140
10/31/21	$11,657	$12,089
11/30/21	$11,731	$12,215
12/31/21	$11,682	$12,149
1/31/22	$11,594	$12,014
2/28/22	$11,398	$11,851
3/31/22	$11,236	$11,657
4/30/22	$11,010	$11,438
5/31/22	$10,902	$11,354
6/30/22	$10,676	$11,190
7/31/22	$10,956	$11,491
8/31/22	$10,699	$11,199
9/30/22	$10,409	$10,943
10/31/22	$10,484	$10,998
11/30/22	$10,656	$11,170
12/31/22	$10,490	$10,963
1/31/23	$10,722	$11,149
2/28/23	$10,626	$11,054
3/31/23	$10,779	$11,276
4/30/23	$10,810	$11,323
5/31/23	$10,810	$11,340
6/30/23	$10,842	$11,359
7/31/23	$10,876	$11,367
8/31/23	$10,901	$11,399
9/30/23	$10,806	$11,270
10/31/23	$10,784	$11,267
11/30/23	$11,075	$11,560
12/31/23	$11,440	$11,874
1/31/24	$11,415	$11,856
2/29/24	$11,412	$11,839
3/31/24	$11,566	$11,943
4/30/24	$11,464	$11,833
5/31/24	$11,507	$11,860
6/30/24	$11,573	$11,957
7/31/24	$11,733	$12,151
8/31/24	$11,774	$12,248
9/30/24	$11,921	$12,373
10/31/24	$11,819	$12,312
11/30/24	$12,027	$12,475
12/31/24	$12,041	$12,465
1/31/25	$12,105	$12,497
2/28/25	$12,141	$12,545
3/31/25	$12,061	$12,444

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.28%	1.76%	2.28%
Class A (including sales charge)	0.37%	0.99%	1.89%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS4007TSRAR_033125

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$84	0.82%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,476	$992,358
5/31/15	$976,315	$986,756
6/30/15	$959,442	$973,331
7/31/15	$976,689	$985,467
8/31/15	$968,096	$982,036
9/30/15	$971,186	$987,706
10/31/15	$978,794	$992,904
11/30/15	$983,589	$995,886
12/31/15	$976,924	$993,627
1/31/16	$987,254	$1,009,345
2/29/16	$991,576	$1,021,256
3/31/16	$1,003,384	$1,028,516
4/30/16	$1,006,698	$1,028,260
5/31/16	$1,012,257	$1,035,728
6/30/16	$1,035,357	$1,056,494
7/31/16	$1,045,644	$1,062,283
8/31/16	$1,048,748	$1,061,874
9/30/16	$1,052,565	$1,062,067
10/31/16	$1,044,361	$1,049,820
11/30/16	$1,035,174	$1,038,388
12/31/16	$1,042,992	$1,042,276
1/31/17	$1,034,758	$1,033,340
2/28/17	$1,049,176	$1,043,552
3/31/17	$1,048,953	$1,042,900
4/30/17	$1,051,687	$1,049,165
5/31/17	$1,056,409	$1,053,640
6/30/17	$1,053,318	$1,049,008
7/31/17	$1,058,148	$1,051,403
8/31/17	$1,069,117	$1,061,145
9/30/17	$1,066,974	$1,056,177
10/31/17	$1,074,998	$1,063,529
11/30/17	$1,078,890	$1,067,641
12/31/17	$1,077,006	$1,068,144
1/31/18	$1,078,791	$1,063,886
2/28/18	$1,080,772	$1,067,315
3/31/18	$1,091,125	$1,078,152
4/30/18	$1,089,347	$1,077,101
5/31/18	$1,091,660	$1,078,647
6/30/18	$1,096,231	$1,083,308
7/31/18	$1,096,720	$1,083,162
8/31/18	$1,097,338	$1,083,734
9/30/18	$1,095,618	$1,081,513
10/31/18	$1,098,093	$1,084,606
11/30/18	$1,097,707	$1,089,333
12/31/18	$1,102,584	$1,101,988
1/31/19	$1,117,643	$1,113,190
2/28/19	$1,120,323	$1,115,669
3/31/19	$1,134,689	$1,134,592
4/30/19	$1,136,639	$1,135,073
5/31/19	$1,148,201	$1,148,673
6/30/19	$1,165,014	$1,165,742
7/31/19	$1,176,458	$1,179,977
8/31/19	$1,194,234	$1,203,729
9/30/19	$1,188,431	$1,198,738
10/31/19	$1,183,613	$1,191,805
11/30/19	$1,179,097	$1,189,563
12/31/19	$1,180,502	$1,185,424
1/31/20	$1,198,836	$1,205,752
2/29/20	$1,201,487	$1,215,388
3/31/20	$1,157,019	$1,191,418
4/30/20	$1,181,885	$1,208,290
5/31/20	$1,191,069	$1,208,536
6/30/20	$1,200,042	$1,212,396
7/31/20	$1,214,880	$1,221,103
8/31/20	$1,215,540	$1,212,397
9/30/20	$1,224,982	$1,220,602
10/31/20	$1,233,359	$1,224,352
11/30/20	$1,240,373	$1,227,197
12/31/20	$1,250,018	$1,232,127
1/31/21	$1,249,064	$1,226,715
2/28/21	$1,231,137	$1,206,394
3/31/21	$1,232,478	$1,208,737
4/30/21	$1,231,832	$1,207,460
5/31/21	$1,233,099	$1,209,017
6/30/21	$1,233,221	$1,212,958
7/31/21	$1,245,906	$1,229,373
8/31/21	$1,242,578	$1,226,417
9/30/21	$1,231,132	$1,214,035
10/31/21	$1,223,158	$1,208,876
11/30/21	$1,231,061	$1,221,526
12/31/21	$1,226,119	$1,214,890
1/31/22	$1,217,047	$1,201,381
2/28/22	$1,196,607	$1,185,079
3/31/22	$1,179,711	$1,165,686
4/30/22	$1,156,111	$1,143,768
5/31/22	$1,144,973	$1,135,370
6/30/22	$1,121,301	$1,118,963
7/31/22	$1,150,906	$1,149,081
8/31/22	$1,124,055	$1,119,923
9/30/22	$1,093,739	$1,094,279
10/31/22	$1,101,709	$1,099,795
11/30/22	$1,119,978	$1,117,004
12/31/22	$1,102,683	$1,096,275
1/31/23	$1,127,196	$1,114,854
2/28/23	$1,117,243	$1,105,427
3/31/23	$1,133,423	$1,127,616
4/30/23	$1,136,812	$1,132,344
5/31/23	$1,137,003	$1,134,023
6/30/23	$1,140,470	$1,135,884
7/31/23	$1,144,167	$1,136,737
8/31/23	$1,147,021	$1,139,906
9/30/23	$1,137,069	$1,127,017
10/31/23	$1,134,992	$1,126,689
11/30/23	$1,165,662	$1,155,972
12/31/23	$1,204,296	$1,187,439
1/31/24	$1,201,787	$1,185,639
2/29/24	$1,201,637	$1,183,903
3/31/24	$1,218,033	$1,194,340
4/30/24	$1,207,440	$1,183,323
5/31/24	$1,212,141	$1,185,969
6/30/24	$1,219,164	$1,195,652
7/31/24	$1,236,188	$1,215,082
8/31/24	$1,240,709	$1,224,809
9/30/24	$1,256,361	$1,237,289
10/31/24	$1,245,756	$1,231,192
11/30/24	$1,267,856	$1,247,450
12/31/24	$1,269,474	$1,246,471
1/31/25	$1,276,334	$1,249,658
2/28/25	$1,280,280	$1,254,510
3/31/25	$1,272,007	$1,244,356

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.43%	1.91%	2.44%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS0403TSRAR_033125

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$10,000	$10,000
4/30/15	$9,876	$9,924
5/31/15	$9,747	$9,868
6/30/15	$9,572	$9,733
7/31/15	$9,736	$9,855
8/31/15	$9,643	$9,820
9/30/15	$9,667	$9,877
10/31/15	$9,735	$9,929
11/30/15	$9,776	$9,959
12/31/15	$9,702	$9,936
1/31/16	$9,800	$10,093
2/29/16	$9,839	$10,213
3/31/16	$9,946	$10,285
4/30/16	$9,968	$10,283
5/31/16	$10,016	$10,357
6/30/16	$10,237	$10,565
7/31/16	$10,331	$10,623
8/31/16	$10,354	$10,619
9/30/16	$10,383	$10,621
10/31/16	$10,295	$10,498
11/30/16	$10,197	$10,384
12/31/16	$10,265	$10,423
1/31/17	$10,177	$10,333
2/28/17	$10,305	$10,436
3/31/17	$10,295	$10,429
4/30/17	$10,324	$10,492
5/31/17	$10,364	$10,536
6/30/17	$10,324	$10,490
7/31/17	$10,364	$10,514
8/31/17	$10,462	$10,611
9/30/17	$10,442	$10,562
10/31/17	$10,501	$10,635
11/30/17	$10,531	$10,676
12/31/17	$10,505	$10,681
1/31/18	$10,515	$10,639
2/28/18	$10,526	$10,673
3/31/18	$10,619	$10,782
4/30/18	$10,594	$10,771
5/31/18	$10,608	$10,786
6/30/18	$10,645	$10,833
7/31/18	$10,641	$10,832
8/31/18	$10,639	$10,837
9/30/18	$10,615	$10,815
10/31/18	$10,631	$10,846
11/30/18	$10,619	$10,893
12/31/18	$10,658	$11,020
1/31/19	$10,796	$11,132
2/28/19	$10,814	$11,157
3/31/19	$10,944	$11,346
4/30/19	$10,955	$11,351
5/31/19	$11,058	$11,487
6/30/19	$11,212	$11,657
7/31/19	$11,314	$11,800
8/31/19	$11,475	$12,037
9/30/19	$11,412	$11,987
10/31/19	$11,357	$11,918
11/30/19	$11,305	$11,896
12/31/19	$11,310	$11,854
1/31/20	$11,476	$12,058
2/29/20	$11,494	$12,154
3/31/20	$11,060	$11,914
4/30/20	$11,290	$12,083
5/31/20	$11,369	$12,085
6/30/20	$11,446	$12,124
7/31/20	$11,578	$12,211
8/31/20	$11,576	$12,124
9/30/20	$11,657	$12,206
10/31/20	$11,728	$12,244
11/30/20	$11,786	$12,272
12/31/20	$11,868	$12,321
1/31/21	$11,851	$12,267
2/28/21	$11,672	$12,064
3/31/21	$11,676	$12,087
4/30/21	$11,661	$12,075
5/31/21	$11,664	$12,090
6/30/21	$11,657	$12,130
7/31/21	$11,768	$12,294
8/31/21	$11,728	$12,264
9/30/21	$11,611	$12,140
10/31/21	$11,527	$12,089
11/30/21	$11,593	$12,215
12/31/21	$11,537	$12,149
1/31/22	$11,443	$12,014
2/28/22	$11,243	$11,851
3/31/22	$11,076	$11,657
4/30/22	$10,846	$11,438
5/31/22	$10,733	$11,354
6/30/22	$10,504	$11,190
7/31/22	$10,773	$11,491
8/31/22	$10,513	$11,199
9/30/22	$10,222	$10,943
10/31/22	$10,289	$10,998
11/30/22	$10,452	$11,170
12/31/22	$10,282	$10,963
1/31/23	$10,503	$11,149
2/28/23	$10,403	$11,054
3/31/23	$10,545	$11,276
4/30/23	$10,569	$11,323
5/31/23	$10,563	$11,340
6/30/23	$10,587	$11,359
7/31/23	$10,614	$11,367
8/31/23	$10,632	$11,399
9/30/23	$10,532	$11,270
10/31/23	$10,505	$11,267
11/30/23	$10,781	$11,560
12/31/23	$11,130	$11,874
1/31/24	$11,098	$11,856
2/29/24	$11,089	$11,839
3/31/24	$11,232	$11,943
4/30/24	$11,126	$11,833
5/31/24	$11,160	$11,860
6/30/24	$11,217	$11,957
7/31/24	$11,365	$12,151
8/31/24	$11,397	$12,248
9/30/24	$11,533	$12,373
10/31/24	$11,427	$12,312
11/30/24	$11,621	$12,475
12/31/24	$11,627	$12,465
1/31/25	$11,680	$12,497
2/28/25	$11,708	$12,545
3/31/25	$11,625	$12,444

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.50%	1.00%	1.52%
Class C (including sales charge)	2.50%	1.00%	1.52%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS4207TSRAR_033125

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$74	0.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,560	$992,358
5/31/15	$976,479	$986,756
6/30/15	$959,680	$973,331
7/31/15	$977,025	$985,467
8/31/15	$968,498	$982,036
9/30/15	$971,669	$987,706
10/31/15	$979,368	$992,904
11/30/15	$984,239	$995,886
12/31/15	$977,668	$993,627
1/31/16	$988,068	$1,009,345
2/29/16	$992,471	$1,021,256
3/31/16	$1,004,373	$1,028,516
4/30/16	$1,007,780	$1,028,260
5/31/16	$1,013,424	$1,035,728
6/30/16	$1,036,633	$1,056,494
7/31/16	$1,047,022	$1,062,283
8/31/16	$1,050,219	$1,061,874
9/30/16	$1,054,142	$1,062,067
10/31/16	$1,046,001	$1,049,820
11/30/16	$1,036,884	$1,038,388
12/31/16	$1,044,817	$1,042,276
1/31/17	$1,036,643	$1,033,340
2/28/17	$1,051,166	$1,043,552
3/31/17	$1,051,045	$1,042,900
4/30/17	$1,053,857	$1,049,165
5/31/17	$1,058,679	$1,053,640
6/30/17	$1,055,683	$1,049,008
7/31/17	$1,060,598	$1,051,403
8/31/17	$1,071,682	$1,061,145
9/30/17	$1,069,629	$1,056,177
10/31/17	$1,077,757	$1,063,529
11/30/17	$1,081,748	$1,067,641
12/31/17	$1,079,958	$1,068,144
1/31/18	$1,081,832	$1,063,886
2/28/18	$1,083,901	$1,067,315
3/31/18	$1,094,383	$1,078,152
4/30/18	$1,092,693	$1,077,101
5/31/18	$1,095,107	$1,078,647
6/30/18	$1,099,793	$1,083,308
7/31/18	$1,100,384	$1,083,162
8/31/18	$1,101,115	$1,083,734
9/30/18	$1,099,477	$1,081,513
10/31/18	$1,102,060	$1,084,606
11/30/18	$1,101,779	$1,089,333
12/31/18	$1,106,765	$1,101,988
1/31/19	$1,121,986	$1,113,190
2/28/19	$1,124,768	$1,115,669
3/31/19	$1,139,302	$1,134,592
4/30/19	$1,141,361	$1,135,073
5/31/19	$1,153,079	$1,148,673
6/30/19	$1,170,065	$1,165,742
7/31/19	$1,181,672	$1,179,977
8/31/19	$1,199,642	$1,203,729
9/30/19	$1,193,908	$1,198,738
10/31/19	$1,189,173	$1,191,805
11/30/19	$1,184,739	$1,189,563
12/31/19	$1,186,255	$1,185,424
1/31/20	$1,204,798	$1,205,752
2/29/20	$1,207,558	$1,215,388
3/31/20	$1,162,948	$1,191,418
4/30/20	$1,188,066	$1,208,290
5/31/20	$1,197,408	$1,208,536
6/30/20	$1,206,533	$1,212,396
7/31/20	$1,221,572	$1,221,103
8/31/20	$1,222,329	$1,212,397
9/30/20	$1,231,929	$1,220,602
10/31/20	$1,240,467	$1,224,352
11/30/20	$1,247,624	$1,227,197
12/31/20	$1,257,448	$1,232,127
1/31/21	$1,256,584	$1,226,715
2/28/21	$1,238,631	$1,206,394
3/31/21	$1,240,084	$1,208,737
4/30/21	$1,239,541	$1,207,460
5/31/21	$1,240,917	$1,209,017
6/30/21	$1,241,138	$1,212,958
7/31/21	$1,254,023	$1,229,373
8/31/21	$1,250,772	$1,226,417
9/30/21	$1,239,345	$1,214,035
10/31/21	$1,231,417	$1,208,876
11/30/21	$1,239,477	$1,221,526
12/31/21	$1,234,606	$1,214,890
1/31/22	$1,225,562	$1,201,381
2/28/22	$1,205,069	$1,185,079
3/31/22	$1,188,145	$1,165,686
4/30/22	$1,164,463	$1,143,768
5/31/22	$1,153,335	$1,135,370
6/30/22	$1,129,581	$1,118,963
7/31/22	$1,159,535	$1,149,081
8/31/22	$1,132,545	$1,119,923
9/30/22	$1,102,064	$1,094,279
10/31/22	$1,110,203	$1,099,795
11/30/22	$1,128,722	$1,117,004
12/31/22	$1,111,356	$1,096,275
1/31/23	$1,136,158	$1,114,854
2/28/23	$1,126,199	$1,105,427
3/31/23	$1,142,626	$1,127,616
4/30/23	$1,146,139	$1,132,344
5/31/23	$1,146,428	$1,134,023
6/30/23	$1,150,032	$1,135,884
7/31/23	$1,153,861	$1,136,737
8/31/23	$1,156,857	$1,139,906
9/30/23	$1,146,897	$1,127,017
10/31/23	$1,144,907	$1,126,689
11/30/23	$1,175,976	$1,155,972
12/31/23	$1,215,091	$1,187,439
1/31/24	$1,212,670	$1,185,639
2/29/24	$1,212,625	$1,183,903
3/31/24	$1,229,304	$1,194,340
4/30/24	$1,218,697	$1,183,323
5/31/24	$1,223,546	$1,185,969
6/30/24	$1,230,725	$1,195,652
7/31/24	$1,248,056	$1,215,082
8/31/24	$1,252,745	$1,224,809
9/30/24	$1,268,661	$1,237,289
10/31/24	$1,258,038	$1,231,192
11/30/24	$1,280,509	$1,247,450
12/31/24	$1,282,250	$1,246,471
1/31/25	$1,289,328	$1,249,658
2/28/25	$1,293,419	$1,254,510
3/31/25	$1,285,179	$1,244,356

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	4.55%	2.02%	2.54%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS2182TSRAR_033125

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.57%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,683	$992,358
5/31/15	$976,725	$986,756
6/30/15	$960,039	$973,331
7/31/15	$977,515	$985,467
8/31/15	$969,107	$982,036
9/30/15	$972,400	$987,706
10/31/15	$980,229	$992,904
11/30/15	$985,225	$995,886
12/31/15	$978,772	$993,627
1/31/16	$989,309	$1,009,345
2/29/16	$993,834	$1,021,256
3/31/16	$1,005,880	$1,028,516
4/30/16	$1,009,415	$1,028,260
5/31/16	$1,015,197	$1,035,728
6/30/16	$1,038,573	$1,056,494
7/31/16	$1,049,113	$1,062,283
8/31/16	$1,052,451	$1,061,874
9/30/16	$1,056,511	$1,062,067
10/31/16	$1,048,485	$1,049,820
11/30/16	$1,039,475	$1,038,388
12/31/16	$1,047,560	$1,042,276
1/31/17	$1,039,496	$1,033,340
2/28/17	$1,054,180	$1,043,552
3/31/17	$1,054,193	$1,042,900
4/30/17	$1,057,143	$1,049,165
5/31/17	$1,062,115	$1,053,640
6/30/17	$1,059,240	$1,049,008
7/31/17	$1,064,307	$1,051,403
8/31/17	$1,075,566	$1,061,145
9/30/17	$1,073,638	$1,056,177
10/31/17	$1,081,933	$1,063,529
11/30/17	$1,086,073	$1,067,641
12/31/17	$1,084,414	$1,068,144
1/31/18	$1,086,434	$1,063,886
2/28/18	$1,088,637	$1,067,315
3/31/18	$1,099,305	$1,078,152
4/30/18	$1,097,732	$1,077,101
5/31/18	$1,100,296	$1,078,647
6/30/18	$1,105,137	$1,083,308
7/31/18	$1,105,858	$1,083,162
8/31/18	$1,106,738	$1,083,734
9/30/18	$1,105,208	$1,081,513
10/31/18	$1,107,939	$1,084,606
11/30/18	$1,107,793	$1,089,333
12/31/18	$1,112,943	$1,101,988
1/31/19	$1,128,374	$1,113,190
2/28/19	$1,131,297	$1,115,669
3/31/19	$1,146,045	$1,134,592
4/30/19	$1,148,250	$1,135,073
5/31/19	$1,160,182	$1,148,673
6/30/19	$1,177,393	$1,165,742
7/31/19	$1,189,210	$1,179,977
8/31/19	$1,207,444	$1,203,729
9/30/19	$1,201,807	$1,198,738
10/31/19	$1,197,188	$1,191,805
11/30/19	$1,192,872	$1,189,563
12/31/19	$1,194,545	$1,185,424
1/31/20	$1,213,353	$1,205,752
2/29/20	$1,216,269	$1,215,388
3/31/20	$1,171,499	$1,191,418
4/30/20	$1,196,918	$1,208,290
5/31/20	$1,206,473	$1,208,536
6/30/20	$1,215,811	$1,212,396
7/31/20	$1,231,120	$1,221,103
8/31/20	$1,232,032	$1,212,397
9/30/20	$1,241,856	$1,220,602
10/31/20	$1,250,621	$1,224,352
11/30/20	$1,257,982	$1,227,197
12/31/20	$1,268,058	$1,232,127
1/31/21	$1,267,333	$1,226,715
2/28/21	$1,249,386	$1,206,394
3/31/21	$1,251,013	$1,208,737
4/30/21	$1,250,632	$1,207,460
5/31/21	$1,252,166	$1,209,017
6/30/21	$1,252,546	$1,212,958
7/31/21	$1,265,709	$1,229,373
8/31/21	$1,262,586	$1,226,417
9/30/21	$1,251,215	$1,214,035
10/31/21	$1,243,377	$1,208,876
11/30/21	$1,251,668	$1,221,526
12/31/21	$1,246,925	$1,214,890
1/31/22	$1,237,946	$1,201,381
2/28/22	$1,217,390	$1,185,079
3/31/22	$1,200,461	$1,165,686
4/30/22	$1,176,698	$1,143,768
5/31/22	$1,165,603	$1,135,370
6/30/22	$1,141,740	$1,118,963
7/31/22	$1,172,129	$1,149,081
8/31/22	$1,145,030	$1,119,923
9/30/22	$1,114,396	$1,094,279
10/31/22	$1,122,740	$1,099,795
11/30/22	$1,141,587	$1,117,004
12/31/22	$1,124,216	$1,096,275
1/31/23	$1,149,434	$1,114,854
2/28/23	$1,139,505	$1,105,427
3/31/23	$1,156,267	$1,127,616
4/30/23	$1,159,949	$1,132,344
5/31/23	$1,160,387	$1,134,023
6/30/23	$1,164,180	$1,135,884
7/31/23	$1,168,185	$1,136,737
8/31/23	$1,171,345	$1,139,906
9/30/23	$1,161,428	$1,127,017
10/31/23	$1,159,545	$1,126,689
11/30/23	$1,191,123	$1,155,972
12/31/23	$1,230,868	$1,187,439
1/31/24	$1,228,555	$1,185,639
2/29/24	$1,228,645	$1,183,903
3/31/24	$1,245,671	$1,194,340
4/30/24	$1,235,092	$1,183,323
5/31/24	$1,240,183	$1,185,969
6/30/24	$1,247,606	$1,195,652
7/31/24	$1,265,293	$1,215,082
8/31/24	$1,270,209	$1,224,809
9/30/24	$1,286,479	$1,237,289
10/31/24	$1,275,891	$1,231,192
11/30/24	$1,298,798	$1,247,450
12/31/24	$1,300,731	$1,246,471
1/31/25	$1,308,046	$1,249,658
2/28/25	$1,312,340	$1,254,510
3/31/25	$1,304,117	$1,244,356

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.69%	2.17%	2.69%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS0103TSRAR_033125

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$988,600	$992,358
5/31/15	$976,560	$986,756
6/30/15	$959,799	$973,331
7/31/15	$977,183	$985,467
8/31/15	$968,702	$982,036
9/30/15	$971,913	$987,706
10/31/15	$979,654	$992,904
11/30/15	$984,569	$995,886
12/31/15	$978,029	$993,627
1/31/16	$988,482	$1,009,345
2/29/16	$992,925	$1,021,256
3/31/16	$1,004,876	$1,028,516
4/30/16	$1,008,324	$1,028,260
5/31/16	$1,014,016	$1,035,728
6/30/16	$1,037,282	$1,056,494
7/31/16	$1,047,720	$1,062,283
8/31/16	$1,050,965	$1,061,874
9/30/16	$1,054,927	$1,062,067
10/31/16	$1,046,830	$1,049,820
11/30/16	$1,037,748	$1,038,388
12/31/16	$1,045,726	$1,042,276
1/31/17	$1,037,599	$1,033,340
2/28/17	$1,052,176	$1,043,552
3/31/17	$1,052,094	$1,042,900
4/30/17	$1,054,959	$1,049,165
5/31/17	$1,059,830	$1,053,640
6/30/17	$1,056,869	$1,049,008
7/31/17	$1,061,841	$1,051,403
8/31/17	$1,072,984	$1,061,145
9/30/17	$1,070,969	$1,056,177
10/31/17	$1,079,156	$1,063,529
11/30/17	$1,083,196	$1,067,641
12/31/17	$1,081,447	$1,068,144
1/31/18	$1,083,373	$1,063,886
2/28/18	$1,085,486	$1,067,315
3/31/18	$1,096,027	$1,078,152
4/30/18	$1,094,372	$1,077,101
5/31/18	$1,096,836	$1,078,647
6/30/18	$1,101,568	$1,083,308
7/31/18	$1,102,196	$1,083,162
8/31/18	$1,102,971	$1,083,734
9/30/18	$1,101,365	$1,081,513
10/31/18	$1,103,993	$1,084,606
11/30/18	$1,103,751	$1,089,333
12/31/18	$1,108,791	$1,101,988
1/31/19	$1,124,073	$1,113,190
2/28/19	$1,126,897	$1,115,669
3/31/19	$1,141,492	$1,134,592
4/30/19	$1,143,596	$1,135,073
5/31/19	$1,155,379	$1,148,673
6/30/19	$1,172,430	$1,165,742
7/31/19	$1,184,098	$1,179,977
8/31/19	$1,202,146	$1,203,729
9/30/19	$1,196,443	$1,198,738
10/31/19	$1,191,744	$1,191,805
11/30/19	$1,187,346	$1,189,563
12/31/19	$1,188,911	$1,185,424
1/31/20	$1,207,525	$1,205,752
2/29/20	$1,210,335	$1,215,388
3/31/20	$1,165,686	$1,191,418
4/30/20	$1,190,884	$1,208,290
5/31/20	$1,200,289	$1,208,536
6/30/20	$1,209,480	$1,212,396
7/31/20	$1,224,600	$1,221,103
8/31/20	$1,225,410	$1,212,397
9/30/20	$1,235,080	$1,220,602
10/31/20	$1,243,689	$1,224,352
11/30/20	$1,250,910	$1,227,197
12/31/20	$1,260,813	$1,232,127
1/31/21	$1,259,997	$1,226,715
2/28/21	$1,242,058	$1,206,394
3/31/21	$1,243,569	$1,208,737
4/30/21	$1,243,082	$1,207,460
5/31/21	$1,244,508	$1,209,017
6/30/21	$1,244,784	$1,212,958
7/31/21	$1,257,756	$1,229,373
8/31/21	$1,254,550	$1,226,417
9/30/21	$1,243,147	$1,214,035
10/31/21	$1,235,254	$1,208,876
11/30/21	$1,243,388	$1,221,526
12/31/21	$1,238,565	$1,214,890
1/31/22	$1,229,548	$1,201,381
2/28/22	$1,209,039	$1,185,079
3/31/22	$1,192,125	$1,165,686
4/30/22	$1,168,426	$1,143,768
5/31/22	$1,157,313	$1,135,370
6/30/22	$1,133,527	$1,118,963
7/31/22	$1,163,600	$1,149,081
8/31/22	$1,136,600	$1,119,923
9/30/22	$1,106,093	$1,094,279
10/31/22	$1,114,289	$1,099,795
11/30/22	$1,132,906	$1,117,004
12/31/22	$1,115,564	$1,096,275
1/31/23	$1,140,503	$1,114,854
2/28/23	$1,130,563	$1,105,427
3/31/23	$1,147,091	$1,127,616
4/30/23	$1,150,656	$1,132,344
5/31/23	$1,150,993	$1,134,023
6/30/23	$1,154,654	$1,135,884
7/31/23	$1,158,535	$1,136,737
8/31/23	$1,161,571	$1,139,906
9/30/23	$1,151,640	$1,127,017
10/31/23	$1,149,678	$1,126,689
11/30/23	$1,180,891	$1,155,972
12/31/23	$1,220,190	$1,187,439
1/31/24	$1,217,797	$1,185,639
2/29/24	$1,217,792	$1,183,903
3/31/24	$1,234,564	$1,194,340
4/30/24	$1,223,979	$1,183,323
5/31/24	$1,228,912	$1,185,969
6/30/24	$1,236,174	$1,195,652
7/31/24	$1,253,594	$1,215,082
8/31/24	$1,258,350	$1,224,809
9/30/24	$1,274,371	$1,237,289
10/31/24	$1,263,776	$1,231,192
11/30/24	$1,286,357	$1,247,450
12/31/24	$1,288,163	$1,246,471
1/31/25	$1,295,294	$1,249,658
2/28/25	$1,299,447	$1,254,510
3/31/25	$1,291,203	$1,244,356

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	4.59%	2.07%	2.59%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS1911TSRAR_033125

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$124	1.22%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Long exposure to select emerging markets currencies in the Middle East, Eastern Europe, and Africa contributed to relative performance, particularly the Turkish lira, as local yields remained elevated.

  Long exposure to senior securitized credit, particularly U.S. non-agency residential mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

  Underweight exposure to duration in China detracted from relative performance, as yields fell.

  Positioning within developed market currencies, notably short exposure to the euro, detracted from relative performance, as the currency appreciated against the U.S. dollar, particularly during the third quarter of 2024.

  Underweight exposure to duration in Thailand detracted from relative performance, as yields fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/15	$10,000	$10,000
4/30/15	$9,881	$9,924
5/31/15	$9,757	$9,868
6/30/15	$9,585	$9,733
7/31/15	$9,754	$9,855
8/31/15	$9,665	$9,820
9/30/15	$9,692	$9,877
10/31/15	$9,765	$9,929
11/30/15	$9,810	$9,959
12/31/15	$9,740	$9,936
1/31/16	$9,840	$10,093
2/29/16	$9,880	$10,213
3/31/16	$9,994	$10,285
4/30/16	$10,023	$10,283
5/31/16	$10,075	$10,357
6/30/16	$10,302	$10,565
7/31/16	$10,401	$10,623
8/31/16	$10,428	$10,619
9/30/16	$10,463	$10,621
10/31/16	$10,378	$10,498
11/30/16	$10,283	$10,384
12/31/16	$10,357	$10,423
1/31/17	$10,272	$10,333
2/28/17	$10,412	$10,436
3/31/17	$10,406	$10,429
4/30/17	$10,430	$10,492
5/31/17	$10,473	$10,536
6/30/17	$10,439	$10,490
7/31/17	$10,483	$10,514
8/31/17	$10,588	$10,611
9/30/17	$10,564	$10,562
10/31/17	$10,640	$10,635
11/30/17	$10,675	$10,676
12/31/17	$10,652	$10,681
1/31/18	$10,666	$10,639
2/28/18	$10,683	$10,673
3/31/18	$10,781	$10,782
4/30/18	$10,760	$10,771
5/31/18	$10,779	$10,786
6/30/18	$10,821	$10,833
7/31/18	$10,822	$10,832
8/31/18	$10,824	$10,837
9/30/18	$10,804	$10,815
10/31/18	$10,825	$10,846
11/30/18	$10,817	$10,893
12/31/18	$10,862	$11,020
1/31/19	$11,007	$11,132
2/28/19	$11,030	$11,157
3/31/19	$11,167	$11,346
4/30/19	$11,183	$11,351
5/31/19	$11,293	$11,487
6/30/19	$11,455	$11,657
7/31/19	$11,563	$11,800
8/31/19	$11,734	$12,037
9/30/19	$11,673	$11,987
10/31/19	$11,622	$11,918
11/30/19	$11,574	$11,896
12/31/19	$11,583	$11,854
1/31/20	$11,759	$12,058
2/29/20	$11,782	$12,154
3/31/20	$11,342	$11,914
4/30/20	$11,582	$12,083
5/31/20	$11,668	$12,085
6/30/20	$11,752	$12,124
7/31/20	$11,893	$12,211
8/31/20	$11,896	$12,124
9/30/20	$11,984	$12,206
10/31/20	$12,062	$12,244
11/30/20	$12,127	$12,272
12/31/20	$12,216	$12,321
1/31/21	$12,203	$12,267
2/28/21	$12,024	$12,064
3/31/21	$12,033	$12,087
4/30/21	$12,023	$12,075
5/31/21	$12,031	$12,090
6/30/21	$12,029	$12,130
7/31/21	$12,148	$12,294
8/31/21	$12,112	$12,264
9/30/21	$11,996	$12,140
10/31/21	$11,914	$12,089
11/30/21	$11,987	$12,215
12/31/21	$11,935	$12,149
1/31/22	$11,843	$12,014
2/28/22	$11,640	$11,851
3/31/22	$11,472	$11,657
4/30/22	$11,239	$11,438
5/31/22	$11,127	$11,354
6/30/22	$10,893	$11,190
7/31/22	$11,177	$11,491
8/31/22	$10,913	$11,199
9/30/22	$10,614	$10,943
10/31/22	$10,688	$10,998
11/30/22	$10,862	$11,170
12/31/22	$10,691	$10,963
1/31/23	$10,925	$11,149
2/28/23	$10,825	$11,054
3/31/23	$10,978	$11,276
4/30/23	$11,007	$11,323
5/31/23	$11,005	$11,340
6/30/23	$11,035	$11,359
7/31/23	$11,067	$11,367
8/31/23	$11,091	$11,399
9/30/23	$10,991	$11,270
10/31/23	$10,968	$11,267
11/30/23	$11,260	$11,560
12/31/23	$11,630	$11,874
1/31/24	$11,602	$11,856
2/29/24	$11,596	$11,839
3/31/24	$11,751	$11,943
4/30/24	$11,645	$11,833
5/31/24	$11,686	$11,860
6/30/24	$11,750	$11,957
7/31/24	$11,910	$12,151
8/31/24	$11,949	$12,248
9/30/24	$12,096	$12,373
10/31/24	$11,990	$12,312
11/30/24	$12,199	$12,475
12/31/24	$12,210	$12,465
1/31/25	$12,272	$12,497
2/28/25	$12,306	$12,545
3/31/25	$12,223	$12,444

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	4.02%	1.51%	2.03%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,150,189
# of Portfolio Holdings	2,083
Portfolio Turnover Rate	699%
Total Net Advisory Fees Paid During the Reporting Period	$37,958
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.8%
Japan	8.3%
Canada	6.7%
Spain	6.1%
France	5.7%
United Kingdom	4.3%
Denmark	2.9%
Ireland	2.6%
Cayman Islands	2.5%
Australia	2.3%
Other Countries	18.4%
Short-Term Instruments	0.2%
Affiliated Investments	4.9%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(41.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.18% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS4507TSRAR_033125

PIMCO International Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$20	0.19%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

  Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

  Positioning within developed market currencies, notably short exposure to the euro, contributed to relative performance, as the currency depreciated against the U.S. dollar during the second quarter of 2024.

  Overweight exposure to duration in the U.K. detracted from relative performance, as intermediate and longer maturity yields rose.

  Overweight exposure to duration in Canada, particularly in October of 2024, detracted from relative performance, as yields rose during that period.

  Underweight exposure to European peripheral local debt, including in Italy and Spain, detracted from relative performance, as yields remained elevated.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate ex-USD (USD Hedged) Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO International Portfolio	Bloomberg Global Aggregate ex-USD (USD Hedged) Index	JPMorgan GBI Global ex-US Index Hedged in USD	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,641	$9,924	$9,908	$10,000
5/31/15	$9,821	$9,868	$9,827	$10,000
6/30/15	$9,468	$9,733	$9,678	$10,000
7/31/15	$9,656	$9,855	$9,825	$10,001
8/31/15	$9,385	$9,820	$9,788	$10,001
9/30/15	$9,351	$9,877	$9,882	$10,001
10/31/15	$9,450	$9,929	$9,928	$10,001
11/30/15	$9,516	$9,959	$9,964	$10,002
12/31/15	$9,577	$9,936	$9,942	$10,002
1/31/16	$9,554	$10,093	$10,145	$10,004
2/29/16	$9,299	$10,213	$10,296	$10,005
3/31/16	$9,230	$10,285	$10,366	$10,008
4/30/16	$9,103	$10,283	$10,343	$10,010
5/31/16	$9,241	$10,357	$10,441	$10,012
6/30/16	$8,813	$10,565	$10,709	$10,014
7/31/16	$8,882	$10,623	$10,742	$10,016
8/31/16	$8,929	$10,619	$10,723	$10,019
9/30/16	$8,917	$10,621	$10,716	$10,021
10/31/16	$8,929	$10,498	$10,556	$10,024
11/30/16	$9,160	$10,384	$10,439	$10,026
12/31/16	$9,103	$10,423	$10,484	$10,029
1/31/17	$9,160	$10,333	$10,344	$10,033
2/28/17	$8,964	$10,436	$10,461	$10,037
3/31/17	$8,894	$10,429	$10,446	$10,042
4/30/17	$8,651	$10,492	$10,515	$10,047
5/31/17	$8,558	$10,536	$10,560	$10,053
6/30/17	$8,836	$10,490	$10,503	$10,060
7/31/17	$8,859	$10,514	$10,526	$10,068
8/31/17	$8,744	$10,611	$10,635	$10,077
9/30/17	$9,045	$10,562	$10,570	$10,086
10/31/17	$8,894	$10,635	$10,654	$10,095
11/30/17	$8,744	$10,676	$10,704	$10,104
12/31/17	$8,790	$10,681	$10,697	$10,114
1/31/18	$9,045	$10,639	$10,653	$10,125
2/28/18	$9,056	$10,673	$10,701	$10,136
3/31/18	$8,778	$10,782	$10,853	$10,149
4/30/18	$8,686	$10,771	$10,834	$10,163
5/31/18	$8,570	$10,786	$10,824	$10,178
6/30/18	$8,605	$10,833	$10,883	$10,193
7/31/18	$8,732	$10,832	$10,867	$10,210
8/31/18	$8,836	$10,837	$10,840	$10,227
9/30/18	$8,906	$10,815	$10,818	$10,244
10/31/18	$8,998	$10,846	$10,856	$10,263
11/30/18	$8,720	$10,893	$10,918	$10,282
12/31/18	$7,994	$11,020	$11,080	$10,302
1/31/19	$7,924	$11,132	$11,203	$10,323
2/28/19	$8,098	$11,157	$11,204	$10,342
3/31/19	$7,471	$11,346	$11,419	$10,364
4/30/19	$7,576	$11,351	$11,410	$10,385
5/31/19	$7,378	$11,487	$11,577	$10,406
6/30/19	$7,194	$11,657	$11,772	$10,427
7/31/19	$6,949	$11,800	$11,936	$10,448
8/31/19	$6,716	$12,037	$12,243	$10,468
9/30/19	$7,172	$11,987	$12,190	$10,486
10/31/19	$7,254	$11,918	$12,093	$10,504
11/30/19	$7,102	$11,896	$12,033	$10,519
12/31/19	$7,092	$11,854	$11,964	$10,534
1/31/20	$7,368	$12,058	$12,211	$10,548
2/29/20	$6,961	$12,154	$12,324	$10,562
3/31/20	$6,505	$11,914	$12,137	$10,575
4/30/20	$6,254	$12,083	$12,247	$10,584
5/31/20	$6,230	$12,085	$12,239	$10,588
6/30/20	$6,278	$12,124	$12,275	$10,589
7/31/20	$6,266	$12,211	$12,374	$10,591
8/31/20	$6,445	$12,124	$12,249	$10,592
9/30/20	$6,386	$12,206	$12,383	$10,593
10/31/20	$6,457	$12,244	$12,428	$10,594
11/30/20	$6,469	$12,272	$12,438	$10,595
12/31/20	$6,398	$12,321	$12,486	$10,595
1/31/21	$6,517	$12,267	$12,404	$10,596
2/28/21	$6,769	$12,064	$12,140	$10,597
3/31/21	$6,793	$12,087	$12,188	$10,597
4/30/21	$6,793	$12,075	$12,146	$10,598
5/31/21	$6,769	$12,090	$12,160	$10,598
6/30/21	$6,685	$12,130	$12,209	$10,598
7/31/21	$6,505	$12,294	$12,393	$10,598
8/31/21	$6,553	$12,264	$12,349	$10,599
9/30/21	$6,781	$12,140	$12,203	$10,599
10/31/21	$6,601	$12,089	$12,183	$10,599
11/30/21	$6,338	$12,215	$12,351	$10,600
12/31/21	$6,493	$12,149	$12,226	$10,600
1/31/22	$6,649	$12,014	$12,062	$10,601
2/28/22	$6,769	$11,851	$11,913	$10,602
3/31/22	$6,757	$11,657	$11,728	$10,603
4/30/22	$6,601	$11,438	$11,478	$10,606
5/31/22	$6,865	$11,354	$11,340	$10,611
6/30/22	$6,894	$11,190	$11,189	$10,619
7/31/22	$6,834	$11,491	$11,489	$10,630
8/31/22	$6,918	$11,199	$11,130	$10,645
9/30/22	$7,023	$10,943	$10,825	$10,666
10/31/22	$7,084	$10,998	$10,889	$10,693
11/30/22	$7,145	$11,170	$11,061	$10,723
12/31/22	$7,385	$10,963	$10,741	$10,759
1/31/23	$7,422	$11,149	$10,920	$10,799
2/28/23	$7,300	$11,054	$10,836	$10,837
3/31/23	$7,103	$11,276	$11,100	$10,880
4/30/23	$7,066	$11,323	$11,115	$10,923
5/31/23	$7,091	$11,340	$11,099	$10,970
6/30/23	$7,066	$11,359	$11,115	$11,016
7/31/23	$7,238	$11,367	$11,071	$11,067
8/31/23	$7,263	$11,399	$11,081	$11,118
9/30/23	$7,349	$11,270	$10,922	$11,168
10/31/23	$7,508	$11,267	$10,894	$11,221
11/30/23	$7,508	$11,560	$11,224	$11,272
12/31/23	$7,569	$11,874	$11,559	$11,325
1/31/24	$7,582	$11,856	$11,493	$11,378
2/29/24	$7,496	$11,839	$11,453	$11,428
3/31/24	$7,520	$11,943	$11,565	$11,480
4/30/24	$7,631	$11,833	$11,407	$11,532
5/31/24	$7,704	$11,860	$11,382	$11,586
6/30/24	$7,734	$11,957	$11,450	$11,638
7/31/24	$7,820	$12,151	$11,635	$11,692
8/31/24	$7,845	$12,248	$11,746	$11,746
9/30/24	$7,901	$12,373	$11,862	$11,797
10/31/24	$7,765	$12,312	$11,769	$11,848
11/30/24	$7,777	$12,475	$11,918	$11,895
12/31/24	$7,880	$12,465	$11,828	$11,942
1/31/25	$7,930	$12,497	$11,832	$11,988
2/28/25	$8,005	$12,545	$11,882	$12,029
3/31/25	$8,118	$12,444	$11,746	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO International Portfolio	7.94%	4.53%	(2.06%)
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	4.19%	0.87%	2.21%
JPMorgan GBI Global ex-US Index Hedged in USD	1.57%	(0.65%)	1.62%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$517,524
# of Portfolio Holdings	278
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$108
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Canada	17.9%
Japan	9.9%
United Kingdom	7.0%
Supranational	6.8%
Denmark	3.2%
United States	2.5%
Short-Term Instruments	9.1%
Affiliated Investments	33.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	11.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO International Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0109TSRAR_033125

PIMCO Investment Grade Credit Bond Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$18	0.17%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a large global wealth manager, contributed to performance, as spreads tightened.

  Security selection within the specialty finance sector, specifically overweight exposure to a middle market lender, contributed to performance, as spreads tightened.

  Tactical exposure to emerging markets, specifically exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the broader Bloomberg U.S. Credit Index.

  There were no additional material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Investment Grade Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,030	$9,964	$9,939	$10,000
5/31/15	$10,020	$9,940	$9,874	$10,000
6/30/15	$9,977	$9,832	$9,686	$10,000
7/31/15	$10,046	$9,900	$9,745	$10,001
8/31/15	$9,928	$9,886	$9,677	$10,001
9/30/15	$9,838	$9,953	$9,718	$10,001
10/31/15	$9,959	$9,954	$9,774	$10,001
11/30/15	$9,939	$9,928	$9,749	$10,002
12/31/15	$9,919	$9,896	$9,661	$10,002
1/31/16	$9,824	$10,032	$9,692	$10,004
2/29/16	$9,772	$10,103	$9,775	$10,005
3/31/16	$10,029	$10,196	$10,058	$10,008
4/30/16	$10,145	$10,235	$10,201	$10,010
5/31/16	$10,208	$10,238	$10,191	$10,012
6/30/16	$10,331	$10,422	$10,437	$10,014
7/31/16	$10,534	$10,488	$10,590	$10,016
8/31/16	$10,587	$10,476	$10,622	$10,019
9/30/16	$10,596	$10,470	$10,592	$10,021
10/31/16	$10,586	$10,389	$10,505	$10,024
11/30/16	$10,424	$10,144	$10,205	$10,026
12/31/16	$10,504	$10,158	$10,280	$10,029
1/31/17	$10,571	$10,178	$10,319	$10,033
2/28/17	$10,670	$10,246	$10,443	$10,037
3/31/17	$10,692	$10,241	$10,424	$10,042
4/30/17	$10,770	$10,320	$10,537	$10,047
5/31/17	$10,836	$10,399	$10,660	$10,053
6/30/17	$10,879	$10,389	$10,693	$10,060
7/31/17	$10,946	$10,434	$10,779	$10,068
8/31/17	$10,990	$10,527	$10,869	$10,077
9/30/17	$11,013	$10,477	$10,850	$10,086
10/31/17	$11,047	$10,483	$10,892	$10,095
11/30/17	$11,047	$10,470	$10,884	$10,104
12/31/17	$11,072	$10,518	$10,979	$10,114
1/31/18	$11,060	$10,397	$10,880	$10,125
2/28/18	$11,025	$10,298	$10,698	$10,136
3/31/18	$11,038	$10,364	$10,725	$10,149
4/30/18	$11,026	$10,287	$10,621	$10,163
5/31/18	$11,038	$10,360	$10,670	$10,178
6/30/18	$11,034	$10,348	$10,612	$10,193
7/31/18	$11,116	$10,350	$10,703	$10,210
8/31/18	$11,163	$10,417	$10,756	$10,227
9/30/18	$11,193	$10,350	$10,723	$10,244
10/31/18	$11,146	$10,268	$10,555	$10,263
11/30/18	$11,110	$10,329	$10,533	$10,282
12/31/18	$11,101	$10,519	$10,686	$10,302
1/31/19	$11,331	$10,631	$10,943	$10,323
2/28/19	$11,428	$10,625	$10,973	$10,342
3/31/19	$11,557	$10,829	$11,254	$10,364
4/30/19	$11,654	$10,831	$11,321	$10,385
5/31/19	$11,642	$11,024	$11,481	$10,406
6/30/19	$11,782	$11,162	$11,763	$10,427
7/31/19	$11,855	$11,187	$11,832	$10,448
8/31/19	$11,929	$11,476	$12,209	$10,468
9/30/19	$11,966	$11,415	$12,130	$10,486
10/31/19	$12,052	$11,450	$12,207	$10,504
11/30/19	$12,089	$11,444	$12,238	$10,519
12/31/19	$12,160	$11,436	$12,284	$10,534
1/31/20	$12,285	$11,656	$12,576	$10,548
2/29/20	$12,285	$11,866	$12,734	$10,562
3/31/20	$11,470	$11,796	$11,749	$10,575
4/30/20	$11,833	$12,006	$12,358	$10,584
5/31/20	$12,034	$12,062	$12,577	$10,588
6/30/20	$12,267	$12,137	$12,836	$10,589
7/31/20	$12,493	$12,319	$13,260	$10,591
8/31/20	$12,518	$12,219	$13,090	$10,592
9/30/20	$12,520	$12,213	$13,049	$10,593
10/31/20	$12,533	$12,158	$13,034	$10,594
11/30/20	$12,761	$12,277	$13,393	$10,595
12/31/20	$12,854	$12,294	$13,462	$10,595
1/31/21	$12,828	$12,206	$13,294	$10,596
2/28/21	$12,738	$12,030	$13,061	$10,597
3/31/21	$12,627	$11,880	$12,845	$10,597
4/30/21	$12,743	$11,974	$12,985	$10,598
5/31/21	$12,808	$12,013	$13,084	$10,598
6/30/21	$12,912	$12,097	$13,294	$10,598
7/31/21	$13,015	$12,232	$13,471	$10,598
8/31/21	$13,002	$12,209	$13,437	$10,599
9/30/21	$12,949	$12,103	$13,290	$10,599
10/31/21	$12,910	$12,100	$13,321	$10,599
11/30/21	$12,871	$12,136	$13,327	$10,600
12/31/21	$12,921	$12,105	$13,323	$10,600
1/31/22	$12,668	$11,844	$12,880	$10,601
2/28/22	$12,442	$11,712	$12,619	$10,602
3/31/22	$12,174	$11,386	$12,309	$10,603
4/30/22	$11,813	$10,954	$11,634	$10,606
5/31/22	$11,867	$11,025	$11,742	$10,611
6/30/22	$11,560	$10,852	$11,409	$10,619
7/31/22	$11,828	$11,117	$11,773	$10,630
8/31/22	$11,681	$10,803	$11,437	$10,645
9/30/22	$11,366	$10,336	$10,838	$10,666
10/31/22	$11,299	$10,202	$10,732	$10,693
11/30/22	$11,650	$10,578	$11,291	$10,723
12/31/22	$11,681	$10,530	$11,245	$10,759
1/31/23	$12,054	$10,854	$11,691	$10,799
2/28/23	$11,860	$10,573	$11,327	$10,837
3/31/23	$12,001	$10,842	$11,634	$10,880
4/30/23	$12,084	$10,908	$11,728	$10,923
5/31/23	$12,029	$10,789	$11,561	$10,970
6/30/23	$12,070	$10,750	$11,610	$11,016
7/31/23	$12,154	$10,743	$11,654	$11,067
8/31/23	$12,154	$10,674	$11,564	$11,118
9/30/23	$11,996	$10,403	$11,254	$11,168
10/31/23	$11,869	$10,239	$11,044	$11,221
11/30/23	$12,347	$10,702	$11,701	$11,272
12/31/23	$12,693	$11,112	$12,210	$11,325
1/31/24	$12,765	$11,082	$12,189	$11,378
2/29/24	$12,693	$10,925	$12,010	$11,428
3/31/24	$12,824	$11,026	$12,166	$11,480
4/30/24	$12,694	$10,747	$11,858	$11,532
5/31/24	$12,882	$10,930	$12,082	$11,586
6/30/24	$12,970	$11,033	$12,159	$11,638
7/31/24	$13,203	$11,291	$12,448	$11,692
8/31/24	$13,362	$11,453	$12,645	$11,746
9/30/24	$13,515	$11,606	$12,867	$11,797
10/31/24	$13,383	$11,319	$12,556	$11,848
11/30/24	$13,500	$11,438	$12,723	$11,895
12/31/24	$13,461	$11,251	$12,477	$11,942
1/31/25	$13,552	$11,311	$12,548	$11,988
2/28/25	$13,734	$11,560	$12,805	$12,029
3/31/25	$13,737	$11,564	$12,768	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Credit Bond Portfolio	7.12%	3.67%	3.23%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	4.95%	1.68%	2.47%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,007
# of Portfolio Holdings	771
Portfolio Turnover Rate	221%
Total Net Advisory Fees Paid During the Reporting Period	$607
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.4%
U.S. Government Agencies	18.3%
Preferred Securities	4.7%
Asset-Backed Securities	1.6%
Non-Agency Mortgage-Backed Securities	1.5%
Sovereign Issues	1.2%
Municipal Bonds & Notes	0.8%
Convertible Preferred Securities	0.7%
Loan Participations and Assignments	0.6%
U.S. Treasury Obligations	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(16.2%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Investment Grade Credit Bond Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0476TSRAR_033125

PIMCO Long Duration Credit Bond Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$81	0.79%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within financials contributed to performance, as select issuers outperformed the sector.

  Interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened.

  Relative value positioning within physical versus synthetic credit contributed to performance, as synthetic positioning outperformed cash bonds.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Long Duration Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,826	$9,964	$9,796
5/31/15	$9,668	$9,940	$9,623
6/30/15	$9,346	$9,832	$9,274
7/31/15	$9,529	$9,900	$9,409
8/31/15	$9,306	$9,886	$9,289
9/30/15	$9,250	$9,953	$9,323
10/31/15	$9,426	$9,954	$9,416
11/30/15	$9,370	$9,928	$9,377
12/31/15	$9,214	$9,896	$9,261
1/31/16	$9,257	$10,032	$9,284
2/29/16	$9,360	$10,103	$9,442
3/31/16	$9,865	$10,196	$9,892
4/30/16	$10,106	$10,235	$10,125
5/31/16	$10,132	$10,238	$10,127
6/30/16	$10,570	$10,422	$10,550
7/31/16	$10,936	$10,488	$10,843
8/31/16	$10,997	$10,476	$10,904
9/30/16	$10,931	$10,470	$10,789
10/31/16	$10,702	$10,389	$10,566
11/30/16	$10,111	$10,144	$10,052
12/31/16	$10,268	$10,158	$10,207
1/31/17	$10,378	$10,178	$10,232
2/28/17	$10,607	$10,246	$10,437
3/31/17	$10,588	$10,241	$10,376
4/30/17	$10,772	$10,320	$10,537
5/31/17	$11,000	$10,399	$10,755
6/30/17	$11,134	$10,389	$10,864
7/31/17	$11,227	$10,434	$10,956
8/31/17	$11,403	$10,527	$11,117
9/30/17	$11,403	$10,477	$11,100
10/31/17	$11,469	$10,483	$11,180
11/30/17	$11,525	$10,470	$11,226
12/31/17	$11,730	$10,518	$11,453
1/31/18	$11,584	$10,397	$11,307
2/28/18	$11,225	$10,298	$10,933
3/31/18	$11,335	$10,364	$11,015
4/30/18	$11,130	$10,287	$10,801
5/31/18	$11,139	$10,360	$10,851
6/30/18	$11,088	$10,348	$10,722
7/31/18	$11,225	$10,350	$10,883
8/31/18	$11,275	$10,417	$10,919
9/30/18	$11,211	$10,350	$10,858
10/31/18	$10,864	$10,268	$10,466
11/30/18	$10,855	$10,329	$10,424
12/31/18	$11,101	$10,519	$10,679
1/31/19	$11,490	$10,631	$11,048
2/28/19	$11,541	$10,625	$11,041
3/31/19	$12,052	$10,829	$11,519
4/30/19	$12,145	$10,831	$11,589
5/31/19	$12,453	$11,024	$11,865
6/30/19	$12,863	$11,162	$12,328
7/31/19	$13,019	$11,187	$12,470
8/31/19	$13,841	$11,476	$13,213
9/30/19	$13,664	$11,415	$13,020
10/31/19	$13,727	$11,450	$13,091
11/30/19	$13,812	$11,444	$13,161
12/31/19	$13,804	$11,436	$13,174
1/31/20	$14,431	$11,656	$13,708
2/29/20	$14,716	$11,866	$13,981
3/31/20	$13,387	$11,796	$12,561
4/30/20	$14,184	$12,006	$13,402
5/31/20	$14,417	$12,062	$13,607
6/30/20	$14,801	$12,137	$13,953
7/31/20	$15,615	$12,319	$14,803
8/31/20	$15,180	$12,219	$14,300
9/30/20	$15,117	$12,213	$14,228
10/31/20	$14,970	$12,158	$14,140
11/30/20	$15,782	$12,277	$14,863
12/31/20	$15,897	$12,294	$14,928
1/31/21	$15,534	$12,206	$14,542
2/28/21	$15,042	$12,030	$14,060
3/31/21	$14,613	$11,880	$13,675
4/30/21	$14,954	$11,974	$13,911
5/31/21	$15,060	$12,013	$14,057
6/30/21	$15,618	$12,097	$14,557
7/31/21	$15,997	$12,232	$14,878
8/31/21	$15,973	$12,209	$14,823
9/30/21	$15,662	$12,103	$14,531
10/31/21	$15,842	$12,100	$14,746
11/30/21	$15,914	$12,136	$14,806
12/31/21	$15,888	$12,105	$14,752
1/31/22	$15,129	$11,844	$13,943
2/28/22	$14,582	$11,712	$13,475
3/31/22	$14,074	$11,386	$13,095
4/30/22	$12,836	$10,954	$11,834
5/31/22	$12,886	$11,025	$11,943
6/30/22	$12,308	$10,852	$11,447
7/31/22	$12,912	$11,117	$11,979
8/31/22	$12,408	$10,803	$11,456
9/30/22	$11,441	$10,336	$10,466
10/31/22	$11,161	$10,202	$10,225
11/30/22	$12,102	$10,578	$11,147
12/31/22	$11,974	$10,530	$11,021
1/31/23	$12,852	$10,854	$11,764
2/28/23	$12,262	$10,573	$11,157
3/31/23	$12,717	$10,842	$11,618
4/30/23	$12,823	$10,908	$11,719
5/31/23	$12,518	$10,789	$11,403
6/30/23	$12,666	$10,750	$11,569
7/31/23	$12,639	$10,743	$11,552
8/31/23	$12,412	$10,674	$11,331
9/30/23	$11,742	$10,403	$10,732
10/31/23	$11,243	$10,239	$10,288
11/30/23	$12,389	$10,702	$11,373
12/31/23	$13,295	$11,112	$12,203
1/31/24	$13,253	$11,082	$12,089
2/29/24	$12,951	$10,925	$11,776
3/31/24	$13,192	$11,026	$12,002
4/30/24	$12,580	$10,747	$11,414
5/31/24	$12,969	$10,930	$11,734
6/30/24	$13,081	$11,033	$11,801
7/31/24	$13,531	$11,291	$12,172
8/31/24	$13,812	$11,453	$12,431
9/30/24	$14,171	$11,606	$12,756
10/31/24	$13,574	$11,319	$12,223
11/30/24	$13,900	$11,438	$12,493
12/31/24	$13,339	$11,251	$11,958
1/31/25	$13,426	$11,311	$12,009
2/28/25	$13,977	$11,560	$12,424
3/31/25	$13,802	$11,564	$12,253

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Long Duration Credit Bond Portfolio	4.63%	0.61%	3.27%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Long Credit Index	2.09%	(0.50%)	2.05%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$26,365,712
# of Portfolio Holdings	2,677
Portfolio Turnover Rate	333%
Total Net Advisory Fees Paid During the Reporting Period	$5,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.7%
U.S. Government Agencies	28.8%
U.S. Treasury Obligations	22.1%
Sovereign Issues	3.7%
Preferred Securities	2.7%
Municipal Bonds & Notes	2.3%
Asset-Backed Securities	0.8%
Loan Participations and Assignments	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Long Duration Credit Bond Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS1830TSRAR_033125

PIMCO Low Duration Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$5	0.05%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. duration, specifically the intermediary part of the curve, contributed to relative performance versus the Bloomberg 1-3 Year U.S. Government/Credit Bond Index ("Index"), as interest rates fell.

  Overweight commercial mortgage-backed securities ("CMBS") contributed to relative performance versus the Index, as short term CMBS had positive return.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Low Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg 1-3 Year U.S. Government/Credit Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,010	$9,964	$10,008
5/31/15	$10,010	$9,940	$10,017
6/30/15	$9,990	$9,832	$10,013
7/31/15	$10,000	$9,900	$10,019
8/31/15	$9,980	$9,886	$10,013
9/30/15	$9,997	$9,953	$10,043
10/31/15	$10,008	$9,954	$10,039
11/30/15	$9,997	$9,928	$10,020
12/31/15	$9,970	$9,896	$10,007
1/31/16	$10,000	$10,032	$10,059
2/29/16	$10,000	$10,103	$10,068
3/31/16	$10,062	$10,196	$10,104
4/30/16	$10,083	$10,235	$10,118
5/31/16	$10,073	$10,238	$10,111
6/30/16	$10,121	$10,422	$10,172
7/31/16	$10,142	$10,488	$10,174
8/31/16	$10,152	$10,476	$10,163
9/30/16	$10,180	$10,470	$10,174
10/31/16	$10,180	$10,389	$10,171
11/30/16	$10,119	$10,144	$10,129
12/31/16	$10,129	$10,158	$10,135
1/31/17	$10,150	$10,178	$10,154
2/28/17	$10,181	$10,246	$10,171
3/31/17	$10,198	$10,241	$10,176
4/30/17	$10,229	$10,320	$10,195
5/31/17	$10,260	$10,399	$10,212
6/30/17	$10,256	$10,389	$10,208
7/31/17	$10,298	$10,434	$10,234
8/31/17	$10,318	$10,527	$10,254
9/30/17	$10,318	$10,477	$10,242
10/31/17	$10,328	$10,483	$10,239
11/30/17	$10,307	$10,470	$10,217
12/31/17	$10,326	$10,518	$10,221
1/31/18	$10,294	$10,397	$10,193
2/28/18	$10,273	$10,298	$10,184
3/31/18	$10,291	$10,364	$10,200
4/30/18	$10,291	$10,287	$10,190
5/31/18	$10,323	$10,360	$10,228
6/30/18	$10,335	$10,348	$10,229
7/31/18	$10,346	$10,350	$10,234
8/31/18	$10,388	$10,417	$10,270
9/30/18	$10,380	$10,350	$10,263
10/31/18	$10,391	$10,268	$10,274
11/30/18	$10,412	$10,329	$10,304
12/31/18	$10,466	$10,519	$10,384
1/31/19	$10,530	$10,631	$10,425
2/28/19	$10,551	$10,625	$10,441
3/31/19	$10,615	$10,829	$10,509
4/30/19	$10,647	$10,831	$10,533
5/31/19	$10,712	$11,024	$10,606
6/30/19	$10,766	$11,162	$10,665
7/31/19	$10,766	$11,187	$10,659
8/31/19	$10,842	$11,476	$10,745
9/30/19	$10,842	$11,415	$10,739
10/31/19	$10,875	$11,450	$10,776
11/30/19	$10,886	$11,444	$10,776
12/31/19	$10,903	$11,436	$10,802
1/31/20	$10,969	$11,656	$10,862
2/29/20	$11,047	$11,866	$10,951
3/31/20	$10,958	$11,796	$10,985
4/30/20	$11,035	$12,006	$11,054
5/31/20	$11,079	$12,062	$11,091
6/30/20	$11,133	$12,137	$11,114
7/31/20	$11,189	$12,319	$11,134
8/31/20	$11,222	$12,219	$11,138
9/30/20	$11,218	$12,213	$11,139
10/31/20	$11,218	$12,158	$11,141
11/30/20	$11,263	$12,277	$11,152
12/31/20	$11,298	$12,294	$11,163
1/31/21	$11,309	$12,206	$11,166
2/28/21	$11,298	$12,030	$11,163
3/31/21	$11,286	$11,880	$11,158
4/30/21	$11,309	$11,974	$11,166
5/31/21	$11,320	$12,013	$11,180
6/30/21	$11,309	$12,097	$11,163
7/31/21	$11,331	$12,232	$11,182
8/31/21	$11,331	$12,209	$11,182
9/30/21	$11,318	$12,103	$11,173
10/31/21	$11,284	$12,100	$11,136
11/30/21	$11,273	$12,136	$11,127
12/31/21	$11,263	$12,105	$11,110
1/31/22	$11,184	$11,844	$11,030
2/28/22	$11,127	$11,712	$10,982
3/31/22	$10,993	$11,386	$10,833
4/30/22	$10,914	$10,954	$10,775
5/31/22	$10,970	$11,025	$10,841
6/30/22	$10,882	$10,852	$10,765
7/31/22	$10,950	$11,117	$10,821
8/31/22	$10,871	$10,803	$10,737
9/30/22	$10,747	$10,336	$10,606
10/31/22	$10,713	$10,202	$10,592
11/30/22	$10,815	$10,578	$10,680
12/31/22	$10,850	$10,530	$10,700
1/31/23	$10,966	$10,854	$10,786
2/28/23	$10,908	$10,573	$10,706
3/31/23	$11,049	$10,842	$10,862
4/30/23	$11,084	$10,908	$10,899
5/31/23	$11,061	$10,789	$10,865
6/30/23	$11,033	$10,750	$10,821
7/31/23	$11,092	$10,743	$10,867
8/31/23	$11,139	$10,674	$10,905
9/30/23	$11,115	$10,403	$10,900
10/31/23	$11,115	$10,239	$10,934
11/30/23	$11,293	$10,702	$11,062
12/31/23	$11,469	$11,112	$11,194
1/31/24	$11,530	$11,082	$11,237
2/29/24	$11,506	$10,925	$11,196
3/31/24	$11,565	$11,026	$11,241
4/30/24	$11,528	$10,747	$11,203
5/31/24	$11,626	$10,930	$11,285
6/30/24	$11,690	$11,033	$11,348
7/31/24	$11,838	$11,291	$11,482
8/31/24	$11,961	$11,453	$11,587
9/30/24	$12,074	$11,606	$11,684
10/31/24	$11,986	$11,319	$11,617
11/30/24	$12,061	$11,438	$11,656
12/31/24	$12,087	$11,251	$11,681
1/31/25	$12,151	$11,311	$11,735
2/28/25	$12,252	$11,560	$11,817
3/31/25	$12,293	$11,564	$11,871

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Low Duration Portfolio	6.30%	2.33%	2.09%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	5.61%	1.56%	1.73%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,216,829
# of Portfolio Holdings	454
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$416
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	32.0%
Corporate Bonds & Notes	20.6%
U.S. Government Agencies	17.3%
Asset-Backed Securities	13.6%
Non-Agency Mortgage-Backed Securities	7.0%
Municipal Bonds & Notes	1.2%
Sovereign Issues	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(9.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Low Duration Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS2034TSRAR_033125

PIMCO Moderate Duration Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$6	0.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index"), as yields fell.

  Long exposure to securitized credit, primarily commercial mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positions within corporate credit, primarily overweight exposure to investment-grade senior financials, contributed to relative performance versus the Index, as the asset class outperformed.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Moderate Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Intermediate Aggregate Bond Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,010	$9,964	$9,999
5/31/15	$10,000	$9,940	$9,999
6/30/15	$9,943	$9,832	$9,933
7/31/15	$9,993	$9,900	$9,978
8/31/15	$9,963	$9,886	$9,975
9/30/15	$10,021	$9,953	$10,040
10/31/15	$10,041	$9,954	$10,035
11/30/15	$10,031	$9,928	$10,014
12/31/15	$10,009	$9,896	$9,989
1/31/16	$10,101	$10,032	$10,115
2/29/16	$10,142	$10,103	$10,161
3/31/16	$10,227	$10,196	$10,220
4/30/16	$10,258	$10,235	$10,244
5/31/16	$10,258	$10,238	$10,241
6/30/16	$10,368	$10,422	$10,367
7/31/16	$10,419	$10,488	$10,395
8/31/16	$10,419	$10,476	$10,381
9/30/16	$10,455	$10,470	$10,399
10/31/16	$10,414	$10,389	$10,361
11/30/16	$10,217	$10,144	$10,183
12/31/16	$10,237	$10,158	$10,186
1/31/17	$10,268	$10,178	$10,204
2/28/17	$10,321	$10,246	$10,251
3/31/17	$10,333	$10,241	$10,255
4/30/17	$10,406	$10,320	$10,320
5/31/17	$10,479	$10,399	$10,377
6/30/17	$10,462	$10,389	$10,350
7/31/17	$10,525	$10,434	$10,398
8/31/17	$10,598	$10,527	$10,465
9/30/17	$10,553	$10,477	$10,425
10/31/17	$10,563	$10,483	$10,424
11/30/17	$10,531	$10,470	$10,398
12/31/17	$10,556	$10,518	$10,418
1/31/18	$10,439	$10,397	$10,316
2/28/18	$10,376	$10,298	$10,261
3/31/18	$10,419	$10,364	$10,308
4/30/18	$10,366	$10,287	$10,255
5/31/18	$10,440	$10,360	$10,320
6/30/18	$10,441	$10,348	$10,317
7/31/18	$10,451	$10,350	$10,315
8/31/18	$10,515	$10,417	$10,377
9/30/18	$10,471	$10,350	$10,328
10/31/18	$10,428	$10,268	$10,296
11/30/18	$10,492	$10,329	$10,358
12/31/18	$10,642	$10,519	$10,513
1/31/19	$10,740	$10,631	$10,602
2/28/19	$10,751	$10,625	$10,606
3/31/19	$10,897	$10,829	$10,754
4/30/19	$10,919	$10,831	$10,765
5/31/19	$11,039	$11,024	$10,907
6/30/19	$11,138	$11,162	$11,011
7/31/19	$11,160	$11,187	$11,023
8/31/19	$11,302	$11,476	$11,188
9/30/19	$11,277	$11,415	$11,163
10/31/19	$11,310	$11,450	$11,205
11/30/19	$11,310	$11,444	$11,196
12/31/19	$11,324	$11,436	$11,215
1/31/20	$11,470	$11,656	$11,350
2/29/20	$11,604	$11,866	$11,498
3/31/20	$11,564	$11,796	$11,494
4/30/20	$11,699	$12,006	$11,626
5/31/20	$11,744	$12,062	$11,690
6/30/20	$11,822	$12,137	$11,738
7/31/20	$11,913	$12,319	$11,805
8/31/20	$11,924	$12,219	$11,798
9/30/20	$11,914	$12,213	$11,794
10/31/20	$11,891	$12,158	$11,775
11/30/20	$11,959	$12,277	$11,817
12/31/20	$12,016	$12,294	$11,843
1/31/21	$12,016	$12,206	$11,826
2/28/21	$11,911	$12,030	$11,734
3/31/21	$11,826	$11,880	$11,653
4/30/21	$11,907	$11,974	$11,714
5/31/21	$11,942	$12,013	$11,739
6/30/21	$11,947	$12,097	$11,744
7/31/21	$12,040	$12,232	$11,828
8/31/21	$12,016	$12,209	$11,809
9/30/21	$11,956	$12,103	$11,750
10/31/21	$11,897	$12,100	$11,699
11/30/21	$11,897	$12,136	$11,704
12/31/21	$11,881	$12,105	$11,690
1/31/22	$11,716	$11,844	$11,518
2/28/22	$11,621	$11,712	$11,429
3/31/22	$11,299	$11,386	$11,142
4/30/22	$11,003	$10,954	$10,862
5/31/22	$11,074	$11,025	$10,954
6/30/22	$10,918	$10,852	$10,815
7/31/22	$11,155	$11,117	$11,050
8/31/22	$10,906	$10,803	$10,775
9/30/22	$10,511	$10,336	$10,400
10/31/22	$10,380	$10,202	$10,317
11/30/22	$10,690	$10,578	$10,606
12/31/22	$10,672	$10,530	$10,579
1/31/23	$10,963	$10,854	$10,828
2/28/23	$10,757	$10,573	$10,603
3/31/23	$10,984	$10,842	$10,831
4/30/23	$11,045	$10,908	$10,895
5/31/23	$10,984	$10,789	$10,815
6/30/23	$10,932	$10,750	$10,750
7/31/23	$10,956	$10,743	$10,766
8/31/23	$10,920	$10,674	$10,736
9/30/23	$10,716	$10,403	$10,547
10/31/23	$10,580	$10,239	$10,443
11/30/23	$10,987	$10,702	$10,806
12/31/23	$11,344	$11,112	$11,127
1/31/24	$11,370	$11,082	$11,127
2/29/24	$11,243	$10,925	$10,995
3/31/24	$11,333	$11,026	$11,081
4/30/24	$11,129	$10,747	$10,872
5/31/24	$11,307	$10,930	$11,031
6/30/24	$11,420	$11,033	$11,132
7/31/24	$11,676	$11,291	$11,367
8/31/24	$11,830	$11,453	$11,514
9/30/24	$11,981	$11,606	$11,643
10/31/24	$11,722	$11,319	$11,412
11/30/24	$11,852	$11,438	$11,509
12/31/24	$11,739	$11,251	$11,402
1/31/25	$11,806	$11,311	$11,465
2/28/25	$12,044	$11,560	$11,665
3/31/25	$12,050	$11,564	$11,700

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Moderate Duration Portfolio	6.33%	0.83%	1.88%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Intermediate Aggregate Bond Index	5.58%	0.36%	1.58%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,427,861
# of Portfolio Holdings	722
Portfolio Turnover Rate	239%
Total Net Advisory Fees Paid During the Reporting Period	$640
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	46.5%
Corporate Bonds & Notes	21.0%
U.S. Treasury Obligations	15.8%
Asset-Backed Securities	12.9%
Non-Agency Mortgage-Backed Securities	7.6%
Municipal Bonds & Notes	3.0%
Other Investments	0.1%
Short-Term Instruments	10.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(17.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Moderate Duration Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS2035TSRAR_033125

PIMCO Mortgage and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$31	0.30%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to senior collateralized loan obligations contributed to performance, as spreads tightened.

  Overweight exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as the sector posted positive returns.

  Overweight exposure to “to-be-announced” ("TBA") securities detracted from performance, as TBAs underperformed cash agency MBS securities.

  Duration exposure detracted from performance, as rates increased at the long end of the curve.

  Exposure to structured agency MBS positions detracted from performance, as interest-only agency collateralized mortgage obligations posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Mortgage and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,027	$9,964	$10,004	$10,000
5/31/15	$10,018	$9,940	$10,002	$10,000
6/30/15	$9,950	$9,832	$9,925	$10,000
7/31/15	$10,032	$9,900	$9,988	$10,001
8/31/15	$10,041	$9,886	$9,996	$10,001
9/30/15	$10,108	$9,953	$10,055	$10,001
10/31/15	$10,108	$9,954	$10,062	$10,001
11/30/15	$10,080	$9,928	$10,048	$10,002
12/31/15	$10,075	$9,896	$10,045	$10,002
1/31/16	$10,301	$10,032	$10,176	$10,004
2/29/16	$10,348	$10,103	$10,214	$10,005
3/31/16	$10,426	$10,196	$10,244	$10,008
4/30/16	$10,502	$10,235	$10,261	$10,010
5/31/16	$10,511	$10,238	$10,274	$10,012
6/30/16	$10,677	$10,422	$10,357	$10,014
7/31/16	$10,734	$10,488	$10,379	$10,016
8/31/16	$10,744	$10,476	$10,391	$10,019
9/30/16	$10,860	$10,470	$10,420	$10,021
10/31/16	$10,831	$10,389	$10,392	$10,024
11/30/16	$10,407	$10,144	$10,213	$10,026
12/31/16	$10,419	$10,158	$10,213	$10,029
1/31/17	$10,429	$10,178	$10,209	$10,033
2/28/17	$10,526	$10,246	$10,258	$10,037
3/31/17	$10,536	$10,241	$10,261	$10,042
4/30/17	$10,663	$10,320	$10,328	$10,047
5/31/17	$10,790	$10,399	$10,393	$10,053
6/30/17	$10,749	$10,389	$10,351	$10,060
7/31/17	$10,848	$10,434	$10,398	$10,068
8/31/17	$10,996	$10,527	$10,474	$10,077
9/30/17	$10,972	$10,477	$10,450	$10,086
10/31/17	$10,962	$10,483	$10,447	$10,095
11/30/17	$10,933	$10,470	$10,432	$10,104
12/31/17	$11,003	$10,518	$10,466	$10,114
1/31/18	$10,759	$10,397	$10,343	$10,125
2/28/18	$10,617	$10,298	$10,276	$10,136
3/31/18	$10,726	$10,364	$10,341	$10,149
4/30/18	$10,624	$10,287	$10,289	$10,163
5/31/18	$10,746	$10,360	$10,361	$10,178
6/30/18	$10,768	$10,348	$10,366	$10,193
7/31/18	$10,768	$10,350	$10,355	$10,210
8/31/18	$10,860	$10,417	$10,418	$10,227
9/30/18	$10,754	$10,350	$10,354	$10,244
10/31/18	$10,610	$10,268	$10,289	$10,263
11/30/18	$10,775	$10,329	$10,381	$10,282
12/31/18	$11,062	$10,519	$10,570	$10,302
1/31/19	$11,219	$10,631	$10,653	$10,323
2/28/19	$11,198	$10,625	$10,644	$10,342
3/31/19	$11,473	$10,829	$10,799	$10,364
4/30/19	$11,431	$10,831	$10,792	$10,385
5/31/19	$11,652	$11,024	$10,932	$10,406
6/30/19	$11,767	$11,162	$11,010	$10,427
7/31/19	$11,841	$11,187	$11,055	$10,448
8/31/19	$11,948	$11,476	$11,154	$10,468
9/30/19	$11,987	$11,415	$11,162	$10,486
10/31/19	$12,041	$11,450	$11,201	$10,504
11/30/19	$12,063	$11,444	$11,210	$10,519
12/31/19	$12,118	$11,436	$11,241	$10,534
1/31/20	$12,228	$11,656	$11,320	$10,548
2/29/20	$12,404	$11,866	$11,437	$10,562
3/31/20	$12,572	$11,796	$11,558	$10,575
4/30/20	$12,793	$12,006	$11,631	$10,584
5/31/20	$12,870	$12,062	$11,646	$10,588
6/30/20	$12,940	$12,137	$11,635	$10,589
7/31/20	$13,051	$12,319	$11,656	$10,591
8/31/20	$13,140	$12,219	$11,660	$10,592
9/30/20	$13,134	$12,213	$11,648	$10,593
10/31/20	$13,167	$12,158	$11,643	$10,594
11/30/20	$13,234	$12,277	$11,651	$10,595
12/31/20	$13,346	$12,294	$11,676	$10,595
1/31/21	$13,442	$12,206	$11,685	$10,596
2/28/21	$13,358	$12,030	$11,607	$10,597
3/31/21	$13,240	$11,880	$11,548	$10,597
4/30/21	$13,372	$11,974	$11,612	$10,598
5/31/21	$13,300	$12,013	$11,591	$10,598
6/30/21	$13,328	$12,097	$11,586	$10,598
7/31/21	$13,425	$12,232	$11,659	$10,598
8/31/21	$13,425	$12,209	$11,640	$10,599
9/30/21	$13,393	$12,103	$11,598	$10,599
10/31/21	$13,331	$12,100	$11,576	$10,599
11/30/21	$13,307	$12,136	$11,565	$10,600
12/31/21	$13,270	$12,105	$11,555	$10,600
1/31/22	$12,997	$11,844	$11,383	$10,601
2/28/22	$12,785	$11,712	$11,273	$10,602
3/31/22	$12,146	$11,386	$10,980	$10,603
4/30/22	$11,348	$10,954	$10,595	$10,606
5/31/22	$11,598	$11,025	$10,712	$10,611
6/30/22	$11,148	$10,852	$10,540	$10,619
7/31/22	$11,765	$11,117	$10,879	$10,630
8/31/22	$11,073	$10,803	$10,507	$10,645
9/30/22	$9,982	$10,336	$9,976	$10,666
10/31/22	$9,703	$10,202	$9,834	$10,693
11/30/22	$10,414	$10,578	$10,235	$10,723
12/31/22	$10,319	$10,530	$10,190	$10,759
1/31/23	$10,932	$10,854	$10,526	$10,799
2/28/23	$10,449	$10,573	$10,248	$10,837
3/31/23	$10,807	$10,842	$10,447	$10,880
4/30/23	$10,873	$10,908	$10,501	$10,923
5/31/23	$10,702	$10,789	$10,424	$10,970
6/30/23	$10,623	$10,750	$10,380	$11,016
7/31/23	$10,623	$10,743	$10,372	$11,067
8/31/23	$10,438	$10,674	$10,287	$11,118
9/30/23	$9,814	$10,403	$9,959	$11,168
10/31/23	$9,334	$10,239	$9,753	$11,221
11/30/23	$10,307	$10,702	$10,262	$11,272
12/31/23	$11,112	$11,112	$10,704	$11,325
1/31/24	$11,016	$11,082	$10,655	$11,378
2/29/24	$10,702	$10,925	$10,481	$11,428
3/31/24	$10,919	$11,026	$10,592	$11,480
4/30/24	$10,285	$10,747	$10,272	$11,532
5/31/24	$10,699	$10,930	$10,477	$11,586
6/30/24	$10,827	$11,033	$10,600	$11,638
7/31/24	$11,286	$11,291	$10,879	$11,692
8/31/24	$11,579	$11,453	$11,054	$11,746
9/30/24	$11,734	$11,606	$11,186	$11,797
10/31/24	$10,877	$11,319	$10,869	$11,848
11/30/24	$11,214	$11,438	$11,014	$11,895
12/31/24	$10,758	$11,251	$10,832	$11,942
1/31/25	$10,844	$11,311	$10,888	$11,988
2/28/25	$11,450	$11,560	$11,165	$12,029
3/31/25	$11,391	$11,564	$11,163	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage and Short-Term Investments Portfolio	4.32%	(1.95%)	1.31%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. MBS Fixed-Rate Index	5.39%	(0.69%)	1.11%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,112,104
# of Portfolio Holdings	2,551
Portfolio Turnover Rate	1,758%
Total Net Advisory Fees Paid During the Reporting Period	$243
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	326.2%
Asset-Backed Securities	9.7%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Treasury Obligations	6.5%
Municipal Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(252.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.22% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Mortgage and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0474TSRAR_033125

PIMCO Municipal Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$5	0.05%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Yield curve strategies contributed to performance, as front-end rates fell and long-end maturities rose.

  An overweight exposure to the pre-refunded sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to performance, as the taxable municipal index outperformed the broader municipal market.

  Security selection within the healthcare sector detracted from performance, as the Portfolio's holdings underperformed the broader municipal market.

  An underweight exposure to the housing sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from performance, as the Portfolio's holdings underperformed the broader municipal market.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Municipal Bond Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Municipal Portfolio	Bloomberg Municipal Bond Index	Bloomberg Long Municipal Bond Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,988	$9,948	$9,906	$10,000
5/31/15	$9,951	$9,920	$9,872	$10,000
6/30/15	$9,938	$9,911	$9,841	$10,000
7/31/15	$10,000	$9,983	$9,945	$10,001
8/31/15	$10,012	$10,002	$9,972	$10,001
9/30/15	$10,106	$10,075	$10,044	$10,001
10/31/15	$10,181	$10,115	$10,088	$10,001
11/30/15	$10,206	$10,155	$10,177	$10,002
12/31/15	$10,250	$10,226	$10,289	$10,002
1/31/16	$10,356	$10,348	$10,408	$10,004
2/29/16	$10,409	$10,365	$10,427	$10,005
3/31/16	$10,448	$10,398	$10,519	$10,008
4/30/16	$10,489	$10,474	$10,629	$10,010
5/31/16	$10,558	$10,502	$10,722	$10,012
6/30/16	$10,676	$10,669	$10,993	$10,014
7/31/16	$10,718	$10,676	$10,981	$10,016
8/31/16	$10,746	$10,690	$11,015	$10,019
9/30/16	$10,714	$10,637	$10,919	$10,021
10/31/16	$10,686	$10,525	$10,749	$10,024
11/30/16	$10,461	$10,133	$10,217	$10,026
12/31/16	$10,491	$10,252	$10,379	$10,029
1/31/17	$10,549	$10,319	$10,442	$10,033
2/28/17	$10,650	$10,391	$10,524	$10,037
3/31/17	$10,666	$10,414	$10,560	$10,042
4/30/17	$10,710	$10,489	$10,637	$10,047
5/31/17	$10,783	$10,656	$10,877	$10,053
6/30/17	$10,782	$10,617	$10,850	$10,060
7/31/17	$10,827	$10,703	$10,955	$10,068
8/31/17	$10,902	$10,785	$11,061	$10,077
9/30/17	$10,893	$10,730	$10,984	$10,086
10/31/17	$10,893	$10,756	$11,036	$10,095
11/30/17	$10,878	$10,699	$11,058	$10,104
12/31/17	$10,917	$10,810	$11,229	$10,114
1/31/18	$10,902	$10,683	$11,023	$10,125
2/28/18	$10,887	$10,651	$10,976	$10,136
3/31/18	$10,921	$10,691	$11,053	$10,149
4/30/18	$10,890	$10,652	$10,983	$10,163
5/31/18	$10,967	$10,774	$11,169	$10,178
6/30/18	$11,000	$10,784	$11,155	$10,193
7/31/18	$11,015	$10,810	$11,157	$10,210
8/31/18	$11,031	$10,837	$11,203	$10,227
9/30/18	$10,987	$10,767	$11,102	$10,244
10/31/18	$10,924	$10,701	$10,977	$10,263
11/30/18	$11,019	$10,819	$11,115	$10,282
12/31/18	$11,123	$10,949	$11,267	$10,302
1/31/19	$11,188	$11,032	$11,331	$10,323
2/28/19	$11,238	$11,091	$11,403	$10,342
3/31/19	$11,532	$11,266	$11,701	$10,364
4/30/19	$11,582	$11,308	$11,797	$10,385
5/31/19	$11,846	$11,464	$12,010	$10,406
6/30/19	$11,909	$11,507	$12,039	$10,427
7/31/19	$11,992	$11,599	$12,142	$10,448
8/31/19	$12,341	$11,782	$12,451	$10,468
9/30/19	$12,223	$11,688	$12,356	$10,486
10/31/19	$12,206	$11,709	$12,354	$10,504
11/30/19	$12,223	$11,738	$12,392	$10,519
12/31/19	$12,228	$11,774	$12,423	$10,534
1/31/20	$12,557	$11,986	$12,726	$10,548
2/29/20	$12,852	$12,140	$12,999	$10,562
3/31/20	$12,180	$11,700	$12,275	$10,575
4/30/20	$11,865	$11,553	$11,952	$10,584
5/31/20	$12,285	$11,920	$12,449	$10,588
6/30/20	$12,527	$12,019	$12,635	$10,589
7/31/20	$12,809	$12,221	$12,932	$10,591
8/31/20	$12,739	$12,164	$12,831	$10,592
9/30/20	$12,694	$12,166	$12,813	$10,593
10/31/20	$12,640	$12,130	$12,759	$10,594
11/30/20	$12,890	$12,313	$13,079	$10,595
12/31/20	$13,020	$12,388	$13,200	$10,595
1/31/21	$13,149	$12,467	$13,329	$10,596
2/28/21	$12,855	$12,269	$13,008	$10,597
3/31/21	$12,921	$12,344	$13,138	$10,597
4/30/21	$13,087	$12,448	$13,320	$10,598
5/31/21	$13,162	$12,485	$13,415	$10,598
6/30/21	$13,262	$12,519	$13,508	$10,598
7/31/21	$13,374	$12,623	$13,651	$10,598
8/31/21	$13,318	$12,577	$13,542	$10,599
9/30/21	$13,175	$12,486	$13,407	$10,599
10/31/21	$13,194	$12,449	$13,369	$10,599
11/30/21	$13,344	$12,555	$13,589	$10,600
12/31/21	$13,361	$12,576	$13,619	$10,600
1/31/22	$12,982	$12,231	$13,136	$10,601
2/28/22	$12,906	$12,188	$13,068	$10,602
3/31/22	$12,412	$11,793	$12,441	$10,603
4/30/22	$11,914	$11,466	$11,866	$10,606
5/31/22	$12,048	$11,637	$12,080	$10,611
6/30/22	$11,783	$11,446	$11,622	$10,619
7/31/22	$12,111	$11,749	$12,059	$10,630
8/31/22	$11,744	$11,491	$11,634	$10,645
9/30/22	$11,242	$11,050	$10,930	$10,666
10/31/22	$11,067	$10,958	$10,693	$10,693
11/30/22	$11,747	$11,471	$11,530	$10,723
12/31/22	$11,706	$11,504	$11,497	$10,759
1/31/23	$12,118	$11,834	$12,039	$10,799
2/28/23	$11,823	$11,566	$11,638	$10,837
3/31/23	$12,108	$11,823	$11,988	$10,880
4/30/23	$12,108	$11,796	$11,965	$10,923
5/31/23	$12,008	$11,694	$11,868	$10,970
6/30/23	$12,142	$11,811	$12,068	$11,016
7/31/23	$12,162	$11,858	$12,111	$11,067
8/31/23	$11,982	$11,687	$11,803	$11,118
9/30/23	$11,597	$11,344	$11,265	$11,168
10/31/23	$11,355	$11,248	$11,042	$11,221
11/30/23	$12,261	$11,962	$12,154	$11,272
12/31/23	$12,607	$12,240	$12,572	$11,325
1/31/24	$12,586	$12,177	$12,460	$11,378
2/29/24	$12,586	$12,193	$12,479	$11,428
3/31/24	$12,602	$12,193	$12,478	$11,480
4/30/24	$12,436	$12,042	$12,268	$11,532
5/31/24	$12,457	$12,006	$12,324	$11,586
6/30/24	$12,658	$12,190	$12,582	$11,638
7/31/24	$12,741	$12,301	$12,704	$11,692
8/31/24	$12,845	$12,398	$12,787	$11,746
9/30/24	$12,980	$12,521	$12,963	$11,797
10/31/24	$12,791	$12,338	$12,710	$11,848
11/30/24	$13,044	$12,552	$13,074	$11,895
12/31/24	$12,831	$12,369	$12,749	$11,942
1/31/25	$12,852	$12,431	$12,759	$11,988
2/28/25	$13,000	$12,554	$12,884	$12,029
3/31/25	$12,723	$12,341	$12,562	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Municipal Portfolio	0.97%	0.88%	2.44%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg Long Municipal Bond Index	0.67%	0.46%	2.31%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,378
# of Portfolio Holdings	84
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$22
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Port, Airport & Marina Revenue	15.5%
Health, Hospital & Nursing Home Revenue	14.4%
College & University Revenue	8.2%
Ad Valorem Property Tax	6.7%
Income Tax Revenue	6.3%
Appropriations	6.1%
Electric Power & Light Revenue	5.8%
Highway Revenue Tolls	5.4%
Water Revenue	4.2%
Hotel Occupancy Tax	3.3%
Natural Gas Revenue	3.1%
Other Investments	16.8%
Short-Term Instruments	0.4%
Affiliated Investments	2.7%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Municipal Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0489TSRAR_033125

PIMCO Sector Fund Series – AM

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Portfolio") for the period of July 19, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?Footnote Reference1

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$92	1.28%
Footnote	Description
Footnote[1]	Annualized. The Portfolio commenced operations on July 19, 2024.

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Agency MBS relative value strategies contributed to performance, as spreads tightened.

  Overweight exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Underweight exposure to the 7-year portion of the curve detracted from performance, as the 7-year portion of the curve decreased.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Sector Fund Series – AM	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
7/19/24	$10,000	$10,000	$10,000
7/31/24	$10,110	$10,111	$10,119
8/31/24	$10,280	$10,257	$10,283
9/30/24	$10,400	$10,394	$10,405
10/31/24	$10,090	$10,136	$10,110
11/30/24	$10,250	$10,243	$10,245
12/31/24	$10,098	$10,076	$10,076
1/31/25	$10,170	$10,129	$10,128
2/28/25	$10,426	$10,352	$10,386
3/31/25	$10,426	$10,356	$10,384

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	Since Inception 7/19/24
PIMCO Sector Fund Series – AM	4.26%
Bloomberg U.S. Aggregate Index	2.42%
Bloomberg U.S. MBS Fixed-Rate Index	2.61%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$51,208
# of Portfolio Holdings	95
Portfolio Turnover Rate	906%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	186.6%
Non-Agency Mortgage-Backed Securities	15.4%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(103.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to Principal Investment Strategies. Effective September 20, 2024, the Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Previously, the Portfolio sought to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – AM

Annual Shareholder Report |

March 31, 2025

PAPS2226TSRAR_033125

PIMCO Sector Fund Series – H

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$10	0.10%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the intermediate part of the curve contributed to performance, as interest rates fell in the intermediate part of the curve.

  Security selection within the cable and satellite sector, specifically underweight exposure to a U.S.cable provider, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as prices rose amid a debt restructuring.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed the broader market.

  Overweight exposure to the energy - services sector detracted from performance, as the sector underperformed the broader market.

  Security selection within the construction and machinery sector, specifically overweight exposure to a construction equipment dealership operator, detracted from performance, as spreads widened amid market volatility.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Sector Fund Series – H	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
2/22/24	$10,000	$10,000	$10,000
2/29/24	$9,980	$10,047	$9,999
3/31/24	$10,100	$10,140	$10,117
4/30/24	$10,010	$9,884	$10,024
5/31/24	$10,150	$10,051	$10,136
6/30/24	$10,252	$10,146	$10,239
7/31/24	$10,425	$10,383	$10,410
8/31/24	$10,597	$10,533	$10,570
9/30/24	$10,710	$10,674	$10,689
10/31/24	$10,638	$10,409	$10,612
11/30/24	$10,762	$10,519	$10,726
12/31/24	$10,730	$10,347	$10,671
1/31/25	$10,869	$10,402	$10,814
2/28/25	$10,964	$10,631	$10,887
3/31/25	$10,887	$10,635	$10,794

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	Since Inception 2/22/24
PIMCO Sector Fund Series – H	7.80%	7.98%
Bloomberg U.S. Aggregate Index	4.88%	5.73%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	7.16%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$35,605
# of Portfolio Holdings	372
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.7%
U.S. Treasury Obligations	9.6%
Loan Participations and Assignments	5.9%
Other Investments	0.2%
Affiliated Investments	5.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – H

Annual Shareholder Report |

March 31, 2025

PAPS2230TSRAR_033125

PIMCO Sector Fund Series – I

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$63	0.61%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the specialty finance sector, specifically overweight exposure to an auto original equipment manufacturer, contributed to performance, as spreads tightened.

  Tactical exposure to emerging markets, specifically exposure to Mexican sovereign debt, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to agency mortgage-backed securities, detracted from performance, as spreads widened.

  There were no other material detractors for this Fund.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Sector Fund Series – I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
6/2/22	$10,000	$10,000	$10,000
6/30/22	$9,740	$9,866	$9,759
7/31/22	$10,050	$10,107	$10,055
8/31/22	$9,760	$9,822	$9,771
9/30/22	$9,280	$9,397	$9,276
10/31/22	$9,210	$9,276	$9,180
11/30/22	$9,651	$9,617	$9,637
12/31/22	$9,596	$9,573	$9,595
1/31/23	$10,004	$9,868	$9,961
2/28/23	$9,719	$9,613	$9,661
3/31/23	$9,986	$9,857	$9,926
4/30/23	$10,068	$9,917	$10,004
5/31/23	$9,955	$9,809	$9,865
6/30/23	$9,974	$9,774	$9,895
7/31/23	$10,005	$9,767	$9,926
8/31/23	$9,953	$9,705	$9,854
9/30/23	$9,701	$9,458	$9,598
10/31/23	$9,524	$9,309	$9,427
11/30/23	$10,055	$9,730	$9,962
12/31/23	$10,495	$10,103	$10,380
1/31/24	$10,506	$10,075	$10,361
2/29/24	$10,379	$9,933	$10,212
3/31/24	$10,510	$10,024	$10,337
4/30/24	$10,264	$9,771	$10,080
5/31/24	$10,467	$9,937	$10,264
6/30/24	$10,547	$10,031	$10,332
7/31/24	$10,827	$10,265	$10,575
8/31/24	$10,988	$10,413	$10,739
9/30/24	$11,166	$10,552	$10,923
10/31/24	$10,904	$10,290	$10,659
11/30/24	$11,068	$10,399	$10,795
12/31/24	$10,878	$10,229	$10,591
1/31/25	$10,956	$10,283	$10,650
2/28/25	$11,224	$10,509	$10,867
3/31/25	$11,193	$10,513	$10,841

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	Since Inception 6/2/22
PIMCO Sector Fund Series – I	6.50%	4.07%
Bloomberg U.S. Aggregate Index	4.88%	1.78%
Bloomberg U.S. Credit Index	4.87%	2.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,834,233
# of Portfolio Holdings	1,465
Portfolio Turnover Rate	218%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	74.1%
U.S. Treasury Obligations	36.6%
U.S. Government Agencies	7.7%
Asset-Backed Securities	3.8%
Sovereign Issues	2.1%
Preferred Securities	1.2%
Non-Agency Mortgage-Backed Securities	0.8%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – I

Annual Shareholder Report |

March 31, 2025

PAPS2231TSRAR_033125

PIMCO Real Return Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$429	4.14%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. Treasury inflation-protected securities ("TIPS") and the associated carry contributed to relative performance versus the Bloomberg U.S. TIPS Index ("Index"), as U.S. TIPS outperformed comparable nominals.

  Curve positioning within U.S. interest rates, specifically an overweight exposure to intermediate maturities relative to an underweight exposure to long-term maturities, contributed to relative performance versus the Index, as the U.S. interest rates curve steepened over the period.

  There were no other material contributors or detractors for the Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Real Return Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,034	$9,964	$10,074	$10,000
5/31/15	$9,922	$9,940	$9,991	$10,000
6/30/15	$9,827	$9,832	$9,894	$10,000
7/31/15	$9,917	$9,900	$9,914	$10,001
8/31/15	$9,771	$9,886	$9,838	$10,001
9/30/15	$9,700	$9,953	$9,780	$10,001
10/31/15	$9,767	$9,954	$9,805	$10,001
11/30/15	$9,756	$9,928	$9,795	$10,002
12/31/15	$9,577	$9,896	$9,718	$10,002
1/31/16	$9,780	$10,032	$9,862	$10,004
2/29/16	$9,915	$10,103	$9,972	$10,005
3/31/16	$10,276	$10,196	$10,151	$10,008
4/30/16	$10,355	$10,235	$10,186	$10,010
5/31/16	$10,208	$10,238	$10,114	$10,012
6/30/16	$10,573	$10,422	$10,324	$10,014
7/31/16	$10,708	$10,488	$10,414	$10,016
8/31/16	$10,629	$10,476	$10,367	$10,019
9/30/16	$10,798	$10,470	$10,424	$10,021
10/31/16	$10,695	$10,389	$10,382	$10,024
11/30/16	$10,308	$10,144	$10,183	$10,026
12/31/16	$10,296	$10,158	$10,173	$10,029
1/31/17	$10,480	$10,178	$10,259	$10,033
2/28/17	$10,572	$10,246	$10,307	$10,037
3/31/17	$10,589	$10,241	$10,301	$10,042
4/30/17	$10,684	$10,320	$10,362	$10,047
5/31/17	$10,684	$10,399	$10,358	$10,053
6/30/17	$10,534	$10,389	$10,260	$10,060
7/31/17	$10,630	$10,434	$10,305	$10,068
8/31/17	$10,809	$10,527	$10,415	$10,077
9/30/17	$10,688	$10,477	$10,348	$10,086
10/31/17	$10,785	$10,483	$10,370	$10,095
11/30/17	$10,809	$10,470	$10,384	$10,104
12/31/17	$11,021	$10,518	$10,479	$10,114
1/31/18	$10,826	$10,397	$10,389	$10,125
2/28/18	$10,643	$10,298	$10,288	$10,136
3/31/18	$10,812	$10,364	$10,396	$10,149
4/30/18	$10,787	$10,287	$10,390	$10,163
5/31/18	$10,849	$10,360	$10,434	$10,178
6/30/18	$10,951	$10,348	$10,476	$10,193
7/31/18	$10,862	$10,350	$10,426	$10,210
8/31/18	$10,951	$10,417	$10,501	$10,227
9/30/18	$10,789	$10,350	$10,390	$10,244
10/31/18	$10,569	$10,268	$10,242	$10,263
11/30/18	$10,647	$10,329	$10,290	$10,282
12/31/18	$10,756	$10,519	$10,347	$10,302
1/31/19	$10,990	$10,631	$10,486	$10,323
2/28/19	$10,961	$10,625	$10,484	$10,342
3/31/19	$11,292	$10,829	$10,677	$10,364
4/30/19	$11,321	$10,831	$10,713	$10,385
5/31/19	$11,659	$11,024	$10,890	$10,406
6/30/19	$11,812	$11,162	$10,983	$10,427
7/31/19	$11,856	$11,187	$11,022	$10,448
8/31/19	$12,329	$11,476	$11,284	$10,468
9/30/19	$12,071	$11,415	$11,131	$10,486
10/31/19	$12,042	$11,450	$11,159	$10,504
11/30/19	$12,071	$11,444	$11,176	$10,519
12/31/19	$12,119	$11,436	$11,219	$10,534
1/31/20	$12,583	$11,656	$11,454	$10,548
2/29/20	$12,762	$11,866	$11,613	$10,562
3/31/20	$12,512	$11,796	$11,409	$10,575
4/30/20	$13,185	$12,006	$11,726	$10,584
5/31/20	$13,365	$12,062	$11,761	$10,588
6/30/20	$13,614	$12,137	$11,892	$10,589
7/31/20	$14,172	$12,319	$12,166	$10,591
8/31/20	$14,436	$12,219	$12,299	$10,592
9/30/20	$14,367	$12,213	$12,253	$10,593
10/31/20	$14,207	$12,158	$12,174	$10,594
11/30/20	$14,479	$12,277	$12,311	$10,595
12/31/20	$14,767	$12,294	$12,452	$10,595
1/31/21	$14,891	$12,206	$12,493	$10,596
2/28/21	$14,411	$12,030	$12,292	$10,597
3/31/21	$14,375	$11,880	$12,269	$10,597
4/30/21	$14,737	$11,974	$12,440	$10,598
5/31/21	$15,025	$12,013	$12,591	$10,598
6/30/21	$15,222	$12,097	$12,667	$10,598
7/31/21	$15,933	$12,232	$13,005	$10,598
8/31/21	$15,897	$12,209	$12,982	$10,599
9/30/21	$15,697	$12,103	$12,889	$10,599
10/31/21	$15,982	$12,100	$13,035	$10,599
11/30/21	$16,286	$12,136	$13,152	$10,600
12/31/21	$16,342	$12,105	$13,194	$10,600
1/31/22	$15,724	$11,844	$12,927	$10,601
2/28/22	$16,020	$11,712	$13,037	$10,602
3/31/22	$15,575	$11,386	$12,795	$10,603
4/30/22	$14,999	$10,954	$12,533	$10,606
5/31/22	$14,725	$11,025	$12,409	$10,611
6/30/22	$13,944	$10,852	$12,016	$10,619
7/31/22	$14,942	$11,117	$12,539	$10,630
8/31/22	$14,229	$10,803	$12,206	$10,645
9/30/22	$12,555	$10,336	$11,398	$10,666
10/31/22	$12,796	$10,202	$11,540	$10,693
11/30/22	$13,187	$10,578	$11,750	$10,723
12/31/22	$12,920	$10,530	$11,631	$10,759
1/31/23	$13,337	$10,854	$11,844	$10,799
2/28/23	$12,984	$10,573	$11,681	$10,837
3/31/23	$13,598	$10,842	$12,019	$10,880
4/30/23	$13,587	$10,908	$12,032	$10,923
5/31/23	$13,245	$10,789	$11,888	$10,970
6/30/23	$13,148	$10,750	$11,848	$11,016
7/31/23	$13,137	$10,743	$11,863	$11,067
8/31/23	$12,899	$10,674	$11,757	$11,118
9/30/23	$12,454	$10,403	$11,540	$11,168
10/31/23	$12,268	$10,239	$11,457	$11,221
11/30/23	$12,782	$10,702	$11,767	$11,272
12/31/23	$13,270	$11,112	$12,084	$11,325
1/31/24	$13,336	$11,082	$12,105	$11,378
2/29/24	$13,059	$10,925	$11,975	$11,428
3/31/24	$13,170	$11,026	$12,074	$11,480
4/30/24	$12,782	$10,747	$11,870	$11,532
5/31/24	$13,114	$10,930	$12,074	$11,586
6/30/24	$13,248	$11,033	$12,169	$11,638
7/31/24	$13,610	$11,291	$12,386	$11,692
8/31/24	$13,758	$11,453	$12,483	$11,746
9/30/24	$14,065	$11,606	$12,670	$11,797
10/31/24	$13,595	$11,319	$12,443	$11,848
11/30/24	$13,664	$11,438	$12,503	$11,895
12/31/24	$13,262	$11,251	$12,306	$11,942
1/31/25	$13,515	$11,311	$12,465	$11,988
2/28/25	$13,985	$11,560	$12,736	$12,029
3/31/25	$14,131	$11,564	$12,818	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Real Return Portfolio	7.29%	2.46%	3.52%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$462,085
# of Portfolio Holdings	89
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$87
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	177.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(81.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.19% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Real Return Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0488TSRAR_033125

PIMCO Short Asset Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit, specifically financials,contributed to relative performance versus FTSE 3-Month U.S. Treasury Bill Index ("Index"), as investment grade corporate bonds had positive returns.

  Overweight exposure to U.S. duration, particularly the one-year part of the curve, contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to U.K. duration, particularly on the 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Short Asset Portfolio	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
5/1/17	$10,000	$10,000	$10,000
5/31/17	$10,012	$10,099	$10,006
6/30/17	$10,035	$10,089	$10,013
7/31/17	$10,054	$10,132	$10,021
8/31/17	$10,066	$10,223	$10,030
9/30/17	$10,091	$10,174	$10,039
10/31/17	$10,112	$10,180	$10,048
11/30/17	$10,126	$10,167	$10,057
12/31/17	$10,143	$10,214	$10,067
1/31/18	$10,165	$10,096	$10,078
2/28/18	$10,178	$10,001	$10,089
3/31/18	$10,188	$10,065	$10,102
4/30/18	$10,217	$9,990	$10,115
5/31/18	$10,235	$10,061	$10,130
6/30/18	$10,255	$10,049	$10,146
7/31/18	$10,284	$10,051	$10,162
8/31/18	$10,308	$10,116	$10,179
9/30/18	$10,335	$10,051	$10,196
10/31/18	$10,354	$9,971	$10,215
11/30/18	$10,353	$10,031	$10,234
12/31/18	$10,343	$10,215	$10,254
1/31/19	$10,386	$10,324	$10,275
2/28/19	$10,428	$10,318	$10,294
3/31/19	$10,449	$10,516	$10,315
4/30/19	$10,487	$10,518	$10,336
5/31/19	$10,498	$10,705	$10,358
6/30/19	$10,526	$10,840	$10,379
7/31/19	$10,559	$10,863	$10,399
8/31/19	$10,584	$11,145	$10,419
9/30/19	$10,610	$11,085	$10,437
10/31/19	$10,636	$11,119	$10,455
11/30/19	$10,656	$11,113	$10,470
12/31/19	$10,681	$11,105	$10,485
1/31/20	$10,720	$11,319	$10,499
2/29/20	$10,730	$11,523	$10,513
3/31/20	$10,474	$11,455	$10,526
4/30/20	$10,640	$11,659	$10,534
5/31/20	$10,722	$11,713	$10,539
6/30/20	$10,810	$11,787	$10,540
7/31/20	$10,847	$11,963	$10,541
8/31/20	$10,869	$11,866	$10,542
9/30/20	$10,885	$11,860	$10,543
10/31/20	$10,899	$11,807	$10,544
11/30/20	$10,909	$11,923	$10,545
12/31/20	$10,927	$11,939	$10,546
1/31/21	$10,946	$11,854	$10,547
2/28/21	$10,952	$11,682	$10,547
3/31/21	$10,963	$11,536	$10,548
4/30/21	$10,968	$11,628	$10,548
5/31/21	$10,976	$11,666	$10,549
6/30/21	$10,975	$11,748	$10,549
7/31/21	$10,972	$11,879	$10,549
8/31/21	$10,979	$11,856	$10,549
9/30/21	$10,993	$11,754	$10,550
10/31/21	$10,989	$11,750	$10,550
11/30/21	$10,979	$11,785	$10,550
12/31/21	$10,980	$11,755	$10,551
1/31/22	$10,978	$11,502	$10,551
2/28/22	$10,950	$11,373	$10,552
3/31/22	$10,882	$11,057	$10,554
4/30/22	$10,884	$10,638	$10,557
5/31/22	$10,888	$10,706	$10,562
6/30/22	$10,835	$10,538	$10,569
7/31/22	$10,831	$10,796	$10,580
8/31/22	$10,896	$10,491	$10,596
9/30/22	$10,908	$10,038	$10,616
10/31/22	$10,909	$9,908	$10,643
11/30/22	$10,947	$10,272	$10,673
12/31/22	$11,016	$10,226	$10,709
1/31/23	$11,083	$10,540	$10,749
2/28/23	$11,146	$10,268	$10,786
3/31/23	$11,151	$10,529	$10,829
4/30/23	$11,205	$10,592	$10,873
5/31/23	$11,267	$10,477	$10,919
6/30/23	$11,335	$10,440	$10,965
7/31/23	$11,403	$10,432	$11,015
8/31/23	$11,467	$10,366	$11,066
9/30/23	$11,537	$10,102	$11,116
10/31/23	$11,593	$9,943	$11,169
11/30/23	$11,651	$10,393	$11,220
12/31/23	$11,721	$10,791	$11,272
1/31/24	$11,797	$10,761	$11,325
2/29/24	$11,864	$10,609	$11,374
3/31/24	$11,936	$10,707	$11,427
4/30/24	$11,997	$10,437	$11,478
5/31/24	$12,064	$10,614	$11,532
6/30/24	$12,120	$10,714	$11,583
7/31/24	$12,172	$10,965	$11,637
8/31/24	$12,238	$11,122	$11,691
9/30/24	$12,296	$11,271	$11,742
10/31/24	$12,363	$10,992	$11,793
11/30/24	$12,427	$11,108	$11,840
12/31/24	$12,497	$10,926	$11,886
1/31/25	$12,562	$10,984	$11,932
2/28/25	$12,608	$11,226	$11,973
3/31/25	$12,644	$11,230	$12,017

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	Since Inception 5/1/17
PIMCO Short Asset Portfolio	5.93%	3.84%	3.01%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.48%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	2.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,044,808
# of Portfolio Holdings	775
Portfolio Turnover Rate	53%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	56.1%
Asset-Backed Securities	16.9%
U.S. Government Agencies	14.7%
Non-Agency Mortgage-Backed Securities	4.9%
Sovereign Issues	1.7%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	7.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short Asset Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS2172TSRAR_033125

PIMCO Short-Term Floating NAV Portfolio II

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$6	0.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus FTSE 3-Month U.S. Treasury Bill Index ("Index"), as investment grade corporate bonds had positive returns.

  U.S. duration positioning contributed to relative performance versus the Index, as carry contributions from the strengthening U.S. dollar offset detractions from underweight positioning as interest rates fell.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Short-Term Floating NAV Portfolio II	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,002	$9,964	$10,000
5/31/15	$10,004	$9,940	$10,000
6/30/15	$10,006	$9,832	$10,000
7/31/15	$10,009	$9,900	$10,001
8/31/15	$10,010	$9,886	$10,001
9/30/15	$10,011	$9,953	$10,001
10/31/15	$10,015	$9,954	$10,001
11/30/15	$10,017	$9,928	$10,002
12/31/15	$10,019	$9,896	$10,002
1/31/16	$10,025	$10,032	$10,004
2/29/16	$10,031	$10,103	$10,005
3/31/16	$10,037	$10,196	$10,008
4/30/16	$10,044	$10,235	$10,010
5/31/16	$10,049	$10,238	$10,012
6/30/16	$10,055	$10,422	$10,014
7/31/16	$10,063	$10,488	$10,016
8/31/16	$10,069	$10,476	$10,019
9/30/16	$10,077	$10,470	$10,021
10/31/16	$10,083	$10,389	$10,024
11/30/16	$10,088	$10,144	$10,026
12/31/16	$10,096	$10,158	$10,029
1/31/17	$10,106	$10,178	$10,033
2/28/17	$10,115	$10,246	$10,037
3/31/17	$10,122	$10,241	$10,042
4/30/17	$10,131	$10,320	$10,047
5/31/17	$10,140	$10,399	$10,053
6/30/17	$10,150	$10,389	$10,060
7/31/17	$10,161	$10,434	$10,068
8/31/17	$10,173	$10,527	$10,077
9/30/17	$10,184	$10,477	$10,086
10/31/17	$10,195	$10,483	$10,095
11/30/17	$10,205	$10,470	$10,104
12/31/17	$10,216	$10,518	$10,114
1/31/18	$10,230	$10,397	$10,125
2/28/18	$10,241	$10,298	$10,136
3/31/18	$10,257	$10,364	$10,149
4/30/18	$10,274	$10,287	$10,163
5/31/18	$10,293	$10,360	$10,178
6/30/18	$10,310	$10,348	$10,193
7/31/18	$10,329	$10,350	$10,210
8/31/18	$10,349	$10,417	$10,227
9/30/18	$10,366	$10,350	$10,244
10/31/18	$10,386	$10,268	$10,263
11/30/18	$10,406	$10,329	$10,282
12/31/18	$10,427	$10,519	$10,302
1/31/19	$10,453	$10,631	$10,323
2/28/19	$10,475	$10,625	$10,342
3/31/19	$10,498	$10,829	$10,364
4/30/19	$10,522	$10,831	$10,385
5/31/19	$10,546	$11,024	$10,406
6/30/19	$10,567	$11,162	$10,427
7/31/19	$10,590	$11,187	$10,448
8/31/19	$10,613	$11,476	$10,468
9/30/19	$10,632	$11,415	$10,486
10/31/19	$10,651	$11,450	$10,504
11/30/19	$10,667	$11,444	$10,519
12/31/19	$10,683	$11,436	$10,534
1/31/20	$10,703	$11,656	$10,548
2/29/20	$10,718	$11,866	$10,562
3/31/20	$10,671	$11,796	$10,575
4/30/20	$10,722	$12,006	$10,584
5/31/20	$10,741	$12,062	$10,588
6/30/20	$10,750	$12,137	$10,589
7/31/20	$10,754	$12,319	$10,591
8/31/20	$10,757	$12,219	$10,592
9/30/20	$10,759	$12,213	$10,593
10/31/20	$10,759	$12,158	$10,594
11/30/20	$10,761	$12,277	$10,595
12/31/20	$10,763	$12,294	$10,595
1/31/21	$10,764	$12,206	$10,596
2/28/21	$10,765	$12,030	$10,597
3/31/21	$10,765	$11,880	$10,597
4/30/21	$10,766	$11,974	$10,598
5/31/21	$10,767	$12,013	$10,598
6/30/21	$10,766	$12,097	$10,598
7/31/21	$10,767	$12,232	$10,598
8/31/21	$10,767	$12,209	$10,599
9/30/21	$10,769	$12,103	$10,599
10/31/21	$10,768	$12,100	$10,599
11/30/21	$10,768	$12,136	$10,600
12/31/21	$10,769	$12,105	$10,600
1/31/22	$10,768	$11,844	$10,601
2/28/22	$10,768	$11,712	$10,602
3/31/22	$10,768	$11,386	$10,603
4/30/22	$10,771	$10,954	$10,606
5/31/22	$10,777	$11,025	$10,611
6/30/22	$10,783	$10,852	$10,619
7/31/22	$10,798	$11,117	$10,630
8/31/22	$10,818	$10,803	$10,645
9/30/22	$10,838	$10,336	$10,666
10/31/22	$10,861	$10,202	$10,693
11/30/22	$10,899	$10,578	$10,723
12/31/22	$10,940	$10,530	$10,759
1/31/23	$10,988	$10,854	$10,799
2/28/23	$11,027	$10,573	$10,837
3/31/23	$11,071	$10,842	$10,880
4/30/23	$11,115	$10,908	$10,923
5/31/23	$11,163	$10,789	$10,970
6/30/23	$11,214	$10,750	$11,016
7/31/23	$11,261	$10,743	$11,067
8/31/23	$11,313	$10,674	$11,118
9/30/23	$11,364	$10,403	$11,168
10/31/23	$11,415	$10,239	$11,221
11/30/23	$11,472	$10,702	$11,272
12/31/23	$11,528	$11,112	$11,325
1/31/24	$11,580	$11,082	$11,378
2/29/24	$11,631	$10,925	$11,428
3/31/24	$11,679	$11,026	$11,480
4/30/24	$11,736	$10,747	$11,532
5/31/24	$11,794	$10,930	$11,586
6/30/24	$11,844	$11,033	$11,638
7/31/24	$11,901	$11,291	$11,692
8/31/24	$11,961	$11,453	$11,746
9/30/24	$12,011	$11,606	$11,797
10/31/24	$12,061	$11,319	$11,848
11/30/24	$12,110	$11,438	$11,895
12/31/24	$12,158	$11,251	$11,942
1/31/25	$12,205	$11,311	$11,988
2/28/25	$12,247	$11,560	$12,029
3/31/25	$12,290	$11,564	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio II	5.23%	2.87%	2.08%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,439,747
# of Portfolio Holdings	258
Portfolio Turnover Rate	112%
Total Net Advisory Fees Paid During the Reporting Period	$1,646
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	15.2%
Sovereign Issues	0.6%
U.S. Treasury Obligations	0.6%
Asset-Backed Securities	0.4%
U.S. Government Agencies	0.1%
Short-Term Instruments	94.5%
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio II

Annual Shareholder Report |

March 31, 2025

PAPS1944TSRAR_033125

PIMCO Short-Term Floating NAV Portfolio III

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance, as investment grade corporate bonds had positive total returns.

  Long exposure to the Canadian dollar contributed to relative performance, as the currency appreciated relative to the U.S. dollar.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Short-Term Floating NAV Portfolio III	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,004	$9,964	$10,000
5/31/15	$10,010	$9,940	$10,000
6/30/15	$10,011	$9,832	$10,000
7/31/15	$10,018	$9,900	$10,001
8/31/15	$10,018	$9,886	$10,001
9/30/15	$10,020	$9,953	$10,001
10/31/15	$10,027	$9,954	$10,001
11/30/15	$10,029	$9,928	$10,002
12/31/15	$10,034	$9,896	$10,002
1/31/16	$10,042	$10,032	$10,004
2/29/16	$10,048	$10,103	$10,005
3/31/16	$10,059	$10,196	$10,008
4/30/16	$10,068	$10,235	$10,010
5/31/16	$10,074	$10,238	$10,012
6/30/16	$10,083	$10,422	$10,014
7/31/16	$10,093	$10,488	$10,016
8/31/16	$10,101	$10,476	$10,019
9/30/16	$10,111	$10,470	$10,021
10/31/16	$10,118	$10,389	$10,024
11/30/16	$10,127	$10,144	$10,026
12/31/16	$10,136	$10,158	$10,029
1/31/17	$10,146	$10,178	$10,033
2/28/17	$10,156	$10,246	$10,037
3/31/17	$10,165	$10,241	$10,042
4/30/17	$10,174	$10,320	$10,047
5/31/17	$10,185	$10,399	$10,053
6/30/17	$10,197	$10,389	$10,060
7/31/17	$10,208	$10,434	$10,068
8/31/17	$10,220	$10,527	$10,077
9/30/17	$10,232	$10,477	$10,086
10/31/17	$10,245	$10,483	$10,095
11/30/17	$10,256	$10,470	$10,104
12/31/17	$10,271	$10,518	$10,114
1/31/18	$10,285	$10,397	$10,125
2/28/18	$10,296	$10,298	$10,136
3/31/18	$10,314	$10,364	$10,149
4/30/18	$10,332	$10,287	$10,163
5/31/18	$10,351	$10,360	$10,178
6/30/18	$10,371	$10,348	$10,193
7/31/18	$10,391	$10,350	$10,210
8/31/18	$10,412	$10,417	$10,227
9/30/18	$10,430	$10,350	$10,244
10/31/18	$10,450	$10,268	$10,263
11/30/18	$10,470	$10,329	$10,282
12/31/18	$10,494	$10,519	$10,302
1/31/19	$10,521	$10,631	$10,323
2/28/19	$10,543	$10,625	$10,342
3/31/19	$10,569	$10,829	$10,364
4/30/19	$10,592	$10,831	$10,385
5/31/19	$10,618	$11,024	$10,406
6/30/19	$10,640	$11,162	$10,427
7/31/19	$10,663	$11,187	$10,448
8/31/19	$10,687	$11,476	$10,468
9/30/19	$10,708	$11,415	$10,486
10/31/19	$10,728	$11,450	$10,504
11/30/19	$10,745	$11,444	$10,519
12/31/19	$10,763	$11,436	$10,534
1/31/20	$10,782	$11,656	$10,548
2/29/20	$10,799	$11,866	$10,562
3/31/20	$10,729	$11,796	$10,575
4/30/20	$10,764	$12,006	$10,584
5/31/20	$10,777	$12,062	$10,588
6/30/20	$10,785	$12,137	$10,589
7/31/20	$10,791	$12,319	$10,591
8/31/20	$10,794	$12,219	$10,592
9/30/20	$10,797	$12,213	$10,593
10/31/20	$10,798	$12,158	$10,594
11/30/20	$10,800	$12,277	$10,595
12/31/20	$10,804	$12,294	$10,595
1/31/21	$10,806	$12,206	$10,596
2/28/21	$10,808	$12,030	$10,597
3/31/21	$10,809	$11,880	$10,597
4/30/21	$10,812	$11,974	$10,598
5/31/21	$10,815	$12,013	$10,598
6/30/21	$10,816	$12,097	$10,598
7/31/21	$10,818	$12,232	$10,598
8/31/21	$10,818	$12,209	$10,599
9/30/21	$10,822	$12,103	$10,599
10/31/21	$10,820	$12,100	$10,599
11/30/21	$10,821	$12,136	$10,600
12/31/21	$10,827	$12,105	$10,600
1/31/22	$10,826	$11,844	$10,601
2/28/22	$10,828	$11,712	$10,602
3/31/22	$10,825	$11,386	$10,603
4/30/22	$10,829	$10,954	$10,606
5/31/22	$10,832	$11,025	$10,611
6/30/22	$10,840	$10,852	$10,619
7/31/22	$10,866	$11,117	$10,630
8/31/22	$10,884	$10,803	$10,645
9/30/22	$10,906	$10,336	$10,666
10/31/22	$10,933	$10,202	$10,693
11/30/22	$10,971	$10,578	$10,723
12/31/22	$11,014	$10,530	$10,759
1/31/23	$11,060	$10,854	$10,799
2/28/23	$11,099	$10,573	$10,837
3/31/23	$11,146	$10,842	$10,880
4/30/23	$11,189	$10,908	$10,923
5/31/23	$11,237	$10,789	$10,970
6/30/23	$11,291	$10,750	$11,016
7/31/23	$11,338	$10,743	$11,067
8/31/23	$11,391	$10,674	$11,118
9/30/23	$11,442	$10,403	$11,168
10/31/23	$11,498	$10,239	$11,221
11/30/23	$11,552	$10,702	$11,272
12/31/23	$11,611	$11,112	$11,325
1/31/24	$11,655	$11,082	$11,378
2/29/24	$11,717	$10,925	$11,428
3/31/24	$11,769	$11,026	$11,480
4/30/24	$11,821	$10,747	$11,532
5/31/24	$11,882	$10,930	$11,586
6/30/24	$11,933	$11,033	$11,638
7/31/24	$11,991	$11,291	$11,692
8/31/24	$12,054	$11,453	$11,746
9/30/24	$12,107	$11,606	$11,797
10/31/24	$12,156	$11,319	$11,848
11/30/24	$12,206	$11,438	$11,895
12/31/24	$12,258	$11,251	$11,942
1/31/25	$12,305	$11,311	$11,988
2/28/25	$12,349	$11,560	$12,029
3/31/25	$12,389	$11,564	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio III	5.27%	2.92%	2.17%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$18,102,198
# of Portfolio Holdings	425
Portfolio Turnover Rate	118%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	15.9%
U.S. Treasury Obligations	8.5%
Sovereign Issues	0.4%
Asset-Backed Securities	0.3%
Short-Term Instruments	94.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(19.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio III

Annual Shareholder Report |

March 31, 2025

PAPS2056TSRAR_033125

PIMCO Short-Term Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$18	0.17%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as the securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Short-Term Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,021	$9,964	$10,002	$10,000
5/31/15	$10,042	$9,940	$10,005	$10,000
6/30/15	$10,059	$9,832	$10,007	$10,000
7/31/15	$10,059	$9,900	$10,009	$10,001
8/31/15	$10,059	$9,886	$10,012	$10,001
9/30/15	$10,088	$9,953	$10,014	$10,001
10/31/15	$10,120	$9,954	$10,017	$10,001
11/30/15	$10,131	$9,928	$10,019	$10,002
12/31/15	$10,138	$9,896	$10,022	$10,002
1/31/16	$10,127	$10,032	$10,027	$10,004
2/29/16	$10,073	$10,103	$10,032	$10,005
3/31/16	$10,115	$10,196	$10,037	$10,008
4/30/16	$10,180	$10,235	$10,043	$10,010
5/31/16	$10,191	$10,238	$10,048	$10,012
6/30/16	$10,218	$10,422	$10,053	$10,014
7/31/16	$10,272	$10,488	$10,058	$10,016
8/31/16	$10,316	$10,476	$10,064	$10,019
9/30/16	$10,366	$10,470	$10,069	$10,021
10/31/16	$10,410	$10,389	$10,076	$10,024
11/30/16	$10,421	$10,144	$10,083	$10,026
12/31/16	$10,448	$10,158	$10,090	$10,029
1/31/17	$10,493	$10,178	$10,099	$10,033
2/28/17	$10,537	$10,246	$10,107	$10,037
3/31/17	$10,560	$10,241	$10,115	$10,042
4/30/17	$10,604	$10,320	$10,125	$10,047
5/31/17	$10,660	$10,399	$10,135	$10,053
6/30/17	$10,706	$10,389	$10,144	$10,060
7/31/17	$10,751	$10,434	$10,155	$10,068
8/31/17	$10,819	$10,527	$10,166	$10,077
9/30/17	$10,855	$10,477	$10,177	$10,086
10/31/17	$10,878	$10,483	$10,189	$10,095
11/30/17	$10,900	$10,470	$10,200	$10,104
12/31/17	$10,925	$10,518	$10,211	$10,114
1/31/18	$10,937	$10,397	$10,226	$10,125
2/28/18	$10,948	$10,298	$10,240	$10,136
3/31/18	$10,975	$10,364	$10,255	$10,149
4/30/18	$10,998	$10,287	$10,274	$10,163
5/31/18	$11,045	$10,360	$10,294	$10,178
6/30/18	$11,065	$10,348	$10,314	$10,193
7/31/18	$11,100	$10,350	$10,334	$10,210
8/31/18	$11,147	$10,417	$10,354	$10,227
9/30/18	$11,181	$10,350	$10,374	$10,244
10/31/18	$11,181	$10,268	$10,395	$10,263
11/30/18	$11,205	$10,329	$10,415	$10,282
12/31/18	$11,239	$10,519	$10,436	$10,302
1/31/19	$11,311	$10,631	$10,460	$10,323
2/28/19	$11,347	$10,625	$10,485	$10,342
3/31/19	$11,388	$10,829	$10,509	$10,364
4/30/19	$11,436	$10,831	$10,532	$10,385
5/31/19	$11,484	$11,024	$10,555	$10,406
6/30/19	$11,538	$11,162	$10,578	$10,427
7/31/19	$11,550	$11,187	$10,598	$10,448
8/31/19	$11,562	$11,476	$10,619	$10,468
9/30/19	$11,595	$11,415	$10,639	$10,486
10/31/19	$11,631	$11,450	$10,658	$10,504
11/30/19	$11,644	$11,444	$10,677	$10,519
12/31/19	$11,680	$11,436	$10,696	$10,534
1/31/20	$11,718	$11,656	$10,713	$10,548
2/29/20	$11,742	$11,866	$10,730	$10,562
3/31/20	$11,308	$11,796	$10,748	$10,575
4/30/20	$11,470	$12,006	$10,761	$10,584
5/31/20	$11,595	$12,062	$10,774	$10,588
6/30/20	$11,698	$12,137	$10,787	$10,589
7/31/20	$11,773	$12,319	$10,789	$10,591
8/31/20	$11,861	$12,219	$10,792	$10,592
9/30/20	$11,885	$12,213	$10,795	$10,593
10/31/20	$11,910	$12,158	$10,797	$10,594
11/30/20	$11,961	$12,277	$10,799	$10,595
12/31/20	$12,021	$12,294	$10,801	$10,595
1/31/21	$12,098	$12,206	$10,803	$10,596
2/28/21	$12,111	$12,030	$10,805	$10,597
3/31/21	$12,107	$11,880	$10,808	$10,597
4/30/21	$12,132	$11,974	$10,810	$10,598
5/31/21	$12,107	$12,013	$10,811	$10,598
6/30/21	$12,103	$12,097	$10,813	$10,598
7/31/21	$12,116	$12,232	$10,815	$10,598
8/31/21	$12,142	$12,209	$10,816	$10,599
9/30/21	$12,182	$12,103	$10,817	$10,599
10/31/21	$12,182	$12,100	$10,818	$10,599
11/30/21	$12,156	$12,136	$10,820	$10,600
12/31/21	$12,159	$12,105	$10,821	$10,600
1/31/22	$12,146	$11,844	$10,823	$10,601
2/28/22	$12,055	$11,712	$10,825	$10,602
3/31/22	$11,925	$11,386	$10,827	$10,603
4/30/22	$11,873	$10,954	$10,836	$10,606
5/31/22	$11,860	$11,025	$10,845	$10,611
6/30/22	$11,732	$10,852	$10,854	$10,619
7/31/22	$11,824	$11,117	$10,869	$10,630
8/31/22	$11,797	$10,803	$10,890	$10,645
9/30/22	$11,594	$10,336	$10,912	$10,666
10/31/22	$11,515	$10,202	$10,941	$10,693
11/30/22	$11,594	$10,578	$10,975	$10,723
12/31/22	$11,728	$10,530	$11,013	$10,759
1/31/23	$11,941	$10,854	$11,054	$10,799
2/28/23	$11,954	$10,573	$11,093	$10,837
3/31/23	$11,864	$10,842	$11,137	$10,880
4/30/23	$11,945	$10,908	$11,182	$10,923
5/31/23	$11,986	$10,789	$11,230	$10,970
6/30/23	$12,100	$10,750	$11,278	$11,016
7/31/23	$12,196	$10,743	$11,327	$11,067
8/31/23	$12,224	$10,674	$11,379	$11,118
9/30/23	$12,210	$10,403	$11,429	$11,168
10/31/23	$12,141	$10,239	$11,482	$11,221
11/30/23	$12,376	$10,702	$11,533	$11,272
12/31/23	$12,569	$11,112	$11,586	$11,325
1/31/24	$12,696	$11,082	$11,639	$11,378
2/29/24	$12,724	$10,925	$11,689	$11,428
3/31/24	$12,866	$11,026	$11,742	$11,480
4/30/24	$12,866	$10,747	$11,795	$11,532
5/31/24	$13,010	$10,930	$11,849	$11,586
6/30/24	$13,059	$11,033	$11,898	$11,638
7/31/24	$13,221	$11,291	$11,956	$11,692
8/31/24	$13,338	$11,453	$12,011	$11,746
9/30/24	$13,415	$11,606	$12,063	$11,797
10/31/24	$13,400	$11,319	$12,114	$11,848
11/30/24	$13,580	$11,438	$12,161	$11,895
12/31/24	$13,626	$11,251	$12,208	$11,942
1/31/25	$13,748	$11,311	$12,254	$11,988
2/28/25	$13,840	$11,560	$12,295	$12,029
3/31/25	$13,904	$11,564	$12,341	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Portfolio	8.07%	4.22%	3.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$172,846
# of Portfolio Holdings	756
Portfolio Turnover Rate	765%
Total Net Advisory Fees Paid During the Reporting Period	$36
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	67.0%
Asset-Backed Securities	43.6%
Non-Agency Mortgage-Backed Securities	35.4%
U.S. Treasury Obligations	5.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	5.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(56.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.51% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0468TSRAR_033125

PIMCO U.S. Government and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2025

Portfolio Performance

This annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$40	0.39%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to securitized strategies outside of the Bloomberg Government Bond Index (the "Index") contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened at the long end.

  Exposure to investment grade credit outside of the Index contributed to performance, as returns from such holdings exceeded those of the Index.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO U.S. Government and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Government Bond Index	FTSE 3-Month Treasury Bill Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,772	$9,964	$9,950	$10,000
5/31/15	$9,576	$9,940	$9,934	$10,000
6/30/15	$9,354	$9,832	$9,850	$10,000
7/31/15	$9,582	$9,900	$9,929	$10,001
8/31/15	$9,478	$9,886	$9,934	$10,001
9/30/15	$9,564	$9,953	$10,018	$10,001
10/31/15	$9,459	$9,954	$9,984	$10,001
11/30/15	$9,375	$9,928	$9,944	$10,002
12/31/15	$9,442	$9,896	$9,927	$10,002
1/31/16	$9,560	$10,032	$10,133	$10,004
2/29/16	$9,635	$10,103	$10,220	$10,005
3/31/16	$9,678	$10,196	$10,237	$10,008
4/30/16	$9,657	$10,235	$10,226	$10,010
5/31/16	$9,678	$10,238	$10,226	$10,012
6/30/16	$10,043	$10,422	$10,445	$10,014
7/31/16	$10,194	$10,488	$10,486	$10,016
8/31/16	$10,054	$10,476	$10,431	$10,019
9/30/16	$10,032	$10,470	$10,419	$10,021
10/31/16	$9,826	$10,389	$10,309	$10,024
11/30/16	$9,306	$10,144	$10,042	$10,026
12/31/16	$9,353	$10,158	$10,031	$10,029
1/31/17	$9,495	$10,178	$10,054	$10,033
2/28/17	$9,626	$10,246	$10,103	$10,037
3/31/17	$9,634	$10,241	$10,099	$10,042
4/30/17	$9,799	$10,320	$10,168	$10,047
5/31/17	$9,942	$10,399	$10,234	$10,053
6/30/17	$9,971	$10,389	$10,217	$10,060
7/31/17	$10,004	$10,434	$10,235	$10,068
8/31/17	$10,291	$10,527	$10,344	$10,077
9/30/17	$10,045	$10,477	$10,257	$10,086
10/31/17	$10,034	$10,483	$10,245	$10,095
11/30/17	$10,000	$10,470	$10,231	$10,104
12/31/17	$10,061	$10,518	$10,262	$10,114
1/31/18	$9,749	$10,397	$10,125	$10,125
2/28/18	$9,582	$10,298	$10,051	$10,136
3/31/18	$9,765	$10,364	$10,144	$10,149
4/30/18	$9,564	$10,287	$10,062	$10,163
5/31/18	$9,709	$10,360	$10,152	$10,178
6/30/18	$9,718	$10,348	$10,153	$10,193
7/31/18	$9,595	$10,350	$10,112	$10,210
8/31/18	$9,741	$10,417	$10,189	$10,227
9/30/18	$9,459	$10,350	$10,096	$10,244
10/31/18	$9,335	$10,268	$10,049	$10,263
11/30/18	$9,538	$10,329	$10,137	$10,282
12/31/18	$10,202	$10,519	$10,352	$10,302
1/31/19	$10,294	$10,631	$10,401	$10,323
2/28/19	$10,121	$10,625	$10,374	$10,342
3/31/19	$10,757	$10,829	$10,570	$10,364
4/30/19	$10,630	$10,831	$10,542	$10,385
5/31/19	$11,486	$11,024	$10,787	$10,406
6/30/19	$11,764	$11,162	$10,885	$10,427
7/31/19	$11,659	$11,187	$10,873	$10,448
8/31/19	$12,774	$11,476	$11,239	$10,468
9/30/19	$12,357	$11,415	$11,145	$10,486
10/31/19	$12,298	$11,450	$11,153	$10,504
11/30/19	$12,170	$11,444	$11,120	$10,519
12/31/19	$11,948	$11,436	$11,059	$10,534
1/31/20	$12,698	$11,656	$11,326	$10,548
2/29/20	$13,496	$11,866	$11,623	$10,562
3/31/20	$14,439	$11,796	$11,952	$10,575
4/30/20	$14,523	$12,006	$12,028	$10,584
5/31/20	$14,475	$12,062	$11,999	$10,588
6/30/20	$14,596	$12,137	$12,011	$10,589
7/31/20	$15,027	$12,319	$12,145	$10,591
8/31/20	$14,620	$12,219	$12,016	$10,592
9/30/20	$14,707	$12,213	$12,033	$10,593
10/31/20	$14,345	$12,158	$11,923	$10,594
11/30/20	$14,478	$12,277	$11,964	$10,595
12/31/20	$14,392	$12,294	$11,938	$10,595
1/31/21	$14,052	$12,206	$11,827	$10,596
2/28/21	$13,429	$12,030	$11,618	$10,597
3/31/21	$12,840	$11,880	$11,443	$10,597
4/30/21	$13,109	$11,974	$11,527	$10,598
5/31/21	$13,152	$12,013	$11,567	$10,598
6/30/21	$13,499	$12,097	$11,639	$10,598
7/31/21	$13,969	$12,232	$11,794	$10,598
8/31/21	$13,897	$12,209	$11,774	$10,599
9/30/21	$13,517	$12,103	$11,648	$10,599
10/31/21	$13,531	$12,100	$11,639	$10,599
11/30/21	$13,832	$12,136	$11,725	$10,600
12/31/21	$13,659	$12,105	$11,666	$10,600
1/31/22	$13,081	$11,844	$11,448	$10,601
2/28/22	$12,878	$11,712	$11,372	$10,602
3/31/22	$11,895	$11,386	$11,021	$10,603
4/30/22	$10,910	$10,954	$10,685	$10,606
5/31/22	$10,852	$11,025	$10,705	$10,611
6/30/22	$10,727	$10,852	$10,612	$10,619
7/31/22	$11,251	$11,117	$10,779	$10,630
8/31/22	$10,305	$10,803	$10,514	$10,645
9/30/22	$9,257	$10,336	$10,156	$10,666
10/31/22	$8,759	$10,202	$10,016	$10,693
11/30/22	$9,476	$10,578	$10,281	$10,723
12/31/22	$9,142	$10,530	$10,229	$10,759
1/31/23	$9,913	$10,854	$10,482	$10,799
2/28/23	$9,216	$10,573	$10,240	$10,837
3/31/23	$9,978	$10,842	$10,534	$10,880
4/30/23	$10,112	$10,908	$10,590	$10,923
5/31/23	$9,888	$10,789	$10,469	$10,970
6/30/23	$9,685	$10,750	$10,391	$11,016
7/31/23	$9,550	$10,743	$10,356	$11,067
8/31/23	$9,356	$10,674	$10,304	$11,118
9/30/23	$8,765	$10,403	$10,081	$11,168
10/31/23	$8,374	$10,239	$9,961	$11,221
11/30/23	$9,156	$10,702	$10,304	$11,272
12/31/23	$9,876	$11,112	$10,647	$11,325
1/31/24	$9,755	$11,082	$10,618	$11,378
2/29/24	$9,450	$10,925	$10,480	$11,428
3/31/24	$9,571	$11,026	$10,547	$11,480
4/30/24	$8,974	$10,747	$10,305	$11,532
5/31/24	$9,250	$10,930	$10,454	$11,586
6/30/24	$9,432	$11,033	$10,559	$11,638
7/31/24	$9,895	$11,291	$10,788	$11,692
8/31/24	$10,095	$11,453	$10,926	$11,746
9/30/24	$10,342	$11,606	$11,057	$11,797
10/31/24	$9,737	$11,319	$10,796	$11,848
11/30/24	$9,970	$11,438	$10,879	$11,895
12/31/24	$9,370	$11,251	$10,713	$11,942
1/31/25	$9,481	$11,311	$10,769	$11,988
2/28/25	$10,081	$11,560	$11,000	$12,029
3/31/25	$10,051	$11,564	$11,025	$12,074

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO U.S. Government and Short-Term Investments Portfolio	5.01%	(6.99%)	0.05%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Government Bond Index	4.53%	(1.60%)	0.98%
FTSE 3-Month Treasury Bill Index	5.17%	2.69%	1.90%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,166,284
# of Portfolio Holdings	260
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$281
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	87.1%
Asset-Backed Securities	5.6%
Non-Agency Mortgage-Backed Securities	3.4%
U.S. Government Agencies	2.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO U.S. Government and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2025

PAPS0470TSRAR_033125

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2025	$6,451,129
	March 31, 2024	$6,253,215

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2025	$—
	March 31, 2024	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2025	$6,500
	March 31, 2024	$18,725

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2025	$—
	March 31, 2024	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the

Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

		Aggregate Non-Audit Fees Billed to Entity
Entity		March 31, 2025	March 31, 2024
PIMCO Funds	$	6,500	$18,725
Pacific Investment Management Company LLC (“PIMCO”)		36,308,462	23,377,521
Totals	$	36,314,962	$23,396,246

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	International Bond Portfolio (U.S. Dollar-Hedged)
●	PAPS Portfolio

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

Filed under the first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds

Filed under the second companion submission on Form N-CSR:

●	Bond Funds

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PAPS – All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	TRENDS Managed Futures Strategy Fund

(b)	Not applicable to the Registrant.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

PIMCO International Bond Fund (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead

2	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Certain instruments in which the Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of the Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	04/27/18	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights	PIMCO International Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Institutional Class

03/31/2025	$9.91	$0.40	$0.06	$0.46	$(0.45)	$(0.07)	$(0.52)

03/31/2024	9.50	0.25	0.47	0.72	(0.31)	0.00	(0.31)

03/31/2023	10.30	0.22	(0.60)	(0.38)	(0.25)	(0.17)	(0.42)

03/31/2022	10.90	0.21	(0.64)	(0.43)	(0.17)	0.00	(0.17)

03/31/2021	10.45	0.20	0.51	0.71	(0.26)	0.00	(0.26)
I-2

03/31/2025	9.91	0.39	0.06	0.45	(0.44)	(0.07)	(0.51)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	(0.30)

03/31/2023	10.30	0.21	(0.60)	(0.39)	(0.24)	(0.17)	(0.41)

03/31/2022	10.90	0.20	(0.65)	(0.45)	(0.15)	0.00	(0.15)

03/31/2021	10.45	0.19	0.51	0.70	(0.25)	0.00	(0.25)
I-3

03/31/2025	9.91	0.38	0.07	0.45	(0.44)	(0.07)	(0.51)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	(0.30)

03/31/2023	10.30	0.20	(0.60)	(0.40)	(0.23)	(0.17)	(0.40)

03/31/2022	10.90	0.19	(0.64)	(0.45)	(0.15)	0.00	(0.15)

03/31/2021	10.45	0.19	0.50	0.69	(0.24)	0.00	(0.24)
Administrative Class

03/31/2025	9.91	0.37	0.07	0.44	(0.43)	(0.07)	(0.50)

03/31/2024	9.50	0.23	0.47	0.70	(0.29)	0.00	(0.29)

03/31/2023	10.30	0.19	(0.60)	(0.41)	(0.22)	(0.17)	(0.39)

03/31/2022	10.90	0.18	(0.64)	(0.46)	(0.14)	0.00	(0.14)

03/31/2021	10.45	0.18	0.50	0.68	(0.23)	0.00	(0.23)
Class A

03/31/2025	9.91	0.36	0.06	0.42	(0.41)	(0.07)	(0.48)

03/31/2024	9.50	0.21	0.47	0.68	(0.27)	0.00	(0.27)

03/31/2023	10.30	0.18	(0.60)	(0.42)	(0.21)	(0.17)	(0.38)

03/31/2022	10.90	0.16	(0.64)	(0.48)	(0.12)	0.00	(0.12)

03/31/2021	10.45	0.16	0.50	0.66	(0.21)	0.00	(0.21)
Class C

03/31/2025	9.91	0.29	0.06	0.35	(0.34)	(0.07)	(0.41)

03/31/2024	9.50	0.14	0.47	0.61	(0.20)	0.00	(0.20)

03/31/2023	10.30	0.11	(0.61)	(0.50)	(0.13)	(0.17)	(0.30)

03/31/2022	10.90	0.08	(0.64)	(0.56)	(0.04)	0.00	(0.04)

03/31/2021	10.45	0.08	0.50	0.58	(0.13)	0.00	(0.13)
Class R

03/31/2025	9.91	0.34	0.06	0.40	(0.39)	(0.07)	(0.46)

03/31/2024	9.50	0.19	0.47	0.66	(0.25)	0.00	(0.25)

03/31/2023	10.30	0.16	(0.61)	(0.45)	(0.18)	(0.17)	(0.35)

03/31/2022	10.90	0.14	(0.64)	(0.50)	(0.10)	0.00	(0.10)

03/31/2021	10.45	0.13	0.51	0.64	(0.19)	0.00	(0.19)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.85	4.69%	$9,948,868	0.57%	0.57%	0.50%	0.50%	4.03%	699%

9.91	7.73	9,759,176	0.75	0.75	0.50	0.50	2.64	657

9.50	(3.68)	8,131,472	0.63	0.63	0.50	0.50	2.26	446

10.30	(4.04)	7,924,193	0.51	0.51	0.50	0.50	1.92	334

10.90	6.79	8,358,457	0.52	0.52	0.50	0.50	1.87	520

9.85	4.59	4,258,631	0.67	0.67	0.60	0.60	3.94	699

9.91	7.63	3,845,322	0.85	0.85	0.60	0.60	2.54	657

9.50	(3.78)	3,512,183	0.73	0.73	0.60	0.60	2.15	446

10.30	(4.14)	3,208,025	0.61	0.61	0.60	0.60	1.82	334

10.90	6.68	3,086,917	0.62	0.62	0.60	0.60	1.77	520

9.85	4.55	236,221	0.72	0.77	0.65	0.70	3.88	699

9.91	7.59	188,630	0.90	0.95	0.65	0.70	2.51	657

9.50	(3.83)	109,771	0.78	0.83	0.65	0.70	2.08	446

10.30	(4.19)	143,648	0.66	0.71	0.65	0.70	1.77	334

10.90	6.63	193,552	0.67	0.72	0.65	0.70	1.72	520

9.85	4.43	51,723	0.82	0.82	0.75	0.75	3.79	699

9.91	7.46	59,058	1.00	1.00	0.75	0.75	2.38	657

9.50	(3.92)	79,193	0.88	0.88	0.75	0.75	1.99	446

10.30	(4.28)	98,955	0.76	0.76	0.75	0.75	1.67	334

10.90	6.52	142,953	0.77	0.77	0.75	0.75	1.62	520

9.85	4.28	586,498	0.97	0.97	0.90	0.90	3.64	699

9.91	7.31	620,921	1.15	1.15	0.90	0.90	2.23	657

9.50	(4.07)	670,583	1.03	1.03	0.90	0.90	1.84	446

10.30	(4.43)	863,436	0.91	0.91	0.90	0.90	1.52	334

10.90	6.36	1,067,670	0.92	0.92	0.90	0.90	1.47	520

9.85	3.50	15,079	1.72	1.72	1.65	1.65	2.89	699

9.91	6.51	21,687	1.90	1.90	1.65	1.65	1.47	657

9.50	(4.79)	28,700	1.78	1.78	1.65	1.65	1.08	446

10.30	(5.14)	43,591	1.66	1.66	1.65	1.65	0.76	334

10.90	5.57	64,114	1.67	1.67	1.65	1.65	0.72	520

9.85	4.02	53,169	1.22	1.22	1.15	1.15	3.39	699

9.91	7.04	57,854	1.40	1.40	1.15	1.15	1.98	657

9.50	(4.31)	54,401	1.28	1.28	1.15	1.15	1.59	446

10.30	(4.66)	67,742	1.16	1.16	1.15	1.15	1.27	334

10.90	6.10	72,152	1.17	1.17	1.15	1.15	1.22	520

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Statement of Assets and Liabilities	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$20,721,118
Investments in Affiliates	741,403

Financial Derivative Instruments
Exchange-traded or centrally cleared	56,035
Over the counter	114,723
Cash	7
Deposits with counterparty	8,225
Foreign currency, at value	78,762
Receivable for investments sold	1,777,637
Receivable for TBA investments sold	18,532,122
Receivable for Fund shares sold	61,672
Interest and/or dividends receivable	106,024
Dividends receivable from Affiliates	3,065
Reimbursement receivable from PIMCO	9
Total Assets	42,200,802

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$288,138
Payable for short sales	2,610,988
Financial Derivative Instruments
Exchange-traded or centrally cleared	44,195
Over the counter	205,487
Payable for investments purchased	1,641,607
Payable for investments in Affiliates purchased	3,165
Payable for investments purchased on a delayed-delivery basis	95,389
Payable for TBA investments purchased	21,933,067
Deposits from counterparty	63,630
Payable for Fund shares redeemed	143,190
Distributions payable	14,951
Accrued investment advisory fees	3,098
Accrued supervisory and administrative fees	3,548
Accrued distribution fees	30
Accrued servicing fees	130
Total Liabilities	27,050,613

Commitments and Contingent Liabilities^

Net Assets	$15,150,189

Net Assets Consist of:

Paid in capital	$16,075,422

Distributable earnings (accumulated loss)	(925,233)

Net Assets	$15,150,189

Cost of investments in securities	$21,292,755
Cost of investments in Affiliates	$752,587
Cost of foreign currency held	$78,915
Proceeds received on short sales	$2,610,100
Cost or premiums of financial derivative instruments, net	$21,390

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

Net Assets:

Institutional Class	$9,948,868
I-2	4,258,631
I-3	236,221
Administrative Class	51,723
Class A	586,498
Class C	15,079
Class R	53,169

Shares Issued and Outstanding:

Institutional Class	1,009,654
I-2	432,173
I-3	23,972
Administrative Class	5,249
Class A	59,518
Class C	1,530
Class R	5,396

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.85
I-2	9.85
I-3	9.85
Administrative Class	9.85
Class A	9.85
Class C	9.85
Class R	9.85

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Statement of Operations PIMCO International Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$639,945
Dividends	13
Dividends from Investments in Affiliates	59,062
Total Income	699,020

Expenses:

Investment advisory fees	37,958
Supervisory and administrative fees	43,386
Distribution and/or servicing fees - Administrative Class	137
Distribution and/or servicing fees - Class A	1,482
Distribution and/or servicing fees - Class C	186
Distribution and/or servicing fees - Class R	273
Trustee fees	100
Interest expense	10,105
Miscellaneous expense	77
Total Expenses	93,704
Waiver and/or Reimbursement by PIMCO	(103)
Net Expenses	93,601

Net Investment Income (Loss)	605,419

Net Realized Gain (Loss):

Investments in securities	(215,415)
Investments in Affiliates	373
Exchange-traded or centrally cleared financial derivative instruments	53,535
Over the counter financial derivative instruments	326,695
Short sales	77
Foreign currency	(57,619)

Net Realized Gain (Loss)	107,646

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	351,613
Investments in Affiliates	3,563
Exchange-traded or centrally cleared financial derivative instruments	(172,371)
Over the counter financial derivative instruments	(211,212)
Foreign currency assets and liabilities	7,194

Net Change in Unrealized Appreciation (Depreciation)	(21,213)

Net Increase (Decrease) in Net Assets Resulting from Operations	$691,852

* Foreign tax withholdings	$355

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Notes 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$605,419	$348,681
Net realized gain (loss)	107,646	380,834
Net change in unrealized appreciation (depreciation)	(21,213)	298,684

Net Increase (Decrease) in Net Assets Resulting from Operations	691,852	1,028,199

Distributions to Shareholders:

From net investment income and/or net realized capital gains

Institutional Class	(535,100)	(292,813)
I-2	(206,219)	(113,752)
I-3	(10,451)	(4,148)
Administrative Class	(2,709)	(2,048)
Class A	(28,474)	(17,795)
Class C	(747)	(514)
Class R	(2,486)	(1,405)

Total Distributions(a)	(786,186)	(432,475)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	691,875	1,370,621

Total Increase (Decrease) in Net Assets	597,541	1,966,345

Net Assets:

Beginning of year	14,552,648	12,586,303
End of year	$15,150,189	$14,552,648

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.8%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$4,250	$3,101
1.000% due 07/09/2029		113	88
3.500% due 07/09/2041 þ		920	534

Total Argentina (Cost $3,476)			3,723

AUSTRALIA 2.3%

CORPORATE BONDS & NOTES 0.2%

Bank of Queensland Ltd.
3.300% due 07/30/2029	EUR	30,377	33,557

SOVEREIGN ISSUES 2.1%

Australia Government International Bond
1.750% due 06/21/2051	AUD	8,800	2,907
2.500% due 05/21/2030		15,800	9,253

Australian Capital Territory
4.750% due 10/23/2030		67,900	43,205

New South Wales Treasury Corp.
1.750% due 03/20/2034		143,800	68,974
2.000% due 03/08/2033		35,900	18,319
4.750% due 09/20/2035		23,400	14,191

Queensland Treasury Corp.
1.500% due 08/20/2032		62,400	31,191
1.750% due 07/20/2034		59,100	27,894
2.000% due 08/22/2033		23,400	11,706

Treasury Corp. of Victoria
2.000% due 09/17/2035		34,900	16,137
2.250% due 09/15/2033		102,100	51,991
4.250% due 12/20/2032		34,900	21,080

			316,848

Total Australia (Cost $362,893)			350,405

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%

KBC Group NV
5.796% due 01/19/2029 •		$8,000	8,221

Total Belgium (Cost $8,000)			8,221

BERMUDA 0.1%

ASSET-BACKED SECURITIES 0.1%

Trinitas CLO Ltd.
5.359% due 07/20/2035 •		$1,700	1,689
5.403% due 10/20/2033 •		10,900	10,888

TSTAT Ltd.
5.443% due 07/20/2037 •		2,612	2,614

Total Bermuda (Cost $15,212)			15,191

BRAZIL 1.8%

SOVEREIGN ISSUES 1.8%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	1,679,500	274,643

Total Brazil (Cost $272,006)			274,643

CANADA 6.7%

CORPORATE BONDS & NOTES 0.6%

Bank of Nova Scotia
4.299% due 03/20/2028		$13,700	13,739

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,000	9,583

Royal Bank of Canada
4.851% due 12/14/2026		$23,700	23,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.969% due 08/02/2030 •		$8,300	$8,362
5.393% due 02/04/2031 ~		40,900	40,958

			96,578

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	6,004	4,062
2.867% due 02/12/2055 ~		16,700	10,966
3.650% due 08/12/2053		3,887	2,697

			17,725

SOVEREIGN ISSUES 6.0%

Canada Government Bond
1.500% due 12/01/2044 (f)		12,558	8,977
1.750% due 12/01/2053		20,660	10,418
3.250% due 12/01/2033		132,000	94,105
4.000% due 03/01/2029		186,200	136,305

Export Development Canada
4.500% due 01/28/2030	GBP	6,200	8,040
7.130% due 03/11/2029	INR	2,119,600	25,098

Province of British Columbia
4.150% due 06/18/2034	CAD	102,700	74,558

Province of Ontario
3.650% due 06/02/2033		358,900	253,727

Province of Quebec
3.600% due 09/01/2033		377,200	264,945
4.450% due 09/01/2034		45,700	33,915

			910,088

Total Canada (Cost $1,036,870)			1,024,391

CAYMAN ISLANDS 2.5%

ASSET-BACKED SECURITIES 2.3%

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		$288	288

ACREC Ltd.
5.581% due 10/16/2036 •		6,051	6,044

Anchorage Capital CLO Ltd.
5.730% due 04/22/2034 ~		15,400	15,411

Arbor Realty Commercial Real Estate Notes Ltd.
5.784% due 11/15/2036 •		22,617	22,651
5.799% due 01/15/2037 •		20,103	20,133

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		1,900	1,900

Bain Capital Credit CLO Ltd.
5.354% due 07/24/2034 •		4,900	4,851

Benefit Street Partners CLO Ltd.
5.643% due 04/20/2034 •		6,200	6,200

Canyon Capital CLO Ltd.
5.319% due 10/15/2034 •		4,000	3,978
5.382% due 07/15/2034 ~		3,000	2,988

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		11,300	11,259
5.530% due 08/14/2030 •		209	209
5.704% due 07/15/2031 •		5,973	5,976

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		4,314	4,314

Dryden Senior Loan Fund
5.443% due 10/19/2029 ~		9,316	9,320

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		9,300	9,244

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		3,970	3,965

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~		3,000	2,991
5.447% due 04/24/2031 •		12,226	12,222

GPMT Ltd.
5.931% due 07/16/2035 ~		5,464	5,433

ICG U.S. CLO Ltd.
5.443% due 10/20/2034 •		9,900	9,879

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		9,900	9,869

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO Ltd.
5.748% due 02/09/2035 ~		$14,400	$14,394

LCM Ltd.
5.386% due 01/15/2034 •		2,000	1,991
5.393% due 07/20/2030 ~		1,841	1,842

LoanCore Issuer Ltd.
5.734% due 11/15/2038 ~		13,721	13,739
5.899% due 01/17/2037 •		10,086	10,074

Magnetite Ltd.
5.452% due 10/15/2031 •		4,304	4,307

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~		997	996

Mountain View CLO Ltd.
5.461% due 10/15/2034 ~		9,800	9,743

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •		900	900
5.370% due 10/14/2036 •		9,800	9,800

Ocean Trails CLO
5.592% due 07/15/2034 •		11,700	11,697

Octagon Investment Partners Ltd.
5.443% due 10/20/2030 •		4,027	4,027

OZLM Ltd.
5.715% due 07/20/2032 •		12,021	12,022

Sound Point CLO Ltd.
5.564% due 04/15/2031 ~		1,172	1,171
5.734% due 07/15/2034 •		7,400	7,404
5.765% due 07/20/2032 •		14,686	14,694

Starwood Commercial Mortgage Trust
5.699% due 11/15/2038 ~		18,410	18,379

Trinitas CLO Ltd.
5.370% due 01/25/2035 •		3,600	3,601
5.640% due 01/25/2034 •		9,800	9,795
5.670% due 04/25/2033 •		14,500	14,510

Venture CLO Ltd.
5.433% due 10/20/2034 •		1,500	1,496

Vibrant CLO Ltd.
5.675% due 07/20/2032 •		6,643	6,647

Wind River CLO Ltd.
5.704% due 01/15/2031 ~		364	365

			342,719

CORPORATE BONDS & NOTES 0.1%

Sands China Ltd.
5.400% due 08/08/2028		9,200	9,218

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		9,700	9,908

Total Cayman Islands (Cost $361,892)			361,845

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$14,300	14,422

Total Chile (Cost $14,289)			14,422

CHINA 0.8%

SOVEREIGN ISSUES 0.8%

China Government International Bond
3.190% due 04/15/2053	CNY	8,080	1,363
3.530% due 10/18/2051		707,500	125,154

Total China (Cost $113,646)			126,517

DENMARK 2.9%

CORPORATE BONDS & NOTES 2.9%

Jyske Realkredit AS
1.000% due 01/01/2026	DKK	1,122,600	161,500
1.000% due 04/01/2026		106,400	15,277

12	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 10/01/2050	DKK	6,397	$694
1.500% due 10/01/2053		27,077	3,173

Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2026		759,300	108,878
1.500% due 10/01/2053		43,795	5,140

Nykredit Realkredit AS
1.000% due 04/01/2025		266,800	38,669
1.000% due 04/01/2026		111,900	16,061
1.000% due 10/01/2053		2	0
1.500% due 10/01/2052		32,562	3,813

Realkredit Danmark AS
1.000% due 04/01/2026		553,400	79,433
1.000% due 04/01/2026		44,900	6,451
1.500% due 10/01/2053		35,193	4,121

Total Denmark (Cost $434,076)			443,210

FRANCE 5.7%

CORPORATE BONDS & NOTES 0.8%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	14,026
5.896% due 07/13/2026		24,800	25,207

BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,726
5.738% due 02/20/2035 •		13,300	13,610
5.786% due 01/13/2033 ~		11,800	12,069

BPCE SA
5.876% due 01/14/2031 ~		3,900	3,996
6.293% due 01/14/2036 ~		8,000	8,277

Credit Agricole SA
5.862% due 01/09/2036 •		27,562	28,211

			118,122

SOVEREIGN ISSUES 4.9%

France Government International Bond
0.500% due 05/25/2072	EUR	19,400	6,160
0.750% due 02/25/2028		95,650	98,839
0.750% due 05/25/2052		21,400	10,878
2.000% due 05/25/2048		61,500	47,168
2.750% due 10/25/2027		96,750	105,816
2.750% due 02/25/2030		361,800	391,445
3.000% due 06/25/2049		42,100	38,907
3.250% due 05/25/2045		38,900	38,414

			737,627

Total France (Cost $893,173)			855,749

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.5%

Deutsche Bank AG
1.750% due 11/19/2030 ~	EUR	16,400	16,348
2.129% due 11/24/2026 •		$10,600	10,411
2.552% due 01/07/2028 •		8,200	7,889
3.035% due 05/28/2032 •		9,900	8,668
3.547% due 09/18/2031 •		9,700	8,923

Kreditanstalt fuer Wiederaufbau
4.250% due 02/15/2030	GBP	12,800	16,434

			68,673

SOVEREIGN ISSUES 0.3%

Republic of Germany
2.300% due 02/15/2033	EUR	44,500	47,181

Total Germany (Cost $119,019)			115,854

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
5.500% due 03/26/2036		$14,000	13,410
6.250% due 09/22/2032		17,400	17,958
7.625% due 03/29/2041		600	677

Total Hungary (Cost $31,710)			32,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 2.6%

ASSET-BACKED SECURITIES 2.4%

Accunia European CLO DAC
3.735% due 07/15/2030 •	EUR	1,526	$1,652

Arbour CLO DAC
3.681% due 12/15/2038 •		12,300	13,322
3.886% due 05/15/2038 •		3,900	4,223

Ares European CLO DAC
3.735% due 01/15/2036 •		8,335	8,996
3.774% due 10/21/2034 •		2,733	2,961

Aurium CLO DAC
3.431% due 04/16/2030 •		7,405	7,989

Blackrock European CLO DAC
3.405% due 10/15/2031 •		4,709	5,088
3.624% due 07/19/2035 •		7,600	8,172

BNPP AM Euro CLO DAC
3.435% due 10/15/2031 •		1,867	2,019

Cairn CLO DAC
3.282% due 01/31/2030 •		3,260	3,519

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •		13,452	14,474

Cumulus Static CLO DAC
3.756% due 11/15/2033 •		13,508	14,632

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •		5,105	5,516
3.394% due 07/21/2030 •		4,144	4,487
3.435% due 10/15/2031 •		11,708	12,662

CVC Cordatus Opportunity Loan Fund-R DAC
3.310% due 08/15/2033 «•		14,200	15,354

Dryden Euro CLO DAC
3.725% due 01/15/2034 •		9,496	10,278
3.744% due 04/18/2033 •		2,944	3,187

Harvest CLO DAC
3.425% due 10/15/2031 •		6,673	7,212

Hayfin Emerald CLO
3.914% due 01/22/2039 «•		5,500	5,951
3.975% due 11/17/2037 •		16,900	18,299
4.094% due 07/18/2038 •		13,600	14,727

Indigo Credit Management DAC
4.004% due 07/15/2038 •		28,000	30,276

Invesco Euro CLO DAC
2.341% due 01/15/2034 «•(b)		10,100	10,921
3.725% due 10/30/2038 •		15,700	16,959

Jubilee CLO DAC
3.435% due 04/15/2031 •		8,461	9,077

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •		9,742	10,534

OZLME DAC
3.493% due 07/27/2032 •		7,788	8,417

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(b)		21,100	22,693
3.526% due 05/15/2033 •		3,887	4,205
3.690% due 05/15/2034 •		21,000	22,787
3.765% due 01/15/2033 •		4,249	4,602

Rockford Tower Europe CLO DAC
3.631% due 01/24/2035 •		12,200	13,165

Segovia European CLO DAC
3.623% due 01/25/2035 •		7,000	7,541

St Paul’s CLO DAC
3.598% due 01/17/2032 •		11,249	12,160
3.653% due 10/25/2035 •		8,000	8,635

			366,692

CORPORATE BONDS & NOTES 0.0%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$3,600	3,480

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	34,600	37,338

Total Ireland (Cost $414,378)			407,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 1.0%

SOVEREIGN ISSUES 1.0%

Israel Government International Bond
4.500% due 01/17/2033		$11,200	$10,466
5.375% due 03/12/2029		19,550	19,724
5.375% due 02/19/2030		79,200	79,836
5.500% due 03/12/2034		8,200	8,167
5.625% due 02/19/2035		15,000	14,919
5.750% due 03/12/2054		22,900	21,055

Total Israel (Cost $153,976)			154,167

ITALY 0.7%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	15,689
2.625% due 04/28/2025		8,000	8,647

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	16,757
8.248% due 11/21/2033 •		13,200	15,166

Nexi SpA
2.125% due 04/30/2029 (j)	EUR	6,400	6,537

			62,796

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$18,800	19,009

Italy Buoni Poliennali Del Tesoro
0.000% due 04/01/2026 (d)	EUR	13,600	14,400

Italy Government International Bond
6.000% due 08/04/2028	GBP	5,900	7,839

			41,248

Total Italy (Cost $104,675)			104,044

JAPAN 8.3%

CORPORATE BONDS & NOTES 0.3%

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$2,294	2,270

Nomura Holdings, Inc.
2.329% due 01/22/2027		10,300	9,890

Olympus Corp.
2.143% due 12/08/2026		8,700	8,352

Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,361
5.200% due 03/07/2029		16,400	16,741

			41,614

SOVEREIGN ISSUES 8.0%

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		43,400	42,716

Japan Government International Bond
0.100% due 01/01/2026	JPY	22,290,000	148,085
0.100% due 03/10/2028 (f)		15,388,537	106,291
0.100% due 03/10/2029 (f)		4,911,217	33,857
0.400% due 06/20/2029		6,120,000	39,715
0.500% due 09/20/2046		8,500,000	39,725
0.500% due 03/20/2049		10,483,000	46,403
0.700% due 12/20/2048		9,439,000	44,283
0.700% due 06/20/2051		9,715,000	43,193
0.700% due 12/20/2051		590,000	2,600
1.000% due 03/20/2052		2,860,000	13,668
1.100% due 09/20/2042		9,710,000	55,401
1.300% due 06/20/2052		1,760,000	9,078
1.400% due 03/20/2053		1,390,000	7,301
1.500% due 09/20/2043		12,660,000	76,145
1.800% due 09/20/2044		10,720,000	67,117
1.800% due 03/20/2054		9,373,400	53,788
2.000% due 12/20/2044		15,958,000	103,113
2.200% due 06/20/2054		6,332,000	39,775
2.200% due 03/20/2064		10,823,000	64,149

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.300% due 12/20/2054	JPY	21,471,000	$137,797

Tokyo Metropolitan Government
0.750% due 07/16/2025		$45,200	44,719

			1,218,919

Total Japan (Cost $1,515,739)			1,260,533

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		$14,400	14,400

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		5,100	5,123

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		8,837	8,838

Total Jersey, Channel Islands (Cost $28,338)			28,361

LUXEMBOURG 0.1%

CORPORATE BONDS & NOTES 0.0%

Logicor Financing SARL
1.625% due 07/15/2027	EUR	1,300	1,354

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Telecom Serbia
4.004% (EUR003M + 1.350%) due 06/11/2029 «~		19,400	21,177

Total Luxembourg (Cost $22,439)			22,531

MALAYSIA 1.4%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	2,946
4.550% due 04/21/2050		3,300	2,809
4.800% due 04/21/2060		4,200	3,645

			9,400

SOVEREIGN ISSUES 1.3%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	79,740	16,992
3.519% due 04/20/2028		765,672	172,959

			189,951

Total Malaysia (Cost $192,701)			199,351

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$6,100	4,691

Total Mexico (Cost $5,680)			4,691

NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$15,200	15,253

American Medical Systems Europe BV
3.000% due 03/08/2031	EUR	23,100	24,557
3.250% due 03/08/2034		1,200	1,257

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$41,800	42,809
5.710% due 01/21/2033 ~		16,100	16,563

Total Netherlands (Cost $98,496)			100,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 0.0%

SOVEREIGN ISSUES 0.0%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	300	$146

Total New Zealand (Cost $208)			146

NIGERIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
4.185% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	12,100	12,988

Total Nigeria (Cost $12,617)			12,988

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	20,700	12,449

Total Norway (Cost $15,073)			12,449

PERU 0.9%

SOVEREIGN ISSUES 0.9%

Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,565
3.230% due 07/28/2121		3,300	1,780
5.400% due 08/12/2034	PEN	32,500	8,072
6.150% due 08/12/2032		173,600	47,475
6.900% due 08/12/2037		237,800	63,930
6.950% due 08/12/2031		19,300	5,618

Total Peru (Cost $132,725)			129,440

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	21,800	24,361
4.250% due 02/14/2043		6,230	6,708
4.625% due 03/18/2029		$14,800	14,823
4.875% due 02/12/2030		10,000	10,102
4.875% due 10/04/2033		7,800	7,690
5.125% due 09/18/2034		6,100	6,052
5.375% due 02/12/2035		6,000	6,038
5.500% due 04/04/2053		6,700	6,319

Total Poland (Cost $81,104)			82,093

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$10,200	8,831
3.125% due 07/12/2041		1,600	1,200
3.300% due 07/12/2051		4,600	3,180

Total Qatar (Cost $16,324)			13,211

ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	8,471
1.750% due 07/13/2030		12,500	11,320
2.000% due 01/28/2032		1,400	1,200
2.000% due 04/14/2033		1,700	1,370
2.124% due 07/16/2031		800	708
2.125% due 03/07/2028		14,800	15,194
2.625% due 12/02/2040		7,700	5,042
2.750% due 04/14/2041		4,445	2,923
2.875% due 04/13/2042		17,900	11,735
3.750% due 02/07/2034		900	809
5.000% due 09/27/2026		7,300	8,104
5.125% due 09/24/2031		38,780	40,568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 03/10/2030	EUR	13,000	$14,170
5.500% due 09/18/2028		9,000	10,104
5.625% due 05/30/2037		13,500	13,335
6.250% due 09/10/2034		4,900	5,260
6.375% due 09/18/2033		17,200	18,980
6.625% due 09/27/2029		13,100	15,184

Total Romania (Cost $209,397)			184,477

SAUDI ARABIA 1.7%

CORPORATE BONDS & NOTES 0.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,200	1,051

SOVEREIGN ISSUES 1.7%

Saudi Government International Bond
3.250% due 10/22/2030		4,300	3,980
3.375% due 03/05/2032	EUR	18,700	19,977
3.750% due 03/05/2037		5,700	5,936
4.750% due 01/18/2028		$32,100	32,285
4.750% due 01/16/2030		51,500	51,517
4.875% due 07/18/2033		34,700	34,307
5.000% due 01/16/2034		35,500	35,281
5.000% due 01/18/2053		1,000	859
5.125% due 01/13/2028		44,400	44,960
5.375% due 01/13/2031		27,600	28,298

			257,400

Total Saudi Arabia (Cost $256,191)			258,451

SERBIA 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Mercury Projects Finance PLC
0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	25,700	28,608

Total Serbia (Cost $27,680)			28,608

SINGAPORE 0.6%

SOVEREIGN ISSUES 0.6%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	10,768	7,674
3.250% due 06/01/2054		110,329	90,519

Total Singapore (Cost $89,106)			98,193

SOUTH AFRICA 0.8%

SOVEREIGN ISSUES 0.8%

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	461,300	22,343
8.000% due 01/31/2030		1,044,300	54,585
8.875% due 02/28/2035		1,054,500	51,488

Total South Africa (Cost $137,198)			128,416

SOUTH KOREA 2.0%

SOVEREIGN ISSUES 2.0%

Korea Government International Bond
2.375% due 12/10/2028	KRW	165,593,510	111,280
2.625% due 06/10/2028		226,380,130	153,567
3.250% due 03/10/2053		33,566,010	25,774
4.250% due 12/10/2032		26,203,950	19,561

Total South Korea (Cost $358,669)			310,182

SPAIN 6.1%

CORPORATE BONDS & NOTES 0.1%

CaixaBank SA
6.208% due 01/18/2029 •		$9,700	10,063

14	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.0%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	3,500	$3,832

Spain Government International Bond
0.000% due 01/31/2028 (d)		125,050	126,771
1.450% due 10/31/2071		26,890	13,262
1.900% due 10/31/2052		6,450	4,507
2.400% due 05/31/2028		85,750	92,783
2.500% due 05/31/2027		48,200	52,452
2.700% due 01/31/2030		185,208	200,530
3.150% due 04/30/2035		181,240	192,418
3.450% due 07/30/2066		8,743	8,137
3.500% due 01/31/2041		16,800	17,480
3.550% due 10/31/2033		178,500	198,049
5.250% due 04/06/2029	GBP	900	1,186

			911,407

Total Spain (Cost $932,851)			921,470

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	15,000	9,108

Total Supranational (Cost $10,986)			9,108

SWITZERLAND 0.9%

CORPORATE BONDS & NOTES 0.9%

UBS AG
5.000% due 07/09/2027		$3,900	3,946

UBS Group AG
3.091% due 05/14/2032 •		4,800	4,274
3.869% due 01/12/2029 •		7,680	7,503
4.194% due 04/01/2031 •		17,800	17,166
4.282% due 01/09/2028		900	889
4.550% due 04/17/2026		2,600	2,602
5.428% due 02/08/2030 •		7,100	7,230
5.617% due 09/13/2030 •		11,500	11,809
5.699% due 02/08/2035 •		2,200	2,257
6.373% due 07/15/2026 •		16,200	16,265
6.442% due 08/11/2028 •		4,500	4,669
6.537% due 08/12/2033 •		61,000	65,382

Total Switzerland (Cost $138,754)			143,992

THAILAND 0.9%

SOVEREIGN ISSUES 0.9%

Thailand Government International Bond
2.500% due 11/17/2029	THB	4,301,080	131,062

Total Thailand (Cost $126,852)			131,062

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$47,100	45,977

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		6,600	6,840

Total United Arab Emirates (Cost $53,339)			52,817

UNITED KINGDOM 4.3%

CORPORATE BONDS & NOTES 2.1%

Barclays PLC
5.262% due 01/29/2034 ~	EUR	8,200	9,572
5.674% due 03/12/2028 •		$9,800	9,976
5.690% due 03/12/2030 •		18,000	18,459
6.490% due 09/13/2029 •		6,600	6,941

HSBC Holdings PLC
3.973% due 05/22/2030 •		5,000	4,814
4.041% due 03/13/2028 •		4,100	4,050
4.292% due 09/12/2026 •		11,000	10,976
4.583% due 06/19/2029 •		7,400	7,336

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.597% due 05/17/2028 •		$16,900	$17,182
5.940% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,558

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		12,300	12,360
5.721% due 06/05/2030 •		28,500	29,372

Nationwide Building Society
2.972% due 02/16/2028 •		13,800	13,366

NatWest Group PLC
4.892% due 05/18/2029 •		300	301
5.076% due 01/27/2030 •		5,732	5,770
5.516% due 09/30/2028 •		10,500	10,694
5.778% due 03/01/2035 •		51,000	52,058

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		33,409	23,562

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		18,200	18,033

Standard Chartered PLC
2.608% due 01/12/2028 •		11,100	10,696
6.187% due 07/06/2027 •		18,000	18,316
6.296% due 07/06/2034 •		5,400	5,690
6.750% due 02/08/2028 •		14,000	14,476

			313,558

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(i)	EUR	3,119	3,372

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

EuroMASTR PLC
4.778% due 06/15/2040 •	GBP	63	81

Eurosail PLC
2.741% due 12/15/2044 •	EUR	1,606	1,732
5.279% due 09/13/2045 •	GBP	519	665
5.529% due 06/13/2045 •		165	211

Great Hall Mortgages PLC
4.698% due 06/18/2039 ~		$6	6

Ludgate Funding PLC
2.838% due 01/01/2061 •	EUR	84	88

Mansard Mortgages PLC
5.228% due 12/15/2049 •	GBP	1,969	2,527

Mortimer BTL PLC
5.181% (SONIO/N + 0.700%) due 06/23/2053 ~		13,112	16,938

Newgate Funding PLC
2.918% due 12/01/2050 •	EUR	2,301	2,320
3.078% due 12/15/2050 •		3,132	3,365
3.728% due 12/15/2050 •		833	869
3.978% due 12/15/2050 •		1,366	1,400
4.778% due 12/15/2050 •	GBP	1,905	2,359
4.799% due 12/01/2050 •		29	37
5.578% due 12/15/2050 •		1,833	2,337
5.828% due 12/15/2050 •		1,033	1,298

Resloc U.K. PLC
4.738% due 12/15/2043 •		305	384
4.798% due 12/15/2043 •		526	650

RMAC Securities PLC
2.787% due 06/12/2044 •	EUR	59	61
4.730% due 06/12/2044 •	GBP	950	1,199
4.731% due 06/12/2044 •		$133	129
4.750% due 06/12/2044 •	GBP	2,579	3,253

Stratton Mortgage Funding PLC
5.358% due 06/28/2050 •		6,238	8,059

Towd Point Mortgage Funding
5.483% due 07/20/2053 •		19,714	25,532

Trinity Square PLC
5.470% due 07/15/2059 ~		21,873	28,315

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	5,097
5.431% due 12/21/2049 •		17,107	22,140
6.108% due 12/21/2049 •		6,230	8,072
6.608% due 12/21/2049 •		3,115	4,008
7.108% due 12/21/2049 •		1,780	2,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.608% due 12/21/2049 •	GBP	1,780	$2,260

			147,673

SOVEREIGN ISSUES 1.2%

United Kingdom Gilt
0.625% due 10/22/2050		38,900	18,465
1.250% due 07/31/2051		47,100	26,615
1.500% due 07/31/2053		29,830	17,511
1.750% due 01/22/2049		28,000	19,273
4.250% due 12/07/2040		40,600	47,983
4.375% due 07/31/2054		46,700	52,204

			182,051

Total United Kingdom (Cost $756,372)			646,654

UNITED STATES 76.8%

ASSET-BACKED SECURITIES 3.2%

ABFC Trust
4.695% due 01/25/2037 ~		$3,710	2,652

ACE Securities Corp. Home Equity Loan Trust
4.575% due 11/25/2036 •		3,759	1,547
5.020% due 02/25/2036 •		15,596	13,939

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.375% due 06/25/2029 •		159	161

AREIT Trust
6.561% due 06/17/2039 ~		8,960	8,978

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.868% due 02/25/2034 •		151	156

Asset-Backed Securities Corp. Home Equity Loan Trust
5.530% due 02/25/2035 •		2,443	2,457
5.784% due 04/15/2033 •		272	271

BDS Ltd.
6.117% due 03/19/2039 •		15,149	15,154

Bear Stearns Asset-Backed Securities Trust
5.235% due 10/27/2032 ~		7	7

Citigroup Mortgage Loan Trust
4.210% due 10/25/2037 þ		801	770
4.495% due 07/25/2045 •		179	124
4.695% due 03/25/2037 ~		1,447	1,296
4.735% due 12/25/2036 ~		5,988	2,176
4.755% due 12/25/2036 •		2,181	1,195
4.795% due 01/25/2037 ~		4,089	2,970
4.825% due 06/25/2037 •		1,199	1,195
4.885% due 08/25/2036 ~		13,046	12,773

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(d)		3,803	1,927
5.150% due 11/25/2054		12,125	12,161
5.350% due 11/25/2054		14,340	14,505
5.450% due 11/25/2054		3,682	3,720
5.750% due 11/25/2054		1,841	1,861
6.600% due 11/25/2054		2,379	2,402
8.750% due 11/25/2054		1,381	1,393

Countrywide Asset-Backed Certificates Trust
4.400% due 08/25/2035 •		232	216
4.520% due 12/25/2034 •		7,952	7,234
4.575% due 08/25/2037 ~		3,302	3,029
4.635% due 06/25/2047 ~		4,726	4,167
4.695% due 12/25/2036 •		823	756
4.715% due 05/25/2035 ~		1,406	1,372
4.715% due 06/25/2035 ~		5,100	4,625
4.895% due 04/25/2047 ~		11,197	10,016
4.915% due 03/25/2036 ~		790	714
5.115% due 12/25/2036 •		205	165
5.410% due 01/25/2036 ~		12,358	12,194
5.440% due 10/25/2035 ~		596	595

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •		12	11

Credit-Based Asset Servicing & Securitization LLC
4.955% due 03/25/2036 •		3,822	3,464

Credit-Based Asset Servicing & Securitization Trust
4.555% due 11/25/2036 ~		3	1

First Franklin Mortgage Loan Trust
5.335% due 03/25/2034 •		3,144	3,180

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	$3,832	$3,758

Fremont Home Loan Trust
4.735% due 10/25/2036 •	6,197	2,478
4.975% due 02/25/2036 •	7,522	6,797

GSAA Home Equity Trust
4.795% due 03/25/2036 •	5,911	1,920
5.995% due 03/25/2046 •	793	291

GSAMP Trust
4.695% due 12/25/2046 •	7,350	3,696
4.705% due 03/25/2047 •	1,166	959
Home Equity Asset Trust
5.035% due 11/25/2032 •	2	2

HSI Asset Securitization Corp. Trust
4.955% due 04/25/2037 •	6,160	3,172
5.050% due 01/25/2036 •	4,500	4,279

IndyMac Residential Asset Backed Trust
4.605% due 04/25/2037 •	3,366	2,374
4.675% due 04/25/2037 •	7,099	4,796

JP Morgan Mortgage Acquisition Corp.
4.655% due 08/25/2036 ~	39	29
4.705% due 07/25/2036 ~	2,220	2,003

Long Beach Mortgage Loan Trust
4.955% due 08/25/2045 ~	2,036	1,995
4.995% due 10/25/2034 ~	11	11

MASTR Asset-Backed Securities Trust
4.635% due 08/25/2036 •	6,102	2,064
4.735% due 03/25/2036 ~	557	331
4.735% due 10/25/2036 •	10,900	3,548
4.875% due 10/25/2036 •	3,243	1,056
5.170% due 10/25/2035 •	9,418	9,222

Merrill Lynch Mortgage Investors Trust
4.595% due 09/25/2037 •	21	4
4.675% due 02/25/2037 ~	42	12
5.155% due 05/25/2036 •	39	39

MF1 LLC
6.467% due 06/19/2037 ~	14,040	14,035

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 10/25/2036 •	581	518
4.575% due 05/25/2037 •	2,511	1,925
4.585% due 11/25/2036 •	8,352	4,714
4.635% due 05/25/2037 ~	27,024	15,450
4.915% due 06/25/2036 •	3,384	1,716

Morgan Stanley Home Equity Loan Trust
4.605% due 04/25/2037 •	8,908	4,612
4.665% due 04/25/2037 •	6,558	3,396
4.785% due 04/25/2037 •	944	489

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	1,287	267

Morgan Stanley Structured Trust
4.735% due 06/25/2037 ~	7,464	6,783

New Century Home Equity Loan Trust
5.560% due 10/25/2033 ~	3,882	3,873

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.870% due 03/25/2036 •	1,117	1,118
5.065% due 02/25/2036 ~	9,672	8,973

Nomura Resecuritization Trust
3.997% due 12/26/2037 ~	7,903	6,794

NovaStar Mortgage Funding Trust
4.695% due 03/25/2037 ~	13,757	8,932

Option One Mortgage Loan Trust
4.655% due 05/25/2037 •	1,732	1,043
4.715% due 02/25/2037 ~	11,626	5,482
5.215% due 02/25/2035 •	2,381	2,262

PRET LLC
4.843% due 09/25/2051 þ	16,899	16,837

Project Panama SPV LLC
7.870% due 12/23/2027 «•	15,804	15,823

RAAC Trust
4.935% due 02/25/2037 •	4,206	4,128

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,364
5.675% due 06/25/2037 þ	16,477	4,130
5.731% due 11/25/2036 þ	26,069	8,825

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products Trust
4.875% due 12/25/2035 ~		$1,431	$1,296
5.035% due 03/25/2036 •		584	577

Residential Asset Securities Corp. Trust
5.275% due 09/25/2034 ~		475	464

Saxon Asset Securities Trust
6.185% due 12/25/2037 ~		3,964	3,432

Securitized Asset-Backed Receivables LLC Trust
4.565% due 05/25/2037 ~		157	119
4.775% due 08/25/2036 •		1,130	368

SMB Private Education Loan Trust
3.940% due 02/16/2055		12,780	12,385
5.799% due 02/16/2055 ~		1,395	1,414

SoFi Consumer Loan Program Trust
1.000% due 04/25/2034 «(b)		5,725	6,931
4.710% due 04/25/2034 «		35,688	35,719
4.840% due 04/25/2034 «(b)		3,656	3,659
5.160% due 04/25/2034 «		2,843	2,845
5.460% due 04/25/2034 «		2,088	2,090

Soundview Home Loan Trust
4.555% due 11/25/2036 ~		32	9
4.840% due 12/25/2036 •		5,991	5,935
4.935% due 11/25/2036 •		7,117	6,711

Structured Asset Investment Loan Trust
5.385% due 07/25/2033 •		2,680	2,606

Structured Asset Securities Corp. Mortgage Loan Trust
4.595% due 03/25/2036 •		1,030	999
4.665% due 05/25/2047 ~		2,422	2,353
4.875% due 12/25/2036 •		19,167	17,668

WaMu Asset-Backed Certificates WaMu Trust
4.725% due 05/25/2037 •		3,794	3,353

Wells Fargo Home Equity Asset-Backed Securities Trust
4.780% due 01/25/2037 •		12,967	12,839

			482,626

CORPORATE BONDS & NOTES 6.0%

Bank of America Corp.
3.261% due 01/28/2031 ~	EUR	3,400	3,660
5.162% due 01/24/2031 ~		$49,300	49,991
5.202% due 04/25/2029 •		4,500	4,573
5.468% due 01/23/2035 •		11,000	11,165
5.511% due 01/24/2036 ~		21,600	21,991

Bayer U.S. Finance LLC
4.250% due 12/15/2025		10,300	10,255

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	12,200	12,994

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		$14,300	14,554

Broadcom, Inc.
2.450% due 02/15/2031		100	88

Charter Communications Operating LLC
3.750% due 02/15/2028		99	96
3.900% due 06/01/2052		6,400	4,141
3.950% due 06/30/2062		8,700	5,350

Citigroup, Inc.
4.542% due 09/19/2030 •		54,200	53,483
5.174% due 02/13/2030 •		20,900	21,176
5.449% due 06/11/2035 •		38,600	38,837

Credit Suisse AG AT1 Claim		16,825	2,019

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		3,800	3,305

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,833
2.900% due 02/16/2028		900	833
2.900% due 02/10/2029		7,500	6,713
3.375% due 11/13/2025		21,100	20,850

GA Global Funding Trust
2.250% due 01/06/2027		7,400	7,097
5.900% due 01/13/2035		10,500	10,655

Goldman Sachs Group, Inc.
3.500% due 01/23/2033 ~	EUR	10,500	11,236
5.016% due 10/23/2035 •		$32,850	31,954
5.330% due 07/23/2035 •		10,400	10,353
5.479% due 02/24/2028 •		2,600	2,622

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.536% due 01/28/2036 •		$29,900	$30,329
5.727% due 04/25/2030 •		15,000	15,478
6.484% due 10/24/2029 •		15,200	16,059

JPMorgan Chase & Co.
4.603% due 10/22/2030 •		15,000	14,905
4.995% due 07/22/2030 •		6,700	6,762
5.012% due 01/23/2030 •		42,000	42,476
6.087% due 10/23/2029 •		20,900	21,886

Las Vegas Sands Corp.
5.900% due 06/01/2027		13,900	14,128

Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	6,212

Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,508
3.106% due 03/19/2027 •	EUR	26,200	28,408
3.790% due 03/21/2030 •		21,900	24,175
3.955% due 03/21/2035 •		28,400	30,719
4.654% due 10/18/2030 •		$27,600	27,385
5.173% due 01/16/2030 •		40,100	40,639
5.320% due 07/19/2035 •		10,800	10,805
5.466% due 01/18/2035 •		7,700	7,794
6.407% due 11/01/2029 •		15,700	16,574

Organon & Co.
4.125% due 04/30/2028		3,700	3,461

Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	188
3.500% due 08/01/2050		500	333
3.950% due 12/01/2047		900	659
4.000% due 12/01/2046		800	592
4.250% due 03/15/2046		500	389
4.300% due 03/15/2045		600	470
4.400% due 03/01/2032		2,500	2,341
4.500% due 07/01/2040		300	255
4.550% due 07/01/2030		600	581
4.600% due 06/15/2043		1,100	908
4.750% due 02/15/2044		1,207	1,006
4.950% due 07/01/2050		100	84
5.700% due 03/01/2035		2,300	2,302

Philip Morris International, Inc.
4.875% due 02/13/2029		13,000	13,140

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		18,300	18,535

Wells Fargo & Co.
4.808% due 07/25/2028 •		7,500	7,525
4.897% due 07/25/2033 •		10,000	9,859
5.198% due 01/23/2030 •		16,100	16,373
5.211% due 12/03/2035 •		54,100	53,747
5.389% due 04/24/2034 •		20,200	20,346
5.499% due 01/23/2035 •(j)		15,000	15,209
6.303% due 10/23/2029 •		13,600	14,304

			901,673

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Charter Communications Operating LLC
6.560% due 12/15/2031		12,656	12,626

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		5,200	5,200

Project Hudson II
7.730% due 05/29/2026 «		7,500	7,601

			25,427

MUNICIPAL BONDS & NOTES 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		100	120

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.332% due 06/01/2027		5,000	4,763
2.532% due 06/01/2028		3,300	3,089
3.487% due 06/01/2036		7,700	6,381

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		8,342	8,459

			22,812

16	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%

ACRA Trust
5.608% due 10/25/2064 þ	$2,883	$2,880

Adjustable Rate Mortgage Trust
5.837% due 09/25/2035 ~	39	34

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~	118	102

Angel Oak Mortgage Trust
4.750% due 09/26/2067 þ	9,908	9,829

BAMLL Commercial Mortgage Securities Trust
3.110% due 04/25/2050 «	29,945	28,598
3.110% due 08/25/2052 «	10,000	8,640
5.484% due 09/15/2038 ~	15,200	14,500

Banc of America Funding Trust
2.371% due 03/20/2036 •	24	23
4.622% due 10/20/2046 ~	28	23
5.109% due 01/20/2047 ~	43	38
5.500% due 01/25/2036	11	11
6.000% due 03/25/2037	111	83
6.425% due 02/20/2036 •	256	243
6.629% due 11/20/2034 ~	115	112

Banc of America Mortgage Trust
4.900% due 04/25/2035 ~	50	49
5.432% due 06/25/2035 ~	48	42
5.708% due 09/25/2035 ~	9	8

BCAP LLC Trust
4.589% due 01/26/2047 •	112	110
5.250% due 02/26/2036 •	413	165
5.250% due 04/26/2037	683	381

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	27	25
5.852% due 02/25/2034 •	4	4
6.091% due 07/25/2034 ~	13	12
6.351% due 11/25/2034 •	1	1
6.368% due 10/25/2033 •	16	16
7.010% due 05/25/2034 ~	50	48
7.105% due 01/25/2035 •	56	58

Bear Stearns ALT-A Trust
4.259% due 08/25/2036 ~	559	377
4.346% due 11/25/2036 •	203	93
4.536% due 08/25/2036 •	865	405
4.770% due 08/25/2036 •	112	72
4.941% due 11/25/2035 ~	29	22
5.043% due 09/25/2035 •	1,427	828
5.449% due 01/25/2036 ~	56	53

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •	20	16

Chase Mortgage Finance Trust
5.310% due 07/25/2037 •	332	271
6.694% due 02/25/2037 ~	45	44

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.665% due 05/25/2036 •	269	255

CIM Trust
5.500% due 08/25/2064 ~	6,110	6,135

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	27	23

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 •	32,749	27,888
4.745% due 03/25/2037 ~	138	135
4.821% due 09/25/2037 •	254	235
5.607% due 07/25/2046 •	313	295
6.210% due 08/25/2035 •	5	5
7.410% due 05/25/2035 •	7	7

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.983% due 09/25/2035 •	683	613

COLT Mortgage Loan Trust
4.156% due 02/25/2067 ~	9,213	8,756

Countrywide Alternative Loan Trust
4.556% due 11/25/2035 ~	126	114
4.624% due 09/20/2046 ~	725	742
4.715% due 04/25/2047 ~	446	409
4.785% due 05/25/2037 ~	311	96
4.815% due 09/25/2046 •	232	225
4.825% due 02/25/2037 •	47	41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.835% due 09/25/2035 •	$98	$58
4.854% due 03/20/2046 ~	35	31
4.854% due 05/20/2046 •	316	278
4.854% due 07/20/2046 ~	226	190
4.855% due 07/25/2046 ~	22	20
4.885% due 09/25/2035 •	844	515
4.995% due 02/25/2037 •	131	111
5.000% due 11/25/2035	2,988	1,583
5.250% due 06/25/2035	61	46
5.885% due 11/25/2047 •	1,062	916
6.015% due 11/25/2047 ~	2,468	2,127
6.035% due 08/25/2035 •	120	113
6.135% due 11/25/2035 ~	130	113
6.250% due 08/25/2037	282	133
6.500% due 08/25/2032	2	2

Countrywide Home Loan Mortgage Pass-Through Trust
4.330% due 03/25/2037 •	76	65
4.353% due 09/20/2036 •	61	54
4.358% due 02/25/2047 ~	95	83
4.520% due 05/20/2036 •	149	138
4.630% due 04/20/2036 •	2,055	1,862
4.975% due 03/25/2035 ~	176	164
5.015% due 04/25/2035 •	210	200
5.075% due 03/25/2035 ~	193	179
5.095% due 02/25/2035 ~	5	5
5.160% due 11/25/2034 •	181	173
6.000% due 08/25/2037	986	455
7.210% due 02/20/2036 •	159	146

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	2,594	2,134
5.834% due 07/15/2038 •	4,800	4,337
6.421% due 10/25/2037 •	1,266	744

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.715% due 07/25/2047 ~	229	212
4.815% due 08/25/2047 ~	5,818	4,960
5.935% due 10/25/2047 ~	2,507	1,988

Downey Savings & Loan Association Mortgage Loan Trust
5.071% due 07/19/2045 •	3	0

Extended Stay America Trust
5.513% due 07/15/2038 ~	22,260	22,254

First Horizon Mortgage Pass-Through Trust
6.739% due 08/25/2035 •	44	31

GCAT Trust
3.000% due 04/25/2052 •	14,630	12,440

GreenPoint Mortgage Funding Trust
4.795% due 01/25/2037 •	250	227
4.855% due 04/25/2036 •	159	143
4.975% due 11/25/2045 ~	40	37

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.394% due 10/25/2033 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 •	5,508	4,514
2.500% due 04/25/2052 •	6,864	5,630
3.000% due 09/25/2052 •	32,632	27,829
3.750% due 10/25/2057	1,989	1,944
3.900% due 09/25/2061 þ	4,649	4,495

GSR Mortgage Loan Trust
4.286% due 05/25/2035 •	46	35
4.632% due 11/25/2035 •	81	71
4.665% due 05/25/2037 •	2,578	1,237
5.293% due 04/25/2035 •	9	8
5.328% due 09/25/2035 ~	64	61
5.880% due 03/25/2033 •	9	9
6.922% due 01/25/2035 •	54	51

HarborView Mortgage Loan Trust
4.811% due 09/19/2037 ~	362	313
4.911% due 03/19/2036 •	55	51
5.043% due 07/19/2035 •	54	41

HomeBanc Mortgage Trust
4.726% due 04/25/2037 •	371	335

Impac CMB Trust
5.155% due 10/25/2034 •	94	92
5.215% due 10/25/2034 •	30	30

IndyMac IMSC Mortgage Loan Trust
4.795% due 07/25/2047 •	1,341	883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDA Mortgage Loan Trust
3.802% due 08/25/2036 •	$257	$203
5.856% due 11/25/2035 •	46	48

IndyMac INDB Mortgage Loan Trust
5.035% due 11/25/2035 •	112	64

IndyMac INDX Mortgage Loan Trust
3.825% due 03/25/2036 •	3,047	2,194
4.110% due 09/25/2035 •	3,116	2,565
4.720% due 12/25/2034 ~	24	23
4.735% due 06/25/2037 •	268	95
4.815% due 09/25/2046 •	1,442	1,286
4.915% due 06/25/2037 •	239	221
4.935% due 02/25/2037 •	446	295

JP Morgan Alternative Loan Trust
4.915% due 10/25/2036 •	6,305	5,709
5.500% due 11/25/2036 ~	6	3
5.716% due 12/25/2035 ~	3,237	2,292

JP Morgan Mortgage Trust
3.000% due 03/25/2052 ~	51,928	44,350
3.000% due 05/25/2052 •	68,344	58,604
5.000% due 05/25/2052 ~	10,777	10,069
5.604% due 02/25/2036 •	161	109
5.676% due 11/25/2033 ~	18	17
5.688% due 09/25/2035 •	26	24
5.987% due 07/25/2035 ~	31	30
6.029% due 10/25/2035 •	2	2

Luminent Mortgage Trust
4.775% due 12/25/2036 •	797	724

Manhattan West Mortgage Trust
2.130% due 09/10/2039	23,200	21,640

MASTR Adjustable Rate Mortgages Trust
4.645% due 04/25/2046 •	565	510
5.035% due 05/25/2047 •	2	2

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •	370	36
6.000% due 03/25/2036	641	563

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.914% due 06/15/2030 ~	4	3
5.009% due 10/20/2029 ~	3	3

Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2036 •	150	147
4.935% due 11/25/2035 •	166	158
5.050% due 06/25/2035 •	53	52
6.293% due 02/25/2033 ~	19	17

MFA Trust
1.381% due 04/25/2065 •	5,064	4,872
1.947% due 04/25/2065 •	2,093	2,012

Morgan Stanley Capital Trust
5.603% due 12/15/2038 •	22,800	22,160

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	4,091	3,977

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	11,970	11,480
2.750% due 11/25/2059 •	11,197	10,696
6.864% due 10/25/2063 þ	11,874	12,014

New York Mortgage Trust
5.379% due 06/25/2069 •	3,096	3,087

OBX Trust
3.000% due 01/25/2052 •	30,525	26,032
5.949% due 02/25/2063 þ	6,633	6,650
6.120% due 11/25/2062 •	5,686	5,694

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.995% due 12/25/2035 ~	431	425

PMT Loan Trust
2.500% due 07/25/2051 •	10,169	8,363

PRPM LLC
4.000% due 11/25/2054 þ	3,865	3,738

Residential Accredit Loans, Inc. Trust
4.585% due 02/25/2047 ~	1,131	346
4.795% due 07/25/2036 ~	10,820	3,602
4.835% due 12/25/2046 •	426	355
4.855% due 04/25/2046 •	39	10
4.975% due 05/25/2046 •	149	123
5.544% due 10/25/2037 •	2,672	2,151

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/25/2036	$310	$251
6.250% due 02/25/2037	5,681	4,664

Residential Asset Securitization Trust
4.835% due 01/25/2046 ~	90	25
5.750% due 02/25/2036	3,585	2,552
6.500% due 08/25/2036	569	165

Residential Funding Mortgage Securities, Inc. Trust
5.874% due 09/25/2035 ~	129	83
6.500% due 03/25/2032	11	11

Sequoia Mortgage Trust
4.477% due 09/20/2046 •	1,112	633
7.415% due 04/20/2035 ~	13	13

Structured Adjustable Rate Mortgage Loan Trust
4.607% due 09/25/2036 •	289	197
4.811% due 08/25/2035 ~	143	124
6.415% due 04/25/2034 •	2	2
6.527% due 02/25/2034 •	21	21

Structured Asset Mortgage Investments Trust
4.815% due 06/25/2036 •	14	13
4.855% due 05/25/2036 •	202	144
4.875% due 05/25/2036 •	1,354	1,106
4.875% due 09/25/2047 •	1,366	1,218
4.955% due 05/25/2046 •	28	17
5.011% due 07/19/2034 •	2	2
5.035% due 08/25/2036 •	836	607
5.055% due 12/25/2035 ~	3	2
6.135% due 08/25/2047 ~	677	568

Structured Asset Securities Corp.
4.715% due 01/25/2036 ~	769	636

Structured Asset Securities Corp. Mortgage Loan Trust
4.725% due 10/25/2036 •	5,327	4,428

Thornburg Mortgage Securities Trust
5.685% due 06/25/2037 •	210	194
5.808% due 10/25/2043 •	19	17
5.939% due 06/25/2037 •	1,359	1,153
5.989% due 06/25/2037 •	3,259	2,784
5.989% due 06/25/2047 ~	174	168
5.989% due 06/25/2047 •	240	213
6.039% due 03/25/2037 ~	243	173

Towd Point Mortgage Trust
1.636% due 04/25/2060 •	12,724	11,510
2.710% due 01/25/2060 ~	9,196	8,787
2.900% due 10/25/2059 ~	38,053	36,325
4.416% due 10/27/2064 •	8,710	8,717
5.435% due 05/25/2058 ~	3,207	3,289

UWM Mortgage Trust
3.000% due 01/25/2052 ~	6,424	5,479

WaMu Mortgage Pass-Through Certificates Trust
4.174% due 12/25/2046 •	51	44
4.194% due 02/27/2034 ~	45	43
4.355% due 09/25/2036 •	1,133	960
4.483% due 04/25/2035 •	69	67
4.541% due 02/25/2037 •	2,090	1,861
4.720% due 12/25/2035 •	102	94
4.995% due 11/25/2045 •	1,380	1,307
5.005% due 10/25/2035 •	104	95
5.055% due 01/25/2045 ~	59	58
5.081% due 08/25/2046 •	583	528
5.175% due 11/25/2034 ~	204	196
5.615% due 06/25/2046 •	293	273
5.635% due 02/25/2046 ~	732	665
6.135% due 10/25/2046 •	436	407
6.188% due 06/25/2033 •	11	11

Washington Mutual Mortgage Pass-Through Certificates Trust
4.815% due 07/25/2046 •	2,161	1,823
5.405% due 04/25/2047 •	4,563	3,711
5.475% due 05/25/2047 •	10	13
5.575% due 07/25/2046 •	274	170

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039	18,800	17,815

		627,366

	SHARES
PREFERRED SECURITIES 0.1%

Farm Credit Bank of Texas
5.700% due 9/15/2025 •(g)	10,000,000	9,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 54.1%

Fannie Mae
3.000% due 03/01/2060	$9,124	$7,878
3.500% due 01/01/2059	16,952	15,188
4.586% due 03/25/2034 •	3	3
4.854% due 06/25/2036 •	127	126
4.954% due 10/25/2040 •	71	70
5.490% due 03/25/2055 •	18,659	18,692
5.500% due 03/25/2055 •	9,191	9,242
5.840% due 12/25/2054 •	34,531	34,886
5.885% due 06/01/2043 •	9	10
6.000% due 04/25/2043 - 07/25/2044	355	363
6.010% due 12/01/2034 •	25	25
6.585% due 04/01/2032 •	4	4
6.633% due 12/01/2030 •	2	2
7.041% due 11/01/2034 •	163	170
7.125% due 06/01/2035 •	63	64

Fannie Mae, TBA
3.000% due 06/01/2040	101,000	87,543

Freddie Mac
2.150% due 01/15/2038 •(a)	1,819	93
4.793% due 01/15/2038 •	1,819	1,796
4.943% due 10/15/2040 •	729	721
5.063% due 12/15/2037 •	79	79
5.280% due 11/25/2054 •	15,970	15,991
5.340% due 02/25/2055 •	10,388	10,440
5.490% due 03/25/2055 •	36,958	37,152
5.740% due 03/25/2055 •	12,463	12,550
5.835% due 10/25/2044 - 02/25/2045 •	576	529
6.000% due 12/01/2033	116	117
7.356% due 09/01/2035 •	4	4

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	132,271	117,297
3.500% due 11/20/2054 - 02/20/2055	577,680	529,817
4.625% due 07/20/2025 - 09/20/2026 •	1	1
4.750% due 12/20/2025 - 11/20/2030 •	1	0
4.875% due 04/20/2025 - 05/20/2030 •	29	28
5.000% due 08/20/2027 - 05/20/2030 •	12	12
5.344% due 12/20/2073 •	11,503	11,537
6.000% due 08/20/2034	1,949	1,978

Ginnie Mae, TBA
2.500% due 04/01/2055 - 05/01/2055	68,878	58,755
3.000% due 04/01/2055 - 05/01/2055	382,000	338,367
3.500% due 04/01/2055	92,040	84,224
6.500% due 04/01/2055	91,800	93,985

U.S. Small Business Administration
5.110% due 04/01/2025	1	1

Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	8,792	7,356
3.000% due 10/01/2049 - 06/01/2051	21,307	18,519
3.500% due 04/01/2027 - 07/01/2050	25,033	23,034
4.000% due 06/01/2038 - 08/01/2053	13,405	12,604
4.500% due 07/01/2052	1,947	1,868
5.500% due 06/01/2053 - 01/01/2055	137,726	137,727
6.000% due 12/01/2053 - 10/01/2054	795,770	809,362
6.500% due 08/01/2053 - 03/01/2054	291,975	301,592

Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2055	27,400	21,780
3.000% due 04/01/2055 - 05/01/2055	171,800	148,876
4.000% due 05/01/2055	79,700	74,155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/01/2055 - 05/01/2055	$1,720,900	$1,685,457
5.500% due 04/01/2055	119,600	119,460
6.000% due 04/01/2055 - 05/01/2055	448,792	455,623
6.500% due 04/01/2055 - 06/01/2055	2,800,871	2,884,383

		8,191,536

U.S. TREASURY OBLIGATIONS 8.9%

U.S. Treasury Bonds
1.875% due 02/15/2041 (n)	15,500	10,881
2.250% due 08/15/2049 (n)	39,750	25,651
2.375% due 11/15/2049 (n)	9,225	6,105
3.000% due 02/15/2048	34,100	26,003
3.000% due 08/15/2048 (n)	8,550	6,495
3.000% due 02/15/2049 (n)	375	284
3.375% due 11/15/2048 (n)	72,400	58,784
4.125% due 08/15/2044	87,750	82,238
4.500% due 11/15/2054 (j)	343,300	338,365
4.625% due 02/15/2055 (n)	213,900	215,370

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	13,648	13,662
0.125% due 10/15/2025 (l)	5,508	5,513
0.125% due 07/15/2031 (l)	54,510	50,072
0.125% due 01/15/2032 (l)	51,673	46,787
0.375% due 07/15/2025 (l)	28,393	28,443
0.500% due 01/15/2028 (l)	90,003	88,420
0.625% due 07/15/2032 (l)	35,089	32,770
1.125% due 01/15/2033 (l)(n)	102,092	97,846
2.375% due 01/15/2027 (l)	6,615	6,785
2.500% due 01/15/2029 (l)	37,204	38,891
3.875% due 04/15/2029 (l)	14,490	15,927

U.S. Treasury Notes
2.875% due 04/30/2025 (l)(n)	119,037	118,897
3.500% due 02/15/2033 (l)(n)	28,170	26,987
4.000% due 02/29/2028 (l)(n)	10,200	10,231

		1,351,407

Total United States (Cost $11,697,930)		11,612,813

SHORT-TERM INSTRUMENTS 0.2%

COMMERCIAL PAPER 0.1%

Broadcom, Inc.
4.560% due 04/03/2025	$600	600
4.560% due 04/08/2025	500	500
4.570% due 04/24/2025	1,200	1,196

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)	2,300	2,292

Harley-Davidson Financial Services, Inc.
4.920% due 04/22/2025	500	499

Jabil, Inc.
4.820% due 04/11/2025	300	300

Jones Lang LaSalle Finance BV
4.750% due 04/22/2025	550	548

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025	5,100	5,085

Marsh & McLennan Cos, Inc.
4.630% due 04/23/2025	1,700	1,695
4.630% due 04/24/2025	400	399

NXP BV
4.570% due 04/28/2025	5,200	5,181

		18,295

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (h)	480,162	480

18	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (d)(e)	NGN	3,500,000	$2,009

U.S. TREASURY BILLS 0.1%
4.299% due 04/17/2025 - 06/26/2025 (c)(d)(l)(n)		$16,020	15,921

Total Short-Term Instruments (Cost $36,695)			36,705

Total Investments in Securities (Cost $21,292,755)			20,721,118

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.9%

SHORT-TERM INSTRUMENTS 4.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%

PIMCO Short Asset Portfolio	74,611,298	$730,445

PIMCO Short-Term Floating NAV Portfolio III	1,125,802	10,958

Total Short-Term Instruments (Cost $752,587)		741,403

Total Investments in Affiliates (Cost $752,587)		741,403

Total Investments 141.7% (Cost $22,045,342)		$21,462,521

Financial Derivative Instruments (k)(m) (0.5)% (Cost or Premiums, net $21,390)		(78,924)

Other Assets and Liabilities, net (41.2)%		(6,233,408)

Net Assets 100.0%		$15,150,189

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Project Alpha Investindustrial	4.594%	02/27/2026	02/28/2025	$3,235	$3,372	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOO	4.410%	04/01/2025	04/02/2025			$(36,064)	$(36,064)
	4.430	03/31/2025	04/01/2025			(18,583)	(18,585)
BRC	4.300	12/20/2024	TBD	(2)		(8,785)	(8,892)
JPS	4.490	03/31/2025	04/03/2025			(223,435)	(223,463)
MEI	(1.000)	03/12/2025	04/07/2025		EUR	(1,050)	(1,134)

Total Reverse Repurchase Agreements							$(288,138)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (17.2)%
U.S. Government Agencies (17.2)%
Ginnie Mae, TBA	3.500%	04/01/2055	$48,820	$(44,293)	$(44,674)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2040	244,800	(220,345)	(221,283)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	1,473,550	(1,174,200)	(1,171,368)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	71,530	(59,124)	(59,484)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2055	90,000	(80,958)	(81,085)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2055	14,100	(13,465)	(13,476)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	275,000	(268,802)	(269,557)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	258,400	(257,782)	(257,854)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2055	15,172	(15,357)	(15,412)
Uniform Mortgage-Backed Security, TBA	6.000	05/01/2055	78,000	(78,878)	(79,144)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2055	385,591	(396,896)	(397,651)

Total Short Sales (17.2)%				$(2,610,100)	$(2,610,988)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOO	$0	$(54,649)	$0	$(54,649)	$18,431	$(36,218)
BRC	0	(8,892)	0	(8,892)	9,449	557
JPS	0	(223,463)	0	(223,463)	219,400	(4,063)
MEI	0	(1,134)	0	(1,134)	1,124	(10)

Total Borrowings and Other Financing Transactions	$0	$(288,138)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,134)	$0	$(8,892)	$(10,026)
U.S. Treasury Obligations	(18,585)	(223,463)	0	0	(242,048)

Total Borrowings	$(18,585)	$(224,597)	$0	$(8,892)	$(252,074)

Payable for reverse repurchase agreements(4)					$(252,074)

(j)	Securities with an aggregate market value of $248,404 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(75,047) at a weighted average interest rate of 4.408%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(36,064) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/25/2025	1,329	$1,329	$(364)	$(287)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	1,329	1,329	(430)	(501)

Total Written Options					$(794)	$(788)

20	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2025	12	$2,886	$(19)	$0	$0
Canada Government 10-Year Bond June Futures	06/2025	4,513	389,346	2,722	376	0
Euro-BTP June Futures	06/2025	9,444	1,200,090	(27,500)	3,166	(1,430)
Euro-Buxl 30-Year Bond June Futures	06/2025	212	27,339	(1,768)	289	0
Euro-Oat June Futures	06/2025	2,214	293,720	(6,235)	958	(407)
Euro-Schatz June Futures	06/2025	4,707	544,366	(562)	407	(127)
Long Gilt June Futures	06/2025	3,400	402,698	(2,498)	4,348	0
U.S. Treasury 2-Year Note June Futures	06/2025	1,683	348,670	1,906	0	(13)
U.S. Treasury 5-Year Note June Futures	06/2025	10,635	1,150,242	7,750	0	(333)
U.S. Treasury 10-Year Note June Futures	06/2025	1,551	172,500	596	24	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	6,820	778,333	4,399	639	0

				$(21,209)	$10,207	$(2,310)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond June Futures	06/2025	750	$(49,912)	$(88)	$0	$(151)
Australia Government 10-Year Bond June Futures	06/2025	10,383	(730,915)	(795)	0	(6,948)
Euro-BOBL June Futures	06/2025	5,860	(746,366)	5,407	190	(1,774)
Euro-Bund June Futures	06/2025	5,997	(835,405)	14,506	65	(3,177)
Japan Government 10-Year Bond June Futures	06/2025	1,174	(1,083,283)	(3,095)	0	(7,905)
Short Euro-BTP Italy Government Bond June Futures	06/2025	4,623	(537,326)	(623)	224	(393)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	752	(91,932)	1,272	0	(329)

				$16,584	$479	$(20,677)

Total Futures Contracts				$(4,625)	$10,686	$(22,987)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR 36,300	$213	$(9)	$204	$0	$(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.460	$ 2,100	157	(85)	72	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.589	3,100	271	(102)	169	0	(2)

						$641	$(196)	$445	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	189,100	$(1,053)	$528	$(525)	$2	$0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		949,000	(1,922)	1,752	(170)	0	(150)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	374,890	(8,202)	924	(7,278)	609	0
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035		237,200	(556)	1,071	515	695	0

						$(11,733)	$4,275	$(7,458)	$1,306	$(150)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	3,138,100	$68,062	$(7,670)	$60,392	$20	$(15)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		1,128,200	20,694	54	20,748	202	0

						$88,756	$(7,616)	$81,140	$222	$(15)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	390,900	$(909)	$(8,430)	$(9,339)	$511	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		977,400	3,030	(1,089)	1,941	1,897	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		1,049,457	(30,215)	(404)	(30,619)	5,054	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		65,700	4,413	193	4,606	0	(601)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		19,670	(2,572)	(296)	(2,868)	317	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	2,018,330	(59)	(48)	(107)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	86,610,000	118	(1,014)	(896)	562	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		31,770,000	(721)	(3,258)	(3,979)	723	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		29,934,240	(12,221)	(952)	(13,173)	856	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		58,150,000	(1,224)	(2,176)	(3,400)	2,024	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		4,050,000	(137)	(577)	(714)	171	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(813)	(7,091)	(7,904)	2,728	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		4,610,000	294	(1,040)	(746)	222	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		36,530,000	(2,990)	(3,782)	(6,772)	1,791	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,530,000	271	(142)	129	0	(127)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	951	11,444	0	(609)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		18,580,000	(8,786)	(6,109)	(14,895)	1,162	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		2,880,000	(5,140)	(905)	(6,045)	198	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		5,184,300	(6,410)	(1,907)	(8,317)	375	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		1,030,000	64	(102)	(38)	0	(89)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	144,200	215	(835)	(620)	0	(177)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		360,560	(234)	(5,428)	(5,662)	0	(882)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	4,240,180	(440)	3,192	2,752	540	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		1,791,490	(29)	(4,197)	(4,226)	0	(445)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$793,100	12,229	(3,982)	8,247	35	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		299,900	600	(779)	(179)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		220,800	(10)	669	659	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		370,300	1,800	769	2,569	25	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,563,320	7,680	(8,508)	(828)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		869,700	6,249	(1,184)	5,065	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,100	0	(7)	(7)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		208,100	0	(547)	(547)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	95	8,650	8,745	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		222,800	1,454	(1,968)	(514)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		1,034,970	20,968	(6,183)	14,785	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	(154)	1,044	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	302	302	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	659	659	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	765	765	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		180,100	0	(1,276)	(1,276)	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		135,400	0	(1,014)	(1,014)	0	(81)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.593	Annual	08/31/2029		90,100	0	53	53	0	(73)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.661	Annual	08/31/2029		140,000	0	(291)	(291)	0	(113)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.670	Annual	08/31/2029		129,800	0	(313)	(313)	0	(105)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029		157,100	0	(773)	(773)	0	(127)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		959,600	(13,608)	(3,836)	(17,444)	162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		689,730	32,092	(10,731)	21,361	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	59	(28)	31	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		290,400	(1,453)	2,880	1,427	0	(472)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		180,400	0	(1,303)	(1,303)	0	(298)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		357,100	(7,702)	(681)	(8,383)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	80	115	0	(126)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		47,100	0	(249)	(249)	0	(135)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		28,200	0	(174)	(174)	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		50,000	0	(359)	(359)	0	(143)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		392,350	10,886	(6,580)	4,306	0	(226)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	(19)	(255)	0	(226)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	252	207	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	153	129	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	100	83	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		10,700	(40)	353	313	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		3,800	(14)	194	180	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.815	Annual	11/15/2034		64,800	0	(386)	(386)	0	(199)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.848	Annual	11/15/2034		127,500	0	(1,092)	(1,092)	0	(393)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.852	Annual	11/15/2034		188,400	0	(1,671)	(1,671)	0	(581)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034		616,600	(17,121)	(1,371)	(18,492)	0	(408)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		21,400	(63)	(183)	(246)	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		821,890	55,638	(18,301)	37,337	0	(571)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		27,600	(81)	(298)	(379)	0	(90)

22	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.884%	Annual	03/25/2035		$11,800	$(34)	$(83)	$(117)	$0	$(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,600	10	35	45	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		101,570	33,628	4,522	38,150	0	(559)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.781	Annual	11/15/2053		15,800	0	75	75	0	(120)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.782	Annual	11/15/2053		22,100	0	102	102	0	(168)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	11/15/2053		19,200	0	61	61	0	(146)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.885	Annual	11/15/2053		29,400	0	(382)	(382)	0	(226)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.914	Annual	11/15/2053		20,800	0	(372)	(372)	0	(160)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		29,070	1,926	1,014	2,940	0	(206)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		61,200	(7,025)	5,018	(2,007)	0	(480)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		32,900	2,311	(180)	2,131	0	(243)
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	11/15/2054		46,700	0	(1,119)	(1,119)	0	(370)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		18,800	0	(498)	(498)	0	(149)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		41,000	0	(1,121)	(1,121)	0	(326)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		28,600	0	(809)	(809)	0	(227)
Receive	1-Day USD-SOFR Compounded-OIS	3.990	Annual	11/15/2054		44,800	0	(1,473)	(1,473)	0	(357)
Receive	1-Day USD-SOFR Compounded-OIS	3.996	Annual	11/15/2054		17,000	0	(577)	(577)	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		28,100	0	(1,530)	(1,530)	0	(227)
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		12,540	0	(692)	(692)	0	(101)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		2,220	0	(123)	(123)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		25,940	0	(1,498)	(1,498)	0	(210)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		10,000	0	61	61	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		7,900	0	38	38	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	02/15/2055		37,200	0	153	153	0	(291)
Receive	1-Day USD-SOFR Compounded-OIS	3.779	Annual	02/15/2055		14,200	0	53	53	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	3.798	Annual	02/15/2055		43,500	0	18	18	0	(341)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		30,600	0	(34)	(34)	0	(240)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		11,600	0	(128)	(128)	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		19,800	0	(239)	(239)	0	(157)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		32,600	0	154	154	0	(255)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		65,100	8,057	(1,724)	6,333	0	(475)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	1,630,700	(1,125)	(7,866)	(8,991)	4,121	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		113,500	(52)	(194)	(246)	583	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		40,600	236	173	409	223	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	4,274	473	79	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	1,125	116	21	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	895	(12)	28	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	16,945,250	(10,400)	3,207	(7,193)	0	(314)
Pay	3-Month KRW-KORIBOR	2.693	Quarterly	01/16/2027	KRW	198,668,900	146	28	174	116	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2027		185,995,170	477	(49)	428	122	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		54,330,150	(110)	19	(91)	135	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035		160,371,134	248	916	1,164	757	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	18,100	(387)	562	175	18	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		106,200	880	2,598	3,478	203	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	788,000	(18)	(652)	(670)	121	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	2,007	(1,946)	87	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		280,500	(4,299)	5,285	986	1,147	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		305,200	1,078	2,205	3,283	1,586	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	326	(695)	25	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	300	(17)	11	(6)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	5,986	2,448	8,434	237	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	646	(782)	12	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	1,103	(1,372)	20	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	914	(1,024)	19	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	1,398	(1,155)	31	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,218)	677	(541)	15	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		879,400	(5,935)	2,985	(2,950)	708	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,200	42	11	53	2	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		34,492	0	(595)	(595)	56	0
Pay	6-Month EUR-EURIBOR	1.929	Annual	10/11/2029		158,740	0	(1,734)	(1,734)	257	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		257,800	(40)	(2,158)	(2,198)	419	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		227,200	253	(976)	(723)	460	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,208,980	(32,478)	13,488	(18,990)	4,914	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(3,911)	1,284	(2,627)	0	(552)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		1,318,370	(57,094)	4,276	(52,818)	5,630	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	(8,657)	2,593	(6,064)	663	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	107	(1,862)	164	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	2,735	331	3,066	0	(29)
Receive(6)	6-Month EUR-EURIBOR	2.235	Annual	03/12/2055		15,100	0	240	240	0	(33)
Receive(6)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		74,200	16	929	945	0	(167)
Receive(6)	6-Month EUR-EURIBOR	2.275	Annual	03/12/2055		187,300	0	2,301	2,301	0	(422)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month EUR-EURIBOR	2.282%	Annual	03/12/2055	EUR	51,900	$0	$605	$605	$0	$(117)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		251,310	9,806	10,676	20,482	0	(1,980)
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	1,291,800	(2,644)	9,939	7,295	170	0
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		395,400	(28)	4,259	4,231	118	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	3,403	3,376	93	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	4,026	263	69	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		172,000	(261)	2,624	2,363	180	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,350)	2,654	(1,696)	66	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	8,876	(3,388)	209	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(5,595)	(3,794)	0	(236)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		12,400	103	(248)	(145)	0	(25)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		19,300	70	(452)	(382)	0	(40)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		162,200	(111)	(4,604)	(4,715)	0	(336)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(7,778)	(7,067)	0	(415)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(3,274)	(3,356)	0	(172)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		63,200	0	(838)	(838)	0	(132)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(5,491)	(4,345)	0	(204)
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(2,632)	(2,635)	0	(102)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		64,570	(1,403)	(2,540)	(3,943)	0	(147)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		7,600	0	(29)	(29)	0	(17)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		70,300	13	(1,312)	(1,299)	0	(163)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		28,000	(674)	(246)	(920)	0	(72)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	2,489	(969)	187	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	115	1,467	1,582	245	0

							$(54,561)	$(43,969)	$(98,530)	$43,821	$(20,095)

Total Swap Agreements							$23,103	$(47,506)	$(24,403)	$45,349	$(20,264)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10,686	$45,349	$56,035	$(788)	$(22,987)	$(20,420)	$(44,195)

(l)

Securities with an aggregate market value of $501,982 and cash of $8,225 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(156) for closed swap agreements is outstanding at period end.

24	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	4,546,347		$30,428	$117	$0
	04/2025		$45,198	JPY	6,818,544	262	0
	04/2025		50,396	SGD	67,374	0	(249)
	05/2025	CNH	300,710		$41,060	0	(440)
	05/2025	JPY	6,795,661		45,198	0	(262)
	05/2025	SGD	67,277		50,396	238	0
	05/2025		$154,704	CNH	1,120,254	64	(165)
	06/2025	CNH	755,489		$103,383	0	(1,141)
	06/2025		$23,848	CNH	172,097	0	(38)
	07/2025	CNH	557,495		$77,379	138	(30)
	08/2025		557,581		77,325	0	(132)

BOA	04/2025	CAD	16,300		11,308	0	(19)
	04/2025	GBP	15,635		19,865	0	(332)
	04/2025	IDR	26,055,329		1,575	10	0
	04/2025	KRW	4,060,250		2,769	13	0
	04/2025	SEK	6,985		656	0	(39)
	04/2025	SGD	2,559		1,901	0	(3)
	04/2025		$1,391	AUD	2,192	0	(21)
	04/2025		2,235	CNY	16,025	0	(3)
	04/2025		60	CZK	1,472	4	0
	04/2025		72,934	EUR	67,530	86	0
	04/2025		1,574	IDR	26,055,329	0	(9)
	04/2025		23,372	JPY	3,507,300	11	0
	04/2025		11,118	MYR	49,214	0	(7)
	04/2025		175	NOK	1,950	11	0
	05/2025	CNH	294,024		$40,168	0	(409)
	05/2025	HKD	39,918		5,138	2	0
	05/2025	IDR	35,067,392		2,105	4	0
	05/2025		$2,193	INR	188,392	6	0
	06/2025	CNH	934,634		$129,129	36	(216)
	06/2025	KRW	20,421		14	0	0
	06/2025		$6,289	CNH	45,435	0	(3)
	06/2025		3,363	KRW	4,904,780	0	(22)
	08/2025	CNH	49,372		$6,901	43	0
	08/2025	TWD	3,564		109	1	0

BPS	04/2025	AUD	7,339		4,625	39	0
	04/2025	BRL	249,406		44,466	861	(101)
	04/2025	CAD	1,625		1,137	7	0
	04/2025	CNY	37,740		5,258	54	0
	04/2025	GBP	16,249		20,908	0	(81)
	04/2025	IDR	392,874,658		23,701	110	0
	04/2025	ILS	14,903		4,063	54	0
	04/2025	JPY	88,134,457		582,192	1,721	(7,776)
	04/2025	NOK	10,878		1,036	2	0
	04/2025	SGD	6,189		4,651	44	0
	04/2025	TWD	2,341,270		71,335	833	0
	04/2025		$5,757	AUD	9,095	0	(74)
	04/2025		43,342	BRL	249,406	375	(11)
	04/2025		24,610	CNY	176,451	0	(89)
	04/2025		841	CZK	20,451	45	0
	04/2025		582,455	EUR	540,885	2,404	0
	04/2025		40,703	IDR	667,314,113	0	(646)
	04/2025		20,930	INR	1,817,647	312	0
	04/2025		31,345	JPY	4,681,165	35	(171)
	04/2025		19,610	KRW	28,474,540	0	(276)
	04/2025		27,840	SGD	37,301	0	(77)
	04/2025		1,000	TRY	38,356	0	(13)
	04/2025		43,244	TWD	1,416,276	0	(594)
	04/2025	ZAR	153,717		$8,404	29	0
	05/2025	CNH	1,052,956		144,898	34	(452)
	05/2025	EUR	540,885		583,405	0	(2,401)
	05/2025	IDR	106,273,357		6,388	19	0
	05/2025	JPY	2,425,311		16,189	0	(35)
	05/2025	SGD	37,241		27,840	75	0
	05/2025	TRY	1,316		34	1	0
	05/2025		$1,137	CAD	1,623	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$6,261	CNY	44,911	$0	$(5)
	05/2025		15,814	EUR	14,656	59	0
	05/2025		22,233	GBP	17,178	0	(45)
	05/2025		18,327	IDR	304,176,887	0	(96)
	05/2025		19,734	INR	1,692,851	23	0
	05/2025		1,036	NOK	10,878	0	(2)
	06/2025	CNH	542,498		$74,260	0	(796)
	06/2025	KRW	8,337,142		5,852	175	0
	06/2025	PLN	4,596		1,190	6	0
	06/2025		$35,577	CNH	258,670	210	0
	06/2025		43,292	PLN	168,351	308	(249)
	07/2025	TWD	676,400		$20,816	326	0
	08/2025		562,410		17,255	172	0
	10/2025	BRL	389,800		64,158	0	(1,232)
	04/2026	DKK	850,975		121,576	0	(4,610)
	05/2029	KWD	10,107		34,746	620	0
	07/2029		1,468		5,051	88	0

BRC	04/2025	INR	58,660		670	0	(16)
	04/2025	JPY	4,948,000		33,795	736	0
	04/2025	MYR	896,069		202,421	101	0
	04/2025		$2,870	AUD	4,564	0	(19)
	04/2025		23,123	EUR	21,278	0	(115)
	04/2025		10,997	GBP	8,504	0	(12)
	04/2025		7,866	IDR	128,764,034	0	(143)
	04/2025		2,444	ILS	8,962	0	(33)
	04/2025		684	INR	58,592	2	0
	04/2025		1,615	NOK	18,003	96	0
	04/2025		4,372	SGD	5,846	0	(21)
	04/2025		6,451	TRY	247,681	0	(75)
	05/2025	BRL	45,669		$7,904	0	(50)
	05/2025	INR	58,758		684	0	(2)
	05/2025	JPY	5,320,000		36,380	720	0
	05/2025	TRY	463		12	0	0
	05/2025		$887	NOK	9,332	0	0
	05/2025		193	RON	934	10	0
	05/2025		80,029	TRY	3,149,780	0	(2,061)
	06/2025	KRW	15,677,112		$10,838	159	0
	06/2025		$4,686	PLN	18,151	0	(11)
	06/2025		67,297	TRY	2,661,928	0	(2,988)
	07/2025	PEN	10,553		$2,859	0	(5)
	01/2026	DKK	508,200		72,771	0	(2,205)

BSH	04/2025	PEN	12,609		3,372	0	(59)
	04/2025		$459,438	JPY	68,998,391	582	0
	05/2025	JPY	68,766,007		$459,438	0	(578)
	05/2025	PEN	50,104		13,230	0	(395)
	06/2025		$8,332	PEN	30,749	21	0
	06/2025		5,802	PLN	22,333	0	(52)
	07/2025	PEN	21,654		$5,772	0	(105)

CBK	04/2025	AUD	13,652		8,586	55	0
	04/2025	CHF	2,977		3,386	21	0
	04/2025	CNY	288,387		40,174	272	0
	04/2025	DKK	47,269		6,653	0	(198)
	04/2025	EUR	207,832		224,212	0	(517)
	04/2025	IDR	414,957,804		25,015	97	0
	04/2025	ILS	48,165		13,214	256	0
	04/2025	INR	1,807,325		20,803	1	(311)
	04/2025	PEN	9,274		2,493	0	(31)
	04/2025	SEK	7,055		699	0	(3)
	04/2025	TWD	2,957,908		90,279	1,200	0
	04/2025		$1,344	AUD	2,131	0	(12)
	04/2025		430,993	CAD	614,055	16	(4,280)
	04/2025		105,667	CNY	757,880	9	(462)
	04/2025		31,814	EUR	29,276	3	(160)
	04/2025		18,601	GBP	14,346	0	(70)
	04/2025		34,111	IDR	559,191,961	0	(542)
	04/2025		7,552	INR	647,458	9	0
	04/2025		1,144	KRW	1,673,447	0	(7)
	04/2025		452	NZD	788	0	(4)
	04/2025		8,055	PEN	29,195	0	(108)
	04/2025		92,839	TWD	3,042,788	0	(1,208)

26	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CAD	602,289		$423,444	$4,277	$0
	05/2025	IDR	123,969,060		7,463	34	0
	05/2025	NZD	788		452	4	0
	05/2025	PEN	44,372		11,721	0	(345)
	05/2025		$33,109	CNY	237,571	3	(20)
	05/2025		18,263	IDR	303,420,851	0	(77)
	05/2025		27	THB	893	0	0
	06/2025	CNH	65,660		$9,060	0	(24)
	06/2025	KRW	356,891,066		248,633	5,567	0
	06/2025		$2,519	CLP	2,363,400	0	(32)
	06/2025		6,486	CNH	46,821	0	(8)
	06/2025		24,906	KRW	36,370,373	0	(132)
	06/2025		680	NGN	1,115,200	25	0
	06/2025		959	PEN	3,526	0	(1)
	07/2025	TWD	1,177,505		$36,193	523	0
	08/2025	PEN	32,204		8,547	0	(191)
	08/2025	TWD	1,306,163		40,083	408	0
	08/2025		$1,190	EGP	65,510	25	0
	09/2025	PEN	52,131		$14,187	52	0
	09/2025		$5,580	KZT	2,876,490	0	(140)
	12/2025	PEN	29,355		$8,055	116	0
	01/2026	JPY	2,190,000		16,134	1,110	0

DUB	04/2025	CHF	105,410		117,610	0	(1,538)
	04/2025	EUR	32,194		35,047	236	0
	04/2025	ILS	60,128		16,487	311	0
	04/2025	JPY	10,248,300		69,956	1,506	0
	04/2025	NZD	6,853		3,915	24	0
	04/2025	SGD	8,791		6,567	24	0
	04/2025		$237,798	AUD	377,158	0	(2,131)
	04/2025		1,251	CAD	1,799	0	0
	04/2025		1,901	CNY	13,605	0	(6)
	04/2025		7,322	DKK	50,730	31	0
	04/2025		9,289	EUR	8,855	286	0
	04/2025		73,082	GBP	57,817	1,603	0
	04/2025		15,044	IDR	249,805,865	0	(57)
	04/2025		3,394	INR	291,927	14	0
	04/2025		25,750	SGD	34,479	0	(87)
	05/2025	AUD	377,158		$237,853	2,128	0
	05/2025	DKK	50,636		7,322	0	(31)
	05/2025	IDR	15,339,596		923	3	0
	05/2025	SGD	34,429		25,750	81	0
	06/2025	KRW	215,676,450		150,313	3,432	0
	06/2025		$1,650	EGP	87,367	22	0
	06/2025		445	NGN	709,376	4	0
	08/2025		169,598	CNH	1,217,215	0	(508)
	08/2025		1,410	EGP	77,691	31	0
	09/2025		9,030	KZT	4,686,358	0	(167)
	12/2025		7,642		4,062,117	0	(161)

FAR	04/2025	AUD	635,978		$397,513	1,372	(1,250)
	04/2025	DKK	75,087		10,584	0	(299)
	04/2025	EUR	2,262,315		2,376,194	0	(70,047)
	04/2025	ILS	52,085		14,347	334	0
	04/2025	JPY	37,378,696		250,503	1,295	0
	04/2025		$211,304	AUD	335,830	0	(1,461)
	04/2025		282	CHF	253	4	0
	04/2025		19,661	CNY	140,801	0	(52)
	04/2025		743	HUF	273,972	0	(8)
	04/2025		327,893	JPY	49,364,298	1,224	0
	04/2025		20	NOK	227	1	0
	04/2025		1,080	TWD	35,393	0	(14)
	04/2025	ZAR	1,390		$76	0	0
	05/2025	AUD	335,830		211,353	1,458	0
	05/2025	JPY	49,197,991		327,893	0	(1,221)
	05/2025		$39,462	CNH	284,682	0	(174)
	05/2025		108,722	JPY	16,141,000	0	(540)
	06/2025		87,896	BRL	517,288	1,603	0
	06/2025		12,352	PLN	47,841	0	(30)
	07/2025	CNH	283,593		$39,462	155	0

GLM	04/2025	BRL	1,134,471		201,086	2,866	(585)
	04/2025	CAD	7,976		5,556	14	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	IDR	181,000,793		$10,900	$42	$0
	04/2025	KRW	6,272,429		4,274	16	0
	04/2025	PEN	25,144		6,688	0	(155)
	04/2025	SGD	4,309		3,200	0	(7)
	04/2025	TWD	21,214		641	2	0
	04/2025		$194,961	BRL	1,134,471	3,844	0
	04/2025		1,550	EGP	79,825	26	0
	04/2025		17,653	IDR	290,682,616	0	(216)
	04/2025		234,780	JPY	34,963,000	0	(1,182)
	04/2025		1,559	KRW	2,280,100	0	(10)
	04/2025		8,055	TRY	318,288	92	0
	04/2025	ZAR	83,584		$4,581	27	0
	05/2025	CNH	285,893		39,035	0	(420)
	05/2025	IDR	59,567,909		3,572	2	0
	05/2025		$17,704	CNH	127,097	0	(155)
	05/2025		2,311	EGP	121,767	40	0
	05/2025		10,900	IDR	181,164,299	0	(42)
	05/2025		371	NGN	583,746	3	0
	06/2025	CNH	43,772		$5,998	0	(58)
	06/2025	JPY	3,390,000		22,610	0	(192)
	06/2025		$12,895	CNH	93,034	8	(31)
	06/2025		3,080	EGP	163,887	48	0
	06/2025		11,144	KRW	16,277,051	0	(57)
	06/2025		865	PLN	3,341	0	(5)
	07/2025	PEN	34,479		$9,261	0	(98)
	07/2025	TWD	121,718		3,742	55	0
	07/2025		$277	TWD	9,016	0	(4)
	08/2025		2,570	EGP	141,735	59	0
	08/2025		641	TWD	21,049	0	(2)
	09/2025		3,741	KZT	1,951,983	0	(46)
	10/2025	BRL	1,009,400		$164,972	0	(4,358)
	01/2026	JPY	6,410,000		47,619	3,646	0

IND	04/2025		$130,509	CHF	115,090	0	(420)
	04/2025		14,168	DKK	97,992	34	0
	05/2025	CHF	114,815		$130,664	419	0
	05/2025	DKK	97,810		14,168	0	(34)

JPM	04/2025	AUD	25,371		15,992	138	0
	04/2025	BRL	360,071		62,479	21	(642)
	04/2025	EUR	46,328		48,727	0	(1,367)
	04/2025	IDR	34,915,585		2,112	16	0
	04/2025	ILS	45,436		12,502	278	0
	04/2025	INR	1,240,797		14,219	0	(270)
	04/2025	JPY	37,451,883		251,247	1,551	0
	04/2025	SGD	9,415		7,050	42	0
	04/2025	TWD	402,901		12,287	153	0
	04/2025		$2,051	AUD	3,241	0	(26)
	04/2025		62,706	BRL	360,071	393	0
	04/2025		56,228	CAD	80,518	0	(273)
	04/2025		6,653	CNY	47,615	0	(22)
	04/2025		2,360	EGP	123,027	42	0
	04/2025		1,465	EUR	1,357	2	0
	04/2025		1,344	GBP	1,034	0	(8)
	04/2025		4,111	IDR	67,556,158	0	(58)
	04/2025		5,478	INR	472,959	45	0
	04/2025		106,455	JPY	16,055,349	587	0
	04/2025		1,144	KRW	1,672,710	0	(7)
	04/2025		29,667	TWD	972,064	0	(393)
	05/2025	CNH	419,339		$57,678	135	(337)
	05/2025	IDR	40,081,878		2,414	12	0
	05/2025	JPY	14,287,283		94,993	0	(583)
	05/2025		$144,971	CNH	1,050,877	187	(129)
	05/2025		3,732	CNY	26,656	0	(19)
	05/2025		2,370	DKK	16,300	0	(3)
	05/2025		2,840	EGP	150,264	54	0
	05/2025		1,220	NGN	1,899,540	0	(2)
	05/2025		37,750	TRY	1,581,569	2,289	(570)
	06/2025	CNH	192,390		$26,359	0	(258)
	06/2025	MXN	100,069		4,849	9	0
	06/2025	THB	6,723,240		195,578	0	(3,682)
	06/2025		$56,857	BRL	332,078	598	0

28	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$2,690	NGN	4,314,760	$32	$0
	06/2025		39,857	PLN	154,443	89	(178)
	07/2025	CNH	537,299		$74,447	46	(72)
	07/2025	TWD	684,652		21,054	314	0
	07/2025		$4,216	BRL	24,669	23	0
	08/2025	CNH	508,758		$70,524	24	(175)
	08/2025	TWD	682,496		20,943	213	0

MBC	04/2025	AUD	70,830		44,494	236	0
	04/2025	CHF	7,093		8,013	0	(5)
	04/2025	DKK	266,800		39,431	762	0
	04/2025	EGP	118,503		2,343	0	(1)
	04/2025	EUR	112,043		120,631	653	(1,173)
	04/2025	SEK	8,850		885	4	0
	04/2025	SGD	80,126		59,979	342	0
	04/2025	TWD	584,017		18,053	465	0
	04/2025		$9,608	AUD	15,272	8	(73)
	04/2025		639,700	CAD	915,390	0	(3,562)
	04/2025		392	DKK	2,702	0	(1)
	04/2025		3,770	EGP	193,547	55	0
	04/2025		74,622	EUR	69,723	810	(40)
	04/2025		63,701	GBP	49,364	182	(116)
	04/2025		6,914	INR	599,830	94	0
	04/2025		10,168	JPY	1,514,000	0	(74)
	04/2025		19,529	TWD	641,537	0	(208)
	04/2025	ZAR	182,499		$9,984	41	0
	05/2025	CAD	882,181		617,461	3,502	0
	05/2025	CNH	497,892		68,641	27	(98)
	05/2025	DKK	2,697		392	1	0
	05/2025	IDR	23,898,252		1,438	5	0
	05/2025	JPY	24,274,289		160,685	26	(2,025)
	05/2025		$168,625	CNH	1,215,501	94	(951)
	05/2025		68,730	THB	2,308,632	0	(453)
	06/2025	KRW	51,726,695		$35,951	717	0
	06/2025		$3,730	EGP	197,218	51	0
	06/2025		16,512	PLN	63,731	0	(106)
	07/2025	CNH	257,583		$35,743	41	0
	07/2025	TWD	329,344		10,105	129	0
	08/2025	CNH	684,357		94,665	0	(402)
	08/2025	TWD	308,322		9,423	58	0
	08/2025		$61,262	CNH	439,415	0	(221)
	08/2025		1,410	EGP	77,649	30	0

MYI	04/2025	BRL	18,101		$3,152	0	(20)
	04/2025	CAD	1,587,311		1,107,836	4,755	0
	04/2025	CNY	127,092		17,702	165	0
	04/2025	DKK	29,073		4,059	0	(154)
	04/2025	GBP	383,930		486,477	0	(9,464)
	04/2025	ILS	51		14	0	0
	04/2025	SGD	33,595		25,099	95	0
	04/2025		$2,320	AUD	3,687	0	(16)
	04/2025		3,107	BRL	18,102	65	0
	04/2025		16,798	CNY	120,411	0	(121)
	04/2025		91,987	DKK	659,560	3,606	0
	04/2025		2,071,843	EUR	1,920,863	5,186	0
	04/2025		4,547	TWD	148,665	0	(70)
	04/2025	ZAR	629,117		$34,414	139	0
	05/2025	EUR	1,920,863		2,075,203	0	(5,188)
	05/2025	IDR	22,427,588		1,348	3	0
	05/2025		$25,453	CNY	182,536	7	(34)
	05/2025		208	NGN	326,750	2	0
	06/2025	CNH	38,057		$5,248	0	(17)
	06/2025		$3,655	PLN	14,498	79	0
	09/2025	CAD	44,610		$31,369	131	0
	09/2025		$1,109	KZT	574,708	0	(22)
	10/2025	BRL	266,800		$43,570	0	(1,186)
	12/2025	CZK	180,845	EUR	7,167	0	(18)
	01/2026	DKK	605,580		$86,895	0	(2,449)
	04/2026		715,460		102,253	0	(3,838)

NGF	06/2025	KRW	126,840,932		89,021	2,650	0

RYL	04/2025	JPY	2,034,300		13,849	286	0
	04/2025		$1,027	EUR	945	0	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	04/2025	BRL	96,848		$16,866	$0	$(106)
	04/2025	PEN	22,290		5,871	0	(193)
	04/2025	TWD	309,324		9,531	215	0
	04/2025		$16,569	BRL	96,848	402	0
	04/2025		34,595	CNY	248,080	0	(46)
	04/2025		1,820	EGP	94,931	33	0
	04/2025		9,806	IDR	160,431,008	0	(184)
	04/2025		42,050	JPY	6,328,989	146	0
	04/2025		1,144	KRW	1,670,931	0	(9)
	04/2025		3,477	NZD	6,065	0	(34)
	04/2025		5,652	TWD	185,960	0	(52)
	05/2025	CNH	414,548		$57,506	295	0
	05/2025	IDR	9,331,516		562	2	0
	05/2025	JPY	3,743,612		24,921	0	(123)
	05/2025	NZD	6,065		3,479	33	0
	05/2025	PEN	19,935		5,308	0	(112)
	05/2025		$36,675	JPY	5,430,000	0	(278)
	05/2025		7,155	NGN	11,272,513	84	(15)
	05/2025		11	SGD	15	0	0
	06/2025	BRL	98,076		$16,569	0	(399)
	06/2025	CNH	3,643		503	0	(1)
	06/2025	PEN	15,649		4,266	15	0
	06/2025		$2,540	EGP	134,455	39	0
	06/2025		2,600	NGN	4,178,300	41	0
	07/2025		1,630	EGP	88,199	31	0
	08/2025	CNH	62,453		$8,723	48	0
	08/2025	TWD	184,420		5,652	51	0

SOG	04/2025		$610	EGP	31,805	11	0
	06/2025		3,445		182,524	48	0

SSB	04/2025	BRL	284,469		$49,594	0	(257)
	04/2025	PEN	145,944		38,518	0	(1,191)
	04/2025		$11,002	BRL	63,450	117	0
	04/2025		1,012	CAD	1,454	0	(2)
	04/2025		370,100	GBP	286,192	0	(412)
	04/2025		159,676	JPY	24,247,000	2,484	(158)
	04/2025		17,375	PEN	63,470	0	(104)
	05/2025	CNH	697,537		$97,131	846	0
	05/2025	GBP	286,192		370,071	408	0
	05/2025		$49,497	JPY	7,329,000	0	(376)
	07/2025		49,594	BRL	290,048	254	0
	10/2025	PEN	63,703		$17,375	108	0
	01/2026	JPY	13,690,000		91,427	0	(2,487)

UAG	04/2025	IDR	53,063,364		3,199	12	0
	04/2025	JPY	32,501,976		218,451	1,756	0
	04/2025		$3,344	IDR	55,386,981	0	(18)
	05/2025		3,199		53,137,990	0	(14)
	06/2025		22,912	JPY	3,390,000	0	(110)
	06/2025		5,078	PLN	19,597	0	(30)
	09/2025		31,369	CAD	44,590	0	(145)
	12/2025	EUR	7,167	CZK	180,838	18	0

Total Forward Foreign Currency Contracts						$95,314	$(177,107)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	15,897	$109	$96
	Put - OTC USD versus CAD	$	1.385	09/05/2025	35,500	269	169

BPS	Put - OTC USD versus CAD		1.385	09/05/2025	3,000	23	14
	Call - OTC USD versus CNH	CNH	7.500	05/15/2025	25,500	152	9

MBC	Call - OTC USD versus CNH		7.500	05/13/2025	140,300	732	49

MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	17,000	101	106
	Put - OTC EUR versus CZK		24.700	12/16/2025	28,386	178	162
	Put - OTC USD versus CAD	$	1.385	09/05/2025	123,500	815	587

						$2,379	$1,192

30	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308%	05/14/2025	823,300	$642	$71
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930	06/23/2025	55,800	2,007	1,041

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	17,200	24	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	783,000	877	83

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/14/2025	52,300	40	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	13,100	481	348

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	55,200	1,654	655
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	67,500	2,303	1,169
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	12,600	524	334

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	919,900	1,177	113
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	60,000	67	6
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	111,000	575	19
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	11,600	435	201
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	4,000	166	106

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	400	1	0

							$10,973	$4,154

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	21,400	$1,620	$11,492

Total Purchased Options						$14,972	$16,838

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Put - OTC USD versus CAD	$	1.320	09/05/2025	123,500	$(75)	$(54)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	214,600	$(2,039)	$(287)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	8,700	(18)	(23)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	8,700	(18)	0
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(9,361)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	50,400	(484)	(152)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	9,400	(33)	(7)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	9,400	(33)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	30,900	(118)	(72)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	30,900	(118)	(16)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	30,900	(101)	(72)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	30,900	(101)	(142)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	212,400	(1,657)	(172)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	18,900	(189)	(24)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	240,400	(2,115)	(286)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	48,500	(533)	(153)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	17,300	(64)	(124)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	17,300	(64)	(25)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	44,700	(447)	(57)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	15,400	(169)	(48)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	51,200	(202)	(323)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	51,200	(202)	(61)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	9,800	(37)	(74)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	9,800	(37)	(17)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	18,900	(83)	(100)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	18,900	(83)	(14)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	11,600	(44)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	11,600	(44)	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530%	04/17/2025	31,300	$(117)	$(89)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	31,300	(118)	(35)

							$(10,888)	$(11,747)

Total Written Options							$(10,963)	$(11,801)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$	27,300	$(902)	$148	$0	$(754)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369		27,500	(908)	148	0	(760)

								$(1,810)	$296	$0	$(1,514)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)		Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
											Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%		$	7,820	$(189)	$208	$19	$0

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085			20,100	(487)	535	48	0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085			4,380	(106)	116	10	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		62,966	0	431	431	0

									$(782)	$1,290	$508	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$77,080,000	JPY	520,600	$1,070	$(184)	$886	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.462% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	148,196		22,600,000	(175)	(48)	0	(223)

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.459% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	4,914		750,000	(10)	(3)	0	(13)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	628,742		99,528,300	(8,057)	(58)	0	(8,115)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	97,012		14,416,000	32	(27)	5	0

MYC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.430% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	9,819		1,490,000	(18)	(19)	0	(37)

								$(7,158)	$(339)	$891	$(8,388)

32	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	5,714,400	$(2,045)	$(1,088)	$0	$(3,133)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	70,330	(51)	61	10	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		82,530	(228)	66	0	(162)

CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	2,775,200	0	(1,522)	0	(1,522)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	726,260	301	(192)	109	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		277,980	1,761	(2,391)	0	(630)

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		55,280	42	(145)	0	(103)

SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	647,000	299	(654)	0	(355)

								$79	$(5,865)	$119	$(5,905)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025	$229,500	$2,497	$(1,444)	$1,053	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	09/22/2025	149,400	1,540	(2,088)	0	(548)

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	09/22/2025	65,400	706	(930)	0	(224)

								$4,743	$(4,462)	$1,053	$(772)

Total Swap Agreements								$(4,928)	$(9,080)	$2,571	$(16,579)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$819	$0	$0	$819	$(2,457)	$0	$0	$(2,457)	$(1,638)	$1,544	$(94)
BOA	227	1,377	19	1,623	(1,083)	(287)	0	(1,370)	253	(310)	(57)
BPS	9,041	11,601	1,063	21,705	(19,839)	(9,384)	(3,295)	(32,518)	(10,813)	8,383	(2,430)
BRC	1,824	353	48	2,225	(7,756)	(463)	0	(8,219)	(5,994)	6,554	560
BSH	603	0	0	603	(1,189)	0	0	(1,189)	(586)	564	(22)
CBK	14,083	0	896	14,979	(8,883)	0	(1,745)	(10,628)	4,351	(2,446)	1,905
DUB	9,736	2,158	431	12,325	(4,686)	(635)	0	(5,321)	7,004	(6,370)	634
FAR	7,446	0	0	7,446	(75,096)	(149)	0	(75,245)	(67,799)	75,398	7,599
GLM	10,790	445	0	11,235	(7,623)	(580)	(13)	(8,216)	3,019	(4,250)	(1,231)
GST	0	0	114	114	0	0	(9,499)	(9,499)	(9,385)	1,126	(8,259)
IND	453	0	0	453	(454)	0	0	(454)	(1)	0	(1)
JPM	7,293	0	0	7,293	(9,074)	0	(651)	(9,725)	(2,432)	2,475	43
MBC	8,333	49	0	8,382	(9,509)	0	0	(9,509)	(1,127)	1,443	316
MYC	0	0	0	0	0	(125)	(1,021)	(1,146)	(1,146)	887	(259)
MYI	14,233	855	0	15,088	(22,597)	(54)	0	(22,651)	(7,563)	16,639	9,076
NGF	2,650	0	0	2,650	0	(124)	0	(124)	2,526	(1,760)	766
RYL	286	0	0	286	(5)	0	0	(5)	281	(260)	21
SCX	1,435	0	0	1,435	(1,552)	0	(355)	(1,907)	(472)	525	53
SOG	59	0	0	59	0	0	0	0	59	(60)	(1)
SSB	4,217	0	0	4,217	(4,987)	0	0	(4,987)	(770)	932	162
UAG	1,786	0	0	1,786	(317)	0	0	(317)	1,469	(1,500)	(31)

Total Over the Counter	$95,314	$16,838	$2,571	$114,723	$(177,107)	$(11,801)	$(16,579)	$(205,487)

(n)

Securities with an aggregate market value of $116,470 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10,686	$10,686
Swap Agreements	0	1,528	0	0	43,821	45,349

	$0	$1,528	$0	$0	$54,507	$56,035

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$95,314	$0	$95,314
Purchased Options	0	0	0	1,192	15,646	16,838
Swap Agreements	0	508	0	891	1,172	2,571

	$0	$508	$0	$97,397	$16,818	$114,723

	$0	$2,036	$0	$97,397	$71,325	$170,758

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$788	$788
Futures	0	0	0	0	22,987	22,987
Swap Agreements	0	325	0	0	20,095	20,420

	$0	$325	$0	$0	$43,870	$44,195

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$177,107	$0	$177,107
Written Options	0	0	0	54	11,747	11,801
Swap Agreements	0	1,514	0	8,388	6,677	16,579

	$0	$1,514	$0	$185,549	$18,424	$205,487

	$0	$1,839	$0	$185,549	$62,294	$249,682

34	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statement of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,864	$2,864
Futures	0	0	0	0	95,011	95,011
Swap Agreements	0	4,452	0	0	(48,792)	(44,340)

	$0	$4,452	$0	$0	$49,083	$53,535

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$275,726	$0	$275,726
Purchased Options	0	0	0	3,287	198	3,485
Written Options	0	0	0	2,955	13,298	16,253
Swap Agreements	0	(132)	0	30,468	895	31,231

	$0	$(132)	$0	$312,436	$14,391	$326,695

	$0	$4,320	$0	$312,436	$63,474	$380,230

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(163)	$(163)
Futures	0	0	0	0	5,871	5,871
Swap Agreements	0	(2,798)	0	0	(175,281)	(178,079)

	$0	$(2,798)	$0	$0	$(169,573)	$(172,371)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(203,855)	$0	$(203,855)
Purchased Options	0	0	0	(1,186)	(3,424)	(4,610)
Written Options	0	0	0	21	2,944	2,965
Swap Agreements	0	465	0	(1,406)	(4,771)	(5,712)

	$0	$465	$0	$(206,426)	$(5,251)	$(211,212)

	$0	$(2,333)	$0	$(206,426)	$(174,824)	$(383,583)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,723	$0	$3,723
Australia
Corporate Bonds & Notes	0	33,557	0	33,557
Sovereign Issues	0	316,848	0	316,848
Belgium
Corporate Bonds & Notes	0	8,221	0	8,221
Bermuda
Asset-Backed Securities	0	15,191	0	15,191
Brazil
Sovereign Issues	0	274,643	0	274,643
Canada
Corporate Bonds & Notes	0	96,578	0	96,578
Non-Agency Mortgage-Backed Securities	0	17,725	0	17,725
Sovereign Issues	0	910,088	0	910,088
Cayman Islands
Asset-Backed Securities	0	342,719	0	342,719
Asset-Backed Securities	0	0	0	0
Corporate Bonds & Notes	0	9,218	0	9,218
Sovereign Issues	0	9,908	0	9,908
Chile
Sovereign Issues	0	14,422	0	14,422
China
Sovereign Issues	0	126,517	0	126,517
Denmark
Corporate Bonds & Notes	0	443,210	0	443,210
France
Corporate Bonds & Notes	0	118,122	0	118,122
Sovereign Issues	0	737,627	0	737,627

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Germany
Corporate Bonds & Notes	$0	$68,673	$0	$68,673
Sovereign Issues	0	47,181	0	47,181
Hungary
Sovereign Issues	0	32,045	0	32,045
Ireland
Asset-Backed Securities	0	334,466	32,226	366,692
Corporate Bonds & Notes	0	3,480	0	3,480
Loan Participations and Assignments	0	0	37,338	37,338
Israel
Sovereign Issues	0	154,167	0	154,167
Italy
Corporate Bonds & Notes	0	62,796	0	62,796
Sovereign Issues	0	41,248	0	41,248
Japan
Corporate Bonds & Notes	0	41,614	0	41,614
Sovereign Issues	0	1,218,919	0	1,218,919
Jersey, Channel Islands
Asset-Backed Securities	0	28,361	0	28,361
Luxembourg
Corporate Bonds & Notes	0	1,354	0	1,354
Loan Participations and Assignments	0	0	21,177	21,177
Malaysia
Corporate Bonds & Notes	0	9,400	0	9,400
Sovereign Issues	0	189,951	0	189,951
Mexico
Sovereign Issues	0	4,691	0	4,691
Netherlands
Corporate Bonds & Notes	0	100,439	0	100,439

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
New Zealand
Sovereign Issues	$0	$146	$0	$146
Nigeria
Loan Participations and Assignments	0	12,988	0	12,988
Norway
Sovereign Issues	0	12,449	0	12,449
Peru
Sovereign Issues	0	129,440	0	129,440
Poland
Sovereign Issues	0	82,093	0	82,093
Qatar
Corporate Bonds & Notes	0	13,211	0	13,211
Romania
Sovereign Issues	0	184,477	0	184,477
Saudi Arabia
Corporate Bonds & Notes	0	1,051	0	1,051
Sovereign Issues	0	257,400	0	257,400
Serbia
Loan Participations and Assignments	0	0	28,608	28,608
Singapore
Sovereign Issues	0	98,193	0	98,193
South Africa
Sovereign Issues	0	128,416	0	128,416
South Korea
Sovereign Issues	0	310,182	0	310,182
Spain
Corporate Bonds & Notes	0	10,063	0	10,063
Sovereign Issues	0	911,407	0	911,407
Supranational
Corporate Bonds & Notes	0	9,108	0	9,108
Switzerland
Corporate Bonds & Notes	0	143,992	0	143,992
Thailand
Sovereign Issues	0	131,062	0	131,062
United Arab Emirates
Corporate Bonds & Notes	0	52,817	0	52,817
United Kingdom
Corporate Bonds & Notes	0	313,558	0	313,558
Loan Participations and Assignments	0	0	3,372	3,372
Non-Agency Mortgage-Backed Securities	0	147,673	0	147,673
Sovereign Issues	0	182,051	0	182,051
United States
Asset-Backed Securities	0	413,632	68,994	482,626
Corporate Bonds & Notes	0	901,673	0	901,673
Loan Participations and Assignments	0	12,626	12,801	25,427

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Municipal Bonds & Notes	$0	$22,812	$0	$22,812
Non-Agency Mortgage-Backed Securities	0	590,128	37,238	627,366
Preferred Securities	0	9,966	0	9,966
U.S. Government Agencies	0	8,191,536	0	8,191,536
U.S. Treasury Obligations	0	1,351,407	0	1,351,407
Short-Term Instruments
Commercial Paper	0	18,295	0	18,295
Mutual Funds	0	480	0	480
Nigeria Treasury Bills	0	2,009	0	2,009
U.S. Treasury Bills	0	15,921	0	15,921

	$0	$20,479,364	$241,754	$20,721,118

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$741,403	$0	$0	$741,403

Total Investments	$741,403	$20,479,364	$241,754	$21,462,521

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	(2,610,988)	0	(2,610,988)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,023	46,012	0	56,035
Over the counter	0	114,292	431	114,723

	$10,023	$160,304	$431	$170,758

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22,312)	(21,727)	0	(44,039)
Over the counter	0	(205,487)	0	(205,487)

	$(22,312)	$(227,214)	$0	$(249,526)

Total Financial Derivative Instruments	$(12,289)	$(66,910)	$431	$(78,768)

Totals	$729,114	$17,801,464	$242,185	$18,772,765

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$21,714	$0	$(21,698)	$0	$(2)	$(14)	$0	$0	$0	$0
Ireland
Asset-Backed Securities	0	32,033	0	0	0	193	0	0	32,226	193
Loan Participations and Assignments	0	37,266	0	2	0	70	0	0	37,338	70
Jersey, Channel Islands
Corporate Bonds & Notes	3,780	0	(4,000)	202	0	18	0	0	0	0
Luxembourg
Loan Participations and Assignments	0	20,891	0	9	0	277	0	0	21,177	277
Serbia
Loan Participations and Assignments	28,132	0	0	0	0	476	0	0	28,608	476

36	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2025

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
United Kingdom
Loan Participations and Assignments	$0	$3,235	$0	$0	$0	$137	$0	$0	$3,372	$137
United States
Asset-Backed Securities	266	69,028	(57)	(6)	(273)	261	0	(225)	68,994	246
Loan Participations and Assignments	4,677	12,700	(6,270)	0	0	1,694	0	0	12,801	101
Non-Agency Mortgage-Backed Securities	1,111	37,163	(321)	26	(40)	204	0	(905)	37,238	143

Totals	$59,680	$212,316	$(32,346)	$233	$(315)	$3,316	$0	$(1,130)	$241,754	$1,643

Financial Derivative Instruments - Assets
Over the counter	$0	$224	$0	$0	$0	$207	$0	$0	$431	$207

Totals	$59,680	$212,540	$(32,346)	$233	$(315)	$3,523	$0	$(1,130)	$242,185	$1,850

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Ireland
Asset-Backed Securities	$5,951	Other Valuation Techniques(2)	—	—	—
	26,275	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	37,338	Recent Transaction	Purchase Price	99.800	—
Luxembourg
Loan Participations and Assignments	21,177	Discounted Cash Flow	Discount Rate	3.528	—
Serbia
Loan Participations and Assignments	28,608	Discounted Cash Flow	Discount Rate	6.028	—
United Kingdom
Loan Participations and Assignments	3,372	Recent Transaction	Purchase Price	100.000	—
United States
Asset-Backed Securities	17,750	Discounted Cash Flow	Discount Rate	7.110-17.000	8.002
	51,244	Proxy Pricing	Base Price	100.000-120.958	102.835
Loan Participations and Assignments	7,601	Discounted Cash Flow	Discount Rate	6.790	—
	5,200	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	37,238	Other Valuation Techniques(2)	—	—	—

Financial Derivative Instruments - Assets
Over the counter	$431	Indicative Market Quotation	Broker Quote	0.329	—

Total	$242,185

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

38	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2025

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Notes to Financial Statements	(Cont.)

Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the

Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance

40	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2025

measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Notes to Financial Statements	(Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to

42	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2025

the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S.

bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Notes to Financial Statements	(Cont.)

factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at

44	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2025

www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$689,618	$37,214	$1	$0	$3,612	$730,445	$37,530	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$275,207	$9,957,927	$(10,222,500)	$373	$(49)	$10,958	$21,532	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Notes to Financial Statements	(Cont.)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one

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class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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Notes to Financial Statements	(Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of

Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding

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borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements	(Cont.)

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality

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guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit

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Notes to Financial Statements	(Cont.)

instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

52	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or

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Notes to Financial Statements	(Cont.)

the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

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Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement

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Notes to Financial Statements	(Cont.)

governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments,

56	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2025

collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees

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Notes to Financial Statements	(Cont.)

of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or

iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the amount waived and/or reimbursed was $102,987.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

58	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2025

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$114,653,309	$112,341,354	$6,940,983	$4,253,076

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	298,421	$2,952,397	308,759	$2,954,714

I-2	140,644	1,393,024	131,386	1,259,522

I-3	11,733	116,068	11,140	107,316

Administrative Class	1,207	11,947	1,665	15,950

Class A	18,080	179,063	19,362	185,609

Class C	185	1,826	165	1,590

Class R	1,283	12,673	1,177	11,413
Issued as reinvestment of distributions

Institutional Class	50,165	497,094	28,295	271,886

I-2	5,578	55,279	3,059	29,384

I-3	1,054	10,444	430	4,148

Administrative Class	273	2,702	212	2,032

Class A	2,496	24,730	1,644	15,788

Class C	72	716	52	496

Class R	250	2,481	146	1,403
Cost of shares redeemed

Institutional Class	(323,515)	$(3,196,962)	(208,622)	$(2,000,834)

I-2	(101,993)	(1,009,287)	(116,295)	(1,110,860)

I-3	(7,845)	(77,646)	(4,098)	(39,291)

Administrative Class	(2,189)	(21,663)	(4,257)	(40,647)

Class A	(23,701)	(234,470)	(28,968)	(277,298)

Class C	(915)	(9,061)	(1,051)	(10,033)

Class R	(1,974)	(19,480)	(1,214)	(11,667)

Net increase (decrease) resulting from Fund share transactions	69,309	$691,875	142,987	$1,370,621

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, four persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 62% of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Notes to Financial Statements	(Cont.)

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$108,413	$0	$(840,783)	$(14,951)	$(177,912)	$0	$0	$(925,233)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$83,458	$94,454

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$19,576,877	$534,307	$(1,380,235)	$(845,928)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

60	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2025

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$689,465	$96,721	$0	$432,475	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO International Bond Fund (U.S. Dollar-Hedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO International Bond Fund (U.S. Dollar-Hedged) (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

62	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSS	Banco Santander S.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CBK	Citibank N.A.	MEI	Merrill Lynch International

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone

BRL	Brazilian Real	HUF	Hungarian Forint	NZD	New Zealand Dollar

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht

DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	THOR	Thai Overnight Baht Repurchase Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR

EUR001M	1 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Fund (U.S. Dollar-Hedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0377	$0.0000	$0.0000	$0.0377

November 2024	$0.0374	$0.0000	$0.0000	$0.0374

December 2024	$0.0398	$0.0000	$0.0000	$0.0398

January 2025	$0.0358	$0.0000	$0.0000	$0.0358

February 2025	$0.0327	$0.0000	$0.0000	$0.0327

March 2025	$0.0377	$0.0000	$0.0000	$0.0377

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0369	$0.0000	$0.0000	$0.0369

November 2024	$0.0365	$0.0000	$0.0000	$0.0365

December 2024	$0.0390	$0.0000	$0.0000	$0.0390

January 2025	$0.0350	$0.0000	$0.0000	$0.0350

February 2025	$0.0319	$0.0000	$0.0000	$0.0319

March 2025	$0.0369	$0.0000	$0.0000	$0.0369

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0364	$0.0000	$0.0000	$0.0364

November 2024	$0.0361	$0.0000	$0.0000	$0.0361

December 2024	$0.0386	$0.0000	$0.0000	$0.0386

January 2025	$0.0345	$0.0000	$0.0000	$0.0345

February 2025	$0.0315	$0.0000	$0.0000	$0.0315

March 2025	$0.0365	$0.0000	$0.0000	$0.0365

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0356	$0.0000	$0.0000	$0.0356

November 2024	$0.0353	$0.0000	$0.0000	$0.0353

December 2024	$0.0377	$0.0000	$0.0000	$0.0377

January 2025	$0.0337	$0.0000	$0.0000	$0.0337

February 2025	$0.0308	$0.0000	$0.0000	$0.0308

March 2025	$0.0357	$0.0000	$0.0000	$0.0357

64	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0343	$0.0000	$0.0000	$0.0343

November 2024	$0.0340	$0.0000	$0.0000	$0.0340

December 2024	$0.0364	$0.0000	$0.0000	$0.0364

January 2025	$0.0324	$0.0000	$0.0000	$0.0324

February 2025	$0.0296	$0.0000	$0.0000	$0.0296

March 2025	$0.0345	$0.0000	$0.0000	$0.0345

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0279	$0.0000	$0.0000	$0.0279

November 2024	$0.0277	$0.0000	$0.0000	$0.0277

December 2024	$0.0301	$0.0000	$0.0000	$0.0301

January 2025	$0.0259	$0.0000	$0.0000	$0.0259

February 2025	$0.0239	$0.0000	$0.0000	$0.0239

March 2025	$0.0287	$0.0000	$0.0000	$0.0287

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0322	$0.0000	$0.0000	$0.0322

November 2024	$0.0319	$0.0000	$0.0000	$0.0319

December 2024	$0.0343	$0.0000	$0.0000	$0.0343

January 2025	$0.0302	$0.0000	$0.0000	$0.0302

February 2025	$0.0277	$0.0000	$0.0000	$0.0277

March 2025	$0.0326	$0.0000	$0.0000	$0.0326

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.00%	0.00%	$683,519	$5,937

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

66	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

68	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0770FSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Private Account Portfolio Series

PIMCO ABS and Short-Term Investments Portfolio

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Municipal Portfolio

PIMCO Real Return Portfolio

PIMCO Sector Fund Series - AM

PIMCO Sector Fund Series - H

PIMCO Sector Fund Series - I

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government and Short-Term Investments Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

(1) Consolidated Schedule of Investments

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than portfolios or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s offering memorandum and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Portfolio’s compliance calculations, including those used in a Portfolio’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolios and their investments.

Certain instruments in which a Portfolio may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Portfolio or the financial instruments in which a Portfolio invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Portfolio’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolios and issuers in which they invest. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO ABS and Short-Term Investments Portfolio	10/31/00	Diversified
PIMCO EM Bond and Short-Term Investments Portfolio	04/03/98	Non-diversified
PIMCO High Yield and Short-Term Investments Portfolio	12/08/00	Diversified
PIMCO Investment Grade Credit Bond Portfolio	01/26/00	Diversified
PIMCO Long Duration Credit Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO Municipal Portfolio	08/21/00	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Portfolios	(Cont.)

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Sector Fund Series - AM	07/19/24	Non-diversified
PIMCO Sector Fund Series - H	02/22/24	Non-diversified
PIMCO Sector Fund Series - I	06/02/22	Non-diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s offering memorandum, the Trust’s offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes

4	PRIVATE ACCOUNT PORTFOLIO SERIES

investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

A supplement was filed on August 21, 2024 to provide notification of changes to the principal investment strategies of PIMCO Sector Fund Series - AM. As of September 20, 2024, the first sentence in the first paragraph of the the principal investment strategies of PIMCO Sector Fund Series - AM was deleted and replaced with the following: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ABS and Short-Term Investments Portfolio

03/31/2025	$11.65	$0.68	$0.19	$0.87	$(0.69)	$0.00	$0.00	$(0.69)

03/31/2024	11.50	0.65	0.14	0.79	(0.64)	0.00	0.00	(0.64)

03/31/2023	12.14	0.49	(0.63)	(0.14)	(0.50)	0.00	0.00	(0.50)

03/31/2022	12.60	0.36	(0.45)	(0.09)	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	11.95	0.31	0.79	1.10	(0.37)	(0.08)	0.00	(0.45)

PIMCO EM Bond and Short-Term Investments Portfolio

03/31/2025	$8.88	$0.51	$0.42	$0.93	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2024	8.61	0.46	0.28	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2023	9.14	0.37	(0.40)	(0.03)	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.92	0.32	(0.70)	(0.38)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.15	0.28	0.50	0.78	(0.01)	0.00	0.00	(0.01)

PIMCO High Yield and Short-Term Investments Portfolio

03/31/2025	$6.96	$0.50	$0.08	$0.58	$(0.38)	$0.00	$0.00	$(0.38)

03/31/2024	6.88	0.51	0.16	0.67	(0.53)	(0.06)	0.00	(0.59)

03/31/2023	7.83	0.43	(0.83)	(0.40)	(0.55)	0.00	0.00	(0.55)

03/31/2022	7.60	0.38	0.26	0.64	(0.41)	0.00	0.00	(0.41)

03/31/2021	6.76	0.42	0.89	1.31	(0.47)	0.00	0.00	(0.47)

PIMCO Investment Grade Credit Bond Portfolio

03/31/2025	$8.90	$0.42	$0.20	$0.62	$(0.46)	$0.00	$0.00	$(0.46)

03/31/2024	8.67	0.37	0.21	0.58	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.12	0.30	(0.43)	(0.13)	(0.30)	(0.02)	0.00	(0.32)

03/31/2022	9.78	0.27	(0.60)	(0.33)	(0.28)	(0.05)	0.00	(0.33)

03/31/2021	9.14	0.27	0.65	0.92	(0.28)	0.00	0.00	(0.28)

PIMCO Long Duration Credit Bond Portfolio

03/31/2025	$9.49	$0.47	$(0.04)	$0.43	$(0.50)	$0.00	$0.00	$(0.50)

03/31/2024	9.59	0.43	(0.08)	0.35	(0.45)	0.00	0.00	(0.45)

03/31/2023	11.26	0.46	(1.56)	(1.10)	(0.48)	(0.09)	0.00	(0.57)

03/31/2022	12.42	0.52	(0.89)	(0.37)	(0.59)	(0.20)	0.00	(0.79)

03/31/2021	12.09	0.55	0.60	1.15	(0.57)	(0.25)	0.00	(0.82)

PIMCO Low Duration Portfolio

03/31/2025	$9.47	$0.46	$0.13	$0.59	$(0.51)	$0.00	$0.00	$(0.51)

03/31/2024	9.49	0.44	(0.01)	0.43	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.69	0.28	(0.23)	0.05	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.04	0.09	(0.34)	(0.25)	(0.08)	(0.02)	0.00	(0.10)

03/31/2021	9.92	0.12	0.17	0.29	(0.15)	(0.02)	0.00	(0.17)

PIMCO Moderate Duration Portfolio

03/31/2025	$8.92	$0.41	$0.14	$0.55	$(0.41)	$0.00	$0.00	$(0.41)

03/31/2024	9.03	0.38	(0.10)	0.28	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.54	0.26	(0.53)	(0.27)	(0.24)	0.00	0.00	(0.24)

03/31/2022	10.18	0.15	(0.59)	(0.44)	(0.16)	(0.04)	0.00	(0.20)

03/31/2021	10.27	0.15	0.09	0.24	(0.18)	(0.15)	0.00	(0.33)

PIMCO Mortgage and Short-Term Investments Portfolio

03/31/2025	$7.93	$0.35	$(0.02)	$0.33	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2024	8.24	0.34	(0.26)	0.08	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.75	0.31	(1.40)	(1.09)	(0.42)	0.00	0.00	(0.42)

03/31/2022	11.00	0.28	(1.15)	(0.87)	(0.38)	0.00	0.00	(0.38)

03/31/2021	11.39	0.29	0.31	0.60	(0.44)	(0.55)	0.00	(0.99)

PIMCO Municipal Portfolio

03/31/2025	$6.10	$0.24	$(0.18)	$0.06	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	6.09	0.23	0.01	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2023	6.48	0.23	(0.40)	(0.17)	(0.22)	0.00	0.00	(0.22)

03/31/2022	6.97	0.21	(0.48)	(0.27)	(0.20)	(0.02)	0.00	(0.22)

03/31/2021	6.96	0.23	0.19	0.42	(0.27)	(0.14)	0.00	(0.41)

6	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.83	7.68%	$7,419,457	0.10%	0.10%	0.05%	0.05%	5.81%	683%

11.65	7.07	5,637,981	0.22	0.22	0.05	0.05	5.65	567

11.50	(1.15)	4,269,304	0.09	0.09	0.05	0.05	4.17	382

12.14	(0.76)	4,915,605	0.05	0.05	0.05	0.05	2.88	433

12.60	9.34	4,714,005	0.05	0.05	0.05	0.05	2.52	492

$9.70	10.52%	$432,926	0.24%	0.24%	0.12%	0.12%	5.61%	16%

8.88	8.79	465,137	0.16	0.16	0.12	0.12	5.30	10

8.61	(0.20)	423,236	0.15	0.15	0.12	0.12	4.21	14

9.14	(3.96)	488,117	0.12	0.12	0.12	0.12	3.30	23

9.92	8.51	536,966	0.12	0.12	0.12	0.12	2.81	57

$7.16	8.50%	$142,730	0.09%	0.09%	0.05%	0.05%	7.09%	61%

6.96	10.08	154,524	0.06	0.06	0.05	0.05	7.38	97

6.88	(5.04)	170,349	0.10	0.10	0.05	0.05	6.02	17

7.83	8.41	518,756	0.12	0.12	0.05	0.05	4.69	53

7.60	19.60	500,459	0.12	0.12	0.05	0.05	5.65	37

$9.06	7.12%	$2,468,007	0.17%	0.17%	0.05%	0.05%	4.70%	221%

8.90	6.85	3,470,318	0.07	0.07	0.05	0.05	4.29	158

8.67	(1.42)	3,250,613	0.06	0.06	0.05	0.05	3.43	114

9.12	(3.59)	4,774,312	0.05	0.05	0.05	0.05	2.72	58

9.78	10.09	4,660,053	0.05	0.05	0.05	0.05	2.74	122

$9.42	4.63%	$26,365,712	0.79%	0.79%	0.05%	0.05%	4.89%	333%

9.49	3.73	25,606,564	0.91	0.91	0.05	0.05	4.63	171

9.59	(9.64)	26,091,834	0.54	0.54	0.05	0.05	4.73	76

11.26	(3.69)	28,855,611	0.06	0.06	0.05	0.05	4.08	66

12.42	9.16	28,614,011	0.08	0.08	0.05	0.05	4.13	143

$9.55	6.30%	$2,216,829	0.05%	0.05%	0.05%	0.05%	4.79%	92%

9.47	4.66	2,083,810	0.05	0.05	0.05	0.05	4.63	73

9.49	0.51	2,207,295	0.06	0.06	0.05	0.05	2.94	119

9.69	(2.60)	1,999,224	0.05	0.05	0.05	0.05	0.85	143

10.04	3.00	1,049,333	0.05	0.05	0.05	0.05	1.18	301

$9.06	6.33%	$3,427,861	0.06%	0.06%	0.05%	0.05%	4.55%	239%

8.92	3.17	3,183,864	0.06	0.06	0.05	0.05	4.33	396

9.03	(2.78)	3,197,253	0.06	0.06	0.05	0.05	2.80	530

9.54	(4.45)	3,553,079	0.05	0.05	0.05	0.05	1.45	370

10.18	2.26	4,321,603	0.05	0.05	0.05	0.05	1.43	544

$7.86	4.32%	$1,112,104	0.30%	0.30%	0.05%	0.05%	4.41%	1,758%

7.93	1.03	1,399,256	0.52	0.52	0.05	0.05	4.31	1,483

8.24	(11.12)	1,368,313	0.62	0.62	0.05	0.05	3.62	1,297

9.75	(8.17)	1,406,044	0.06	0.06	0.05	0.05	2.61	966

11.00	5.31	1,504,263	0.09	0.09	0.05	0.05	2.48	1,143

$5.96	0.97%	$100,378	0.05%	0.05%	0.05%	0.05%	4.00%	9%

6.10	4.08	119,336	0.05	0.05	0.05	0.05	3.87	35

6.09	(2.45)	111,612	0.05	0.05	0.05	0.05	3.68	21

6.48	(3.94)	136,326	0.05	0.05	0.05	0.05	3.00	12

6.97	6.08	143,819	0.05	0.05	0.05	0.05	3.24	7

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Real Return Portfolio

03/31/2025	$11.88	$0.52	$0.33	$0.85	$(0.44)	$0.00	$0.00	$(0.44)

03/31/2024	12.70	0.39	(0.79)	(0.40)	(0.42)	0.00	0.00	(0.42)

03/31/2023~	17.04	1.04	(3.15)	(2.11)	(1.57)	(0.66)	0.00	(2.23)

03/31/2022~	23.88	2.19	0.12	2.31	(1.89)	(7.26)	0.00	(9.15)

03/31/2021~	25.08	0.66	3.06	3.72	(2.64)	(2.28)	0.00	(4.92)

PIMCO Sector Fund Series -AM

07/19/2024 - 03/31/2025	$10.00	$0.37	$0.05	$0.42	$(0.24)	$(0.08)	$0.00	$(0.32)

PIMCO Sector Fund Series – H

03/31/2025	$10.10	$0.66	$0.11	$0.77	$(0.66)	$(0.03)	$0.00	$(0.69)

02/22/2024 - 03/31/2024	10.00	0.07	0.03	0.10	0.00	0.00	0.00	0.00

PIMCO Sector Fund Series – I

03/31/2025	$9.85	$0.52	$0.11	$0.63	$(0.46)	$(0.05)	$0.00	$(0.51)

03/31/2024	9.74	0.52	(0.02)	0.50	(0.39)	0.00	0.00	(0.39)

06/02/2022 - 03/31/2023	10.00	0.37	(0.39)	(0.02)	(0.24)	0.00	0.00	(0.24)

PIMCO Short-Term Portfolio

03/31/2025	$8.90	$0.46	$0.24	$0.70	$(0.61)	$0.00	$0.00	$(0.61)

03/31/2024	8.75	0.39	0.33	0.72	(0.57)	0.00	0.00	(0.57)

03/31/2023	9.11	0.27	(0.32)	(0.05)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.43	0.19	(0.33)	(0.14)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.06	0.19	0.45	0.64	(0.27)	0.00	0.00	(0.27)

PIMCO Short-Term Floating NAV Portfolio II

03/31/2025	$10.01	$0.50	$0.01	$0.51	$(0.50)	$0.00	$0.00	$(0.50)

03/31/2024	10.01	0.53	0.00	0.53	(0.53)	0.00	0.00	(0.53)

03/31/2023	10.01	0.27	0.01	0.28	(0.28)	0.00	0.00	(0.28)

03/31/2022	10.01	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.96	0.03	0.05	0.08	(0.03)	0.00	0.00	(0.03)

PIMCO U.S. Government and Short-Term Investments Portfolio

03/31/2025	$6.25	$0.21	$0.09	$0.30	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2024	6.70	0.18	(0.45)	(0.27)	(0.18)	0.00	0.00	(0.18)

03/31/2023	8.21	0.17	(1.50)	(1.33)	(0.18)	0.00	0.00	(0.18)

03/31/2022	9.06	0.23	(0.87)	(0.64)	(0.19)	(0.02)	0.00	(0.21)

03/31/2021	12.10	0.27	(1.41)	(1.14)	(0.23)	(1.67)	0.00	(1.90)

PIMCO International Portfolio (Consolidated)

03/31/2025	$6.13	$0.22	$0.26	$0.48	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2024	5.79	0.29	0.05	0.34	0.00	0.00	0.00	0.00

03/31/2023	5.64	0.14	0.15	0.29	(0.14)	0.00	0.00	(0.14)

03/31/2022	5.67	0.02	(0.05)	(0.03)	0.00	0.00	0.00	0.00

03/31/2021	5.43	0.00	0.24	0.24	0.00	0.00	0.00	0.00

PIMCO Short Asset Portfolio (Consolidated)

03/31/2025	$9.74	$0.47	$0.09	$0.56	$(0.46)	$0.00	$(0.05)	$(0.51)

03/31/2024	9.60	0.48	0.18	0.66	(0.45)	0.00	(0.07)	(0.52)

03/31/2023	9.86	0.26	(0.02)	0.24	(0.49)	0.00	(0.01)	(0.50)

03/31/2022	10.03	0.09	(0.16)	(0.07)	(0.10)	0.00	0.00	(0.10)

03/31/2021	9.71	0.13	0.32	0.45	(0.13)	0.00	0.00	(0.13)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

03/31/2025	$9.73	$0.47	$0.02	$0.49	$(0.49)	$0.00	$0.00	$(0.49)

03/31/2024	9.72	0.43	0.10	0.53	(0.52)	0.00	0.00	(0.52)

03/31/2023	9.71	0.24	0.04	0.28	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.86	0.01	0.00	0.01	(0.16)	0.00	0.00	(0.16)

03/31/2021	9.82	0.03	0.04	0.07	(0.03)	0.00	0.00	(0.03)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios. Additionally, excludes initial sales charges and contingent deferred sales charges.

8	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$12.29	7.29%	$462,085	4.14%	4.14%	0.05%	0.05%	4.39%	33%

11.88	(3.15)	362,090	4.33	4.33	0.05	0.05	3.31	13

12.70	(12.70)	156,177	2.69	2.69	0.05	0.05	7.74	102

17.04	8.35	57,769	0.11	0.11	0.05	0.05	9.91	34

23.88	14.90	54,516	0.39	0.39	0.05	0.05	2.48	134

$10.10	4.26%	$51,208	1.28%*	1.33%*	0.00%*	0.05%*	5.25%*	906%

$10.18	7.80%	$35,605	0.10%	0.15%	0.00%	0.05%	6.45%	33%

10.10	1.00	33,028	0.06 *	0.11 *	0.00 *	0.05 *	6.26 *	3

$9.97	6.50%	$2,834,233	0.61%	0.66%	0.00%	0.05%	5.20%	218%

9.85	5.24	1,251,571	0.29	0.34	0.00	0.05	5.40	81

9.74	(0.14)	150,411	0.01 *	0.06 *	0.00 *	0.05 *	4.66 *	36

$8.99	8.07%	$172,846	0.17%	0.17%	0.05%	0.05%	5.07%	765%

8.90	8.44	198,558	0.68	0.68	0.05	0.05	4.43	784

8.75	(0.52)	215,073	0.25	0.25	0.05	0.05	3.01	626

9.11	(1.50)	345,957	0.05	0.05	0.05	0.05	1.99	604

9.43	7.07	415,981	0.05	0.05	0.05	0.05	2.03	487

$10.02	5.23%	$8,439,747	0.06%	0.06%	0.05%	0.05%	4.98%	112%

10.01	5.49	7,428,700	0.06	0.06	0.05	0.05	5.30	110

10.01	2.81	13,096,392	0.08	0.08	0.05	0.05	2.73	68

10.01	0.04	15,196,560	0.05	0.05	0.05	0.05	0.10	96

10.01	0.88	14,025,137	0.05	0.05	0.05	0.05	0.27	68

$6.32	5.01%	$1,166,284	0.39%	0.39%	0.05%	0.05%	3.44%	15%

6.25	(4.07)	1,784,051	0.67	0.67	0.05	0.05	2.96	24

6.70	(16.12)	1,507,329	0.93	0.93	0.05	0.05	2.39	23

8.21	(7.36)	1,961,097	0.06	0.06	0.05	0.05	2.43	10

9.06	(11.08)	2,086,074	0.06	0.06	0.05	0.05	2.35	30

$6.44	7.94%	$517,524	0.19%	0.19%	0.12%	0.12%	3.56%	104%

6.13	5.87	574,377	0.14	0.14	0.12	0.12	4.89	6

5.79	5.12	521,621	0.16	0.16	0.12	0.12	2.45	0

5.64	(0.53)	537,322	0.12	0.12	0.12	0.12	0.39	0

5.67	4.42	528,273	0.12	0.12	0.12	0.12	0.07	20

$9.79	5.93%	$6,044,808	0.00%	0.00%	0.00%	0.00%	4.84%	53%

9.74	7.04	5,235,359	0.00	0.00	0.00	0.00	4.97	55

9.60	2.48	4,622,405	0.00	0.00	0.00	0.00	2.62	21

9.86	(0.74)	5,423,395	0.00	0.00	0.00	0.00	0.92	112

10.03	4.67	8,215,974	0.00	0.00	0.00	0.00	1.30	52

$9.73	5.27%	$18,102,198	0.00%	0.00%	0.00%	0.00%	4.83%	118%

9.73	5.59	14,627,120	0.00	0.00	0.00	0.00	4.49	104

9.72	2.96	11,460,092	0.00	0.00	0.00	0.00	2.47	74

9.71	0.15	11,834,353	0.00	0.00	0.00	0.00	0.13	51

9.86	0.74	22,775,705	0.00	0.00	0.00	0.00	0.26	80

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:

Investments, at value
Investments in securities*	$10,998,622	$423,918	$144,746	$2,844,127	$36,958,806	$2,416,795	$4,031,539
Investments in Affiliates	681,147	19,287	2,456	19,998	50,798	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,150	112	12	3,297	15,178	1	70
Over the counter	127	18,258	6	33	6,672	0	0
Cash	5	1	6	1	0	1,225	4,541
Deposits with counterparty	39,028	3,204	949	95,944	25,179	20,027	12,783
Foreign currency, at value	0	998	177	0	21,298	0	0
Receivable for investments sold	22	2,893	481	1,289	1,256,462	12	112
Receivable for TBA investments sold	7,183,861	0	0	732,158	14,162,967	57,786	560,998
Receivable for Portfolio shares sold	0	0	0	0	0	0	0
Interest and/or dividends receivable	26,378	6,251	2,207	26,649	360,447	8,833	22,606
Dividends receivable from Affiliates	2,561	18	3	60	872	0	0
Reimbursement receivable from PIMCO	8	1	0	4	30	2	4
Total Assets	18,932,909	474,941	151,043	3,723,560	52,858,709	2,504,681	4,632,653

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$19,786	$5,397	$107,843	$3,611,994	$0	$0
Payable for sale-buyback transactions	0	0	0	0	1,036,230	0	0
Payable for short sales	207,868	0	0	5,192	82,476	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,522	31	13	925	20,627	502	1,085
Over the counter	1,473	14,874	73	240	15,889	0	0
Payable for investments purchased	12,539	53	2,817	7,619	68,930	181,612	192,136
Payable for investments in Affiliates purchased	2,646	21	3	62	885	0	0
Payable for TBA investments purchased	11,253,981	0	0	1,127,769	21,510,657	105,028	1,005,783
Payable for unfunded loan commitments	0	0	3	0	0	0	0
Deposits from counterparty	29,128	7,208	0	5,802	107,962	622	5,657
Payable for Portfolio shares redeemed	0	0	0	0	31,232	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	5,067	0	0
Accrued investment advisory fees	118	7	3	40	419	34	52
Accrued supervisory and administrative fees	177	35	4	61	629	51	79
Foreign capital gains tax payable	0	0	0	0	0	0	0
Other liabilities	0	0	0	0	0	3	0
Total Liabilities	11,513,452	42,015	8,313	1,255,553	26,492,997	287,852	1,204,792

Commitments and Contingent Liabilities^

Net Assets	$7,419,457	$432,926	$142,730	$2,468,007	$26,365,712	$2,216,829	$3,427,861

Net Assets Consist of:
Paid in capital	$7,610,725	$450,918	$184,743	$2,761,690	$31,600,672	$2,290,082	$3,819,540
Distributable earnings (accumulated loss)	(191,268)	(17,992)	(42,013)	(293,683)	(5,234,960)	(73,253)	(391,679)

Net Assets	$7,419,457	$432,926	$142,730	$2,468,007	$26,365,712	$2,216,829	$3,427,861

Shares Issued and Outstanding	627,351	44,639	19,941	272,401	2,799,528	232,018	378,153

Net Asset Value Per Share Outstanding(a):	$11.83	$9.70	$7.16	$9.06	$9.42	$9.55	$9.06

Cost of investments in securities	$11,171,146	$453,009	$151,466	$2,888,053	$40,474,935	$2,415,378	$4,049,722
Cost of investments in Affiliates	$681,204	$19,288	$6,337	$19,999	$50,801	$0	$0
Cost of foreign currency held	$0	$1,002	$177	$0	$21,933	$0	$0
Proceeds received on short sales	$207,828	$0	$0	$5,175	$82,141	$0	$0
Cost or premiums of financial derivative instruments, net	$44,829	$(2,585)	$220	$9,951	$457,307	$(1,475)	$(1,626)

* Includes repurchase agreements of:	$0	$0	$0	$0	$0	$378,900	$368,100

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Sector Fund Series -AM	PIMCO Sector Fund Series – H	PIMCO Sector Fund Series – I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$3,914,301	$96,522	$818,740	$103,449	$33,255	$3,588,893	$261,632	$9,401,979	$1,153,544
3,546	2,744	19,005	775	2,089	1,128	8,881	0	1,649

589	0	45	15	2	111	134	0	4,586
274	0	0	4	0	3,932	12	0	0
0	1	105	236	0	0	243	10,540	1
28,230	0	1,094	382	614	9,802	3,846	4,011	695
0	0	123	0	2	1,010	0	0	0
92	0	307,482	0	26	562,473	27	900	77
7,383,194	0	0	132,113	0	446,070	152,916	0	55,685
0	0	0	0	0	0	0	14,700	0
4,285	1,115	2,153	193	479	38,618	674	33,328	10,243
16	8	61	7	9	127	20	0	9
1	0	1	3	1	111	0	10	2
11,334,528	100,390	1,148,809	237,177	36,477	4,652,275	428,385	9,465,468	1,226,491

$14,451	$0	$686,586	$8,045	$0	$1,108,357	$0	$0	$0
0	0	0	0	0	12,742	0	0	0
729,025	0	0	13,576	0	1,986	7,732	0	18,684

1,901	0	58	9	6	884	288	0	4,115
0	0	0	7	4	2,917	10	0	0
0	0	0	246	827	28,776	0	992,567	0
16	8	61	7	9	127	21	0	10
9,446,013	0	0	164,076	0	651,787	246,752	0	37,351
0	0	0	0	20	0	0	0	0
30,974	0	0	0	0	7,990	729	32,563	0
0	0	0	0	0	1,041	0	200	0
0	0	0	0	0	0	0	46	0
0	0	0	0	4	1,322	0	0	0
18	2	8	1	1	44	3	138	19
26	2	11	2	1	66	4	207	28
0	0	0	0	0	3	0	0	0
0	0	0	0	0	0	0	0	0
10,222,424	12	686,724	185,969	872	1,818,042	255,539	1,025,721	60,207

$1,112,104	$100,378	$462,085	$51,208	$35,605	$2,834,233	$172,846	$8,439,747	$1,166,284

$1,525,714	$109,183	$504,450	$51,650	$35,011	$2,794,897	$261,564	$8,436,621	$2,056,153
(413,610)	(8,805)	(42,365)	(442)	594	39,336	(88,718)	3,126	(889,869)

$1,112,104	$100,378	$462,085	$51,208	$35,605	$2,834,233	$172,846	$8,439,747	$1,166,284

141,473	16,845	37,610	5,072	3,497	284,178	19,235	842,556	184,460

$7.86	$5.96	$12.29	$10.10	$10.18	$9.97	$8.99	$10.02	$6.32

$4,022,673	$99,271	$820,437	$102,987	$33,104	$3,567,223	$270,491	$9,399,569	$1,514,802
$3,546	$2,743	$19,005	$775	$2,088	$1,127	$8,883	$0	$1,650
$0	$0	$124	$0	$2	$1,006	$0	$0	$0
$729,137	$0	$0	$13,559	$0	$1,861	$7,706	$0	$18,631
$5,745	$0	$(73)	$108	$378	$26,649	$1,778	$0	$10,073

$0	$0	$0	$0	$0	$0	$0	$7,688,521	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Consolidated Statements of Assets and Liabilities	March 31, 2025

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:

Investments, at value
Investments in securities*	$291,810	$6,150,293	$21,571,228
Investments in Affiliates	173,246	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,374	1,258	0
Over the counter	1,800	13,095	32,505
Cash	545	15,491	26,627
Deposits with counterparty	17,274	59,711	19,580
Foreign currency, at value	4,413	4,988	227
Receivable for investments sold	42,699	44,394	0
Interest and/or dividends receivable	2,210	38,920	49,167
Dividends receivable from Affiliates	499	0	0
Reimbursement receivable from PIMCO	1	0	0
Other assets	0	0	1
Total Assets	536,871	6,328,150	21,699,335

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$76,135	$0
Payable for short sales	0	50,109	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,791	2,207	0
Over the counter	6,997	9,445	5,256
Payable for investments purchased	9,667	140,858	3,574,909
Payable for investments in Affiliates purchased	520	0	0
Deposits from counterparty	325	4,588	16,672
Payable for Portfolio shares redeemed	0	0	300
Accrued investment advisory fees	8	0	0
Accrued supervisory and administrative fees	39	0	0
Total Liabilities	19,347	283,342	3,597,137

Commitments and Contingent Liabilities^

Net Assets	$517,524	$6,044,808	$18,102,198

Net Assets Consist of:

Paid in capital	$551,619	$6,261,226	$18,130,927
Distributable earnings (accumulated loss)	(34,095)	(216,418)	(28,729)

Net Assets	$517,524	$6,044,808	$18,102,198

Shares Issued and Outstanding	80,336	617,546	1,859,776

Net Asset Value Per Share Outstanding(a):	$6.44	$9.79	$9.73

Cost of investments in securities	$299,366	$6,191,751	$21,580,051
Cost of investments in Affiliates	$173,179	$0	$0
Cost of foreign currency held	$4,380	$5,012	$228
Proceeds received on short sales	$0	$50,045	$0
Cost or premiums of financial derivative instruments, net	$(7,170)	$(15,818)	$0

* Includes repurchase agreements of:	$24,600	$368,545	$16,345,366

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio

Investment Income:

Interest, net of foreign taxes*	$379,065	$22,695	$10,123	$144,611	$1,427,545	$100,709
Dividends	57	406	260	1,728	5,038	101
Dividends from Investments in Affiliates	14,251	2,463	361	1,601	12,848	0
Miscellaneous income	0	0	0	0	331	0
Total Income	393,373	25,564	10,744	147,940	1,445,762	100,810

Expenses:

Investment advisory fees	1,328	87	30	607	5,083	416
Supervisory and administrative fees	1,992	437	45	911	7,624	624
Trustee fees	43	3	1	23	177	14
Interest expense	3,653	513	60	3,734	188,924	75
Loan fee expense	0	0	8	0	0	0
Miscellaneous expense	33	3	1	14	124	10
Total Expenses	7,049	1,043	145	5,289	201,932	1,139
Waiver and/or Reimbursement by PIMCO	(43)	(3)	(1)	(23)	(177)	(14)
Net Expenses	7,006	1,040	144	5,266	201,755	1,125

Net Investment Income (Loss)	386,367	24,524	10,600	142,674	1,244,007	99,685

Net Realized Gain (Loss):

Investments in securities	27,860	(9,895)	2,244	(25,807)	(479,825)	1,546
Investments in Affiliates	11	55	5	27	440	0
Exchange-traded or centrally cleared financial derivative instruments	27,906	(802)	253	1,379	168,245	743
Over the counter financial derivative instruments	8,132	29,963	187	2,964	61,038	0
Short sales	71	0	1	(51)	57	0
Foreign currency	46	3,062	(31)	0	(2,639)	0

Net Realized Gain (Loss)	64,026	22,383	2,659	(21,488)	(252,684)	2,289

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	65,058	779	(855)	87,734	296,224	20,836
Investments in Affiliates	(58)	5	75	0	(3)	0
Exchange-traded or centrally cleared financial derivative instruments	(19,396)	(3,866)	(132)	2,309	(64,448)	5,301
Over the counter financial derivative instruments	(2,450)	(1,290)	(120)	(195)	(15,485)	0
Short sales	(9)	0	0	(10)	0	0
Foreign currency assets and liabilities	0	703	6	0	(289)	0

Net Change in Unrealized Appreciation (Depreciation)	43,145	(3,669)	(1,026)	89,838	215,999	26,137

Net Increase (Decrease) in Net Assets Resulting from Operations	$493,538	$43,238	$12,233	$211,024	$1,207,322	$128,111

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Statements of Operations	(Cont.)

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM(a)	PIMCO Sector Fund Series - H

Investment Income:

Interest, net of foreign taxes*	$147,592	$55,790	$4,257	$36,632	$2,294	$2,078
Dividends	0	10	0	0	0	7
Dividends from Investments in Affiliates	0	1,416	221	506	172	171
Miscellaneous income	0	0	0	0	0	5
Total Income	147,592	57,216	4,478	37,138	2,466	2,261

Expenses:

Investment advisory fees	640	243	22	87	8	7
Supervisory and administrative fees	960	365	33	130	12	10
Trustee fees	22	9	1	3	0	0
Interest expense	286	3,059	0	17,814	484	36
Loan fee expense	0	0	0	0	0	0
Miscellaneous expense	16	8	1	2	0	0
Total Expenses	1,924	3,684	57	18,036	504	53
Waiver and/or Reimbursement by PIMCO	(22)	(9)	(1)	(3)	(19)	(17)
Net Expenses	1,902	3,675	56	18,033	485	36

Net Investment Income (Loss)	145,690	53,541	4,422	19,105	1,981	2,225

Net Realized Gain (Loss):

Investments in securities	(1,632)	(30,875)	(532)	(7,125)	(782)	61
Investments in Affiliates	0	57	9	21	3	1
Exchange-traded or centrally cleared financial derivative instruments	6,513	(16,245)	0	116	158	223
Over the counter financial derivative instruments	0	2,939	0	235	70	3
Short sales	0	0	0	0	0	4
Foreign currency	0	0	0	2	0	4

Net Realized Gain (Loss)	4,881	(44,124)	(523)	(6,751)	(551)	296

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	38,201	25,665	(2,559)	18,010	445	95
Investments in Affiliates	0	2	(1)	0	0	1
Exchange-traded or centrally cleared financial derivative instruments	8,244	20,120	0	87	(155)	(35)
Over the counter financial derivative instruments	0	(1,068)	0	(223)	1	(5)
Short sales	0	0	0	0	0	0
Foreign currency assets and liabilities	0	0	0	2	0	0

Net Change in Unrealized Appreciation (Depreciation)	46,445	44,719	(2,560)	17,876	291	56

Net Increase (Decrease) in Net Assets Resulting from Operations	$197,016	$54,136	$1,339	$30,230	$1,721	$2,577

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Portfolio was July 19, 2024.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$115,351	$9,326	$415,652	$52,698
0	0	0	2
698	239	0	1,044
0	0	0	0

116,049	9,565	415,652	53,744

398	36	1,646	281
597	55	2,469	421
11	1	58	11
12,173	216	572	4,811
0	0	0	0
0	1	40	7
13,179	309	4,785	5,531
(997)	(1)	(58)	(11)
12,182	308	4,727	5,520

103,867	9,257	410,925	48,224

8,688	1,102	2,768	(86,462)

(26)	4	0	15
8,375	9,099	0	(17,329)
2,668	366	0	0
28	0	0	0
135	0	0	0

19,868	10,571	2,768	(103,776)

7,858	4,160	600	99,631
0	(1)	0	1
(2,090)	(9,570)	0	51,215
(2,067)	(133)	0	0
(47)	0	0	0
25	0	0	3

3,679	(5,544)	600	150,850

$127,414	$14,284	$414,293	$95,298

$3	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Consolidated Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:

Interest	$14,019	$268,642	$753,941

Dividends from Investments in Affiliates	6,317	0	0
Total Income	20,336	268,642	753,941

Expenses:

Investment advisory fees	108	0	0

Supervisory and administrative fees	543	0	0

Trustee fees	4	0	0

Interest expense	379	122	0

Legal expense	0	0	1

Miscellaneous expense	5	1	1
Total Expenses	1,039	123	2
Waiver and/or Reimbursement by PIMCO	(4)	0	0
Net Expenses	1,035	123	2

Net Investment Income (Loss)	19,301	268,519	753,939

Net Realized Gain (Loss):

Investments in securities	1,966	(11,603)	(142,121)

Investments in Affiliates	(1)	0	0

Exchange-traded or centrally cleared financial derivative instruments	25,113	(4,475)	0

Over the counter financial derivative instruments	19,867	39,073	201,273

Short sales	0	440	0

Foreign currency	(2,852)	(4,314)	(26,269)

Net Realized Gain (Loss)	44,093	19,121	32,883

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(658)	34,691	27,946

Investments in Affiliates	76	0	0

Exchange-traded or centrally cleared financial derivative instruments	(13,479)	(2,036)	0

Over the counter financial derivative instruments	(6,960)	(1,936)	(24,547)

Short sales	0	(58)	0

Foreign currency assets and liabilities	(378)	(838)	(463)

Net Change in Unrealized Appreciation (Depreciation)	(21,399)	29,823	2,936

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,995	$317,463	$789,758

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO ABS and Short-Term Investments Portfolio		PIMCO EM Bond and Short-Term Investments Portfolio		PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$386,367	$268,355	$24,524	$23,016	$10,600	$11,951
Net realized gain (loss)	64,026	(44,051)	22,383	(9,672)	2,659	(40,209)
Net change in unrealized appreciation (depreciation)	43,145	111,584	(3,669)	24,257	(1,026)	44,114

Net Increase (Decrease) in Net Assets Resulting from Operations	493,538	335,888	43,238	37,601	12,233	15,856

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(392,238)	(278,206)	(5,000)	(23,501)	(7,950)	(13,565)

Total Distributions(a)	(392,238)	(278,206)	(5,000)	(23,501)	(7,950)	(13,565)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	1,680,176	1,310,995	(70,449)	27,801	(16,077)	(18,116)

Total Increase (Decrease) in Net Assets	1,781,476	1,368,677	(32,211)	41,901	(11,794)	(15,825)

Net Assets:

Beginning of year	5,637,981	4,269,304	465,137	423,236	154,524	170,349
End of year	$7,419,457	$5,637,981	$432,926	$465,137	$142,730	$154,524

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Statements of Changes in Net Assets	(Cont.)

	PIMCO Investment Grade Credit Bond Portfolio		PIMCO Long Duration Credit Bond Portfolio		PIMCO Low Duration Portfolio

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$142,674	$145,896	$1,244,007	$1,170,724	$99,685	$98,314
Net realized gain (loss)	(21,488)	(34,586)	(252,684)	(894,601)	2,289	(15,260)
Net change in unrealized appreciation (depreciation)	89,838	112,611	215,999	559,908	26,137	12,549

Net Increase (Decrease) in Net Assets Resulting from Operations	211,024	223,921	1,207,322	836,031	128,111	95,603

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(145,722)	(137,707)	(1,325,209)	(1,203,051)	(109,228)	(99,854)

Total Distributions(a)	(145,722)	(137,707)	(1,325,209)	(1,203,051)	(109,228)	(99,854)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(1,067,613)	133,491	877,035	(118,250)	114,136	(119,234)

Total Increase (Decrease) in Net Assets	(1,002,311)	219,705	759,148	(485,270)	133,019	(123,485)

Net Assets:

Beginning of year	3,470,318	3,250,613	25,606,564	26,091,834	2,083,810	2,207,295
End of year	$2,468,007	$3,470,318	$26,365,712	$25,606,564	$2,216,829	$2,083,810

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Moderate Duration Portfolio		PIMCO Mortgage and Short-Term Investments Portfolio		PIMCO Municipal Portfolio		PIMCO Real Return Portfolio

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$145,690	$137,686	$53,541	$57,521	$4,422	$4,358	$19,105	$8,825
4,881	(127,438)	(44,124)	(11,116)	(523)	(3,565)	(6,751)	(359)
46,445	91,069	44,719	(31,909)	(2,560)	3,757	17,876	(13,706)

197,016	101,317	54,136	14,496	1,339	4,550	30,230	(5,240)

(145,851)	(138,005)	(59,899)	(66,302)	(3,600)	(4,400)	(15,001)	(9,300)

(145,851)	(138,005)	(59,899)	(66,302)	(3,600)	(4,400)	(15,001)	(9,300)

192,832	23,299	(281,389)	82,749	(16,697)	7,574	84,766	220,453

243,997	(13,389)	(287,152)	30,943	(18,958)	7,724	99,995	205,913

3,183,864	3,197,253	1,399,256	1,368,313	119,336	111,612	362,090	156,177
$3,427,861	$3,183,864	$1,112,104	$1,399,256	$100,378	$119,336	$462,085	$362,090

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO Sector Fund Series -AM	PIMCO Sector Fund Series – H		PIMCO Sector Fund Series – I

(Amounts in thousands†)	Inception date through March 31, 2025(b)	Year Ended March 31, 2025	Inception date through March 31, 2024(c)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,981	$2,225	$200	$103,867	$32,409
Net realized gain (loss)	(551)	296	19	19,868	900
Net change in unrealized appreciation (depreciation)	291	56	108	3,679	15,256

Net Increase (Decrease) in Net Assets Resulting from Operations	1,721	2,577	327	127,414	48,565

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(2,163)	(2,310)	0	(108,540)	(27,302)

Total Distributions(a)	(2,163)	(2,310)	0	(108,540)	(27,302)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	51,650	2,310	32,701	1,563,788	1,079,897

Total Increase (Decrease) in Net Assets	51,208	2,577	33,028	1,582,662	1,101,160

Net Assets:

Beginning of year	0	33,028	0	1,251,571	150,411
End of year	$51,208	$35,605	$33,028	$2,834,233	$1,251,571

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Portfolio was July 19, 2024.
(c)	Inception date of the Portfolio was February 22, 2024.

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government and Short-Term Investments Portfolio

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$9,257	$9,049	$410,925	$534,216	$48,224	$50,539
10,571	711	2,768	2,149	(103,776)	(29,681)
(5,544)	6,865	600	7,426	150,850	(102,373)

14,284	16,625	414,293	543,791	95,298	(81,515)

(12,350)	(12,901)	(412,735)	(536,119)	(49,483)	(48,854)

(12,350)	(12,901)	(412,735)	(536,119)	(49,483)	(48,854)

(27,646)	(20,239)	1,009,489	(5,675,364)	(663,582)	407,091

(25,712)	(16,515)	1,011,047	(5,667,692)	(617,767)	276,722

198,558	215,073	7,428,700	13,096,392	1,784,051	1,507,329
$172,846	$198,558	$8,439,747	$7,428,700	$1,166,284	$1,784,051

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$19,301	$26,552	$268,519	$239,865	$753,939	$651,228
Net realized gain (loss)	44,093	(31,154)	19,121	(14,756)	32,883	142,170
Net change in unrealized appreciation (depreciation)	(21,399)	35,357	29,823	104,042	2,936	6,959

Net Increase (Decrease) in Net Assets Resulting from Operations	41,995	30,755	317,463	329,151	789,758	800,357

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(14,602)	0	(263,409)	(222,008)	(783,389)	(792,958)

Tax basis return of capital	0	0	(27,196)	(37,095)	0	0

Total Distributions(a)	(14,602)	0	(290,605)	(259,103)	(783,389)	(792,958)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(84,246)	22,001	782,591	542,906	3,468,709	3,159,629

Total Increase (Decrease) in Net Assets	(56,853)	52,756	809,449	612,954	3,475,078	3,167,028

Net Assets:

Beginning of year	574,377	521,621	5,235,359	4,622,405	14,627,120	11,460,092
End of year	$517,524	$574,377	$6,044,808	$5,235,359	$18,102,198	$14,627,120

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Real Return Portfolio

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$30,230

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(410,520)
Proceeds from sales of long-term securities	253,090
(Purchases) Proceeds from sales of short-term portfolio investments, net	(12,633)
(Increase) decrease in deposits with counterparty	(475)
(Increase) decrease in receivable for investments sold	(307,400)
(Increase) decrease in interest and/or dividends receivable	(984)
(Increase) decrease in dividends receivable from Affiliates	(41)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	215
Proceeds from (Payments on) over the counter financial derivative instruments	12
Increase (decrease) in payable for investments purchased	37
Increase (decrease) in deposits from counterparty	(929)
Increase (decrease) in accrued investment advisory fees	2
Increase (decrease) in accrued supervisory and administrative fees	2
Proceeds from (Payments on) foreign currency transactions	4
Net Realized (Gain) Loss
Investments in securities	7,125
Investments in Affiliates	(21)
Exchange-traded or centrally cleared financial derivative instruments	(116)
Over the counter financial derivative instruments	(235)
Foreign currency	(2)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(18,010)
Exchange-traded or centrally cleared financial derivative instruments	(87)
Over the counter financial derivative instruments	223
Foreign currency assets and liabilities	(2)
Net amortization (accretion) on investments	(7,203)

Net Cash Provided by (Used for) Operating Activities	(467,718)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	166,841
Payments on shares redeemed	(96,703)
Cash distributions paid*	(373)
Proceeds from reverse repurchase agreements	33,836,184
Payments on reverse repurchase agreements	(33,438,016)
Proceeds from sale-buyback transactions	61,672
Payments on sale-buyback transactions	(61,672)

Net Cash Received from (Used for) Financing Activities	467,933

Net Increase (Decrease) in Cash and Foreign Currency	215

Cash and Foreign Currency:

Beginning of year	13
End of year	$228

*Reinvestment of distributions	$14,628

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$18,431

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.2%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%

Ambac Assurance Corp.
5.100% (f)	$43	$59

Preferred Term Securities Ltd.
4.649% (US0003M + 0.350%) due 03/22/2038 ~	17,390	16,695
5.448% (US0003M + 0.860%) due 07/03/2033 ~	325	325

		17,079

INDUSTRIALS 0.0%

CVS Pass-Through Trust
5.880% due 01/10/2028	421	427

Times Square Hotel Trust
8.528% due 08/01/2026	1,034	1,038

		1,465

Total Corporate Bonds & Notes (Cost $18,291)		18,544

U.S. GOVERNMENT AGENCIES 63.2%

Fannie Mae
1.546% due 11/25/2049 •(a)	481	62
4.000% due 11/25/2033 - 01/01/2059	228	215
4.526% due 07/25/2037 •	396	389
4.574% due 08/25/2031 •	27	26
4.596% due 03/25/2036 •	6	6
4.704% due 05/01/2036 •	1	1
5.000% due 11/25/2032	433	429
5.062% due 11/18/2031 •	1	1
5.104% due 11/25/2031 •	11	11
5.454% due 04/25/2032 •	1	1
5.500% due 09/25/2035	2,243	2,291
5.540% due 12/25/2054 •	1,880	1,892
5.886% due 03/01/2044 - 10/01/2044 •	14	14
5.935% due 02/01/2033 •	7	7
6.086% due 10/01/2040 •	5	5
6.125% due 09/01/2033 •	10	11
6.129% due 03/01/2035 •	4	4
6.242% due 02/01/2035 •	2	2
6.275% due 03/01/2035 •	3	3
6.276% due 01/01/2035 •	3	3
6.298% due 12/01/2035 •	2	2
6.302% due 11/01/2032 •	7	7
6.331% due 06/01/2033 •	2	2
6.337% due 10/01/2032 •	3	4
6.350% due 11/01/2034 •	1	1
6.357% due 02/01/2035 •	1	1
6.375% due 03/01/2029 •	2	2
6.377% due 07/01/2035 •	2	2
6.390% due 11/01/2035 •	1	1
6.491% due 07/01/2033 •	1	1
6.500% due 06/25/2028	2	2
6.500% due 04/01/2032 •	3	3
6.535% due 03/01/2033 •	1	1
6.537% due 03/01/2035 •	1	1
6.583% due 12/01/2036 •	1	2
6.637% due 01/01/2037 •	2	2
6.701% due 12/01/2036 •	3	3
6.803% due 04/01/2036 •	1	1
6.854% due 10/01/2034 •	2	2
6.866% due 05/01/2034 •	8	8
6.952% due 05/01/2036 •	4	4
7.000% due 07/25/2042	3	3
7.008% due 04/01/2033 - 07/01/2033 •	5	5
7.267% due 09/01/2033 •	2	2
7.282% due 04/01/2036 •	7	7
7.285% due 11/01/2034 •	5	5
7.465% due 05/01/2033 •	7	7
7.500% due 09/01/2033 •	5	5
7.833% due 06/01/2033 •	46	47
8.500% due 11/01/2030	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.481% due 01/25/2034 ~(a)	$85,821	$2,562
0.775% due 03/25/2034 ~(a)	66,999	3,191
3.000% due 09/01/2046 - 03/01/2048	9,517	8,400
3.500% due 07/01/2046 - 02/01/2048	115	106
4.000% due 10/15/2033	12	12
4.695% due 08/25/2031 •	18	19
4.713% due 10/15/2032 •	2	2
4.813% due 12/15/2029 •	3	3
4.913% due 12/15/2031 •	1	1
5.000% due 02/15/2036	78	80
5.013% due 08/15/2031 •	3	3
5.500% due 05/15/2036	6	6
5.540% due 12/25/2054 •	1,919	1,932
5.835% due 10/25/2044 - 02/25/2045 •	872	797
5.941% due 08/01/2031 •	4	4
6.035% due 07/25/2044 •	181	174
6.341% due 02/01/2035 •	7	7
6.439% due 11/01/2034 •	7	7
6.488% due 03/01/2034 - 02/01/2035 •	9	10
6.500% due 07/25/2043	232	240
6.532% due 12/01/2033 •	11	11
6.552% due 01/01/2035 •	2	2
6.598% due 04/01/2033 •	1	1
6.612% due 01/01/2035 •	4	4
6.645% due 02/01/2036 •	1	1
6.657% due 02/01/2035 •	3	3
6.671% due 11/01/2034 •	1	1
6.786% due 03/01/2032 •	9	9
6.798% due 04/01/2034 •	3	3
6.932% due 10/01/2034 •	4	4
7.000% due 06/15/2029	2	2
7.068% due 09/01/2035 •	2	2
7.090% due 09/01/2028 •	1	1
7.180% due 01/01/2035 •	1	2
7.306% due 09/01/2033 •	6	6
7.500% due 01/15/2031	1	1
7.590% due 09/01/2035 •	1	1
7.617% due 07/01/2037 •	1	1

Ginnie Mae
3.000% due 10/20/2051 - 12/20/2052	21,928	19,442
3.500% due 05/20/2052 - 03/20/2055	7,283	6,679
4.500% due 07/20/2040 - 12/20/2053	7,396	7,147
4.625% due 01/20/2027 - 09/20/2033 •	20	20
4.723% due 03/20/2068 •	1,113	1,110
4.750% due 10/20/2026 - 10/20/2033 •	9	8
4.763% due 12/20/2062 •	713	711
4.773% due 10/20/2062 •	571	570
4.794% due 01/20/2072 •	295	294
4.873% due 02/20/2061 •	68	68
4.875% due 05/20/2030 - 05/20/2032 •	11	10
5.000% due 05/20/2030 - 07/20/2030 •	14	14
5.073% due 02/20/2070 •	268	269
5.173% due 09/20/2063 - 02/20/2067 •	763	763
5.423% due 12/20/2066 •	876	879

Ginnie Mae, TBA
2.000% due 05/01/2055	3,000	2,454
2.500% due 04/01/2055	3,600	3,071
3.500% due 04/01/2055	50,000	45,754
4.000% due 04/01/2055	22,400	20,971
4.500% due 04/01/2055 - 05/01/2055	21,200	20,337
5.000% due 05/01/2055	2,500	2,458
5.500% due 04/01/2055	10,800	10,824

Uniform Mortgage-Backed Security
2.500% due 07/01/2037	873	809
3.000% due 12/01/2026 - 05/01/2052	14,845	13,368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 03/01/2040 - 05/01/2052	$17,525	$16,020
4.000% due 08/01/2038 - 09/01/2052	15,491	14,824
4.500% due 07/01/2052 - 04/01/2053	70,641	67,736
5.000% due 06/01/2053 - 03/01/2055	1,328	1,303
5.500% due 11/01/2052 - 05/01/2053	63,315	63,373
6.000% due 12/01/2052 - 02/01/2054	8,161	8,307
6.500% due 02/01/2044 - 03/01/2054	120,895	124,895
7.000% due 05/01/2054	3,737	3,911
8.500% due 04/01/2030 - 06/01/2030	3	2

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2055 - 05/01/2055	29,400	24,449
3.000% due 04/01/2040 - 05/01/2055	128,740	116,349
3.500% due 06/01/2055	85,000	76,580
4.000% due 05/01/2055	263,450	245,120
5.000% due 04/01/2055 - 05/01/2055	677,823	663,853
5.500% due 04/01/2055 - 05/01/2055	749,997	748,539
6.000% due 04/01/2055 - 06/01/2055	1,121,310	1,137,320
6.500% due 04/01/2055 - 06/01/2055	1,094,931	1,127,427
7.000% due 05/01/2055	64,700	67,620

Total U.S. Government Agencies (Cost $4,677,722)		4,688,776

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Bonds
4.000% due 11/15/2042 (i)(k)	49,800	46,473
4.000% due 11/15/2052 (i)(k)	37,800	34,100

U.S. Treasury Notes
2.375% due 05/15/2029 (i)(k)	8,900	8,381

Total U.S. Treasury Obligations (Cost $100,286)		88,954

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.1%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	4,050	3,981

225 Liberty Street Trust
3.597% due 02/10/2036	2,000	1,892

280 Park Avenue Mortgage Trust
5.502% due 09/15/2034 •	1,400	1,375

ACRA Trust
5.608% due 10/25/2064 þ	961	960

Adjustable Rate Mortgage Trust
4.995% due 11/25/2035 •	166	163
4.995% due 08/25/2036 •	29,692	9,287
5.075% due 01/25/2036 •	208	177
6.078% due 11/25/2037 ~	301	202

AG Trust
6.335% due 07/15/2041 •	3,136	3,143

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	7,274	6,471

American Home Mortgage Investment Trust
6.690% due 04/25/2044 ~	193	197

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	116	110
4.800% due 11/25/2067 þ	25,853	25,524
5.985% due 01/25/2069 þ	810	815
6.197% due 01/25/2069 þ	2,713	2,738
6.500% due 12/25/2067 þ	796	804

Arroyo Mortgage Trust
1.175% due 10/25/2048 •	3,760	3,374
1.483% due 10/25/2048 •	4,947	4,456
1.637% due 10/25/2048 ~	2,509	2,258

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ashford Hospitality Trust
5.392% due 04/15/2035 ~	$5,039	$5,020

ATLX Trust
3.850% due 04/25/2064 þ	2,092	2,014

BAMLL Commercial Mortgage Securities Trust
4.091% due 08/10/2038 •	1,655	1,604

Banc of America Alternative Loan Trust
6.000% due 07/25/2034	399	369
6.000% due 04/25/2037	1,356	1,160

Banc of America Funding Trust
3.512% due 10/20/2046 ~	289	247
3.702% due 01/20/2047 ~	325	230
4.275% due 10/26/2036 ~	66,269	63,297
4.814% due 10/20/2036 ~	2,310	1,774
4.894% due 02/20/2047 ~	1,369	1,269
4.940% due 09/20/2046 ~	345	310
5.012% due 09/20/2046 ~	49	40
5.109% due 01/20/2047 ~	4	3
5.750% due 08/25/2036	79	67
6.878% due 09/20/2046 ~	278	269

Banc of America Mortgage Trust
3.649% due 11/20/2046 ~	22	18
4.889% due 10/25/2035 ~	167	157
5.761% due 06/25/2035 ~	211	203
6.222% due 06/25/2034 •	80	77
6.223% due 11/25/2033 ~	4	4
6.510% due 09/25/2033 ~	369	317
6.997% due 12/25/2033 ~	23	23
7.158% due 05/25/2034 ~	314	307

BankUnited Trust
5.035% due 09/25/2045 ~	46	43

Bayview Opportunity Master Fund Trust
5.140% due 11/25/2054 •	1,863	1,856

BCAP LLC Trust
4.714% due 11/26/2036 •	3,999	3,281
4.884% due 01/26/2036 •	8,943	8,200
6.835% due 10/25/2047 •	11,733	8,839

BDS Ltd.
5.582% due 10/21/2042 •	2,650	2,646

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	16	12
3.250% due 02/25/2033 •	1	1
4.000% due 05/25/2034 ~	15	13
4.321% due 05/25/2047 ~	195	176
4.727% due 02/25/2035 ~	304	241
4.913% due 11/25/2030 •	33	32
5.169% due 04/25/2034 ~	34	29
5.321% due 01/25/2035 ~	966	903
5.954% due 01/25/2034 •	17	17
6.076% due 12/25/2035 •	77	66
6.100% due 12/25/2046 •	1,560	1,385
6.316% due 02/25/2036 •	37	34
6.526% due 08/25/2035 •	337	327
6.652% due 11/25/2034 ~	215	204
7.195% due 11/25/2034 •	74	70

Bear Stearns ALT-A Trust
3.687% due 11/25/2034 ~	196	164
3.767% due 04/25/2035 ~	1,006	795
4.333% due 04/25/2035 •	11	11
4.536% due 08/25/2036 •	924	433
4.593% due 02/25/2036 •	1,878	1,319
4.770% due 08/25/2036 •	1,398	901
5.449% due 01/25/2036 ~	567	537
5.526% due 01/25/2034 ~	205	193
5.588% due 07/25/2035 •	6,236	3,984
5.858% due 11/25/2035 ~	627	290
6.160% due 09/25/2034 ~	2,668	2,571
6.326% due 08/25/2034 ~	384	365
6.653% due 12/25/2033 ~	98	95

Bear Stearns Asset-Backed Securities Trust
4.685% due 07/25/2036 •	9,052	6,957
5.500% due 01/25/2034 þ	18	15
5.500% due 06/25/2034 þ	170	163
5.500% due 12/25/2035	46	30
5.750% due 10/25/2033 þ	51	57
11.779% due 02/25/2037 ~	2,397	2,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Mortgage Funding Trust
4.595% due 12/25/2046 ~	$4,667	$4,162
4.645% due 01/25/2037 •	290	265

Bear Stearns Mortgage Securities, Inc.
5.892% due 06/25/2030 •	1	1

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •	2,045	1,591
5.116% due 01/26/2036 ~	1,434	1,025

Bella Vista Mortgage Trust
7.714% due 11/20/2034 •	1,884	1,905

BellaVista Mortgage Trust
4.931% due 05/20/2045 ~	1,176	783
5.175% due 02/25/2035 •	6,962	4,491

Benchmark Mortgage Trust
2.994% due 04/15/2054 •	8,809	5,777

BINOM Securitization Trust
4.441% due 08/25/2057 ~	7,140	6,929

BX Trust
3.202% due 12/09/2041	2,726	2,520
5.104% due 06/15/2038 ~	1,173	1,169
5.122% due 10/15/2038 ~	122	121
5.234% due 02/15/2036 ~	4,152	4,137
5.283% due 11/15/2038 ~	11,383	11,356
5.309% due 01/17/2039 ~	9,600	9,510
5.332% due 02/15/2039 •	1,474	1,471

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 «~	4,300	4,177
4.000% due 10/25/2054 •	5,594	5,464

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •	6,020	5,428
3.250% due 09/25/2063 ~	6,028	5,413
3.250% due 03/25/2064 •	3,788	3,398
3.250% due 08/25/2064 •	2,825	2,508
3.250% due 09/25/2064 •	46,774	41,590
3.375% due 12/25/2064 •	9,931	8,898
3.500% due 06/25/2062 ~	3,361	3,117
5.590% due 09/25/2055 •	4,349	4,350

Chase Mortgage Finance Trust
4.790% due 12/25/2035 •	472	416

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.848% due 01/25/2035 •	215	200
5.001% due 03/25/2035 •	583	472

CIM Trust
3.000% due 01/25/2061 ~	3,002	2,779
3.250% due 10/25/2058 •	1,085	975
3.750% due 12/25/2061 •	9,685	9,122
5.000% due 05/25/2062 ~	1,392	1,389
5.000% due 02/25/2099 þ	2,621	2,581
5.500% due 08/25/2064 ~	19,859	19,938
6.639% due 12/25/2067 þ	969	979

Citicorp Mortgage Securities REMIC Trust Pass-Through Certificates
5.358% due 08/25/2035 •	1,369	885

Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	456	418

Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	3,749	3,725
3.209% due 05/10/2049	700	687

Citigroup Global Markets Mortgage Securities
4.935% due 05/25/2032 ~	16	16
8.500% due 05/25/2032	59	61

Citigroup Mortgage Loan Trust
4.565% due 06/25/2036 ~	447	428
4.608% due 11/25/2036 ~	914	845
4.765% due 12/25/2034 ~	46	43
4.935% due 09/25/2036 ~	2,031	1,919
5.235% due 08/25/2035 •	692	672
5.600% due 05/25/2042 ~	463	449
6.210% due 08/25/2035 •	60	57
6.310% due 11/25/2035 ~	190	192
6.310% due 11/25/2036 ~	1,957	1,921
6.830% due 09/25/2035 •	61	60
6.980% due 12/25/2034 ~	25	24
7.230% due 10/25/2035 ~	8	8
7.410% due 05/25/2035 •	23	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	$811	$726

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~	7,810	7,721

COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	6,600	6,526
4.550% due 04/25/2067 •	9,292	9,253
6.393% due 06/25/2069 þ	2,290	2,316
6.421% due 05/25/2069 þ	896	908
6.467% due 08/25/2067 þ	3,787	3,823
7.297% due 12/25/2067 •	7,516	7,497

Commercial Mortgage Trust
3.545% due 02/10/2036	3,800	3,727

Community Program Loan Trust
4.500% due 04/01/2029	1	1

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 •	363	170

Countrywide Alternative Loan Trust
3.735% due 08/25/2035 ~	1,788	1,698
4.614% due 02/20/2047 ~	1,151	926
4.629% due 12/20/2046 ~	5,218	4,561
4.735% due 10/25/2035 ~	1,976	719
4.755% due 02/25/2047 •	4,359	4,247
4.815% due 07/25/2046 •	7,156	6,426
4.815% due 09/25/2046 •	177	171
4.834% due 07/20/2046 •	381	323
4.835% due 06/25/2037 •	499	458
4.854% due 03/20/2046 ~	190	164
4.855% due 06/25/2046 •	1,139	913
4.935% due 05/25/2035 •	175	148
4.935% due 06/25/2035 ~	1,196	1,142
4.975% due 02/25/2036 ~	63	54
4.995% due 12/25/2035 •	336	303
5.011% due 05/25/2035 •	90	75
5.015% due 02/25/2036 •	170	155
5.074% due 11/20/2035 •	111	107
5.095% due 10/25/2035 •	2,563	1,705
5.135% due 01/25/2046 •	801	661
5.169% due 02/25/2036 •	1,228	1,138
5.195% due 12/25/2035 •	4,565	3,841
5.311% due 12/25/2034 •	1,323	1,276
5.475% due 03/25/2047 •	1,686	1,437
5.500% due 04/25/2035	772	531
5.500% due 11/25/2035	711	394
5.500% due 03/25/2036	62	27
5.635% due 02/25/2036 ~	419	381
5.750% due 03/25/2037 ~	243	127
5.750% due 04/25/2047	341	179
5.885% due 11/25/2047 •	2,529	2,180
5.975% due 11/25/2035 ~	1,453	1,278
6.000% due 03/25/2037	927	474
6.000% due 04/25/2037	3,003	1,610
6.015% due 11/25/2047 ~	4,612	3,976
6.250% due 12/25/2033	10	11
6.250% due 07/25/2036	3,697	1,042
6.500% due 11/25/2031	13	14
6.500% due 06/25/2036	3,234	1,484
7.000% due 10/25/2035	3,000	1,522

Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 07/19/2033 •	44	42
4.491% due 04/25/2035 •	273	235
4.543% due 05/19/2033 •	6	5
4.643% due 07/19/2033 •	774	687
4.888% due 01/20/2035 ~	1,705	1,597
4.905% due 03/20/2036 •	3,373	3,010
4.915% due 03/25/2036 •	8,573	8,135
4.933% due 01/25/2036 •	15	15
4.935% due 03/25/2036 •	5,213	4,694
5.015% due 04/25/2035 ~	5	5
5.028% due 06/20/2036 •	576	514
5.035% due 03/25/2035 •	23	14
5.055% due 03/25/2035 •	17	15
5.075% due 03/25/2035 ~	1,481	1,410
5.098% due 05/20/2035 •	1,464	952
5.115% due 02/25/2035 •	38	35
5.135% due 02/25/2035 •	307	278
5.135% due 05/25/2035 ~	1,136	834
5.160% due 11/25/2034 ~	1,077	670
5.215% due 02/25/2035 ~	54	50

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.355% due 09/25/2034 •	$134	$116
5.415% due 02/20/2035 •	19	19
5.500% due 06/25/2034	1,644	1,291
5.500% due 06/25/2035	3,486	1,913
5.500% due 05/25/2036	1,028	879
5.607% due 02/20/2036 •	325	283
5.750% due 12/25/2035	962	458
5.750% due 02/25/2036	3,468	1,581
6.000% due 03/25/2037	3,063	1,386
6.000% due 11/25/2037	68	30
6.164% due 12/19/2033 •	243	238
6.248% due 02/20/2036 •	632	584
6.306% due 06/19/2031 •	1	1
6.335% due 06/20/2034 •	1,181	1,096
6.662% due 02/20/2036 •	33	29
6.688% due 02/19/2034 ~	6	6
6.741% due 02/25/2034 •	5	5
6.932% due 02/19/2034 •	6	6

Credit Suisse First Boston Mortgage Securities Corp.
2.676% due 12/25/2032 •	26	21
4.679% due 12/25/2033 ~	81	81
5.083% due 03/25/2032 •	43	41
5.585% due 09/25/2034 ~	217	389
5.750% due 04/25/2033	5	5
5.994% due 06/25/2033 ~	85	81
6.250% due 07/25/2035	108	111
6.318% due 08/25/2033 ~	769	702
6.435% due 03/25/2034 ~	1,130	764
7.000% due 02/25/2033	8	8

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.068% due 10/25/2033 ~	1,193	1,102
5.500% due 11/25/2035	120	88
7.338% due 10/25/2033 •	23	23

Credit Suisse First Boston Mortgage-Backed Trust
5.635% due 10/25/2034 ~	1,850	1,744

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~	5,827	5,130
2.000% due 10/25/2060 •	5,864	5,271
2.257% due 08/15/2037	463	455
2.750% due 01/25/2060	9,795	7,533
2.750% due 01/25/2060 •	5,626	4,319
2.975% due 07/25/2057 ~	1,000	851
3.250% due 01/25/2060	7,373	5,647
3.250% due 01/25/2060 ~	3,775	2,842
3.375% due 01/25/2060	1,000	822
3.616% due 01/25/2060 •	3,343	2,276
3.689% due 02/25/2061 ~	4,751	4,736
3.904% due 04/25/2062 ~	5,177	4,930
4.097% due 04/28/2037 •	211	193
4.193% due 07/27/2061 •	8,707	8,682
4.516% due 02/27/2036 •	3,678	2,379
5.500% due 04/25/2036	566	401
5.750% due 12/26/2035	165	97
6.250% due 05/26/2048	5,732	4,698
6.284% due 10/15/2037 •	1,000	991
6.421% due 10/25/2037 •	176	103

Cross Mortgage Trust
5.129% due 09/25/2069 ~	7,477	7,441
5.549% due 12/25/2069 •	985	985
6.093% due 04/25/2069 þ	2,172	2,191
6.147% due 07/25/2069 þ	22,450	22,709
6.272% due 06/25/2069 þ	3,090	3,125
6.615% due 03/25/2068 þ	1,558	1,576

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,231

DC Office Trust
2.965% due 09/15/2045	2,205	1,987

Deephaven Residential Mortgage Trust
4.300% due 03/25/2067 ~	1,563	1,506

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.795% due 01/25/2047 ~	3,484	3,199
5.075% due 08/25/2047 ~	4,074	3,010

Downey Savings & Loan Association Mortgage Loan Trust
5.031% due 08/19/2045 ~	349	219
5.575% due 04/19/2046 ~	232	190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ	$972	$975
5.655% due 02/25/2060 «þ	1,800	1,805
5.726% due 01/25/2060 þ	1,093	1,102

Extended Stay America Trust
5.513% due 07/15/2038 ~	50,237	50,223

First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 •	388	355
4.606% due 09/25/2035 •	427	182
4.655% due 03/25/2035 •	73	42
4.813% due 02/25/2037 ~	1,033	712
5.170% due 09/25/2034 •	174	176
5.537% due 07/25/2035 •	2,439	2,302
5.700% due 12/25/2035 ~	364	278
6.142% due 06/25/2034 ~	513	509

First Horizon Mortgage Pass-Through Trust
5.006% due 01/25/2036 •	1,392	707
5.269% due 10/25/2035 ~	1,261	1,166
5.276% due 01/25/2036 ~	379	337

GCAT Trust
3.450% due 10/25/2068 ~	1,500	1,385
4.250% due 05/25/2067 •	15,507	14,533
6.007% due 01/25/2059 þ	936	940
6.085% due 06/25/2059 þ	1,421	1,431

GMAC Mortgage Corp. Loan Trust
4.323% due 05/25/2035 ~	730	674
4.837% due 09/19/2035 ~	771	631
7.250% due 05/25/2035 ~	5	5

GreenPoint Mortgage Funding Trust
4.855% due 04/25/2036 •	84	75
4.895% due 06/25/2045 ~	6,451	5,101
5.320% due 07/25/2035 ~	5,062	4,739

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	6,879
5.690% due 12/15/2036 ~	4,156	4,141

GS Mortgage Securities Trust
3.621% due 10/10/2035	2,000	1,971

GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~	1,100	941

GS Mortgage-Backed Securities Trust
3.750% due 07/25/2061 •	2,241	2,164

GSAA Home Equity Trust
5.986% due 11/25/2033 þ	392	357

GSC Capital Corp. Mortgage Trust
4.795% due 05/25/2036 •	634	612

GSMPS Mortgage Loan Trust
4.785% due 09/25/2035 ~	13,807	11,828
4.785% due 01/25/2036 ~	17,531	14,152
7.000% due 06/25/2043	319	333
8.000% due 09/19/2027 •	142	137

GSMSC Resecuritization Trust
5.044% due 11/26/2037 ~	12,150	11,409

GSR Mortgage Loan Trust
4.739% due 01/25/2036 ~	91	85
4.785% due 01/25/2034 ~	1	1
4.935% due 07/25/2035 ~	306	272
5.063% due 06/25/2034 •	622	558
5.079% due 12/25/2034 •	966	128
5.293% due 04/25/2035 •	238	224
5.743% due 09/25/2035 ~	2,496	2,032
6.000% due 03/25/2032	5	5
6.425% due 01/25/2034 ~	1,004	770
6.697% due 09/25/2035 •	8	8
7.320% due 04/25/2035 •	255	240

HarborView Mortgage Loan Trust
4.335% due 06/19/2036 ~	684	275
4.794% due 06/19/2045 ~	220	102
4.811% due 01/19/2038 •	19,202	17,187
4.811% due 02/19/2046 ~	166	154
4.841% due 12/19/2036 •	898	706
4.871% due 05/19/2035 •	517	497
4.911% due 06/19/2035 ~	2,952	2,879
4.911% due 01/19/2036 ~	21	21
4.911% due 03/19/2036 •	5,065	4,637
4.911% due 12/19/2036 •	6,077	5,743
5.131% due 01/19/2035 ~	10	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.334% due 06/20/2035 ~	$114	$107
5.721% due 08/19/2034 •	48	44
5.740% due 11/19/2034 ~	3	3
5.757% due 08/19/2034 ~	649	464
6.159% due 06/20/2035 •	2,299	1,804

Hilton USA Trust
2.828% due 11/05/2035	6,500	5,390
3.719% due 11/05/2038	1,000	980

HomeBanc Mortgage Trust
5.125% due 03/25/2035 ~	108	88
5.170% due 10/25/2035 •	9,290	9,248

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	1,192	378

Impac Secured Assets Trust
4.655% due 05/25/2037 •	3,274	2,706
4.705% due 07/25/2035 •	853	543
4.745% due 07/25/2035 ~	806	520
5.135% due 05/25/2036 •	11	10
5.442% due 03/25/2034 þ	317	294
6.326% due 07/25/2035 •	1,170	733

IndyMac Adjustable Rate Mortgage Trust
6.636% due 01/25/2032 ~	2	2

IndyMac INDA Mortgage Loan Trust
3.290% due 11/25/2035 ~	1,330	1,013
5.653% due 01/25/2036 ~	305	289

IndyMac INDX Mortgage Loan Trust
2.916% due 06/25/2036 ~	407	323
3.351% due 06/25/2035 •	2,753	2,169
3.430% due 06/25/2036 •	2,610	2,043
3.474% due 06/25/2036 •	1,539	962
3.515% due 06/25/2036 ~	722	627
3.681% due 02/25/2036 •	2,912	2,096
3.786% due 02/25/2036 •	2,020	1,593
3.800% due 05/25/2035 •	1,242	1,082
3.850% due 07/25/2035 ~	845	774
4.161% due 01/25/2036 •	2,977	2,689
4.352% due 06/25/2034 ~(a)	1,234	996
4.675% due 07/25/2036 •	11,919	11,586
4.715% due 09/25/2035 ~	7,216	4,884
4.735% due 06/25/2037 •	101	36
4.775% due 11/25/2036 •	151	149
4.795% due 07/25/2037 ~	5,175	4,744
4.795% due 08/25/2037 ~	2,915	2,667
4.799% due 07/25/2037 ~	2,484	1,054
4.815% due 09/25/2046 •	311	278
4.915% due 04/25/2035 ~	81	65
4.995% due 03/25/2035 •	5	5
5.075% due 02/25/2035 ~	448	411
5.075% due 07/25/2045 •	2,956	2,356
5.175% due 07/25/2045 ~	610	459
5.235% due 11/25/2034 ~	2,016	1,906
5.655% due 09/25/2034 ~	59	47

JP Morgan Alternative Loan Trust
4.915% due 07/25/2036 ~	12,591	11,450
4.915% due 11/25/2036 ~	3,143	2,688
4.938% due 06/27/2037 ~	1,022	626
4.995% due 06/25/2037 ~	31,152	11,348
6.039% due 06/27/2037 ~	13,581	6,502

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	16,518
2.713% due 08/15/2049	1,890	1,874
3.648% due 12/15/2049 •	300	294
4.549% due 07/05/2033	23,176	19,653
5.417% due 02/15/2035 ~	5,681	5,632
5.699% due 11/15/2038 •	7,000	6,978
5.811% due 07/05/2033 ~	3,239	2,978
5.817% due 12/15/2031 ~	429	419

JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~	445	233
4.471% due 10/25/2036 ~	1,102	623
4.625% due 07/25/2063 ~	1,238	1,200
4.915% due 08/25/2037 ~	2,370	760
5.000% due 07/25/2036	210	82
5.061% due 06/25/2035 •	813	672
5.250% due 11/25/2063 ~	821	820
5.481% due 10/25/2035 •	24	16
5.590% due 03/25/2055 ~	5,436	5,450

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.690% due 02/25/2055 •	$3,949	$3,962
5.784% due 10/25/2035 •	164	154
5.990% due 07/25/2064 •	1,227	1,238
6.147% due 06/25/2035 ~	41	33
7.202% due 08/25/2034 •	799	763
7.700% due 08/25/2036	32	13

JPMorgan Seasoned Mortgage Trust
4.451% due 01/25/2063 ~	983	944

Legacy Mortgage Asset Trust
4.650% due 11/25/2060 þ	1,654	1,653
4.750% due 07/25/2061 þ	7,141	7,126
5.250% due 07/25/2067 þ	1,866	1,863
5.892% due 10/25/2066 þ	1,743	1,744

Lehman Mortgage Trust
5.500% due 02/25/2036	201	95

Lehman XS Trust
4.795% due 11/25/2035 ~	3,580	3,592
4.975% due 12/25/2035 •	2,613	2,422

Luminent Mortgage Trust
4.855% due 05/25/2036 •	1,915	1,684

Lux Trust
7.010% due 08/15/2040 •	2,800	2,832

Manhattan West Mortgage Trust
2.130% due 09/10/2039	3,400	3,171

MASTR Adjustable Rate Mortgages Trust
3.919% due 07/25/2034 ~	635	571
4.673% due 02/25/2034 •	1,120	986
4.735% due 03/25/2047 •	5,280	4,774
4.765% due 12/25/2034 •	179	166
5.269% due 05/25/2034 •	841	524
5.535% due 09/25/2037 •	3,416	1,359
5.585% due 07/25/2035 •	9,248	4,740
6.750% due 12/25/2033 •	3	3
6.817% due 12/21/2034 ~	29	28

MASTR Alternative Loan Trust
5.500% due 04/25/2035	577	522
6.161% due 06/25/2033 •	228	145

MASTR Asset Securitization Trust
5.500% due 03/25/2034	570	469

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032	1,796	282

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •	13	13

Merrill Lynch Alternative Note Asset Trust
5.750% due 05/25/2037	79	76

Merrill Lynch Mortgage Investors Trust
5.055% due 08/25/2028 •	1	1
5.075% due 10/25/2028 ~	42	39
5.095% due 06/25/2028 •	1	1
5.155% due 08/25/2035 •	12,000	11,183
5.175% due 03/25/2028 ~	2	2
5.205% due 04/25/2035 •	6	5
5.255% due 05/25/2036 •	223	206
5.439% due 09/25/2029 •	471	457
5.635% due 03/25/2028 ~	172	132
6.039% due 11/25/2035 •	2,722	2,636
6.059% due 08/25/2033 ~	18	0
6.229% due 05/25/2036 •	4,840	4,370

MFA Trust
1.947% due 04/25/2065 •	260	250
2.855% due 07/25/2060 ~	500	415
3.300% due 08/25/2061 •	8,034	7,489
4.400% due 03/25/2068 þ	5,097	5,023
6.105% due 12/25/2068 þ	15,096	15,194
6.775% due 10/25/2058 þ	1,209	1,225

Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,630
2.500% due 11/25/2060 ~	5,358	4,554
3.250% due 01/25/2061 •	97	81
3.721% due 09/25/2057 ~	71	70
3.968% due 11/25/2058 ~	1,000	842

Morgan Stanley Capital Trust
5.434% due 05/15/2036 •	5,347	3,683

Morgan Stanley Mortgage Loan Trust
3.416% due 10/25/2037 ~	2,380	1,363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.685% due 03/25/2036 •	$2,007	$1,327
4.695% due 03/25/2036 •	7,892	5,221
5.335% due 02/25/2036 •	219	207
5.791% due 10/25/2034 ~	12	12
7.625% due 11/25/2037 ~	1,828	897

Morgan Stanley Re-REMIC Trust
3.503% due 06/26/2047 •	11,317	9,989

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	2,188	2,127

MTN Commercial Mortgage Trust
5.717% due 03/15/2039 •	6,165	6,146

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	291	270

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	14,239	13,656
3.000% due 07/25/2059 •	1,000	912
3.250% due 02/25/2059 •	6,146	5,952
3.500% due 12/25/2057 •	292	282
4.000% due 02/25/2057 •	15,481	14,984
4.500% due 05/25/2058 •	435	425

New York Mortgage Trust
3.215% due 07/25/2061	250	215
3.514% due 07/25/2061	2,000	1,738
3.750% due 02/25/2068 ~	898	831
4.670% due 08/25/2061 þ	1,986	1,975
5.379% due 06/25/2069 •	1,161	1,158

NLT Trust
3.200% due 10/25/2062 ~	11,631	10,546

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.535% due 08/25/2034 •	630	714
5.754% due 10/25/2034 þ	6,871	6,731
6.159% due 05/25/2036 ~	202	38

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •	3,865	3,839

OBX Trust
3.646% due 03/25/2053 ~	3,476	3,409
3.665% due 04/25/2053 ~	5,388	5,325
5.110% due 08/25/2062 þ	1,271	1,264
5.949% due 02/25/2063 þ	5,656	5,670
6.030% due 01/25/2064 þ	2,095	2,111
6.100% due 09/25/2062 þ	13,623	13,633
6.113% due 03/25/2063 þ	2,739	2,751
6.233% due 05/25/2064 þ	1,548	1,568
6.465% due 10/25/2063 þ	2,273	2,298
6.520% due 07/25/2063 þ	1,560	1,578
6.567% due 06/25/2063 þ	2,468	2,496
6.844% due 04/25/2063 þ	982	994
7.045% due 09/25/2063 þ	1,857	1,883
7.159% due 10/25/2063 þ	3,174	3,238

One Market Plaza Trust
3.614% due 02/10/2032	2,337	2,195

One New York Plaza Trust
5.384% due 01/15/2036 •	9,700	9,304

ONE Park Mortgage Trust
5.133% due 03/15/2036 •	2,600	2,564

OPEN Trust
7.408% due 11/15/2040 •	3,189	3,207

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.410% due 07/25/2035 ~	5,820	5,846

PRET LLC
3.900% due 10/25/2063 ~	1,029	985
5.925% due 10/25/2054 þ	5,066	5,062
5.963% due 11/25/2054 þ	2,643	2,645

PRET Trust
4.000% due 08/25/2064 þ	1,000	958
4.000% due 07/25/2069 þ	988	950
4.075% due 06/25/2064 •	937	887

Prime Mortgage Trust
3.942% due 10/25/2032 ~	414	366
5.250% due 06/25/2033	324	313

PRKCM Trust
6.333% due 03/25/2059 þ	1,543	1,555
6.431% due 05/25/2059 þ	835	844
6.584% due 09/25/2058 þ	2,067	2,090
7.225% due 11/25/2058 þ	1,171	1,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM LLC
3.750% due 03/25/2054 þ	$849	$826
3.750% due 04/25/2055 þ	1,300	1,254
4.000% due 11/25/2053 þ	387	381
4.000% due 01/25/2054 þ	840	824
4.000% due 05/25/2054 þ	813	798
4.000% due 07/25/2054 þ	833	812
4.000% due 10/25/2054 þ	924	898
4.000% due 11/25/2054 þ	1,933	1,869
4.200% due 12/25/2064 þ	897	878
4.500% due 02/25/2055 þ	982	969
5.228% due 08/25/2069 þ	7,893	7,847
5.699% due 11/25/2029 þ	951	951
5.870% due 11/25/2029 þ	2,472	2,472
5.897% due 12/25/2029 þ	1,520	1,523
6.414% due 08/25/2029 þ	919	921
7.026% due 03/25/2029 þ	4,763	4,778

PRPM Trust
5.674% due 12/26/2069 þ	4,252	4,266
5.802% due 11/25/2069 þ	3,306	3,318
6.221% due 11/25/2068 þ	6,035	6,088
6.250% due 08/25/2068 þ	1,993	2,005
6.265% due 12/25/2068 þ	830	838
6.327% due 06/25/2069 þ	18,656	19,011

RCKT Mortgage Trust
5.158% due 10/25/2044 þ	3,477	3,462
5.553% due 03/25/2055 «þ	4,400	4,402
5.582% due 12/25/2044 þ	3,970	3,985
5.653% due 01/25/2045 þ	4,208	4,226
5.846% due 08/25/2044 þ	44,801	44,984
6.808% due 09/25/2043 ~	678	686

Residential Accredit Loans, Inc. Trust
4.795% due 11/25/2036 ~	6,089	3,255
4.815% due 07/25/2036 •	518	471
4.815% due 07/25/2036 ~	4,465	4,090
4.815% due 08/25/2036 ~	4,319	4,326
4.815% due 04/25/2046 ~	988	920
4.835% due 10/25/2046 ~	5,075	4,884
4.929% due 02/25/2035 ~	427	378
5.517% due 12/25/2035 ~	618	541
5.544% due 10/25/2037 •	749	603
5.883% due 09/25/2034 ~	2	2
6.000% due 12/25/2035	2,324	1,994
6.169% due 12/26/2034 ~	125	80
6.500% due 10/25/2036	17,467	15,087

Residential Asset Securitization Trust
4.785% due 10/25/2048	2	2
4.885% due 02/25/2034 ~	14	13
4.885% due 04/25/2035 ~	3,293	1,715
4.935% due 08/25/2036 ~	2,727	884
6.000% due 08/25/2036	6,009	2,662
6.250% due 08/25/2036	1,752	1,139
6.500% due 04/25/2037	4,346	1,194

Residential Funding Mortgage Securities, Inc. Trust
3.200% due 02/25/2037 ~	202	172
4.415% due 06/25/2035 •	1,593	899
5.552% due 02/25/2036 •	67	63
5.556% due 09/25/2035 ~	4,271	2,474
6.000% due 04/25/2037	82	63
6.001% due 02/25/2037 ~	498	449
6.098% due 02/25/2036 ~	30	28
6.423% due 10/25/2037 ~	1,047	1,022

RiverView HECM Trust
4.540% due 05/25/2047 ~	2,334	2,047

SACO Trust
7.000% due 08/25/2036	2	2

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ	1,000	1,003

Sequoia Mortgage Trust
4.554% due 11/25/2063 ~	7,801	7,719
4.766% due 06/20/2034 •	33	31
4.801% due 01/20/2047 ~	288	207
4.894% due 02/20/2035 •	281	266
5.054% due 11/20/2034 •	12	12
5.131% due 10/19/2026 ~	10	9
5.194% due 10/20/2027 •	1	1
5.234% due 10/20/2027 •	2	2
5.290% due 02/20/2034 •	41	37

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.364% due 05/20/2034 •	$125	$118
5.794% due 10/20/2027 ~	50	49
5.817% due 08/20/2034 •	29	28
6.362% due 09/20/2032 •	9	8

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~	1,800	1,776

SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	389	387

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	13,315	13,286

SMRT Commercial Mortgage Trust
5.320% due 01/15/2039 ~	25,570	25,394

Structured Adjustable Rate Mortgage Loan Trust
3.955% due 05/25/2036 ~	2,329	1,334
4.080% due 02/25/2036 ~	53	45
4.815% due 07/25/2037 •	4,547	4,242
5.170% due 06/25/2034 ~	151	146
5.184% due 07/25/2035 ~	25	22
5.250% due 04/25/2035 ~	33	29
5.275% due 09/25/2034 ~	329	318
6.035% due 01/25/2035 ~	279	255
6.035% due 05/25/2035 ~	324	258
6.415% due 04/25/2034 ~	1	1
6.527% due 02/25/2034 •	17	17

Structured Asset Mortgage Investments Trust
4.735% due 02/25/2037 •	736	702
4.815% due 09/25/2047 •	7,238	6,707
4.975% due 08/25/2035 •	3,621	3,445
4.995% due 02/25/2036 ~	91	76
5.031% due 07/19/2034 ~	179	165
5.055% due 12/25/2035 ~	11,329	9,430
5.131% due 03/19/2034 ~	66	62
5.271% due 10/19/2033 •	32	29
5.331% due 11/19/2033 •	668	603
5.631% due 10/19/2033 •	724	739
6.750% due 05/02/2030 •	63	0

Structured Asset Securities Corp. Mortgage Loan Trust
4.725% due 10/25/2036 •	184	153
7.500% due 10/25/2036	1,019	587

SunTrust Adjustable Rate Mortgage Loan Trust
6.710% due 01/25/2037 •	78	56
7.149% due 01/25/2037 ~	840	836

TBW Mortgage-Backed Pass-Through Certificates
6.500% due 04/25/2036	1,260	402
6.500% due 07/25/2036	5,765	2,076

TBW Mortgage-Backed Trust
7.000% due 07/25/2036	863	368

Thornburg Mortgage Securities Trust
4.334% due 09/25/2037 ~	15,093	8,038
4.585% due 09/25/2037 ~	861	854

Towd Point Mortgage Trust
1.636% due 04/25/2060 •	32,558	29,452
2.250% due 12/25/2061 •	5,720	5,524
2.710% due 01/25/2060 ~	25,275	24,152
2.750% due 06/25/2057 ~	3,665	3,565
2.900% due 10/25/2059 ~	9,495	9,063
3.000% due 10/25/2057 ~	1,000	942
3.250% due 07/25/2056 ~	695	685
4.107% due 04/25/2056 ~	1,000	929
4.416% due 10/27/2064 •	6,837	6,842
4.492% due 10/25/2064 •	11,749	11,813
5.109% due 07/25/2065 •	863	872
5.435% due 10/25/2059 ~	257	261
5.725% due 11/25/2064 þ	3,211	3,224
6.135% due 10/25/2059 ~	11,615	11,845

TTAN
5.284% due 03/15/2038 •	1,538	1,534

UBS Commercial Mortgage Trust
5.217% due 02/15/2032 •	12,366	12,363

Verus Securitization Trust
0.820% due 10/25/2063 •	863	831
1.057% due 10/25/2063 •	23	22
1.262% due 10/25/2063 •	35	34
4.130% due 02/25/2067 þ	6,290	5,956
4.260% due 02/25/2067 þ	1,309	1,249
5.041% due 08/25/2067 þ	757	754
5.218% due 09/25/2069 ~	2,349	2,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.811% due 05/25/2068 þ	$2,205	$2,209
5.999% due 02/25/2068 þ	960	962
6.116% due 03/25/2069 þ	12,378	12,488
6.192% due 06/25/2069 þ	3,032	3,060
6.218% due 06/25/2069 þ	2,294	2,324
6.338% due 04/25/2069 þ	1,787	1,810
6.443% due 08/25/2068 þ	1,594	1,609
6.476% due 06/25/2068 þ	1,041	1,050
6.665% due 09/25/2068 þ	7,196	7,272
6.876% due 11/25/2068 •	823	835
7.070% due 10/25/2068 þ	3,953	4,032

Visio Trust
6.598% due 10/25/2058 þ	976	986

Wachovia Mortgage Loan Trust LLC
7.507% due 10/20/2035 ~	58	56

WaMu Mortgage Pass-Through Certificates Trust
2.667% due 11/25/2041 ~	2	2
3.878% due 05/25/2037 •	781	672
4.805% due 05/25/2034 ~	14,279	13,248
4.975% due 12/25/2045 •	3,723	3,732
5.005% due 10/25/2035 ~	776	708
5.015% due 07/25/2045 •	3,738	3,674
5.175% due 11/25/2034 ~	72	69
5.178% due 09/25/2035 •	2,814	2,613
5.215% due 10/25/2044 •	206	200
5.275% due 06/25/2044 •	963	950
5.415% due 11/25/2034 •	460	437
5.415% due 10/25/2045 •	671	656
5.435% due 07/25/2044 ~	10	9
5.475% due 11/25/2046 ~	7,691	6,496
5.500% due 06/25/2033 ~	917	783
5.635% due 08/25/2046 •	4,008	3,677
5.664% due 06/25/2034 ~	19	18
5.664% due 06/25/2034 •	266	232
5.683% due 08/25/2046 •	10,788	9,237
5.760% due 03/25/2033 •	46	46
5.884% due 07/25/2034 •	489	445
6.035% due 06/25/2042 •	51	47
6.035% due 08/25/2042 •	664	641
6.035% due 04/25/2044 •	386	330
6.233% due 08/25/2033 •	4	4
6.343% due 01/25/2033 ~	676	668
6.366% due 12/19/2039 •	93	87
6.500% due 06/25/2034 •	130	128
6.712% due 10/25/2033 •	78	65

Washington Mutual Mortgage Pass-Through Certificates Trust
5.085% due 10/25/2035 •	297	267
5.385% due 02/25/2047 •	11,139	10,258
5.442% due 02/25/2033 ~	340	322
5.465% due 11/25/2046 ~	11,614	9,772
5.500% due 05/25/2035	1,145	1,003
5.500% due 06/25/2035	97	88
5.500% due 11/25/2035	151	133
5.750% due 03/25/2033	63	56
5.765% due 02/25/2033 ~	480	497
6.245% due 12/25/2032 •	82	78
6.647% due 12/25/2032 •	73	73
6.769% due 11/25/2030 •	3	3
7.500% due 04/25/2033 ~	106	36

Wells Fargo Mortgage Loan Trust
4.212% due 09/27/2036 •	462	455

Wells Fargo Mortgage-Backed Securities Trust
6.931% due 12/25/2036 •	33	33

WSTN Trust
6.297% due 07/05/2037 •	4,800	4,886

Total Non-Agency Mortgage-Backed Securities (Cost $1,859,437)		1,792,769

ASSET-BACKED SECURITIES 59.3%

AUTOMOBILE ABS OTHER 0.8%

Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032	418	420
5.215% due 09/15/2032	418	420

AmeriCredit Automobile Receivables Trust
4.939% due 02/18/2028 ~	3,053	3,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carmax Select Receivables Trust
5.024% due 05/15/2028 •	$3,000	$3,001
5.079% due 09/15/2027 •	4,376	4,378

Exeter Automobile Receivables Trust
6.310% due 10/15/2027	983	986

GM Financial Consumer Automobile Receivables Trust
4.709% due 06/16/2027 ~	15,503	15,505

M&T Bank Auto Receivables Trust
4.849% due 05/15/2028 •	17,850	17,838

Tesla Electric Vehicle Trust
4.864% due 12/21/2026 ~	11,473	11,478

Westlake Automobile Receivables Trust
5.009% due 08/16/2027 •	2,560	2,564

World Omni Auto Receivables Trust
4.779% due 09/15/2027 ~	295	295

		59,941

AUTOMOBILE SEQUENTIAL 12.2%

Ally Auto Receivables Trust
4.140% due 07/16/2029	3,500	3,484
4.460% due 07/15/2027	4,582	4,580

Ally Bank Auto Credit-Linked Notes Trust
4.970% due 09/15/2032	1,004	1,011

American Credit Acceptance Receivables Trust
4.810% due 03/13/2028	399	399

American Heritage Auto Receivables Trust
4.830% due 03/15/2028	800	801

AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029	5,900	5,969
5.750% due 02/18/2028	3,336	3,347

ARI Fleet Lease Trust
4.380% due 01/17/2034	2,400	2,396

Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,867
5.810% due 12/20/2029	1,000	1,037

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028	1,300	1,310

BMW Vehicle Lease Trust
4.180% due 10/25/2027	5,300	5,287
4.290% due 01/25/2027	3,851	3,846

BofA Auto Trust
5.350% due 11/15/2028	1,500	1,518
5.570% due 12/15/2026	1,474	1,478

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	1,300	1,302
4.840% due 09/15/2027	1,655	1,656
5.340% due 04/17/2028	12,800	12,849
5.540% due 02/16/2027	3,615	3,620

CarMax Auto Owner Trust
4.670% due 12/15/2027	2,800	2,802
4.750% due 10/15/2027	3,368	3,377
5.280% due 05/15/2028	4,113	4,145

Carmax Select Receivables Trust
4.760% due 05/15/2028	3,600	3,603
5.400% due 11/15/2028	6,200	6,267
5.780% due 09/15/2027	7,565	7,595

Carvana Auto Receivables Trust
0.800% due 01/10/2027	710	702
0.860% due 01/11/2027	335	333
4.260% due 10/10/2029	3,900	3,893
4.310% due 09/10/2030	2,300	2,287
4.500% due 06/12/2028	2,600	2,599
4.530% due 01/10/2029	4,600	4,600
4.550% due 05/10/2030	8,200	8,197
4.610% due 11/10/2027	1,989	1,989
4.620% due 02/10/2028	2,400	2,399
4.640% due 01/10/2030	3,000	3,010
4.740% due 12/10/2030	1,800	1,811
4.740% due 04/10/2031	5,400	5,408
4.780% due 05/10/2028	700	701
4.840% due 12/10/2027	963	964
4.910% due 08/10/2029	1,100	1,107
5.080% due 03/11/2030	2,000	2,033
5.210% due 06/10/2030	2,600	2,641

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.330% due 07/10/2029	$3,300	$3,331
5.500% due 08/10/2027	973	975
5.620% due 01/10/2029	9,200	9,311
5.630% due 11/10/2027	1,629	1,633
5.710% due 07/10/2028	1,482	1,499
5.710% due 07/10/2029	1,300	1,335
5.740% due 11/13/2029	9,457	9,752
5.770% due 04/12/2027	4,667	4,674
5.820% due 08/10/2028	1,900	1,918
5.900% due 08/10/2027	1,384	1,389
6.090% due 11/10/2026	28	28
6.160% due 10/10/2028	500	507
6.230% due 01/11/2027	66	66

Chase Auto Owner Trust
4.180% due 08/27/2029	2,300	2,289
4.400% due 11/26/2027	1,784	1,783
5.220% due 07/25/2029	25,000	25,375
5.530% due 09/27/2027	16,735	16,806
5.680% due 01/25/2029	3,000	3,042

Citizens Auto Receivables Trust
5.830% due 02/15/2028	21,600	21,836
5.840% due 01/18/2028	2,269	2,288

CPS Auto Receivables Trust
4.910% due 06/15/2028	1,875	1,875
5.880% due 02/15/2028	13,919	13,997

Drive Auto Receivables Trust
4.500% due 09/15/2028	3,000	3,001
4.940% due 12/15/2027	6,787	6,795

Ent Auto Receivables Trust
6.220% due 08/16/2027	438	439
6.240% due 01/16/2029	2,000	2,026
6.260% due 11/15/2029	1,000	1,030

Enterprise Fleet Financing LLC
4.560% due 11/20/2028	2,700	2,709
4.650% due 10/20/2027	1,500	1,503
4.650% due 05/21/2029	2,164	2,163
4.690% due 07/20/2027	2,500	2,503
4.820% due 02/20/2029	1,500	1,513
4.980% due 08/21/2028	12,600	12,772
5.310% due 04/20/2027	15,100	15,174

Exeter Automobile Receivables Trust
4.450% due 03/15/2028	1,850	1,847
4.780% due 06/15/2027	2,200	2,201
4.790% due 04/15/2027	2,114	2,114
5.280% due 08/15/2030	1,400	1,406
5.600% due 05/17/2027	4,434	4,439
5.650% due 12/15/2027	1,000	1,005
5.820% due 02/15/2027	1,484	1,486

FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	510
5.540% due 04/16/2029	1,200	1,218
5.760% due 11/15/2027	1,620	1,628

FIRST HELP FINANCIAL LLC
4.920% due 02/15/2031	3,800	3,798
4.940% due 11/15/2030	1,600	1,604
5.690% due 02/15/2030	1,795	1,814
5.890% due 06/15/2030	1,447	1,466
6.790% due 10/15/2029	1,352	1,375

First Investors Auto Owner Trust
6.440% due 10/16/2028	946	957

Flagship Credit Auto Trust
5.640% due 03/15/2028	2,724	2,732

Ford Credit Auto Owner Trust
4.070% due 07/15/2029	2,900	2,888
4.320% due 08/15/2027	10,500	10,488
4.590% due 10/15/2027	6,800	6,807
4.610% due 08/15/2029	7,050	7,100
5.530% due 09/15/2028	7,626	7,726

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	1,000	1,001
4.760% due 10/15/2027	3,317	3,318
5.770% due 06/15/2027	1,976	1,982

GLS Auto Select Receivables Trust
4.430% due 12/17/2029	2,797	2,795
5.580% due 06/17/2030	2,368	2,397
5.590% due 10/15/2029	7,542	7,642
6.370% due 06/15/2028	1,150	1,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GM Financial Automobile Leasing Trust
4.210% due 10/20/2027	$5,000	$4,990
4.290% due 01/20/2027	3,600	3,594

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	4,700	4,709
4.470% due 02/16/2028	1,525	1,524
4.530% due 10/18/2027	2,400	2,401
5.130% due 04/16/2029	20,000	20,239
5.350% due 06/16/2027	15,503	15,553

GreenState Auto Receivables Trust
5.530% due 08/16/2027	1,727	1,733

Harley Davidson Motorcycle Trust
4.310% due 07/16/2029	12,200	12,200
4.620% due 08/16/2027	21,674	21,683
5.650% due 02/16/2027	1,857	1,863

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	1,500	1,494
5.570% due 09/25/2029	10,000	10,177

Hertz Vehicle Financing LP
1.680% due 12/27/2027	5,321	5,085

Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	5,200	5,199
4.560% due 03/15/2027	12,200	12,202

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	45,300	45,564

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	6,900	6,914
4.530% due 09/15/2027	4,400	4,400
4.840% due 03/15/2029	52,300	52,709

LAD Auto Receivables Trust
4.520% due 03/15/2029	1,200	1,201
4.600% due 12/15/2027	3,600	3,599
4.640% due 11/15/2027	2,000	2,001
5.420% due 02/15/2028	600	602
5.460% due 07/16/2029	500	509
5.610% due 08/15/2028	1,200	1,210
5.700% due 03/15/2027	282	282

Lendbuzz Securitization Trust
4.970% due 10/15/2029	1,868	1,870
5.100% due 10/15/2030	800	801

M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	29,200	29,235
5.220% due 02/17/2032	3,600	3,651
5.590% due 02/17/2032	2,630	2,639

Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026	5,734	5,734

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	2,800	2,801
4.510% due 06/15/2027	2,100	2,100

Octane Receivables Trust
4.940% due 05/20/2030	900	903

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	7,800	7,888

Oscar U.S. Funding LLC
4.470% due 03/12/2029	600	600
4.630% due 12/10/2027	2,282	2,285

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029	2,500	2,509
5.040% due 09/15/2027	3,086	3,092

Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	3,500	3,496
4.470% due 12/21/2026	2,307	2,306

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	413	418
7.130% due 01/26/2032	1,856	1,868

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	700	701
4.710% due 06/15/2028	12,400	12,407
4.880% due 09/15/2027	6,078	6,081
5.630% due 01/16/2029	7,900	7,979
5.910% due 06/15/2027	2,764	2,769

SBNA Auto Lease Trust
4.680% due 04/20/2027	2,750	2,751
4.830% due 04/20/2028	3,000	3,013
5.210% due 04/16/2029	1,100	1,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.320% due 12/15/2028	$4,200	$4,217
5.560% due 11/22/2027	6,700	6,765
5.670% due 11/20/2026	1,837	1,841
5.700% due 03/15/2027	405	405
6.520% due 04/20/2028	1,000	1,019

SCCU Auto Receivables Trust
5.110% due 06/15/2029	2,800	2,825
5.160% due 05/15/2030	3,200	3,257
5.450% due 12/15/2027	4,117	4,130
5.700% due 10/16/2028	1,500	1,520
5.700% due 08/15/2029	700	719
5.850% due 05/17/2027	714	716

SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030	2,900	2,912
4.650% due 05/22/2028	5,700	5,705
4.710% due 05/22/2028	2,291	2,292
5.470% due 10/20/2028	3,100	3,125
5.890% due 03/22/2027	297	298

Tesla Auto Lease Trust
4.790% due 01/20/2027	2,118	2,120

Tesla Electric Vehicle Trust
5.380% due 06/20/2028	25,000	25,244
5.380% due 02/20/2029	12,500	12,743
5.540% due 12/21/2026	5,966	5,981

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	5,000	5,013
4.550% due 08/16/2027	4,096	4,098

Tricolor Auto Securitization Trust
6.360% due 12/15/2027	228	230

United Auto Credit Securitization Trust
6.170% due 08/10/2026	87	87

Veros Auto Receivables Trust
6.280% due 11/15/2027	368	371

VStrong Auto Receivables Trust
5.790% due 08/16/2027	231	231

Westlake Automobile Receivables Trust
4.710% due 04/17/2028	2,500	2,506
4.820% due 09/15/2027	8,331	8,340
5.560% due 02/15/2028	1,400	1,417
5.750% due 08/16/2027	5,662	5,686
5.960% due 10/15/2026	347	347

World Omni Auto Receivables Trust
5.270% due 09/17/2029	2,200	2,224
5.480% due 09/15/2027	295	296
5.610% due 02/15/2028	727	731

World Omni Select Auto Trust
4.980% due 02/15/2030	20,000	20,175
5.370% due 02/15/2028	15,043	15,092

		904,786

CMBS OTHER 1.9%

ACREC LLC
5.622% due 08/18/2042 •	6,400	6,390
6.549% due 02/19/2038 •	2,807	2,824

AREIT Trust
6.431% due 08/17/2041 ~	3,056	3,068

BDS Ltd.
5.781% due 12/16/2036 ~	6,611	6,617

BSPRT Issuer Ltd.
5.754% due 12/15/2038 •	8,054	8,070

BXMT Ltd.
6.334% due 11/15/2037 •	8,325	8,286

HERA Commercial Mortgage Ltd.
5.481% due 02/18/2038 ~	804	801

LCCM Trust
5.884% due 11/15/2038 •	3,728	3,762

Lument Finance Trust, Inc.
5.604% due 06/15/2039 •	396	397

MF1 LLC
5.632% due 02/18/2040 •	9,100	9,078
6.054% due 03/19/2039 •	3,500	3,506
6.467% due 06/19/2037 ~	16,314	16,309

MF1 Ltd.
5.511% due 10/16/2036 ~	15,637	15,609

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.531% due 07/16/2036 •	$8,220	$8,220
5.667% due 02/19/2037 •	22,029	22,030
6.134% due 12/15/2035 •	8,013	8,017

PFP Ltd.
6.154% due 09/17/2039 ~	4,390	4,413

Ready Capital Mortgage Financing LLC
6.694% due 10/25/2039 ~	1,643	1,651

TPG Real Estate Finance Issuer Ltd.
5.634% due 03/15/2038 •	3,327	3,323
5.969% due 02/15/2039 •	6,275	6,256

		138,627

CREDIT CARD BULLET 0.1%

Synchrony Card Funding LLC
3.370% due 04/15/2028	11,500	11,493

CREDIT CARD OTHER 0.8%

Golden Credit Card Trust
1.140% due 08/15/2028	26,900	25,742
1.970% due 01/15/2029	33,100	31,711

		57,453

HOME EQUITY OTHER 18.0%

Aames Mortgage Investment Trust
5.350% due 10/25/2035 •	1,900	1,799

ABFC Trust
4.715% due 11/25/2036 ~	7,741	4,927
4.915% due 09/25/2036 •	3,962	3,907
5.115% due 04/25/2033 •	396	384
5.435% due 05/25/2037 ~	12,189	8,833
5.455% due 03/25/2032 •	148	149
5.685% due 06/25/2037 •	7,518	5,443

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	483	372

Accredited Mortgage Loan Trust
4.695% due 09/25/2036 •	304	303
6.093% due 04/25/2035 •	893	917

ACE Securities Corp. Home Equity Loan Trust
4.795% due 10/25/2036 ~	14,692	4,987
4.875% due 01/25/2037 •	22,710	4,992
4.875% due 05/25/2037 •	57,164	8,924
5.335% due 09/25/2033 •	665	661
5.485% due 12/25/2033 ~	454	464
5.485% due 07/25/2034 •	13	12
7.630% due 06/25/2034 ~	680	560

AFC Home Equity Loan Trust
5.035% due 06/25/2028 ~	62	61

American Home Mortgage Investment Trust
4.615% due 08/25/2035 •	3	3

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.723% due 06/25/2034 •	2,626	2,500
5.305% due 10/25/2035 •	9,909	9,764
5.350% due 01/25/2035 •	190	192
5.380% due 07/25/2035 ~	389	386
5.485% due 11/25/2034 •	7,176	7,077
5.545% due 03/25/2035 ~	3,825	3,786
6.490% due 11/25/2034 ~	3,844	3,424

Amortizing Residential Collateral Trust
5.435% due 10/25/2034 ~	1,467	1,467

Argent Securities Trust
4.595% due 10/25/2036 ~	18,217	5,338
4.675% due 10/25/2036 ~	3,022	886

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.905% due 01/25/2036 •	7,146	7,079
5.170% due 10/25/2035 ~	151	149
5.200% due 10/25/2035 ~	37,500	34,588
5.560% due 05/25/2034 •	1,231	1,031

Asset-Backed Securities Corp. Home Equity Loan Trust
4.077% due 01/25/2036 ~	10,181	9,949
4.954% due 06/15/2031 ~	111	110
5.140% due 11/25/2035 ~	15,516	15,545
5.784% due 04/15/2033 •	13	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview Financial Acquisition Trust
5.042% due 12/28/2036 ~	$7,064	$6,014

Bear Stearns Asset-Backed Securities Trust
2.802% due 09/25/2034 •	14	14
4.575% due 01/25/2037 •	792	770
4.755% due 08/25/2036 ~	274	264
5.085% due 01/25/2047 ~	6,957	5,678
5.175% due 11/25/2035 •	727	726
5.235% due 10/27/2032 ~	3	3
5.260% due 10/25/2036 •	15,186	14,392
5.335% due 12/25/2033 •	207	211
5.386% due 06/25/2043 ~	466	422
5.435% due 10/25/2037 •	5,397	4,637
5.435% due 11/25/2042 ~	42	41
5.530% due 01/25/2034 •	1,109	1,115
5.615% due 06/25/2043 ~	232	230
5.680% due 01/25/2035 ~	2,235	2,287
5.685% due 08/25/2037 ~	1,923	1,901
5.932% due 03/25/2035 •	8,392	8,465
5.935% due 11/25/2042 •	25	25
6.160% due 08/25/2034 ~	16	16

BNC Mortgage Loan Trust
4.645% due 07/25/2037 •	63,050	57,919

Centex Home Equity Loan Trust
5.002% due 06/25/2034 ~	212	207
5.455% due 03/25/2035 •	1,413	1,367
5.470% due 09/25/2034 •	7	7

Chase Funding Trust
4.537% due 09/25/2032	1	1
5.015% due 11/25/2034 •	1	1
5.335% due 05/25/2033 •	615	614

Citigroup Global Markets Mortgage Securities
7.000% due 12/25/2027	341	81

Citigroup Mortgage Loan Trust
4.595% due 01/25/2037 ~	531	386
4.715% due 01/25/2037 ~	9,336	8,682
4.755% due 09/25/2036 •	9,148	8,134
7.810% due 12/25/2033 •	2,516	2,521

Countrywide Asset-Backed Certificates Trust
4.430% due 01/25/2037 •	2,682	2,643
4.520% due 12/25/2034 •	363	330
4.620% due 12/25/2035 •	6,936	6,842
4.620% due 02/25/2036 •	6,250	5,642
4.635% due 10/25/2047 ~	13,830	13,072
4.689% due 01/25/2037 •	106	106
4.715% due 06/25/2035 ~	14,796	13,418
4.725% due 10/25/2047 •	47,529	41,019
4.855% due 08/25/2034 •	6,267	6,157
4.875% due 06/25/2047 •	15,170	14,369
4.935% due 04/25/2046 ~	5,403	5,296
4.995% due 04/25/2034 ~	379	355
5.020% due 06/25/2036 ~	15,625	15,371
5.125% due 12/25/2034 •	629	627
5.125% due 04/25/2036 ~	4,446	4,341
5.125% due 05/25/2036 •	11	11
5.155% due 05/25/2036 ~	50,400	47,962
5.175% due 12/25/2034 •	12	11
5.175% due 08/25/2047 •	485	473
5.215% due 11/25/2034 •	2,289	2,217
5.215% due 05/25/2036 ~	32,300	27,834
5.335% due 05/25/2032 ~	114	114
5.335% due 06/25/2034 •	587	583
5.405% due 08/25/2047 •	3,000	2,588
5.410% due 10/25/2034 •	295	302
5.435% due 09/25/2032 •	107	108
5.530% due 02/25/2036 ~	4,003	3,339
5.530% due 04/25/2036 ~	5,500	5,301
5.575% due 08/25/2035 ~	11,400	11,373
6.547% due 05/25/2036 þ	294	240

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •	13	13

Credit-Based Asset Servicing & Securitization LLC
3.208% due 05/25/2036 •	4,156	2,792
3.788% due 12/25/2035 •	1,377	1,309
4.955% due 03/25/2036 •	3,682	3,337
6.780% due 05/25/2035 þ	179	165

Credit-Based Asset Servicing & Securitization Trust
3.409% due 04/25/2037 þ	1,601	1,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ellington Loan Acquisition Trust
5.935% due 05/25/2037 ~	$2,023	$1,990

EMC Mortgage Loan Trust
5.935% due 08/25/2040 ~	141	143

Encore Credit Receivables Trust
5.125% due 07/25/2035 ~	273	266
5.365% due 11/25/2035 •	11,430	10,869
5.485% due 01/25/2036 •	12,708	10,694

EquiFirst Mortgage Loan Trust
9.535% due 10/25/2034 •	2,281	1,900

Equity One Mortgage Pass-Through Trust
3.175% due 07/25/2034 •	2	2

Finance of America Structured Securities Trust
4.000% due 10/01/2034 ~	4,744	4,713

First NLC Trust
4.575% due 08/25/2037 ~	24,222	12,090
4.715% due 08/25/2037 ~	1,323	660

Fremont Home Loan Trust
4.575% due 01/25/2037 ~	7,478	3,909
4.705% due 10/25/2036 •	26,576	24,043
5.290% due 07/25/2034 •	3,107	2,899
5.410% due 06/25/2035 ~	12,456	10,544

GSAA Home Equity Trust
5.075% due 10/25/2035 ~	1,008	1,052
5.110% due 10/25/2035 •	3,600	3,491
5.140% due 10/25/2035 ~	4,148	3,883
5.860% due 12/25/2034 •	3,437	3,014
6.114% due 06/25/2034 þ	4,009	3,962

GSAMP Trust
2.610% due 10/25/2036 •	5,045	24
4.575% due 12/25/2036 ~	758	403
4.885% due 06/25/2036 •	13,061	11,039
5.080% due 11/25/2035 •	24	23
5.170% due 09/25/2035 ~	5,346	5,280

Home Equity Asset Trust
5.035% due 11/25/2032 •	4	3
5.335% due 12/25/2035 ~	5,520	5,483
5.350% due 03/25/2035 ~	3,138	3,087
5.355% due 02/25/2033 •	1	1
5.635% due 07/25/2035 ~	1,322	1,309

Home Equity Loan Trust
4.625% due 04/25/2037 •	2,389	2,278

HSI Asset Loan Obligation Trust
4.555% due 12/25/2036 •	9	3

HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(e)	4,168	1,124
4.635% due 07/25/2036 ~	2,082	908
5.020% due 01/25/2036 •	673	666

Indymac Home Equity Loan Asset-Backed Trust
3.907% due 06/25/2031 •	319	325
3.942% due 07/25/2034 •	200	195
5.607% due 02/25/2030 þ	208	108

IndyMac Residential Asset Backed Trust
4.595% due 07/25/2037 •	79	43

IXIS Real Estate Capital Trust
4.635% due 01/25/2037 •	15,121	5,174
4.755% due 08/25/2036 •	21,286	5,838
4.895% due 01/25/2037 •	41,172	14,088

JP Morgan Mortgage Acquisition Corp.
4.595% due 08/25/2036 ~	453	199
4.655% due 08/25/2036 ~	544	406
4.735% due 03/25/2037 ~	3,851	3,731
4.805% due 03/25/2037 ~	20,645	17,798
5.065% due 05/25/2035 ~	21,779	20,595
5.410% due 12/25/2035 ~	5,000	4,668
6.235% due 07/25/2035 •	10,000	9,055

Long Beach Mortgage Loan Trust
4.735% due 05/25/2036 ~	12,809	6,770
4.735% due 09/25/2036 •	1,141	731
4.755% due 11/25/2036 •	12,903	3,859
4.795% due 05/25/2046 •	39,948	12,080
4.995% due 10/25/2034 ~	652	641
5.055% due 08/25/2033 ~	632	624
5.140% due 08/25/2045 ~	15,859	13,556
5.290% due 07/25/2034 •	4,130	4,053
5.485% due 10/25/2034 •	3	3

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.485% due 06/25/2035 •	$13,256	$12,966
5.860% due 03/25/2032 ~	9	12

MASTR Asset-Backed Securities Trust
4.494% due 08/25/2033 •	591	626
4.695% due 08/25/2036 ~	13,254	6,579
5.135% due 09/25/2034 ~	478	417
5.185% due 12/25/2034 •	261	259
5.260% due 10/25/2034 ~	405	394
5.335% due 10/25/2035 ~	1,950	1,783
5.535% due 08/25/2037 ~	11,301	8,984
10.435% due 11/25/2032 •	3,559	3,392

MASTR Specialized Loan Trust
4.913% due 05/25/2037 •	231	39

Meritage Mortgage Loan Trust
5.230% due 11/25/2035 ~	5,749	5,506

Merrill Lynch First Franklin Mortgage Loan Trust
4.695% due 06/25/2037 ~	1,290	1,304
7.435% due 10/25/2037 ~	91	88

Merrill Lynch Mortgage Investors Trust
4.555% due 10/25/2037 •	5,844	865
4.595% due 09/25/2037 •	124	25
4.615% due 06/25/2037 •	6,405	1,694
4.935% due 05/25/2037 ~	15,223	1,695

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 05/25/2037 •	68	61
4.535% due 11/25/2036 •	7,204	3,450
4.565% due 01/25/2037 •	53,244	20,151
4.735% due 06/25/2036 •	440	378
4.775% due 03/25/2037 •	19,265	8,194
4.915% due 06/25/2036 •	5,514	4,772
4.930% due 03/25/2036 ~	19,089	16,442
4.975% due 02/25/2036 ~	2,494	2,352
4.975% due 03/25/2036 ~	5,277	4,374
4.990% due 01/25/2036 ~	7,117	5,818
5.095% due 11/25/2035 •	6,139	5,969
5.115% due 08/25/2034 ~	6,064	5,603
5.290% due 07/25/2034 ~	6,322	6,530
5.320% due 11/25/2034 ~	1,604	1,528
5.425% due 03/25/2035 ~	2,513	2,445
5.470% due 03/25/2035 ~	3,788	3,374
6.435% due 07/25/2037 ~	349	285

Morgan Stanley Dean Witter Capital, Inc. Trust
5.785% due 02/25/2033 •	24	25
6.910% due 01/25/2032 ~	43	98

Morgan Stanley Mortgage Loan Trust
4.755% due 11/25/2036 •	548	41
4.955% due 10/25/2036 •	1,196	335

Nationstar Home Equity Loan Trust
4.855% due 03/25/2037 •	5,632	5,419
4.990% due 09/25/2036 •	5,483	5,214

New Century Home Equity Loan Trust
3.504% due 06/20/2031 •	1,083	1,016
4.795% due 05/25/2036 •	56	57
5.110% due 02/25/2036 •	6,044	5,851
5.215% due 03/25/2035 •	1,980	1,965
5.650% due 08/25/2034 •	56	62
6.385% due 07/25/2035 •	23,641	19,830

Newcastle Mortgage Securities Trust
5.155% due 03/25/2036 ~	7,700	7,643

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.930% due 03/25/2036 ~	6,676	6,220

NovaStar Mortgage Funding Trust
4.635% due 03/25/2037 •	10	3
4.735% due 09/25/2037 •	10,352	9,134
5.170% due 01/25/2036 ~	25,000	24,162
5.175% due 02/25/2034 ~	5,602	5,588
5.535% due 02/25/2034 ~	3	3

Option One Mortgage Loan Trust
4.975% due 01/25/2036 •	24,980	23,429
5.215% due 02/25/2035 •	385	366
5.230% due 05/25/2034 ~	8	8
5.935% due 02/25/2035 ~	2,932	2,016

Option One Mortgage Loan Trust Asset-Backed Certificates
4.934% due 08/20/2030 ~	1	1
5.335% due 08/25/2033 •	25	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.485% due 10/25/2034 ~	$3,419	$3,377

Popular ABS Mortgage Pass-Through Trust
3.312% due 01/25/2036 þ	144	134
3.684% due 11/25/2035 ~	3,928	3,522

RCKT Mortgage Trust
5.344% due 09/25/2044 þ	1,908	1,905
6.025% due 02/25/2044 ~	759	764
6.141% due 04/25/2044 ~	5,314	5,361

Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 þ	11	11
5.535% due 09/25/2037 •	671	274
5.635% due 08/25/2032 ~	430	414
5.675% due 03/25/2033 ~	7	7
5.784% due 11/25/2034 þ	3,772	3,332

Residential Asset Mortgage Products Trust
4.975% due 02/25/2036 ~	11,135	10,770
5.035% due 02/25/2036 ~	178	178

Residential Asset Securities Corp. Trust
4.705% due 08/25/2036 ~	3,481	3,434
4.725% due 08/25/2036 ~	18,508	16,568
5.015% due 06/25/2033 ~	396	365
5.080% due 01/25/2036 ~	8,264	8,096
5.585% due 06/25/2035 •	3,500	3,480
6.085% due 07/25/2035 •	729	728
6.310% due 07/25/2035 ~	3,000	2,808
6.355% due 07/25/2035 ~	1,645	1,662
6.385% due 11/25/2034 •	2,653	2,640

SACO Trust
4.795% due 05/25/2036 ~	61	95
4.955% due 06/25/2036 ~	14	14
5.185% due 07/25/2035 ~	53	53

Saxon Asset Securities Trust
2.101% due 03/25/2035 ~	1,744	1,527
2.133% due 11/25/2035 ~	758	525
4.675% due 05/25/2047 ~	7,374	5,350
4.745% due 09/25/2037 ~	623	597
5.305% due 08/25/2035 ~	3,250	3,423
6.185% due 12/25/2037 •	6,406	6,099
7.022% due 12/25/2032 ~	2,971	2,704

Securitized Asset-Backed Receivables LLC Trust
4.615% due 05/25/2037 •	19,337	14,715
4.715% due 09/25/2036 ~	11,544	6,617
4.735% due 12/25/2036 •	18,037	8,749
5.215% due 02/25/2034 •	1,211	1,241

SG Mortgage Securities Trust
4.695% due 07/25/2036 ~	46,180	19,296

Soundview Home Loan Trust
4.515% due 06/25/2037 ~	3,274	2,144
4.605% due 07/25/2037 ~	23,590	20,747
4.605% due 08/25/2037 ~	20,866	18,096
4.685% due 08/25/2037 ~	3,000	2,763
4.810% due 07/25/2036 •	11,146	9,363
5.050% due 02/25/2036 •	11,218	10,229
5.140% due 11/25/2035 •	1,167	1,160
5.335% due 10/25/2037 ~	58,968	44,744
5.410% due 03/25/2036 ~	2,200	2,075
5.435% due 09/25/2037 ~	7,391	5,309
5.735% due 11/25/2033 •	6	6

Structured Asset Investment Loan Trust
5.200% due 08/25/2035 •	531	518
5.710% due 12/25/2034 •	813	786
7.360% due 04/25/2033 ~	3,731	3,846

Structured Asset Securities Corp. Mortgage Loan Trust
4.590% due 09/25/2036 ~	6,100	3,734
4.595% due 01/25/2037 •	4,023	3,793
4.695% due 05/25/2047 ~	21,126	18,511
4.881% due 12/25/2034 ~	731	724
5.560% due 04/25/2035 •	285	293

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	3	2

Towd Point Mortgage Trust
6.125% due 02/25/2064 •	754	759
6.290% due 05/25/2064 •	4,882	4,930

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Asset-Backed Certificates Trust
4.343% due 10/25/2036 •	$74	$26

Wells Fargo Home Equity Asset-Backed Securities Trust
4.780% due 01/25/2037 •	4,372	4,329

		1,332,220

HOME EQUITY SEQUENTIAL 0.0%

EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 þ	82	80

JP Morgan Mortgage Acquisition Corp.
4.715% due 03/25/2047 ~	3,481	3,312

Wells Fargo Home Equity Asset-Backed Securities Trust
5.075% due 03/25/2037 •	230	219

		3,611

MANUFACTURING HOUSE ABS OTHER 0.0%

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 •	20	20

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	962	976

Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 •	22,467	4,199

		5,175

WHOLE LOAN COLLATERAL 4.7%

Bear Stearns Asset-Backed Securities Trust
4.935% due 05/25/2037 •	508	496
5.279% due 07/25/2036 •	14	14

Citigroup Mortgage Loan Trust
4.840% due 06/25/2037 ~	24,348	23,299
4.855% due 08/25/2036 ~	6,682	6,583
4.900% due 08/25/2036 ~	11,298	10,027
6.050% due 08/25/2035 þ	183	180
6.129% due 08/25/2035 þ	1,019	934

First Franklin Mortgage Loan Trust
4.555% due 11/25/2036 •	32,341	29,788
4.655% due 12/25/2037 •	33,859	31,969
4.685% due 06/25/2036 ~	522	520
4.745% due 11/25/2036 •	25,256	21,250
4.755% due 06/25/2036 ~	9,186	9,073
5.110% due 11/25/2035 •	875	866
5.185% due 12/25/2035 ~	14,534	14,141
6.310% due 03/25/2034 •	1,765	1,678
6.310% due 07/25/2034 ~	1,934	1,937

Lehman XS Trust
4.835% due 06/25/2046 ~	4,840	4,423
4.855% due 04/25/2036 •	2,092	1,777
4.895% due 03/25/2036 ~	6,885	6,897
4.915% due 03/25/2037 •	10,437	9,678
5.035% due 06/25/2037 ~	20,079	18,078

PRET LLC
4.744% due 07/25/2051 þ	5,171	5,152
4.843% due 09/25/2051 þ	22,898	22,814
4.868% due 07/25/2051 þ	2,990	2,988
5.000% due 06/25/2052 þ	381	382
5.487% due 10/25/2051 ~	943	943
5.487% due 10/25/2051 þ	12,085	12,088
5.851% due 12/25/2054 þ	3,774	3,772
5.926% due 10/25/2054 þ	2,330	2,327
5.963% due 09/25/2054 þ	2,150	2,150
6.721% due 07/25/2051 þ	14,476	14,491
7.125% due 04/25/2054 þ	966	971
7.143% due 03/25/2054 þ	2,660	2,679

PRPM LLC
5.487% due 11/25/2026 þ	924	925
6.720% due 02/25/2027 þ	8,854	8,866

RAAC Trust
6.535% due 05/25/2044 ~	500	497
8.185% due 12/25/2035 •	1,447	1,541

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products Trust
5.035% due 05/25/2036 •	$18,898	$15,932
5.215% due 09/25/2035 ~	2,450	2,361

Securitized Asset-Backed Receivables LLC Trust
4.535% due 10/25/2036 •	4,288	1,424
4.935% due 03/25/2036 ~	3,285	2,036

Specialty Underwriting & Residential Finance Trust
4.665% due 04/25/2037 •	8,280	6,011
4.715% due 06/25/2037 ~	24,081	21,811
4.735% due 06/25/2037 •	17,562	10,528
5.335% due 06/25/2036 •	8,812	8,448

VCAT LLC
5.877% due 01/25/2055 þ	2,287	2,294
5.977% due 01/25/2055 þ	4,037	4,047

		351,086

OTHER ABS 20.7%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •	5,000	4,977
5.582% due 10/15/2034 ~	2,900	2,899
5.592% due 07/15/2034 ~	1,600	1,600

522 Funding CLO Ltd.
5.490% due 10/23/2034 ~	2,600	2,595

ACAS CLO Ltd.
5.445% due 10/18/2028 ~	41	41

ACHV ABS Trust
4.760% due 04/26/2032	700	699
5.010% due 12/26/2031	317	317
5.040% due 04/26/2032	700	699
5.900% due 04/25/2031	164	165

Affirm Asset Securitization Trust
5.220% due 12/17/2029	2,529	2,528

Affirm Master Trust
4.990% due 02/15/2033	8,100	8,147

AGL CLO Ltd.
5.419% due 12/02/2034 •	6,750	6,750

AIMCO CLO
5.553% due 10/17/2034 ~	4,300	4,301

Allegro CLO Ltd.
5.543% due 01/19/2033 •	1,000	1,000

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •	2,400	2,393

AMSR Trust
1.632% due 07/17/2037	21,105	20,930
2.033% due 07/17/2037	11,000	10,909

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •	6,500	6,465
5.393% due 01/20/2035 •	1,000	998
5.730% due 04/22/2034 ~	2,700	2,702
5.993% due 04/20/2037 •	11,800	11,832

Anchorage Credit Funding Ltd.
2.871% due 01/28/2039	1,725	1,624
2.875% due 07/27/2039	1,000	928
3.000% due 01/21/2040	1,000	935
3.177% due 10/25/2038	2,000	1,924
3.400% due 04/25/2038	9,300	8,962
3.619% due 04/25/2038	1,000	974
3.793% due 10/25/2037	1,600	1,574
3.900% due 07/28/2037	5,590	5,527
3.928% due 04/25/2038	2,800	2,718
4.169% due 04/25/2038	1,000	948
4.300% due 07/25/2036	3,245	3,206
4.430% due 07/25/2037	1,817	1,781
4.620% due 04/25/2037	930	930

Apex Credit CLO Ltd.
6.093% due 04/20/2036 •	6,400	6,455

Apidos CLO
5.543% due 04/17/2034 •(c)	7,400	7,400
5.615% due 04/20/2031 ~	625	625

Ares CLO Ltd.
5.450% due 10/28/2034 •	6,700	6,679
5.623% due 04/17/2033 •	15,300	15,323

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~	7,400	7,390

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •	$6,800	$6,800
5.510% due 10/23/2032 ~	7,309	7,309

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •	9,750	9,750
5.323% due 10/21/2034 •	4,100	4,080
5.354% due 07/24/2034 •	4,000	3,960
5.383% due 10/21/2034 •	3,700	3,685
5.440% due 10/23/2034 ~	1,000	997
5.493% due 10/20/2034 ~	6,800	6,793
5.500% due 10/23/2034 •	2,600	2,597
5.533% due 07/19/2034 ~	4,300	4,305
5.743% due 10/20/2034 ~	1,000	1,001
5.943% due 10/20/2034 ~	1,000	1,001

Barings CLO Ltd.
5.705% due 01/18/2035 •	3,700	3,703

Benefit Street Partners CLO Ltd.
5.643% due 04/20/2034 •	8,500	8,500
5.655% due 01/20/2031 •	298	298

Betony CLO Ltd.
5.629% due 04/30/2031 •	1,645	1,646

BHG Securitization Trust
1.420% due 11/17/2033	860	843
4.820% due 04/17/2036	1,700	1,708

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~	4,865	4,866
5.523% due 11/15/2030 ~	571	571

Canyon Capital CLO Ltd.
5.319% due 10/15/2034 •	2,800	2,784
5.382% due 07/15/2034 ~	1,000	996

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •	30,000	30,135

Carlyle CLO Ltd.
5.579% due 04/30/2031 •	2,363	2,364

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~	8,300	8,270
5.513% due 07/20/2032 •	755	755
5.534% due 04/17/2031 ~	332	332
5.612% due 07/27/2031 •	1,763	1,763
5.635% due 05/15/2031 •	2,700	2,701
5.704% due 07/15/2031 •	4,948	4,950

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~	3,650	3,651

Carval CLO Ltd.
5.022% due 07/20/2032 •	6,200	6,187
5.538% due 07/16/2031 •	4,179	4,182

Cathedral Lake Ltd.
5.775% due 01/20/2035 ~	3,300	3,298

CBAM Ltd.
5.655% due 07/20/2031 ~	9,990	9,995

Cedar Funding CLO Ltd.
5.664% due 07/17/2031 ~	3,219	3,220

CIFC Funding Ltd.
5.505% due 04/20/2030 ~	508	509
5.508% due 10/24/2030 ~	1,166	1,168
5.555% due 10/18/2030 •	3,006	3,007
5.704% due 07/15/2036 ~	7,000	7,005

College Avenue Student Loans LLC
1.600% due 07/25/2051	6,844	6,177
3.280% due 12/28/2048	7,067	6,713
4.130% due 12/26/2047	3,643	3,561
5.535% due 07/25/2051 •	4,082	4,066
5.635% due 12/26/2047 ~	2,670	2,668
6.240% due 05/25/2055 •	1,059	1,083

CoreVest American Finance Trust
1.358% due 08/15/2053	4,154	4,044

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~	3,700	3,721

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~	1,858	1,856

Dell Equipment Finance Trust
4.690% due 08/22/2030	6,200	6,210

Dewolf Park CLO Ltd.
5.484% due 10/15/2030 •	444	444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •	$11,700	$11,717
6.132% due 01/15/2037 •	50,000	50,192

Diameter Credit Funding Ltd.
3.940% due 01/25/2038	1,000	978
4.600% due 07/25/2037	899	884

Dryden Senior Loan Fund
5.362% due 08/20/2034 •	9,100	9,099
5.363% due 04/20/2034 ~	1,000	997
5.443% due 10/19/2029 ~	5,239	5,241

ECMC Group Student Loan Trust
5.454% due 01/27/2070 ~	5,793	5,809
5.604% due 11/25/2069 ~	4,854	4,896

Elevation CLO Ltd.
5.430% due 07/25/2034 ~	6,100	6,063
5.600% due 01/25/2035 ~	6,600	6,597
5.900% due 01/25/2035 ~	1,000	1,001
6.150% due 01/25/2035 ~	1,000	1,002

FirstKey Homes Trust
1.339% due 08/17/2037	2,942	2,897

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(c)	2,900	2,900

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •	2,291	2,288

Gallatin CLO Ltd.
5.654% due 07/15/2031 •	8,555	8,565

Generate CLO Ltd.
6.123% due 10/20/2036 ~	50,000	50,153

GoldenTree Loan Management U.S. CLO Ltd.
5.443% due 10/20/2034 ~	1,000	997
5.447% due 04/24/2031 •	13,625	13,621

Golub Capital Partners Static Ltd.
5.523% due 04/20/2033 •	3,859	3,859

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027	14,300	14,373

GreenSky Home Improvement Trust
5.120% due 03/25/2060	3,700	3,709
5.150% due 10/27/2059	928	932
5.220% due 03/25/2060	1,800	1,805
5.320% due 03/25/2060	2,400	2,412
5.550% due 06/25/2059	500	508
5.880% due 06/25/2059	1,446	1,458

Greywolf CLO Ltd.
5.520% due 04/22/2033 •	6,400	6,401
5.592% due 04/26/2031 •	3,661	3,661
6.140% due 04/22/2033 •	2,700	2,709

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •	3,650	3,650

Home Partners of America Trust
2.200% due 01/17/2041	5,179	4,738

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •	3,600	3,594
5.443% due 10/20/2034 •	6,700	6,686

Jamestown CLO Ltd.
5.420% due 07/25/2034 •	6,500	6,479
5.570% due 07/25/2035 •	6,700	6,701

KKR CLO Ltd.
5.495% due 07/18/2030 •	208	208
5.564% due 04/15/2031 •	462	462
5.748% due 02/09/2035 ~	6,000	5,997

LCM Loan Income Fund Ltd.
5.585% due 04/20/2031 •	6,844	6,847

LCM Ltd.
5.393% due 07/20/2030 ~	2,048	2,049
5.400% due 10/15/2034 •	4,400	4,386
5.573% due 07/20/2034 •	40,900	40,858
5.625% due 01/20/2031 •	973	974
5.635% due 04/20/2031 •	884	883

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029	41	41

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	389	383

Lendmark Funding Trust
4.470% due 02/21/2034	1,600	1,581
5.530% due 06/21/2032	800	812

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Funding Ltd.
5.324% due 10/15/2034 •	$9,200	$9,152
5.361% due 10/19/2034 •	6,250	6,227
5.495% due 10/21/2030 ~	2,194	2,195
5.532% due 07/27/2031 ~	1,520	1,523
5.540% due 10/22/2034 ~	1,000	1,001
5.545% due 04/20/2032 •	2,245	2,245
5.644% due 10/15/2032 ~	11,820	11,828

Magnetite Ltd.
5.452% due 10/15/2031 •	2,351	2,353
5.572% due 07/25/2031 •	2,643	2,644
5.762% due 01/25/2032 ~	684	685

Marathon CLO Ltd.
5.502% due 04/15/2032 ~	4,103	4,104

Marble Point CLO Ltd.
5.493% due 01/20/2032 ~	862	861

Marlette Funding Trust
7.130% due 12/15/2033	1,792	1,818

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~	90	90

MidOcean Credit CLO
5.523% due 04/20/2033 •	15,125	15,127

Mountain View CLO Ltd.
5.461% due 10/15/2034 ~	6,300	6,264
5.684% due 07/15/2031 ~	545	546
5.762% due 04/15/2034 ~	3,400	3,403

Navesink CLO Ltd.
5.572% due 04/15/2036 •	2,000	1,998

Navient Private Education Loan Trust
3.910% due 12/15/2045	721	718
5.884% due 07/16/2040 ~	1,494	1,504

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	960	902
1.330% due 04/15/2069	1,175	1,085
1.690% due 05/15/2069	783	733
2.600% due 08/15/2068	1,310	1,260
5.434% due 04/15/2069 ~	1,322	1,323

Navient Refinance Loan Trust
5.150% due 02/16/2055	1,800	1,809

Navient Student Loan Trust
5.414% due 12/15/2059 •	2,442	2,439
5.504% due 12/27/2066 ~	6,365	6,446
6.049% due 03/15/2072 •	5,995	6,037
7.230% due 03/15/2072	4,300	4,536

Nelnet Student Loan Trust
5.254% due 09/25/2065 •	5,745	5,745
5.354% due 06/27/2067 •	13,883	13,883
6.544% due 02/20/2041 •	3,412	3,494
6.640% due 02/20/2041	3,173	3,284

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •	5,300	5,300
5.370% due 10/14/2036 •	6,400	6,400

Newark BSL CLO Ltd.
5.532% due 07/25/2030 ~	522	521

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~	3,100	3,101
5.565% due 11/13/2031 ~	714	714

Ocean Trails CLO
5.340% due 07/20/2034 •	7,300	7,267
5.592% due 07/15/2034 •	7,500	7,498
5.602% due 10/15/2034 •	1,000	999

OCP CLO Ltd.
5.642% due 04/26/2031 ~	1,825	1,825
5.675% due 07/20/2029 •	54	54

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •	8,900	8,891
5.443% due 10/20/2030 •	3,127	3,127
5.534% due 04/15/2031 ~	2,029	2,030

OFSI BSL X Ltd.
5.563% due 04/20/2034 •	5,200	5,199

OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,791	1,734
5.850% due 09/15/2036 ~	6,000	6,078

Oportun Funding Trust
4.960% due 08/16/2032	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oportun Issuance Trust
5.010% due 02/08/2033	$1,600	$1,601
6.334% due 04/08/2031	69	69

OZLM Ltd.
5.443% due 07/20/2030 ~	507	507
5.493% due 10/20/2031 ~	3,005	3,006
5.584% due 04/15/2031 ~	1,884	1,884

Pagaya AI Debt Grantor Trust
4.670% due 03/16/2026	6,200	6,200
4.708% due 02/17/2026	4,800	4,799
4.961% due 10/15/2032	500	500
5.156% due 07/15/2032	900	902

Pagaya AI Debt Selection Trust
5.065% due 03/15/2032	1,116	1,117
5.183% due 06/15/2032	2,019	2,026
5.331% due 01/15/2032	1,012	1,017
6.093% due 11/15/2031	589	596
6.117% due 12/15/2031	8,317	8,414
6.258% due 10/15/2031	1,627	1,640
6.278% due 10/15/2031	615	622
6.319% due 08/15/2031	708	714
8.050% due 03/15/2030 •	869	871
8.803% due 12/16/2030 •	2,441	2,467

Palmer Square CLO Ltd.
5.613% due 04/20/2035 ~	15,600	15,618

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~	118	118
5.364% due 10/15/2029 •	694	694

Parallel Ltd.
5.426% due 07/15/2034 •	5,700	5,682

Pikes Peak CLO
5.512% due 07/15/2034 ~	6,100	6,089
5.513% due 10/11/2034 •	6,000	5,989

Rad CLO Ltd.
5.530% due 04/25/2032 •	2,392	2,394
5.678% due 07/24/2032 •	10,668	10,676

Reach ABS Trust
4.960% due 08/16/2032	2,050	2,051
5.880% due 07/15/2031	797	801

Regatta Funding Ltd.
5.502% due 01/15/2033 •	7,100	7,104
5.613% due 04/20/2035 ~	2,100	2,102

Regional Management Issuance Trust
5.110% due 12/15/2033	1,800	1,809
5.830% due 07/15/2036	900	919

Romark CLO Ltd.
5.585% due 04/20/2031 ~	6,568	6,571

Romark Credit Funding Ltd.
2.625% due 10/25/2039	1,000	931
3.572% due 04/28/2038	3,700	3,608

Sandstone Peak Ltd.
5.582% due 10/15/2034 •	6,300	6,301

Sculptor CLO Ltd.
5.362% due 07/20/2034 •	5,200	5,179

Shenton Aircraft Investment Ltd.
4.750% due 10/15/2042	5,809	5,655

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •	5,000	4,999

SLC Student Loan Trust
5.545% due 06/15/2040 •	1,670	1,657

SLM Private Credit Student Loan Trust
4.891% due 06/15/2039 •	940	916

SLM Student Loan Trust
5.718% due 07/25/2049	4,494	4,481
5.845% due 12/15/2033 ~	10,313	10,206
6.518% due 04/27/2025	2,416	2,419

SMB Private Education Loan Trust
1.600% due 09/15/2054	11,853	11,102
2.880% due 09/15/2034	133	132
3.940% due 02/16/2055	11,385	11,033
5.060% due 03/16/2054	3,400	3,424
5.090% due 10/16/2056	1,847	1,864
5.285% due 09/15/2054 •	5,020	5,008
5.380% due 01/15/2053	335	339
5.380% due 07/15/2053	36,668	37,304

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.447% due 06/17/2052 ~	$809	$810
5.447% due 07/15/2053 •	18,334	18,362
5.500% due 06/17/2052	3,416	3,487
5.799% due 02/16/2055 ~	13,729	13,919
6.199% due 05/16/2050 •	709	717

SoFi Alternative Trust
4.800% due 02/27/2034	2,050	2,052

SoFi Professional Loan Program LLC
2.370% due 11/16/2048	10,618	10,206

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	808	754

Sound Point CLO Ltd.
5.542% due 07/25/2030 •	2,091	2,089
5.564% due 04/15/2031 ~	6,686	6,683
5.580% due 01/25/2032 •	4,478	4,479
5.662% due 07/26/2031 ~	3,683	3,685
5.675% due 01/21/2031 ~	2,199	2,201
5.705% due 04/18/2031 •	6,075	6,071
5.734% due 07/15/2034 •	7,000	7,003
5.742% due 10/25/2034 ~	3,500	3,503

Steele Creek CLO Ltd.
5.574% due 04/15/2031 •	8,168	8,176
5.625% due 04/21/2031 ~	456	455
5.814% due 10/15/2030 ~	1,338	1,339

Symphony CLO Ltd.
5.473% due 04/18/2033 •	2,400	2,404
6.093% due 01/20/2037 ~	1,700	1,703

T-Mobile U.S. Trust
4.250% due 05/21/2029	2,700	2,694

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •	31,696	31,708

TCW CLO Ltd.
5.622% due 08/16/2034 •	7,200	7,193

Tesla Sustainable Energy Trust
4.830% due 12/03/2025	151	151
5.290% due 06/20/2050	600	603

TIAA CLO Ltd.
5.433% due 01/20/2032 ~	19,367	19,361
5.719% due 01/16/2031 ~	178	178

Tralee CLO Ltd.
5.366% due 10/20/2034 •	4,700	4,699
5.520% due 10/25/2032 •	879	878

Trestles CLO Ltd.
5.725% due 10/20/2034 •	2,400	2,402

Tricon American Homes
1.499% due 07/17/2038	26,294	25,430
2.049% due 07/17/2038	5,280	5,094
2.249% due 07/17/2038	3,300	3,188

Trinitas CLO Ltd.
5.359% due 07/20/2035 •	4,100	4,074
5.370% due 01/25/2035 •	5,300	5,301
5.403% due 10/20/2033 •	6,900	6,892
5.630% due 01/25/2034 •	5,100	5,098
5.640% due 01/25/2034 •	9,400	9,395
5.655% due 07/20/2031 ~	807	807
5.670% due 04/25/2033 •	8,300	8,306

Trysail CLO Ltd.
5.532% due 10/20/2033 ~	1,000	998

TSTAT Ltd.
5.443% due 07/20/2037 •	16,412	16,421

Upstart Pass-Through Trust
3.800% due 04/20/2030	608	605
7.900% due 10/20/2028	6,820	6,925

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	289	286

Venture CLO Ltd.
5.433% due 10/20/2034 •	800	798
5.575% due 09/07/2030 ~	4,191	4,193
5.605% due 07/20/2030 •	3,999	3,998
5.624% due 07/15/2031 ~	1,178	1,179

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~	82,304	82,306

Voya CLO Ltd.
5.355% due 04/20/2034 •	12,400	12,398

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.493% due 07/20/2032 •	$1,923	$1,923
5.564% due 10/15/2030 •	2,177	2,179
5.644% due 10/17/2032 ~	28,266	28,291

Wind River CLO Ltd.
5.605% due 07/18/2031 ~	218	218
5.624% due 10/15/2034 •	4,850	4,831
5.704% due 01/15/2031 ~	230	230

		1,534,087

Total Asset-Backed Securities (Cost $4,504,331)		4,398,499

	SHARES
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)	379,506	379

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.1%

ARI Fleet Lease Trust
4.511% due 02/17/2026	$4,875	$4,876

U.S. TREASURY BILLS 0.1%
4.325% due 04/10/2025 - 06/26/2025 (d)(e)(i)(k)	5,841	5,825

Total Short-Term Instruments (Cost $11,079)		11,080

Total Investments in Securities (Cost $11,171,146)		10,998,622

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.2%

SHORT-TERM INSTRUMENTS 9.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%

PIMCO Short-Term Floating NAV Portfolio III	69,976,037	$681,147

Total Short-Term Instruments (Cost $681,204)		681,147

Total Investments in Affiliates (Cost $681,204)		681,147

Total Investments 157.4% (Cost $11,852,350)		$11,679,769

Financial Derivative Instruments (h)(j) (0.1)% (Cost or Premiums, net $44,829)		(5,718)

Other Assets and Liabilities, net (57.3)%		(4,254,594)

Net Assets 100.0%		$7,419,457

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	4.500%	06/01/2055	$25,200	$(24,066)	$(24,085)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	58,288	(57,202)	(57,134)
Uniform Mortgage-Backed Security, TBA	5.500	04/01/2055	126,797	(126,560)	(126,649)

Total Short Sales (2.8)%				$(207,828)	$(207,868)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(50,925) at a weighted average interest rate of 5.299%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	809	$167,602	$711	$0	$(7)
U.S. Treasury 10-Year Note June Futures	06/2025	2,506	278,714	4,818	39	0

				$5,529	$39	$(7)

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	104	$(25,058)	$382	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	99	(23,740)	473	3	0
3-Month SOFR Active Contract March Futures	06/2025	89	(21,290)	473	1	0
3-Month SOFR Active Contract March Futures	06/2026	99	(23,883)	328	0	0
3-Month SOFR Active Contract September Futures	12/2025	81	(19,478)	334	1	0
U.S. Treasury Long-Term Bond June Futures	06/2025	748	(87,726)	(1,301)	0	(140)

				$689	$5	$(140)

Total Futures Contracts				$6,218	$44	$(147)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.688%	Annual	04/04/2025	$4,200	$(33)	$(67)	$(100)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	2,100	(16)	(34)	(50)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	8,300	(65)	(131)	(196)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	4,800	(37)	(71)	(108)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	4,100	(31)	(64)	(95)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	281	288	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	398	387	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(1,730)	(3,031)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	4,267	1,282	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	1,097	1,100	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	151	111	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	1,297	3,671	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(744)	(765)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(253)	(260)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(507)	(525)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(253)	(258)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(475)	(495)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(275)	(287)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(375)	(399)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(756)	(790)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(523)	(551)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(523)	(551)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	608	1,109	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(851)	(922)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	161	678	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(541)	(591)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(433)	(494)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(293)	(352)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(110)	(140)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(715)	(980)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	54	54	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	101	101	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	16	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(4,102)	(6,506)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	11	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	656	653	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(736)	(746)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(3,459)	(2,876)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	691	377	112	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	668	666	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(269)	(274)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(432)	(442)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(7,551)	(7,795)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	15,840	(514)	163	(351)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(531)	(554)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(585)	(604)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(383)	(548)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	58	(658)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	361,720	4,175	(2,401)	1,774	0	(249)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(160)	(197)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(146)	(183)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,199	1,177	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	955	1,205	0	(9)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$117,740	$215	$(513)	$(298)	$0	$(111)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	49,400	(422)	5,434	5,012	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	2,916	2,553	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,800	(17)	(26)	(43)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	4,000	(14)	(45)	(59)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,700	(5)	(6)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,262	1,249	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	78,600	3,058	(711)	2,347	1	(74)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,753	30,283	40,036	0	(288)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	6,202	8,345	0	(207)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	168	168	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	388	388	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	328	328	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	284	284	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	483	483	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	306	306	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	528	528	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	521	521	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	224	224	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	192	192	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	78	78	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	50	50	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	63	63	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	100	100	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	72	72	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	8	8	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	8	8	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	2	2	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	(3)	(3)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	(9)	(9)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	(13)	(13)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	(25)	(25)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,336	1,365	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	667	2,273	0	(282)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	271	(541)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(4,617)	(7,852)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	(3,979)	2,358	0	(751)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,541	1,497	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(875)	(889)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(864)	(874)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(563)	(572)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(561)	(569)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	(108)	(61)	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(550)	(560)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(710)	(724)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(509)	(520)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(789)	(813)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	224	234	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	367	379	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(662)	(682)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(720)	(743)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(240)	(250)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	88,270	3,344	(915)	2,429	0	(165)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(3,326)	(3,441)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,632)	(1,693)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(7,781)	(13,064)	129	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(5,076)	(7,579)	96	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(74)	(89)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(73)	(88)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(386)	(460)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(41)	(51)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(46)	(57)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(13)	(16)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(67)	(76)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(76)	(94)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(93)	(102)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	789	930	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	520	(449)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	850	(223)	627	0	(82)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	924	(449)	147	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	134	37	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(9,949)	(10,118)	108	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	18,422	30,941	0	(312)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	8,208	8,035	0	(114)

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.968%	Semi-Annual	06/23/2051	$69,000	$(526)	$24,726	$24,200	$0	$(345)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(381)	(389)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(371)	(380)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	45,100	66,037	0	(472)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(155)	(167)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	4,765	8,994	0	(292)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	6,149	11,587	0	(296)

Total Swap Agreements						$52,757	$98,620	$151,377	$1,106	$(5,375)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$44	$1,106	$1,150	$0	$(147)	$(5,375)	$(5,522)

(i)

Securities with an aggregate market value of $52,702 and cash of $39,028 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$ 54	$0	$0	$0	$0

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	1	(1)	1	0	0

						$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$8,173	$(2,323)	$1,681	$0	$(642)

DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	107	(43)	25	0	(18)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	35	(1)	1	0	0

FBF	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	146	(124)	113	0	(11)

GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(217)	15	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(330)	0	(414)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	32	(1)	1	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	80,249	(4,972)	5,007	35	0

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	76	3	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,378	(63)	63	0	0

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	23	0	(15)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(26)	0	(31)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	635	47	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(170)	27	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	135,000	(340)	191	0	(149)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(493)	0	(193)

						$(7,927)	$6,581	$127	$(1,473)

Total Swap Agreements						$(7,928)	$6,582	$127	$(1,473)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$0	$0	$0	$0	$(642)	$(642)	$(642)	$580	$(62)
DUB	0	0	0	0	0	0	(18)	(18)	(18)	189	171
FBF	0	0	0	0	0	0	(11)	(11)	(11)	116	105
GST	0	0	50	50	0	0	(414)	(414)	(364)	0	(364)
JPS	0	0	3	3	0	0	0	0	3	0	3
MYC	0	0	0	0	0	0	(46)	(46)	(46)	19	(27)
SAL	0	0	74	74	0	0	(342)	(342)	(268)	325	57

Total Over the Counter	$0	$0	$127	$127	$0	$0	$(1,473)	$(1,473)

(k)

Securities with an aggregate market value of $1,228 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$44	$44
Swap Agreements	0	0	0	0	1,106	1,106

	$0	$0	$0	$0	$1,150	$1,150

Over the counter
Swap Agreements	$0	$127	$0	$0	$0	$127

	$0	$127	$0	$0	$1,150	$1,277

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$147	$147
Swap Agreements	0	0	0	0	5,375	5,375

	$0	$0	$0	$0	$5,522	$5,522

Over the counter
Swap Agreements	$0	$1,473	$0	$0	$0	$1,473

	$0	$1,473	$0	$0	$5,522	$6,995

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(447)	$(447)
Swap Agreements	0	0	0	0	28,353	28,353

	$0	$0	$0	$0	$27,906	$27,906

Over the counter
Written Options	$0	$0	$0	$0	$1,141	$1,141
Swap Agreements	0	6,991	0	0	0	6,991

	$0	$6,991	$0	$0	$1,141	$8,132

	$0	$6,991	$0	$0	$29,047	$36,038

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,279	$2,279
Swap Agreements	0	0	0	0	(21,675)	(21,675)

	$0	$0	$0	$0	$(19,396)	$(19,396)

Over the counter
Written Options	$0	$0	$0	$0	$(5)	$(5)
Swap Agreements	0	(2,445)	0	0	0	(2,445)

	$0	$(2,445)	$0	$0	$(5)	$(2,450)

	$0	$(2,445)	$0	$0	$(19,401)	$(21,846)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,079	$0	$17,079
Industrials	0	1,465	0	1,465
U.S. Government Agencies	0	4,688,776	0	4,688,776
U.S. Treasury Obligations	0	88,954	0	88,954
Non-Agency Mortgage-Backed Securities	0	1,782,385	10,384	1,792,769
Asset-Backed Securities
Automobile ABS Other	0	59,941	0	59,941
Automobile Sequential	0	904,786	0	904,786
CMBS Other	0	138,627	0	138,627
Credit Card Bullet	0	11,493	0	11,493
Credit Card Other	0	57,453	0	57,453
Home Equity Other	0	1,332,220	0	1,332,220
Home Equity Sequential	0	3,611	0	3,611
Manufacturing House ABS Other	0	20	0	20
Manufacturing House Sequential	0	5,175	0	5,175
Whole Loan Collateral	0	351,086	0	351,086
Other ABS	0	1,534,087	0	1,534,087
Short-Term Instruments
Mutual Funds	0	379	0	379
Short-Term Notes	0	4,876	0	4,876
U.S. Treasury Bills	0	5,825	0	5,825

	$0	$10,988,238	$10,384	$10,998,622

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$681,147	$0	$0	$681,147

Total Investments	$681,147	$10,988,238	$10,384	$11,679,769

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(207,868)	$0	$(207,868)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,150	0	1,150
Over the counter	0	127	0	127

	$0	$1,277	$0	$1,277

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,522)	0	(5,522)
Over the counter	0	(820)	(653)	(1,473)

	$0	$(6,342)	$(653)	$(6,995)

Total Financial Derivative Instruments	$0	$(5,065)	$(653)	$(5,718)

Totals	$681,147	$10,775,305	$9,731	$11,466,183

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

BRAZIL 6.3%

CORPORATE BONDS & NOTES 0.8%

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$3,420	$3,404

SOVEREIGN ISSUES 5.5%

Brazil Government International Bond
6.000% due 04/07/2026		200	202
6.125% due 03/15/2034		5,000	4,873
7.125% due 05/13/2054		10,000	9,585

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (b)	BRL	54,600	8,928

			23,588

Total Brazil (Cost $27,360)			26,992

CHILE 2.3%

CORPORATE BONDS & NOTES 0.5%

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		$500	471
4.700% due 05/07/2050		2,000	1,668

			2,139

SOVEREIGN ISSUES 1.8%

Chile Government International Bond
3.100% due 01/22/2061		500	300
4.340% due 03/07/2042		5,000	4,303
4.850% due 01/22/2029		3,000	3,026

			7,629

Total Chile (Cost $10,803)			9,768

COLOMBIA 7.2%

CORPORATE BONDS & NOTES 0.6%

Ecopetrol SA
8.375% due 01/19/2036		$2,700	2,632

SOVEREIGN ISSUES 6.6%

Colombia Government International Bond
3.125% due 04/15/2031		200	162
3.875% due 04/25/2027		19,800	19,279
8.000% due 04/20/2033		8,000	8,235
8.000% due 11/14/2035		800	806

			28,482

Total Colombia (Cost $30,740)			31,114

DOMINICAN REPUBLIC 0.6%

SOVEREIGN ISSUES 0.6%

Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,276
5.950% due 01/25/2027		200	201

Total Dominican Republic (Cost $2,832)			2,477

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039		$1,019	805

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		1,000	963

Total India (Cost $2,011)			1,768

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDONESIA 2.6%

CORPORATE BONDS & NOTES 0.0%

Pelabuhan Indonesia Persero PT
5.375% due 05/05/2045		$200	$185

SOVEREIGN ISSUES 2.6%

Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,420
4.750% due 07/18/2047		755	670
5.125% due 01/15/2045		1,865	1,749
5.250% due 01/17/2042		500	480
5.250% due 01/08/2047		1,249	1,181
5.950% due 01/08/2046		918	942
6.750% due 01/15/2044		2,400	2,687
7.750% due 01/17/2038		1,025	1,241

Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		1,000	996

			11,366

Total Indonesia (Cost $14,020)			11,551

ISRAEL 3.2%

SOVEREIGN ISSUES 3.2%

Israel Government International Bond
3.375% due 01/15/2050		$5,400	3,515
3.875% due 07/03/2050		5,000	3,537
5.500% due 03/12/2034		7,000	6,972

Total Israel (Cost $18,479)			14,024

IVORY COAST 1.0%

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,374
5.875% due 10/17/2031		2,000	2,031

Total Ivory Coast (Cost $4,764)			4,405

LUXEMBOURG 5.2%

		SHARES
COMMON STOCKS 1.0%

Drillco Holding Lux SA «(e)		123,735	3,116

Foresea Holdings SA «		48,750	1,228

			4,344

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.2%

FORESEA Holding SA
7.500% due 06/15/2030		$2,149	2,077

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200	203
6.103% due 08/23/2042		3,300	3,314
6.129% due 02/23/2038		7,000	7,197
6.510% due 02/23/2042		5,000	5,227

			18,018

Total Luxembourg (Cost $19,850)			22,362

MALAYSIA 0.8%

CORPORATE BONDS & NOTES 0.8%

Petronas Capital Ltd.
3.500% due 04/21/2030		$2,500	2,360
4.550% due 04/21/2050		500	426
4.800% due 04/21/2060		200	173

Petronas Energy Canada Ltd.
2.112% due 03/23/2028		500	465

Total Malaysia (Cost $3,760)			3,424

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 11.5%

CORPORATE BONDS & NOTES 1.3%

Coca-Cola Femsa SAB de CV
1.850% due 09/01/2032		$2,150	$1,754

Petroleos Mexicanos
6.700% due 02/16/2032		498	438
7.690% due 01/23/2050		500	375
10.000% due 02/07/2033		3,100	3,232

			5,799

SOVEREIGN ISSUES 10.2%

Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	310
2.750% due 11/27/2031 (c)	MXN	185,788	7,933
3.000% due 12/03/2026 (c)		28,803	1,355
4.000% due 11/30/2028 (c)		53,058	2,512
4.000% due 08/24/2034 (c)		184,693	8,413
4.490% due 05/25/2032	EUR	3,000	3,204
4.750% due 04/27/2032		$3,000	2,798
5.000% due 04/27/2051		7,300	5,614
6.000% due 05/13/2030		4,500	4,595
6.000% due 05/07/2036		1,200	1,162
6.400% due 05/07/2054		2,000	1,830
6.875% due 05/13/2037		4,500	4,615

			44,341

Total Mexico (Cost $56,661)			50,140

PARAGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Paraguay Government International Bond
4.950% due 04/28/2031		$1,000	971

Total Paraguay (Cost $1,108)			971

PERU 9.6%

SOVEREIGN ISSUES 9.6%

Peru Government International Bond
2.783% due 01/23/2031		$1,000	879
5.375% due 02/08/2035		1,000	983
5.625% due 11/18/2050		2,680	2,556
5.875% due 08/08/2054		1,000	971
6.150% due 08/12/2032	PEN	48,170	13,174
6.350% due 08/12/2028		3,500	1,013
6.950% due 08/12/2031		47,600	13,855
7.300% due 08/12/2033		28,400	8,164

Total Peru (Cost $42,662)			41,595

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Republic of Poland Government International Bond
5.125% due 09/18/2034		$2,000	1,984

Total Poland (Cost $1,972)			1,984

QATAR 4.3%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$700	606

SOVEREIGN ISSUES 4.2%

Qatar Government International Bond
3.750% due 04/16/2030		4,100	3,976
4.000% due 03/14/2029		3,200	3,160
4.400% due 04/16/2050		7,000	6,016
4.500% due 04/23/2028		2,000	2,014
4.817% due 03/14/2049		1,200	1,102
5.103% due 04/23/2048		2,000	1,918

			18,186

Total Qatar (Cost $19,892)			18,792

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 4.3%

SOVEREIGN ISSUES 4.3%

Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	$2,572
2.000% due 04/14/2033		3,000	2,417
3.624% due 05/26/2030		3,000	3,031
5.375% due 03/22/2031		3,000	3,216
5.625% due 05/30/2037		6,000	5,927
7.500% due 02/10/2037		$1,500	1,527

Total Romania (Cost $18,888)			18,690

SAUDI ARABIA 9.7%

CORPORATE BONDS & NOTES 2.2%

Saudi Arabian Oil Co.
5.250% due 07/17/2034		$3,000	3,021
5.750% due 07/17/2054		3,000	2,837
5.875% due 07/17/2064		4,000	3,746

			9,604

SOVEREIGN ISSUES 7.5%

Saudi Government International Bond
3.250% due 10/26/2026		400	394
3.625% due 03/04/2028		1,500	1,460
4.750% due 01/18/2028		5,000	5,029
4.750% due 01/16/2030		5,000	5,002
4.875% due 07/18/2033		5,000	4,943
5.000% due 01/18/2053		2,000	1,718
5.125% due 01/13/2028		3,000	3,038
5.375% due 01/13/2031		3,000	3,076
5.750% due 01/16/2054		8,000	7,640

			32,300

Total Saudi Arabia (Cost $42,198)			41,904

SERBIA 4.1%

SOVEREIGN ISSUES 4.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,914
1.500% due 06/26/2029		5,400	5,223
1.650% due 03/03/2033		150	126
2.050% due 09/23/2036		2,500	1,971
3.125% due 05/15/2027		6,900	7,359

Total Serbia (Cost $21,211)			17,593

SOUTH AFRICA 12.2%

SOVEREIGN ISSUES 12.2%

Republic of South Africa Government International Bond
4.875% due 04/14/2026		$200	199
5.750% due 09/30/2049		400	295
7.100% due 11/19/2036		2,000	1,941
7.950% due 11/19/2054		2,000	1,884
8.500% due 01/31/2037	ZAR	103,500	4,695
8.875% due 02/28/2035		276,500	13,501
10.500% due 12/21/2026		539,300	30,446

Total South Africa (Cost $59,503)			52,961

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 1.2%

SOVEREIGN ISSUES 1.2%

Turkey Government International Bond
7.625% due 05/15/2034	$5,000	$5,045

Total Turkey (Cost $4,921)		5,045

UNITED ARAB EMIRATES 3.3%

CORPORATE BONDS & NOTES 1.1%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031	$3,000	2,936

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029	2,000	1,965

		4,901

SOVEREIGN ISSUES 2.2%

Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	2,100	1,809
2.700% due 09/02/2070	4,500	2,492
3.125% due 04/16/2030	4,900	4,644
3.875% due 04/16/2050	793	620

		9,565

Total United Arab Emirates (Cost $17,553)		14,466

UNITED STATES 5.3%

ASSET-BACKED SECURITIES 0.0%

GSAA Home Equity Trust
5.035% due 03/25/2037 •	$173	69

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •	199	53

		122

CORPORATE BONDS & NOTES 0.6%

Rio Oil Finance Trust
8.200% due 04/06/2028	354	362
9.750% due 01/06/2027	2,005	2,065

		2,427

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Mortgage Trust
5.068% due 02/25/2036 •	4	3

Chase Mortgage Finance Trust
4.732% due 03/25/2037 ~	11	10

Citigroup Mortgage Loan Trust
5.607% due 07/25/2046 •	7	7
6.760% due 03/25/2034 •	1	1

Countrywide Home Loan Mortgage Pass-Through Trust
4.490% due 10/20/2035 •	2	2
4.933% due 09/25/2047 •	5	4

HarborView Mortgage Loan Trust
6.023% due 08/19/2036 ~	0	1

Luminent Mortgage Trust
4.795% due 12/25/2036 ~	4	4

MASTR Adjustable Rate Mortgages Trust
4.915% due 05/25/2037 •	82	33

Merrill Lynch Alternative Note Asset Trust
4.578% due 06/25/2037 •	74	34
5.035% due 03/25/2037 •	211	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
4.369% due 04/25/2037 •	$14	$13

Morgan Stanley Mortgage Loan Trust
6.283% due 06/25/2036 •	2	2

Sequoia Mortgage Trust
4.801% due 01/20/2047 ~	5	4

WaMu Mortgage Pass-Through Certificates Trust
3.423% due 05/25/2037 ~	17	14
3.727% due 04/25/2037 •	10	9
3.846% due 01/25/2037 •	14	12
4.313% due 12/25/2036 •	31	28
4.356% due 12/25/2036 •	9	8
4.834% due 09/25/2036 •	13	11

		250

U.S. TREASURY OBLIGATIONS 4.6%

U.S. Treasury Bonds
4.625% due 05/15/2054 (f)(i)	20,000	20,071

Total United States (Cost $22,799)		22,870

	SHARES
SHORT-TERM INSTRUMENTS 2.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (d)	561,136	561

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.0%
4.294% due 04/10/2025 - 06/26/2025 (a)(b)(i)	$8,521	8,461

Total Short-Term Instruments (Cost $9,022)		9,022

Total Investments in Securities (Cost $453,009)		423,918

	SHARES
INVESTMENTS IN AFFILIATES 4.5%

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short-Term Floating NAV Portfolio III	1,981,403	19,287

Total Short-Term Instruments (Cost $19,288)		19,287

Total Investments in Affiliates (Cost $19,288)		19,287

Total Investments 102.4% (Cost $472,297)		$443,205

Financial Derivative Instruments (g)(h) 0.8% (Cost or Premiums, net $(2,585))		3,465

Other Assets and Liabilities, net (3.2)%		(13,744)

Net Assets 100.0%		$432,926

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$2,475	$3,116	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
NOM	4.500%	03/28/2025	04/04/2025	$(19,776)	$(19,786)

Total Reverse Repurchase Agreements					$(19,786)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
NOM	$0	$(19,786)	$0	$(19,786)	$19,896	$110

Total Borrowings and Other Financing Transactions	$0	$(19,786)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(19,786)	$0	$0	$(19,786)

Total Borrowings	$0	$(19,786)	$0	$0	$(19,786)

Payable for reverse repurchase agreements					$(19,786)

(f)	Securities with an aggregate market value of $19,896 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(742) at a weighted average interest rate of 4.442%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	124	$10,698	$159	$11	$0
U.S. Treasury 10-Year Note June Futures	06/2025	18	2,002	43	0	0

Total Futures Contracts				$202	$11	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.iTraxx Asia Ex-Japan 42 5-Year Index	1.000%	Quarterly	12/20/2029	$2,200	$31	$(4)	$27	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.760%	Maturity	01/04/2027	BRL	38,500	$0	$(540)	$(540)	$12	$0
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027		32,100	0	(640)	(640)	10	0
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027		132,400	0	(2,557)	(2,557)	40	0
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027		30,000	0	(200)	(200)	9	0
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027		101,000	0	(580)	(580)	30	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(345)	(384)	(729)	0	(31)

							$(345)	$(4,901)	$(5,246)	$101	$(31)

Total Swap Agreements							$(314)	$(4,905)	$(5,219)	$101	$(31)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$11	$101	$112	$0	$0	$(31)	$(31)

Cash of $3,204 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	90,477		$600	$0	$(4)
	04/2025		$46,296	AUD	73,184	0	(567)
	04/2025		630	JPY	94,061	0	(2)
	04/2025		20,135	SGD	26,919	0	(100)
	05/2025	AUD	73,184		$46,307	566	0
	05/2025	SGD	26,880		20,135	95	0
	05/2025		$6,237	CNH	45,161	3	(7)
	05/2025		600	JPY	90,173	3	0
	06/2025	CNH	39,869		$5,456	0	(60)
	06/2025		$3,784	CNH	27,304	0	(6)
	07/2025	CNH	22,474		$3,119	6	(1)
	08/2025		22,478		3,117	0	(5)

BOA	04/2025	IDR	13,027,665		788	5	0
	04/2025	KRW	1,804,555		1,231	6	0
	04/2025		$2,174	EUR	2,013	3	0
	04/2025		787	IDR	13,027,665	0	(4)
	05/2025	CNH	7,294		$997	0	(10)
	05/2025	IDR	15,692,378		942	2	0
	05/2025		$998	INR	85,760	3	0
	06/2025	CNH	13,120		$1,815	2	(2)
	06/2025	KRW	65,474		46	1	0
	06/2025		$1,853	CNH	13,391	0	(1)
	06/2025		1,429	KRW	2,084,367	0	(9)
	08/2025	CNH	21,782		$3,045	19	0
	08/2025	TWD	1,575		48	0	0

BPS	04/2025	BRL	45,159		7,834	0	(80)
	04/2025	EUR	76,936		80,673	0	(2,518)
	04/2025	GBP	3,406		4,306	0	(94)
	04/2025	IDR	208,068,996		12,552	58	0
	04/2025	JPY	62,290		417	2	(1)
	04/2025	NOK	206		20	0	0
	04/2025	SGD	2,131		1,601	15	0
	04/2025	TWD	1,120,662		34,106	360	0
	04/2025		$2,607	AUD	4,119	0	(33)
	04/2025		7,897	BRL	45,159	22	(6)
	04/2025		3,571	GBP	2,775	14	0
	04/2025		10,809	IDR	176,560,584	0	(204)
	04/2025		9,506	INR	825,573	141	0
	04/2025		6,206	JPY	925,225	0	(37)
	04/2025		8,593	KRW	12,477,046	0	(121)
	04/2025		11,272	SGD	15,102	0	(31)
	04/2025		27,026	TWD	885,392	0	(363)
	04/2025	ZAR	68,582		$3,749	13	0
	05/2025	CNH	39,846		5,491	3	(11)
	05/2025	IDR	48,023,947		2,887	9	0
	05/2025	SGD	15,078		11,272	30	0
	05/2025	TRY	665		17	0	0
	05/2025		$534	BRL	3,065	0	0
	05/2025		10,141	IDR	168,306,227	0	(53)
	05/2025		8,983	INR	770,626	11	0
	05/2025		215	JPY	32,182	0	0
	05/2025		20	NOK	206	0	0
	06/2025	CNH	28,885		$3,972	0	(24)
	06/2025	KRW	212,618		149	4	0
	06/2025	PLN	2,297		595	3	0
	06/2025		$15,443	PLN	59,719	35	(99)
	07/2025	TWD	394,826		$12,147	186	0
	08/2025		407,151		12,491	124	0
	10/2025	BRL	25,100		4,191	2	(21)

BRC	04/2025	INR	11,116		127	0	(3)
	04/2025	TRY	3,061		79	1	0
	04/2025		$17,124	EUR	15,758	0	(85)
	04/2025		7,052	IDR	115,444,668	0	(128)
	04/2025		598	ILS	2,194	0	(7)
	04/2025		130	INR	11,103	0	0

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$34	NOK	383	$2	$0
	04/2025		1,598	SGD	2,137	0	(8)
	04/2025		27,899	TRY	1,064,902	117	(85)
	05/2025	INR	11,135		$130	0	0
	05/2025	TRY	1,909		48	1	0
	05/2025		$17	NOK	177	0	0
	05/2025		31,339	TRY	1,233,225	0	(792)
	06/2025	PEN	3,231		$876	0	(1)
	06/2025	TRY	1,162		29	1	0
	06/2025		$831	PLN	3,220	0	(2)
	06/2025		22,757	TRY	912,529	0	(790)
	07/2025		1,400		63,625	93	0

BSH	04/2025	AUD	77,624		$49,180	676	0
	04/2025	BRL	31,900		5,650	60	0
	04/2025	JPY	1,139,571		7,588	0	(10)
	04/2025		$5,555	BRL	31,900	35	0
	04/2025		3,613	PEN	13,112	0	(44)
	05/2025		7,588	JPY	1,135,733	10	0
	06/2025	PEN	9,687		$2,641	12	(3)
	06/2025		$6,082	PLN	23,444	0	(45)
	07/2025	PEN	9,455		$2,602	35	0
	09/2025		5,440		1,485	11	0

CBK	04/2025	CHF	1,231		1,400	9	0
	04/2025	IDR	223,202,326		13,455	52	0
	04/2025	ILS	22,970		6,302	122	0
	04/2025	INR	226,582		2,645	0	(6)
	04/2025	PEN	8,422		2,272	0	(20)
	04/2025	TWD	1,978,015		60,373	804	0
	04/2025		$91,571	CAD	130,515	0	(871)
	04/2025		7,887	EUR	7,299	5	0
	04/2025		1,000	GBP	771	0	(4)
	04/2025		23,198	IDR	380,133,512	0	(382)
	04/2025		27,043	INR	2,355,981	468	0
	04/2025		506	KRW	740,180	0	(3)
	04/2025		457	SEK	4,587	0	(1)
	04/2025		41,814	TWD	1,372,254	0	(490)
	05/2025	CAD	121,436		$85,376	862	0
	05/2025	IDR	56,349,558		3,392	15	0
	05/2025	SEK	4,578		457	1	0
	05/2025	THB	1		0	0	0
	05/2025		$10,105	IDR	167,887,892	0	(43)
	06/2025	CNH	8,755		$1,208	0	(3)
	06/2025	KRW	39,477,511		27,441	552	0
	06/2025	PEN	471		128	0	0
	06/2025		$1,046	CLP	992,121	0	(2)
	06/2025		1,685	CNH	12,164	0	(2)
	07/2025	TWD	624,975		$19,210	278	0
	08/2025	PEN	3,719		999	0	(10)
	08/2025	TWD	841,401		25,803	246	0

DUB	04/2025	AUD	1,582		997	9	0
	04/2025	BRL	533,015		92,811	0	(595)
	04/2025	CAD	130		91	0	0
	04/2025	ILS	28,307		7,763	147	0
	04/2025	JPY	529,400		3,599	69	0
	04/2025	NZD	3,900		2,227	13	0
	04/2025	SGD	4,710		3,513	10	(2)
	04/2025		$92,824	BRL	533,015	582	0
	04/2025		767	CHF	687	10	0
	04/2025		63	IDR	1,051,075	0	0
	04/2025		1,501	INR	129,121	6	0
	04/2025		2,442	NZD	4,250	0	(29)
	04/2025		10,288	SGD	13,776	0	(35)
	05/2025	IDR	6,883,609		$414	1	0
	05/2025	NZD	4,250		2,444	29	0
	05/2025	SGD	13,756		10,288	33	0
	05/2025		$998	AUD	1,582	0	(9)
	05/2025		92,811	BRL	535,990	545	0
	06/2025	KRW	66,549,037		$46,313	1,004	0

FAR	04/2025	AUD	1,264		796	7	0
	04/2025	BRL	604,938		105,347	0	(663)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	CHF	50,317		$56,449	$0	$(425)
	04/2025	ILS	24,391		6,719	157	0
	04/2025	JPY	815,296		5,415	0	(20)
	04/2025		$105,419	BRL	604,938	590	0
	04/2025		4,810	JPY	717,711	0	(25)
	04/2025		491	TWD	16,088	0	(6)
	04/2025		30	ZAR	551	0	0
	05/2025		1,591	CNH	11,476	0	(7)
	05/2025		5,415	JPY	812,549	20	0
	06/2025		6,057	BRL	35,241	40	0
	06/2025		9,833	PLN	38,011	0	(45)
	07/2025	CNH	11,432		$1,591	6	0
	07/2025	PEN	79,710		21,240	0	(395)

GLM	04/2025	BRL	234,221		40,908	97	(235)
	04/2025	IDR	761,572		46	0	0
	04/2025	KRW	2,747,308		1,872	7	0
	04/2025	PEN	10,885		2,912	0	(49)
	04/2025	TRY	158		4	0	0
	04/2025		$40,434	BRL	234,221	610	0
	04/2025		6,046	IDR	99,046,679	0	(106)
	04/2025		690	KRW	1,008,502	0	(4)
	04/2025	ZAR	37,291		$2,044	12	0
	05/2025	CNH	7,092		968	0	(10)
	05/2025	IDR	27,076,318		1,624	1	0
	05/2025	PEN	10,362		2,782	0	(36)
	05/2025		$46	IDR	762,260	0	0
	06/2025	CNH	237,676		$32,754	0	(129)
	06/2025		$3,796	CNH	27,388	2	(9)
	06/2025		1,872	KRW	2,737,329	0	(7)
	06/2025		7,316	PLN	28,249	0	(42)
	07/2025	TWD	75,418		$2,319	34	0
	10/2025	BRL	29,500		4,861	0	(88)

IND	04/2025	TWD	95,830		2,931	45	0
	04/2025		$49	CHF	43	0	0
	05/2025	CHF	43		$49	0	0

JPM	04/2025	BRL	13,118		2,286	0	(13)
	04/2025	IDR	18,642,853		1,127	8	0
	04/2025	ILS	27,897		7,659	154	0
	04/2025	JPY	310,019		2,059	0	(8)
	04/2025	SGD	3,906		2,925	17	0
	04/2025	TWD	662		20	0	0
	04/2025		$1,001	AUD	1,582	0	(13)
	04/2025		2,284	BRL	13,118	14	0
	04/2025		47,211	EUR	43,771	118	0
	04/2025		3,232	IDR	53,113,911	0	(46)
	04/2025		25,241	INR	2,200,361	452	0
	04/2025		5,167	JPY	770,223	0	(32)
	04/2025		506	KRW	739,853	0	(3)
	04/2025		19,117	TWD	626,878	0	(239)
	05/2025	CNH	7,581		$1,038	0	(8)
	05/2025	EUR	43,771		47,288	0	(118)
	05/2025	IDR	18,071,114		1,089	6	0
	05/2025	TRY	38,305		862	0	(103)
	05/2025		$5,844	CNH	42,364	8	(5)
	05/2025		1,260	JPY	189,581	8	0
	05/2025		39,976	TRY	1,796,921	4,443	0
	06/2025	CNH	11,732		$1,607	0	(16)
	06/2025	MXN	5,289		256	0	0
	06/2025		$2,624	MXN	53,949	0	(15)
	06/2025		17,153	PLN	66,376	10	(72)
	06/2025		7,018	TRY	277,796	0	(245)
	07/2025	CNH	21,660		$3,001	2	(3)
	07/2025	TWD	399,213		12,273	180	0
	07/2025		$2,286	BRL	13,376	13	0
	08/2025	CNH	20,509		$2,843	1	(7)
	08/2025	TWD	400,763		12,285	112	0

MBC	04/2025	CHF	3,022		3,414	0	(2)
	04/2025	SEK	6,808		653	1	(25)
	04/2025	SGD	33,243		24,884	142	0

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	TWD	278,650		$8,614	$222	$0
	04/2025		$28	CAD	40	0	0
	04/2025		60,946	CHF	53,839	0	(91)
	04/2025		8,835	EUR	8,095	0	(82)
	04/2025		4,200	GBP	3,250	1	(2)
	04/2025		3,066	INR	265,970	42	0
	04/2025		14,142	TWD	464,574	0	(151)
	04/2025	ZAR	80,254		$4,390	18	0
	05/2025	CAD	40		28	0	0
	05/2025	CHF	53,647		60,946	90	0
	05/2025	CNH	26,204		3,616	3	(2)
	05/2025	IDR	10,862,858		653	2	0
	05/2025	THB	1,301		39	0	0
	05/2025		$2,882	CNH	20,894	4	(2)
	06/2025	KRW	8,589,612		$5,970	119	0
	06/2025		$5,033	PLN	19,427	0	(32)
	07/2025	CNH	10,384		$1,441	2	0
	07/2025	TWD	237,644		7,292	93	0
	08/2025	CNH	36,471		5,074	13	(5)
	08/2025	TWD	224,124		6,850	42	0

MYI	04/2025	CAD	130,424		91,623	987	0
	04/2025	SGD	13,938		10,413	39	0
	04/2025	TRY	118		3	0	0
	04/2025		$997	AUD	1,585	0	(7)
	04/2025		1,356	TWD	44,339	0	(21)
	04/2025		13,636	ZAR	249,277	0	(55)
	05/2025	IDR	9,946,812		$598	2	0
	06/2025		$409	PLN	1,624	9	0

NGF	06/2025	KRW	3,234,770		$2,270	68	0

RYL	04/2025		$218	SEK	2,205	1	0

SCX	04/2025	JPY	255,142		$1,722	23	(2)
	04/2025	NZD	350		200	1	0
	04/2025	PEN	9,428		2,557	0	(10)
	04/2025	TWD	147,587		4,547	103	0
	04/2025		$8,791	IDR	143,835,993	0	(165)
	04/2025		506	KRW	739,067	0	(4)
	04/2025		4,109	TWD	135,177	0	(38)
	05/2025	CNH	39,032		$5,415	28	0
	05/2025	IDR	4,241,610		255	1	0
	05/2025		$402	JPY	60,366	2	0
	06/2025	CNH	7,305		$1,006	0	(5)
	08/2025	TWD	134,058		4,109	37	0

SSB	04/2025	BRL	235,097		40,958	0	(241)
	04/2025	GBP	3,390		4,384	5	0
	05/2025		$40,958	BRL	236,411	220	0
	05/2025		4,384	GBP	3,390	0	(5)
	06/2025	CNH	225,505		$31,119	0	(80)

UAG	04/2025	IDR	29,360,855		1,770	6	0
	04/2025	TRY	54		1	0	0
	04/2025		$1,819	IDR	30,135,394	0	(10)
	04/2025		4,743	JPY	705,667	0	(38)
	05/2025		1,770	IDR	29,402,147	0	(8)
	06/2025		572	PLN	2,206	0	(3)

Total Forward Foreign Currency Contracts						$18,172	$(13,317)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus TRY	TRY	40.755	05/22/2025	39,000	$(814)	$(1,462)

Total Written Options						$(814)	$(1,462)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.153%	$	6,000	$142	$(104)	$38	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094		400	(18)	18	0	0

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132		2,800	(134)	127	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335		700	(62)	56	0	(6)
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908		3,000	(31)	40	9	0

BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.153		5,700	136	(99)	37	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990		2,110	(100)	101	1	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990		2,300	(116)	117	1	0

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335		3,500	(312)	283	0	(29)

MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335		4,500	(401)	364	0	(37)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094		12,700	(561)	545	0	(16)

Total Swap Agreements								$(1,457)	$1,448	$86	$(95)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter		Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$673	$0	$0	$673	$	(752)	$0	$0	$(752)	$(79)	$0	$(79)
BOA	41	0	38	79		(26)	0	0	(26)	53	0	53
BPS	1,032	0	9	1,041		(3,696)	0	(13)	(3,709)	(2,668)	2,614	(54)
BRC	215	0	38	253		(1,901)	0	0	(1,901)	(1,648)	2,030	382
BSH	839	0	0	839		(102)	0	0	(102)	737	(240)	497
CBK	3,414	0	1	3,415		(1,837)	0	0	(1,837)	1,578	(1,317)	261
DUB	2,458	0	0	2,458		(670)	0	0	(670)	1,788	(790)	998
FAR	820	0	0	820		(1,586)	0	0	(1,586)	(766)	1,540	774
GLM	763	0	0	763		(715)	(1,462)	0	(2,177)	(1,414)	1,430	16
GST	0	0	0	0		0	0	(29)	(29)	(29)	0	(29)
IND	45	0	0	45		0	0	0	0	45	0	45
JPM	5,546	0	0	5,546		(946)	0	0	(946)	4,600	(4,284)	316
MBC	794	0	0	794		(394)	0	0	(394)	400	(330)	70
MYC	0	0	0	0		0	0	(53)	(53)	(53)	112	59
MYI	1,037	0	0	1,037		(83)	0	0	(83)	954	(225)	729
NGF	68	0	0	68		0	0	0	0	68	0	68
RYL	1	0	0	1		0	0	0	0	1	0	1
SCX	195	0	0	195		(224)	0	0	(224)	(29)	0	(29)
SSB	225	0	0	225		(326)	0	0	(326)	(101)	303	202
UAG	6	0	0	6		(59)	0	0	(59)	(53)	0	(53)

Total Over the Counter	$18,172	$0	$86	$18,258	$	(13,317)	$(1,462)	$(95)	$(14,874)

(i)

Securities with an aggregate market value of $8,029 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11
Swap Agreements	0	0	0	0	101	101

	$0	$0	$0	$0	$112	$112

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,172	$0	$18,172
Swap Agreements	0	86	0	0	0	86

	$0	$86	$0	$18,172	$0	$18,258

	$0	$86	$0	$18,172	$112	$18,370

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$31	$31

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,317	$0	$13,317
Written Options	0	0	0	1,462	0	1,462
Swap Agreements	0	95	0	0	0	95

	$0	$95	$0	$14,779	$0	$14,874

	$0	$95	$0	$14,779	$31	$14,905

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$176	$176
Swap Agreements	0	29	0	0	(1,007)	(978)

	$0	$29	$0	$0	$(831)	$(802)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,601	$0	$28,601
Purchased Options	0	0	0	785	0	785
Swap Agreements	0	577	0	0	0	577

	$0	$577	$0	$29,386	$0	$29,963

	$0	$606	$0	$29,386	$(831)	$29,161

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$133	$133
Swap Agreements	0	(3)	0	0	(3,996)	(3,999)

	$0	$(3)	$0	$0	$(3,863)	$(3,866)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(558)	$0	$(558)
Written Options	0	0	0	(648)	0	(648)
Swap Agreements	0	(84)	0	0	0	(84)

	$0	$(84)	$0	$(1,206)	$0	$(1,290)

	$0	$(87)	$0	$(1,206)	$(3,863)	$(5,156)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$3,404	$0	$3,404
Sovereign Issues	0	23,588	0	23,588
Chile
Corporate Bonds & Notes	0	2,139	0	2,139
Sovereign Issues	0	7,629	0	7,629
Colombia
Corporate Bonds & Notes	0	2,632	0	2,632
Sovereign Issues	0	28,482	0	28,482
Dominican Republic
Sovereign Issues	0	2,477	0	2,477
India
Corporate Bonds & Notes	0	1,768	0	1,768
Indonesia
Corporate Bonds & Notes	0	185	0	185
Sovereign Issues	0	11,366	0	11,366
Israel
Sovereign Issues	0	14,024	0	14,024
Ivory Coast
Sovereign Issues	0	4,405	0	4,405
Luxembourg
Common Stocks	0	0	4,344	4,344
Corporate Bonds & Notes	0	18,018	0	18,018
Malaysia
Corporate Bonds & Notes	0	3,424	0	3,424
Mexico
Corporate Bonds & Notes	0	5,799	0	5,799
Sovereign Issues	0	44,341	0	44,341
Paraguay
Sovereign Issues	0	971	0	971
Peru
Sovereign Issues	0	41,595	0	41,595
Poland
Sovereign Issues	0	1,984	0	1,984
Qatar
Corporate Bonds & Notes	0	606	0	606
Sovereign Issues	0	18,186	0	18,186
Romania
Sovereign Issues	0	18,690	0	18,690
Saudi Arabia
Corporate Bonds & Notes	0	9,604	0	9,604
Sovereign Issues	0	32,300	0	32,300
Serbia

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Sovereign Issues	$0	$17,593	$0	$17,593
South Africa
Sovereign Issues	0	52,961	0	52,961
Turkey
Sovereign Issues	0	5,045	0	5,045
United Arab Emirates
Corporate Bonds & Notes	0	4,901	0	4,901
Sovereign Issues	0	9,565	0	9,565
United States
Asset-Backed Securities	0	122	0	122
Corporate Bonds & Notes	0	2,427	0	2,427
Non-Agency Mortgage-Backed Securities	0	250	0	250
U.S. Treasury Obligations	0	20,071	0	20,071
Short-Term Instruments
Mutual Funds	0	561	0	561
U.S. Treasury Bills	0	8,461	0	8,461

	$0	$419,574	$4,344	$423,918

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,287	$0	$0	$19,287

Total Investments	$19,287	$419,574	$4,344	$443,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	101	0	112
Over the counter	0	18,258	0	18,258

	$11	$18,359	$0	$18,370

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(31)	0	(31)
Over the counter	0	(14,874)	0	(14,874)

	$0	$(14,905)	$0	$(14,905)

Total Financial Derivative Instruments	$11	$3,454	$0	$3,465

Totals	$19,298	$423,028	$4,344	$446,670

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)
Investments in Securities, at Value
Luxembourg
Common Stocks	$4,161	$0	$0	$0	$0	$183	$0	$0	$4,344	$183
United States
Non-Agency Mortgage-Backed Securities	2	0	0	0	0	0	0	(2)	0	0

Totals	$4,163	$0	$0	$0	$0	$183	$0	$(2)	$4,344	$183

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Luxembourg Common Stocks	$4,344	Indicative Market Quotation	Broker Quote	$25.188	—

Total	$4,344

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.9%

B&G Foods, Inc.
7.825% due 10/10/2029 ~		$323	$318

Barnes Group, Inc.
7.322% due 01/27/2032		150	149

Central Parent, Inc.
7.549% due 07/06/2029 ~		50	43

Clydesdale Acquisition Holdings, Inc.
TBD% due 03/26/2032		172	171
TBD% due 03/26/2032 µ		3	3

Cotiviti Corp.
7.073% due 05/01/2031		248	243

CQP Holdco LP
6.299% due 12/31/2030		595	594

Envision Healthcare Corp.
11.152% due 07/20/2026 «		1,056	1,056
12.277% due 11/03/2028 «		5,021	5,097

Fortress Intermediate, Inc.
8.075% due 06/27/2031		174	174

GFL Environmental, Inc.
6.819% due 02/04/2032		100	99

Global Medical Response, Inc.
9.790% due 10/31/2028 ~		226	226

Gray Television, Inc.
9.573% due 06/04/2029 ~		99	96

Hudson’s Bay Co.
TBD% due 04/03/2026 «		197	194

Lifepoint Health, Inc.
7.817% due 05/19/2031 ~		100	96

Medline Borrower LP
6.575% due 10/23/2028 ~		529	529

Modena Buyer LLC
8.791% due 07/01/2031 ~		233	226

Motion Finco SARL
7.799% due 11/12/2029		100	96

Rockpoint Gas Storage Partners LP
TBD% due 09/18/2031		100	100

Scientific Games Holdings LP
7.296% due 04/04/2029 ~		100	99

Sotera Health Holdings LLC
7.549% due 05/30/2031		100	99

TGP Holdings III LLC
7.675% due 06/29/2028		85	78

The Stepstone Group MidCo 2 GmbH
TBD% due 12/04/2031 ~		550	544

TransDigm, Inc.
6.799% due 02/28/2031		298	297
7.049% due 03/22/2030		297	297

X Corp.
10.949% due 10/26/2029 ~		375	373

Total Loan Participations and Assignments (Cost $11,126)			11,297

CORPORATE BONDS & NOTES 83.4%

BANKING & FINANCE 13.6%

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031		525	516
7.000% due 01/15/2031		350	351

AmWINS Group, Inc.
4.875% due 06/30/2029		75	71
6.375% due 02/15/2029		325	328

Armor Holdco, Inc.
8.500% due 11/15/2029		1,000	972

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031		100	101

Banca Monte dei Paschi di Siena SpA
8.500% due 09/10/2030 ~	EUR	400	442

BGC Group, Inc.
8.000% due 05/25/2028		$100	107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas SA
8.500% due 08/14/2028 •(f)(g)	$200	$210

Brandywine Operating Partnership LP
4.550% due 10/01/2029	200	182

Bread Financial Holdings, Inc.
8.375% due 06/15/2035 ~	25	24

Burford Capital Global Finance LLC
6.250% due 04/15/2028	750	746

Coinbase Global, Inc.
3.375% due 10/01/2028	375	339

Credit Acceptance Corp.
6.625% due 03/15/2030	25	25
9.250% due 12/15/2028	125	132

Encore Capital Group, Inc.
8.500% due 05/15/2030	350	361
9.250% due 04/01/2029	100	105

Focus Financial Partners LLC
6.750% due 09/15/2031	125	123

Ford Motor Credit Co. LLC
4.271% due 01/09/2027	25	24
5.918% due 03/20/2028	50	50
6.800% due 05/12/2028	25	26

Fortress Transportation & Infrastructure Investors LLC
7.000% due 05/01/2031	450	458

Freedom Mortgage Corp.
6.625% due 01/15/2027	800	797

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	50	49
9.125% due 05/15/2031	225	227
9.250% due 02/01/2029	125	127

GGAM Finance Ltd.
6.875% due 04/15/2029	225	228

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	125	120

GN Bondco LLC
9.500% due 10/15/2031	550	551

HUB International Ltd.
7.250% due 06/15/2030	325	335

Hudson Pacific Properties LP
5.950% due 02/15/2028	200	174

Icahn Enterprises LP
6.250% due 05/15/2026	180	178
10.000% due 11/15/2029	175	174

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •	400	359

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032	250	231

Iron Mountain, Inc.
4.500% due 02/15/2031	75	69
4.875% due 09/15/2027	25	25
5.250% due 07/15/2030	50	48
5.625% due 07/15/2032	175	167
6.250% due 01/15/2033	400	396

Jane Street Group
4.500% due 11/15/2029	500	473
6.125% due 11/01/2032	150	148
7.125% due 04/30/2031	275	283

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	100	107

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	75	71
7.000% due 07/15/2031	150	154

MPT Operating Partnership LP
8.500% due 02/15/2032	150	153

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	400	401
6.500% due 08/01/2029	250	254

Navient Corp.
5.000% due 03/15/2027	200	196
6.750% due 06/15/2026	200	202

Newmark Group, Inc.
7.500% due 01/12/2029	700	735

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	$50	$47
6.950% due 09/15/2026	75	76
7.050% due 09/15/2028	200	208

OneMain Finance Corp.
6.625% due 05/15/2029	150	150
7.125% due 11/15/2031	100	101
7.500% due 05/15/2031	150	153
9.000% due 01/15/2029	1,275	1,339

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)	150	106

Panther Escrow Issuer LLC
7.125% due 06/01/2031	675	688

Park Intermediate Holdings LLC
4.875% due 05/15/2029	325	304
7.000% due 02/01/2030	25	25

Pebblebrook Hotel LP
6.375% due 10/15/2029	150	148

PennyMac Financial Services, Inc.
5.750% due 09/15/2031	500	475
7.125% due 11/15/2030	275	280
7.875% due 12/15/2029	100	104

PRA Group, Inc.
8.875% due 01/31/2030	125	131

Rfna LP
7.875% due 02/15/2030	75	74

RHP Hotel Properties LP
6.500% due 04/01/2032	325	325

RLJ Lodging Trust LP
4.000% due 09/15/2029	175	157

Service Properties Trust
8.375% due 06/15/2029	450	450

SLM Corp.
6.500% due 01/31/2030	25	26

Starwood Property Trust, Inc.
4.375% due 01/15/2027	25	24
6.000% due 04/15/2030	75	73
6.500% due 07/01/2030	125	125
6.500% due 10/15/2030 (a)	75	74

UBS Group AG
9.250% due 11/13/2028 •(f)(g)	100	109

USI, Inc.
7.500% due 01/15/2032	226	231

VFH Parent LLC
7.500% due 06/15/2031	150	154

Vornado Realty LP
3.400% due 06/01/2031	100	85

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)	132	0

XHR LP
6.625% due 05/15/2030	75	74

		19,441

INDUSTRIALS 65.3%

AAR Escrow Issuer LLC
6.750% due 03/15/2029	100	102

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029	25	24

Adient Global Holdings Ltd.
7.500% due 02/15/2033	100	94

ADT Security Corp.
4.125% due 08/01/2029	400	376

Advance Auto Parts, Inc.
3.500% due 03/15/2032	200	168
3.900% due 04/15/2030	25	22

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	275	241

Affinity Interactive
6.875% due 12/15/2027	75	57

Albertsons Cos., Inc.
4.625% due 01/15/2027	375	370
4.875% due 02/15/2030	475	454
5.875% due 02/15/2028	125	125

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Albion Financing SARL
8.750% due 04/15/2027	$200	$204

Alcoa Nederland Holding BV
4.125% due 03/31/2029	200	186

Allegiant Travel Co.
7.250% due 08/15/2027	150	146

Allied Universal Holdco LLC
7.875% due 02/15/2031	300	304

Altice France SA
5.500% due 10/15/2029	1,000	794
8.125% due 02/01/2027	125	112

Alumina Pty. Ltd.
6.125% due 03/15/2030	400	399

AMC Networks, Inc.
4.250% due 02/15/2029	400	301
10.250% due 01/15/2029	200	207

Amentum Holdings, Inc.
7.250% due 08/01/2032	125	123

Amer Sports Co.
6.750% due 02/16/2031	125	128

American Airlines Pass-Through Trust
3.375% due 11/01/2028	52	51

American Airlines, Inc.
5.500% due 04/20/2026	208	208
5.750% due 04/20/2029	900	881

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	175	161
4.000% due 01/15/2028	275	263

Amsted Industries, Inc.
6.375% due 03/15/2033	225	224

APi Group DE, Inc.
4.125% due 07/15/2029	275	255

Arcosa, Inc.
6.875% due 08/15/2032	150	152

Aris Water Holdings LLC
7.250% due 04/01/2030	125	127

Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032	500	498

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	500	453

AthenaHealth Group, Inc.
6.500% due 02/15/2030	175	164

Avis Budget Car Rental LLC
4.750% due 04/01/2028	150	138
5.375% due 03/01/2029	75	68
8.000% due 02/15/2031	100	98
8.250% due 01/15/2030	225	220

Axon Enterprise, Inc.
6.125% due 03/15/2030	100	101
6.250% due 03/15/2033	75	76

B&G Foods, Inc.
8.000% due 09/15/2028	25	25

B.C. Ltd.
10.000% due 04/15/2032 (a)	325	323

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	1,125	1,041
4.000% due 10/15/2030	1,050	951

Ball Corp.
2.875% due 08/15/2030	75	65
3.125% due 09/15/2031	25	22

Bausch & Lomb Corp.
8.375% due 10/01/2028	500	519

Bausch Health Cos., Inc.
4.875% due 06/01/2028	300	243
11.000% due 09/30/2028	250	238

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	1,225	1,206

Block, Inc.
6.500% due 05/15/2032	200	202

Borr IHC Ltd.
10.000% due 11/15/2028	46	44
10.375% due 11/15/2030	24	22

Boyd Gaming Corp.
4.750% due 12/01/2027	75	74

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Buckeye Partners LP
6.750% due 02/01/2030		$150	$152

Builders FirstSource, Inc.
4.250% due 02/01/2032		325	291
6.375% due 03/01/2034		325	323

BWX Technologies, Inc.
4.125% due 06/30/2028		25	24
4.125% due 04/15/2029		125	117

Cable One, Inc.
4.000% due 11/15/2030		100	79

Caesars Entertainment, Inc.
7.000% due 02/15/2030		375	380

Camelot Finance SA
4.500% due 11/01/2026		25	25

Capstone Borrower, Inc.
8.000% due 06/15/2030		200	206

Carnival Corp.
4.000% due 08/01/2028		75	72
5.750% due 03/01/2027		575	576
5.750% due 03/15/2030		1,125	1,121

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		200	212

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		50	56

CCO Holdings LLC
4.250% due 02/01/2031		225	200
4.250% due 01/15/2034		850	700
4.750% due 02/01/2032		500	445
5.000% due 02/01/2028		1,700	1,651
5.125% due 05/01/2027		100	99

Celanese U.S. Holdings LLC
6.500% due 04/15/2030		300	298
6.629% due 07/15/2032		200	206

Central Parent LLC
8.000% due 06/15/2029		175	154

Central Parent, Inc.
7.250% due 06/15/2029		25	22

Century Communities, Inc.
3.875% due 08/15/2029		150	135

Cerdia Finanz GmbH
9.375% due 10/03/2031		575	590

Champ Acquisition Corp.
8.375% due 12/01/2031		50	52

Chart Industries, Inc.
9.500% due 01/01/2031		50	53

Cheplapharm Arzneimittel GmbH
3.500% due 02/11/2027	EUR	425	441

Chord Energy Corp.
6.750% due 03/15/2033		$425	423

Churchill Downs, Inc.
4.750% due 01/15/2028		575	559

Cimpress PLC
7.375% due 09/15/2032		275	253

Civitas Resources, Inc.
8.625% due 11/01/2030		25	26
8.750% due 07/01/2031		175	180

Clarios Global LP
6.750% due 02/15/2030		50	51

Clarivate Science Holdings Corp.
4.875% due 07/01/2029		700	625

Cleveland-Cliffs, Inc.
6.875% due 11/01/2029		125	122
7.000% due 03/15/2032		450	432

Cloud Software Group, Inc.
6.500% due 03/31/2029		500	486
8.250% due 06/30/2032		225	229

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032 (a)		400	403
6.875% due 01/15/2030		475	479

CNX Midstream Partners LP
4.750% due 04/15/2030		200	186

CNX Resources Corp.
7.250% due 03/01/2032		75	76

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Community Health Systems, Inc.
4.750% due 02/15/2031	$75	$59
5.250% due 05/15/2030	700	578
5.625% due 03/15/2027	25	24
6.000% due 01/15/2029	500	445
10.875% due 01/15/2032	275	271

Connect Finco SARL
9.000% due 09/15/2029	300	274

CQP Holdco LP
5.500% due 06/15/2031	100	96

Crescent Energy Finance LLC
7.375% due 01/15/2033	225	217
7.625% due 04/01/2032	175	173

DaVita, Inc.
6.875% due 09/01/2032	100	101

Dcli Bidco LLC
7.750% due 11/15/2029	250	258

Deluxe Corp.
8.125% due 09/15/2029	50	50

Diebold Nixdorf, Inc.
7.750% due 03/31/2030	75	78

DirecTV Financing LLC
5.875% due 08/15/2027	525	509
10.000% due 02/15/2031	100	96

EchoStar Corp.
10.750% due 11/30/2029	700	736

Efesto Bidco S.p.A Efesto U.S. LLC
7.500% due 02/15/2032	275	268

Ellucian Holdings, Inc.
6.500% due 12/01/2029	175	173

Embecta Corp.
5.000% due 02/15/2030	300	269

EMRLD Borrower LP
6.750% due 07/15/2031	200	202

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	75	78

EQM Midstream Partners LP
4.500% due 01/15/2029	93	90
4.750% due 01/15/2031	100	96
7.500% due 06/01/2030	1,000	1,081

EquipmentShare.com, Inc.
9.000% due 05/15/2028	50	52

Fertitta Entertainment LLC
6.750% due 01/15/2030	225	195

First Student Bidco, Inc.
4.000% due 07/31/2029	325	298

Fortress Intermediate, Inc.
7.500% due 06/01/2031	275	278

Frontier Communications Holdings LLC
6.000% due 01/15/2030	350	351
8.625% due 03/15/2031	75	80

Gap, Inc.
3.625% due 10/01/2029	850	768
3.875% due 10/01/2031	100	86

Genesee & Wyoming, Inc.
6.250% due 04/15/2032	300	300

GFL Environmental, Inc.
4.000% due 08/01/2028	100	95
4.375% due 08/15/2029	375	354

Global Medical Response, Inc.
10.000% due 10/31/2028	151	151

Global Partners LP
8.250% due 01/15/2032	100	103

Goat Holdco LLC
6.750% due 02/01/2032	475	465

goeasy Ltd.
6.875% due 05/15/2030	125	123
7.375% due 10/01/2030 (a)	275	270
7.625% due 07/01/2029	25	25
9.250% due 12/01/2028	500	525

Graham Packaging Co., Inc.
7.125% due 08/15/2028	300	293

Graphic Packaging International LLC
6.375% due 07/15/2032	250	251

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gray Television, Inc.
4.750% due 10/15/2030	$100	$64
5.375% due 11/15/2031	175	109
10.500% due 07/15/2029	75	78

Great Canadian Gaming Corp.
8.750% due 11/15/2029	50	50

Griffon Corp.
5.750% due 03/01/2028	325	318

Gulfport Energy Corp.
6.750% due 09/01/2029	75	76

GYP Holdings Corp.
4.625% due 05/01/2029	150	140

Helios Software Holdings, Inc.
4.625% due 05/01/2028	25	23
8.750% due 05/01/2029	100	100

Hess Midstream Operations LP
5.875% due 03/01/2028	150	151

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	800	702

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031	300	264

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	525	538

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029	50	50

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)	175	173

IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK)
8.000% due 11/15/2032 (b)	75	73

Imola Merger Corp.
4.750% due 05/15/2029	800	760

INEOS Finance PLC
6.750% due 05/15/2028	25	25

Ingevity Corp.
3.875% due 11/01/2028	700	654

Insulet Corp.
6.500% due 04/01/2033	25	25

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	425	414

Jazz Securities DAC
4.375% due 01/15/2029	200	190

JELD-WEN, Inc.
7.000% due 09/01/2032	325	289

JetBlue Airways Corp.
9.875% due 09/20/2031	800	790

Kaiser Aluminum Corp.
4.500% due 06/01/2031	125	111

KBR, Inc.
4.750% due 09/30/2028	25	24

Kinetik Holdings LP
6.625% due 12/15/2028	50	51

Kodiak Gas Services LLC
7.250% due 02/15/2029	150	153

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	350	342

LABL, Inc.
5.875% due 11/01/2028	25	20

Level 3 Financing, Inc.
4.500% due 04/01/2030	50	40
10.750% due 12/15/2030	25	28
11.000% due 11/15/2029	465	519

LGI Homes, Inc.
7.000% due 11/15/2032	125	118

LifePoint Health, Inc.
8.375% due 02/15/2032	175	176
11.000% due 10/15/2030	600	653

Light & Wonder International, Inc.
7.500% due 09/01/2031	100	103

Live Nation Entertainment, Inc.
4.750% due 10/15/2027	200	195

Magnolia Oil & Gas Operating LLC
6.875% due 12/01/2032	125	125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Masterbrand, Inc.
7.000% due 07/15/2032	$50	$50

Matador Resources Co.
6.250% due 04/15/2033	600	587

Match Group Holdings LLC
3.625% due 10/01/2031	150	129

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	25	24
7.375% due 09/01/2031	225	226

Medline Borrower LP
3.875% due 04/01/2029	800	748

MEG Energy Corp.
5.875% due 02/01/2029	350	344

Methanex U.S. Operations, Inc.
6.250% due 03/15/2032	100	98

MGM Resorts International
6.125% due 09/15/2029	25	25
6.500% due 04/15/2032	225	221

Midwest Gaming Borrower LLC
4.875% due 05/01/2029	350	329

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032	150	149

Molina Healthcare, Inc.
3.875% due 05/15/2032	200	176
4.375% due 06/15/2028	125	119
6.250% due 01/15/2033	200	197

Motion Bondco DAC
6.625% due 11/15/2027	200	191

Motion Finco SARL
8.375% due 02/15/2032	50	49

Murphy Oil Corp.
6.000% due 10/01/2032	225	217

Murphy Oil USA, Inc.
3.750% due 02/15/2031	150	133

Nabors Industries, Inc.
7.375% due 05/15/2027	100	99

NCL Corp. Ltd.
6.750% due 02/01/2032	375	371

NCR Atleos Corp.
9.500% due 04/01/2029	175	190

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	300	261

Newell Brands, Inc.
6.625% due 05/15/2032	43	42

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	500	410

NFE Financing LLC
12.000% due 11/15/2029	232	196

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	40	38

Noble Finance LLC
8.000% due 04/15/2030	525	525

Nordstrom, Inc.
4.250% due 08/01/2031	50	43
5.000% due 01/15/2044	200	148

Northriver Midstream Finance LP
6.750% due 07/15/2032	200	202

Novelis Corp.
4.750% due 01/30/2030	375	350

Novelis, Inc.
6.875% due 01/30/2030	150	152

NuStar Logistics LP
6.375% due 10/01/2030	250	253

Odeon Finco PLC
12.750% due 11/01/2027	75	78

Olin Corp.
6.625% due 04/01/2033	125	122

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	850	786

OneSky Flight LLC
8.875% due 12/15/2029	75	76

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Opal BIDCO
6.500% due 03/31/2032	$700	$700

Open Text Holdings, Inc.
4.125% due 02/15/2030	450	411

Organon & Co.
4.125% due 04/30/2028	275	257
6.750% due 05/15/2034	275	270

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028	175	179

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	525	530

Parkland Corp.
4.500% due 10/01/2029	100	94
6.625% due 08/15/2032	75	75

Permian Resources Operating LLC
7.000% due 01/15/2032	600	614

Perrigo Finance Unlimited Co.
4.900% due 12/15/2044	700	555

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	1,250	173
5.500% due 04/12/2037 ^(c)	1,250	175

Post Holdings, Inc.
4.500% due 09/15/2031	150	136
5.500% due 12/15/2029	300	292
6.250% due 10/15/2034	875	864

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	900	850

Primo Water Holdings, Inc.
4.375% due 04/30/2029	50	48
6.250% due 04/01/2029	200	200

PTC, Inc.
4.000% due 02/15/2028	200	193

Quikrete Holdings, Inc.
6.375% due 03/01/2032	375	378
6.750% due 03/01/2033	100	100

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	125	133

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	50	50
9.750% due 04/15/2029	200	218
11.250% due 02/15/2027	200	217

Rand Parent LLC
8.500% due 02/15/2030	1,000	991

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	500	487

Rivers Enterprise Borrower LLC
6.625% due 02/01/2033	25	25

Rockies Express Pipeline LLC
6.750% due 03/15/2033	125	127

Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031	675	663

RR Donnelley & Sons Co.
9.500% due 08/01/2029	150	149

Ryan Specialty LLC
5.875% due 08/01/2032	125	124

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	125	119

Scripps Escrow, Inc.
3.875% due 01/15/2029	100	79

Seadrill Finance Ltd.
8.375% due 08/01/2030	450	450

Seagate HDD Cayman
4.091% due 06/01/2029	225	212

Sensata Technologies, Inc.
6.625% due 07/15/2032	425	421

Service Corp. International
3.375% due 08/15/2030	275	245

Shift4 Payments LLC
6.750% due 08/15/2032	100	101

Simmons Foods, Inc.
4.625% due 03/01/2029	1,000	928

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sinclair Television Group, Inc.
8.125% due 02/15/2033	$175	$173

Sirius XM Radio, Inc.
3.875% due 09/01/2031	875	751
4.125% due 07/01/2030	100	89

Six Flags Entertainment Corp.
6.500% due 10/01/2028	150	151

SK Invictus Intermediate SARL
5.000% due 10/30/2029	25	23

SM Energy Co.
6.750% due 08/01/2029	200	197
7.000% due 08/01/2032	225	221

Snap, Inc.
6.875% due 03/01/2033	100	100

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	100	92

Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/06/2030 ^(b)(c)	662	586

SS&C Technologies, Inc.
6.500% due 06/01/2032	350	354

Stagwell Global LLC
5.625% due 08/15/2029	275	262

Standard Industries, Inc.
4.375% due 07/15/2030	1,000	924

Star Leasing Co. LLC
7.625% due 02/15/2030	175	168

Station Casinos LLC
4.500% due 02/15/2028	75	72
4.625% due 12/01/2031	325	292
6.625% due 03/15/2032	225	223

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	100	102

Strathcona Resources Ltd.
6.875% due 08/01/2026	300	300

Sunoco LP
4.500% due 05/15/2029	225	213
6.250% due 07/01/2033	25	25
7.000% due 05/01/2029	150	154
7.250% due 05/01/2032	100	103

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	200	198

TEGNA, Inc.
4.625% due 03/15/2028	350	332

Tenneco, Inc.
8.000% due 11/17/2028	50	48

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	125	118

TGS ASA
8.500% due 01/15/2030	175	181

TopBuild Corp.
3.625% due 03/15/2029	425	394
4.125% due 02/15/2032	400	356

TransDigm, Inc.
6.375% due 03/01/2029	100	101
6.875% due 12/15/2030	500	511

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	45	46

Transocean, Inc.
8.000% due 02/01/2027	175	174
8.250% due 05/15/2029	150	147
8.750% due 02/15/2030	20	21

Trivium Packaging Finance BV
5.500% due 08/15/2026	175	172

Twilio, Inc.
3.875% due 03/15/2031	125	113

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	325	324

U.S. Foods, Inc.
5.750% due 04/15/2033	300	293

UKG, Inc.
6.875% due 02/01/2031	300	305

United Rentals North America, Inc.
3.750% due 01/15/2032	275	243
4.000% due 07/15/2030	266	246
6.125% due 03/15/2034	150	150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Univision Communications, Inc.
6.625% due 06/01/2027	$250	$248
8.000% due 08/15/2028	550	552
8.500% due 07/31/2031	575	562

Valaris Ltd.
8.375% due 04/30/2030	675	676

Vallourec SACA
7.500% due 04/15/2032	175	183

Valvoline, Inc.
3.625% due 06/15/2031	325	283

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	525	452
4.125% due 08/15/2031	300	273

Venture Global LNG, Inc.
9.500% due 02/01/2029	1,300	1,395
9.875% due 02/01/2032	900	956

Veritiv Operating Co.
10.500% due 11/30/2030	225	239

Vermilion Energy, Inc.
7.250% due 02/15/2033	50	48

Vertiv Group Corp.
4.125% due 11/15/2028	150	143

Victoria’s Secret & Co.
4.625% due 07/15/2029	75	66

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	1,425	1,255

Viridien
10.000% due 10/15/2030	625	641

VistaJet Malta Finance PLC
6.375% due 02/01/2030	50	44
7.875% due 05/01/2027	100	98
9.500% due 06/01/2028	100	99

Vital Energy, Inc.
7.875% due 04/15/2032	200	186

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031	1,000	870

Walgreen Co.
4.400% due 09/15/2042	30	26

Walgreens Boots Alliance, Inc.
4.100% due 04/15/2050	50	43
4.650% due 06/01/2046	25	22
4.800% due 11/18/2044	25	23
8.125% due 08/15/2029	400	409

Wand NewCo 3, Inc.
7.625% due 01/30/2032	300	307

Waste Pro USA, Inc.
7.000% due 02/01/2033	150	151

Wayfair LLC
7.250% due 10/31/2029	150	144
7.750% due 09/15/2030	250	242

Weatherford International Ltd.
8.625% due 04/30/2030	200	203

Western Digital Corp.
2.850% due 02/01/2029	200	181
3.100% due 02/01/2032	150	126

WEX, Inc.
6.500% due 03/15/2033	75	74

Williams Scotsman, Inc.
6.625% due 06/15/2029	375	380
6.625% due 04/15/2030	50	51

Windstream Services LLC
8.250% due 10/01/2031	50	51

WMG Acquisition Corp.
3.000% due 02/15/2031	450	402

Wynn Resorts Finance LLC
6.250% due 03/15/2033	25	24
7.125% due 02/15/2031	750	777

Yum! Brands, Inc.
4.625% due 01/31/2032	800	747

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	200	182

ZF North America Capital, Inc.
6.750% due 04/23/2030	200	190

Ziggo BV
4.875% due 01/15/2030	100	92

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ZipRecruiter, Inc.
5.000% due 01/15/2030	$625	$550

		93,160

UTILITIES 4.5%

AES Corp.
6.950% due 07/15/2055 •	175	167

Aethon United BR LP
7.500% due 10/01/2029	175	178

Antero Midstream Partners LP
5.750% due 03/01/2027	400	399

Archrock Partners LP
6.625% due 09/01/2032	75	75

Blue Racer Midstream LLC
7.000% due 07/15/2029	100	102
7.250% due 07/15/2032	100	104

Calpine Corp.
3.750% due 03/01/2031	400	365
5.000% due 02/01/2031	700	669

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	200	201

Electricite de France SA
9.125% due 03/15/2033 •(f)	225	254

FORESEA Holding SA
7.500% due 06/15/2030	234	226

Genesis Energy LP
7.875% due 05/15/2032	200	202
8.000% due 05/15/2033	150	151
8.250% due 01/15/2029	75	77

Hilcorp Energy LP
5.750% due 02/01/2029	175	169
6.000% due 04/15/2030	400	381
6.250% due 11/01/2028	50	50

Iliad Holding SASU
7.000% due 04/15/2032	250	251

Lightning Power LLC
7.250% due 08/15/2032	200	206

Lumen Technologies, Inc.
4.125% due 04/15/2029	130	123
4.125% due 04/15/2030	25	23

NRG Energy, Inc.
3.625% due 02/15/2031	175	155
5.750% due 07/15/2029	275	271
6.000% due 02/01/2033	75	73
6.250% due 11/01/2034	275	271

PBF Holding Co. LLC
7.875% due 09/15/2030	200	175

PG&E Corp.
7.375% due 03/15/2055 •	100	99

Tallgrass Energy Partners LP
6.000% due 12/31/2030	375	356
7.375% due 02/15/2029	100	101

Vistra Operations Co. LLC
4.375% due 05/01/2029	50	48
6.875% due 04/15/2032	375	383
7.750% due 10/15/2031	100	105

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	25	26

		6,436

Total Corporate Bonds & Notes (Cost $120,691)		119,037

MUNICIPAL BONDS & NOTES 0.1%

FLORIDA 0.1%

Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	130	130

Total Municipal Bonds & Notes (Cost $130)		130

U.S. TREASURY OBLIGATIONS 3.8%

U.S. Treasury Notes
3.375% due 09/15/2027 (j)	5,475	5,411

Total U.S. Treasury Obligations (Cost $5,462)		5,411

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 5.6%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)	163,228	$181

ENERGY 0.5%

California Resources Corp.	14,960	658

New Fortress Energy, Inc. «(d)	4,910	38

		696

FINANCIALS 1.0%

Hipotecaria Su Casita SA «(d)	78,886	0

Intelsat Emergence SA «(i)	26,145	881

Mr. Cooper Group, Inc. (d)	4,374	523

		1,404

HEALTH CARE 3.4%

Amsurg Equity «(d)(i)	78,042	3,648

NVHL SA ‘A’ «(d)(i)	197,572	121

NVHL SA ‘B’ «(d)(i)	197,572	122

NVHL SA ‘C’ «(d)(i)	197,572	122

NVHL SA ‘D’ «(d)(i)	197,572	122

NVHL SA ‘E’ «(d)(i)	197,572	122

NVHL SA ‘F’ «(d)(i)	197,572	122

NVHL SA ‘G’ «(d)(i)	197,572	122

NVHL SA ‘H’ «(d)(i)	197,572	122

NVHL SA ‘I’ «(d)(i)	197,572	122

NVHL SA ‘J’ «(d)(i)	197,572	122

		4,867

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.6%

Foresea Holdings SA «	22,653	$570

Spirit Aviation Holdings Inc. «(d)	15,646	235

		805

Total Common Stocks (Cost $13,196)		7,953

WARRANTS 0.2%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(i)	3	0

INDUSTRIALS 0.2%

Spirit Aviation Holdings, Inc. - Exp. 12/31/2099 «	17,784	267

Total Warrants (Cost $219)		267

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

First Citizens BancShares, Inc.
8.533% due 01/04/2027 ~(f)	350,000	359

Total Preferred Securities (Cost $350)		359

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (h)	291,971	292

Total Short-Term Instruments (Cost $292)		292

Total Investments in Securities (Cost $151,466)		144,746

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.7%

COMMON STOCKS 0.1%

AFFILIATED INVESTMENTS 0.1%

Xfit Brands, Inc. «(d)	68,040,639	$193

Total Common Stocks (Cost $4,074)		193

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%

PIMCO Short-Term Floating NAV Portfolio III	232,499	2,263

Total Short-Term Instruments (Cost $2,263)		2,263

Total Investments in Affiliates (Cost $6,337)		2,456

Total Investments 103.1% (Cost $157,803)		$147,202

Financial Derivative Instruments (k)(l) (0.0)% (Cost or Premiums, net $220)		(68)
Other Assets and Liabilities, net (3.1)%		(4,404)

Net Assets 100.0%		$142,730

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$3,261	$3,648	2.55%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 02/23/2024	2,449	881	0.61
NVHL SA ‘A’	03/09/2012 - 05/01/2013	0	121	0.08

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL SA ‘B’	03/09/2012 - 05/01/2013	$0	$122	0.08%
NVHL SA ‘C’	03/09/2012 - 05/01/2013	0	122	0.08
NVHL SA ‘D’	03/09/2012 - 05/01/2013	0	122	0.09
NVHL SA ‘E’	03/09/2012 - 05/01/2013	0	122	0.09
NVHL SA ‘F’	03/09/2012 - 05/01/2013	0	122	0.09
NVHL SA ‘G’	03/09/2012 - 05/01/2013	0	122	0.09
NVHL SA ‘H’	03/09/2012 - 05/01/2013	0	122	0.09
NVHL SA ‘I’	03/09/2012 - 05/01/2013	0	122	0.09
NVHL SA ‘J’	03/09/2012 - 05/01/2013	0	122	0.09

		$5,710	$5,748	4.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.440%	03/20/2025	04/10/2025	$(3,517)	$(3,522)
JPS	4.450	03/19/2025	04/02/2025	(1,871)	(1,875)

Total Reverse Repurchase Agreements					$(5,397)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(3,522)	$0	$(3,522)	$3,533	$11
JPS	0	(1,875)	0	(1,875)	1,878	3

Total Borrowings and Other Financing Transactions	$0	$(5,397)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(5,397)	$0	$0	$(5,397)

Total Borrowings	$0	$(5,397)	$0	$0	$(5,397)

Payable for reverse repurchase agreements					$(5,397)

(j)	Securities with an aggregate market value of $5,411 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(375) at a weighted average interest rate of 4.429%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	40	$8,287	$50	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	49	5,300	32	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2025	45	5,005	20	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	2	228	2	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	2	245	6	1	0

				$110	$2	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	1	$(139)	$3	$0	$(1)

Total Futures Contracts				$113	$2	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Telecom Italia spa	1.000%	Quarterly	12/20/2029	1.605%	EUR	200	$(8)	$2	$(6)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$1,300	$84	$(12)	$72	$0	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	2,200	110	7	117	4	0

					$194	$(5)	$189	$4	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	1,275	$(36)	$(2)	$(38)	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	3,100	22	(15)	7	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.742	Annual	08/31/2029		3,700	0	(19)	(19)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		725	6	(7)	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.776	Annual	12/31/2031		2,400	0	(16)	(16)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		975	42	(15)	27	0	(2)

							$34	$(74)	$(40)	$6	$(11)

Total Swap Agreements							$220	$(77)	$143	$10	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2	$10	$12	$0	$(2)	$(11)	$(13)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Cash of $949 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	05/2025		$352	HKD	2,736	$0	$0
BPS	04/2025	EUR	2,070		$2,171	0	(68)
JPM	04/2025		$2,233	EUR	2,070	6	0
	05/2025	EUR	2,070		$2,236	0	(5)

Total Forward Foreign Currency Contracts						$6	$(73)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$0	$0	$0	$0	$(68)	$0	$0	$(68)	$(68)	$0	$(68)
JPM	6	0	0	6	(5)	0	0	(5)	1	0	1

Total Over the Counter	$6	$0	$0	$6	$(73)	$0	$0	$(73)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	4	0	0	6	10

	$0	$4	$0	$0	$8	$12

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6	$0	$6

	$0	$4	$0	$6	$8	$18

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	0	0	0	11	11

	$0	$0	$0	$0	$13	$13

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73	$0	$73

	$0	$0	$0	$73	$13	$86

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(170)	$(170)
Swap Agreements	0	342	0	0	81	423

	$0	$342	$0	$0	$(89)	$253

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$187	$0	$187

	$0	$342	$0	$187	$(89)	$440

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$69	$69
Swap Agreements	0	(128)	0	0	(73)	(201)

	$0	$(128)	$0	$0	$(4)	$(132)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(120)	$0	$(120)

	$0	$(128)	$0	$(120)	$(4)	$(252)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,950	$6,347	$11,297
Corporate Bonds & Notes
Banking & Finance	0	19,441	0	19,441
Industrials	0	92,750	410	93,160
Utilities	0	6,436	0	6,436
Municipal Bonds & Notes
Florida	0	130	0	130
U.S. Treasury Obligations	0	5,411	0	5,411
Common Stocks
Communication Services	181	0	0	181
Energy	658	0	38	696
Financials	523	0	881	1,404
Health Care	0	0	4,867	4,867
Industrials	0	0	805	805
Warrants
Industrials	0	0	267	267
Preferred Securities
Banking & Finance	0	359	0	359
Short-Term Instruments
Mutual Funds	0	292	0	292

	$1,362	$129,769	$13,615	$144,746

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	193	193

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,263	$0	$0	$2,263

	$2,263	$0	$193	$2,456

Total Investments	$3,625	$129,769	$13,808	$147,202

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	6	0	6

	$0	$18	$0	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(12)	0	(13)
Over the counter	0	(73)	0	(73)

	$(1)	$(85)	$0	$(86)

Total Financial Derivative Instruments	$(1)	$(67)	$0	$(68)

Totals	$3,624	$129,702	$13,808	$147,134

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,818	$456	$0	$18	$0	$55	$0	$0	$6,347	$55
Corporate Bonds & Notes
Banking & Finance	29	0	(36)	0	0	7	0	0	0	0
Industrials	0	0	0	0	0	0	410	0	410	0
Common Stocks
Communication Services	57	0	(41)	0	(522)	506	0	0	0	0
Energy	311	0	(529)	0	218	38	0	0	38	38
Financials	717	0	0	0	0	164	0	0	881	164
Health Care	4,926	0	0	0	0	(59)	0	0	4,867	(59)
Industrials	1,646	233	(1,039)	0	797	(832)	0	0	805	26
Warrants
Industrials	0	219	0	0	0	48	0	0	267	48

	$13,504	$908	$(1,645)	$18	$493	$(73)	$410	$0	$13,615	$272

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	120	0	0	0	0	73	0	0	193	73

Totals	$13,624	$908	$(1,645)	$18	$493	$0	$410	$0	$13,808	$345

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,056	Comparable Companies	EBITDA Multiple	X	14.000	—
	194	Discounted Cash Flow	Discount Rate		14.360	—
	5,097	Third Party Vendor	Broker Quote		101.500	—
Corporate Bonds & Notes
Industrials	410	Indicative Market Quotation	Broker Quote		82.000	—
Common Stocks
Energy	38	Reference Instrument	Stock Price w/Liquidity Discount		6.000	—
Financials	881	Comparable Companies	EBITDA Multiple	X	4.660	—
Health Care	3,649	Comparable Companies	EBITDA Multiple	X	14.000	—
	1,218	Discounted Cash Flow	Discount Rate		20.000	—
Industrials	805	Indicative Market Quotation	Broker Quote	$	15.000-25.188	22.218
Warrants
Industrials	267	Indicative Market Quotation	Broker Quote	$	15.000	—

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	193	Reference Instrument/Discounted Cash Flow	Stock Price w/Liquidity Discount/Discount Rate	$/%	0.003/20.000	—

Total	$13,808

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Avolon TLB Borrower 1 U.S. LLC
6.072% due 06/24/2030	$1,548	$1,548

Castlelake LP
2.950% due 05/13/2031 «•	5,404	5,098

Charter Communications Operating LLC
6.310% due 12/07/2030 ~	6,913	6,884

Total Loan Participations and Assignments (Cost $13,831)		13,530

CORPORATE BONDS & NOTES 85.4%

BANKING & FINANCE 45.1%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	5,061	4,892
4.450% due 04/03/2026	10,275	10,268

AIA Group Ltd.
3.900% due 04/06/2028	540	532

Aircastle Ltd.
2.850% due 01/26/2028	8,600	8,121
5.950% due 02/15/2029	2,471	2,542
6.500% due 07/18/2028	1,000	1,042

Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	300	300

Ally Financial, Inc.
6.992% due 06/13/2029 •	2,068	2,158
8.000% due 11/01/2031 (j)	4,000	4,459

American Assets Trust LP
3.375% due 02/01/2031	6,900	6,090
6.150% due 10/01/2034	3,000	3,002

American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,175
4.250% due 02/15/2028	962	952
4.900% due 02/15/2029	340	341

American Tower Corp.
1.500% due 01/31/2028	1,000	918
2.700% due 04/15/2031	4,000	3,539
2.750% due 01/15/2027	8,800	8,522
3.550% due 07/15/2027	2,711	2,651
3.950% due 03/15/2029	1,000	972
4.050% due 03/15/2032	10,100	9,539
5.000% due 01/31/2030	5,300	5,346
5.200% due 02/15/2029	600	610

Americold Realty Operating Partnership LP
5.600% due 05/15/2032 (a)	100	100

Antares Holdings LP
2.750% due 01/15/2027	6,000	5,714
3.750% due 07/15/2027	6,100	5,832
3.950% due 07/15/2026	5,400	5,300
6.350% due 10/23/2029	3,500	3,505
6.500% due 02/08/2029	2,000	2,012

Aon North America, Inc.
5.150% due 03/01/2029	1,650	1,680

Apollo Debt Solutions BDC
6.700% due 07/29/2031	2,700	2,787
6.900% due 04/13/2029	1,700	1,764

Arch Capital Group Ltd.
3.635% due 06/30/2050	1,235	898

Ares Finance Co. LLC
4.125% due 06/30/2051 •	100	97

Ares Management Corp.
6.375% due 11/10/2028	8,200	8,650

Ares Strategic Income Fund
5.700% due 03/15/2028	3,000	3,001

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028	6,000	6,290

Athene Global Funding
5.573% due 03/25/2027 ~	15,000	15,102

Aviation Capital Group LLC
1.950% due 01/30/2026	2,036	1,989
3.500% due 11/01/2027	9,876	9,543
4.125% due 08/01/2025	943	940
4.875% due 10/01/2025	1,500	1,500
5.375% due 07/15/2029	6,400	6,454

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	$18,679	$17,490
4.950% due 01/15/2028	2,000	1,992
5.150% due 01/15/2030	1,000	992

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	1,000	1,028
7.883% due 11/15/2034 •	1,800	2,026

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	1,700	1,681

Banco Santander SA
4.175% due 03/24/2028 •	2,000	1,980
5.294% due 08/18/2027	2,000	2,026
5.538% due 03/14/2030 •	1,000	1,021
6.607% due 11/07/2028 (j)	18,700	19,878

Bangkok Bank PCL
3.466% due 09/23/2036 •(g)	200	177

Bank of America Corp.
1.319% due 06/19/2026 •(j)	10,000	9,929
1.898% due 07/23/2031 •	2,000	1,721
1.922% due 10/24/2031 •	2,000	1,712
3.824% due 01/20/2028 •	3,000	2,963
5.371% due 01/24/2031 ~	3,900	3,901
5.819% due 09/15/2029 •	6,845	7,095

Barclays PLC
2.645% due 06/24/2031 •	14,600	12,969
5.304% due 08/09/2026 •	325	326
5.501% due 08/09/2028 •	1,470	1,492
6.224% due 05/09/2034 •	10,500	10,943
6.238% due 09/13/2027 •	15,000	15,268
7.385% due 11/02/2028 •	500	531
7.437% due 11/02/2033 •	1,400	1,563

BGC Group, Inc.
4.375% due 12/15/2025	6,200	6,174

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	7,200	6,562
2.500% due 01/10/2030	1,200	1,092

Blackstone Secured Lending Fund
5.875% due 11/15/2027	1,400	1,423

Blue Owl Finance LLC
3.125% due 06/10/2031	100	88
4.125% due 10/07/2051	2,300	1,645

BNP Paribas SA
2.219% due 06/09/2026 •	6,400	6,369
2.871% due 04/19/2032 •	7,400	6,509
5.738% due 02/20/2035 •	7,600	7,777
5.786% due 01/13/2033 ~	6,200	6,341
7.375% due 09/10/2034 •(f)(g)	8,500	8,520
8.500% due 08/14/2028 •(f)(g)	2,000	2,097

BPCE SA
1.652% due 10/06/2026 •	750	738
5.716% due 01/18/2030 •	600	612
5.876% due 01/14/2031 ~	6,400	6,558
5.936% due 05/30/2035 •	2,491	2,511
5.975% due 01/18/2027 •	4,919	4,964

Brookfield Capital Finance LLC
6.087% due 06/14/2033	6,000	6,306

Brookfield Finance, Inc.
3.900% due 01/25/2028	1,598	1,570
5.675% due 01/15/2035	1,000	1,024
5.968% due 03/04/2054	450	453

CaixaBank SA
6.037% due 06/15/2035 •	1,800	1,861

Cantor Fitzgerald LP
7.200% due 12/12/2028	5,000	5,278

Capital One Financial Corp.
6.312% due 06/08/2029 •	2,500	2,600

CI Financial Corp.
3.200% due 12/17/2030	1,127	985
4.100% due 06/15/2051	1,000	719
7.500% due 05/30/2029	800	839

Citibank NA
5.488% due 12/04/2026	6,000	6,102

Citigroup, Inc.
3.887% due 01/10/2028 •	2,000	1,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citizens Bank NA
2.250% due 04/28/2025	$1,000	$998
3.750% due 02/18/2026	1,170	1,161

CNA Financial Corp.
5.500% due 06/15/2033	5,600	5,713

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •	8,371	8,573

Corebridge Global Funding
4.900% due 01/07/2028	2,500	2,524

CoStar Group, Inc.
2.800% due 07/15/2030	3,000	2,672

Crown Castle, Inc.
3.100% due 11/15/2029	4,000	3,686

Deutsche Bank AG
3.547% due 09/18/2031 •	1,600	1,472
4.999% due 09/11/2030 •	3,600	3,584
5.706% due 02/08/2028 •	4,200	4,265
6.720% due 01/18/2029 •	6,807	7,127
7.146% due 07/13/2027 •	1,729	1,778

Digital Realty Trust LP
5.550% due 01/15/2028	500	512

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,200	4,522

EPR Properties
3.750% due 08/15/2029	2,000	1,876
4.500% due 04/01/2025	3,500	3,500
4.500% due 06/01/2027	1,200	1,184
4.750% due 12/15/2026	8,200	8,166
4.950% due 04/15/2028	4,700	4,656

Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	6,470

Essex Portfolio LP
3.000% due 01/15/2030	4,200	3,868

Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,339
3.875% due 12/15/2027	2,274	2,236

F&G Global Funding
5.875% due 01/16/2030	3,300	3,360

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,244
6.000% due 12/07/2033	3,600	3,753

Federation des Caisses Desjardins du Quebec
4.991% due 01/27/2027 ~	1,600	1,601

First American Financial Corp.
2.400% due 08/15/2031	2,268	1,915

FMR LLC
4.950% due 02/01/2033	1,600	1,600
5.150% due 02/01/2043	300	290

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	386
3.815% due 11/02/2027	6,595	6,293
4.125% due 08/17/2027	5,790	5,595
4.271% due 01/09/2027	3,330	3,262
4.542% due 08/01/2026	4,765	4,705
4.950% due 05/28/2027	1,050	1,035
5.125% due 11/05/2026	8,016	7,967
5.800% due 03/05/2027	10,315	10,364
5.800% due 03/08/2029	4,000	3,963
5.850% due 05/17/2027	1,574	1,583
6.950% due 03/06/2026	1,889	1,910
6.950% due 06/10/2026	2,950	2,996

FS KKR Capital Corp.
2.625% due 01/15/2027	100	95
6.125% due 01/15/2030	4,000	3,981

GA Global Funding Trust
1.625% due 01/15/2026	1,056	1,030
3.850% due 04/11/2025	2,000	1,999
5.500% due 01/08/2029	3,000	3,062

Global Atlantic Fin Co.
4.400% due 10/15/2029	200	193

GLP Capital LP
3.250% due 01/15/2032	1,200	1,040
4.000% due 01/15/2030	4,270	4,040
4.000% due 01/15/2031	6,200	5,785
5.300% due 01/15/2029	2,800	2,806

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 04/15/2026	$100	$100
5.750% due 06/01/2028	1,200	1,222
6.750% due 12/01/2033	1,300	1,380

Goldman Sachs Group, Inc.
2.600% due 02/07/2030	4,180	3,789
3.615% due 03/15/2028 •	9,062	8,897
4.223% due 05/01/2029 •	460	454
6.208% due 03/15/2028 •	600	613
6.484% due 10/24/2029 •	14,837	15,676

Golub Capital BDC, Inc.
2.050% due 02/15/2027	2,400	2,262

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	2,125	1,940

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	15,600	15,163

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,500	1,318

Healthcare Realty Holdings LP
3.875% due 05/01/2025	160	160

Highwoods Realty LP
2.600% due 02/01/2031	1,000	849
3.050% due 02/15/2030	3,500	3,128

Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,440
3.500% due 09/15/2030	1,700	1,559
5.500% due 04/15/2035	6,800	6,668

HPS Corporate Lending Fund
5.950% due 04/14/2032	1,200	1,184
6.750% due 01/30/2029	100	103

HSBC Holdings PLC
5.546% due 03/04/2030 •(j)	19,363	19,790

Hudson Pacific Properties LP
3.950% due 11/01/2027	1,000	885

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031	2,400	2,130

ING Groep NV
3.875% due 05/16/2027 •(f)(g)	200	184
5.525% due 03/25/2036 ~	1,000	1,002

Intesa Sanpaolo SpA
7.200% due 11/28/2033	7,100	7,879
8.248% due 11/21/2033 •	3,700	4,251

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,702
2.300% due 11/15/2028	1,800	1,651
5.500% due 08/15/2033	1,000	1,007

JPMorgan Chase & Co.
2.182% due 06/01/2028 •	750	714
2.545% due 11/08/2032 •	7,000	6,056
2.580% due 04/22/2032 •	500	439
3.509% due 01/23/2029 •	200	194
3.960% due 01/29/2027 •	10,700	10,648
4.452% due 12/05/2029 •	120	119
4.851% due 07/25/2028 •	9,300	9,361
4.995% due 07/22/2030 •	5,100	5,147
5.012% due 01/23/2030 •	1,300	1,315
5.140% due 01/24/2031 ~	7,600	7,720
5.299% due 07/24/2029 •	1,463	1,493
5.581% due 04/22/2030 •	5,000	5,158
6.070% due 10/22/2027 •	3,600	3,686
6.087% due 10/23/2029 •	8,300	8,692

Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,708
4.375% due 10/01/2025	4,300	4,290

Lazard Group LLC
6.000% due 03/15/2031	5,000	5,199

Lloyds Bank PLC
0.000% due 04/02/2032 þ	1,000	700

Lloyds Banking Group PLC
3.750% due 01/11/2027 (j)	2,600	2,566
4.375% due 03/22/2028	1,600	1,586
5.985% due 08/07/2027 •	2,737	2,783
8.000% due 09/27/2029 •(f)(g)	2,300	2,393

Loews Corp.
3.200% due 05/15/2030	1,900	1,779

LXP Industrial Trust
2.700% due 09/15/2030	2,400	2,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	$600	$598
6.100% due 06/11/2055 ~	6,100	6,094

Mizuho Financial Group, Inc.
2.839% due 09/13/2026	3,946	3,859
2.869% due 09/13/2030 •	800	738
5.594% due 07/10/2035 •	2,000	2,048

Morgan Stanley
4.210% due 04/20/2028 •	600	596
5.164% due 04/20/2029 •	2,507	2,541
5.173% due 01/16/2030 •	2,600	2,635
5.320% due 07/19/2035 •	2,500	2,501
5.656% due 04/18/2030 •	4,000	4,125
6.407% due 11/01/2029 •	3,000	3,167

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	2,000	1,979
6.150% due 05/17/2029	1,000	1,011

Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027	2,000	2,028

National Health Investors, Inc.
3.000% due 02/01/2031	2,600	2,254

Nationwide Building Society
4.302% due 03/08/2029 •	11,599	11,441
6.557% due 10/18/2027 •	453	465

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	1,900	1,439

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	100	131

NatWest Group PLC
5.076% due 01/27/2030 •	20,035	20,168
7.300% due 11/19/2034 •(f)(g)	4,500	4,449

Neuberger Berman Group LLC
4.500% due 03/15/2027	884	880

Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	173
6.250% due 09/13/2053 •	2,000	2,080

NLG Global Funding
5.400% due 01/23/2030	2,700	2,750

Nomura Holdings, Inc.
1.653% due 07/14/2026	8,409	8,095
2.679% due 07/16/2030	5,000	4,460
3.103% due 01/16/2030	3,200	2,952

Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	2,000	1,360

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030	500	498

Omega Healthcare Investors, Inc.
4.500% due 04/01/2027	3,657	3,641

Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,450
4.980% due 06/04/2026 •	1,700	1,705

Pacific Life Insurance Co.
9.250% due 06/15/2039	600	813

Pacific LifeCorp
3.350% due 09/15/2050	1,000	679

Piedmont Operating Partnership LP
6.875% due 07/15/2029	3,400	3,533

Protective Life Global Funding
1.737% due 09/21/2030	4,800	4,135
4.772% due 12/09/2029 (j)	12,500	12,537

Rayonier LP
2.750% due 05/17/2031	3,973	3,474

Rexford Industrial Realty LP
2.125% due 12/01/2030	200	172

RGA Global Funding
5.500% due 01/11/2031	1,000	1,029
6.000% due 11/21/2028	4,000	4,188

Sabra Health Care LP
5.125% due 08/15/2026	1,800	1,799

Sammons Financial Group Global Funding
5.050% due 01/10/2028	3,400	3,442

Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	8,034
5.353% due 09/06/2030 •	2,400	2,391
5.807% due 09/09/2026 •	500	502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	$3,500	$3,365
5.694% due 04/15/2031 ~	5,000	5,106

SBA Tower Trust
1.631% due 05/15/2051	15,600	14,820

Sixth Street Lending Partners
6.500% due 03/11/2029	3,500	3,578

Store Capital LLC
2.750% due 11/18/2030	1,000	878
5.400% due 04/30/2030	1,400	1,403

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	8,418	7,704
5.522% due 07/09/2029 •	10,000	10,098
5.784% due 01/13/2026 ~	4,800	4,843
6.600% due 06/05/2034 •(f)(g)	2,000	2,001

Sun Communities Operating LP
2.700% due 07/15/2031	100	87
4.200% due 04/15/2032	1,900	1,784

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,440

Toronto-Dominion Bank
4.994% due 04/05/2029	200	203

Trust Fibra Uno
4.869% due 01/15/2030 (j)	4,500	4,215

Trustage Financial Group, Inc.
4.625% due 04/15/2032	9,600	9,016

UBS AG
7.500% due 02/15/2028 (j)	15,100	16,264

UBS Group AG
3.091% due 05/14/2032 •	2,000	1,781
4.875% due 02/12/2027 •(f)(g)	1,000	972
5.699% due 02/08/2035 •	4,066	4,171
5.959% due 01/12/2034 •(j)	20,400	21,231
6.301% due 09/22/2034 •	6,900	7,337
6.537% due 08/12/2033 •	250	268
6.850% due 09/10/2029 •(f)(g)	1,000	997
9.250% due 11/13/2028 •(f)(g)	1,350	1,470
9.250% due 11/13/2033 •(f)(g)	3,000	3,431
9.250% due 11/13/2033 ~(f)(g)	1,000	1,144

UniCredit SpA
5.459% due 06/30/2035 •	4,600	4,522

Unum Group
3.875% due 11/05/2025	4,760	4,719

VICI Properties LP
3.875% due 02/15/2029	7,600	7,266
4.750% due 02/15/2028	1,900	1,901
5.125% due 05/15/2032	1,600	1,567
5.625% due 04/01/2035 (a)	700	697

Wells Fargo & Co.
2.879% due 10/30/2030 •	2,000	1,844
5.211% due 12/03/2035 •	4,000	3,974
5.244% due 01/24/2031 ~	4,800	4,881
5.389% due 04/24/2034 •	1,700	1,712
5.574% due 07/25/2029 •	6,076	6,242
5.707% due 04/22/2028 •	2,000	2,044
6.303% due 10/23/2029 •	6,300	6,626

Weyerhaeuser Co.
4.000% due 04/15/2030	12,000	11,566
4.750% due 05/15/2026	4,100	4,107

		1,112,822

INDUSTRIALS 28.5%

AbbVie, Inc.
3.200% due 11/21/2029	5,205	4,919

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026	1,600	1,541

Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,870	3,632

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	4,563	4,552

Alcon Finance Corp.
2.600% due 05/27/2030	7,700	6,929

Allegion PLC
3.500% due 10/01/2029	3,000	2,853

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust
2.875% due 01/11/2036	$87	$76
3.000% due 04/15/2030	4,047	3,827
3.150% due 08/15/2033	4,103	3,769
3.200% due 12/15/2029	1,681	1,603
3.350% due 04/15/2031	5,963	5,666
3.375% due 11/01/2028	630	611
3.575% due 07/15/2029	2,621	2,537
3.600% due 03/22/2029	4,353	4,221
3.700% due 04/01/2028	362	355

Amgen, Inc.
4.050% due 08/18/2029	4,936	4,828
5.250% due 03/02/2030	6,400	6,548
5.600% due 03/02/2043	2,100	2,083
5.650% due 03/02/2053 (j)	6,500	6,381

AppLovin Corp.
5.125% due 12/01/2029	2,656	2,667

Ashtead Capital, Inc.
4.000% due 05/01/2028	4,000	3,884

BAE Systems PLC
3.400% due 04/15/2030	800	750

Bayer U.S. Finance LLC
4.250% due 12/15/2025	8,500	8,463
4.375% due 12/15/2028	6,800	6,626
6.125% due 11/21/2026	10,800	11,004
6.375% due 11/21/2030	4,567	4,784
6.500% due 11/21/2033	19,600	20,602

Berry Global, Inc.
4.875% due 07/15/2026	6,700	6,700

BMW U.S. Capital LLC
4.650% due 03/19/2027	2,300	2,305
4.750% due 03/21/2028	2,900	2,907

Boeing Co.
2.196% due 02/04/2026	24,300	23,780
5.705% due 05/01/2040	1,400	1,362
5.805% due 05/01/2050	4,600	4,384
5.930% due 05/01/2060	13,200	12,430
6.259% due 05/01/2027	8,000	8,233

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,700	5,416
5.950% due 08/04/2033	1,000	998

Boston Scientific Corp.
6.500% due 11/15/2035	3,000	3,330

British Airways Pass-Through Trust
2.900% due 09/15/2036	85	76
3.300% due 06/15/2034	76	71
3.350% due 12/15/2030	2,665	2,542
3.800% due 03/20/2033	1,130	1,092
4.125% due 03/20/2033	1,412	1,343
4.250% due 05/15/2034	227	219

Broadcom, Inc.
2.450% due 02/15/2031	27,858	24,518
2.600% due 02/15/2033	8,300	6,998
3.419% due 04/15/2033	6,543	5,828
3.469% due 04/15/2034	19,767	17,408
4.926% due 05/15/2037	12,249	11,783

Cameron LNG LLC
3.402% due 01/15/2038	100	84

Canadian Pacific Railway Co.
2.450% due 12/02/2031	6,000	5,177

CDW LLC
2.670% due 12/01/2026	2,500	2,414

Centene Corp.
2.450% due 07/15/2028	1,000	913
2.500% due 03/01/2031	2,000	1,688
2.625% due 08/01/2031	1,600	1,346
3.000% due 10/15/2030	3,625	3,174
4.250% due 12/15/2027	1,346	1,314
4.625% due 12/15/2029	2,491	2,388

CGI, Inc.
1.450% due 09/14/2026	9,500	9,087

Charter Communications Operating LLC
3.900% due 06/01/2052	6,000	3,882

Conagra Brands, Inc.
4.850% due 11/01/2028	1,160	1,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ConocoPhillips Co.
4.700% due 01/15/2030	$3,200	$3,220

Constellation Brands, Inc.
2.250% due 08/01/2031	100	85

Constellation Pharmaceutical
5.550% due 07/01/2033 «(i)	1,100	1,102

Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,709

CVS Pass-Through Trust
7.507% due 01/10/2032	1,053	1,122

DAE Funding LLC
3.375% due 03/20/2028	400	382

DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,274
5.125% due 05/15/2029	200	201
5.375% due 07/15/2025	7,000	7,004

Delta Air Lines, Inc.
3.750% due 10/28/2029	5,000	4,686
7.375% due 01/15/2026	1,104	1,124

Ecopetrol SA
4.625% due 11/02/2031	100	83

Edwards Lifesciences Corp.
4.300% due 06/15/2028	970	958

Elevance Health, Inc.
2.250% due 05/15/2030	10,124	9,021

Energy Transfer LP
3.900% due 07/15/2026	900	892
4.950% due 05/15/2028	900	907
5.550% due 02/15/2028	600	614
5.950% due 12/01/2025	1,100	1,105
6.050% due 12/01/2026	6,900	7,053

Eni SpA
5.500% due 05/15/2034	2,000	2,017

Equifax, Inc.
5.100% due 06/01/2028	3,000	3,040

Expand Energy Corp.
6.750% due 04/15/2029	1,300	1,317

Ferguson Finance PLC
3.250% due 06/02/2030	1,100	1,017

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	9,700	8,549

Flex Ltd.
4.875% due 06/15/2029	100	100

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	1,200	1,147

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,900	1,954

Harbour Energy PLC
6.327% due 04/01/2035 (a)	2,500	2,491

HCA, Inc.
3.500% due 09/01/2030	16,400	15,213
5.500% due 06/01/2033	6,800	6,828
5.625% due 09/01/2028	1,334	1,365

Huntington Ingalls Industries, Inc.
5.749% due 01/15/2035	5,000	5,043

Hyatt Hotels Corp.
5.750% due 04/23/2030	7,100	7,301

Hyundai Capital America
1.500% due 06/15/2026	2,000	1,926
5.511% due 08/04/2025 ~	4,000	4,008
6.000% due 07/11/2025	4,000	4,011

Icon Investments Six DAC
5.809% due 05/08/2027	3,178	3,245

Imperial Brands Finance PLC
4.250% due 07/21/2025	430	429

Infor, Inc.
1.750% due 07/15/2025	3,800	3,762

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,998	1,737

Keurig Dr Pepper, Inc.
5.050% due 03/15/2029	2,000	2,027

Kinder Morgan, Inc.
8.050% due 10/15/2030	6,500	7,387

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Heinz Foods Co.
5.400% due 03/15/2035	$5,321	$5,366

Las Vegas Sands Corp.
2.900% due 06/25/2025	2,200	2,189
3.500% due 08/18/2026	4,250	4,171
3.900% due 08/08/2029	5,300	4,989
5.900% due 06/01/2027	16,000	16,262

Marriott International, Inc.
4.625% due 06/15/2030	3,900	3,871
5.550% due 10/15/2028	3,800	3,910

Mars, Inc.
5.000% due 03/01/2032	4,000	4,018

Mattel, Inc.
3.375% due 04/01/2026	1,000	987

MSCI, Inc.
3.625% due 11/01/2031	2,900	2,628

Netflix, Inc.
5.375% due 11/15/2029	3,525	3,640

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,550	2,481

Norfolk Southern Corp.
4.100% due 05/15/2121	100	71

Northern Star Resources Ltd.
6.125% due 04/11/2033	1,000	1,036

Northwest Pipeline LLC
4.000% due 04/01/2027	3,500	3,462

NVR, Inc.
3.000% due 05/15/2030	2,760	2,530

NXP BV
4.300% due 06/18/2029	500	490
5.550% due 12/01/2028	600	615

Occidental Petroleum Corp.
5.200% due 08/01/2029	1,500	1,500

Oracle Corp.
3.250% due 11/15/2027	2,800	2,715

Ovintiv, Inc.
5.650% due 05/15/2028	600	615
6.250% due 07/15/2033	1,000	1,033

Petroleos Mexicanos
5.350% due 02/12/2028	5,000	4,637

RELX Capital, Inc.
4.750% due 05/20/2032	800	790

Rolls-Royce PLC
5.750% due 10/15/2027	250	256

Royalty Pharma PLC
1.750% due 09/02/2027	1,100	1,027

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	13,000	12,765
5.875% due 06/30/2026	8,000	8,070

Santos Finance Ltd.
3.649% due 04/29/2031	11,430	10,367
4.125% due 09/14/2027	2,200	2,159

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,400	2,311

Southern Co.
3.700% due 04/30/2030	2,500	2,383
4.850% due 03/15/2035	2,000	1,937
5.500% due 03/15/2029	1,100	1,135

Spectra Energy Partners LP
3.375% due 10/15/2026	3,500	3,438

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	197

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,435	2,170
4.100% due 10/01/2029	103	96

Stryker Corp.
4.250% due 09/11/2029	2,500	2,470
4.850% due 12/08/2028	4,000	4,053
4.850% due 02/10/2030	2,900	2,930

T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,500
2.400% due 03/15/2029	2,889	2,655
2.700% due 03/15/2032	7,900	6,836
3.875% due 04/15/2030	14,000	13,425

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 07/15/2028	$3,141	$3,166
4.950% due 03/15/2028	3,034	3,070

Targa Resources Corp.
6.125% due 03/15/2033	6,700	6,997

TD SYNNEX Corp.
1.750% due 08/09/2026	7,225	6,924
2.375% due 08/09/2028	100	92

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	5,000	4,564

Textron, Inc.
3.375% due 03/01/2028	1,500	1,447

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	1,523	1,513

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,101	2,757
2.875% due 04/07/2030	581	546
2.900% due 11/01/2029	2,652	2,479
3.500% due 09/01/2031	1,277	1,215
4.000% due 10/11/2027	578	572
4.150% due 02/25/2033	1,249	1,198
4.300% due 02/15/2027	574	572
5.450% due 08/15/2038	1,586	1,604
5.800% due 07/15/2037	6,687	6,802
5.875% due 04/15/2029	8,780	8,950

United Rentals North America, Inc.
3.875% due 11/15/2027	1,700	1,644

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	1,500	1,500
5.250% due 03/22/2029	7,065	7,056

Weir Group PLC
2.200% due 05/13/2026	19,800	19,231

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,662
4.700% due 09/15/2028	8,003	8,018

Woodside Finance Ltd.
3.700% due 09/15/2026	2,500	2,470
5.100% due 09/12/2034	6,000	5,825

Yara International ASA
3.800% due 06/06/2026	3,300	3,263

		703,843

UTILITIES 11.8%

AES Corp.
3.950% due 07/15/2030	3,700	3,471
5.450% due 06/01/2028	13,000	13,229

American Electric Power Co., Inc.
5.200% due 01/15/2029	200	203
5.750% due 11/01/2027	200	206

American Transmission Systems, Inc.
2.650% due 01/15/2032	2,200	1,890

AT&T, Inc.
2.300% due 06/01/2027	600	574

Black Hills Corp.
2.500% due 06/15/2030	2,200	1,953
6.150% due 05/15/2034	2,700	2,831

Dominion Energy, Inc.
3.300% due 04/15/2041	3,000	2,212

DTE Energy Co.
5.100% due 03/01/2029	1,258	1,275

Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	948

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	4,000	4,012

Edison International
5.450% due 06/15/2029	3,100	3,061
5.750% due 06/15/2027	4,000	4,040

Electricite de France SA
6.950% due 01/26/2039	1,400	1,549
9.125% due 03/15/2033 •(f)	1,200	1,353

Enel Finance International NV
3.500% due 04/06/2028	395	382
5.125% due 06/26/2029	6,967	7,044

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
1.900% due 06/15/2028	$9,900	$9,101
3.750% due 06/15/2050	2,900	2,071

Evergy Kansas Central, Inc.
5.250% due 03/15/2035	2,000	2,009

Fells Point Funding Trust
3.046% due 01/31/2027	3,400	3,295

FirstEnergy Corp.
3.900% due 07/15/2027	1,100	1,082

FirstEnergy Transmission LLC
2.866% due 09/15/2028	7,000	6,588

FORESEA Holding SA
7.500% due 06/15/2030	266	257

Gazprom PJSC Via Gaz Finance PLC
2.950% due 01/27/2029	6,500	4,436

Georgia Power Co.
5.004% due 02/23/2027	1,455	1,474

Interstate Power & Light Co.
4.100% due 09/26/2028	500	492

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	3,787	3,607

Jersey Central Power & Light Co.
4.300% due 01/15/2026	8,684	8,647

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029	1,200	1,192

New York State Electric & Gas Corp.
3.300% due 09/15/2049	200	134

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	623	575
4.900% due 02/28/2028	1,100	1,111

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	5,000	4,936

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,240

ONEOK, Inc.
3.400% due 09/01/2029	3,000	2,832
4.250% due 09/24/2027	19,276	19,110
4.550% due 07/15/2028	900	897
5.050% due 11/01/2034	10,000	9,658
6.000% due 06/15/2035	100	103
6.050% due 09/01/2033	11,500	11,979

Pacific Gas & Electric Co.
3.000% due 06/15/2028	3,700	3,480
3.450% due 07/01/2025	9,765	9,727
3.500% due 06/15/2025	20,300	20,242
4.200% due 03/01/2029	4,200	4,065
4.500% due 12/15/2041	1,269	1,019
4.950% due 06/08/2025	3,400	3,397
5.900% due 10/01/2054	600	569
6.150% due 03/01/2055	2,500	2,449
6.750% due 01/15/2053	4,600	4,808
6.950% due 03/15/2034	23,000	24,937

PacifiCorp
4.150% due 02/15/2050	1,700	1,315
5.300% due 02/15/2031	2,600	2,654
5.450% due 02/15/2034	5,200	5,245
5.800% due 01/15/2055	1,174	1,147
7.375% due 09/15/2055 ~	2,000	2,031

Public Service Co. of Oklahoma
2.200% due 08/15/2031	544	462

Rio Oil Finance Trust
9.750% due 01/06/2027	130	134

Southern California Edison Co.
1.200% due 02/01/2026	800	776
2.850% due 08/01/2029	2,000	1,839
3.900% due 12/01/2041	400	306
4.200% due 03/01/2029	1,000	973
4.700% due 06/01/2027	5,055	5,051
4.875% due 03/01/2049	4,277	3,577
5.350% due 03/01/2026	200	201
5.650% due 10/01/2028	1,700	1,741
5.850% due 11/01/2027	12,405	12,711
6.650% due 04/01/2029	4,500	4,651

Southern California Gas Co.
3.950% due 02/15/2050	1,500	1,140
5.200% due 06/01/2033	6,200	6,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spire, Inc.
5.300% due 03/01/2026	$2,500	$2,515

System Energy Resources, Inc.
2.140% due 12/09/2025	3,300	3,241

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	400	399

Verizon Communications, Inc.
2.100% due 03/22/2028	2,828	2,644
4.329% due 09/21/2028	2,978	2,964

Vistra Operations Co. LLC
6.950% due 10/15/2033	952	1,023

Xcel Energy, Inc.
3.400% due 06/01/2030	886	828
5.600% due 04/15/2035	4,400	4,421

		291,930

Total Corporate Bonds & Notes (Cost $2,142,535)		2,108,595

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Southwest Airlines Co.
1.250% due 05/01/2025	1,000	1,000

Total Convertible Bonds & Notes (Cost $1,247)		1,000

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.1%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	113

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	117

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	329

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	360

		919

GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,144	8,944

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	651

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	308

NEW YORK 0.0%

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	235	240

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	7,878

Total Municipal Bonds & Notes (Cost $21,832)		18,940

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 18.3%

Ginnie Mae
8.500% due 08/15/2030	$2	$2

Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055	30,800	28,835
5.000% due 05/01/2055	11,600	11,404
6.000% due 05/01/2055	4,400	4,462

Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	2,605	2,379
4.000% due 08/01/2049	895	844
4.500% due 10/01/2052 - 01/01/2053	26,042	24,959
5.500% due 08/01/2054 - 01/01/2055	15,211	15,200

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	20,310	17,600
4.000% due 05/01/2055	103,240	96,057
5.000% due 05/01/2055	10,700	10,479
5.500% due 05/01/2055	92,600	92,405
6.000% due 04/01/2055 - 06/01/2055	138,017	139,940
6.500% due 06/01/2055	5,900	6,074

Total U.S. Government Agencies (Cost $448,563)		450,640

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Bonds
4.625% due 02/15/2055	4,281	4,310

U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045 (l)	7,013	5,328
1.500% due 02/15/2053 (l)(n)	3,463	2,884

Total U.S. Treasury Obligations (Cost $13,611)		12,522

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

245 Park Avenue Trust
3.508% due 06/05/2037	3,100	2,994

Atrium Hotel Portfolio Trust
5.547% due 12/15/2036 ~	2,204	2,166

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	3,599	3,232

COLT Mortgage Loan Trust
4.550% due 04/25/2067 •	5,927	5,901

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	780	742
5.834% due 07/15/2038 •	1,000	904

DC Office Trust
2.965% due 09/15/2045	10,500	9,464

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,815
4.916% due 04/15/2037 •	976	958

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	179	173

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	3,815	3,658
6.864% due 10/25/2063 þ	1,583	1,602

PRKCM Trust
7.225% due 11/25/2058 þ	780	796

PRPM Trust
6.250% due 08/25/2068 þ	399	401

Structured Asset Mortgage Investments Trust
5.131% due 03/19/2034 •	172	163

Verus Securitization Trust
6.193% due 03/25/2068 þ	1,282	1,286
6.876% due 11/25/2068 •	823	835
7.070% due 10/25/2068 þ	353	360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VNDO Mortgage Trust
3.805% due 01/10/2035	$200	$196

Total Non-Agency Mortgage-Backed Securities (Cost $37,998)		37,646

ASSET-BACKED SECURITIES 1.6%

AUTOMOBILE SEQUENTIAL 0.1%
First Help Financial LLC 6.570% due 06/15/2028	1,234	1,247

CMBS OTHER 0.1%

MF1 LLC
6.054% due 03/19/2039 •	1,000	1,002

MF1 Ltd.
5.667% due 02/19/2037 •	2,501	2,501

		3,503

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.594% due 11/26/2036 •	71	70

OTHER ABS 1.4%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •	8,600	8,561

Bain Capital Credit CLO Ltd.
5.383% due 10/21/2034 •	1,700	1,693

Betony CLO Ltd.
5.629% due 04/30/2031 •	514	514

CIFC Funding Ltd.
5.505% due 04/20/2030 ~	508	509
5.662% due 01/22/2031 •	486	486

Dewolf Park CLO Ltd.
5.484% due 10/15/2030 •	666	667

KKR CLO Ltd.
5.564% due 04/15/2031 •	693	693
5.748% due 02/09/2035 ~	1,000	1,000

Magnetite Ltd.
5.762% due 01/25/2032 ~	684	685

Ocean Trails CLO
5.340% due 07/20/2034 •	3,400	3,385

Octagon Investment Partners Ltd.
5.525% due 07/19/2030 •	249	249

Sound Point CLO Ltd.
5.734% due 07/15/2034 •	2,000	2,001

Start Ltd.
4.089% due 03/15/2044	380	376

Symphony CLO Ltd.
5.490% due 01/23/2032 •	824	824

Trinitas CLO Ltd.
5.670% due 04/25/2033 •	9,000	9,006

Vertical Bridge Holdings LLC
2.636% due 09/15/2050	4,200	4,147

		34,796

Total Asset-Backed Securities (Cost $39,590)		39,616

SOVEREIGN ISSUES 1.2%

Israel Government International Bond
5.375% due 03/12/2029	4,100	4,136

Republic of South Africa Government International Bond
4.850% due 09/30/2029	6,000	5,658

Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,640
4.875% due 07/18/2033	1,600	1,582
5.125% due 01/13/2028	9,600	9,721

Total Sovereign Issues (Cost $30,497)		28,737

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(b)(i)	2,033	$9

INDUSTRIALS 0.0%

Foresea Holdings SA «	25,822	651

Total Common Stocks (Cost $556)		660

CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

Wells Fargo & Co.
7.500%	13,190	15,839

Total Convertible Preferred Securities (Cost $10,405)		15,839

PREFERRED SECURITIES 4.7%

BANKING & FINANCE 4.6%

AGFC Capital Trust
6.314% due 01/15/2067 ~	3,080,000	2,174

American Express Co.
3.550% due 09/15/2026 •(f)	2,000,000	1,938

Banco Santander SA
8.000% due 02/01/2034 •(f)(g)	2,000,000	2,082

Bank of America Corp.
5.875% due 03/15/2028 •(f)	14,085,000	14,212

Capital One Financial Corp.
3.950% due 09/01/2026 •(f)	3,250,000	3,109

Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	10,100,000	8,998

Citigroup, Inc.
3.875% due 02/18/2026 •(f)	12,500,000	12,265
6.950% due 02/15/2030 ~(f)	900,000	899
7.200% due 05/15/2029 •(f)	2,800,000	2,863

CoBank ACB
4.250% due 01/01/2027 •(f)	4,200,000	4,032

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(f)	2,000,000	1,939

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(f)	3,000,000	2,936
6.850% due 02/10/2030 ~(f)	4,100,000	4,167
7.500% due 02/10/2029 •(f)	2,500,000	2,635

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	2,500,000	2,448
4.000% due 07/01/2025 •(f)(j)	11,000,000	11,064
4.200% due 09/01/2026 (f)	250,000	4,585
4.625% due 06/01/2026 (f)	110,000	2,194
6.500% due 04/01/2030 ~(f)	4,400,000	4,511
6.875% due 06/01/2029 •(f)	3,300,000	3,469

USB Capital Ltd.
5.584% due 05/01/2025 •(f)	14,250,000	12,341

Wells Fargo & Co.
6.850% due 09/15/2029 •(f)	6,500,000	6,749
7.625% due 09/15/2028 •(f)	1,400,000	1,500

		113,110

INDUSTRIALS 0.1%

SVB Financial Trust
0.000% due 11/07/2032 (c)	228,000	5
11.000% due 11/07/2032	2,317	1,135

		1,140

UTILITIES 0.0%

Sempra Energy
4.875% due 10/15/2025 •(f)	1,000,000	993

Total Preferred Securities (Cost $126,229)		115,243

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (h)	788,060	$788

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.290% due 06/05/2025 (c)(d)	$374	371

Total Short-Term Instruments (Cost $1,159)		1,159

Total Investments in Securities (Cost $2,888,053)		2,844,127

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short-Term Floating NAV Portfolio III	2,054,424	$19,998

Total Short-Term Instruments (Cost $19,999)		19,998

Total Investments in Affiliates (Cost $19,999)		19,998

Total Investments 116.1% (Cost $2,908,052)		$2,864,125

MARKET VALUE (000S)
Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $9,951)	$2,165

Other Assets and Liabilities, net (16.2)%	(398,283)

Net Assets 100.0%	$2,468,007

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical 5.550% due 07/01/2033	01/16/2025	$1,100	$1,102	0.05%
MNEQ Holdings, Inc.	04/26/2022	40	9	0.00

		$1,140	$1,111	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	4.400%	12/20/2024	TBD	(2)	$(14,280)	$(14,458)
	4.400	03/17/2025	TBD	(2)	(4,275)	(4,282)
NOM	3.250	12/20/2024	TBD	(2)	(4,048)	(4,086)
TDM	4.500	02/07/2025	TBD	(2)	(8,081)	(8,081)
	4.500	03/13/2025	TBD	(2)	(2,431)	(2,437)
	4.510	03/17/2025	TBD	(2)	(18,793)	(18,824)
	4.520	12/20/2024	TBD	(2)	(30,157)	(30,543)
	4.520	03/12/2025	TBD	(2)	(15,744)	(15,779)
	4.520	03/13/2025	TBD	(2)	(9,334)	(9,353)

Total Reverse Repurchase Agreements						$(107,843)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	6.000%	05/01/2055	$5,117	$(5,175)	$(5,192)

Total Short Sales (0.2)%				$(5,175)	$(5,192)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(18,740)	$0	$(18,740)	$19,426	$686
NOM	0	(4,086)	0	(4,086)	4,216	130
TDM	0	(85,017)	0	(85,017)	88,566	3,549

Total Borrowings and Other Financing Transactions	$0	$(107,843)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(98,201)	$(98,201)
Preferred Securities	0	0	0	(9,642)	(9,642)

Total Borrowings	$0	$0	$0	$(107,843)	$(107,843)

Payable for reverse repurchase agreements					$(107,843)

(j)	Securities with an aggregate market value of $112,208 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(66,404) at a weighted average interest rate of 4.751%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	37	$37	$(9)	$(3)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	37	37	(9)	(5)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	70	70	(19)	(15)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	37	37	(13)	(20)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	37	37	(11)	(17)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	70	70	(23)	(26)

Total Written Options					$(84)	$(86)

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	306	$73,872	$411	$6	$0
3-Month SOFR Active Contract June Futures	09/2027	306	73,834	360	6	0
3-Month SOFR Active Contract March Futures	06/2027	306	73,857	386	6	0
3-Month SOFR Active Contract September Futures	12/2027	306	73,811	326	9	0
U.S. Treasury 2-Year Note June Futures	06/2025	141	29,211	11	8	0
U.S. Treasury 5-Year Note June Futures	06/2025	302	32,663	95	25	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	936	106,821	137	358	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	2,690	328,853	(1,550)	2,816	0

				$176	$3,234	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	66	$(7,340)	$(78)	$0	$(14)

Total Futures Contracts				$98	$3,234	$(14)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boeing Co.	(1.000)%	Quarterly	06/20/2029	0.767%	$1,200	$17	$(28)	$(11)	$1	$0
Citigroup, Inc.	(1.000)	Quarterly	12/20/2032	0.825	5,000	204	(263)	(59)	5	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.637	7,500	161	(343)	(182)	7	0

						$382	$(634)	$(252)	$13	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.317%	$5,000	$1,022	$(733)	$289	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.920	1,000	124	18	142	0	(1)
AES Corp.	5.000	Quarterly	12/20/2029	1.174	3,000	540	(48)	492	0	(2)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.354	2,500	(15)	58	43	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.257	1,770	(45)	49	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346	8,500	164	(95)	69	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514	16,800	(91)	344	253	0	(7)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401	9,600	115	(16)	99	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2026	0.393	800	(6)	12	6	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.471	17,300	(84)	243	159	0	(9)
Boeing Co.	1.000	Quarterly	06/20/2030	0.920	400	1	1	2	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.245	5,700	37	(4)	33	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	61,400	473	228	701	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.097	7,800	92	29	121	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.462	3,710	701	(413)	288	0	(3)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838	6,450	811	10	821	3	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.492	4,200	867	(543)	324	0	(4)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.240	2,600	59	(34)	25	0	0

						$4,765	$(894)	$3,871	$3	$(33)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$251,500	$4,927	$(88)	$4,839	$2	$(14)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	128,200	2,311	47	2,358	45	0

					$7,238	$(41)	$7,197	$47	$(14)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.842%	Annual	03/04/2030	$3,700	$(7)	$(24)	$(31)	$0	$(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.796	Annual	12/31/2031	1,200	0	(9)	(9)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	65,090	(1,288)	(354)	(1,642)	0	(124)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	11,010	(99)	(41)	(140)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	2,460	(9)	64	55	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.751	Annual	11/15/2034	3,900	0	(3)	(3)	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034	58,410	(1,779)	(117)	(1,896)	0	(183)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	2,000	(7)	(16)	(23)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	1,000	(4)	(5)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	2,200	(8)	(11)	(19)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	2,200	(7)	(17)	(24)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	2,000	(6)	(17)	(23)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	2,500	(7)	(37)	(44)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	4,200	(12)	(46)	(58)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	2,100	(6)	(15)	(21)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040	27,400	0	1,883	1,883	0	(117)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	31,200	1,231	790	2,021	0	(231)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055	3,900	0	(7)	(7)	0	(7)

						$(2,008)	$2,018	$10	$0	$(778)

Total Swap Agreements						$10,377	$449	$10,826	$63	$(825)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$ 3,234	$63	$3,297		$(86)	$(14)	$(825)	$(925)

(l)

Securities with an aggregate market value of $4,597 and cash of $95,944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (h) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	4,200	$(6)	$(3)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	4,200	(8)	(5)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	9,000	(12)	(9)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	7,900	(7)	(8)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	7,900	(9)	(9)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	3,800	(4)	(4)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	3,700	(4)	(5)

						$ (50)	$ (43)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715%	04/24/2025	2,300	$(8)	$(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	2,300	(9)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	2,200	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	2,200	(9)	(8)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	3,600	(15)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	3,600	(15)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	1,900	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	1,900	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	1,800	(8)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	1,800	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,900	(7)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,900	(7)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,800	(7)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,800	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	1,900	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	1,900	(8)	(7)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	2,000	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	2,000	(9)	(1)

							$(161)	$(129)

Total Written Options							$(211)	$(172)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.152%	$1,400	$30	$(21)	$9	$0

JPM	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793	1,100	(12)	21	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540	200	(1)	2	1	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.383	11,400	(145)	77	0	(68)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.186	1,400	0	3	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654	500	1	2	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716	1,200	(4)	12	8	0

Total Swap Agreements							$(131)	$96	$33	$(68)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

Counterparty	Financial Derivative Assets				Financial Derivative Liabilities
	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BRC	$0	$0	$9	$9	$0	$0	$0	$0	$9	$0	$9
FAR	0	0	0	0	0	(37)	0	(37)	(37)	0	(37)
GLM	0	0	0	0	0	(80)	0	(80)	(80)	0	(80)
GST	0	0	0	0	0	(34)	0	(34)	(34)	0	(34)
JPM	0	0	10	10	0	(4)	(68)	(72)	(62)	158	96
MYC	0	0	14	14	0	(12)	0	(12)	2	158	160
RBC	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)

Total Over the Counter	$0	$0	$33	$33	$0	$(172)	$(68)	$(240)

(n)

Securities with an aggregate market value of $316 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,234	$3,234
Swap Agreements	0	63	0	0	0	63

	$0	$63	$0	$0	$3,234	$3,297

Over the counter
Swap Agreements	$0	$33	$0	$0	$0	$33

	$0	$96	$0	$0	$3,234	$3,330

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$86	$86
Futures	0	0	0	0	14	14
Swap Agreements	0	47	0	0	778	825

	$0	$47	$0	$0	$878	$925

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Written Options	$0	$43	$0	$0	$129	$172
Swap Agreements	0	68	0	0	0	68

	$0	$111	$0	$0	$129	$240

	$0	$158	$0	$0	$1,007	$1,165

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$669	$669
Futures	0	0	0	0	(5,287)	(5,287)
Swap Agreements	0	4,416	0	0	1,581	5,997

	$0	$4,416	$0	$0	$(3,037)	$1,379

Over the counter
Purchased Options	$0	$0	$0	$0	$141	$141
Written Options	0	0	0	0	2,478	2,478
Swap Agreements	0	345	0	0	0	345

	$0	$345	$0	$0	$2,619	$2,964

	$0	$4,761	$0	$0	$(418)	$4,343

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(74)	$(74)
Futures	0	0	0	0	2,976	2,976
Swap Agreements	0	(2,545)	0	0	1,952	(593)

	$0	$(2,545)	$0	$0	$4,854	$2,309

Over the counter
Purchased Options	$0	$0	$0	$0	$193	$193
Written Options	0	7	0	0	(230)	(223)
Swap Agreements	0	(165)	0	0	0	(165)

	$0	$(158)	$0	$0	$(37)	$(195)

	$0	$(2,703)	$0	$0	$4,817	$2,114

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,432	$5,098	$13,530
Corporate Bonds & Notes
Banking & Finance	0	1,112,822	0	1,112,822
Industrials	0	702,741	1,102	703,843
Utilities	0	291,930	0	291,930
Convertible Bonds & Notes
Industrials	0	1,000	0	1,000
Municipal Bonds & Notes
California	0	919	0	919
Georgia	0	8,944	0	8,944
Illinois	0	651	0	651
Massachusetts	0	308	0	308
New York	0	240	0	240
Ohio	0	7,878	0	7,878
U.S. Government Agencies	0	450,640	0	450,640
U.S. Treasury Obligations	0	12,522	0	12,522

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Non-Agency Mortgage-Backed Securities	$0	$37,646	$0	$37,646
Asset-Backed Securities
Automobile Sequential	0	1,247	0	1,247
CMBS Other	0	3,503	0	3,503
Home Equity Sequential	0	70	0	70
Other ABS	0	34,796	0	34,796
Sovereign Issues	0	28,737	0	28,737
Common Stocks
Financials	0	0	9	9
Industrials	0	0	651	651
Convertible Preferred Securities
Banking & Finance	15,839	0	0	15,839
Preferred Securities
Banking & Finance	6,779	106,331	0	113,110
Industrials	0	1,140	0	1,140
Utilities	0	993	0	993

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)	March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Mutual Funds	$0	$788	$0	$788
U.S. Treasury Bills	0	371	0	371

	$22,618	$2,814,649	$6,860	$2,844,127

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,998	$0	$0	$19,998

Total Investments	$42,616	$2,814,649	$6,860	$2,864,125

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,192)	$0	$(5,192)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3,297	$0	$3,297
Over the counter	0	33	0	33

	$0	$3,330	$0	$3,330

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(925)	0	(925)
Over the counter	0	(240)	0	(240)

	$0	$(1,165)	$0	$(1,165)

Total Financial Derivative Instruments	$0	$2,165	$0	$2,165

Totals	$42,616	$2,811,622	$6,860	$2,861,098

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Avolon TLB Borrower 1 U.S. LLC
6.072% due 06/24/2030		$3,677	$3,677

Castlelake LP
2.950% due 05/13/2031 «•		31,960	30,150

Charter Communications Operating LLC
6.560% due 12/15/2031		55,065	54,934

Delos Aircraft DAC
6.049% due 10/31/2027 ~		10,121	10,143

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		8,700	8,700

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(k)	EUR	5,198	5,620

Project Hudson II
7.730% due 05/29/2026 «		$12,500	12,669

Setanta Aircraft Leasing DAC
6.049% due 11/05/2028		12,500	12,560

SkyMiles IP Ltd.
8.043% due 10/20/2027		7,353	7,437

Vistra Zero Operating Co. LLC
6.325% due 04/30/2031 ~		4,677	4,526

Total Loan Participations and Assignments (Cost $151,800)			150,416

CORPORATE BONDS & NOTES 78.7%

BANKING & FINANCE 29.2%

ABN AMRO Bank NV
6.875% due 09/22/2031 ~(h)(i)	EUR	1,200	1,358

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		$103,000	102,714

AerCap Ireland Capital DAC
3.000% due 10/29/2028		17,061	16,037
3.875% due 01/23/2028		150	147
4.625% due 10/15/2027		16,500	16,436

AIA Group Ltd.
3.200% due 09/16/2040		3,900	3,003
3.900% due 04/06/2028		2,200	2,166

Aircastle Ltd.
2.850% due 01/26/2028		11,500	10,859
5.250% due 03/15/2030		1,600	1,595
6.500% due 07/18/2028		2,088	2,176

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		8,600	7,013
4.000% due 02/01/2050		8,000	5,960
4.850% due 04/15/2049		900	772
5.500% due 10/01/2035		15,000	15,076

Alleghany Corp.
4.900% due 09/15/2044		5,400	4,958

Ally Financial, Inc.
6.992% due 06/13/2029 •		11,000	11,477
8.000% due 11/01/2031		10,725	11,957

American Assets Trust LP
3.375% due 02/01/2031		30,500	26,920
6.150% due 10/01/2034		8,800	8,805

American Express Co.
5.442% due 01/30/2036 ~		20,900	21,137

American Financial Group, Inc.
4.500% due 06/15/2047		40,300	33,491

American Homes 4 Rent LP
2.375% due 07/15/2031		700	601
3.375% due 07/15/2051		10,700	7,096
3.625% due 04/15/2032		18,877	17,147
4.250% due 02/15/2028		7,483	7,407
4.300% due 04/15/2052		10,700	8,356
5.250% due 03/15/2035		5,655	5,552

American International Group, Inc.
4.375% due 06/30/2050		4,124	3,424

American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	4,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.100% due 06/15/2030	$17,100	$14,960
2.950% due 01/15/2051 (l)	26,346	16,652
3.100% due 06/15/2050	14,059	9,195
3.125% due 01/15/2027	7,300	7,114
3.375% due 10/15/2026	2,666	2,619
3.600% due 01/15/2028	2,250	2,192
3.700% due 10/15/2049	7,300	5,318
3.800% due 08/15/2029	61,400	58,983
3.950% due 03/15/2029	25,300	24,591
4.050% due 03/15/2032	1,300	1,228
4.400% due 02/15/2026	3,100	3,094
5.250% due 07/15/2028	2,095	2,133
5.550% due 07/15/2033	14,100	14,418
5.650% due 03/15/2033	11,900	12,271
5.900% due 11/15/2033	22,000	23,066

AmFam Holdings, Inc.
2.805% due 03/11/2031	11,960	9,927
3.833% due 03/11/2051	10,315	6,561

Antares Holdings LP
2.750% due 01/15/2027	7,700	7,332
3.750% due 07/15/2027	18,400	17,592
3.950% due 07/15/2026	4,100	4,024
6.500% due 02/08/2029	10,000	10,061
7.950% due 08/11/2028	5,500	5,808

Aon North America, Inc.
5.750% due 03/01/2054	6,165	6,085

Apollo Debt Solutions BDC
6.550% due 03/15/2032	7,500	7,603
6.700% due 07/29/2031	15,000	15,485
6.900% due 04/13/2029	10,000	10,380

Arch Capital Finance LLC
5.031% due 12/15/2046	4,100	3,729

Arch Capital Group Ltd.
3.635% due 06/30/2050 (l)	23,025	16,751

Ares Capital Corp.
5.950% due 07/15/2029	3,740	3,803

Ares Finance Co. LLC
3.250% due 06/15/2030	6,400	5,970
3.650% due 02/01/2052	5,100	3,645
4.125% due 06/30/2051 •	12,400	11,991

Ares Management Corp.
5.600% due 10/11/2054	12,000	11,163
6.375% due 11/10/2028	38,000	40,087

Ares Strategic Income Fund
5.600% due 02/15/2030	9,800	9,664
5.700% due 03/15/2028	10,000	10,003
6.200% due 03/21/2032	8,000	7,958

Arthur J Gallagher & Co.
3.500% due 05/20/2051	17,500	12,181

Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051	10,300	7,116
6.125% due 09/15/2028	8,400	8,806

Athene Global Funding
5.322% due 11/13/2031	12,000	12,014
5.516% due 03/25/2027	11,300	11,490
5.526% due 07/11/2031	14,400	14,617
5.583% due 01/09/2029	6,700	6,845

Athene Holding Ltd.
5.875% due 01/15/2034	7,000	7,115
6.250% due 04/01/2054	4,971	4,984

Augustar Life Insurance Co.
6.875% due 06/15/2042	400	374

Aviation Capital Group LLC
3.500% due 11/01/2027	2,050	1,981
6.250% due 04/15/2028	6,600	6,835

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	38,606	36,149
5.375% due 05/30/2030	5,400	5,409
5.500% due 01/15/2026	15,000	15,065

AXIS Specialty Finance LLC
3.900% due 07/15/2029	4,000	3,850

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	15,000	15,426
7.883% due 11/15/2034 •	10,000	11,257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		$5,100	$5,044

Banco Santander SA
3.306% due 06/27/2029		3,600	3,407
4.875% due 10/18/2031	EUR	4,300	4,974

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 ~(i)		$7,500	7,737

Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,557
2.687% due 04/22/2032 •		10,000	8,804
2.972% due 07/21/2052 •		1,700	1,091
3.194% due 07/23/2030 •		30,600	28,710
3.311% due 04/22/2042 •		8,700	6,619
3.419% due 12/20/2028 •		85,251	82,638
3.593% due 07/21/2028 •		9,800	9,592
3.974% due 02/07/2030 •		14,862	14,465
4.083% due 03/20/2051 •		12,200	9,595
4.271% due 07/23/2029 •		3,000	2,964
4.571% due 04/27/2033 •		88,000	85,063
5.080% due 01/20/2027 •		1,300	1,305
5.202% due 04/25/2029 •		8,725	8,866
5.288% due 04/25/2034 •		5,000	5,025
5.371% due 01/24/2031 ~		14,000	14,002
5.468% due 01/23/2035 •		22,300	22,634
5.511% due 01/24/2036 ~		30,000	30,543
5.872% due 09/15/2034 •		2,521	2,632

Bank of America NA
6.000% due 10/15/2036		9,200	9,671

Bank of Nova Scotia
4.900% due 06/04/2025 •(h)(i)		6,600	6,571

Barclays PLC
4.972% due 05/16/2029 •		28,114	28,211
5.088% due 06/20/2030 •		2,075	2,062
5.746% due 08/09/2033 •		2,400	2,440
5.851% due 03/21/2035 ~	GBP	12,100	15,410
6.224% due 05/09/2034 •		$12,195	12,709
6.375% due 12/15/2025 ~(h)(i)	GBP	4,000	5,172
6.692% due 09/13/2034 •		$13,720	14,717
7.437% due 11/02/2033 •		8,500	9,491
9.250% due 09/15/2028 ~(h)(i)	GBP	21,100	28,892

BBVA Bancomer SA
5.875% due 09/13/2034 •(i)		$1,000	963
7.625% due 02/11/2035 •(i)		10,000	10,122
8.450% due 06/29/2038 •(i)		400	418

Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,148
3.850% due 03/15/2052		13,600	10,482
4.200% due 08/15/2048		13,700	11,449

Berkshire Hathaway, Inc.
4.500% due 02/11/2043		245	229

BGC Group, Inc.
4.375% due 12/15/2025		6,100	6,075
6.150% due 04/02/2030 (b)		9,800	9,762
6.600% due 06/10/2029		3,500	3,597
8.000% due 05/25/2028		5,600	5,981

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		5,300	4,379
2.800% due 09/30/2050		10,500	6,432
3.200% due 01/30/2052		43,000	28,355
3.500% due 09/10/2049		5,500	3,846
4.000% due 10/02/2047		4,600	3,626

Blackstone Secured Lending Fund
2.750% due 09/16/2026		8,300	8,019

Block Financial LLC
2.500% due 07/15/2028		4,181	3,872

Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	25,306
4.125% due 10/07/2051		10,500	7,508
4.375% due 02/15/2032		11,000	10,321
6.250% due 04/18/2034		13,000	13,322

BNP Paribas SA
3.052% due 01/13/2031 •		10,700	9,789
3.132% due 01/20/2033 •(l)		12,400	10,812
5.125% due 01/13/2029 •		10,100	10,210
5.738% due 02/20/2035 •(l)		4,650	4,758
5.786% due 01/13/2033 ~		9,400	9,614

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 06/11/2030 ~(h)(i)	EUR	4,200	$4,883
7.375% due 09/10/2034 •(h)(i)		$12,400	12,429
8.500% due 08/14/2028 •(h)(i)(l)		47,900	50,215

BPCE SA
5.716% due 01/18/2030 •		4,200	4,284
5.936% due 05/30/2035 •		3,800	3,831
6.293% due 01/14/2036 ~		16,450	17,020
7.003% due 10/19/2034 •		15,544	16,937

Brandywine Operating Partnership LP
3.950% due 11/15/2027		200	189
4.550% due 10/01/2029 (l)		5,400	4,917

Brighthouse Financial, Inc.
3.850% due 12/22/2051		13,100	8,487

Brookfield Capital Finance LLC
6.087% due 06/14/2033		10,000	10,510

Brookfield Finance LLC
3.450% due 04/15/2050		19,000	12,901

Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,271
3.625% due 02/15/2052		33,900	23,727
4.700% due 09/20/2047		34,350	29,221
5.813% due 03/03/2055		12,000	11,718
5.968% due 03/04/2054		32,700	32,932

Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,224
4.950% due 03/17/2052		14,800	12,769

Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,350
7.200% due 12/12/2028		15,000	15,833

Capital One Financial Corp.
5.268% due 05/10/2033 •		3,800	3,743

Carlyle Finance LLC
5.650% due 09/15/2048		5,700	5,535

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,600	3,421

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		2,614	2,563

CBRE Services, Inc.
5.950% due 08/15/2034		10,000	10,461

Chubb INA Holdings LLC
2.850% due 12/15/2051		8,500	5,464
3.050% due 12/15/2061		17,548	10,831

CI Financial Corp.
3.200% due 12/17/2030		2,500	2,185
4.100% due 06/15/2051		38,200	27,482
7.500% due 05/30/2029		17,800	18,672

Cibanco SA Ibm
4.962% due 07/18/2029		7,200	6,964

Citadel Finance LLC
5.900% due 02/10/2030		22,200	22,120

Citadel LP
6.000% due 01/23/2030		2,200	2,237
6.375% due 01/23/2032		2,900	2,977

Citibank NA
5.570% due 04/30/2034		2,000	2,056

Citigroup, Inc.
2.561% due 05/01/2032 •		2,445	2,125
3.200% due 10/21/2026		14,852	14,564
3.668% due 07/24/2028 •		12,300	12,035
4.075% due 04/23/2029 •		48,000	47,208
5.333% due 03/27/2036 ~		15,000	14,951
5.827% due 02/13/2035 •		13,400	13,347

CME Group, Inc.
4.150% due 06/15/2048		2,875	2,431

CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,478
5.500% due 06/15/2033		7,400	7,550

Commonwealth Bank of Australia
3.784% due 03/14/2032 (i)		13,700	12,426

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		37,195	34,119
4.375% due 06/29/2027 ~(h)(i)	EUR	21,400	22,898
4.625% due 12/29/2025 ~(h)(i)		9,200	9,995
5.447% due 03/05/2030 •		$10,000	10,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

COPT Defense Properties LP
2.250% due 03/15/2026		$3,600	$3,509
2.900% due 12/01/2033		4,000	3,243

Corebridge Financial, Inc.
3.900% due 04/05/2032		18,900	17,483
4.350% due 04/05/2042		10,400	8,707
4.400% due 04/05/2052		45,700	36,616
6.375% due 09/15/2054 •(l)		7,000	6,972
6.875% due 12/15/2052 •		12,500	12,778

Corebridge Global Funding
4.900% due 01/07/2028		3,700	3,735

CoStar Group, Inc.
2.800% due 07/15/2030		11,400	10,155

Credit Agricole SA
5.862% due 01/09/2036 •		20,000	20,471
7.250% due 09/23/2028 ~(h)(i)	EUR	27,700	31,798

Crown Castle, Inc.
2.100% due 04/01/2031		$500	421
2.250% due 01/15/2031		4,553	3,893
3.100% due 11/15/2029		7,500	6,911
3.250% due 01/15/2051		22,025	14,296
3.800% due 02/15/2028		14,700	14,309
4.000% due 11/15/2049		39,410	29,279
4.300% due 02/15/2029		4,400	4,303
4.450% due 02/15/2026		13,095	13,059
4.750% due 05/15/2047		16,840	14,390
5.200% due 09/01/2034		17,324	16,963
5.200% due 02/15/2049		18,710	16,734

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		5,000	4,963

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 ~(h)		8,400	8,447

Danske Bank AS
5.427% due 03/01/2028 •		2,100	2,136

Deutsche Bank AG
2.129% due 11/24/2026 •		12,200	11,982
3.547% due 09/18/2031 •		4,393	4,041
3.729% due 01/14/2032 •		36,000	32,385
3.742% due 01/07/2033 •		17,700	15,561
4.999% due 09/11/2030 •		3,544	3,528
5.706% due 02/08/2028 •		2,300	2,336

Digital Realty Trust LP
4.450% due 07/15/2028		9,100	9,042

DOC DR LLC
3.950% due 01/15/2028		7,900	7,747

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		36,000	31,308

EPR Properties
3.600% due 11/15/2031		2,700	2,411
3.750% due 08/15/2029		11,360	10,656
4.500% due 04/01/2025		200	200
4.500% due 06/01/2027		9,325	9,203
4.750% due 12/15/2026		100	100
4.950% due 04/15/2028		14,200	14,068

Equinix, Inc.
3.000% due 07/15/2050		17,681	11,169
3.900% due 04/15/2032 (l)		48,565	45,296

Equitable Holdings, Inc.
4.350% due 04/20/2028		12,207	12,106
4.572% due 02/15/2029		6,032	5,946
5.000% due 04/20/2048		15,017	13,481
6.700% due 03/28/2055 ~		13,000	12,932

Erste Group Bank AG
4.250% due 10/15/2027 ~(h)(i)	EUR	8,000	8,420
8.500% due 10/15/2028 ~(h)(i)(l)		1,200	1,429

Essential Properties LP
2.950% due 07/15/2031		$5,000	4,339

Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,578
2.650% due 09/01/2050		11,800	7,046
3.625% due 05/01/2027		900	883
5.375% due 04/01/2035		8,000	8,021
5.500% due 04/01/2034		1,011	1,021

Everest Reinsurance Holdings, Inc.
3.500% due 10/15/2050		1,500	1,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Extra Space Storage LP
2.350% due 03/15/2032	$10,000	$8,369
3.900% due 04/01/2029	2,900	2,801

F&G Annuities & Life, Inc.
6.250% due 10/04/2034	5,200	5,040

F&G Global Funding
5.875% due 01/16/2030	5,000	5,091

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	7,200	7,106
4.850% due 04/17/2028	9,600	9,620
5.625% due 08/16/2032	7,450	7,613
6.000% due 12/07/2033	15,000	15,638
6.100% due 03/15/2055 (l)	19,700	19,405
6.350% due 03/22/2054	11,900	12,138

Farmers Insurance Exchange
4.747% due 11/01/2057 •	21,600	17,570
7.000% due 10/15/2064 •	11,100	11,359

First American Financial Corp.
4.000% due 05/15/2030	3,300	3,152
5.450% due 09/30/2034	2,200	2,154

FMR LLC
5.150% due 02/01/2043	1,550	1,496
6.450% due 11/15/2039	500	563
6.500% due 12/14/2040	10,000	11,244

Ford Holdings LLC
9.300% due 03/01/2030	13,100	14,896

Ford Motor Credit Co. LLC
5.850% due 05/17/2027	5,000	5,028
5.918% due 03/20/2028	4,000	4,019

Franklin Resources, Inc.
2.950% due 08/12/2051	2,800	1,778

FS KKR Capital Corp.
3.125% due 10/12/2028	9,431	8,584
6.125% due 01/15/2030	8,000	7,961
6.875% due 08/15/2029	10,000	10,261
7.875% due 01/15/2029	15,000	15,902

GA Global Funding Trust
5.200% due 12/09/2031	4,000	3,980
5.400% due 01/13/2030	2,700	2,752
5.500% due 01/08/2029	4,200	4,287
5.900% due 01/13/2035	10,000	10,148

Global Atlantic Fin Co.
6.750% due 03/15/2054	10,310	10,476
7.950% due 06/15/2033	25,000	28,201
7.950% due 10/15/2054 •	5,500	5,721

GLP Capital LP
3.250% due 01/15/2032	13,000	11,264
4.000% due 01/15/2030	13,040	12,337
4.000% due 01/15/2031	3,100	2,893
5.300% due 01/15/2029	28,800	28,866
5.625% due 09/15/2034	19,234	18,929
5.750% due 06/01/2028	1,166	1,187
6.250% due 09/15/2054	15,000	14,753
6.750% due 12/01/2033	4,400	4,672

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	4,000	3,494
3.102% due 02/24/2033 •	1,700	1,499
3.436% due 02/24/2043 •	14,100	10,680
3.691% due 06/05/2028 •	18,644	18,291
4.411% due 04/23/2039 •	9,100	8,103
5.016% due 10/23/2035 •	50,000	48,636
5.049% due 07/23/2030 •	9,600	9,682
5.330% due 07/23/2035 •	17,724	17,644
5.536% due 01/28/2036 •	20,000	20,287
5.734% due 01/28/2056 ~	30,800	30,701
6.750% due 10/01/2037	92,900	100,539

Golub Capital BDC, Inc.
2.050% due 02/15/2027	21,800	20,547

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	21,100	20,538

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	21,200	19,355

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034	10,900	10,789

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	21,450	20,850

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		$3,200	$2,574

Guardian Life Insurance Co. of America
4.850% due 01/24/2077		7,903	6,759

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		16,600	16,418

Hanover Insurance Group, Inc.
4.500% due 04/15/2026		6,600	6,584

Hardwood Funding LLC
4.980% due 06/07/2028 «(b)(k)		2,600	2,610
5.070% due 06/07/2030 «(b)(k)		1,700	1,707
5.210% due 06/07/2032 «(b)(k)		4,200	4,229

Hartford Financial Services Group, Inc.
3.600% due 08/19/2049		600	442
6.710% due 02/12/2047 ~		3,600	3,323

Healthpeak OP LLC
5.375% due 02/15/2035		15,000	14,955
6.750% due 02/01/2041		3,500	3,847

High Street Funding Trust
4.682% due 02/15/2048		8,800	7,503

Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,292
4.200% due 04/15/2029		2,198	2,108
7.650% due 02/01/2034		2,200	2,457

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034		18,000	17,549

Host Hotels & Resorts LP
5.700% due 07/01/2034		4,125	4,129

HPS Corporate Lending Fund
5.950% due 04/14/2032		10,000	9,869

HSBC Holdings PLC
2.804% due 05/24/2032 •		51,510	45,071
4.583% due 06/19/2029 •		7,050	6,989
5.402% due 08/11/2033 •		500	506
5.450% due 03/03/2036 ~		20,000	19,934
5.546% due 03/04/2030 •		1,500	1,533
5.875% due 09/28/2026 ~(h)(i)	GBP	17,200	22,106
6.500% due 03/23/2028 •(h)(i)(l)		$17,900	17,978
6.500% due 09/15/2037		18,115	18,745
6.800% due 06/01/2038		4,300	4,594
7.000% due 04/07/2038	GBP	1,900	2,557
7.625% due 05/17/2032		$11,347	12,528

Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	5,245
3.950% due 11/01/2027		4,281	3,791
4.650% due 04/01/2029 (l)		7,637	5,783
5.950% due 02/15/2028		2,400	2,087

ING Groep NV
5.550% due 03/19/2035 •		17,696	17,850

Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,529
4.600% due 03/15/2033		17,886	17,562

Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	16,070
7.778% due 06/20/2054 •		26,000	28,903
7.800% due 11/28/2053		34,100	39,502

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	3,015
2.700% due 01/15/2034		7,800	6,356
4.150% due 04/15/2032		14,500	13,535
4.875% due 02/01/2035		2,600	2,489
5.450% due 08/15/2030		4,400	4,509
5.500% due 08/15/2033		2,200	2,215

JAB Holdings BV
2.200% due 11/23/2030		1,571	1,339
3.750% due 05/28/2051		5,200	3,465
4.500% due 04/08/2052		60,700	46,722

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		22,200	22,635

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	10,815
2.739% due 10/15/2030 •		20,175	18,519
2.963% due 01/25/2033 •		31,000	27,376
3.509% due 01/23/2029 •		16,200	15,749

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.702% due 05/06/2030 •		$5,000	$4,813
3.897% due 01/23/2049 •		4,720	3,686
4.005% due 04/23/2029 •		12,113	11,908
4.323% due 04/26/2028 •		1,500	1,493
4.586% due 04/26/2033 •		23,000	22,415
4.946% due 10/22/2035 •		13,500	13,216
4.995% due 07/22/2030 •		7,300	7,367
5.012% due 01/23/2030 •		30,500	30,845
5.294% due 07/22/2035 •		12,300	12,355
5.336% due 01/23/2035 •		15,000	15,165
5.350% due 06/01/2034 •		33,100	33,653
5.502% due 01/24/2036 ~		15,600	15,942
5.534% due 11/29/2045 •		40,340	39,963
5.581% due 04/22/2030 •		5,300	5,468
5.766% due 04/22/2035 •		9,460	9,836
6.087% due 10/23/2029 •		3,356	3,514
6.254% due 10/23/2034 •		11,400	12,248

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,133

KBC Group NV
6.250% due 09/17/2031 ~(h)(i)	EUR	600	661
8.000% due 09/05/2028 ~(h)(i)		1,600	1,887

Kilroy Realty LP
2.650% due 11/15/2033		$15,850	12,340
3.050% due 02/15/2030		1,500	1,336
4.250% due 08/15/2029 (l)		12,400	11,814
4.750% due 12/15/2028		2,000	1,970
6.250% due 01/15/2036		3,300	3,274

KKR Financial Holdings LLC
5.400% due 05/23/2033		15,900	15,321

KKR Group Finance Co. LLC
3.500% due 08/25/2050		43,777	30,019
3.625% due 02/25/2050		26,000	18,320
4.850% due 05/17/2032		19,000	18,698

Lazard Group LLC
4.500% due 09/19/2028		400	396
6.000% due 03/15/2031		4,000	4,159

Legg Mason, Inc.
5.625% due 01/15/2044 (l)		18,493	18,167

Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	13,845
4.300% due 02/01/2061		14,500	9,053

Lloyds Bank PLC
0.000% due 04/02/2032 þ		10,000	6,996

Lloyds Banking Group PLC
4.550% due 08/16/2028		24,200	24,115
5.590% due 11/26/2035 •		18,500	18,589
5.679% due 01/05/2035 •(l)		15,629	15,816
8.000% due 09/27/2029 •(h)(i)		750	780
8.500% due 09/27/2027 ~(h)(i)	GBP	4,600	6,140

LSEGA Financing PLC
3.200% due 04/06/2041		$2,700	2,066

M&G PLC
5.560% due 07/20/2055 ~	GBP	1,900	2,220

Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	4,053
4.350% due 01/30/2047		4,800	4,063
4.900% due 03/15/2049		5,200	4,719
5.000% due 03/15/2035		10,000	9,900
5.350% due 11/15/2044		20,000	19,558
5.400% due 03/15/2055		34,900	33,721
5.450% due 03/15/2053		10,800	10,490
5.700% due 09/15/2053 (l)		20,000	20,324

Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,387
4.900% due 04/01/2077		4,800	3,992
5.077% due 02/15/2069 •		27,500	24,397

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	7,073
6.100% due 06/11/2055 ~		15,000	14,985

Mercury General Corp.
4.400% due 03/15/2027		4,495	4,424

MetLife, Inc.
6.350% due 03/15/2055 •		15,100	15,151
9.250% due 04/08/2068		51,066	60,383
10.750% due 08/01/2069		5,132	6,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	$13,900	$12,102
2.309% due 07/20/2032 •	3,000	2,570
3.751% due 07/18/2039	1,200	1,023
4.153% due 03/07/2039	2,300	2,108
4.315% due 04/19/2033 •	25,000	23,974
5.133% due 07/20/2033 •	17,300	17,344
5.441% due 02/22/2034 •	11,600	11,841

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	18,400	15,846
2.172% due 05/22/2032 •	6,556	5,588
2.201% due 07/10/2031 •	9,800	8,570
5.422% due 05/13/2036 ~	10,000	10,072

Morgan Stanley
0.000% due 04/02/2032 þ(k)	62,100	41,679
2.239% due 07/21/2032 •	28,500	24,275
2.943% due 01/21/2033 •	5,200	4,563
3.217% due 04/22/2042 •	15,200	11,393
4.654% due 10/18/2030 •	15,800	15,677
4.889% due 07/20/2033 •	2,700	2,661
5.042% due 07/19/2030 •	3,400	3,429
5.250% due 04/21/2034 •	6,500	6,506
5.297% due 04/20/2037 •	31,519	30,926
5.320% due 07/19/2035 •	18,000	18,009
5.424% due 07/21/2034 •	11,400	11,537
5.466% due 01/18/2035 •	8,373	8,475
5.587% due 01/18/2036 ~	15,600	15,938
5.656% due 04/18/2030 •	5,800	5,981
5.831% due 04/19/2035 •	10,000	10,368
5.948% due 01/19/2038 •	4,400	4,449
6.627% due 11/01/2034 •	8,255	9,007

Morgan Stanley Direct Lending Fund
6.150% due 05/17/2029	1,100	1,112

MSD Investment Corp.
6.250% due 05/31/2030 (b)	10,000	9,901

Mutual of Omaha Cos. Global Funding
5.450% due 12/12/2028	3,100	3,184

Mutual of Omaha Insurance Co.
6.144% due 01/16/2064 •	25,000	25,480

National Health Investors, Inc.
3.000% due 02/01/2031	10,600	9,188

Nationwide Building Society
4.302% due 03/08/2029 •	5,500	5,425
6.557% due 10/18/2027 •	14,655	15,057

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	10,000	7,572

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	2,250	1,725
9.375% due 08/15/2039	32,300	42,474

NatWest Group PLC
4.445% due 05/08/2030 •	1,900	1,863
4.600% due 06/28/2031 •(h)(i)(l)	19,400	16,465
5.076% due 01/27/2030 •	46,350	46,659
5.778% due 03/01/2035 •	14,453	14,753
7.300% due 11/19/2034 •(h)(i)	10,000	9,887
8.125% due 11/10/2033 •(h)(i)	5,000	5,262

Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,170
4.875% due 04/15/2045	13,688	11,731

New York Life Insurance Co.
4.450% due 05/15/2069	16,700	13,050
6.750% due 11/15/2039	4,260	4,832

Newmark Group, Inc.
7.500% due 01/12/2029	3,300	3,464

Nippon Life Insurance Co.
2.750% due 01/21/2051 •	36,900	31,968

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	39,200	37,774
2.750% due 03/09/2028	9,503	8,737

NLG Global Funding
5.400% due 01/23/2030	10,000	10,187

Nomura Holdings, Inc.
2.172% due 07/14/2028	15,900	14,682
2.608% due 07/14/2031	12,400	10,711
2.679% due 07/16/2030	11,200	9,991
2.999% due 01/22/2032	14,100	12,312

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.103% due 01/16/2030	$4,700	$4,335
5.613% due 07/02/2027 ~	3,800	3,834
5.842% due 01/18/2028	12,400	12,739
6.181% due 01/18/2033	30,000	31,550

Nordea Bank Abp
3.750% due 03/01/2029 •(h)(i)	2,500	2,224

Norinchukin Bank
5.094% due 10/16/2029	2,400	2,422

Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	21,884
3.625% due 09/30/2059	62,990	42,843
3.850% due 09/30/2047	10,340	7,914
6.063% due 03/30/2040	1	1

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030	3,200	3,188

Oaktree Strategic Credit Fund
6.500% due 07/23/2029	2,400	2,452

Old Republic International Corp.
3.850% due 06/11/2051	37,900	27,017

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	451
3.625% due 10/01/2029	4,000	3,742
4.750% due 01/15/2028	7,000	6,986
5.250% due 01/15/2026	10,061	10,080

OneAmerica Financial Partners, Inc.
4.250% due 10/15/2050	5,400	4,101

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	3,900	3,842

Pacific Life Insurance Co.
9.250% due 06/15/2039	63,816	86,468

Pacific LifeCorp
3.350% due 09/15/2050	5,700	3,870

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)	17,987	12,685

Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	26,367
7.625% due 06/15/2040	32,535	36,908

Phillips Edison Grocery Center Operating Partnership LP
5.750% due 07/15/2034	5,300	5,346

Pine Street Trust
5.568% due 02/15/2049	23,800	22,400

Pinnacol Assurance
8.625% due 06/25/2034 «(k)	24,000	26,494

Popular, Inc.
7.250% due 03/13/2028	14,700	15,253

Progressive Corp.
3.700% due 03/15/2052	4,500	3,344
4.125% due 04/15/2047	1,700	1,392

Prologis LP
5.000% due 01/31/2035	500	496
5.250% due 03/15/2054	4,010	3,807

Prologis Targeted U.S. Logistics Fund LP
5.250% due 01/15/2035	3,500	3,489

Protective Life Global Funding
5.432% due 01/14/2032	20,000	20,539
5.467% due 12/08/2028	2,000	2,058

Rayonier LP
2.750% due 05/17/2031	7,500	6,558

Realty Income Corp.
2.700% due 02/15/2032	11,400	9,869
3.200% due 02/15/2031	11,100	10,164
3.400% due 01/15/2028	1,265	1,228
3.400% due 01/15/2030	1,725	1,627
3.950% due 08/15/2027	3,316	3,280
4.450% due 09/15/2026	2,350	2,350

Regency Centers LP
4.125% due 03/15/2028	1,100	1,088
4.400% due 02/01/2047	4,200	3,507
4.650% due 03/15/2049	1,500	1,292

Rexford Industrial Realty LP
2.125% due 12/01/2030	11,800	10,145

RGA Global Funding
5.250% due 01/09/2030	6,900	7,028
5.500% due 01/11/2031	4,500	4,631

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 11/21/2028		$3,000	$3,141

Sabra Health Care LP
3.200% due 12/01/2031		7,659	6,657
3.900% due 10/15/2029		3,368	3,168
5.125% due 08/15/2026		1,600	1,599

Sammons Financial Group, Inc.
3.350% due 04/16/2031		18,300	16,394
6.875% due 04/15/2034		8,000	8,544

Santander Holdings USA, Inc.
4.400% due 07/13/2027		3,080	3,057
5.473% due 03/20/2029 ~		4,100	4,125
5.741% due 03/20/2031 ~		3,200	3,225

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		17,160	15,108
3.823% due 11/03/2028 •		51,925	50,532
4.858% due 09/11/2030 •		5,680	5,628
5.694% due 04/15/2031 ~		8,900	9,088

SBA Tower Trust
2.328% due 07/15/2052		10,300	9,599

Selective Insurance Group, Inc.
5.375% due 03/01/2049		8,800	8,073
5.900% due 04/15/2035		600	606

Sixth Street Lending Partners
5.750% due 01/15/2030		11,300	11,197
6.125% due 07/15/2030		1,900	1,913

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		4,200	3,891

Societe Generale SA
6.221% due 06/15/2033 •(l)		10,500	10,675

Standard Chartered PLC
3.265% due 02/18/2036 •		15,500	13,713
3.603% due 01/12/2033 •		3,200	2,825

Stifel Financial Corp.
4.000% due 05/15/2030		5,600	5,359

Store Capital LLC
2.750% due 11/18/2030		1,900	1,668
5.400% due 04/30/2030		5,000	5,009

Strategic Credit Opportunities Partners
6.520% due 03/20/2028 «(k)		6,900	6,972
6.740% due 03/20/2030 «(k)		8,200	8,342

Sumitomo Life Insurance Co.
3.375% due 04/15/2081 •		16,300	14,586

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	32,511
3.040% due 07/16/2029		11,300	10,571
5.424% due 07/09/2031		34,930	35,922
5.558% due 07/09/2034		20,100	20,635
5.710% due 01/13/2030		18,400	19,134
5.808% due 09/14/2033 (l)		6,800	7,145

Sun Communities Operating LP
2.700% due 07/15/2031		6,800	5,921
5.700% due 01/15/2033		8,000	8,168

Svenska Handelsbanken AB
4.750% due 03/01/2031 ~(h)(i)(l)		6,000	5,404

Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,068
4.270% due 05/15/2047		11,300	9,190
4.900% due 09/15/2044		18,400	16,523
6.850% due 12/16/2039		5,129	5,825

Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	282	369

Toronto-Dominion Bank
8.125% due 10/31/2082 •(i)		$20,000	20,738

Transatlantic Holdings, Inc.
8.000% due 11/30/2039		7,933	9,755

Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,228

Truist Financial Corp.
6.123% due 10/28/2033 •		12,000	12,626

Trust Fibra Uno
6.390% due 01/15/2050		23,500	18,945
6.950% due 01/30/2044		25,270	22,024
7.375% due 02/13/2034		2,900	2,917

Trustage Financial Group, Inc.
4.625% due 04/15/2032		54,700	51,372

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS AG
7.500% due 02/15/2028	$34,800	$37,483

UBS Group AG
2.746% due 02/11/2033 •	10,900	9,334
3.091% due 05/14/2032 •	57,529	51,230
3.179% due 02/11/2043 •	1,100	803
3.869% due 01/12/2029 •	10,550	10,307
4.125% due 09/24/2025	400	399
4.125% due 04/15/2026	34,600	34,470
4.194% due 04/01/2031 •	2,250	2,170
4.282% due 01/09/2028	17,400	17,186
4.550% due 04/17/2026	13,000	13,008
4.875% due 02/12/2027 •(h)(i)	7,400	7,197
4.988% due 08/05/2033 •	5,000	4,912
5.379% due 09/06/2045 •	15,000	14,337
5.617% due 09/13/2030 •	5,000	5,134
5.699% due 02/08/2035 •	11,400	11,694
5.959% due 01/12/2034 •	40,000	41,630
6.301% due 09/22/2034 •	12,900	13,717
6.537% due 08/12/2033 •	38,750	41,534
6.850% due 09/10/2029 •(h)(i)	8,500	8,472
7.000% due 02/10/2030 ~(h)(i)	17,000	16,785
7.125% due 08/10/2034 ~(h)(i)	7,700	7,593
9.250% due 11/13/2028 ~(h)(i)	11,000	11,974
9.250% due 11/13/2028 •(h)(i)	8,900	9,688
9.250% due 11/13/2033 •(h)(i)	7,000	8,006

UDR, Inc.
3.500% due 07/01/2027	3,323	3,248

Unum Group
4.046% due 08/15/2041	15,000	12,098
6.000% due 06/15/2054	3,800	3,814

VICI Properties LP
4.125% due 08/15/2030	4,633	4,366
4.750% due 04/01/2028 (b)	1,200	1,203
5.125% due 11/15/2031	3,200	3,158
5.125% due 05/15/2032	11,100	10,874
5.625% due 04/01/2035 (b)	11,500	11,444
5.625% due 05/15/2052	24,400	22,273
5.750% due 04/01/2034	2,400	2,415
6.125% due 04/01/2054	4,000	3,902

Visa, Inc.
2.000% due 08/15/2050	262	144
4.300% due 12/14/2045	400	349

Voya Financial, Inc.
4.700% due 01/23/2048 •	6,800	6,441
5.000% due 09/20/2034	5,200	5,009

W R Berkley Corp.
4.000% due 05/12/2050	4,900	3,788

Wells Fargo & Co.
2.393% due 06/02/2028 •	13,500	12,887
2.572% due 02/11/2031 •	16,817	15,163
2.879% due 10/30/2030 •	30,900	28,491
3.000% due 04/22/2026	2,000	1,970
3.584% due 05/22/2028 •	25,300	24,775
4.611% due 04/25/2053 •	64,700	54,943
5.211% due 12/03/2035 •	47,750	47,438
5.428% due 04/22/2028 ~	13,700	13,806
5.557% due 07/25/2034 •	63,737	64,879

Wells Fargo Bank NA
5.850% due 02/01/2037	5,901	6,124
5.950% due 08/26/2036	800	834
6.600% due 01/15/2038	22,877	25,160

Welltower OP LLC
6.500% due 03/15/2041	29,850	32,338

Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	15,958
6.950% due 10/01/2027	4,500	4,756
7.375% due 03/15/2032	39,647	44,548

Willis North America, Inc.
3.875% due 09/15/2049	13,550	9,960
5.350% due 05/15/2033	3,944	3,978

		7,697,609

INDUSTRIALS 32.8%

7-Eleven, Inc.
2.800% due 02/10/2051	15,352	9,009

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AbbVie, Inc.
4.250% due 11/21/2049		$8,499	$7,047
4.300% due 05/14/2036		20,236	18,922
4.400% due 11/06/2042		40,050	35,383
4.450% due 05/14/2046		33,150	28,827
4.500% due 05/14/2035		20,877	20,045
4.700% due 05/14/2045		12,000	10,845
4.850% due 06/15/2044		36,900	34,267
5.200% due 03/15/2035		10,900	11,078
5.400% due 03/15/2054		6,800	6,684
5.500% due 03/15/2064		7,800	7,680
5.600% due 03/15/2055		14,300	14,483

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		7,900	7,092

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		4,185	3,583

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		17,500	15,987

Advocate Health & Hospitals Corp.
2.211% due 06/15/2030		11,150	9,959

AEP Transmission Co. LLC
2.750% due 08/15/2051		5,402	3,287
3.150% due 09/15/2049		6,000	4,029
3.650% due 04/01/2050		2,700	1,974
4.250% due 09/15/2048		1,474	1,206
5.400% due 03/15/2053		11,300	10,826

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	4,600	4,478

Aetna, Inc.
4.750% due 03/15/2044		$50	43

Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,837	8,822
5.250% due 10/01/2030		5,012	5,040

Aker BP ASA
5.800% due 10/01/2054		9,900	9,036

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029 (l)		12,816	12,784

Alcon Finance Corp.
3.000% due 09/23/2029		500	465

Amazon.com, Inc.
2.700% due 06/03/2060		2,900	1,688
3.100% due 05/12/2051		19,800	13,462
3.250% due 05/12/2061		40,500	26,765
4.100% due 04/13/2062		10,000	7,930
4.250% due 08/22/2057		19,550	16,112

American Airlines Pass-Through Trust
2.875% due 01/11/2036		18,358	16,154
3.000% due 04/15/2030		436	412
3.150% due 08/15/2033		6,300	5,786
3.200% due 12/15/2029		5,461	5,208
3.350% due 04/15/2031		3,241	3,079
3.375% due 11/01/2028		5,457	5,293
3.500% due 08/15/2033		2,842	2,557
3.575% due 07/15/2029		5,897	5,709
3.600% due 03/22/2029		5,815	5,639
3.600% due 04/15/2031		2,499	2,340
3.650% due 02/15/2029		1,968	1,900
3.700% due 04/01/2028		5,284	5,184
4.000% due 01/15/2027		2,448	2,432

American Medical Systems Europe BV
3.000% due 03/08/2031	EUR	5,600	5,953
3.250% due 03/08/2034		5,600	5,865

Amgen, Inc.
2.800% due 08/15/2041		$3,700	2,656
3.375% due 02/21/2050		7,300	5,113
4.663% due 06/15/2051		144,713	123,733
4.950% due 10/01/2041		4,650	4,281
5.250% due 03/02/2033 (l)		30,706	31,161
5.650% due 03/02/2053		40,439	39,699
5.750% due 03/02/2063		35,790	34,906

Analog Devices, Inc.
5.300% due 04/01/2054		3,771	3,643

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		9,100	8,591

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		88,170	85,077
4.900% due 02/01/2046		105,682	97,536

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		$320	$293

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,250	2,122
5.450% due 01/23/2039		7,150	7,265
5.800% due 01/23/2059		30,901	31,982

Apple, Inc.
2.800% due 02/08/2061		7,100	4,296
2.850% due 08/05/2061		8,400	5,115
2.950% due 09/11/2049		21,100	14,282
3.750% due 09/12/2047		21,600	17,183
3.850% due 08/04/2046		54,395	44,339
4.375% due 05/13/2045		1,000	888
4.850% due 05/10/2053 (l)		8,000	7,680

Aptiv Swiss Holdings Ltd.
3.250% due 03/01/2032		2,248	1,960
5.400% due 03/15/2049		10,000	8,632

Arrow Electronics, Inc.
2.950% due 02/15/2032		600	515

Ashtead Capital, Inc.
5.800% due 04/15/2034		14,400	14,494

Astrazeneca Finance LLC
5.000% due 02/26/2034		22,061	22,283

AstraZeneca PLC
4.375% due 11/16/2045		1,400	1,220

Bacardi Ltd.
5.150% due 05/15/2038		22,540	20,719
5.300% due 05/15/2048		21,150	18,622

BAE Systems PLC
3.000% due 09/15/2050		11,700	7,701

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		15,000	10,832

Barrick North America Finance LLC
5.700% due 05/30/2041		4,768	4,751

BAT Capital Corp.
4.540% due 08/15/2047		147	118

Bayer U.S. Finance LLC
4.200% due 07/15/2034		14,484	12,791
4.375% due 12/15/2028		9,800	9,549
4.400% due 07/15/2044		4,000	3,054
4.625% due 06/25/2038		2,400	2,074
4.875% due 06/25/2048		24,000	19,215
6.250% due 01/21/2029		400	415
6.375% due 11/21/2030		6,400	6,705
6.500% due 11/21/2033		21,900	23,019
6.875% due 11/21/2053 (l)		12,600	13,037

Becton Dickinson & Co.
3.794% due 05/20/2050		17,200	12,910
5.110% due 02/08/2034		6,646	6,644

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	6,200	6,718

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		$14,000	8,949

Bio-Rad Laboratories, Inc.
3.700% due 03/15/2032		5,527	4,990

Biogen, Inc.
3.250% due 02/15/2051		7,181	4,605

BMW U.S. Capital LLC
4.650% due 03/19/2027		2,300	2,305
4.750% due 03/21/2028		4,900	4,912
5.050% due 03/21/2030		5,300	5,330
5.141% due 03/19/2027 ~		3,300	3,296
5.281% due 03/21/2028 ~		6,000	5,995

Boeing Co.
3.250% due 02/01/2035		1,755	1,446
3.600% due 05/01/2034		8,470	7,295
3.625% due 02/01/2031		1,700	1,577
3.650% due 03/01/2047		1,945	1,351
3.750% due 02/01/2050		3,200	2,245
3.825% due 03/01/2059		4,515	2,991
3.950% due 08/01/2059		9,500	6,479
5.040% due 05/01/2027		8,000	8,039
5.705% due 05/01/2040		63,800	62,058
5.805% due 05/01/2050		115,490	110,056
5.930% due 05/01/2060		106,500	100,290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.259% due 05/01/2027	$3,600	$3,705
6.528% due 05/01/2034	14,500	15,545

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	12,000	8,253

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	5,900	5,890
5.950% due 04/15/2035	5,200	5,200

Boston Scientific Corp.
6.500% due 11/15/2035	43,837	48,656
7.375% due 01/15/2040	42,000	50,962

BP Capital Markets America, Inc.
4.893% due 09/11/2033	61,879	60,993

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	8,400	6,202
4.250% due 10/26/2049	9,728	7,964
4.350% due 11/15/2047	2,884	2,418
5.550% due 02/22/2054	12,500	12,327
5.650% due 02/22/2064	28,925	28,362

British Airways Pass-Through Trust
3.300% due 06/15/2034	17,574	16,406
3.350% due 12/15/2030	1,190	1,135
4.250% due 05/15/2034	2,629	2,537

Broadcom, Inc.
2.600% due 02/15/2033	42,501	35,831
3.137% due 11/15/2035	57,112	47,358
3.187% due 11/15/2036	2,674	2,196
3.419% due 04/15/2033	23,395	20,838
3.469% due 04/15/2034	67,546	59,483
3.500% due 02/15/2041	22,400	17,551
4.150% due 11/15/2030	918	889
4.150% due 04/15/2032	44,100	41,846
4.300% due 11/15/2032	21,250	20,291
5.150% due 11/15/2031	1,600	1,623
5.200% due 04/15/2032	10,000	10,150

Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	23,773
4.450% due 01/15/2053	4,909	4,160
5.200% due 04/15/2054	47,583	45,338
5.500% due 03/15/2055	16,700	16,655

Cameron LNG LLC
3.402% due 01/15/2038	26,700	22,491
3.701% due 01/15/2039	1,430	1,195

Canadian Pacific Railway Co.
3.000% due 12/02/2041	12,500	9,034
4.300% due 05/15/2043	5,000	4,289
4.700% due 05/01/2048	17,700	15,547
4.950% due 08/15/2045	24,795	22,966
6.125% due 09/15/2115	51,558	52,329

CDW LLC
3.569% due 12/01/2031	11,800	10,674
5.550% due 08/22/2034	16,600	16,427

Centene Corp.
2.450% due 07/15/2028	25,913	23,664
2.500% due 03/01/2031	4,478	3,780
2.625% due 08/01/2031	1,487	1,251
3.000% due 10/15/2030	365	320
3.375% due 02/15/2030	1,790	1,620
4.625% due 12/15/2029	3,300	3,164

CF Industries, Inc.
5.150% due 03/15/2034	20,066	19,510

Charter Communications Operating LLC
3.500% due 06/01/2041	15,877	11,008
3.500% due 03/01/2042	13,700	9,380
3.700% due 04/01/2051	7,500	4,733
3.850% due 04/01/2061	94,400	57,377
3.900% due 06/01/2052	22,775	14,737
4.400% due 12/01/2061	65,700	43,661
4.800% due 03/01/2050	37,000	27,913
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	31,374
5.250% due 04/01/2053 (l)	24,971	20,192
6.484% due 10/23/2045	19	18

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	16,821
3.700% due 11/15/2029	5,000	4,777

Cheniere Energy Partners LP
5.750% due 08/15/2034	19,155	19,435
5.950% due 06/30/2033	15,570	15,998

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	79

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Energy, Inc.
5.650% due 04/15/2034	$9,400	$9,513

Chevron Corp.
3.078% due 05/11/2050	860	585

Cisco Systems, Inc.
5.350% due 02/26/2064	300	292

Coca-Cola Co.
2.500% due 03/15/2051	19,600	11,727
2.750% due 06/01/2060	7,500	4,496
4.650% due 08/14/2034	1,100	1,094
5.200% due 01/14/2055	500	482
5.400% due 05/13/2064	975	954

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,693

Comcast Corp.
2.650% due 08/15/2062	18,400	9,678
2.800% due 01/15/2051	500	302
2.887% due 11/01/2051	2,199	1,342
2.937% due 11/01/2056	127,727	75,109
3.200% due 07/15/2036	1,027	849
3.250% due 11/01/2039	200	155
3.450% due 02/01/2050	20,000	13,858
3.969% due 11/01/2047	34,422	26,602
3.999% due 11/01/2049	98,621	75,733
4.000% due 03/01/2048	12,260	9,502
5.500% due 05/15/2064	169	159

CommonSpirit Health
3.347% due 10/01/2029	10,000	9,429
4.187% due 10/01/2049	2,100	1,636

ConocoPhillips Co.
5.500% due 01/15/2055	1,119	1,082
5.650% due 01/15/2065	8,000	7,728

Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,475
4.500% due 05/09/2047	8,100	6,645
4.750% due 05/09/2032	2,761	2,696

Constellation Pharmaceutical
0.000% due 07/01/2033 «(k)	10,100	10,116

Corning, Inc.
5.450% due 11/15/2079	5,155	4,702

Cox Communications, Inc.
4.500% due 06/30/2043	21,841	17,576
4.700% due 12/15/2042	4,070	3,321
4.800% due 02/01/2035	13,000	12,041
5.800% due 12/15/2053	19,854	18,078

CSL Finanace PLC Co.
4.750% due 04/27/2052	12,170	10,593
4.950% due 04/27/2062	9,200	8,060

CVS Health Corp.
3.625% due 04/01/2027	2,900	2,846
3.750% due 04/01/2030	4,900	4,626
4.125% due 04/01/2040	4,543	3,697
5.050% due 03/25/2048	36,900	31,514
5.125% due 07/20/2045	6,975	6,086
5.250% due 02/21/2033	3,000	2,963
5.300% due 12/05/2043	7,100	6,397
5.625% due 02/21/2053	22,700	20,769
5.875% due 06/01/2053	8,900	8,408
6.000% due 06/01/2063	6,500	6,139

CVS Pass-Through Trust
4.163% due 08/11/2036	7,061	6,459
5.773% due 01/10/2033	823	824
5.880% due 01/10/2028	1,290	1,306
5.926% due 01/10/2034	19,888	20,069
6.036% due 12/10/2028	668	673
6.943% due 01/10/2030	16,168	16,620
7.507% due 01/10/2032	47,903	51,066
8.353% due 07/10/2031	8,876	9,687

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,449
2.500% due 12/14/2031	8,904	7,580

DCP Midstream Operating LP
3.250% due 02/15/2032	5,612	4,908

Dell International LLC
3.450% due 12/15/2051	13,152	8,896
4.900% due 10/01/2026	13,398	13,453

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.300% due 10/01/2029	$14,602	$14,873
6.020% due 06/15/2026	23,645	23,954
8.100% due 07/15/2036	129	154

Delta Air Lines, Inc.
3.750% due 10/28/2029 (l)	45,863	42,983
4.375% due 04/19/2028	4,000	3,924
4.750% due 10/20/2028	2,150	2,142
7.375% due 01/15/2026	35,442	36,084

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	295	346

Devon Energy Corp.
5.750% due 09/15/2054	7,775	7,124
7.950% due 04/15/2032	5,535	6,337

Diamondback Energy, Inc.
4.250% due 03/15/2052	7,100	5,394
5.550% due 04/01/2035	11,300	11,352
5.750% due 04/18/2054	14,100	13,305
5.900% due 04/18/2064	4,000	3,766

DT Midstream, Inc.
4.300% due 04/15/2032	17,400	16,203
5.800% due 12/15/2034	5,984	6,017

Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054	7,200	6,957
6.200% due 01/15/2055	5,000	5,234

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,515
4.800% due 11/01/2043	800	717

Ecopetrol SA
7.375% due 09/18/2043 (l)	25,700	22,043

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	8,704
8.375% due 06/15/2032	25,670	29,789

Elevance Health, Inc.
3.600% due 03/15/2051	1,350	958
3.700% due 09/15/2049	5,640	4,092
4.375% due 12/01/2047	30,200	24,792
4.550% due 03/01/2048	7,500	6,285
4.550% due 05/15/2052	12,100	9,957
4.625% due 05/15/2042	7,700	6,797
5.100% due 01/15/2044	13,244	12,251
5.125% due 02/15/2053	2,000	1,796
5.200% due 02/15/2035	7,700	7,729
5.650% due 06/15/2054	2,500	2,413
5.700% due 02/15/2055	7,400	7,218
5.850% due 11/01/2064	10,000	9,801
6.100% due 10/15/2052	1,900	1,944

Eli Lilly & Co.
4.600% due 08/14/2034	1,679	1,651
5.050% due 08/14/2054	49,500	46,807
5.200% due 08/14/2064	4,370	4,147

Embotelladora Andina SA
3.950% due 01/21/2050	3,600	2,738

Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,898
7.375% due 10/15/2045	19,892	22,816

Enbridge, Inc.
2.500% due 08/01/2033	19,815	16,221
3.400% due 08/01/2051	29,500	19,872
4.500% due 06/10/2044	10,948	9,181
5.625% due 04/05/2034	6,930	7,043
5.700% due 03/08/2033 (l)	35,800	36,757
5.950% due 04/05/2054	4,500	4,482
6.700% due 11/15/2053	20,000	21,626

Energy Transfer LP
4.900% due 03/15/2035	14,773	14,054
4.950% due 01/15/2043	27,800	24,092
5.000% due 05/15/2044	44,517	38,445
5.000% due 05/15/2050	5,300	4,467
5.150% due 02/01/2043	26,785	23,909
5.150% due 03/15/2045	42,386	37,123
5.300% due 04/01/2044	12,314	11,054
5.300% due 04/15/2047	22,750	20,135
5.350% due 05/15/2045	20,088	18,054
5.400% due 10/01/2047	5,038	4,515
5.550% due 05/15/2034	7,558	7,557
5.700% due 04/01/2035	7,100	7,157
5.950% due 05/15/2054	12,300	11,754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/15/2048		$600	$582
6.050% due 09/01/2054		7,000	6,803
6.125% due 12/15/2045		23,548	23,175
6.200% due 04/01/2055		9,200	9,128
6.500% due 02/01/2042		4,134	4,278
6.550% due 12/01/2033		11,400	12,196
6.625% due 10/15/2036		7,500	8,069
7.500% due 07/01/2038		900	1,027

Eni SpA
5.500% due 05/15/2034		3,200	3,227
5.950% due 05/15/2054		17,900	17,525

Entergy Louisiana LLC
2.900% due 03/15/2051		8,400	5,194
3.100% due 06/15/2041		14,600	10,662
4.200% due 09/01/2048		1,410	1,129
4.750% due 09/15/2052		15,800	13,744
5.000% due 07/15/2044		4,300	3,992
5.150% due 09/15/2034		5,175	5,162
5.700% due 03/15/2054		4,500	4,441

Enterprise Products Operating LLC
4.200% due 01/31/2050		10,568	8,398
4.450% due 02/15/2043		77,745	67,340
4.800% due 02/01/2049		3,575	3,137
4.850% due 08/15/2042		11,300	10,327
4.850% due 03/15/2044		32,362	29,386
4.950% due 02/15/2035		750	740
5.100% due 02/15/2045		31,665	29,459
5.250% due 08/16/2077 •		5,601	5,529
5.550% due 02/16/2055		11,500	11,178
5.750% due 03/01/2035		13,761	14,178
7.571% due 08/16/2077 ~		8,000	7,976

Equinor ASA
3.250% due 11/18/2049		5,000	3,500

Essent Group Ltd.
6.250% due 07/01/2029		2,600	2,680

Essential Utilities, Inc.
5.300% due 05/01/2052		6,633	6,062

Expand Energy Corp.
4.750% due 02/01/2032		1,795	1,699
5.700% due 01/15/2035		6,300	6,329

FactSet Research Systems, Inc.
3.450% due 03/01/2032		5,000	4,505

FedEx Corp.
5.100% due 01/15/2044		10,877	9,618

Ferguson Enterprises, Inc.
5.000% due 10/03/2034		2,800	2,727

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029		700	690
6.150% due 10/01/2038		2,409	2,562

Fiserv, Inc.
4.400% due 07/01/2049		11,248	9,278

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,640
4.317% due 12/30/2039		55,500	43,897

Flex Ltd.
4.875% due 05/12/2030		15,685	15,561

Ford Foundation
2.415% due 06/01/2050		3,800	2,282
2.815% due 06/01/2070		7,100	4,038

Fox Corp.
4.709% due 01/25/2029		666	664
5.576% due 01/25/2049 (l)		12,400	11,623

Freeport-McMoRan, Inc.
5.400% due 11/14/2034		1,770	1,772

Fresenius Medical Care U.S. Finance, Inc.
3.000% due 12/01/2031		24,600	21,166

GE Capital Funding LLC
4.550% due 05/15/2032		9,751	9,518

Georgetown University
5.115% due 04/01/2053		3,300	3,119

Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,269
6.900% due 11/15/2037		100	109

Glencore Finance Europe Ltd.
3.125% due 03/26/2026	GBP	500	636

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Glencore Funding LLC
5.893% due 04/04/2054		$2,000	$1,950
6.141% due 04/01/2055 (b)		8,400	8,460

Global Payments, Inc.
4.150% due 08/15/2049		4,400	3,316
5.950% due 08/15/2052 (l)		10,290	9,967

GNL Quintero SA
4.634% due 07/31/2029		2,648	2,619

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,663
6.103% due 08/23/2042		6,000	6,025
6.129% due 02/23/2038		2,600	2,673
6.510% due 02/23/2042		10,700	11,185

GTP Acquisition Partners LLC
3.482% due 06/15/2050		7,500	7,474

Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,408
4.000% due 03/24/2052		3,053	2,364

Harbour Energy PLC
6.327% due 04/01/2035 (b)		15,500	15,443

HCA, Inc.
3.500% due 07/15/2051		24,950	16,467
3.625% due 03/15/2032		17,875	16,164
4.625% due 03/15/2052		39,825	31,730
5.250% due 06/15/2049		10,000	8,807
5.450% due 09/15/2034		4,900	4,860
5.500% due 06/01/2033		850	854
5.500% due 06/15/2047		26,202	24,150
5.750% due 03/01/2035		14,400	14,538
5.900% due 06/01/2053		5,300	5,069
5.950% due 09/15/2054		10,000	9,613
6.000% due 04/01/2054		10,000	9,683
6.100% due 04/01/2064		5,200	5,030
6.200% due 03/01/2055		11,000	10,929

Heineken NV
4.350% due 03/29/2047		7,848	6,635

Hexcel Corp.
5.875% due 02/26/2035		800	816

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		8,800	6,764

Holcim Finance U.S. LLC
4.750% due 09/22/2046		2,400	2,062

Holcim Sterling Finance Netherlands BV
2.250% due 04/04/2034	GBP	5,200	5,163

Home Depot, Inc.
3.625% due 04/15/2052		$990	727

Humana, Inc.
5.875% due 03/01/2033		8,351	8,541
8.150% due 06/15/2038		1,000	1,199

Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,083
5.050% due 03/30/2028		1,100	1,105
5.375% due 12/15/2031		1,900	1,893
5.750% due 04/23/2030		5,850	6,016
5.750% due 03/30/2032		1,200	1,207

Hyundai Capital America
2.000% due 06/15/2028		12,713	11,641

Imperial Brands Finance PLC
4.250% due 07/21/2025		2,021	2,016
6.125% due 07/27/2027		9,798	10,101

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		10,800	8,020

Intel Corp.
5.700% due 02/10/2053		4,200	3,863
5.900% due 02/10/2063		2,479	2,326

Jabil, Inc.
5.450% due 02/01/2029		1,600	1,631

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,921	1,670
4.000% due 05/15/2034		9,966	9,361

Juniper Networks, Inc.
5.950% due 03/15/2041		42,478	42,547

Kaiser Foundation Hospitals
4.150% due 05/01/2047		14,300	11,912

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Keurig Dr Pepper, Inc.
4.500% due 04/15/2052 (l)		$52,043	$43,437

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,289
5.000% due 03/01/2043		33,335	29,565
5.400% due 09/01/2044		300	277
5.500% due 03/01/2044		5,536	5,210
5.625% due 09/01/2041		1,700	1,608
5.800% due 03/15/2035		10,942	11,193
6.375% due 03/01/2041		10,715	11,038
6.500% due 02/01/2037		12,219	13,033
6.500% due 09/01/2039		36,840	38,974
6.550% due 09/15/2040		30,300	31,982
6.950% due 01/15/2038		800	882
7.400% due 03/15/2031		5,000	5,565
7.500% due 11/15/2040		25,567	29,656

Kinder Morgan, Inc.
5.300% due 12/01/2034		1,190	1,175
5.550% due 06/01/2045		4,190	3,930
7.800% due 08/01/2031		2,000	2,281

Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,276
4.375% due 06/01/2046		$3,000	2,454
4.875% due 10/01/2049		5,800	5,023
5.000% due 06/04/2042		7,013	6,397
5.500% due 06/01/2050		3,400	3,212
6.500% due 02/09/2040		44,238	47,536
7.125% due 08/01/2039		1,043	1,189

Kroger Co.
5.500% due 09/15/2054		3,721	3,512
5.650% due 09/15/2064		2,746	2,595

L3Harris Technologies, Inc.
5.500% due 08/15/2054		16,948	16,370

Laboratory Corp. of America Holdings
4.800% due 10/01/2034		11,845	11,410

Las Vegas Sands Corp.
3.500% due 08/18/2026		35,500	34,836
3.900% due 08/08/2029 (l)		70,142	66,031
6.200% due 08/15/2034		17,615	17,676

Leidos, Inc.
2.300% due 02/15/2031		7,900	6,796
4.375% due 05/15/2030		2,000	1,945

Leland Stanford Junior University
2.413% due 06/01/2050		12,600	7,529

Lockheed Martin Corp.
4.300% due 06/15/2062		23,300	18,454
5.200% due 02/15/2055		30,410	28,834
5.200% due 02/15/2064		16,312	15,142
5.700% due 11/15/2054		34,998	35,580

Lowe’s Cos., Inc.
5.800% due 09/15/2062		956	929
5.850% due 04/01/2063		16,400	16,040

LYB International Finance LLC
3.625% due 04/01/2051		360	242

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		8,555	8,783

Marriott International, Inc.
2.750% due 10/15/2033		6,087	5,058
2.850% due 04/15/2031		9,700	8,630
3.500% due 10/15/2032		20,101	17,932
4.625% due 06/15/2030		7,099	7,047
5.350% due 03/15/2035		1,375	1,363
5.500% due 04/15/2037		1,950	1,930

Mars, Inc.
5.000% due 03/01/2032		3,100	3,114
5.200% due 03/01/2035		13,500	13,573
5.650% due 05/01/2045		9,500	9,526
5.700% due 05/01/2055		18,500	18,498

Marvell Technology, Inc.
2.950% due 04/15/2031		10,094	9,012
4.875% due 06/22/2028		10,200	10,248

Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	1,699

McDonald’s Corp.
3.625% due 09/01/2049		10,972	8,013
5.150% due 09/09/2052		100	93

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 08/14/2053		$400	$387

MDC Holdings, Inc.
3.966% due 08/06/2061 (l)		10,300	7,894

Merck & Co., Inc.
2.750% due 12/10/2051		8,782	5,441
2.900% due 12/10/2061		10,500	6,132

Meta Platforms, Inc.
4.450% due 08/15/2052		1,000	852
4.650% due 08/15/2062		26,200	22,474
4.750% due 08/15/2034		16,324	16,214
5.400% due 08/15/2054 (l)		16,400	16,080
5.550% due 08/15/2064		20,000	19,694
5.750% due 05/15/2063		12,000	12,198

Micron Technology, Inc.
5.327% due 02/06/2029		6,565	6,664
6.750% due 11/01/2029		575	617

Microsoft Corp.
2.500% due 09/15/2050		29,800	18,530
2.675% due 06/01/2060		29,510	17,650
2.921% due 03/17/2052		17,621	11,828

Mileage Plus Holdings LLC
6.500% due 06/20/2027		2,880	2,894

Moody’s Corp.
3.100% due 11/29/2061		6,000	3,683
4.875% due 12/17/2048		9,000	8,046
5.250% due 07/15/2044		4,144	3,952

Motorola Solutions, Inc.
5.500% due 09/01/2044 (l)		5,686	5,526

MPLX LP
4.700% due 04/15/2048		600	491
4.900% due 04/15/2058		19,120	15,668
4.950% due 03/14/2052		45,804	38,518
5.200% due 03/01/2047		5,000	4,402
5.200% due 12/01/2047		2,100	1,849
5.500% due 02/15/2049		200	182
5.950% due 04/01/2055		19,200	18,515

MSCI, Inc.
3.250% due 08/15/2033		5,000	4,319
3.875% due 02/15/2031		600	558

National Football League
5.580% due 10/05/2033 «(k)		10,000	10,022
5.680% due 10/05/2035 «(k)		5,000	5,012
5.890% due 10/05/2043 «(k)		5,000	4,926

National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	754
2.000% due 04/17/2040		3,300	2,557

Nationwide Children’s Hospital, Inc.
4.556% due 11/01/2052		$2,500	2,192

NBCUniversal Media LLC
4.450% due 01/15/2043		19,107	16,497

NetApp, Inc.
5.500% due 03/17/2032		1,400	1,411
5.700% due 03/17/2035		5,900	5,893

Netflix, Inc.
4.875% due 04/15/2028		5,195	5,271
4.900% due 08/15/2034		5,283	5,289
5.400% due 08/15/2054		5,000	4,909

Newmont Corp.
5.450% due 06/09/2044		16,100	15,721
5.750% due 11/15/2041		22,905	23,036
6.250% due 10/01/2039		1,710	1,838

Norfolk Southern Corp.
3.155% due 05/15/2055		3,800	2,437
3.942% due 11/01/2047		3,535	2,766
4.100% due 05/15/2121		9,700	6,903
4.450% due 03/01/2033		5,000	4,834

Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,340
4.100% due 09/15/2042		14,000	11,341
4.300% due 01/15/2049		18,375	14,772
5.625% due 02/01/2054		1,500	1,472

Northern Star Resources Ltd.
6.125% due 04/11/2033		7,600	7,876

Northrop Grumman Corp.
3.850% due 04/15/2045		9,500	7,528
5.200% due 06/01/2054		10,600	9,935

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	81

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northwell Healthcare, Inc.
3.809% due 11/01/2049	$14,900	$11,181

NPC Ukrenergo
6.875% due 11/09/2028	800	628

NXP BV
3.150% due 05/01/2027	1,800	1,749
5.000% due 01/15/2033	3,910	3,851
5.350% due 03/01/2026	10,000	10,049

Occidental Petroleum Corp.
5.375% due 01/01/2032	1,500	1,479
5.550% due 10/01/2034	3,600	3,520
6.050% due 10/01/2054	14,000	13,117
6.200% due 03/15/2040	1,190	1,178
6.450% due 09/15/2036	846	871
6.600% due 03/15/2046	2,800	2,825
6.625% due 09/01/2030	1,985	2,087
7.500% due 05/01/2031	5,000	5,508
8.875% due 07/15/2030	3,000	3,438

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	5,600	4,485

OCI NV
6.700% due 03/16/2033	4,800	5,120

ONEOK Partners LP
6.125% due 02/01/2041	21,327	21,562
6.200% due 09/15/2043	47,644	48,206
6.650% due 10/01/2036	4,765	5,146
6.850% due 10/15/2037	8,494	9,272

Oracle Corp.
3.600% due 04/01/2040	22,300	17,549
3.600% due 04/01/2050	28,506	19,820
3.650% due 03/25/2041	13,880	10,777
3.800% due 11/15/2037	8,405	7,086
3.850% due 07/15/2036	1,500	1,301
3.850% due 04/01/2060	65,142	44,809
3.900% due 05/15/2035	5,000	4,453
3.950% due 03/25/2051	17,100	12,569
4.000% due 07/15/2046	2,750	2,105
4.000% due 11/15/2047	62,830	47,675
4.100% due 03/25/2061	50,490	36,118
4.125% due 05/15/2045	500	395
4.500% due 07/08/2044	1,400	1,180
4.700% due 09/27/2034	300	287
4.900% due 02/06/2033	2,295	2,258
5.375% due 09/27/2054	13,255	12,096
5.500% due 08/03/2035	20,000	20,168
5.500% due 09/27/2064	11,069	10,043
5.550% due 02/06/2053 (l)	35,400	33,114
6.000% due 08/03/2055	24,100	24,086
6.500% due 04/15/2038	500	540
6.900% due 11/09/2052	8,500	9,378

Orlando Health Obligated Group
3.327% due 10/01/2050	8,500	6,096

Ovintiv, Inc.
6.625% due 08/15/2037	3,310	3,462

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	14,498

Paramount Global
2.900% due 01/15/2027	1,100	1,065
6.875% due 04/30/2036	130	133

PeaceHealth Obligated Group
4.787% due 11/15/2048	2,200	1,885

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	13,300	12,718

Petroleos Mexicanos
5.350% due 02/12/2028	7,200	6,677
6.750% due 09/21/2047	39,095	26,771
6.950% due 01/28/2060	8,284	5,659

Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	16,238	15,495
5.340% due 05/19/2063	15,900	14,816

Pfizer, Inc.
5.600% due 09/15/2040	16,865	17,294

Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,506
4.125% due 03/04/2043	2,575	2,124
4.250% due 11/10/2044	24,400	20,460
4.375% due 11/15/2041	11,100	9,584
4.875% due 11/15/2043	2,500	2,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pioneer Natural Resources Co.
1.900% due 08/15/2030	$14,227	$12,370
7.200% due 01/15/2028	24,475	26,342

QatarEnergy
3.125% due 07/12/2041	200	150
3.300% due 07/12/2051	22,880	15,818

QatarEnergy LNG S3
5.838% due 09/30/2027	2,348	2,398
6.332% due 09/30/2027	1,345	1,369

Republic Services, Inc.
2.375% due 03/15/2033	200	167

Reynolds American, Inc.
6.150% due 09/15/2043	6,700	6,696

Rockies Express Pipeline LLC
7.500% due 07/15/2038	7,162	7,236

Rogers Communications, Inc.
3.800% due 03/15/2032	7,440	6,757
4.550% due 03/15/2052	2,987	2,384

Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,342
3.350% due 09/02/2051	500	317
3.550% due 09/02/2050	1,000	671

RTX Corp.
4.150% due 05/15/2045	1,200	984
4.450% due 11/16/2038	6,200	5,661
4.500% due 06/01/2042	2,200	1,936
5.375% due 02/27/2053	15,674	14,973
6.100% due 03/15/2034 (l)	37,200	39,911
6.400% due 03/15/2054	38,412	42,075

S&P Global, Inc.
2.900% due 03/01/2032	460	410
3.250% due 12/01/2049	1,700	1,190
3.700% due 03/01/2052 (l)	13,101	9,895
3.900% due 03/01/2062	2,800	2,124
4.250% due 05/01/2029	1,500	1,489

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,923	23,661
4.500% due 05/15/2030	25,932	25,464
5.000% due 03/15/2027	35,565	35,740
5.875% due 06/30/2026	2,871	2,896

Santos Finance Ltd.
3.649% due 04/29/2031	35,700	32,380
6.875% due 09/19/2033	25,000	26,802

Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,578
3.500% due 11/24/2070	19,600	12,181
5.250% due 07/17/2034	3,800	3,827
5.750% due 07/17/2054	5,200	4,916
5.875% due 07/17/2064	6,400	5,994

Seagate HDD Cayman
4.125% due 01/15/2031	1,263	1,148
9.625% due 12/01/2032	1,790	2,015

Skyworks Solutions, Inc.
3.000% due 06/01/2031	21,130	18,260

South Bow USA Infrastructure Holdings LLC
6.176% due 10/01/2054	3,900	3,727

South Jersey Industries, Inc.
5.020% due 04/15/2031	28,000	23,784

Southern Co.
3.750% due 09/15/2051 •	13,400	13,046
4.250% due 07/01/2036	9,300	8,448
4.850% due 03/15/2035	8,600	8,328

Southern Natural Gas Co. LLC
8.000% due 03/01/2032 (l)	8,346	9,536

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,362
4.600% due 06/15/2028	800	768

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	4,977	4,646

Sprint Spectrum Co. LLC
5.152% due 09/20/2029	13,260	13,295

Stryker Corp.
2.900% due 06/15/2050	7,400	4,872
4.625% due 09/11/2034	7,376	7,185
4.625% due 03/15/2046	6,475	5,772
4.850% due 12/08/2028	3,010	3,050
5.200% due 02/10/2035	14,600	14,747

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suncor Energy, Inc.
7.000% due 11/15/2028		$17,772	$19,147

Sutter Health
3.161% due 08/15/2040		1,950	1,494
3.361% due 08/15/2050		2,600	1,824
5.164% due 08/15/2033		3,500	3,529
5.547% due 08/15/2053		2,600	2,627

Synopsys, Inc.
5.700% due 04/01/2055		6,400	6,359

Sysco Corp.
6.600% due 04/01/2050		1,353	1,470

T-Mobile USA, Inc.
2.050% due 02/15/2028		11,600	10,837
2.550% due 02/15/2031		12,715	11,213
2.700% due 03/15/2032		8,014	6,935
3.300% due 02/15/2051		47,800	31,934
3.400% due 10/15/2052		32,101	21,712
3.500% due 04/15/2031		1,100	1,018
3.600% due 11/15/2060		47,797	32,026
3.750% due 04/15/2027		9,120	8,989
4.375% due 04/15/2040		18,700	16,469
4.500% due 04/15/2050 (l)		52,300	43,526
5.200% due 01/15/2033		600	605
5.250% due 06/15/2055		12,005	11,033
5.500% due 01/15/2055		3,600	3,427
5.650% due 01/15/2053 (l)		29,000	28,311
5.750% due 01/15/2054		10,000	9,902
5.800% due 09/15/2062		9,300	9,136
5.875% due 11/15/2055		16,600	16,723

Tapestry, Inc.
5.100% due 03/11/2030		760	760
5.500% due 03/11/2035		11,800	11,668

Targa Resources Corp.
5.500% due 02/15/2035		2,200	2,188
6.250% due 07/01/2052		14,300	14,457
6.500% due 02/15/2053		3,000	3,123

TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,499
2.650% due 08/09/2031		2,450	2,094

Telefonica Emisiones SA
4.895% due 03/06/2048		13,730	11,551
5.213% due 03/08/2047		14,700	13,005
5.520% due 03/01/2049		1,685	1,542
7.045% due 06/20/2036 (l)		11,697	12,975

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,108
7.625% due 04/01/2037		320	373

Texas Eastern Transmission LP
4.150% due 01/15/2048		400	313

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	23,100	18,485
5.125% due 09/28/2037	GBP	2,200	2,114
6.500% due 02/09/2032		400	388

Thomas Jefferson University
3.847% due 11/01/2057		$4,754	3,414

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		18,420	21,035

Time Warner Cable LLC
4.500% due 09/15/2042		18,500	14,105
5.500% due 09/01/2041		16,243	14,100
5.875% due 11/15/2040		5,200	4,772
6.550% due 05/01/2037		7,306	7,252
6.750% due 06/15/2039		52,495	52,502
7.300% due 07/01/2038		2,080	2,185

Topaz Solar Farms LLC
4.875% due 09/30/2039		4,308	3,850

TotalEnergies Capital International SA
3.386% due 06/29/2060		5,700	3,746

TotalEnergies Capital SA
5.275% due 09/10/2054		1,102	1,039
5.425% due 09/10/2064		11,000	10,367

TR Finance LLC
5.650% due 11/23/2043		10,791	10,753

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050		23,200	17,775
5.400% due 08/15/2041		21,385	20,549

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		$2,500	$2,131

Trustees of Tufts College
5.017% due 04/15/2112		3,000	2,642

TTX Co.
4.600% due 02/01/2049		3,700	3,230

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,363	3,341

UMass Memorial Health Care Obligated Group
5.363% due 07/01/2052		1,900	1,779

Union Pacific Corp.
3.550% due 05/20/2061		22,710	15,467
3.750% due 02/05/2070		7,987	5,464
3.799% due 04/06/2071		12,500	8,645
3.950% due 08/15/2059		10	7

United Airlines Pass-Through Trust
2.700% due 11/01/2033		2,973	2,643
3.100% due 01/07/2030		20,726	19,710
3.100% due 04/07/2030		2,730	2,533
3.450% due 06/01/2029		1,826	1,770
3.450% due 01/07/2030		642	611
3.500% due 09/01/2031		3,265	3,108
3.750% due 03/03/2028		4,419	4,355
4.000% due 10/11/2027		8,528	8,430
4.150% due 02/25/2033		7,168	6,873
4.300% due 02/15/2027		8,727	8,693
4.550% due 08/25/2031		11,273	10,630
5.450% due 08/15/2038		38,859	39,299
5.875% due 04/15/2029		19,947	20,332

UnitedHealth Group, Inc.
3.050% due 05/15/2041		22,160	16,329
3.250% due 05/15/2051		20,000	13,381
3.700% due 08/15/2049		5,800	4,267
3.875% due 08/15/2059		700	502
4.200% due 01/15/2047		285	232
4.950% due 05/15/2062		5,000	4,345
5.000% due 04/15/2034		125	124
5.050% due 04/15/2053		500	453
5.150% due 07/15/2034		19,100	19,236
5.200% due 04/15/2063		67,307	60,892
5.375% due 04/15/2054		15,000	14,261
5.500% due 07/15/2044		20,000	19,713
5.500% due 04/15/2064		639	606
5.625% due 07/15/2054		19,650	19,302
5.750% due 07/15/2064		17,400	17,127
5.875% due 02/15/2053		835	848

UPMC
5.377% due 05/15/2043		3,000	2,898

Vale Overseas Ltd.
3.750% due 07/08/2030		2,285	2,124
6.400% due 06/28/2054		3,800	3,754

Valero Energy Corp.
3.650% due 12/01/2051		10,500	7,089

Var Energi ASA
8.000% due 11/15/2032		9,800	11,042

VeriSign, Inc.
2.700% due 06/15/2031		15,400	13,554

Verisk Analytics, Inc.
3.625% due 05/15/2050		11,900	8,547

VMware LLC
4.500% due 05/15/2025		2,400	2,398

VMware, Inc.
1.800% due 08/15/2028		5,600	5,107
4.700% due 05/15/2030		25,900	25,682

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,500	3,506
5.050% due 03/27/2028		6,700	6,699

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	2,450	2,548

Walt Disney Co.
2.750% due 09/01/2049		$10,716	6,742
3.500% due 05/13/2040		500	406
3.800% due 05/13/2060		13,554	9,937
4.750% due 09/15/2044		1,600	1,453

Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,440	8,354

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.141% due 03/15/2052		$9,950	$7,259
5.391% due 03/15/2062		42,174	30,550

Waste Connections, Inc.
2.950% due 01/15/2052		800	510

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		4,400	2,857

Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,859
5.150% due 01/15/2049		16,000	14,627

Western Midstream Operating LP
5.250% due 02/01/2050		351	299
5.300% due 03/01/2048		8,415	7,230

Whirlpool Corp.
5.150% due 03/01/2043		5,800	4,920

Williams Cos., Inc.
5.300% due 08/15/2052		10,250	9,404
5.600% due 03/15/2035		8,900	9,076
5.800% due 11/15/2054		3,641	3,587
6.000% due 03/15/2055		5,783	5,831
8.750% due 03/15/2032		1,710	2,058

Woodside Finance Ltd.
4.500% due 03/04/2029		3,809	3,758
5.100% due 09/12/2034		14,400	13,979
5.700% due 09/12/2054		25,000	23,339

Workday, Inc.
3.800% due 04/01/2032		25,524	23,634

Yale University
2.402% due 04/15/2050		6,900	4,154

Yara International ASA
3.148% due 06/04/2030		4,800	4,374

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,420
4.250% due 08/15/2035		$1,681	1,525
5.200% due 09/15/2034		24,169	24,097
5.500% due 02/19/2035		15,000	15,272

Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,139
4.450% due 08/20/2048		7,500	6,400

			8,642,261

UTILITIES 16.7%

AEP Texas, Inc.
3.450% due 05/15/2051		10,000	6,763
4.150% due 05/01/2049		14,400	11,044
6.650% due 02/15/2033		1,000	1,071

AES Corp.
3.950% due 07/15/2030 (l)		7,000	6,568
5.450% due 06/01/2028		2,019	2,055

Alabama Power Co.
3.125% due 07/15/2051		1,300	859
3.450% due 10/01/2049		3,600	2,553
3.700% due 12/01/2047		100	75
3.850% due 12/01/2042		2,950	2,374
3.940% due 09/01/2032		5,500	5,183
4.300% due 07/15/2048		8,700	7,205
5.200% due 06/01/2041		200	192

Alliant Energy Finance LLC
3.600% due 03/01/2032		13,500	12,200

Ameren Illinois Co.
2.900% due 06/15/2051		32,500	20,834
3.250% due 03/15/2050		2,600	1,789
3.700% due 12/01/2047		2,200	1,663
4.150% due 03/15/2046		5,451	4,513
5.625% due 03/01/2055		5,000	4,983

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		7,938	7,534
5.625% due 03/01/2033		1,870	1,919
5.950% due 11/01/2032		435	457

American Transmission Systems, Inc.
5.000% due 09/01/2044		13,395	12,320

American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,786
4.300% due 12/01/2042		8,700	7,513

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	2,900	3,542

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Appalachian Power Co.
4.400% due 05/15/2044		$6,350	$5,236
4.500% due 08/01/2032		3,800	3,642
5.800% due 10/01/2035		2,176	2,252
6.375% due 04/01/2036		5,146	5,427
6.700% due 08/15/2037		3,600	3,971
7.000% due 04/01/2038		2,978	3,307

Arizona Public Service Co.
3.500% due 12/01/2049		7,100	4,882
4.500% due 04/01/2042		6,104	5,236

AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,802
3.500% due 06/01/2041		$1,200	926
3.500% due 09/15/2053		65,422	44,645
3.550% due 09/15/2055		124,782	84,632
3.650% due 06/01/2051		11,750	8,328
3.650% due 09/15/2059		273,568	184,652
3.800% due 12/01/2057		215,880	151,672
3.850% due 06/01/2060		28,820	20,096
4.500% due 05/15/2035		100	94

Atmos Energy Corp.
2.850% due 02/15/2052		10,536	6,515
3.375% due 09/15/2049		5,000	3,486
4.125% due 03/15/2049		5,300	4,220
4.300% due 10/01/2048		6,200	5,142

Avista Corp.
4.000% due 04/01/2052		12,800	9,549

Baltimore Gas & Electric Co.
2.900% due 06/15/2050		1,681	1,052
3.200% due 09/15/2049		2,400	1,603

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,709
4.450% due 01/15/2049		24,790	20,616
4.500% due 02/01/2045		580	502
4.600% due 05/01/2053		18,900	15,794
6.125% due 04/01/2036		5,200	5,540

BG Energy Capital PLC
5.125% due 10/15/2041		30,145	28,669

Black Hills Corp.
4.200% due 09/15/2046		4,284	3,454
6.000% due 01/15/2035		5,625	5,826

Boston Gas Co.
4.487% due 02/15/2042		7,784	6,614
5.843% due 01/10/2035		3,000	3,078
6.119% due 07/20/2053		17,500	17,818

Brooklyn Union Gas Co.
4.487% due 03/04/2049		7,500	6,007

CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	2,809
3.350% due 04/01/2051		13,900	9,711
3.600% due 03/01/2052		16,270	11,758
4.950% due 04/01/2033		7,000	6,955

Cleco Power LLC
6.000% due 12/01/2040		18,175	18,908

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	7,248

CMS Energy Corp.
4.700% due 03/31/2043		3,837	3,339

Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054		10,000	9,367
6.497% due 08/15/2043		4,675	4,875
6.544% due 11/15/2053		20,000	21,010
6.714% due 08/15/2063		9,800	10,435

Commonwealth Edison Co.
3.000% due 03/01/2050		5,200	3,373
3.125% due 03/15/2051		19,200	12,634
3.850% due 03/15/2052		8,400	6,316

Connecticut Light & Power Co.
2.050% due 07/01/2031		4,845	4,143
4.000% due 04/01/2048		1,300	1,030
4.300% due 04/15/2044		13,009	11,028

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		6,480	3,842
3.600% due 06/15/2061		22,385	15,221
4.125% due 05/15/2049		18,110	14,308
4.200% due 03/15/2042		5,000	4,240
4.300% due 12/01/2056		1,270	1,005

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	83

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/15/2058	$33,831	$27,511
5.700% due 06/15/2040	4,900	4,990

Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	20,984
5.750% due 03/15/2054	10,200	9,825
5.800% due 03/01/2033	10,871	11,264
6.250% due 10/01/2039	12,875	13,526
6.500% due 10/01/2053	7,080	7,431

Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,546
4.100% due 11/15/2045	2,150	1,761
4.350% due 04/15/2049	14,000	11,870

Dayton Power & Light Co.
3.950% due 06/15/2049	11,000	8,265

Dominion Energy, Inc.
2.250% due 08/15/2031	12,500	10,643
4.600% due 03/15/2049	4,046	3,357
4.850% due 08/15/2052	17,000	14,530
5.375% due 11/15/2032	934	943

DTE Electric Co.
3.250% due 04/01/2051	8,400	5,805
3.650% due 03/01/2052	5,600	4,139
3.950% due 06/15/2042	500	408
4.300% due 07/01/2044	9,150	7,855
5.400% due 04/01/2053	14,000	13,724

Duke Energy Carolinas LLC
2.850% due 03/15/2032	3,600	3,170
3.200% due 08/15/2049	16,000	10,813
3.450% due 04/15/2051	5,600	3,935
3.550% due 03/15/2052	8,000	5,663
3.700% due 12/01/2047	15,355	11,526
3.750% due 06/01/2045	4,358	3,376
3.875% due 03/15/2046	2,034	1,593
3.950% due 03/15/2048	9,915	7,692
4.000% due 09/30/2042	3,500	2,875
4.250% due 12/15/2041	16,400	14,030
4.850% due 01/15/2034	1,110	1,096
4.950% due 01/15/2033	2,500	2,501
5.350% due 01/15/2053	11,400	10,898

Duke Energy Corp.
3.300% due 06/15/2041	3,025	2,242
3.500% due 06/15/2051	4,450	3,032
3.950% due 08/15/2047	4,670	3,512
4.200% due 06/15/2049	5,000	3,856
6.100% due 09/15/2053	8,396	8,548

Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,137
5.650% due 04/01/2040	6,000	6,165

Duke Energy Indiana LLC
5.400% due 04/01/2053	14,500	13,786

Duke Energy Ohio, Inc.
5.650% due 04/01/2053	2,000	1,967

Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	14,644
3.600% due 09/15/2047	44,900	33,142
4.000% due 04/01/2052	3,687	2,840
4.100% due 03/15/2043	6,026	4,965
5.250% due 03/15/2033	9,850	10,036
5.350% due 03/15/2053	9,300	8,860
5.550% due 03/15/2055	5,000	4,895

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	3,700	3,267

E.ON International Finance BV
6.650% due 04/30/2038	1,520	1,653

Edison International
6.250% due 03/15/2030	7,200	7,296
8.125% due 06/15/2053 •	7,200	7,039

Electricite de France SA
4.950% due 10/13/2045	19,324	16,972
5.000% due 09/21/2048	12,622	10,963
6.000% due 04/22/2064	41,474	39,247
6.000% due 01/22/2114 (l)	17,924	17,381
6.250% due 05/23/2033	10,000	10,586
6.375% due 01/13/2055	10,800	10,860
6.900% due 05/23/2053	8,492	9,142
9.125% due 03/15/2033 •(h)	5,400	6,087

Enel Finance America LLC
2.875% due 07/12/2041	18,100	12,385

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International NV
4.750% due 05/25/2047		$29,580	$25,343
5.500% due 06/26/2034		2,300	2,311
7.750% due 10/14/2052		13,700	16,430

Entergy Arkansas LLC
2.650% due 06/15/2051		9,375	5,506
3.350% due 06/15/2052		7,400	5,002
4.200% due 04/01/2049		5,800	4,663
5.750% due 06/01/2054		10,000	9,969

Entergy Corp.
3.750% due 06/15/2050 (l)		13,000	9,282

Entergy Mississippi LLC
3.500% due 06/01/2051		1,500	1,053
5.000% due 09/01/2033		6,800	6,740

Entergy Texas, Inc.
4.500% due 03/30/2039		4,000	3,624
5.000% due 09/15/2052		11,900	10,617
5.800% due 09/01/2053		2,200	2,206

Evergy Kansas Central, Inc.
3.450% due 04/15/2050		8,300	5,814
5.250% due 03/15/2035		5,000	5,022
5.700% due 03/15/2053		6,500	6,474

Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	12,184
4.200% due 06/15/2047		1,200	972

Evergy, Inc.
6.650% due 06/01/2055 •		1,000	986

Eversource Energy
3.350% due 03/15/2026		2,838	2,804
5.125% due 05/15/2033		3,976	3,933

Exelon Corp.
5.600% due 03/15/2053		11,450	11,036
5.625% due 06/15/2035		2,529	2,570

Fells Point Funding Trust
3.046% due 01/31/2027		20,000	19,385

FirstEnergy Corp.
3.400% due 03/01/2050		7,500	5,098

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,447
4.550% due 04/01/2049		2,969	2,543
5.450% due 07/15/2044		10,100	9,853

Florida Power & Light Co.
2.875% due 12/04/2051		3,894	2,472
3.700% due 12/01/2047		16,800	12,797
4.050% due 10/01/2044		4,200	3,472
5.300% due 04/01/2053		6,816	6,569
5.700% due 03/15/2055		10,000	10,218
5.800% due 03/15/2065		6,100	6,248

FORESEA Holding SA
7.500% due 06/15/2030		1,851	1,790

Gazprom PJSC Via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	151
2.950% due 01/27/2029		$21,000	14,332

Georgia Power Co.
3.250% due 03/15/2051		25,300	17,182
4.750% due 09/01/2040		1,425	1,318
5.125% due 05/15/2052 (l)		34,800	32,299
5.400% due 06/01/2040		9,085	9,010

Idaho Power Co.
4.850% due 08/15/2040		8,000	7,333
5.500% due 03/15/2053		14,978	14,443

Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	13,013
4.250% due 08/15/2048		5,000	4,008
4.550% due 03/15/2046		500	427
5.625% due 04/01/2053		13,219	12,979

Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	31,037
5.700% due 04/01/2054		3,600	3,584

Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	5,420

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		14,524	13,833

Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,188
6.150% due 06/01/2037		8,562	9,084

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Utilities Co.
3.300% due 06/01/2050		$4,910	$3,341
4.375% due 10/01/2045		7,100	5,942
5.125% due 11/01/2040		14,500	14,023

KeySpan Gas East Corp.
3.586% due 01/18/2052		14,200	9,630

Liberty Utilities Co.
5.869% due 01/31/2034		10,000	10,195

Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,516
5.450% due 04/15/2033		15,000	15,343

Massachusetts Electric Co.
5.867% due 02/26/2054		9,100	9,157

MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	611
3.150% due 04/15/2050		1,200	806
3.650% due 08/01/2048		6,000	4,491
3.950% due 08/01/2047		8,262	6,487
4.250% due 07/15/2049		5,300	4,323
4.400% due 10/15/2044		500	432
5.300% due 02/01/2055		17,000	16,160
5.350% due 01/15/2034		5,000	5,136
5.850% due 09/15/2054		19,415	19,966

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		12,200	12,118

Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,090
4.250% due 03/15/2042		7,400	6,269

Monongahela Power Co.
5.400% due 12/15/2043		9,061	8,816

National Grid Electricity Distribution East Midlands PLC
3.949% due 09/20/2032	EUR	9,700	10,700

National Grid PLC
5.809% due 06/12/2033		$3,700	3,815

Nevada Power Co.
6.000% due 03/15/2054		5,000	5,107

New York State Electric & Gas Corp.
3.300% due 09/15/2049		10,200	6,860

NGPL PipeCo LLC
3.250% due 07/15/2031		11,864	10,407
7.768% due 12/15/2037		1,100	1,244

Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,152
5.664% due 01/17/2054		1,665	1,618
5.783% due 09/16/2052		10,550	10,471

NiSource, Inc.
3.950% due 03/30/2048 (l)		6,830	5,266
4.375% due 05/15/2047		14,845	12,225
5.650% due 02/01/2045		8,640	8,435
5.800% due 02/01/2042		6,723	6,650

Northern States Power Co.
2.600% due 06/01/2051		187	112
3.200% due 04/01/2052		1,400	943
4.500% due 06/01/2052		6,800	5,752
5.400% due 03/15/2054		6,881	6,688
5.650% due 06/15/2054		2,000	2,019

NSTAR Electric Co.
4.400% due 03/01/2044		1,500	1,282
4.550% due 06/01/2052		5,900	4,969
4.950% due 09/15/2052		9,200	8,319

Oglethorpe Power Corp.
3.750% due 08/01/2050		10,600	7,512
4.500% due 04/01/2047		35,100	28,779
5.050% due 10/01/2048		28,500	25,236
5.250% due 09/01/2050		25,000	22,612

Ohio Edison Co.
5.500% due 01/15/2033		4,000	4,056
6.875% due 07/15/2036		3,500	3,945
8.250% due 10/15/2038		1,000	1,278

Ohio Power Co.
2.900% due 10/01/2051		5,600	3,476
5.000% due 06/01/2033		7,600	7,501

Oklahoma Gas & Electric Co.
5.850% due 06/01/2040		4,000	4,138

Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051		7,204	4,272

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 09/15/2049	$6,000	$3,955
4.100% due 11/15/2048	421	331
4.600% due 06/01/2052	3,000	2,531
4.950% due 09/15/2052	5,444	4,855
5.250% due 09/30/2040	15,100	14,841
5.300% due 06/01/2042	600	581
7.250% due 01/15/2033	1,900	2,184
7.500% due 09/01/2038	2,590	3,067

ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,697
4.250% due 09/24/2027	2,000	1,983
4.450% due 09/01/2049	6,000	4,694
4.750% due 10/15/2031	5,000	4,903
4.950% due 07/13/2047	4,900	4,175
5.050% due 11/01/2034	15,000	14,488
5.200% due 07/15/2048	67,423	59,305
5.450% due 06/01/2047	20,500	18,592
5.700% due 11/01/2054	29,590	27,715
5.850% due 11/01/2064	30,800	28,979
6.050% due 09/01/2033	10,000	10,417
6.625% due 09/01/2053	35,000	36,649
7.150% due 01/15/2051	7,000	7,610

Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	19,692
3.150% due 01/01/2026	19,651	19,400
3.250% due 06/01/2031	9,400	8,368
3.300% due 03/15/2027	4,910	4,772
3.300% due 12/01/2027	8,000	7,678
3.300% due 08/01/2040	11,300	8,318
3.500% due 08/01/2050	68,788	45,775
3.750% due 08/15/2042	18,181	13,555
3.950% due 12/01/2047	12,183	8,915
4.000% due 12/01/2046	22,370	16,552
4.200% due 06/01/2041	2,000	1,595
4.250% due 03/15/2046	26,543	20,676
4.300% due 03/15/2045	9,100	7,128
4.500% due 07/01/2040	22,679	19,277
4.500% due 12/15/2041	27,149	21,792
4.600% due 06/15/2043	19,804	16,347
4.650% due 08/01/2028	12,000	11,873
4.750% due 02/15/2044	15,157	12,628
4.950% due 07/01/2050	32,577	27,224
5.250% due 03/01/2052	2,000	1,727
5.700% due 03/01/2035	10,000	10,008
6.150% due 03/01/2055	28,100	27,528
6.700% due 04/01/2053	37,196	38,745

PacifiCorp
2.700% due 09/15/2030	1,200	1,075
2.900% due 06/15/2052	23,756	14,292
3.300% due 03/15/2051	17,431	11,442
4.125% due 01/15/2049	6,400	4,950
4.150% due 02/15/2050	5,545	4,289
5.300% due 02/15/2031	3,800	3,879
5.350% due 12/01/2053	27,100	24,906
5.450% due 02/15/2034	11,800	11,901
5.500% due 05/15/2054	15,008	14,101
5.800% due 01/15/2055	15,537	15,174
6.250% due 10/15/2037	10,000	10,559
7.375% due 09/15/2055 ~	6,500	6,600

PECO Energy Co.
2.800% due 06/15/2050	6,500	4,110
4.150% due 10/01/2044	8,900	7,483
4.600% due 05/15/2052	9,400	8,091
4.800% due 10/15/2043	1,185	1,077

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	9,811
4.875% due 07/17/2049	11,200	9,016
6.250% due 01/25/2049	1,200	1,169

PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	4,999
5.256% due 01/15/2040	5,000	5,056
5.536% due 07/15/2049	8,000	8,042

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,128
5.050% due 05/15/2052	5,000	4,466
5.100% due 02/15/2035	7,000	6,937

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~	8,700	8,744

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
5.150% due 06/01/2042	$300	$269
5.700% due 09/15/2034	14,728	14,884
6.650% due 01/15/2037	2,329	2,485
6.700% due 05/15/2036	3,073	3,294

PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,139
5.200% due 07/15/2041	5,500	5,286

Progress Energy, Inc.
7.750% due 03/01/2031	5,000	5,708

Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,045
3.800% due 06/15/2047	5,000	3,797
3.950% due 03/15/2043	1,500	1,180
4.100% due 06/15/2048	4,000	3,115
4.500% due 06/01/2052	4,600	3,858
5.250% due 04/01/2053	13,700	12,678
5.350% due 05/15/2034	15,000	15,086
5.750% due 05/15/2054	9,700	9,625
5.850% due 05/15/2055	21,031	20,933
6.250% due 09/01/2037	700	759

Public Service Co. of New Hampshire
3.600% due 07/01/2049	4,700	3,460

Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,486
6.625% due 11/15/2037	1,135	1,235

Public Service Electric & Gas Co.
4.850% due 08/01/2034	10,002	9,918
5.500% due 03/01/2055	5,000	4,933

Puget Energy, Inc.
4.100% due 06/15/2030	6,010	5,746

Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,072
5.448% due 06/01/2053	4,400	4,221
5.764% due 07/15/2040	8,200	8,299

Rio Oil Finance Trust
9.750% due 01/06/2027	3,147	3,241

San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	9,683
3.320% due 04/15/2050	10,305	7,022
3.700% due 03/15/2052	15,130	10,917
3.750% due 06/01/2047	7,550	5,642
3.950% due 11/15/2041	1,968	1,576
4.100% due 06/15/2049	18,761	14,648
4.150% due 05/15/2048	12,140	9,581
4.300% due 04/01/2042	5,097	4,248
4.500% due 08/15/2040	2,600	2,316
5.350% due 04/01/2053	38,086	35,733
5.400% due 04/15/2035	9,900	9,977
5.550% due 04/15/2054	4,500	4,351
6.000% due 06/01/2039	3,357	3,517

Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	22,700	21,525
5.500% due 04/08/2044	27,700	27,551

SCE Recovery Funding LLC
5.112% due 12/14/2049	3,000	2,779

Sempra
3.250% due 06/15/2027	1,100	1,067
6.000% due 10/15/2039	15,145	15,320

Sierra Pacific Power Co.
5.900% due 03/15/2054	4,800	4,856

Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,793
2.950% due 02/01/2051	13,000	7,895
3.450% due 02/01/2052	14,000	9,225
3.650% due 02/01/2050	12,765	8,862
3.650% due 06/01/2051	31,200	21,401
3.900% due 12/01/2041	42,994	32,880
3.900% due 03/15/2043	6,655	5,056
4.000% due 04/01/2047	106,850	79,883
4.050% due 03/15/2042	3,834	3,019
4.125% due 03/01/2048	26,468	19,946
4.650% due 10/01/2043	40,550	33,979
4.875% due 03/01/2049	17,583	14,707
5.150% due 06/01/2029	9,890	9,957
5.200% due 06/01/2034	9,400	9,181
5.750% due 04/01/2035	8,073	8,233
5.900% due 03/01/2055	413	398
6.000% due 01/15/2034	5,900	6,092

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 03/15/2039		$12,000	$12,161
6.200% due 09/15/2055		17,400	17,362
6.650% due 04/01/2029		6,995	7,230

Southern California Gas Co.
3.750% due 09/15/2042		4,900	3,814
3.950% due 02/15/2050		8,127	6,177
4.300% due 01/15/2049		1,942	1,567
5.050% due 09/01/2034		17,850	17,637
5.125% due 11/15/2040		1,300	1,248
5.200% due 06/01/2033		3,500	3,494
5.600% due 04/01/2054		9,785	9,502

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		15,925	13,023
5.875% due 03/15/2041		7,500	7,613

Southern Power Co.
5.250% due 07/15/2043		1,000	937

Southwest Gas Corp.
4.050% due 03/15/2032		11,261	10,534

Southwestern Electric Power Co.
2.750% due 10/01/2026		900	876
3.250% due 11/01/2051		550	358
3.850% due 02/01/2048		20,000	14,624
5.300% due 04/01/2033		7,000	7,021
6.200% due 03/15/2040		14,340	15,244

Southwestern Public Service Co.
3.150% due 05/01/2050		18,050	11,822
3.700% due 08/15/2047		3,465	2,543
3.750% due 06/15/2049		4,000	2,938
4.500% due 08/15/2041		3,900	3,368
5.150% due 06/01/2052		13,000	11,419
6.000% due 10/01/2036		2,000	2,098
6.000% due 06/01/2054		13,170	13,340

SW Finance PLC
7.000% due 04/16/2040	GBP	19,300	23,583

System Energy Resources, Inc.
5.300% due 12/15/2034		$4,100	4,055
6.000% due 04/15/2028		5,000	5,175

T-Mobile USA, Inc.
6.000% due 06/15/2054		4,350	4,444

Tampa Electric Co.
4.450% due 06/15/2049		18,500	15,403

Targa Resources Partners LP
4.875% due 02/01/2031		12,800	12,536

Toledo Edison Co.
2.650% due 05/01/2028		16,667	15,576
6.150% due 05/15/2037		4,900	5,307

Union Electric Co.
3.900% due 04/01/2052		31,000	23,676
5.125% due 03/15/2055		8,300	7,631
5.450% due 03/15/2053		15,600	15,089

Verizon Communications, Inc.
2.850% due 09/03/2041		577	406
2.987% due 10/30/2056		31,103	18,699
3.000% due 11/20/2060		500	295
3.400% due 03/22/2041 (l)		9,422	7,258
3.700% due 03/22/2061		1,400	965
3.850% due 11/01/2042		14,860	11,898
3.875% due 03/01/2052 (l)		29,380	21,970
4.862% due 08/21/2046		5,720	5,124
5.050% due 05/09/2033		265	266
5.500% due 02/23/2054		602	586

Virginia Electric & Power Co.
3.800% due 09/15/2047		12,700	9,624
4.000% due 11/15/2046		10,600	8,328
4.600% due 12/01/2048		4,744	4,060
5.350% due 01/15/2054		10,000	9,414
5.450% due 04/01/2053		15,000	14,372
5.650% due 03/15/2055		2,487	2,445
6.000% due 05/15/2037		400	420

Vistra Operations Co. LLC
5.700% due 12/30/2034		3,000	2,987
6.000% due 04/15/2034		4,100	4,147
6.950% due 10/15/2033		5,067	5,447

Vodafone Group PLC
4.875% due 06/19/2049		25,855	22,068
5.125% due 06/19/2059		22,200	19,240
5.750% due 06/28/2054		18,873	18,025
5.875% due 06/28/2064		17,754	17,039

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	85

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 11/30/2032	$2,650	$2,877
7.000% due 04/04/2079 •	5,700	5,880

Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	13,161
3.300% due 09/01/2049	3,100	2,169

Xcel Energy, Inc.
4.600% due 06/01/2032	9,171	8,846
5.450% due 08/15/2033	10,000	10,049
6.500% due 07/01/2036	6,900	7,401

		4,420,240

Total Corporate Bonds & Notes (Cost $23,155,247)		20,760,110

MUNICIPAL BONDS & NOTES 2.3%

CALIFORNIA 0.8%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	7,000	7,915

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	4,800	5,134

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	33,427
7.043% due 04/01/2050	15,775	18,410

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	4,866

California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	2,659

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,604
7.550% due 04/01/2039	3,607	4,368

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	9,121

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	10,154

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,156

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	780	695
3.714% due 06/01/2041	13,800	10,543

Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	2,450	2,651

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	14,200	15,548
7.618% due 08/01/2040	5,200	6,104

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	101

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,191

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	890	1,002

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	556

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	4,675

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	27,229

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	$2,500	$2,294

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	1,888

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	27,844	23,992

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	7,803	6,574

		209,857

GEORGIA 0.2%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,242	2,457
6.655% due 04/01/2057	41,292	45,346

		47,803

ILLINOIS 0.1%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	938

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	14,975	16,586

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,430	2,585

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	5,000	5,311

		25,420

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	1,944

MASSACHUSETTS 0.0%

Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	2,670	2,779

MICHIGAN 0.1%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	16,800	12,349

University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	10,912
2.562% due 04/01/2050	7,000	4,373

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	7,400	5,984

		33,618

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2036 (e)	6,375	3,624

NEW JERSEY 0.0%

New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	920	1,055

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	5,385

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NEW YORK 0.3%

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	$460	$472

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,140	1,150

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	452	452
5.389% due 03/15/2040	200	202

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,792

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	7,370	7,532

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	527

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	189

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	71,587

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,699

		87,602

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009
6.449% due 02/15/2044	1,000	1,066

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	890	933
7.734% due 02/15/2033	7,325	8,505
8.084% due 02/15/2050	40,725	51,665

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	58

		62,227

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,509

TEXAS 0.4%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	15,607

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	13,525
0.000% due 02/15/2035 (e)	8,205	5,015

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	23,173	23,497
5.169% due 04/01/2041	25,300	25,601

Texas Transportation Commission State Highway Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	16,260

University of Texas System Revenue Bonds, Series 2020
2.439% due 08/15/2049	8,700	5,376

		104,881

VIRGINIA 0.0%

University of Virginia Revenue Bonds, (BABs), Series 2009
6.200% due 09/01/2039	1,245	1,353

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	$1,900	$1,055
0.000% due 04/01/2037 (e)	2,150	1,122
0.000% due 04/01/2038 (e)	2,800	1,371
0.000% due 04/01/2039 (e)	2,500	1,148

		4,696

Total Municipal Bonds & Notes (Cost $629,830)		604,753

U.S. GOVERNMENT AGENCIES 28.8%

Freddie Mac
4.307% due 10/25/2052 ~	18,207	15,265
4.598% due 08/15/2032 ~	1	1

Ginnie Mae
4.500% due 09/15/2033	3	3
8.500% due 09/15/2030	2	2

Ginnie Mae, TBA
3.500% due 05/01/2055	102,200	93,298
4.000% due 05/01/2055	171,300	160,358
4.500% due 04/01/2055 - 05/01/2055	116,600	111,844
5.000% due 05/01/2055	123,400	121,316
6.000% due 05/01/2055	47,800	48,476

Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	6,098	5,579
4.000% due 10/01/2040 - 08/01/2049	572	541
5.500% due 08/01/2054 - 01/01/2055	39,253	39,223

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	192,090	166,458
3.500% due 06/01/2055	91,500	82,436
4.000% due 04/01/2055 - 06/01/2055	1,438,050	1,338,051
4.500% due 04/01/2055 - 06/01/2055	1,186,000	1,133,570
5.000% due 04/01/2055 - 05/01/2055	1,438,400	1,408,643
5.500% due 04/01/2055 - 05/01/2055	2,084,200	2,079,807
6.000% due 05/01/2055 - 06/01/2055	691,200	701,014
6.500% due 06/01/2055	89,800	92,447

Total U.S. Government Agencies (Cost $7,584,402)		7,598,332

U.S. TREASURY OBLIGATIONS 22.1%

U.S. Treasury Bonds
1.875% due 02/15/2041 (l)(n)	867,000	608,627
2.000% due 02/15/2050 (n)(p)	14,100	8,536
2.375% due 02/15/2042 (l)(n)	629,200	467,218
2.500% due 02/15/2045 (l)(n)	498,818	359,782
2.500% due 02/15/2046 (n)	185,185	131,749
2.500% due 05/15/2046 (n)(p)	189,000	133,991
2.750% due 11/15/2042 (n)(p)	100,000	77,816
2.750% due 08/15/2047 (l)(n)	216,500	158,375
2.750% due 11/15/2047 (n)	100,512	73,350
2.875% due 08/15/2045 (n)	170,392	130,553
2.875% due 05/15/2049 (l)(n)	633,400	467,034
2.875% due 05/15/2052 (n)(p)	47,343	34,388
3.000% due 02/15/2048 (n)(p)	17,600	13,421
3.000% due 08/15/2048 (l)(n)(p)	174,164	132,304
3.125% due 02/15/2043 (l)(n)	321,900	264,316
3.125% due 05/15/2048 (n)(p)	91,885	71,550
3.250% due 05/15/2042 (l)(n)	156,686	132,458
3.375% due 08/15/2042 (l)(n)(p)	122,000	104,634
3.375% due 11/15/2048 (n)(p)	26,000	21,110
3.875% due 02/15/2043 (n)	128,300	117,472
3.875% due 05/15/2043 (l)	301,200	275,027
4.000% due 11/15/2052 (l)(n)	210,654	190,033
4.250% due 02/15/2054 (l)	189,500	178,604

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 08/15/2054 (l)	$176,000	$166,183
4.500% due 11/15/2054 (l)	549,600	541,700
4.625% due 11/15/2044 (l)	96,900	97,051
4.625% due 05/15/2054 (l)	249,800	250,683
4.625% due 02/15/2055 (l)	484,800	488,133
4.750% due 02/15/2045 (l)	18,800	19,147

U.S. Treasury Inflation Protected Securities (g)
1.500% due 02/15/2053 (l)(n)	76,587	63,789

U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	16,288
0.000% due 02/15/2042 (a)(n)	17,670	7,947
0.000% due 05/15/2042 (a)	21,000	9,311
0.000% due 11/15/2042 (a)	26,900	11,619

Total U.S. Treasury Obligations (Cost $6,758,283)		5,824,199

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	17,633

BANK
2.283% due 09/15/2064	7,400	6,806

BIG Commercial Mortgage Trust
5.661% due 02/15/2039 ~	5,111	5,085

BX Trust
5.332% due 02/15/2039 •	9,459	9,437

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ	6,523	6,559

Countrywide Home Loan Mortgage Pass-Through Trust
5.095% due 02/25/2035 ~	7	7

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.834% due 07/15/2038 •	3,000	2,711

DC Commercial Mortgage Trust
6.314% due 09/12/2040	2,000	2,051

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	6,910	6,271
4.248% due 07/05/2033	6,100	5,741
4.916% due 04/15/2037 •	976	958

Merrill Lynch Mortgage Investors Trust
5.539% due 03/25/2028 ~	2	2
5.542% due 01/25/2029 ~	11	11

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039	9,900	9,183

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 •	7,639	7,297
6.864% due 10/25/2063 þ	5,397	5,461

One New York Plaza Trust
5.384% due 01/15/2036 •	8,000	7,673

OPEN Trust
7.408% due 11/15/2040 •	3,827	3,848

PRKCM Trust
7.225% due 11/25/2058 þ	1,014	1,034

Structured Adjustable Rate Mortgage Loan Trust
5.407% due 09/25/2034 ~	87	86

Towd Point Mortgage Trust
5.435% due 05/25/2058 ~	860	882

VASA Trust
5.334% due 07/15/2039 ~	1,000	972

Total Non-Agency Mortgage-Backed Securities (Cost $104,356)		99,708

ASSET-BACKED SECURITIES 0.8%

CMBS OTHER 0.1%

Arbor Realty Commercial Real Estate Notes Ltd.
5.784% due 11/15/2036 •	11,087	11,103

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •	1,403	1,402

MF1 LLC
6.054% due 03/19/2039 •	1,000	1,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
5.511% due 10/16/2036 ~	$9,382	$9,365

PFP Ltd.
6.154% due 09/17/2039 ~	4,683	4,708

		27,580

HOME EQUITY OTHER 0.1%

Finance America Mortgage Loan Trust
5.305% due 11/25/2034 ~	3,431	3,420

Morgan Stanley ABS Capital, Inc. Trust
5.290% due 03/25/2034 ~	2,211	2,232

Soundview Home Loan Trust
4.895% due 06/25/2036 •	4,758	4,580

Structured Asset Securities Corp. Mortgage Loan Trust
6.435% due 08/25/2037 ~	21	22

		10,254

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.594% due 11/26/2036 •	75	74

OTHER ABS 0.6%

AASET Trust
3.844% due 01/16/2038	1,710	1,556

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	5,142	4,911

Allegro CLO Ltd.
5.543% due 01/19/2033 •	1,000	1,000

Ares CLO Ltd.
5.623% due 04/17/2033 •	17,100	17,126

Atlas Senior Loan Fund Ltd.
5.510% due 10/23/2032 ~	6,476	6,476

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~	8,839	8,842

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~	3,526	3,526

CIFC Funding Ltd.
5.505% due 04/20/2030 ~	1,779	1,780

Dryden Senior Loan Fund
5.443% due 10/19/2029 ~	6,381	6,384

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •	6,083	6,081

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	2,207	2,149

KKR CLO Ltd.
5.744% due 01/15/2031 •	3,031	3,032

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	11,194	10,887

LCM Ltd.
5.575% due 04/20/2031 ~	2,865	2,867

Madison Park Funding Ltd.
5.545% due 04/20/2032 •	1,590	1,590

MAPS Ltd.
4.212% due 05/15/2043	1,341	1,334

Marble Point CLO Ltd.
5.493% due 01/20/2032 ~	7,587	7,581

METAL LLC
4.581% due 10/15/2042	10,018	6,812

Octagon Investment Partners Ltd.
5.443% due 10/20/2030 •	5,448	5,449

Pikes Peak CLO
5.512% due 07/15/2034 ~	3,000	2,994
5.513% due 10/11/2034 •	3,000	2,995

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	936	922

Start Ltd.
4.089% due 03/15/2044	3,038	3,009

Symphony CLO Ltd.
5.490% due 01/23/2032 •	3,298	3,297

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	87

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		$1,768	$1,767

Trinitas CLO Ltd.
5.670% due 04/25/2033 •		4,900	4,903

Venture CLO Ltd.
5.685% due 04/20/2032 •		6,722	6,723
5.824% due 01/15/2032 •		2,333	2,334

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	24,686
3.706% due 02/15/2057		7,100	6,274

Voya CLO Ltd.
5.493% due 07/20/2032 •		3,938	3,937
5.644% due 10/17/2032 ~		1,956	1,958

Wind River CLO Ltd.
5.555% due 10/18/2030 ~		918	918
5.605% due 07/18/2031 ~		1,113	1,112

			167,212

Total Asset-Backed Securities (Cost $209,575)			205,120

SOVEREIGN ISSUES 3.7%

Australia Government International Bond
1.000% due 11/21/2031	AUD	64,750	33,268

Brazil Government International Bond
5.000% due 01/27/2045		$46,630	35,430

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		11,500	11,954

Chile Government International Bond
4.000% due 01/31/2052 (l)		3,200	2,431

Colombia Government International Bond
6.125% due 01/18/2041		200	163

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	20,546
3.125% due 04/16/2030		13,700	12,984
3.125% due 09/30/2049		5,200	3,562
3.875% due 04/16/2050		12,600	9,848

Israel Government International Bond
3.800% due 05/13/2060		2,100	1,350
3.875% due 07/03/2050		18,000	12,732
4.125% due 01/17/2048		13,300	10,131
4.500% due 04/03/2120		4,600	3,247
5.375% due 03/12/2029		5,000	5,044
5.375% due 02/19/2030 (l)		17,400	17,540
5.500% due 03/12/2034		5,000	4,980
5.750% due 03/12/2054		20,000	18,388

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	849,857	36,289
3.000% due 12/03/2026 (g)		129,698	6,100
3.771% due 05/24/2061		$59,442	34,729
4.000% due 11/30/2028 (g)	MXN	598,126	28,319
4.000% due 08/24/2034 (g)		235,814	10,741
6.338% due 05/04/2053		$1,564	1,426
6.400% due 05/07/2054		25,000	22,874
6.875% due 05/13/2037		8,200	8,410
7.375% due 05/13/2055		3,100	3,174

Peru Government International Bond
5.350% due 08/12/2040	PEN	6,900	1,559
5.375% due 02/08/2035		$1,800	1,769
5.400% due 08/12/2034	PEN	386,400	95,965
5.875% due 08/08/2054		$1,400	1,359
6.150% due 08/12/2032	PEN	121,496	33,226
6.900% due 08/12/2037		14,700	3,952
6.950% due 08/12/2031		88,832	25,856
7.300% due 08/12/2033		86,955	24,998

Qatar Government International Bond
4.400% due 04/16/2050		$6,800	5,843
5.103% due 04/23/2048		28,900	27,723

Republic of Poland Government International Bond
5.500% due 04/04/2053 (l)		12,600	11,883

Republic of South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,883
5.750% due 09/30/2049		38,900	28,691

Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	8,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 04/13/2042	EUR	9,100	$5,966
3.750% due 02/07/2034		2,900	2,608
5.250% due 03/10/2030		12,700	13,843
5.250% due 05/30/2032		8,700	9,073
5.625% due 02/22/2036		4,900	4,907
5.625% due 05/30/2037		9,700	9,581

Saudi Government International Bond
3.375% due 03/05/2032		5,000	5,342
3.450% due 02/02/2061		$13,100	8,153
3.750% due 03/05/2037	EUR	7,100	7,394
4.500% due 10/26/2046		$47,700	39,233
4.625% due 10/04/2047		14,800	12,335
5.000% due 04/17/2049		15,000	13,122
5.000% due 01/18/2053		25,000	21,479
5.125% due 01/13/2028		20,000	20,252
5.375% due 01/13/2031		20,000	20,506
5.750% due 01/16/2054		34,400	32,855

Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		25	13
0.000% due 02/01/2034 þ(f)		93	37
0.000% due 02/01/2035 þ(f)		79	44
0.000% due 02/01/2036 þ(f)		65	36
1.750% due 02/01/2034 þ		137	73
1.750% due 02/01/2035 þ		182	96
1.750% due 02/01/2036 þ		137	71

United Kingdom Gilt
4.375% due 07/31/2054	GBP	101,327	113,270

Total Sovereign Issues (Cost $1,109,818)			973,897

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(c)(k)		14,866	67

INDUSTRIALS 0.0%

Foresea Holdings SA «		179,471	4,520

Total Common Stocks (Cost $3,878)			4,587

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%		20,200	24,256

Total Convertible Preferred Securities (Cost $24,500)			24,256

PREFERRED SECURITIES 2.7%

BANKING & FINANCE 2.6%

American Express Co.
3.550% due 09/15/2026 •(h)		6,400,000	6,202

Banco Santander SA
8.000% due 02/01/2034 •(h)(i)		15,000,000	15,617

Bank of America Corp.
5.875% due 03/15/2028 •(h)		93,500,000	94,344

Capital One Financial Corp.
3.950% due 09/01/2026 •(h)		5,700,000	5,453

Charles Schwab Corp.
4.000% due 06/01/2026 •(h)		11,000,000	10,742
4.000% due 12/01/2030 •(h)		57,000,000	50,779
5.000% due 12/01/2027 •(h)		8,150,000	7,856

Citigroup, Inc.
3.875% due 02/18/2026 •(h)		40,000,000	39,247
4.000% due 12/10/2025 •(h)		3,000,000	2,963
6.950% due 02/15/2030 ~(h)		28,225,000	28,190
7.000% due 08/15/2034 •(h)		17,100,000	17,723
7.125% due 08/15/2029 •(h)		9,000,000	9,212
7.200% due 05/15/2029 •(h)		9,400,000	9,613
7.625% due 11/15/2028 •(h)		5,100,000	5,327

	SHARES	MARKET VALUE (000S)

CoBank ACB
4.250% due 01/01/2027 •(h)	12,600,000	$12,096
6.450% due 10/01/2027 •(h)	15,000,000	15,044
7.125% due 01/01/2030 •(h)	15,000,000	15,265

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(h)	8,500,000	8,242

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(h)	4,000,000	4,195

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)	21,900,000	21,281
6.125% due 11/10/2034 •(h)	32,000,000	31,313
6.850% due 02/10/2030 ~(h)	15,000,000	15,245
7.500% due 02/10/2029 •(h)	3,500,000	3,689
7.500% due 05/10/2029 •(h)	10,000,000	10,541

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	26,000,000	25,460
4.000% due 07/01/2025 •(h)	12,700,000	12,774
4.625% due 06/01/2026 (h)	829,000	16,539
6.500% due 04/01/2030 ~(h)	41,000,000	42,030
6.875% due 06/01/2029 •(h)	18,050,000	18,977

MetLife Capital Trust
7.875% due 12/15/2067	23,640,000	25,959

Morgan Stanley
6.500% due 10/15/2027 (h)	618,300	15,612

Nationwide Building Society ~(h)	3,993	674

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(h)	2,700,000	2,575
6.250% due 03/15/2030 •(h)	1,100,000	1,111

State Street Corp.
6.700% due 03/15/2029 •(h)	11,900,000	12,208

U.S. Bancorp
5.300% due 04/15/2027 •(h)	13,555,000	13,454

Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	36,874,000	35,861
6.850% due 09/15/2029 •(h)	20,000,000	20,765

		684,178

INDUSTRIALS 0.1%

SVB Financial Trust
0.000% due 11/07/2032 (e)	516,000	10
11.000% due 11/07/2032	16,945	8,303

		8,313

UTILITIES 0.0%

Sempra Energy
4.875% due 10/15/2025 •(h)	7,450,000	7,398

Total Preferred Securities (Cost $729,707)		699,889

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (j)	6,048,685	6,049

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.314% due 04/10/2025 - 06/26/2025 (d)(e)(n)(p)	$7,538	7,490

Total Short-Term Instruments (Cost $13,539)		13,539

Total Investments in Securities (Cost $40,474,935)		36,958,806

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	5,218,659	$50,798

Total Short-Term Instruments (Cost $50,801)		50,798

Total Investments in Affiliates (Cost $50,801)		50,798

Total Investments 140.4% (Cost $40,525,736)		$37,009,604

Financial Derivative Instruments (m)(o) (0.1)% (Cost or Premiums, net $457,307)		(14,666)

Other Assets and Liabilities, net (40.3)%		(10,629,226)

Net Assets 100.0%		$26,365,712

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical 5.550% due 07/01/2033	01/16/2025	$10,100	$10,116	0.04%
Hardwood Funding LLC 5.210% due 06/07/2028	03/11/2025	4,200	4,229	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	2,600	2,610	0.01
Hardwood Funding LLC 5.070% due 06/07/2032	03/11/2025	1,700	1,707	0.01
MNEQ Holdings, Inc.	04/26/2022	289	67	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020 - 08/23/2021	55,098	41,679	0.16
National Football League 5.580% due 10/05/2033	03/14/2024	10,000	10,022	0.04
National Football League 5.680% due 10/05/2035	03/14/2024	5,000	5,012	0.02
National Football League 5.890% due 10/05/2043	03/14/2024	5,000	4,926	0.02
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	24,000	26,494	0.10
Project Alpha Investindustrial 4.594% due 02/27/2026	02/28/2025	5,392	5,620	0.02
Strategic Credit Opportunities Partners 6.740% due 03/20/2030	02/20/2025	8,200	8,342	0.03
Strategic Credit Opportunities Partners 6.520% due 03/20/2028	03/20/2025	6,900	6,972	0.02

		$138,479	$127,796	0.48%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	89

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOO	4.400%	03/31/2025	04/01/2025			$(19,129)	$(19,129)
	4.400	04/01/2025	04/02/2025			(19,152)	(19,152)
	4.410	04/01/2025	04/02/2025			(99,625)	(99,625)
	4.430	03/31/2025	04/01/2025			(198,750)	(198,750)
	4.440	04/01/2025	04/02/2025			(107,870)	(107,870)
BOS	4.550	03/21/2025	05/09/2025			(932)	(933)
BPS	3.800	12/20/2024	TBD	(2)		(5,494)	(5,553)
BRC	(1.000)	12/31/2024	TBD	(2)		(2,377)	(2,371)
	2.000	03/12/2025	TBD	(2)		(2,175)	(2,178)
	3.250	12/20/2024	TBD	(2)		(1,215)	(1,227)
	3.500	12/20/2024	TBD	(2)		(4,100)	(4,140)
	3.750	12/20/2024	TBD	(2)		(5,022)	(5,075)
	4.200	12/20/2024	TBD	(2)		(8,966)	(9,072)
	4.250	12/20/2024	TBD	(2)		(5,335)	(5,400)
	4.300	12/20/2024	TBD	(2)		(9,834)	(9,954)
	4.300	01/07/2025	TBD	(2)		(6,848)	(6,914)
	4.400	12/20/2024	TBD	(2)		(142,524)	(144,301)
	4.410	04/01/2025	04/07/2025			(99,625)	(99,625)
	4.450	04/01/2025	04/02/2025			(100,625)	(100,625)
CIB	4.430	03/05/2025	04/04/2025			(20,284)	(20,351)
	4.430	03/11/2025	04/04/2025			(74,625)	(74,818)
	4.430	03/13/2025	04/04/2025			(87,320)	(87,524)
DEU	4.420	04/01/2025	04/02/2025			(348,289)	(348,289)
	4.430	04/01/2025	04/03/2025			(98,475)	(98,475)
JML	2.000	03/12/2025	TBD	(2)		(3,263)	(3,267)
	2.000	03/25/2025	TBD	(2)	EUR	(457)	(494)
	2.750	12/20/2024	TBD	(2)		$(951)	(959)
	3.500	02/14/2025	TBD	(2)		(4,343)	(4,363)
JPS	4.150	03/21/2025	05/09/2025			(1,903)	(1,906)
	4.250	03/21/2025	05/09/2025			(3,435)	(3,439)
	4.300	03/21/2025	05/09/2025			(37,842)	(37,892)
	4.440	03/18/2025	04/03/2025			(1,041)	(1,043)
	4.440	03/20/2025	04/03/2025			(47,563)	(47,633)
	4.440	03/24/2025	04/07/2025			(119,543)	(119,660)
	4.480	03/27/2025	04/03/2025			(37,021)	(37,044)
MEI	4.300	03/26/2025	TBD	(2)		(9,425)	(9,432)
MSR	4.450	04/01/2025	04/02/2025			(367,052)	(367,052)
	4.480	03/31/2025	04/01/2025			(702,290)	(702,290)
MYI	3.500	03/24/2025	TBD	(2)		(462)	(462)
NOM	4.300	12/20/2024	TBD	(2)		(3,583)	(3,627)
NXN	4.440	03/07/2025	04/17/2025			(783,524)	(785,940)
RDR	4.750	12/20/2024	TBD	(2)		(13,952)	(14,140)

Total Reverse Repurchase Agreements							$(3,611,994)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
TDM	4.430%	03/10/2025	04/03/2025	$(1,751)	$(1,756)
	4.450	03/10/2025	04/02/2025	(350)	(351)
	4.450	03/10/2025	04/03/2025	(3,853)	(3,864)
	4.450	03/14/2025	04/02/2025	(2,434)	(2,440)
	4.450	03/14/2025	04/03/2025	(7,525)	(7,541)
	4.450	03/14/2025	04/09/2025	(10,180)	(10,203)
UBS	4.410	02/07/2025	04/07/2025	(69)	(69)
	4.410	02/07/2025	05/02/2025	(5,639)	(5,676)
	4.410	02/10/2025	05/02/2025	(1,095)	(1,102)
	4.410	02/13/2025	04/07/2025	(1,862)	(1,873)
	4.410	02/18/2025	04/07/2025	(5,242)	(5,269)
	4.410	02/18/2025	05/02/2025	(582)	(585)
	4.410	02/19/2025	04/07/2025	(5,563)	(5,591)
	4.410	02/20/2025	04/07/2025	(646)	(649)
	4.410	02/26/2025	04/07/2025	(3,930)	(3,946)
	4.410	02/28/2025	04/07/2025	(1,889)	(1,897)

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
	4.410%	02/28/2025	05/02/2025	$(7,229)	$(7,257)
	4.410	03/04/2025	04/07/2025	(1,685)	(1,691)
	4.410	03/04/2025	05/02/2025	(51,292)	(51,467)
	4.410	03/10/2025	04/07/2025	(1,231)	(1,234)
	4.410	03/10/2025	05/02/2025	(574)	(576)
	4.410	03/12/2025	05/02/2025	(224)	(224)
	4.410	03/13/2025	05/02/2025	(886)	(889)
	4.420	01/31/2025	04/02/2025	(277,447)	(279,512)
	4.420	02/07/2025	04/02/2025	(1,719)	(1,730)
	4.420	02/11/2025	05/09/2025	(20,532)	(20,657)
	4.420	02/12/2025	05/09/2025	(17,334)	(17,437)
	4.420	02/13/2025	05/09/2025	(778)	(782)
	4.420	02/18/2025	04/02/2025	(801)	(805)
	4.420	02/18/2025	05/09/2025	(5,169)	(5,196)
	4.420	02/18/2025	05/13/2025	(8,729)	(8,774)
	4.420	02/26/2025	04/28/2025	(20,797)	(20,883)
	4.420	02/26/2025	05/09/2025	(819)	(822)
	4.420	02/27/2025	04/02/2025	(1,559)	(1,566)
	4.420	02/28/2025	04/02/2025	(3,121)	(3,134)
	4.420	02/28/2025	05/09/2025	(9,857)	(9,896)
	4.420	03/04/2025	04/02/2025	(10,258)	(10,294)
	4.420	03/04/2025	04/28/2025	(5,862)	(5,882)
	4.420	03/04/2025	05/09/2025	(1,099)	(1,103)
	4.420	03/05/2025	05/09/2025	(7,979)	(8,006)
	4.420	03/05/2025	05/13/2025	(4,968)	(4,985)
	4.420	03/10/2025	04/02/2025	(14,768)	(14,808)
	4.420	03/10/2025	05/13/2025	(2,051)	(2,057)
	4.420	03/12/2025	04/02/2025	(1,118)	(1,121)
	4.420	03/12/2025	04/28/2025	(596)	(598)
	4.420	03/13/2025	04/02/2025	(74)	(74)
	4.430	02/18/2025	05/06/2025	(16,221)	(16,305)
	4.430	02/21/2025	04/25/2025	(189,234)	(190,142)
	4.430	02/26/2025	05/06/2025	(30,867)	(30,996)
	4.430	02/26/2025	05/08/2025	(119,097)	(119,595)
	4.430	02/27/2025	05/08/2025	(246)	(247)
	4.430	02/28/2025	05/08/2025	(3,696)	(3,711)
	4.430	03/04/2025	04/25/2025	(12,457)	(12,499)
	4.430	03/04/2025	05/06/2025	(26,379)	(26,469)
	4.430	03/04/2025	05/08/2025	(6,082)	(6,103)
	4.430	03/05/2025	05/16/2025	(52,491)	(52,665)
	4.430	03/10/2025	04/25/2025	(2,461)	(2,468)
	4.430	03/10/2025	05/06/2025	(7,384)	(7,404)
	4.430	03/10/2025	05/08/2025	(6,974)	(6,992)
	4.430	03/10/2025	05/16/2025	(984)	(987)
	4.430	03/12/2025	05/08/2025	(1,118)	(1,121)
	4.430	03/14/2025	05/16/2025	(17,631)	(17,670)
	4.430	03/14/2025	05/27/2025	(4,574)	(4,584)

Total Sale-Buyback Transactions					$(1,036,230)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$91,500	$(82,141)	$(82,476)

Total Short Sales (0.3)%				$(82,141)	$(82,476)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(444,526)	$0	$(444,526)	$216,272	$(228,254)
BOS	0	(933)	0	(933)	964	31
BPS	0	(5,553)	0	(5,553)	5,592	39
BRC	0	(390,882)	0	(390,882)	201,568	(189,314)
CIB	0	(182,693)	0	(182,693)	181,845	(848)
DEU	0	(446,764)	0	(446,764)	441,626	(5,138)
JML	0	(9,083)	0	(9,083)	8,896	(187)
JPS	0	(248,617)	0	(248,617)	251,431	2,814
MEI	0	(9,432)	0	(9,432)	9,756	324
MSR	0	(1,069,342)	0	(1,069,342)	721,076	(348,266)
MYI	0	(462)	0	(462)	460	(2)
NOM	0	(3,627)	0	(3,627)	3,645	18
NXN	0	(785,940)	0	(785,940)	784,169	(1,771)
RBC	0	0	0	0	295	295
RDR	0	(14,140)	0	(14,140)	14,527	387

Master Securities Forward Transaction Agreement
TDM	0	0	(26,155)	(26,155)	26,239	84
UBS	0	0	(1,010,075)	(1,010,075)	1,013,937	3,862

Total Borrowings and Other Financing Transactions	$0	$(3,611,994)	$(1,036,230)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(44,170)	$(221,209)	$(265,379)
U.S. Treasury Obligations	(920,169)	(1,174,013)	0	0	(2,094,182)
Sovereign Issues	0	0	0	(11,720)	(11,720)

Total	$(920,169)	$(1,174,013)	$(44,170)	$(232,929)	$(2,371,281)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(593,890)	(442,340)	0	(1,036,230)

Total	$0	$(593,890)	$(442,340)	$0	$(1,036,230)

Total Borrowings	$(920,169)	$(1,767,903)	$(486,510)	$(232,929)	$(3,407,511)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(3,407,511)

(l)	Securities with an aggregate market value of $3,884,786 and cash of $1,696 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(3,694,612) at a weighted average interest rate of 4.977%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(2,797) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(1,240,713) is outstanding at period end.

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	397	$397	$(99)	$(30)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	398	398	(99)	(50)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	870	870	(240)	(188)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	397	397	(143)	(215)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	398	398	(111)	(180)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	870	870	(281)	(328)

Total Written Options					$(973)	$(991)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	5,193	$1,253,655	$7,055	$0	$(195)
3-Month SOFR Active Contract December Futures	03/2028	7,248	1,747,674	9,475	0	(91)
3-Month SOFR Active Contract June Futures	09/2027	6,992	1,687,082	8,630	0	(262)
3-Month SOFR Active Contract March Futures	06/2027	10,307	2,487,723	13,474	0	(386)
3-Month SOFR Active Contract September Futures	12/2026	958	231,297	1,390	0	(24)
3-Month SOFR Active Contract September Futures	12/2027	9,554	2,304,544	11,076	0	(239)
Euro-Bund June Futures	06/2025	229	31,901	(212)	121	(2)
Japan Government 10-Year Bond June Futures	06/2025	204	188,237	68	1,374	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	11,199	1,369,078	9,667	4,900	0

				$60,623	$6,395	$(1,199)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	3,260	$(415,214)	$3,152	$106	$(987)
U.S. Treasury 5-Year Note June Futures	06/2025	3,174	(343,288)	(2,572)	99	0
U.S. Treasury 10-Year Note June Futures	06/2025	582	(64,729)	(590)	0	(9)
U.S. Treasury Long-Term Bond June Futures	06/2025	407	(47,733)	(707)	0	(77)

				$(717)	$205	$(1,073)

Total Futures Contracts				$59,906	$6,600	$(2,272)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.825%	$7,500	$305	$(393)	$(88)	$8	$0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.637	12,500	269	(572)	(303)	11	0

						$574	$(965)	$(391)	$19	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.188%		$11,600	$2,127	$(1,707)	$420	$1	$0
AES Corp.	5.000	Quarterly	06/20/2027	0.551		15,000	2,072	(623)	1,449	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		87,600	(468)	1,787	1,319	0	(35)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269		16,300	110	(19)	91	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		31,000	393	(72)	321	0	(9)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	24,800	69	(19)	50	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328		13,400	78	(3)	75	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.448		1,600	(4)	39	35	0	(2)
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.056		9,000	(19)	2,065	2,046	0	(33)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		$5,200	62	(3)	59	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		5,100	68	11	79	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		1,600	227	(23)	204	1	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.459	EUR	5,000	1,153	(68)	1,085	0	(27)
Lennar Corp.	5.000	Quarterly	12/20/2025	0.306		$4,900	890	(717)	173	0	(1)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.240		15,900	469	(319)	150	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.131	EUR	31,750	(1,210)	1,288	78	0	(1)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.202		$10,800	1,877	(1,237)	640	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.352	EUR	7,700	82	90	172	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		$10,000	240	(131)	109	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		45,200	(132)	843	711	0	(12)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		9,700	(24)	180	156	0	(5)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	13,350	87	58	145	0	(11)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.199		$10,900	78	72	150	0	(4)

							$8,225	$1,492	$9,717	$2	$(153)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025		$36,892	$(1,371)	$1,400	$29	$49	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		276	(8)	9	1	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		32,292	(1,171)	1,195	24	26	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		5,100	(222)	151	(71)	3	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		1,600	(61)	29	(32)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		2,000	(58)	4	(54)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		1,600	(58)	(3)	(61)	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		81,680	1,150	392	1,542	4	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		38,800	566	200	766	3	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		31,565	587	33	620	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		10,515,100	232,951	(30,592)	202,359	69	(40)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		4,947,200	90,794	188	90,982	950	0
CDX.iTraxx Main 43 05-Year Index	1.000	Quarterly	06/20/2030	EUR	271,800	6,088	(812)	5,276	0	(442)

						$329,180	$(27,800)	$301,380	$1,106	$(482)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	425,620	$(12,550)	$(62)	$(12,612)	$1,855	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		4,200	(12)	(96)	(108)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	2,040,500	13,114	(14,195)	(1,081)	88	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		275,000	1,177	14,116	15,293	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		776,800	60,943	7,456	68,399	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		584,500	37,865	861	38,726	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		593,560	(10,846)	9,341	(1,505)	0	(558)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		34,300	(67)	(216)	(283)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		583,100	26,133	(8,723)	17,410	0	(598)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		600,350	1,338	1,504	2,842	0	(898)
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031		344,000	0	1,426	1,426	0	(515)
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031		218,500	0	(21)	(21)	0	(343)

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.796%	Annual	12/31/2031	$	16,800	$0	$(128)	$(128)	$0	$(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		510,660	18,869	(14,438)	4,431	0	(1,467)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		8,720	(33)	255	222	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		301,000	(14,925)	15,688	763	0	(930)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		19,000	(69)	(152)	(221)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		9,400	(33)	(47)	(80)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		20,500	(71)	(111)	(182)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		20,600	(70)	(157)	(227)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		19,200	(57)	(164)	(221)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		23,300	(66)	(340)	(406)	0	(76)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		39,400	(116)	(424)	(540)	0	(128)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		20,200	(59)	(141)	(200)	0	(66)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		342,580	(6,486)	(3,562)	(10,048)	0	(2,550)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	11/15/2054		42,100	0	473	473	0	(325)
Receive	1-Day USD-SOFR Compounded-OIS	3.794	Annual	11/15/2054		90,200	0	266	266	0	(701)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		90,000	0	731	731	0	(699)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		446,800	6,823	18,021	24,844	0	(3,351)
Receive	1-Day USD-SOFR Compounded-OIS	3.892	Annual	02/15/2055		38,000	0	(633)	(633)	0	(302)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	970,700	7,812	641	8,453	2,549	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	19,000	(31)	629	598	30	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		23,300	(34)	809	775	38	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		7,670	(20)	(169)	(189)	33	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	09/20/2028		144,200	0	(12,308)	(12,308)	150	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		734,620	(10,668)	4,353	(6,315)	1,623	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		13,200	(31)	(504)	(535)	55	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		12,000	(30)	(223)	(253)	49	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		12,700	(33)	(191)	(224)	52	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		12,100	(33)	(11)	(44)	49	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		11,800	(31)	(113)	(144)	47	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		12,900	(33)	(196)	(229)	0	(229)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		177,100	(6,128)	(967)	(7,095)	749	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		37,560	3,672	17,505	21,177	0	(169)
Receive	6-Month EUR-EURIBOR	0.495	Annual	09/20/2053		50,000	0	23,006	23,006	0	(258)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		217,570	9,723	8,009	17,732	0	(1,714)

							$124,937	$66,798	$191,735	$7,451	$(16,258)

Total Swap Agreements							$462,916	$39,525	$502,441	$8,578	$(16,893)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6,600	$8,578	$15,178	$(991)	$(2,272)	$(17,364)	$(20,627)

(n)

Securities with an aggregate market value of $891,605 and cash of $23,483 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(471) for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$24,734	AUD	39,099	$0	$(303)
	05/2025	AUD	39,099		$24,739	303	0

BOA	04/2025		$1,029	EUR	953	1	0

BPS	04/2025	EUR	137,287		$143,989	0	(4,459)
	05/2025		$2,793	EUR	2,589	11	0
	05/2025		1,398	GBP	1,080	0	(3)

BRC	04/2025	AUD	5,777	EUR	3,472	144	0
	04/2025	EUR	12,140		$13,193	66	0
	04/2025	PEN	77,376		20,748	0	(301)

BSH	04/2025	AUD	48,596		30,789	423	0
	04/2025	PEN	97,265		25,634	0	(825)
	06/2025		81,715		22,362	163	0
	07/2025		69,236		18,775	38	(61)

	09/2025		14,584		3,952	0	(2)

CBK	04/2025	GBP	10,397		13,471	40	0
	04/2025	PEN	88,752		23,846	0	(295)

	04/2025		$1,259	EUR	1,167	3	0

	04/2025		1,369	GBP	1,060	0	0
	04/2025		15,849	PEN	57,443	0	(213)
	06/2025	PEN	14,574		$3,979	19	0

	08/2025		8,547		2,311	0	(8)
	12/2025		72,164		19,740	229	(6)

DUB	04/2025	EUR	3,379	AUD	5,777	0	(44)
	04/2025		$3,919	PEN	14,369	0	(10)
	05/2025	AUD	5,777	EUR	3,374	43	0
	05/2025	PEN	24,388		$6,414	0	(214)
	09/2025		14,412		3,919	12	0

FAR	04/2025	EUR	11,654		12,241	0	(361)
	04/2025		$3,345	AUD	5,309	0	(28)

JPM	04/2025	EUR	10,988		$11,557	0	(324)
	04/2025	GBP	4,020		5,224	31	0
	04/2025		$220,890	EUR	204,793	553	0
	05/2025	EUR	204,793		$221,249	0	(552)
	06/2025	MXN	1,736,964		84,166	153	0
	06/2025		$8,213	MXN	168,869	0	(46)

MBC	04/2025	EUR	39,715		$43,312	368	0
	04/2025	GBP	35,329		45,793	159	(2)
	04/2025	JPY	355,700		2,399	28	0
	04/2025		$2,605	AUD	4,188	12	0
	04/2025		5,269	EUR	4,871	18	(20)
	04/2025		5,920	GBP	4,684	130	0
	04/2025		2,400	JPY	355,700	0	(28)

MYI	04/2025	GBP	140,584		$178,133	0	(3,465)

SCX	04/2025	PEN	130,454		34,839	0	(665)
	06/2025		$6,008	MXN	123,177	0	(51)

SSB	04/2025	PEN	47,865		$12,595	0	(427)
	04/2025		$240,074	GBP	185,645	0	(267)
	04/2025		15,535	PEN	56,595	0	(133)
	05/2025	GBP	185,646		$240,056	265	0
	06/2025	PEN	56,696		15,535	137	0

Total Forward Foreign Currency Contracts						$3,349	$(13,113)

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.070%	06/04/2025	59,400	$2,056	$532

Total Purchased Options							$2,056	$532

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	43,900	$ (60)	$ (36)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	41,500	(79)	(53)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	88,700	(116)	(91)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	84,500	(74)	(80)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	84,500	(96)	(96)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	40,300	(41)	(41)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	39,000	(47)	(47)

						$ (513)	$ (444)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	21,700	$ (44)	$(56)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	21,700	(44)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	12,800	(44)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	12,800	(44)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	12,500	(48)	(29)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	12,500	(48)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	12,200	(44)	(31)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	12,200	(44)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	11,000	(36)	(26)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	11,000	(36)	(51)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	17,600	(31)	(58)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	17,600	(31)	(14)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	24,400	(90)	(175)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	24,400	(90)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	23,800	(99)	(106)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	23,800	(99)	(91)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	36,500	(154)	(47)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	36,500	(154)	(39)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	19,600	(89)	(112)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	19,600	(89)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	19,600	(87)	(105)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	19,600	(87)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	19,700	(78)	(124)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	19,700	(78)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	19,800	(75)	(149)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	19,800	(75)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	20,500	(87)	(94)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	20,500	(87)	(76)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	19,900	(88)	(105)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	19,900	(88)	(15)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	12,300	(46)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	12,300	(46)	(2)

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	15,900	(60)	(45)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	15,900	(60)	(18)

							$(2,400)	$(1,731)

Total Written Options							$(2,913)	$(2,175)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	0.990%	$1,400	$(37)	$38	$1	$0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	0.197	43,300	80	518	598	0

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990	1,100	(30)	31	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	700	(62)	56	0	(6)

BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.730	9,300	(242)	275	33	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.152	8,400	183	(129)	54	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990	1,100	(29)	30	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	300	(11)	10	0	(1)
	Italy Government International Bond	1.000	Quarterly	12/20/2026	0.197	13,100	9	172	181	0
	Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.123	5,000	21	(10)	11	0

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.730	9,400	(245)	278	33	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	12,300	(498)	467	0	(31)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	5,700	(508)	461	0	(47)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.733	8,800	1,230	(417)	813	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	5,200	(55)	52	0	(3)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	200	(8)	7	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540	9,300	(73)	127	54	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.383	73,600	(936)	493	0	(443)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.186	8,300	0	18	18	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	3,400	(192)	184	0	(8)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	4,000	(357)	324	0	(33)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394	1,500	(21)	28	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654	23,100	65	76	141	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716	16,700	(57)	164	107	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908	7,200	(139)	161	22	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	31,300	(330)	310	0	(20)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253	900	2	0	2	0

							$(2,240)	$3,724	$2,077	$(593)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	1,800	$(53)	$54	$1	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		11,870	(442)	447	5	0

MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		1	0	0	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		7,700	(228)	234	6	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		15,108	(575)	582	7	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		4,900	(140)	144	4	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		7,500	(9)	1	0	(8)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,200	(92)	94	2	0

							$(1,539)	$1,556	$25	$(8)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iBoxx USD Liquid Investment Grade Index	2,707,216	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	$294,247	$0	$689	$689	$0

Total Swap Agreements								$(3,779)	$5,969	$2,791	$(601)

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$303	$0	$0	$303	$(303)	$0	$0	$(303)	$0	$0	$0
BOA	1	0	599	600	0	0	0	0	600	(510)	90
BPS	11	0	1	12	(4,462)	(56)	(6)	(4,524)	(4,512)	3,164	(1,348)
BRC	210	0	87	297	(301)	(162)	0	(463)	(166)	335	169
BSH	624	0	0	624	(888)	0	0	(888)	(264)	1,001	737
CBK	291	0	193	484	(522)	(72)	(1)	(595)	(111)	323	212
DUB	55	0	0	55	(268)	0	0	(268)	(213)	372	159
FAR	0	532	0	532	(389)	(408)	0	(797)	(265)	(80)	(345)
GLM	0	0	0	0	0	(838)	0	(838)	(838)	664	(174)
GST	0	0	852	852	0	(356)	(81)	(437)	415	(650)	(235)
JPM	737	0	743	1,480	(922)	(41)	(444)	(1,407)	73	(3,108)	(3,035)
MBC	715	0	0	715	(50)	0	0	(50)	665	(410)	255
MYC	0	0	310	310	0	(132)	(61)	(193)	117	0	117
MYI	0	0	0	0	(3,465)	0	0	(3,465)	(3,465)	3,993	528
NGF	0	0	0	0	0	(63)	0	(63)	(63)	0	(63)
RBC	0	0	0	0	0	(47)	0	(47)	(47)	0	(47)
SAL	0	0	4	4	0	0	(8)	(8)	(4)	0	(4)
SCX	0	0	0	0	(716)	0	0	(716)	(716)	987	271
SSB	402	0	0	402	(827)	0	0	(827)	(425)	541	116
UAG	0	0	2	2	0	0	0	0	2	0	2

Total Over the Counter	$3,349	$532	$2,791	$6,672	$(13,113)	$(2,175)	$(601)	$(15,889)

(p)

Securities with an aggregate market value of $11,380 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,600	$6,600
Swap Agreements	0	1,127	0	0	7,451	8,578

	$0	$1,127	$0	$0	$14,051	$15,178

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,349	$0	$3,349
Purchased Options	0	0	0	0	532	532
Swap Agreements	0	2,102	689	0	0	2,791

	$0	$2,102	$689	$3,349	$532	$6,672

	$0	$3,229	$689	$3,349	$14,583	$21,850

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$991	$991
Futures	0	0	0	0	2,272	2,272
Swap Agreements	0	1,106	0	0	16,258	17,364

	$0	$1,106	$0	$0	$19,521	$20,627

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,113	$0	$13,113
Written Options	0	444	0	0	1,731	2,175
Swap Agreements	0	601	0	0	0	601

	$0	$1,045	$0	$13,113	$1,731	$15,889

	$0	$2,151	$0	$13,113	$21,252	$36,516

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,066	$7,066
Futures	0	0	0	0	(77,205)	(77,205)
Swap Agreements	0	117,374	0	0	121,010	238,384

	$0	$117,374	$0	$0	$50,871	$168,245

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,795	$0	$20,795
Purchased Options	0	0	0	0	(6,833)	(6,833)
Written Options	0	0	0	0	42,322	42,322
Swap Agreements	0	4,753	1	0	0	4,754

	$0	$4,753	$1	$20,795	$35,489	$61,038

	$0	$122,127	$1	$20,795	$86,360	$229,283

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(542)	$(542)
Futures	0	0	0	0	55,352	55,352
Swap Agreements	0	(61,803)	0	0	(57,455)	(119,258)

	$0	$(61,803)	$0	$0	$(2,645)	$(64,448)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,978)	$0	$(9,978)
Purchased Options	0	0	0	0	8,650	8,650
Written Options	0	68	0	0	(11,772)	(11,704)
Swap Agreements	0	(2,285)	(168)	0	0	(2,453)

	$0	$(2,217)	$(168)	$(9,978)	$(3,122)	$(15,485)

	$0	$(64,020)	$(168)	$(9,978)	$(5,767)	$(79,933)

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$93,277	$57,139	$150,416
Corporate Bonds & Notes
Banking & Finance	0	7,647,255	50,354	7,697,609
Industrials	0	8,612,185	30,076	8,642,261
Utilities	0	4,420,240	0	4,420,240
Municipal Bonds & Notes
California	0	209,857	0	209,857
Georgia	0	47,803	0	47,803
Illinois	0	25,420	0	25,420
Indiana	0	1,944	0	1,944
Massachusetts	0	2,779	0	2,779
Michigan	0	33,618	0	33,618
Nevada	0	3,624	0	3,624
New Jersey	0	1,055	0	1,055
New Mexico	0	5,385	0	5,385
New York	0	87,602	0	87,602
Ohio	0	62,227	0	62,227
Pennsylvania	0	12,509	0	12,509
Texas	0	104,881	0	104,881
Virginia	0	1,353	0	1,353
Wisconsin	0	4,696	0	4,696
U.S. Government Agencies	0	7,598,332	0	7,598,332
U.S. Treasury Obligations	0	5,824,199	0	5,824,199
Non-Agency Mortgage-Backed Securities	0	99,708	0	99,708
Asset-Backed Securities
CMBS Other	0	27,580	0	27,580
Home Equity Other	0	10,254	0	10,254
Home Equity Sequential	0	74	0	74
Other ABS	0	167,212	0	167,212
Sovereign Issues	0	973,897	0	973,897
Common Stocks
Financials	0	0	67	67
Industrials	0	0	4,520	4,520
Convertible Preferred Securities
Banking & Finance	24,256	0	0	24,256
Preferred Securities
Banking & Finance	32,151	652,027	0	684,178
Industrials	0	8,313	0	8,313
Utilities	0	7,398	0	7,398

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Mutual Funds	$0	$6,049	$0	$6,049
U.S. Treasury Bills	0	7,490	0	7,490

	$56,407	$36,760,243	$142,156	$36,958,806

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,798	$0	$0	$50,798

Total Investments	$107,205	$36,760,243	$142,156	$37,009,604

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(82,476)	$0	$(82,476)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,601	13,577	0	15,178
Over the counter	0	6,672	0	6,672

	$1,601	$20,249	$0	$21,850

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(989)	(19,167)	0	(20,156)
Over the counter	0	(15,889)	0	(15,889)

	$(989)	$(35,056)	$0	$(36,045)

Total Financial Derivative Instruments	$612	$(14,807)	$0	$(14,195)

Totals	$107,817	$36,662,960	$142,156	$36,912,933

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Schedule of Investments	PIMCO Low Duration Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.0%

CORPORATE BONDS & NOTES 20.6%

BANKING & FINANCE 14.4%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	$4,800	$4,640
3.875% due 01/23/2028	500	489

American Express Co.
2.550% due 03/04/2027	6,250	6,042
6.338% due 10/30/2026 •	900	909

American Tower Corp.
5.800% due 11/15/2028	2,600	2,697

Athene Global Funding
4.860% due 08/27/2026	4,400	4,415
5.380% due 01/07/2030	2,500	2,537

Aviation Capital Group LLC
4.125% due 08/01/2025	800	797

Banco Santander SA
5.552% due 03/14/2028 •	2,000	2,032

Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,935
1.734% due 07/22/2027 •	3,000	2,892
2.592% due 04/29/2031 •	7,000	6,289
4.271% due 07/23/2029 •	2,000	1,976
4.827% due 07/22/2026 •	8,000	8,004

Bank of Nova Scotia
4.404% due 09/08/2028 •	2,800	2,787

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028	2,200	2,235
5.896% due 07/13/2026	2,500	2,541

Barclays PLC
4.375% due 01/12/2026	7,000	6,989
4.972% due 05/16/2029 •	1,800	1,806
6.490% due 09/13/2029 •	4,300	4,522

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	2,500	2,278

BNP Paribas SA
1.904% due 09/30/2028 •	10,500	9,783

BPCE SA
5.281% due 05/30/2029	1,700	1,731
5.975% due 01/18/2027 •	1,500	1,514

Brighthouse Financial Global Funding
5.550% due 04/09/2027	5,000	5,067

Brookfield Finance, Inc.
4.250% due 06/02/2026	1,070	1,066

Capital One Financial Corp.
7.149% due 10/29/2027 •	950	985

Chubb INA Holdings LLC
4.650% due 08/15/2029	3,800	3,833

CNO Global Funding
5.875% due 06/04/2027	1,000	1,026

Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	3,995
4.655% due 08/22/2028 •	900	899

COPT Defense Properties LP
2.900% due 12/01/2033	750	608

Corebridge Financial, Inc.
3.850% due 04/05/2029	3,900	3,773

Corebridge Global Funding
5.750% due 07/02/2026	1,000	1,015
5.900% due 09/19/2028	2,000	2,083

Deutsche Bank AG
3.035% due 05/28/2032 •	3,400	2,977
7.146% due 07/13/2027 •	5,000	5,141

DOC DR LLC
4.300% due 03/15/2027	700	696

Equinix, Inc.
3.200% due 11/18/2029	600	562

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	601
5.625% due 08/16/2032	1,500	1,533

GA Global Funding Trust
1.950% due 09/15/2028	3,600	3,281

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	$100	$96
2.640% due 02/24/2028 •	6,125	5,914
3.691% due 06/05/2028 •	6,500	6,377
5.727% due 04/25/2030 •	4,600	4,747
6.208% due 03/15/2028 •	5,000	5,106

Guardian Life Global Funding
5.737% due 10/02/2028	4,000	4,167

Healthpeak OP LLC
3.250% due 07/15/2026	1,000	984

HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,503
4.292% due 09/12/2026 •	1,300	1,297
4.755% due 06/09/2028 •	3,350	3,350
5.887% due 08/14/2027 •	9,000	9,144

ING Groep NV
5.335% due 03/19/2030 •	3,300	3,362

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034	400	326

Jackson National Life Global Funding
4.600% due 10/01/2029	1,700	1,683

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,655
3.540% due 05/01/2028 •	4,300	4,215
4.851% due 07/25/2028 •	10,000	10,066
5.571% due 04/22/2028 •	4,500	4,590
6.087% due 10/23/2029 •	5,000	5,236

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	4,100	3,983
5.985% due 08/07/2027 •	3,700	3,762

MassMutual Global Funding
4.850% due 01/17/2029	6,300	6,375
4.950% due 01/10/2030	3,000	3,026

Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	991
5.422% due 02/22/2029 •	5,000	5,116

Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,407
3.125% due 07/27/2026	1,000	983
5.164% due 04/20/2029 •	5,400	5,474
5.652% due 04/13/2028 •	8,000	8,167

Mutual of Omaha Cos. Global Funding
5.450% due 12/12/2028	3,000	3,082

NatWest Group PLC
1.642% due 06/14/2027 •	5,500	5,308

NLG Global Funding
5.400% due 01/23/2030	2,500	2,547

Nomura Holdings, Inc.
2.999% due 01/22/2032	1,000	873

Northwestern Mutual Global Funding
4.900% due 06/12/2028	2,000	2,029
4.960% due 01/13/2030	1,500	1,522

Northwestern University
4.940% due 12/01/2035	4,300	4,291

Pacific Life Global Funding
1.375% due 04/14/2026	1,200	1,164
4.500% due 08/28/2029	2,500	2,493

PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	2,800	2,850
5.300% due 01/21/2028 •	3,250	3,295

Principal Life Global Funding
4.800% due 01/09/2028	3,800	3,833

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029	3,400	3,471

Protective Life Global Funding
4.992% due 01/12/2027	1,800	1,816
5.432% due 01/14/2032	3,000	3,081

Realty Income Corp.
3.400% due 01/15/2030	700	660

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	300	298

RGA Global Funding
5.448% due 05/24/2029	2,000	2,052
6.000% due 11/21/2028	5,000	5,235

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sammons Financial Group Global Funding
5.050% due 01/10/2028	$1,500	$1,518

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	479
3.244% due 10/05/2026	1,000	977
4.400% due 07/13/2027	300	298

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	964
3.823% due 11/03/2028 •	300	292

Sumitomo Mitsui Financial Group, Inc.
5.716% due 09/14/2028	3,000	3,108

SURA Asset Management SA
4.375% due 04/11/2027	1,000	996

UBS Group AG
3.091% due 05/14/2032 •	3,900	3,473
4.703% due 08/05/2027 •	4,100	4,100
6.442% due 08/11/2028 •	5,650	5,862

Welltower OP LLC
4.000% due 06/01/2025	4,500	4,498

		320,548

INDUSTRIALS 2.8%

Adventist Health System
2.952% due 03/01/2029	2,500	2,310

American Airlines Pass-Through Trust
3.375% due 11/01/2028	997	967

Bayer U.S. Finance LLC
6.125% due 11/21/2026	6,200	6,317

Comcast Corp.
5.100% due 06/01/2029	2,800	2,866

Dell International LLC
6.020% due 06/15/2026	1,154	1,169

Elevance Health, Inc.
4.750% due 02/15/2030	1,000	1,006

Enbridge, Inc.
5.900% due 11/15/2026	2,600	2,653

Eni SpA
5.500% due 05/15/2034	5,400	5,446

FactSet Research Systems, Inc.
3.450% due 03/01/2032	500	450

Fiserv, Inc.
4.750% due 03/15/2030	6,250	6,238

Global Payments, Inc.
2.900% due 11/15/2031	500	438

HCA, Inc.
3.125% due 03/15/2027	2,000	1,943

Hyundai Capital America
5.875% due 04/07/2025	500	500

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,536	2,205

Leland Stanford Junior University
4.679% due 03/01/2035	3,400	3,368

Marriott International, Inc.
2.750% due 10/15/2033	900	748

Mars, Inc.
4.600% due 03/01/2028	2,000	2,008

Meta Platforms, Inc.
4.300% due 08/15/2029	3,300	3,300

ONE Gas, Inc.
5.100% due 04/01/2029	1,800	1,838

Reliance, Inc.
2.150% due 08/15/2030	500	435

RTX Corp.
5.750% due 11/08/2026	3,000	3,056

Sutter Health
2.294% due 08/15/2030	2,800	2,487

T-Mobile USA, Inc.
4.200% due 10/01/2029	2,600	2,554

United Airlines Pass-Through Trust
2.700% due 11/01/2033	313	278
2.900% due 11/01/2029	1,165	1,089
4.550% due 08/25/2031	1,120	1,056
5.875% due 04/15/2029	1,108	1,130

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Woodside Finance Ltd.
3.700% due 03/15/2028	$700	$679
5.100% due 09/12/2034	2,000	1,942

WRKCo, Inc.
3.900% due 06/01/2028	800	781

		61,257

UTILITIES 3.4%

AES Corp.
5.450% due 06/01/2028	2,000	2,035

Ameren Missouri Securitization Funding LLC
4.850% due 10/01/2041	2,300	2,292

Berkshire Hathaway Energy Co.
3.700% due 07/15/2030	165	158

Consumers Energy Co.
4.700% due 01/15/2030	1,500	1,507
4.900% due 02/15/2029	3,500	3,546

Empire District Bondco LLC
4.943% due 01/01/2035	5,835	5,868

Florida Power & Light Co.
5.150% due 06/15/2029	5,350	5,499

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	3,500	3,551

NBN Co. Ltd.
1.450% due 05/05/2026	1,000	969

NorthWestern Corp.
5.073% due 03/21/2030	2,000	2,015

NSTAR Electric Co.
5.600% due 10/01/2028	3,500	3,577

Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,810
4.950% due 06/08/2025	1,700	1,699
5.450% due 06/15/2027	1,600	1,617

PG&E Recovery Funding LLC
4.838% due 06/01/2035	4,000	4,018

Southern California Edison Co.
4.875% due 02/01/2027	7,000	7,026
5.300% due 03/01/2028	2,100	2,126

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	3,700	3,697

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	9,161	9,058

Verizon Communications, Inc.
4.016% due 12/03/2029	820	798

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,056
5.088% due 05/01/2029	6,813	6,858

		75,780

Total Corporate Bonds & Notes (Cost $458,773)		457,585

MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.1%

University of California Revenue Bonds, Series 2020
1.316% due 05/15/2027	2,600	2,453

FLORIDA 0.3%

Miami-Dade County, Florida Revenue Bonds, Series 2021
1.154% due 10/01/2025	2,000	1,969
1.471% due 10/01/2026	700	672

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034	3,400	3,491

		6,132

LOUISIANA 0.1%

Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022
4.275% due 02/01/2036	2,200	2,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 0.0%

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	$35	$35

NEW YORK 0.3%

New York State Urban Development Corp. Revenue Bonds, Series 2019
3.540% due 03/15/2028	7,000	6,896

OREGON 0.1%

Oregon Department of Transportation State Revenue Bonds, Series 2020
1.084% due 11/15/2027	2,000	1,852

TEXAS 0.2%

Houston Community College System, Texas General Obligation Bonds, Series 2021
5.000% due 02/15/2029	1,800	1,853

Williamson County, Texas General Obligation Bonds, Series 2021
0.640% due 02/15/2026	2,500	2,426

		4,279

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026	800	775
2.951% due 06/01/2031	300	266

		1,041

WISCONSIN 0.0%

Wisconsin State Revenue Bonds, Series 2021
1.486% due 05/01/2029	600	538

Total Municipal Bonds & Notes (Cost $25,349)		25,353

U.S. GOVERNMENT AGENCIES 17.3%

Fannie Mae
0.750% due 11/25/2050	2,216	1,594
1.630% due 05/01/2027	5,400	5,116
3.020% due 03/01/2028	2,594	2,507
3.290% due 04/01/2027	6,006	5,892
4.250% due 04/25/2030 «(a)	5,800	5,760
4.320% due 03/01/2030	4,598	4,587
4.600% due 05/25/2030 «(a)	6,700	6,755
4.694% due 06/25/2037 •	32	32
4.883% due 12/25/2046 •	367	364
4.893% due 10/25/2046 •	487	478
4.904% due 07/25/2049 •	1,249	1,222
4.943% due 01/25/2047 •	390	387
4.964% due 03/25/2041 •	723	720
5.390% due 01/25/2055 •	1,950	1,954
5.490% due 03/25/2055 •	993	994
6.379% due 07/01/2034 •	24	24
7.112% due 10/01/2037 •	40	42

Federal Home Loan Bank
1.050% due 08/13/2026	4,800	4,609

Freddie Mac
0.800% due 10/28/2026	9,200	8,750
1.000% due 12/15/2040 - 05/25/2047	1,762	1,619
2.500% due 09/25/2048	1,354	1,244
3.000% due 08/15/2046	439	423
4.000% due 09/01/2048 - 10/01/2048	2,446	2,308
4.170% due 04/01/2028	5,826	5,790
4.380% due 05/01/2028	23	23
4.500% due 02/01/2049	1,636	1,594
4.650% due 08/25/2028 ~	2,500	2,526
4.793% due 10/15/2037 •	443	436
4.840% due 04/01/2028	2,451	2,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.850% due 09/25/2028	$4,300	$4,371
4.943% due 07/15/2041 •	592	587
5.280% due 11/25/2054 •	23,807	23,838
5.340% due 08/25/2054 •	2,951	2,958
5.390% due 08/25/2054 •	1,794	1,802
5.430% due 06/25/2031 ~	2,600	2,704
5.490% due 03/25/2055 •	4,377	4,400
6.980% due 06/01/2037 •	50	52

Ginnie Mae
1.500% due 10/20/2045	1,450	1,187
4.773% due 08/20/2065 •	218	217
4.863% due 06/20/2065 •	172	172
4.883% due 02/20/2067 •	343	343
4.910% due 09/20/2065 •	306	305
4.943% due 10/20/2065 •	864	865
4.963% due 07/20/2063 •	75	75
4.993% due 06/20/2065 •	347	346
5.003% due 06/20/2065 •	365	364
5.023% due 03/20/2065 •	730	729
5.073% due 12/20/2064 - 11/20/2065 •	866	865
5.193% due 02/20/2066 •	3	2
5.303% due 04/20/2066 •	1,194	1,195
5.323% due 04/20/2066 •	1,607	1,609
5.423% due 01/20/2067 •	704	706

Tennessee Valley Authority
4.375% due 08/01/2034	2,700	2,677

Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	2,141	2,053
3.000% due 01/01/2035 - 06/01/2052	21,359	18,749
3.500% due 12/01/2033	1,469	1,441
4.000% due 08/01/2042 - 04/01/2055	46,378	43,327
4.500% due 08/01/2048 - 02/01/2053	56,866	54,525
5.500% due 04/01/2034 - 03/01/2054	51,675	51,643
6.000% due 02/01/2055 - 03/01/2055	20,622	20,954
6.500% due 08/01/2054	20,207	20,846

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	43,600	37,782
4.000% due 05/01/2055 - 06/01/2055	10,900	10,139

Total U.S. Government Agencies (Cost $385,286)		384,055

U.S. TREASURY OBLIGATIONS 32.0%

U.S. Treasury Bonds
4.125% due 08/15/2044	28,400	26,616

U.S. Treasury Notes
3.500% due 09/30/2026	688,000	683,525

Total U.S. Treasury Obligations (Cost $709,644)		710,141

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	1,971	1,988

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	7,000	6,881

Banc of America Commercial Mortgage Trust
3.441% due 09/15/2048	1,906	1,894

BANK
2.808% due 10/17/2052	2,250	2,167
2.978% due 11/15/2062	12,500	11,504
3.279% due 11/15/2054	753	732
3.432% due 05/15/2062	2,145	2,098
3.623% due 04/15/2052	2,436	2,389
4.005% due 02/15/2052	7,100	6,873
4.217% due 08/15/2061 ~	7,000	6,861

Barclays Commercial Mortgage Securities Trust
3.488% due 02/15/2050	568	560
5.137% due 12/15/2057	2,200	2,236
5.433% due 02/15/2062	3,200	3,289

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
3.615% due 03/15/2062	$3,301	$3,241
5.241% due 04/15/2058 (a)	2,500	2,534
5.724% due 04/15/2058 (a)	2,800	2,894

BMO Mortgage Trust
5.092% due 11/15/2057	3,500	3,538
5.153% due 12/15/2057	2,000	2,022
5.462% due 02/15/2057	4,000	4,068
5.566% due 11/15/2057 ~	1,000	1,026

BX Trust
5.022% due 09/15/2034 •	8,609	8,553
5.068% due 04/15/2039 •	1,444	1,434
5.163% due 10/15/2036 •	877	871
5.333% due 10/15/2036 ~	8,300	8,283
5.354% due 12/15/2038 •	3,527	3,520

Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	591	583
3.297% due 10/12/2050	2,205	2,165

Commercial Mortgage Trust
3.550% due 02/10/2049	132	132
4.181% due 05/10/2051	837	834

CSAIL Commercial Mortgage Trust
3.314% due 11/15/2049	363	362

EQUS Mortgage Trust
5.339% due 10/15/2038 ~	6,900	6,860

Extended Stay America Trust
5.513% due 07/15/2038 ~	4,721	4,719

Hilton USA Trust
3.719% due 11/05/2038	2,000	1,961

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,635
5.511% due 07/05/2033 •	1,072	1,053

JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	536	527
3.409% due 10/15/2050	2,000	1,924

Morgan Stanley Capital Trust
2.606% due 08/15/2049	134	132
2.860% due 11/15/2049	761	751
5.603% due 12/15/2038 •	4,700	4,568

Morgan Stanley Mortgage Capital Holdings Trust
3.397% due 09/13/2039	3,400	3,183

New Orleans Hotel Trust
5.356% due 04/15/2032 •	2,700	2,670

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~	1,700	1,677

SMRT Commercial Mortgage Trust
5.320% due 01/15/2039 ~	1,926	1,913

SREIT Trust
5.133% due 10/15/2038 ~	2,400	2,379

Starwood Commercial Mortgage Trust
5.292% due 11/15/2036 •	2,550	2,529

UBS Commercial Mortgage Trust
3.215% due 08/15/2050	1,277	1,258
3.460% due 04/15/2052	2,583	2,523
3.903% due 02/15/2051	902	894
4.119% due 06/15/2051	1,263	1,253

Waikiki Beach Hotel Trust
5.667% due 12/15/2033 ~	5,270	5,258

Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	196	194
2.911% due 06/15/2049	153	151
3.390% due 11/15/2050	570	562
4.147% due 06/15/2051	383	380
5.439% due 11/15/2057	4,100	4,195
5.920% due 11/15/2057 ~	2,700	2,814

Total Non-Agency Mortgage-Backed Securities (Cost $153,209)		154,495

ASSET-BACKED SECURITIES 13.6%

AUTOMOBILE SEQUENTIAL 4.5%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	4,070
5.360% due 06/20/2030	7,000	7,159

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.440% due 02/22/2028	$4,000	$4,054
5.780% due 04/20/2028	6,400	6,538
6.020% due 02/20/2030	6,550	6,848

Bank of America Auto Trust
5.660% due 11/15/2029	2,000	2,047

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	3,500	3,551

CarMax Auto Owner Trust
5.300% due 03/15/2027	2,438	2,443
6.000% due 07/17/2028	5,000	5,087

Chesapeake Funding LLC
5.520% due 05/15/2036	1,868	1,889

Ford Credit Auto Lease Trust
5.060% due 05/15/2027	6,000	6,021

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,700	3,792

GM Financial Consumer Automobile Receivables Trust
5.780% due 08/16/2028	4,700	4,763

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036	6,000	6,268

Hertz Vehicle Financing LLC
6.150% due 03/25/2030	3,400	3,527

Honda Auto Receivables Owner Trust
4.570% due 03/21/2029	3,700	3,717

Hyundai Auto Lease Securitization Trust
5.840% due 09/15/2027	8,700	8,804

Nissan Auto Lease Trust
4.910% due 04/15/2027	6,000	6,027

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,500	3,528
5.470% due 12/20/2029	3,200	3,264

Toyota Lease Owner Trust
5.660% due 11/20/2026	2,000	2,012

World Omni Auto Receivables Trust
5.150% due 11/15/2028	4,400	4,422

		99,831

CMBS OTHER 2.3%

ACREC Ltd.
5.581% due 10/16/2036 •	626	625

Arbor Realty Commercial Real Estate Notes Ltd.
5.784% due 11/15/2036 •	2,217	2,221

AREIT Trust
5.514% due 11/17/2038 ~	677	674
5.597% due 01/20/2037 •	1,865	1,857
6.561% due 06/17/2039 ~	6,466	6,479

BDS Ltd.
5.781% due 12/16/2036 ~	2,534	2,536
6.117% due 03/19/2039 •	3,912	3,913
6.453% due 08/19/2038 ~	1,574	1,576

BSPRT Issuer Ltd.
6.615% due 07/15/2039 •	2,066	2,073

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	523	512

FS Rialto Issuer LLC
6.245% due 01/19/2039 ~	2,239	2,242

HGI CRE CLO Ltd.
6.049% due 04/20/2037 ~	2,338	2,322

LoanCore Issuer Ltd.
5.734% due 11/15/2038 ~	2,118	2,121
5.899% due 01/17/2037 •	2,000	1,997

MF1 LLC
6.952% due 09/17/2037 •	2,703	2,704

MF1 Ltd.
5.667% due 02/19/2037 •	4,168	4,168

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~	297	296

PFP Ltd.
6.595% due 08/19/2035 •	3,292	3,297

Ready Capital Mortgage Financing LLC
6.872% due 10/25/2039 •	1,739	1,751

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~	4,451	4,418

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	$3,958	$3,946

		51,728

CREDIT CARD BULLET 0.6%

American Express Credit Account Master Trust
4.950% due 10/15/2027	3,800	3,809

Bank of America Credit Card Trust
4.790% due 05/15/2028	5,600	5,627

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	3,900	3,919

		13,355

CREDIT CARD OTHER 0.7%

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,604
4.950% due 10/15/2027	5,200	5,211

Synchrony Card Funding LLC
5.740% due 10/15/2029	3,700	3,776

		14,591

OTHER ABS 5.5%

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •	2,800	2,785

Apidos CLO
5.543% due 04/17/2034 •(a)	2,500	2,500

Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •	2,000	2,000
5.510% due 10/23/2032 ~	4,996	4,996
5.632% due 04/22/2031 •	527	526
5.654% due 01/15/2031 ~	315	315

Barings CLO Ltd.
5.545% due 01/20/2031 •	766	767

Bethpage Park CLO Ltd.
5.694% due 01/15/2035 •	3,700	3,702

Birch Grove CLO Ltd.
5.893% due 07/17/2037 ~	4,100	4,103

Carlyle Global Market Strategies CLO Ltd.
5.612% due 07/27/2031 •	630	630

Carval CLO Ltd.
5.022% due 07/20/2032 •	3,100	3,093

CBAM Ltd.
5.932% due 07/15/2037 •	6,000	6,009

CIFC Funding Ltd.
5.655% due 07/18/2031 •	1,435	1,435

DLLAD LLC
0.640% due 09/21/2026	417	414

DLLMT LLC
5.340% due 03/22/2027	6,427	6,458

Dryden Senior Loan Fund
5.362% due 08/20/2034 •	2,300	2,300

ECMC Group Student Loan Trust
5.204% due 02/27/2068 •	964	958
5.254% due 09/25/2068 •	1,608	1,599
5.454% due 07/25/2069 •	2,116	2,120
5.454% due 01/27/2070 ~	966	968
5.504% due 05/25/2067 •	629	632

Elevation CLO Ltd.
5.430% due 07/25/2034 ~	1,500	1,491

Elmwood CLO Ltd.
5.630% due 04/22/2035 •	5,300	5,300

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(a)	1,000	1,000

KKR CLO Ltd.
5.564% due 04/15/2031 •	693	693

LCM Ltd.
5.635% due 04/20/2031 •	1,359	1,359

Madison Park Funding Ltd.
5.324% due 10/15/2034 •	5,800	5,770
5.358% due 04/15/2035 •	2,000	1,990
5.361% due 10/19/2034 •	2,600	2,590

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Magnetite Ltd.
5.452% due 10/15/2031 •	$932	$932
5.652% due 04/15/2035 •	2,800	2,802

Marathon CLO Ltd.
5.502% due 04/15/2032 ~	1,484	1,484

Navient Private Education Loan Trust
5.884% due 07/16/2040 ~	1,147	1,155

Navient Student Loan Trust
5.604% due 07/26/2066 •	3,557	3,592
6.480% due 03/15/2072	764	787

Nelnet Student Loan Trust
5.464% due 04/20/2062 •	4,800	4,825

Neuberger Berman CLO Ltd.
5.484% due 10/15/2029 •	1,119	1,120

Newark BSL CLO Ltd.
5.532% due 07/25/2030 ~	365	365

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •	4,400	4,396

OZLM Ltd.
5.715% due 07/20/2032 •	1,396	1,396

Palmer Square Loan Funding Ltd.
5.364% due 10/15/2029 •	226	226

Saranac CLO Ltd.
5.699% due 08/13/2031 ~	1,578	1,578

Sculptor CLO Ltd.
5.362% due 07/20/2034 •	4,500	4,482

SLM Private Education Loan Trust
9.184% due 10/15/2041 •	1,741	1,833

SMB Private Education Loan Trust
3.630% due 11/15/2035	2,934	2,894
5.164% due 01/15/2053 ~	2,079	2,043
5.799% due 02/16/2055 ~	670	679

Symphony CLO Ltd.
5.535% due 04/19/2034 •	1,000	998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tralee CLO Ltd.
5.366% due 10/20/2034 •	$2,100	$2,100

Venture CLO Ltd.
5.545% due 07/20/2030 ~	1,343	1,343

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~	3,749	3,749

Verizon Master Trust
4.170% due 08/20/2030	3,900	3,886
4.350% due 08/20/2032	2,500	2,491

Voya CLO Ltd.
5.355% due 04/20/2034 •	1,200	1,200

		120,859

Total Asset-Backed Securities (Cost $297,544)		300,364

SOVEREIGN ISSUES 0.2%

CDP Financial, Inc.
4.250% due 07/25/2028	1,800	1,805

Mexico Government International Bond
6.000% due 05/13/2030	1,100	1,123

Province of Quebec
2.500% due 04/20/2026	2,200	2,162

Total Sovereign Issues (Cost $5,073)		5,090

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(b)(e)	1,397	6

Total Common Stocks (Cost $27)		6

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	1,593	$781

Total Preferred Securities (Cost $1,548)		781

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.1%

REPURCHASE AGREEMENTS (f) 17.1%
		378,900

U.S. TREASURY BILLS 0.0%
4.323% due 04/10/2025 (c)(d)	$25	25

Total Short-Term Instruments (Cost $378,925)		378,925

Total Investments in Securities (Cost $2,415,378)		2,416,795

Total Investments 109.0% (Cost $2,415,378)		$2,416,795

Financial Derivative Instruments (g)(k) (0.0)% (Cost or Premiums, net $(1,475))		(501)

Other Assets and Liabilities, net (9.0)%		(199,465)

Net Assets 100.0%		$2,216,829

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNEQ Holdings, Inc.	06/23/2022	$27	$6	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.380%	03/25/2025	04/01/2025	$35,000	U.S. Treasury Notes 2.625% due 05/31/2027	$(35,821)	$35,000	$35,030
	4.380	04/01/2025	04/02/2025	141,600	U.S. Treasury Notes 4.000% due 12/15/2027	(144,600)	141,600	141,600
	4.380	03/25/2025	04/02/2025	35,000	U.S. Treasury Notes 2.750% due 02/15/2028	(35,892)	35,000	35,030

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.360%	03/31/2025	04/01/2025	$150,400	U.S. Treasury Inflation Protected Securities 2.375% due 12/31/2099	$(153,408)	$150,400	$150,418
JPS	4.410	04/01/2025	04/02/2025	16,900	U.S. Treasury Bonds 4.750% due 11/15/2043	(17,336)	16,900	16,900

Total Repurchase Agreements						$(387,057)	$378,900	$378,978

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$170	$170
BOS	211,660	0	0	211,660	(216,313)	(4,653)
FICC STR	150,418	0	0	150,418	(153,408)	(2,990)
JPS	16,900	0	0	16,900	(17,336)	(436)

Total Borrowings and Other Financing Transactions	$378,978	$0	$0

Cash of $170 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	3,213	$	665,643	$3,439	$0	$(25)
U.S. Treasury 5-Year Note June Futures	06/2025	682		73,763	705	0	(22)
U.S. Treasury 10-Year Note June Futures	06/2025	34		3,781	2	1	0

					$4,146	$1	$(47)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	72	$	(8,217)	$(96)	$0	$(7)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	419		(51,223)	(566)	0	(183)

					$(662)	$0	$(190)

Total Futures Contracts					$3,484	$1	$(237)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	0.393%	$1,200	$(6)	$15	$9	$0	$0
Verizon Communications, Inc.	1.000%	Quarterly	06/20/2028	0.492	1,900	(5)	35	30	0	(1)

						$(11)	50	39	0	(1)

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$6,100	$0	$47	$47	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	6,500	0	50	50	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	13,200	(23)	202	179	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	63,100	(897)	(313)	(1,210)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	14,100	145	(113)	32	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	2,400	0	64	64	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	3,900	0	79	79	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	7,100	0	177	177	0	(11)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	58,380	(1,201)	(272)	(1,473)	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	7,700	(75)	(80)	(155)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	4,100	587	0	587	0	(29)

						$(1,464)	$(159)	$(1,623)	$0	$(264)

Total Swap Agreements						$(1,475)	$(109)	$(1,584)	$0	$(265)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$0	$1	$0	$(237)	$(265)	$(502)

Cash of $19,857 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$237	$237
Swap Agreements	0	1	0	0	264	265

	$0	$1	$0	$0	$501	$502

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,217)	$(2,217)
Swap Agreements	0	25	0	0	2,935	2,960

	$0	$25	$0	$0	$718	$743

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,457	$5,457
Swap Agreements	0	3	0	0	(159)	(156)

	$0	$3	$0	$0	$5,298	$5,301

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$320,548	$0	$320,548
Industrials	0	61,257	0	61,257
Utilities	0	75,780	0	75,780
Municipal Bonds & Notes
California	0	2,453	0	2,453
Florida	0	6,132	0	6,132
Louisiana	0	2,127	0	2,127
Massachusetts	0	35	0	35
New York	0	6,896	0	6,896
Oregon	0	1,852	0	1,852
Texas	0	4,279	0	4,279
West Virginia	0	1,041	0	1,041
Wisconsin	0	538	0	538
U.S. Government Agencies	0	371,540	12,515	384,055
U.S. Treasury Obligations	0	710,141	0	710,141
Non-Agency Mortgage-Backed Securities	0	154,495	0	154,495
Asset-Backed Securities
Automobile Sequential	0	99,831	0	99,831
CMBS Other	0	51,728	0	51,728
Credit Card Bullet	0	13,355	0	13,355
Credit Card Other	0	14,591	0	14,591
Other ABS	0	120,859	0	120,859
Sovereign Issues	0	5,090	0	5,090

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Common Stocks
Financials	$0	$0	$6	$6
Preferred Securities
Industrials	0	781	0	781
Short-Term Instruments
Repurchase Agreements	0	378,900	0	378,900
U.S. Treasury Bills	0	25	0	25

Total Investments	$0	$2,404,274	$12,521	$2,416,795

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(502)	$0	$(502)

Total Financial Derivative Instruments	$0	$(501)	$0	$(501)

Totals	$0	$2,403,773	$12,521	$2,416,294

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Portfolio	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.6%

CORPORATE BONDS & NOTES 21.0%

BANKING & FINANCE 13.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	$4,000	$3,866
4.625% due 09/10/2029	3,650	3,612

American Express Co.
6.489% due 10/30/2031 •	2,100	2,270

Ameriprise Financial, Inc.
5.700% due 12/15/2028	1,300	1,353

Andrew W Mellon Foundation
0.947% due 08/01/2027	7,000	6,492

Athene Global Funding
4.860% due 08/27/2026	6,700	6,722
5.380% due 01/07/2030	4,500	4,567

Aviation Capital Group LLC
4.125% due 08/01/2025	600	598

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	3,000	3,076

Banco Santander SA
6.033% due 01/17/2035	2,200	2,279

Bank of America Corp.
1.658% due 03/11/2027 •	8,000	7,784
1.734% due 07/22/2027 •	3,000	2,892
1.922% due 10/24/2031 •	2,900	2,482
3.419% due 12/20/2028 •	2,000	1,939

Bank of Nova Scotia
4.404% due 09/08/2028 •	1,000	996
4.740% due 11/10/2032 •	2,000	1,971

Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,735
5.896% due 07/13/2026	3,450	3,507

Barclays PLC
2.667% due 03/10/2032 •	1,400	1,221
2.894% due 11/24/2032 •	8,000	6,938
7.437% due 11/02/2033 •	9,300	10,384

BNP Paribas SA
1.904% due 09/30/2028 •	5,900	5,497
2.871% due 04/19/2032 •	7,050	6,201
3.052% due 01/13/2031 •	4,400	4,026

BPCE SA
5.936% due 05/30/2035 •	1,200	1,210

Brighthouse Financial Global Funding
5.650% due 06/10/2029	3,000	3,051

Brookfield Finance, Inc.
4.350% due 04/15/2030	550	538

CaixaBank SA
5.673% due 03/15/2030 •	5,000	5,130

Capital One Financial Corp.
7.624% due 10/30/2031 •	3,100	3,453

Chubb INA Holdings LLC
4.650% due 08/15/2029	5,500	5,548

Citigroup, Inc.
2.572% due 06/03/2031 •	5,600	4,989

CNO Global Funding
5.875% due 06/04/2027	2,000	2,052

Consumers Securitization Funding LLC
5.550% due 03/01/2028	3,134	3,176

Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	2,000	1,984
4.494% due 10/17/2029	4,000	3,995
5.710% due 01/21/2033 ~	4,000	4,115

Corebridge Global Funding
5.750% due 07/02/2026	6,000	6,091
5.900% due 09/19/2028	2,000	2,083

Deutsche Bank AG
7.146% due 07/13/2027 •	6,000	6,169

Extra Space Storage LP
5.400% due 06/15/2035	3,250	3,233

F&G Global Funding
5.875% due 01/16/2030	1,800	1,833

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First American Financial Corp.
2.400% due 08/15/2031	$2,100	$1,773

GA Global Funding Trust
1.625% due 01/15/2026	1,600	1,561
5.400% due 01/13/2030	5,700	5,810

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	4,000	3,880
1.542% due 09/10/2027 •	11,000	10,526
3.691% due 06/05/2028 •	7,175	7,039

Guardian Life Global Funding
5.737% due 10/02/2028	6,000	6,250

HSBC Holdings PLC
1.645% due 04/18/2026 •	1,500	1,498
2.848% due 06/04/2031 •	1,550	1,393
3.973% due 05/22/2030 •	5,000	4,814
4.292% due 09/12/2026 •	1,500	1,497

ING Groep NV
5.374% due 04/01/2027 •	4,000	4,018
5.550% due 03/19/2035 •	4,500	4,539

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	1,800	1,507

Jackson National Life Global Funding
4.600% due 10/01/2029	2,700	2,673

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,500	4,364
1.953% due 02/04/2032 •	13,900	11,829
2.739% due 10/15/2030 •	2,700	2,478
5.581% due 04/22/2030 •	3,500	3,611

KKR Group Finance Co. LLC
3.750% due 07/01/2029	1,600	1,545

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,578
4.550% due 08/16/2028	2,000	1,993

LSEGA Financing PLC
2.000% due 04/06/2028	1,400	1,303

MassMutual Global Funding
4.850% due 01/17/2029	8,400	8,500
4.950% due 01/10/2030	3,000	3,026
5.150% due 05/30/2029	2,900	2,969

Metropolitan Life Global Funding
1.875% due 01/11/2027	5,500	5,263

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	6,000	5,224

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,722
2.172% due 05/22/2032 •	15,450	13,169

Morgan Stanley
2.239% due 07/21/2032 •	1,100	937
2.475% due 01/21/2028 •	16,100	15,531
5.656% due 04/18/2030 •	2,000	2,062

Mutual of Omaha Cos. Global Funding
5.800% due 07/27/2026	2,200	2,230

NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,650
4.800% due 04/05/2026	3,000	3,010

NLG Global Funding
5.400% due 01/23/2030	3,800	3,871

Northwestern Mutual Global Funding
4.900% due 06/12/2028	4,000	4,057
4.960% due 01/13/2030	1,300	1,319

Northwestern University
4.940% due 12/01/2035	6,000	5,987

Pacific Life Global Funding
4.500% due 08/28/2029	5,150	5,136

PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	4,400	4,478
5.300% due 01/21/2028 •	1,750	1,775

Pricoa Global Funding
4.650% due 08/27/2031	4,300	4,267

Principal Life Global Funding
4.800% due 01/09/2028	5,500	5,548

Prologis Targeted U.S. Logistics Fund LP
5.500% due 04/01/2034	5,600	5,675

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Protective Life Global Funding
1.618% due 04/15/2026	$3,000	$2,915
4.992% due 01/12/2027	1,800	1,816
5.432% due 01/14/2032	2,000	2,054
5.467% due 12/08/2028	1,000	1,029

RGA Global Funding
2.700% due 01/18/2029	2,500	2,339
5.448% due 05/24/2029	4,200	4,310
6.000% due 11/21/2028	5,000	5,235

Safehold GL Holdings LLC
6.100% due 04/01/2034	5,800	5,973

Sammons Financial Group Global Funding
5.050% due 01/10/2028	1,500	1,518

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,973
1.673% due 06/14/2027 •	1,000	964
2.469% due 01/11/2028 •	2,700	2,596
3.823% due 11/03/2028 •	4,000	3,893

SBA Tower Trust
1.884% due 07/15/2050	8,000	7,804

SMBC Aviation Capital Finance DAC
5.700% due 07/25/2033	3,900	3,976

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	7,500	7,016

UBS Group AG
2.095% due 02/11/2032 •	12,000	10,194
3.091% due 05/14/2032 •	6,600	5,877
4.703% due 08/05/2027 •	4,000	4,000

Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,673
4.478% due 04/04/2031 •	10,000	9,833

		451,931

INDUSTRIALS 4.1%

Adventist Health System
2.952% due 03/01/2029	4,299	3,972

Air Canada Pass-Through Trust
3.750% due 06/15/2029	325	317

American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,386	1,219
3.375% due 11/01/2028	3,166	3,072
3.650% due 02/15/2029	1,907	1,841
4.000% due 01/15/2027	1,043	1,037

Bayer U.S. Finance LLC
6.375% due 11/21/2030	2,000	2,095
6.500% due 11/21/2033	1,800	1,892

Bon Secours Mercy Health, Inc.
3.464% due 06/01/2030	12,000	11,417

British Airways Pass-Through Trust
2.900% due 09/15/2036	593	533

CGI, Inc.
4.950% due 03/14/2030	3,000	3,001

CHRISTUS Health
4.341% due 07/01/2028	3,000	2,976

Comcast Corp.
5.100% due 06/01/2029	2,000	2,047

CommonSpirit Health
2.782% due 10/01/2030	4,700	4,230

CVS Pass-Through Trust
7.507% due 01/10/2032	837	893

Eastern Energy Gas Holdings LLC
5.800% due 01/15/2035	4,100	4,234

Elevance Health, Inc.
2.550% due 03/15/2031	3,200	2,829
5.200% due 02/15/2035	3,200	3,212

Energy Transfer LP
5.200% due 04/01/2030	2,200	2,226

Eni SpA
5.500% due 05/15/2034	8,100	8,169

Fiserv, Inc.
4.750% due 03/15/2030	5,000	4,990
5.150% due 08/12/2034	1,200	1,191

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	109

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgetown University
2.247% due 04/01/2030	$4,500	$3,973

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	1,500	1,520

JetBlue Pass-Through Trust
2.750% due 11/15/2033	6,147	5,345

Kraft Heinz Foods Co.
5.400% due 03/15/2035	2,500	2,521

Leland Stanford Junior University
4.679% due 03/01/2035	5,300	5,250

Mars, Inc.
4.800% due 03/01/2030	3,500	3,521
5.000% due 03/01/2032	2,700	2,712

Meta Platforms, Inc.
4.300% due 08/15/2029	2,000	2,000

ONE Gas, Inc.
5.100% due 04/01/2029	2,700	2,758

PeaceHealth Obligated Group
1.375% due 11/15/2025	3,100	3,035

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	3,000	3,029

Smith & Nephew PLC
5.400% due 03/20/2034	4,050	4,054

Stryker Corp.
4.250% due 09/11/2029	1,800	1,779

Sutter Health
2.294% due 08/15/2030	7,700	6,839
3.695% due 08/15/2028	1,300	1,264

Synopsys, Inc.
5.000% due 04/01/2032	2,800	2,808

T-Mobile USA, Inc.
4.700% due 01/15/2035	3,350	3,225

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,565	1,391
3.100% due 01/07/2030	725	690
3.450% due 01/07/2030	544	517
4.550% due 08/25/2031	3,162	2,982
5.875% due 04/15/2029	3,921	3,997

UPMC
5.035% due 05/15/2033	1,300	1,289

Woodside Finance Ltd.
5.100% due 09/12/2034	6,500	6,310

		140,202

UTILITIES 3.7%

Ameren Missouri Securitization Funding LLC
4.850% due 10/01/2041	3,600	3,587

Consumers Energy Co.
4.700% due 01/15/2030	1,750	1,758
4.900% due 02/15/2029	5,300	5,369

DTE Electric Securitization Funding LLC
5.970% due 03/01/2033	4,180	4,395

Empire District Bondco LLC
4.943% due 01/01/2035	9,117	9,168

Evergy Metro, Inc.
5.400% due 04/01/2034	900	914

Florida Power & Light Co.
5.150% due 06/15/2029	8,500	8,737
5.300% due 06/15/2034	3,000	3,072

National Grid PLC
5.602% due 06/12/2028	3,100	3,181

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	8,000	8,116

NBN Co. Ltd.
1.450% due 05/05/2026	3,000	2,906
4.250% due 10/01/2029	1,400	1,387

New York State Electric & Gas Corp.
5.650% due 08/15/2028	2,000	2,062

NorthWestern Corp.
5.073% due 03/21/2030	2,400	2,418

Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.300% due 03/15/2027	$3,000	$2,916
5.450% due 06/15/2027	3,500	3,537
6.100% due 01/15/2029	1,200	1,240
6.400% due 06/15/2033	1,900	1,987
6.950% due 03/15/2034	2,700	2,927

PacifiCorp
5.300% due 02/15/2031	2,200	2,246

PG&E Recovery Funding LLC
4.838% due 06/01/2035	7,550	7,585

Public Service Co. of Colorado
5.350% due 05/15/2034	5,000	5,029

Public Service Electric & Gas Co.
4.850% due 08/01/2034	3,700	3,669

Puget Sound Energy, Inc.
5.330% due 06/15/2034	1,900	1,927

San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,285	1,094
5.400% due 04/15/2035	3,000	3,023

Sempra
5.400% due 08/01/2026	1,600	1,613

Southern California Edison Co.
4.875% due 02/01/2027	1,000	1,004

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	5,700	5,696

System Energy Resources, Inc.
5.300% due 12/15/2034	1,500	1,484

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	9,078	8,976
4.966% due 02/01/2044	4,600	4,539

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,056
5.088% due 05/01/2029	4,258	4,286

		129,161

Total Corporate Bonds & Notes (Cost $741,867)		721,294

MUNICIPAL BONDS & NOTES 3.0%

ALABAMA 0.1%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.263% due 09/15/2032	3,545	3,470

CALIFORNIA 1.1%

California State General Obligation Bonds, Series 2025
5.100% due 09/01/2035	2,700	2,746

California State University Revenue Bonds, Series 2020
1.338% due 11/01/2027	1,000	932
1.490% due 11/01/2028	5,400	4,907
1.690% due 11/01/2029	4,400	3,920
1.740% due 11/01/2030	2,600	2,257

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (c)	5,200	4,065

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.787% due 06/01/2031	1,000	885
3.037% due 06/01/2032	4,200	3,689

Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003
5.410% due 08/01/2026	1,375	1,388

Monterey Park, California Revenue Bonds, Series 2021
1.630% due 06/01/2028	250	230
1.893% due 06/01/2030	300	265

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	1,000	918

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	599

San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	1,370	1,376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Bonds, Series 2017
3.063% due 07/01/2025	$5,200	$5,183

University of California Revenue Bonds, Series 2020
1.316% due 05/15/2027	1,200	1,132
1.366% due 05/15/2027	3,000	2,827

		37,319

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Bonds, Series 2021
1.936% due 10/01/2028	1,000	923

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034	5,100	5,236

		6,159

KANSAS 0.1%

Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Bonds, Series 2020
1.861% due 09/01/2028	2,000	1,852
1.961% due 09/01/2029	600	545

		2,397

LOUISIANA 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	4,400	4,315

MICHIGAN 0.1%

Michigan Finance Authority Revenue Bonds, Series 2019
2.466% due 12/01/2025	1,100	1,087
2.596% due 12/01/2026	1,400	1,367

		2,454

NEW YORK 0.6%

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	914

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
2.980% due 11/01/2027	7,000	6,792

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	5,500	5,222

New York State Urban Development Corp. Revenue Bonds, Series 2020
1.496% due 03/15/2027	9,400	8,954

		21,882

SOUTH DAKOTA 0.1%

Educational Enhancement Funding Corp., South Dakota Revenue Bonds, Series 2021
1.245% due 06/01/2025	1,800	1,791
1.495% due 06/01/2026	2,500	2,422

		4,213

TEXAS 0.2%

Houston Community College System, Texas General Obligation Bonds, Series 2021
5.000% due 02/15/2029	2,000	2,059

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	4,635	4,699

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.028% due 04/01/2026	$1,135	$1,137

		7,895

UTAH 0.1%

Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,939

Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	98	98

		2,037

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026	3,300	3,196
2.020% due 06/01/2027	4,400	4,167
2.351% due 06/01/2028	3,000	2,795

		10,158

WISCONSIN 0.1%

Wisconsin State Revenue Bonds, Series 2020
2.299% due 05/01/2028	2,100	1,985

Total Municipal Bonds & Notes (Cost $108,113)		104,284

U.S. GOVERNMENT AGENCIES 46.5%

Fannie Mae
0.750% due 11/25/2050	13,709	9,862
1.630% due 05/01/2027	8,200	7,768
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	12,203
3.430% due 05/01/2028	65	63
4.250% due 04/25/2030 «(a)	8,700	8,640
4.320% due 03/01/2030	7,112	7,095
4.600% due 05/25/2030 «(a)	8,700	8,771
4.694% due 06/25/2037 •	115	113
4.704% due 11/25/2045 •	312	308
4.754% due 12/25/2045 •	182	179
4.804% due 03/25/2035 - 03/25/2046 •	370	366
4.843% due 11/25/2046 •	285	281
4.863% due 11/25/2046 - 12/25/2056 •	2,418	2,364
4.866% due 03/25/2036 •	223	219
4.883% due 12/25/2046 •	1,608	1,591
4.893% due 07/25/2046 - 10/25/2046 •	2,511	2,461
4.943% due 01/25/2047 •	1,560	1,546
5.184% due 06/25/2040 •	125	125
5.390% due 01/25/2055 •	2,535	2,540
5.490% due 03/25/2055 •	993	994
6.379% due 07/01/2034 •	67	69
7.112% due 10/01/2037 •	121	126

Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	16,826	14,965
1.250% due 12/15/2044	1,319	1,097
2.500% due 09/25/2048	3,485	3,202
3.000% due 10/01/2046 - 05/01/2048	12,522	11,051
3.500% due 06/01/2044 - 10/01/2048	843	777
4.000% due 09/01/2048 - 05/01/2049	7,977	7,527
4.500% due 10/01/2048 - 02/01/2049	2,975	2,897
4.650% due 08/25/2028 ~	4,800	4,849
4.763% due 09/15/2035 •	6	6
4.793% due 10/15/2037 - 10/15/2040 •	3,905	3,851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.850% due 09/25/2028	$1,400	$1,423
4.863% due 02/15/2041 •	142	141
4.883% due 07/15/2040 •	1,481	1,471
4.913% due 04/15/2041 •	43	43
4.933% due 11/15/2036 •	38	38
4.943% due 07/15/2041 - 03/15/2042 •	3,955	3,942
5.013% due 04/15/2041 •	353	352
5.280% due 11/25/2054 •	35,710	35,757
5.340% due 08/25/2054 •	4,466	4,477
5.390% due 08/25/2054 •	2,649	2,660
5.430% due 06/25/2031 ~	3,000	3,120
5.490% due 03/25/2055 •	4,377	4,400

Ginnie Mae
1.500% due 10/20/2045	4,997	4,092
3.000% due 01/20/2067	2,597	2,538
3.500% due 09/20/2045	1,255	1,166
4.873% due 08/20/2066 •	1	1
4.910% due 09/20/2065 •	1,223	1,222
4.963% due 07/20/2063 •	284	284
4.993% due 06/20/2065 •	2,674	2,667
5.023% due 03/20/2065 •	1,981	1,976
5.073% due 12/20/2064 - 06/20/2066 •	2,674	2,671
5.103% due 08/20/2061 •	1	1
5.153% due 09/20/2063 •	11	11
5.173% due 10/20/2063 - 09/20/2065 •	214	214
5.193% due 02/20/2066 •	8	8
5.223% due 05/20/2066 •	1,686	1,686
5.303% due 04/20/2066 •	3,110	3,113
5.323% due 04/20/2066 •	3,147	3,151
5.343% due 07/20/2065 •	89	89
5.373% due 12/20/2066 •	2,362	2,366
5.423% due 01/20/2067 •	2,646	2,653
5.573% due 03/20/2066 •	1,298	1,304

Ginnie Mae, TBA
3.000% due 04/01/2055	120,100	106,392

Tennessee Valley Authority
4.375% due 08/01/2034	3,200	3,173
7.125% due 05/01/2030	10,000	11,405

Uniform Mortgage-Backed Security
2.500% due 03/01/2051 - 10/01/2053	73,509	61,323
3.000% due 01/01/2035 - 07/01/2052	339,684	295,438
3.500% due 07/01/2025 - 07/01/2048	5,812	5,518
4.000% due 01/01/2046 - 04/01/2055	135,704	127,042
4.500% due 08/01/2048 - 05/01/2053	167,050	160,235
5.000% due 06/01/2025 - 12/01/2053	85,089	83,648
5.500% due 01/01/2026 - 02/01/2054	30,542	30,534
6.000% due 02/01/2055 - 03/01/2055	91,768	93,245
6.500% due 08/01/2054	61,313	63,249

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2055 - 05/01/2055	76,600	63,700
3.000% due 05/01/2055	23,500	20,364
4.000% due 05/01/2055 - 06/01/2055	280,200	260,645

Total U.S. Government Agencies (Cost $1,584,447)		1,592,855

U.S. TREASURY OBLIGATIONS 15.8%

U.S. Treasury Bonds
4.125% due 08/15/2044	33,000	30,927

U.S. Treasury Notes
4.000% due 07/31/2029 (f)	101,250	101,533
4.125% due 07/31/2031	131,760	132,311
4.375% due 01/31/2032	1,100	1,119
4.625% due 02/15/2035	27,800	28,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 10/31/2030 (f)	$235,425	$245,624

Total U.S. Treasury Obligations (Cost $535,176)		540,237

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%

225 Liberty Street Trust
3.597% due 02/10/2036	1,200	1,135

Banc of America Commercial Mortgage Trust
3.441% due 09/15/2048	3,239	3,220

BANK
1.805% due 11/15/2053	6,000	5,571
2.933% due 09/15/2062	9,283	8,933
3.183% due 08/15/2061	4,300	3,982
4.775% due 10/15/2057	3,000	2,937

Barclays Commercial Mortgage Securities Trust
5.433% due 02/15/2062	3,300	3,392
5.609% due 12/15/2057	5,100	5,257
5.720% due 02/15/2062	1,700	1,782

Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,495
2.888% due 08/15/2057	3,907	3,761
2.957% due 12/15/2062	5,684	5,491
3.780% due 02/15/2051 ~	564	557
4.232% due 01/15/2052	5,700	5,530
5.724% due 04/15/2058 (a)	7,400	7,648

BMO Mortgage Trust
5.566% due 11/15/2057 ~	7,000	7,181
5.625% due 12/15/2057 ~	4,500	4,635
5.857% due 02/15/2057	6,000	6,199

BX Trust
5.163% due 10/15/2036 •	1,080	1,072
5.333% due 10/15/2036 ~	3,000	2,994
5.354% due 12/15/2038 •	2,290	2,286

Cantor Commercial Real Estate Lending
2.817% due 11/15/2052	7,599	7,322

Commercial Mortgage Trust
2.873% due 08/15/2057	1,576	1,518
3.091% due 10/10/2049	3,700	3,569
3.432% due 08/10/2048	548	547
3.510% due 09/10/2050	4,200	4,069
3.694% due 08/10/2047	49	48
3.902% due 07/10/2050	1,072	1,071
4.228% due 05/10/2051	3,800	3,695

Credit Suisse Commercial Mortgage Trust
5.501% due 06/15/2034 •	89	85

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.284% due 10/15/2037 •	5,300	5,250

CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	7,980	7,733
3.808% due 11/15/2048	5,600	5,563

Extended Stay America Trust
5.513% due 07/15/2038 ~	22,433	22,427

Independence Plaza Trust
3.763% due 07/10/2035	3,300	3,266

JP Morgan Chase Commercial Mortgage Securities Trust
5.783% due 12/15/2036 ~	6,000	3,975

JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,819
3.611% due 05/15/2048	966	963
3.639% due 11/15/2047	243	237
3.801% due 08/15/2048	1,156	1,149

JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	2,972	2,869
2.994% due 12/15/2049	108	106

Morgan Stanley Bank of America Merrill Lynch Trust
3.306% due 04/15/2048	1,174	1,171

Morgan Stanley Capital Trust
2.606% due 08/15/2049	312	308
3.067% due 11/15/2052	5,783	5,596
3.587% due 12/15/2050	700	677
3.809% due 12/15/2048	2,000	1,983
5.603% due 12/15/2038 •	8,300	8,067

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	111

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MSWF Commercial Mortgage Trust
6.014% due 12/15/2056 ~	$4,000	$4,266

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •	18,000	17,879

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~	5,700	5,623

SREIT Trust
5.133% due 10/15/2038 ~	3,500	3,469

UBS Commercial Mortgage Trust
2.866% due 10/15/2052	6,258	6,036
2.987% due 12/15/2052	878	850
3.366% due 10/15/2050	1,262	1,245
3.504% due 12/15/2050	3,944	3,889
3.903% due 02/15/2051	2,104	2,087
4.195% due 08/15/2051	967	959

Waikiki Beach Hotel Trust
5.667% due 12/15/2033 ~	10,000	9,978

Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,353	1,296
2.652% due 08/15/2049	1,600	1,546
2.788% due 07/15/2048	33	32
3.311% due 06/15/2052	4,750	4,401
3.540% due 05/15/2048	1,448	1,445
4.147% due 06/15/2051	894	887
5.920% due 11/15/2057 ~	9,900	10,319

WSTN Trust
6.297% due 07/05/2037 •	3,000	3,054

Total Non-Agency Mortgage-Backed Securities (Cost $270,707)		260,402

ASSET-BACKED SECURITIES 12.9%

AUTOMOBILE SEQUENTIAL 3.7%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	6,106
5.360% due 06/20/2030	11,000	11,249
5.440% due 02/22/2028	5,000	5,068
5.810% due 12/20/2029	7,900	8,195
6.020% due 02/20/2030	3,500	3,659

Bank of America Auto Trust
5.660% due 11/15/2029	3,950	4,042

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	5,400	5,478

CarMax Auto Owner Trust
6.000% due 07/17/2028	8,000	8,140

Chesapeake Funding LLC
5.520% due 05/15/2036	2,615	2,644

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,800	3,894

GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,129
5.780% due 08/16/2028	2,000	2,027

GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700	6,706
4.980% due 12/11/2036	6,300	6,412
5.770% due 08/11/2036	5,400	5,641

Hertz Vehicle Financing LLC
5.570% due 09/25/2029	8,000	8,142
6.150% due 03/25/2030	3,400	3,527

Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	1,000	1,004
4.570% due 03/21/2029	4,700	4,722

Nissan Auto Lease Trust
4.910% due 04/15/2027	10,000	10,045
4.970% due 09/15/2028	2,200	2,213

SBNA Auto Lease Trust
6.520% due 04/20/2028	1,000	1,019

SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	505
4.950% due 05/21/2029	900	905

Toyota Lease Owner Trust
5.660% due 11/20/2026	2,000	2,012

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	4,400	4,425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

World Omni Auto Receivables Trust
5.030% due 11/15/2029	$900	$912
5.150% due 11/15/2028	2,400	2,412

		126,233

CMBS OTHER 1.5%

ACREC Ltd.
5.581% due 10/16/2036 •	1,836	1,834

Arbor Realty Commercial Real Estate Notes Ltd.
5.784% due 11/15/2036 •	6,578	6,588

AREIT Trust
5.514% due 11/17/2038 ~	379	377
5.597% due 01/20/2037 •	3,197	3,183
6.431% due 08/17/2041 ~	2,071	2,079
6.561% due 06/17/2039 ~	2,956	2,962

BDS Ltd.
5.781% due 12/16/2036 ~	2,357	2,359
6.453% due 08/19/2038 ~	2,164	2,166

BXMT Ltd.
6.334% due 11/15/2037 •	2,834	2,821

GPMT Ltd.
5.784% due 12/15/2036 •	892	886
5.931% due 07/16/2035 ~	3,271	3,253

LoanCore Issuer Ltd.
5.734% due 11/15/2038 ~	2,809	2,812

MF1 LLC
6.952% due 09/17/2037 •	2,449	2,451

MF1 Ltd.
5.511% due 10/16/2036 ~	1,689	1,686
6.134% due 12/15/2035 •	1,781	1,782

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~	1,288	1,286

PFP Ltd.
6.595% due 08/19/2035 •	2,147	2,150

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~	6,358	6,312

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	4,827	4,813

		51,800

CREDIT CARD BULLET 1.3%

American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,024
4.870% due 05/15/2028	10,000	10,059
4.950% due 10/15/2027	2,500	2,506
5.240% due 04/15/2031	6,000	6,210

Bank of America Credit Card Trust
4.790% due 05/15/2028	12,600	12,661

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	9,600	9,645

		43,105

CREDIT CARD OTHER 0.4%

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	8,300	8,306

Synchrony Card Funding LLC
5.740% due 10/15/2029	5,000	5,102

		13,408

OTHER ABS 6.0%

AIMCO CLO
5.553% due 10/17/2034 ~	5,950	5,951

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •	4,200	4,178
5.730% due 04/22/2034 ~	2,600	2,602

Anchorage Credit Funding Ltd.
3.900% due 07/28/2037	771	762
3.928% due 04/25/2038	2,900	2,815

Apidos CLO
5.543% due 04/17/2034 •(a)	6,800	6,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •	$1,000	$996
5.396% due 01/18/2035 •	2,000	2,000

Bethpage Park CLO Ltd.
5.694% due 01/15/2035 •	5,691	5,695

Birch Grove CLO Ltd.
5.893% due 07/17/2037 ~	6,200	6,205

Carlyle Global Market Strategies CLO Ltd.
5.612% due 07/27/2031 •	859	859

Catamaran CLO Ltd.
5.652% due 04/22/2030 •	2,846	2,847

CBAM Ltd.
5.932% due 07/15/2037 •	9,200	9,214

CIFC Funding Ltd.
5.655% due 07/18/2031 •	2,115	2,115

DLLMT LLC
5.340% due 03/22/2027	3,856	3,874
5.350% due 03/20/2031	5,660	5,736

Dryden Senior Loan Fund
5.362% due 08/20/2034 •	3,600	3,599

ECMC Group Student Loan Trust
5.204% due 02/27/2068 •	2,775	2,759
5.254% due 09/25/2068 •	3,782	3,760
5.454% due 01/27/2070 ~	4,912	4,925
5.504% due 05/25/2067 •	2,391	2,401

Elevation CLO Ltd.
5.430% due 07/25/2034 ~	2,200	2,187
5.600% due 01/25/2035 ~	4,500	4,498

Elmwood CLO Ltd.
5.630% due 04/22/2035 •	8,000	8,000

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(a)	3,000	3,000

Gallatin CLO Ltd.
5.654% due 07/15/2031 •	2,429	2,432

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •	5,000	4,992
5.443% due 10/20/2034 •	4,500	4,490

Jamestown CLO Ltd.
5.420% due 07/25/2034 •	3,200	3,190

KKR CLO Ltd.
5.495% due 07/18/2030 •	396	396
5.564% due 04/15/2031 •	1,386	1,387

LCM Ltd.
5.386% due 01/15/2034 •	1,000	995

Magnetite Ltd.
5.452% due 10/15/2031 •	1,420	1,421
5.652% due 04/15/2035 •	4,400	4,404

Marathon CLO Ltd.
5.502% due 04/15/2032 ~	2,182	2,183

MMAF Equipment Finance LLC
5.610% due 07/10/2028	2,943	2,950

Navient Private Education Loan Trust
5.884% due 07/16/2040 ~	1,708	1,718

Navient Private Education Refi Loan Trust
5.334% due 01/15/2043 •	349	349
5.434% due 04/15/2069 ~	1,372	1,373

Navient Student Loan Trust
5.254% due 07/26/2066 ~	1,922	1,914
6.480% due 03/15/2072	1,117	1,150

Neuberger Berman CLO Ltd.
5.484% due 10/15/2029 •	1,393	1,394

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •	2,800	2,800
5.370% due 10/14/2036 •	2,800	2,800

OCP CLO Ltd.
5.675% due 07/20/2029 •	70	70

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •	6,700	6,693

OFSI BSL X Ltd.
5.563% due 04/20/2034 •	3,500	3,499

OZLM Ltd.
5.715% due 07/20/2032 •	4,033	4,033

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~	$387	$387

Parallel Ltd.
5.426% due 07/15/2034 •	4,200	4,187

Pawneee Equipment Receivables LLC
5.170% due 02/15/2028	818	819

Rad CLO Ltd.
5.678% due 07/24/2032 •	2,032	2,033

Romark CLO Ltd.
5.582% due 10/23/2030 •	1,379	1,380

Saranac CLO Ltd.
5.699% due 08/13/2031 ~	751	751

SLM Private Education Loan Trust
9.184% due 10/15/2041 •	2,496	2,627

SMB Private Education Loan Trust
5.164% due 01/15/2053 ~	2,525	2,481
5.285% due 09/15/2054 •	473	472

TCW CLO Ltd.
5.622% due 08/16/2034 •	2,600	2,597

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	500	502

Trinitas CLO Ltd.
5.640% due 01/25/2034 •	6,800	6,797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
5.545% due 07/20/2030 ~	$3,592	$3,592
5.605% due 07/20/2030 •	1,690	1,690

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~	5,535	5,535

Verizon Master Trust
4.350% due 08/20/2032	7,500	7,473

Voya CLO Ltd.
5.355% due 04/20/2034 •	3,300	3,300
5.514% due 04/17/2030 •	1,097	1,096

Wind River CLO Ltd.
5.624% due 10/15/2034 •	5,200	5,179

		207,309

Total Asset-Backed Securities (Cost $438,850)		441,855

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
6.000% due 05/13/2030	1,900	1,940

Total Sovereign Issues (Cost $1,890)		1,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.7%

REPURCHASE AGREEMENTS (d) 10.7%
		$368,100

U.S. TREASURY BILLS 0.0%
4.291% due 06/05/2025 - 06/26/2025 (b)(c)	$577	572

Total Short-Term Instruments (Cost $368,672)		368,672

Total Investments in Securities (Cost $4,049,722)		4,031,539

Total Investments 117.6% (Cost $4,049,722)		$4,031,539

Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $(1,626))		(1,015)

Other Assets and Liabilities, net (17.6)%		(602,663)

Net Assets 100.0%		$3,427,861

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.380%	03/25/2025	04/01/2025	$35,000	U.S. Treasury Notes 4.375% due 07/31/2026	$(35,792)	$35,000	$35,030
	4.380	03/25/2025	04/02/2025	35,000	U.S. Treasury Notes 2.750% due 02/15/2028	(35,891)	35,000	35,030
	4.380	04/01/2025	04/02/2025	154,800	U.S. Treasury Notes 4.000% due 12/15/2027	(158,080)	154,800	154,800
FICC STR	4.360	03/31/2025	04/01/2025	143,300	U.S. Treasury Bonds 4.750% due 11/15/2053	(146,166)	143,300	143,317

Total Repurchase Agreements						$(375,929)	$368,100	$368,177

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$149	$149
BOS	224,860	0	0	224,860	(229,763)	(4,903)
FICC STR	143,317	0	0	143,317	(146,166)	(2,849)

Total Borrowings and Other Financing Transactions	$368,177	$0	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	113

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

Cash of $149 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	2,323	$481,260	$2,630	$0	$(18)
U.S. Treasury 5-Year Note June Futures	06/2025	3,245	350,967	3,522	0	(102)
U.S. Treasury 10-Year Note June Futures	06/2025	898	99,874	1,758	14	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	589	67,220	483	55	0

				$8,393	$69	$(120)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	568	$(69,438)	$(943)	$0	$(248)

Total Futures Contracts				$7,450	$69	$(368)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.257%	$3,900	$(147)	$155	$8	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.287	900	12	(7)	5	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346	3,000	45	(20)	25	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.405	900	8	1	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514	4,450	(15)	82	67	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	0.471	3,500	(22)	54	32	0	(2)

						$(119)	$265	$146	$1	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	09/05/2028	$	195,000	$(2,270)	$2,283	$13	$0	$(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		15,400	(35)	243	208	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		72,600	748	(584)	164	0	(74)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		139,330	(2,558)	(956)	(3,514)	0	(266)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		39,400	(383)	(410)	(793)	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		20,900	2,991	0	2,991	0	(147)

							$(1,507)	$576	$(931)	$0	$(713)

Total Swap Agreements							$(1,626)	$841	$(785)	$1	$(717)

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$69	$1	$70	$0	$(368)	$(717)	$(1,085)

(f)

Securities with an aggregate market value of $28,314 and cash of $12,634 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$69	$69
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$69	$70

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$368	$368
Swap Agreements	0	4	0	0	713	717

	$0	$4	$0	$0	$1,081	$1,085

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,850	$1,850
Swap Agreements	0	202	0	0	4,461	4,663

	$0	$202	$0	$0	$6,311	$6,513

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	115

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)	March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,730	$7,730
Swap Agreements	0	(63)	0	0	577	514

	$0	$(63)	$0	$0	$8,307	$8,244

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$451,931	$0	$451,931
Industrials	0	140,202	0	140,202
Utilities	0	129,161	0	129,161
Municipal Bonds & Notes
Alabama	0	3,470	0	3,470
California	0	37,319	0	37,319
Florida	0	6,159	0	6,159
Kansas	0	2,397	0	2,397
Louisiana	0	4,315	0	4,315
Michigan	0	2,454	0	2,454
New York	0	21,882	0	21,882
South Dakota	0	4,213	0	4,213
Texas	0	7,895	0	7,895
Utah	0	2,037	0	2,037
West Virginia	0	10,158	0	10,158
Wisconsin	0	1,985	0	1,985
U.S. Government Agencies	0	1,575,444	17,411	1,592,855
U.S. Treasury Obligations	0	540,237	0	540,237
Non-Agency Mortgage-Backed Securities	0	260,402	0	260,402
Asset-Backed Securities
Automobile Sequential	0	126,233	0	126,233
CMBS Other	0	51,800	0	51,800

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Credit Card Bullet	$0	$43,105	$0	$43,105
Credit Card Other	0	13,408	0	13,408
Other ABS	0	207,309	0	207,309
Sovereign Issues	0	1,940	0	1,940
Short-Term Instruments
Repurchase Agreements	0	368,100	0	368,100
U.S. Treasury Bills	0	572	0	572

Total Investments	$0	$4,014,128	$17,411	$4,031,539

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$70	$0	$70

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,085)	$0	$(1,085)

Total Financial Derivative Instruments	$0	$(1,015)	$0	$(1,015)

Totals	$0	$4,013,113	$17,411	$4,030,524

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 352.0%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Ambac Assurance Corp.
5.100% (e)	$38	$52

INDUSTRIALS 0.1%

CVS Pass-Through Trust
6.036% due 12/10/2028	534	538

Total Corporate Bonds & Notes (Cost $584)		590

MUNICIPAL BONDS & NOTES 0.4%

TEXAS 0.4%

Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	4,320

Total Municipal Bonds & Notes (Cost $5,934)		4,320

U.S. GOVERNMENT AGENCIES 326.2%

Fannie Mae
0.000% due 10/25/2042 - 10/25/2045 •	1,221	778
0.200% due 02/25/2043 •(a)	1,625	11
1.500% due 02/25/2036 (a)	37,554	1,957
1.546% due 11/25/2049 •(a)	1,981	254
1.600% due 06/25/2042 •	379	323
1.696% due 07/25/2042 - 08/25/2042 •(a)	5,092	529
1.798% due 07/25/2044 ~(a)	332	13
1.839% due 07/25/2052 •(a)	329	16
1.847% due 10/25/2046 •(a)	185	8
1.994% due 07/25/2044 •(a)	484	26
2.016% due 04/25/2046 •(a)	304	15
2.133% due 08/25/2044 •(a)	279	17
2.135% due 01/25/2045 ~(a)	302	16
2.151% due 04/25/2055 ~(a)	564	28
2.154% due 03/25/2045 ~(a)	707	39
2.242% due 01/25/2031 ~(a)	6,614	413
2.271% due 07/25/2045 ~(a)	1,524	89
2.275% due 08/25/2054 •(a)	646	34
2.500% due 02/25/2051 (a)	7,486	1,249
2.524% due 08/25/2055 •(a)	352	20
3.000% due 11/01/2042 - 05/01/2058	9,703	8,460
3.000% due 11/25/2043 - 12/25/2048 (a)	7,490	943
3.288% due 09/26/2033 •	1	1
3.500% due 04/25/2046 (a)	210	16
3.500% due 06/01/2056 - 01/01/2059	22,218	20,002
3.575% due 02/01/2026	9,000	8,915
4.000% due 09/01/2043 - 10/01/2043	175	168
4.000% due 06/25/2044 (a)	48	3
4.240% due 10/01/2031 •	12	11
4.292% due 08/01/2026 - 11/01/2028 •	9	9
4.374% due 02/01/2028 •	5,997	5,993
4.392% due 08/01/2028 •	8	8
4.440% due 06/01/2033	2,000	1,981
4.470% due 02/01/2028 •	4	4
4.473% due 05/01/2036 •	1	1
4.485% due 05/01/2036 •	37	36
4.490% due 04/01/2033	2,000	1,992
4.500% due 11/01/2028 •	5	5
4.500% due 06/01/2030 - 04/01/2059	16,174	15,796
4.526% due 12/25/2036 - 07/25/2037 •	795	780
4.550% due 05/01/2028	200	202
4.580% due 08/01/2033	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.615% due 05/01/2036 •	$1	$1
4.630% due 07/01/2033	3,463	3,479
4.631% due 05/01/2036 •	1	1
4.655% due 07/25/2032 •	31	31
4.700% due 04/01/2033	3,682	3,680
4.826% due 02/25/2033 •	6	6
4.854% due 06/25/2029 - 04/25/2032 •	16	16
4.860% due 07/01/2033	2,500	2,549
4.862% due 04/18/2028 - 12/18/2032 •	10	10
4.900% due 10/01/2028	709	723
4.904% due 06/25/2046 •	701	690
4.912% due 10/18/2030 •	6	6
4.954% due 06/25/2030 - 11/25/2059 •	10,552	10,406
4.990% due 03/01/2031	1,480	1,511
5.000% due 11/25/2028 - 11/01/2039	140	139
5.091% due 02/01/2031 •	13	13
5.094% due 01/01/2029 •	2	2
5.154% due 10/25/2037 •	1,268	1,268
5.230% due 03/01/2035 •	25	25
5.286% due 05/01/2030 •	6	6
5.300% due 09/01/2038	1,033	1,078
5.353% due 02/01/2026 •	1	1
5.354% due 04/25/2032 •	3	3
5.395% due 09/01/2030 - 04/01/2032 •	2	2
5.498% due 02/01/2031 •	9	10
5.500% due 08/01/2039 - 11/01/2039	903	900
5.570% due 10/01/2028	865	891
5.591% due 01/01/2049 •	1,299	1,337
5.610% due 10/01/2028	883	910
5.645% due 06/01/2029 - 06/01/2030 •	13	13
5.730% due 10/01/2028	1,122	1,174
5.742% due 09/01/2034 •	1	1
5.750% due 12/01/2030 •	12	13
5.886% due 08/01/2042 - 10/01/2044 •	482	487
6.000% due 04/25/2031 - 02/01/2037	150	154
6.030% due 02/01/2030 •	16	16
6.086% due 10/01/2030 - 09/01/2040 •	32	33
6.118% due 03/01/2035 •	12	12
6.175% due 11/01/2035 •	212	214
6.221% due 01/01/2035 •	6	6
6.250% due 05/01/2035 •	8	8
6.300% due 06/25/2031 ~	41	41
6.320% due 02/01/2027 •	1	1
6.390% due 11/01/2035 •	54	55
6.405% due 11/01/2035 •	4	4
6.409% due 09/01/2035 •	36	36
6.452% due 02/01/2034 •	10	10
6.500% due 06/25/2028 - 10/25/2031	216	224
6.500% due 04/25/2038 (a)	100	23
6.540% due 12/01/2031 •	1	2
6.583% due 11/01/2035 •	3	3
6.600% due 01/01/2030 •	26	26
6.675% due 02/01/2035 •	12	13
6.716% due 11/01/2048 •	530	547
6.726% due 12/01/2027 •	3	3
6.734% due 06/01/2035 •	15	16
6.803% due 05/25/2035 ~	32	32
6.850% due 12/18/2027	28	28
6.874% due 12/01/2048 •	677	700
6.912% due 02/01/2036 •	8	8
6.941% due 09/01/2031 •	3	3
6.989% due 06/01/2032 •	13	13
7.000% due 11/25/2026 - 09/01/2032	13	13
7.250% due 08/01/2029 •	3	3
7.260% due 06/01/2035 •	55	56
7.277% due 07/01/2032 •	11	11
7.310% due 09/01/2035 •	3	3
7.350% due 01/01/2026 •	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.372% due 05/01/2036 •	$9	$9
7.375% due 08/01/2035 •	26	27
7.422% due 09/01/2035 •	29	30
7.430% due 07/01/2035 •	6	6
7.435% due 09/01/2034 •	31	31
7.460% due 05/01/2035 •	22	23
7.500% due 11/20/2026 - 07/25/2041	77	77
7.511% due 07/01/2035 •	13	13
7.518% due 07/01/2034 •	62	63

Fannie Mae, TBA
3.000% due 06/01/2040	198,000	171,618

Farmer Mac
8.850% due 04/25/2030 «•	26	26

Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	7,161	6,522
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	35,165	22,768
0.355% due 05/15/2035 •	2,839	2,769
1.655% due 10/15/2037 ~(a)	107	5
1.837% due 05/15/2037 •(a)	277	15
1.950% due 10/15/2037 •(a)	46	2
2.000% due 11/25/2050 (a)	5,724	734
2.063% due 03/15/2037 •(a)	116	6
2.207% due 11/15/2036 •(a)	303	18
2.261% due 11/15/2038 ~(a)	331	19
2.270% due 08/15/2041 ~(a)	99	6
2.286% due 02/15/2038 ~(a)	197	11
2.299% due 12/15/2043 •	1,175	1,069
2.313% due 10/15/2041 ~(a)	195	12
2.335% due 06/15/2038 ~(a)	247	15
2.500% due 12/15/2027 - 10/15/2052 (a)	40,999	6,263
2.618% due 08/15/2036 ~(a)	133	8
3.000% due 08/15/2032 - 08/01/2046	5,066	4,735
3.000% due 02/15/2033 - 09/15/2048 (a)	2,560	237
3.500% due 08/15/2026 - 08/15/2045 (a)	10,792	1,725
3.500% due 09/01/2032	1,003	981
4.000% due 06/01/2029 - 12/01/2048	7,025	6,692
4.000% due 01/15/2046 (a)	3,184	558
4.335% due 07/01/2030 •	43	42
4.500% due 03/01/2029 - 06/01/2048	4,451	4,397
4.574% due 07/25/2031 •	21	21
4.598% due 08/15/2032 ~	6	6
4.616% due 03/01/2029 •	1	1
4.660% due 01/25/2031	6,100	6,150
4.704% due 05/25/2031 •	62	62
4.713% due 07/15/2034 •	1	1
4.734% due 09/25/2031 •	25	25
4.763% due 06/15/2048 - 12/15/2048 •	2,682	2,634
4.793% due 10/15/2037 - 10/15/2040 •	5,151	5,081
4.813% due 12/15/2029 •	21	20
4.913% due 09/15/2026 - 12/15/2031 •	8	8
4.943% due 12/15/2046 •	351	347
4.963% due 02/15/2028 - 03/15/2032 •	1	1
5.000% due 09/01/2025 - 07/01/2041	4,075	4,110
5.004% due 01/25/2050 •	1,369	1,340
5.013% due 03/15/2032 - 03/15/2044 •	852	848
5.063% due 08/15/2035 •	191	191
5.413% due 04/15/2031 •	148	150
5.463% due 06/15/2031 •	11	11
5.500% due 11/01/2030 - 06/01/2041	9,789	9,978
5.663% due 07/15/2027 •	31	31
6.000% due 09/15/2026 - 05/01/2040	1,462	1,519
6.250% due 12/15/2028	32	33
6.262% due 01/01/2028 •	2	2

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	117

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.299% due 03/01/2033 •	$26	$26
6.348% due 12/01/2032 •	4	4
6.369% due 09/01/2028 •	1	1
6.500% due 06/15/2027 - 10/25/2043	609	627
6.624% due 03/01/2032 •	3	3
6.625% due 08/01/2027 •	1	1
6.643% due 12/01/2026 - 02/01/2027 •	11	11
6.650% due 12/01/2029 •	1	1
6.658% due 07/01/2028 •	25	25
6.716% due 07/01/2035 •	78	80
6.750% due 03/01/2033 •	8	8
6.783% due 11/01/2027 •	14	14
6.982% due 08/01/2035 •	4	4
7.000% due 01/01/2026 - 12/01/2032	10	11
7.025% due 11/01/2029 •	41	41
7.125% due 10/01/2035 •	16	16
7.148% due 12/01/2035 •	170	175
7.157% due 06/01/2028 •	1	1
7.169% due 05/01/2032 •	60	62
7.296% due 10/01/2036 •	25	25
7.390% due 05/01/2032 •	4	4
7.404% due 07/01/2030 •	1	1
7.482% due 07/01/2027 •	1	1
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	18	19
7.647% due 11/01/2034 •	9	9
7.740% due 02/01/2027 •	1	1
8.000% due 06/01/2030 - 09/01/2030	1	0

Ginnie Mae
0.000% due 03/20/2035 (b)(d)	113	106
0.000% due 06/20/2043 - 12/20/2045 ~(a)	2,250	86
0.000% due 09/20/2045 •	1,736	1,111
0.102% due 06/20/2042 •(a)	490	23
0.152% due 06/20/2042 ~(a)	451	21
1.088% due 03/16/2051 ~(a)	617	1
2.500% due 03/20/2027 - 09/20/2051	35,666	30,504
3.000% due 12/15/2042 - 11/20/2067	18,096	16,522
3.000% due 06/20/2046 (a)	149	10
3.500% due 11/15/2041 - 02/20/2052	70,335	65,107
3.500% due 08/20/2042 - 09/20/2046 (a)	5,433	570
4.000% due 09/15/2040 - 03/15/2052	20,090	19,202
4.500% due 06/15/2035 - 01/20/2049	17,236	16,812
4.625% due 07/20/2025 - 07/20/2035 •	1,865	1,878
4.750% due 12/20/2029 - 12/20/2032 •	294	297
4.875% due 04/20/2025 - 04/20/2033 •	919	924
5.000% due 05/20/2025 - 08/20/2030 •	228	228
5.000% due 05/15/2033 - 12/20/2048	9,716	9,806
5.078% due 01/20/2059 •	20	20
5.125% due 01/20/2034 •	898	922
5.340% due 10/20/2058 •	2	2
5.473% due 07/20/2070 - 08/20/2070 •	14,264	14,417
5.500% due 05/20/2025 - 09/20/2030 •	20	20
5.500% due 09/15/2031 - 07/15/2041	4,034	4,161
5.673% due 10/20/2070 •	7,148	7,254
5.844% due 09/20/2071 •	24,545	25,210
6.000% due 09/15/2036 - 12/15/2040	732	757
6.500% due 01/15/2028 - 07/15/2039	812	843
7.000% due 09/15/2025 - 09/20/2028	3	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 06/15/2027 - 10/15/2031	$15	$13
8.000% due 12/15/2028 - 09/15/2031	14	16
8.500% due 06/15/2027 - 01/20/2031	112	114
9.000% due 08/20/2030	1	1

Ginnie Mae, TBA
2.000% due 04/01/2055 - 05/01/2055	99,600	81,474
2.500% due 04/01/2055 - 05/01/2055	94,850	80,911
3.000% due 04/01/2055 - 05/01/2055	253,350	224,401
3.500% due 04/01/2055	17,882	16,364
4.000% due 04/01/2055 - 05/01/2055	38,650	36,184
4.500% due 04/01/2055 - 05/01/2055	42,900	41,155
5.000% due 04/01/2055 - 05/01/2055	54,800	53,886
5.500% due 04/01/2055 - 05/01/2055	33,500	33,562

U.S. Small Business Administration
5.370% due 04/01/2028	343	346
5.490% due 05/01/2028	339	341
5.870% due 05/01/2026 - 07/01/2028	203	205
6.220% due 12/01/2028	50	51

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	285	216
2.000% due 11/01/2026 - 04/01/2036	8,631	7,880
2.500% due 01/01/2032 - 04/01/2052	37,549	31,917
3.000% due 10/01/2026 - 04/01/2052	205,744	180,864
3.500% due 09/01/2025 - 05/01/2050	71,627	66,418
4.000% due 12/01/2025 - 06/01/2049	60,391	58,114
4.500% due 09/01/2025 - 01/01/2049	13,625	13,422
5.000% due 09/01/2025 - 06/01/2053	7,666	7,636
5.500% due 11/01/2028 - 02/01/2042	5,518	5,620
6.000% due 09/01/2028 - 05/01/2041	6,716	6,955
6.500% due 02/01/2026 - 04/01/2043	3,131	3,259
8.000% due 07/01/2030 - 10/01/2030	4	4

Uniform Mortgage-Backed Security, TBA
1.500% due 04/01/2055	14,400	10,875
2.000% due 04/01/2040	18,600	16,813
2.500% due 05/01/2055	33,430	27,800
3.000% due 04/01/2040 - 05/01/2055	386,380	339,097
3.500% due 04/01/2040	97,900	94,186
4.000% due 05/01/2055	64,040	59,584
4.500% due 04/01/2040 - 06/01/2055	626,518	598,877
5.000% due 04/01/2040 - 05/01/2055	480,304	470,376
5.500% due 04/01/2040 - 05/01/2055	362,800	362,124
6.000% due 06/01/2055	87,600	88,806
7.000% due 05/01/2055	18,400	19,230

Vendee Mortgage Trust
6.365% due 01/15/2030 •	61	62
6.500% due 03/15/2029	78	78

Total U.S. Government Agencies (Cost $3,700,872)		3,627,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 6.5%

U.S. Treasury Bonds
4.125% due 08/15/2044 (g)	$77,200	$72,351

Total U.S. Treasury Obligations (Cost $77,943)		72,351

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%

Adjustable Rate Mortgage Trust
5.837% due 09/25/2035 ~	148	131

Banc of America Funding Trust
5.014% due 05/20/2035 •	197	181
6.253% due 10/25/2036 þ	383	336
6.337% due 01/25/2037 þ	385	356

Banc of America Mortgage Trust
5.068% due 02/25/2036 •	74	67
6.608% due 07/25/2034 •	1	1
6.964% due 06/20/2031 ~	18	18

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	1	1
4.913% due 11/25/2030 •	1	1
6.500% due 01/25/2034 •	1	1
7.375% due 08/25/2033 ~	54	52
7.480% due 08/25/2033 •	48	46

Bear Stearns ALT-A Trust
4.346% due 11/25/2036 •	143	66
4.639% due 11/25/2036 •	288	167
4.676% due 11/25/2036 •	395	205
5.564% due 05/25/2035 ~	77	73

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •	489	380

BellaVista Mortgage Trust
4.931% due 05/20/2045 ~	100	66

Chase Mortgage Finance Trust
4.738% due 09/25/2036 ~	14	13
6.000% due 07/25/2037	1,504	672

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.615% due 05/25/2036 •	44	42
4.685% due 08/25/2035 •	61	59
4.848% due 01/25/2035 •	123	114

Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •	55	55
6.210% due 08/25/2035 •	50	45
6.500% due 06/25/2054 •	1,805	1,847
7.410% due 05/25/2035 •	1	1

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	337	292

Countrywide Alternative Loan Resecuritization Trust
14.584% due 08/25/2037 ~	80	36

Countrywide Alternative Loan Trust
4.714% due 09/20/2046 ~	5,457	4,747
4.815% due 09/25/2046 •	1,989	1,844
4.834% due 07/20/2046 •	221	188
4.835% due 05/25/2036 ~	25	22
4.855% due 05/25/2035 ~	319	304
4.875% due 05/25/2035 ~	43	40
4.935% due 05/25/2035 •	86	67
4.935% due 09/25/2046 •	3,663	2,943
4.935% due 10/25/2046 •	280	212
4.955% due 07/25/2046 ~	1,491	1,059
4.995% due 12/25/2035 •	139	126
5.074% due 12/20/2035 ~	387	363
5.115% due 10/25/2046 ~	1,249	921
6.250% due 11/25/2036	540	400

Countrywide Home Loan Mortgage Pass-Through Trust
4.669% due 11/25/2037 •	272	256
4.895% due 05/25/2035 ~	352	309
4.933% due 09/25/2047 •	210	193
4.941% due 09/25/2034 •	110	101
4.975% due 02/25/2035 •	30	29
5.015% due 04/25/2035 •	191	182
5.015% due 04/25/2035 ~	6	6
5.075% due 03/25/2035 ~	26	24
5.095% due 02/25/2035 ~	232	218
5.115% due 02/25/2035 •	5	5

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.115% due 03/25/2036 ~	$8	$1
5.135% due 02/25/2036 ~	12	4
6.250% due 07/19/2031 •	2	2
6.306% due 06/19/2031 •	2	2

Credit Suisse First Boston Mortgage Securities Corp.
5.994% due 06/25/2033 ~	3	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	1,009	830
4.699% due 05/27/2053 •	4,344	3,453
6.079% due 04/25/2037 þ	1,729	471

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.535% due 10/25/2036 •	6	5

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	4	4

GreenPoint Mortgage Funding Trust
4.835% due 12/25/2046 ~	1,122	1,087
4.975% due 04/25/2036 ~	370	332

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.394% due 10/25/2033 •	6	6

GS Mortgage Securities Corp. Trust
5.517% due 07/15/2031 •	2,000	1,560

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 •	14,616	12,465

GSR Mortgage Loan Trust
4.697% due 04/25/2036 •	113	74
4.955% due 08/25/2046 •	2,056	458
5.058% due 06/25/2034 ~	7	7

HarborView Mortgage Loan Trust
2.731% due 11/19/2034 ~	17	13
4.691% due 03/19/2037 •	180	166
4.871% due 05/19/2046 •	510	158
5.721% due 08/19/2034 ~	424	394
6.023% due 08/19/2036 ~	19	19

HomeBanc Mortgage Trust
5.295% due 08/25/2029 ~	55	54

IndyMac Adjustable Rate Mortgage Trust
6.636% due 01/25/2032 ~	1	1

IndyMac INDB Mortgage Loan Trust
5.035% due 11/25/2035 •	78	45

IndyMac INDX Mortgage Loan Trust
3.419% due 01/25/2036 ~	146	130
3.600% due 01/25/2036 ~	1	0
3.834% due 08/25/2035 •	370	269
4.099% due 08/25/2036 •	6,531	5,532
4.720% due 12/25/2034 ~	2	2
4.735% due 06/25/2037 •	285	101
4.855% due 05/25/2046 •	449	407
4.915% due 04/25/2035 ~	40	33
4.915% due 07/25/2035 ~	323	296
5.075% due 02/25/2035 ~	59	54

JP Morgan Mortgage Trust
3.000% due 04/25/2052 •	5,463	4,685
3.000% due 05/25/2052 •	6,331	5,429
5.335% due 12/25/2049 ~	1,281	1,226
5.385% due 08/25/2049 •	650	625
5.784% due 10/25/2035 •	454	428

Lehman XS Trust
5.075% due 11/25/2046 ~	1,568	1,204

Luminent Mortgage Trust
4.795% due 12/25/2036 ~	211	203

MASTR Adjustable Rate Mortgages Trust
4.915% due 05/25/2037 •	327	131
5.035% due 05/25/2047 •	6	6
5.115% due 05/25/2047 •	3,350	2,779

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	63	45

MASTR Seasoned Securitization Trust
5.037% due 10/25/2032 ~	43	40

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •	49	47
5.314% due 11/15/2031 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874% due 12/15/2030 ~	$62	$60
4.914% due 06/15/2030 ~	48	47

Merrill Lynch Alternative Note Asset Trust
5.035% due 03/25/2037 •	844	199

Merrill Lynch Mortgage Investors Trust
5.205% due 04/25/2035 ~	3	3
5.313% due 10/25/2028 •	4	4
5.474% due 01/25/2029 •	486	414

Morgan Stanley Mortgage Loan Trust
4.945% due 02/25/2047 •	757	302
5.551% due 07/25/2035 •	273	226

Mortgage Equity Conversion Asset Trust
4.530% due 01/25/2042 •	3,894	3,824
4.540% due 05/25/2042 ~	2,279	2,241
4.560% due 02/25/2042 •	461	453

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	4,604	4,415

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 •	88	87

OBX Trust
3.000% due 01/25/2052 •	2,596	2,214

Prime Mortgage Trust
4.835% due 02/25/2034 •	6	5

Residential Accredit Loans, Inc. Trust
4.353% due 08/25/2035 ~	424	162
4.975% due 05/25/2046 •	336	276

Residential Funding Mortgage Securities, Inc. Trust
5.874% due 09/25/2035 ~	588	378

Sequoia Mortgage Trust
4.801% due 01/20/2047 ~	238	172
5.071% due 04/19/2027 •	4	4
5.131% due 10/19/2026 ~	3	3
5.194% due 10/20/2027 •	32	31

Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~	50	50
4.526% due 11/25/2035 ~	140	128
4.811% due 08/25/2035 ~	4	4
5.168% due 07/25/2035 •	16	13
5.170% due 06/25/2034 ~	151	146
6.054% due 07/25/2034 •	9	9
6.190% due 10/25/2037 •	687	618

Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~	61	25
4.815% due 06/25/2036 •	45	45
4.855% due 05/25/2036 •	360	257
4.895% due 05/25/2045 ~	405	384
4.931% due 07/19/2035 ~	77	73
4.931% due 07/19/2035 •	299	294
5.035% due 08/25/2036 •	1,974	1,434
5.091% due 09/19/2032 ~	121	116
5.091% due 10/19/2034 ~	29	27
5.131% due 03/19/2034 •	144	137
6.750% due 05/02/2030 •	49	0

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.554% due 06/25/2033 ~	1	1

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	853	199
6.470% due 09/25/2036 þ	9,085	214
6.515% due 07/25/2037 þ	1,350	501

Thornburg Mortgage Securities Trust
5.811% due 06/25/2043 •	65	63

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	5,423	5,177

WaMu Mortgage Pass-Through Certificates Trust
3.727% due 04/25/2037 •	455	414
4.356% due 12/25/2036 •	426	389
4.955% due 11/25/2045 •	364	349
5.015% due 10/25/2045 •	24	24
5.075% due 01/25/2045 ~	78	77
5.075% due 07/25/2045 •	13	13
5.095% due 01/25/2045 •	216	215
5.179% due 12/25/2035 ~	81	76
5.435% due 07/25/2044 ~	38	37

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.475% due 11/25/2046 ~	$106	$89
5.485% due 12/25/2045 •	699	608
5.635% due 02/25/2046 ~	422	384
5.835% due 11/25/2042 •	13	12
5.885% due 01/25/2047 •	475	436
6.035% due 06/25/2042 •	58	54
6.035% due 08/25/2042 •	143	138
6.211% due 03/25/2034 •	2	2
6.233% due 08/25/2033 •	88	86
6.555% due 09/25/2033 •	43	43

Washington Mutual Mortgage Pass-Through Certificates Trust
6.768% due 07/25/2036 þ	2,121	476
6.769% due 11/25/2030 •	17	17

Wells Fargo Mortgage-Backed Securities Trust
7.305% due 07/25/2034 •	5	5

Total Non-Agency Mortgage-Backed Securities (Cost $109,893)		94,554

ASSET-BACKED SECURITIES 9.7%

CMBS OTHER 0.6%

MF1 LLC
6.467% due 06/19/2037 ~	2,966	2,965

MF1 Ltd.
5.511% due 10/16/2036 ~	3,315	3,309

		6,274

HOME EQUITY OTHER 2.5%

ABFC Trust
5.135% due 06/25/2034 •	93	93
5.455% due 03/25/2032 •	108	108

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	483	372

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	122	46
5.095% due 11/25/2035 •	117	125
5.485% due 07/25/2034 •	88	86

AFC Home Equity Loan Trust
5.245% due 06/25/2029 ~	120	93

Amortizing Residential Collateral Trust
5.135% due 10/25/2031 •	59	58

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.375% due 06/25/2029 •	146	148

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.170% due 10/25/2035 ~	1,135	1,120

Asset-Backed Securities Corp. Home Equity Loan Trust
4.515% due 05/25/2037 ~	1	1
4.954% due 06/15/2031 ~	183	181

Bayview Financial Acquisition Trust
4.967% due 05/28/2037 •	574	545

Bear Stearns Asset-Backed Securities Trust
5.410% due 02/25/2034 •	281	284
5.935% due 11/25/2042 •	96	96
6.673% due 06/25/2043 •	7	7

Centex Home Equity Loan Trust
4.735% due 01/25/2032 ~	38	37
5.285% due 01/25/2032 •	160	172

Chase Funding Trust
5.035% due 07/25/2033 •	15	15
5.075% due 08/25/2032 ~	338	333
5.095% due 11/25/2032 •	16	16

Citigroup Global Markets Mortgage Securities
5.785% due 01/25/2032 •	70	70

Citigroup Mortgage Loan Trust
4.495% due 07/25/2045 •	125	87

Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~	712	663
4.835% due 09/25/2037 ~	385	352
5.335% due 10/25/2047 ~	688	635
5.435% due 09/25/2032 •	769	780

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	119

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
4.179% due 08/25/2032 •	$81	$77

Credit-Based Asset Servicing & Securitization Trust
3.376% due 01/25/2037 ~	244	72

Delta Funding Home Equity Loan Trust
5.254% due 09/15/2029 ~	6	6

Ellington Loan Acquisition Trust
5.485% due 05/25/2037 •	742	726
5.535% due 05/25/2037 •	308	301

EMC Mortgage Loan Trust
5.175% due 05/25/2040 ~	102	102

Encore Credit Receivables Trust
5.125% due 07/25/2035 ~	1,911	1,865

EquiFirst Mortgage Loan Trust
4.915% due 01/25/2034 •	56	54

Fremont Home Loan Trust
4.675% due 08/25/2036 ~	5,810	1,826

GE-WMC Mortgage Securities Trust
4.515% due 08/25/2036 ~	33	14

GMAC Mortgage Corp. Loan Trust
4.915% due 01/25/2029 •	14	12

GSAMP Trust
2.610% due 10/25/2036 •	7,474	35
4.575% due 12/25/2036 ~	866	461

IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	556	427

JP Morgan Mortgage Acquisition Corp.
4.595% due 08/25/2036 ~	33	15

Long Beach Mortgage Loan Trust
4.995% due 10/25/2034 ~	56	55
5.485% due 10/25/2034 •	24	22
5.860% due 03/25/2032 ~	26	32

MASTR Asset-Backed Securities Trust
5.185% due 12/25/2034 •	383	380

Merrill Lynch Mortgage Investors Trust
4.555% due 10/25/2037 •	952	141
4.595% due 09/25/2037 •	122	24

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	457	223
6.000% due 02/25/2037 •	639	356

NovaStar Mortgage Funding Trust
4.695% due 03/25/2037 ~	1,378	894

Option One Mortgage Loan Trust
4.575% due 01/25/2037 ~	458	268
5.215% due 02/25/2035 •	1,204	1,144

Option One Mortgage Loan Trust Asset-Backed Certificates
5.125% due 11/25/2035 •	177	170

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	531	534

Renaissance Home Equity Loan Trust
3.991% due 08/25/2033 •	153	141
5.155% due 11/25/2034 •	112	98
5.195% due 12/25/2032 ~	14	13
5.635% due 08/25/2032 ~	208	201

Residential Asset Mortgage Products Trust
5.380% due 09/25/2035 •	1,592	1,561

Residential Asset Securities Corp. Trust
5.015% due 06/25/2033 ~	36	33

SACO Trust
4.955% due 06/25/2036 ~	18	18

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	2,019	435

Soundview Home Loan Trust
4.555% due 11/25/2036 ~	58	16

Structured Asset Investment Loan Trust
5.365% due 06/25/2035 •	8,043	7,748
5.710% due 12/25/2034 •	976	943

Structured Asset Securities Corp. Trust
5.125% due 09/25/2035 •	370	352

		28,318

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Corp.
4.695% due 03/25/2037 ~	$75	$74

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •	199	53

		127

MANUFACTURING HOUSE ABS OTHER 0.0%

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 •	50	50

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities Trust
5.235% due 09/25/2046 ~	415	396

GSAMP Trust
5.235% due 02/25/2033 ~	40	40

PRET LLC
6.721% due 07/25/2051 þ	5,634	5,639

Residential Asset Mortgage Products Trust
5.035% due 03/25/2036 •	35	35

		6,110

OTHER ABS 6.0%

AGL CLO Ltd.
5.755% due 07/20/2034 •	3,900	3,900

Anchorage Capital CLO Ltd.
5.730% due 04/22/2034 ~	3,200	3,202

Apidos CLO
5.669% due 07/16/2031 •	1,668	1,669

Ares CLO Ltd.
5.623% due 04/17/2033 •	3,400	3,405

Atlas Senior Loan Fund Ltd.
5.738% due 10/24/2031 •	1,956	1,957

Betony CLO Ltd.
5.629% due 04/30/2031 •	1,028	1,029

BlueMountain CLO Ltd.
5.732% due 10/22/2030 ~	397	397

Carlyle Global Market Strategies CLO Ltd.
5.534% due 04/17/2031 ~	241	241
5.704% due 07/15/2031 •	1,114	1,115

CIFC Funding Ltd.
5.505% due 04/20/2030 ~	508	509
5.508% due 10/24/2030 ~	2,775	2,778
5.713% due 07/17/2037 •	5,000	5,002

Dryden Senior Loan Fund
5.525% due 04/18/2031 •	2,384	2,385
5.534% due 04/15/2031 •	2,338	2,339

Galaxy CLO Ltd.
5.534% due 10/15/2030 •	1,367	1,367

Gallatin CLO Ltd.
5.654% due 07/15/2031 •	3,132	3,135

KKR CLO Ltd.
5.495% due 07/18/2030 •	666	667
5.564% due 04/15/2031 •	462	462

LCM Ltd.
5.635% due 04/20/2031 •	3,942	3,942

Madison Park Funding Ltd.
5.532% due 07/27/2031 ~	950	952

Magnetite Ltd.
5.762% due 01/25/2032 ~	684	685

Marathon CLO Ltd.
5.502% due 04/15/2032 ~	1,833	1,834

Mountain View CLO LLC
5.609% due 01/16/2031 •	115	115

Mountain View CLO Ltd.
5.684% due 07/15/2031 ~	1,236	1,237

Newark BSL CLO Ltd.
5.532% due 07/25/2030 ~	3,598	3,593
5.662% due 12/21/2029 ~	395	395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OZLM Ltd.
5.443% due 07/20/2030 ~	$832	$832

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~	159	159

Romark CLO Ltd.
5.582% due 10/23/2030 •	11,621	11,630

SLM Student Loan Trust
5.845% due 12/15/2033 ~	1,060	1,049

Symphony CLO Ltd.
5.490% due 01/23/2032 •	824	824

TIAA CLO Ltd.
5.719% due 01/16/2031 ~	127	127

Venture CLO Ltd.
5.685% due 04/20/2032 •	4,117	4,118

		67,051

Total Asset-Backed Securities (Cost $120,080)		107,930

	SHARES
SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (f)	521,253	521

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.6%
4.288% due 05/22/2025 - 06/26/2025 (c)(d)	$6,905	6,846

Total Short-Term Instruments (Cost $7,367)		7,367

Total Investments in Securities (Cost $4,022,673)		3,914,301

	SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	364,334	3,546

Total Short-Term Instruments (Cost $3,546)		3,546

Total Investments in Affiliates (Cost $3,546)		3,546

Total Investments 352.3% (Cost $4,026,219)		$3,917,847

Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $5,745)		(1,038)

Other Assets and Liabilities, net (252.2)%		(2,804,705)

Net Assets 100.0%		$1,112,104

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	4.440%	03/26/2025	04/03/2025	$(11,516)	$(11,525)
JPS	4.440	03/18/2025	04/01/2025	(188)	(189)
	4.490	03/31/2025	04/03/2025	(2,737)	(2,737)

Total Reverse Repurchase Agreements					$(14,451)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (65.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2055	$246,300	$(196,503)	$(195,791)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	93,100	(84,037)	(83,918)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2055	156,000	(140,327)	(140,547)
Uniform Mortgage-Backed Security, TBA	6.500	05/01/2055	299,700	(308,270)	(308,769)

Total Short Sales (65.6)%				$(729,137)	$(729,025)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$0	$(11,525)	$0	$(11,525)	$11,621	$96
JPS	0	(2,926)	0	(2,926)	2,905	(21)

Total Borrowings and Other Financing Transactions	$0	$(14,451)	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	121

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(189)	$(14,262)	$0	$0	$(14,451)

Total Borrowings	$(189)	$(14,262)	$0	$0	$(14,451)

Payable for reverse repurchase agreements					$(14,451)

(g)	Securities with an aggregate market value of $14,526 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(44,217) at a weighted average interest rate of 4.109%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	11,264	$1,218,272	$15,388	$0	$(352)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	383	46,822	708	168	0

				$16,096	$168	$(352)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	3,582	$(398,386)	$(3,078)	$0	$(56)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	5,072	(578,842)	(3,723)	0	(475)

				$(6,801)	$0	$(531)

Total Futures Contracts				$9,295	$168	$(883)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	5.000%	Annual	05/30/2025	$64,300	$77	$(176)	$(99)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	24,200	44	208	252	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	23,500	(21)	389	368	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(724)	(570)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(566)	(391)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	1,260	1,807	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	891	698	46	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	827	693	44	0
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	350	296	18	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	1,145	937	56	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(1,925)	(1,602)	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	858	592	52	0
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	1,356	1,068	60	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	402	319	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(659)	170	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	(189)	21	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	(157)	(12)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	14,000	301	474	775	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	332	621	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	193	425	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	774	315	0	(94)

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.480%	Annual	02/07/2032	$23,000	$267	$56	$323	$0	$(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	3,739	3,739	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	504	603	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	566	566	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	100	140	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	218	272	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	311	405	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(125)	434	309	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	53,100	3,273	2,116	5,389	0	(367)

Total Swap Agreements						$5,322	$13,107	$18,429	$421	$(1,018)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$168	$421	$589	$0	$(883)	$(1,018)	$(1,901)

Cash of $28,230 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	10/24/2025	81,800	$ 65	$10

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	23,500	361	264

Total Purchased Options							$426	$274

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$ 3	$(3)	$3	$0	$0

Total Swap Agreements						$(3)	$3	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BRC	$0	$10	$0	$10	$0	$0	$0	$0	$10	$(40)	$(30)
MYC	0	264	0	264	0	0	0	0	264	(419)	(155)

Total Over the Counter	$0	$274	$0	$274	$0	$0	$0	$0

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	123

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$168	$168
Swap Agreements	0	0	0	0	421	421

	$0	$0	$0	$0	$589	$589

Over the counter
Purchased Options	$0	$0	$0	$0	$274	$274

	$0	$0	$0	$0	$863	$863

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$883	$883
Swap Agreements	0	0	0	0	1,018	1,018

	$0	$0	$0	$0	$1,901	$1,901

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(20,299)	$(20,299)
Swap Agreements	0	0	0	0	4,054	4,054

	$0	$0	$0	$0	$(16,245)	$(16,245)

Over the counter
Purchased Options	$0	$0	$0	$0	$(4,470)	$(4,470)
Written Options	0	0	0	0	7,409	7,409

	$0	$0	$0	$0	$2,939	$2,939

	$0	$0	$0	$0	$(13,306)	$(13,306)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$20,448	$20,448
Swap Agreements	0	0	0	0	(328)	(328)

	$0	$0	$0	$0	$20,120	$20,120

Over the counter
Purchased Options	$0	$0	$0	$0	$787	$787
Written Options	0	0	0	0	(1,855)	(1,855)

	$0	$0	$0	$0	$(1,068)	$(1,068)

	$0	$0	$0	$0	$19,052	$19,052

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$52	$0	$52
Industrials	0	538	0	538
Municipal Bonds & Notes
Texas	0	4,320	0	4,320
U.S. Government Agencies	0	3,627,163	26	3,627,189
U.S. Treasury Obligations	0	72,351	0	72,351
Non-Agency Mortgage-Backed Securities	0	94,554	0	94,554
Asset-Backed Securities
CMBS Other	0	6,274	0	6,274
Home Equity Other	0	28,318	0	28,318
Home Equity Sequential	0	127	0	127
Manufacturing House ABS Other	0	50	0	50
Whole Loan Collateral	0	6,110	0	6,110
Other ABS	0	67,051	0	67,051
Short-Term Instruments
Mutual Funds	0	521	0	521
U.S. Treasury Bills	0	6,846	0	6,846

	$0	$3,914,275	$26	$3,914,301

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,546	$0	$0	$3,546

Total Investments	$3,546	$3,914,275	$26	$3,917,847

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(729,025)	$0	$(729,025)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	589	0	589
Over the counter	0	274	0	274

	$0	$863	$0	$863

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,901)	$0	$(1,901)

Total Financial Derivative Instruments	$0	$(1,038)	$0	$(1,038)

Totals	$3,546	$3,184,212	$26	$3,187,784

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	125

Schedule of Investments	PIMCO Municipal Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.2%

MUNICIPAL BONDS & NOTES 95.8%

ARIZONA 3.4%

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
5.000% due 07/01/2049	$1,250	$1,274

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023
5.000% due 01/01/2050	2,000	2,095

		3,369

ARKANSAS 1.4%

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	1,500	1,414

CALIFORNIA 7.3%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	500	529

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	445	450

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	805	775

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,250	1,174

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,047

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	2,300	2,383

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	965

		7,323

COLORADO 1.0%

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	1,000	1,034

CONNECTICUT 2.7%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	2,709

DISTRICT OF COLUMBIA 1.6%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2049	500	524

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	1,000	1,030

		1,554

FLORIDA 4.3%

JEA Water & Sewer System, Florida Revenue Bonds, Series 2024
5.250% due 10/01/2049	1,000	1,069

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,500	1,401

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	$1,000	$1,017

		4,357

GEORGIA 1.0%

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2059	1,000	1,010

HAWAII 1.5%

Hawaii Airports System State Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,503

ILLINOIS 5.1%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	1,000	1,002

Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035	1,000	1,084
5.000% due 05/01/2037	1,000	1,070

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,000	1,035

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	1,000	879

		5,070

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,000	887

LOUISIANA 0.7%

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2040	685	728

MARYLAND 1.7%

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2034	1,600	1,683

MASSACHUSETTS 1.0%

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,000	1,004

MICHIGAN 5.5%

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	1,250	1,335

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2028	1,500	1,575
5.000% due 12/01/2031	2,385	2,554

		5,464

MINNESOTA 2.5%

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500	2,550

NEVADA 2.5%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	1,000	1,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	$980	$628
0.000% due 06/01/2036 (a)	1,520	871

		2,539

NEW JERSEY 5.1%

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	1,000	1,054

New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,047

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2040	1,000	943

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	1,000	963

New Jersey Turnpike Authority Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,065

		5,072

NEW YORK 12.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	320
5.250% due 06/15/2053	400	424

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 08/01/2042	3,100	3,187

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2048	1,000	1,044

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	560

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	2,000	2,127

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2046	1,000	1,047

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	695	636

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	1,000	1,029

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/30/2049	1,000	1,007

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	1,000	967

		12,348

OHIO 0.4%

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	400	429

OKLAHOMA 1.1%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2040	1,000	1,077

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 1.0%

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	$1,000	$1,040

PENNSYLVANIA 12.5%

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2039	2,500	2,399

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2037	1,000	991

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	1,875	1,902

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	1,000	1,018

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2041	3,000	2,928

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,250	3,342

		12,580

RHODE ISLAND 1.0%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2043	1,000	1,031

TENNESSEE 1.1%

Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,091

TEXAS 11.2%

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2038	150	157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas General Obligation Bonds, Series 2024
5.250% due 03/01/2049	$1,000	$1,061

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	1,000	1,004

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	1,550	1,431

Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	1,115	1,164

SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,080

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023
5.500% due 02/01/2050	1,000	1,080

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	900	957

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	1,000	1,005

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	822
5.000% due 10/15/2058	500	518

		11,279

UTAH 1.3%

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	1,200	1,297

VIRGINIA 2.3%

Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022
4.000% due 07/01/2057	2,500	2,290

WASHINGTON 0.9%

Port of Seattle, Washington Revenue Bonds, Series 2021
4.000% due 08/01/2041	1,000	928

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.5%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	$1,500	$1,447

Total Municipal Bonds & Notes (Cost $98,856)		96,107

	SHARES
SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (b)	414,732	415

Total Short-Term Instruments (Cost $415)		415

Total Investments in Securities (Cost $99,271)		96,522

INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%

PIMCO Short-Term Floating NAV Portfolio III	281,849	2,744

Total Short-Term Instruments (Cost $2,743)		2,744

Total Investments in Affiliates (Cost $2,743)		2,744

Total Investments 98.9% (Cost $102,014)		$99,266

Other Assets and Liabilities, net 1.1%		1,112

Net Assets 100.0%		$100,378

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a 7-Day Yield.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$ 764	$636	0.63%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	127

Schedule of Investments	PIMCO Municipal Portfolio	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$3,369	$0	$3,369
Arkansas	0	1,414	0	1,414
California	0	7,323	0	7,323
Colorado	0	1,034	0	1,034
Connecticut	0	2,709	0	2,709
District of Columbia	0	1,554	0	1,554
Florida	0	4,357	0	4,357
Georgia	0	1,010	0	1,010
Hawaii	0	1,503	0	1,503
Illinois	0	5,070	0	5,070
Indiana	0	887	0	887
Louisiana	0	728	0	728
Maryland	0	1,683	0	1,683
Massachusetts	0	1,004	0	1,004
Michigan	0	5,464	0	5,464
Minnesota	0	2,550	0	2,550
Nevada	0	2,539	0	2,539
New Jersey	0	5,072	0	5,072
New York	0	12,348	0	12,348

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Ohio	$0	$429	$0	$429
Oklahoma	0	1,077	0	1,077
Oregon	0	1,040	0	1,040
Pennsylvania	0	12,580	0	12,580
Rhode Island	0	1,031	0	1,031
Tennessee	0	1,091	0	1,091
Texas	0	11,279	0	11,279
Utah	0	1,297	0	1,297
Virginia	0	2,290	0	2,290
Washington	0	928	0	928
Wisconsin	0	1,447	0	1,447
Short-Term Instruments
Mutual Funds	0	415	0	415

	$0	$96,522	$0	$96,522

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,744	$0	$0	$2,744

Total Investments	$2,744	$96,522	$0	$99,266

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.2%

U.S. TREASURY OBLIGATIONS 177.1%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2026 (c)	$37,422	$37,164
0.125% due 07/15/2026 (c)	37,498	37,329
0.125% due 10/15/2026	18,108	17,967
0.125% due 04/15/2027	17,435	17,120
0.125% due 01/15/2030	27,047	25,454
0.125% due 07/15/2030 (c)	32,951	30,874
0.125% due 01/15/2031	32,747	30,255
0.125% due 07/15/2031 (c)	36,332	33,374
0.125% due 01/15/2032	19,065	17,262
0.125% due 02/15/2051	7,356	4,236
0.125% due 02/15/2052	7,644	4,335
0.250% due 07/15/2029 (c)	17,507	16,774
0.250% due 02/15/2050	8,623	5,271
0.375% due 01/15/2027	23,930	23,686
0.375% due 07/15/2027 (c)	35,056	34,662
0.500% due 01/15/2028	23,563	23,149
0.625% due 01/15/2026	1,738	1,737
0.625% due 07/15/2032 (c)	32,684	30,524
0.625% due 02/15/2043	9,394	7,232
0.750% due 07/15/2028	23,661	23,388
0.750% due 02/15/2042	12,397	9,970
0.750% due 02/15/2045	16,643	12,643
0.875% due 01/15/2029	24,025	23,655
0.875% due 02/15/2047	9,381	7,107
1.000% due 02/15/2046	12,292	9,706
1.000% due 02/15/2048	8,964	6,896
1.000% due 02/15/2049	6,689	5,096
1.125% due 01/15/2033 (c)	33,160	31,781
1.250% due 04/15/2028 (c)	26,048	26,061
1.375% due 07/15/2033 (c)	30,327	29,594
1.375% due 02/15/2044	14,636	12,754
1.500% due 02/15/2053	10,150	8,454
1.625% due 10/15/2027 (c)	28,948	29,430
1.625% due 10/15/2029	5,249	5,324
1.750% due 01/15/2028	9,171	9,324
1.750% due 01/15/2034 (c)	27,484	27,447
1.875% due 07/15/2034 (c)	27,228	27,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 04/15/2029 (c)	$31,523	$32,465
2.125% due 01/15/2035 (c)	10,366	10,644
2.125% due 02/15/2040	2,204	2,230
2.125% due 02/15/2041	7,730	7,803
2.125% due 02/15/2054	10,763	10,336
2.375% due 01/15/2027	10,867	11,146
2.375% due 10/15/2028 (c)	26,131	27,230
2.375% due 02/15/2055	2,114	2,141
3.625% due 04/15/2028	5,420	5,810
3.875% due 04/15/2029	3,491	3,837

Total U.S. Treasury Obligations (Cost $819,858)		818,167

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.715% due 01/25/2035 ~	23	23

Merrill Lynch Mortgage Investors Trust
4.855% due 07/25/2030 •	132	122

Total Non-Agency Mortgage-Backed Securities (Cost $151)		145

	SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400 (b)	428,350	428

Total Short-Term Instruments (Cost $428)		428

Total Investments in Securities (Cost $820,437)		818,740

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short-Term Floating NAV Portfolio III	1,952,389	$19,005

Total Short-Term Instruments (Cost $19,005)		19,005

Total Investments in Affiliates (Cost $19,005)		19,005

Total Investments 181.3% (Cost $839,442)		$837,745

Financial Derivative Instruments (d)(e) (0.0)% (Cost or Premiums, net $(73))		(13)

Other Assets and Liabilities, net (81.3)%		(375,647)

Net Assets 100.0%		$462,085

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.430%	03/17/2025	04/21/2025	$(94,909)	$(95,084)
JPS	4.440	04/01/2025	04/08/2025	(10,674)	(10,673)
	4.490	03/27/2025	04/03/2025	(1,405)	(1,406)
MSR	4.450	04/01/2025	04/02/2025	(296,802)	(296,802)
	4.480	03/31/2025	04/01/2025	(282,585)	(282,621)

Total Reverse Repurchase Agreements					$(686,586)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	129

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(95,084)	$0	$(95,084)	$94,928	$(156)
JPS	0	(12,079)	0	(12,079)	1,412	(10,667)
MSR	0	(579,423)	0	(579,423)	291,253	(288,170)

Total Borrowings and Other Financing Transactions	$0	$(686,586)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(282,621)	$(96,490)	$0	$0	$(379,111)

Total Borrowings	$(282,621)	$(96,490)	$0	$0	$(379,111)

Payable for reverse repurchase agreements(3)					$(379,111)

(c)	Securities with an aggregate market value of $388,425 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(353,004) at a weighted average interest rate of 4.976%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(307,475) is outstanding at period end.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	150	$16,223	$237	$0	$(5)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	98	11,184	159	9	0

				$396	$9	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	43	$(5,990)	$(74)	$1	$(23)
U.S. Treasury 2-Year Note June Futures	06/2025	37	(7,665)	(48)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	61	(7,457)	(46)	0	(26)

				$(168)	$1	$(49)

Total Futures Contracts				$228	$10	$(54)

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	9,500	$(61)	$(11)	$(72)	$10	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035		2,300	(15)	(27)	(42)	21	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027	EUR	3,400	0	(2)	(2)	3	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		900	3	(11)	(8)	1	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		$800	0	(7)	(7)	0	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		3,800	0	(28)	(28)	0	(4)

Total Swap Agreements							$(73)	$(86)	$(159)	$35	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$35	$45	$0	$(54)	$(4)	$(58)

Cash of $1,094 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
MBC	04/2025	GBP	67	$87	$0	$0

Total Forward Foreign Currency Contracts					$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
MBC	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total Over the Counter	$0	$0	$0	$0	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	131

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	35	35

	$0	$0	$0	$0	$45	$45

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54	$54
Swap Agreements	0	0	0	0	4	4

	$0	$0	$0	$0	$58	$58

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$108	$108
Futures	0	0	0	0	15	15
Swap Agreements	0	0	0	0	(7)	(7)

	$0	$0	$0	$0	$116	$116

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Written Options	0	0	0	0	234	234

	$0	$0	$0	$1	$234	$235

	$0	$0	$0	$1	$350	$351

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(71)	$(71)
Futures	0	0	0	0	231	231
Swap Agreements	0	0	0	0	(73)	(73)

	$0	$0	$0	$0	$87	$87

Over the counter
Written Options	$0	$0	$0	$0	$(223)	$(223)

	$0	$0	$0	$0	$(136)	$(136)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$818,167	$0	$818,167
Non-Agency Mortgage-Backed Securities	0	145	0	145
Short-Term Instruments
Mutual Funds	0	428	0	428

	$0	$818,740	$0	$818,740

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,005	$0	$0	$19,005

Total Investments	$19,005	$818,740	$0	$837,745

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$44	$0	$45

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(23)	$(35)	$0	$(58)

Total Financial Derivative Instruments	$(22)	$9	$0	$(13)

Totals	$18,983	$818,749	$0	$837,732

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Sector Fund Series - AM	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 202.0%

U.S. GOVERNMENT AGENCIES 186.6%

Fannie Mae
0.000% due 04/01/2030 «(b)	$245	$246
3.000% due 10/25/2051 (a)	2,016	371
4.300% due 12/01/2029	401	400
4.880% due 06/01/2028	500	508
5.004% due 09/25/2041 •	1,342	1,331
5.140% due 02/01/2035	500	517
5.590% due 05/25/2054 •	4,020	4,027
5.690% due 01/25/2055 •	3,407	3,425
5.790% due 06/25/2054 •	3,143	3,170

Freddie Mac
2.500% due 04/25/2052 (a)	3,474	522
3.000% due 10/25/2049 (a)	3,028	417
5.290% due 08/25/2054 •	919	922

Ginnie Mae
3.500% due 10/20/2054 - 03/20/2055	2,900	2,660
4.500% due 07/15/2049 - 07/20/2054	731	704
5.000% due 03/20/2053	3,136	3,110
5.033% due 03/20/2070 •	349	349
5.099% due 01/20/2068 •	430	434
5.244% due 08/20/2072 •	2,604	2,607
5.394% due 08/20/2053 •	1,737	1,741
5.500% due 03/20/2036 - 05/20/2036	2,276	2,333
5.844% due 07/20/2071 •	971	996

Ginnie Mae, TBA
2.000% due 05/01/2055	2,500	2,045
2.500% due 04/01/2055	1,000	853
3.000% due 05/01/2055	5,000	4,428
3.500% due 04/01/2055	3,000	2,745
4.000% due 05/01/2055	1,500	1,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 05/01/2055	$1,400	$1,376
6.500% due 04/01/2055	1,000	1,024

Uniform Mortgage-Backed Security
4.500% due 12/01/2052 (c)	4,188	4,009
4.500% due 01/01/2053	4,509	4,316
5.000% due 11/01/2053 (c)	4,304	4,229
5.500% due 04/01/2054 (c)	1,707	1,706
5.500% due 07/01/2054	1,832	1,851
6.000% due 07/01/2054	2,976	3,049

Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2040 - 05/01/2055	7,300	5,934
2.500% due 04/01/2040 - 05/01/2055	5,800	4,870
3.000% due 05/01/2055	6,500	5,633
3.500% due 04/01/2040 - 05/01/2055	5,000	4,598
4.000% due 05/01/2055	400	372
6.000% due 06/01/2055	4,700	4,765
6.500% due 06/01/2055	5,400	5,559

Total U.S. Government Agencies (Cost $95,104)		95,556

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.4%

ACRA Trust
5.608% due 10/25/2064 þ	1,922	1,920

Citigroup Mortgage Loan Trust
5.690% due 07/25/2054 ~	2,238	2,245

MFA Trust
4.250% due 02/25/2066 ~	1,888	1,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust
5.379% due 06/25/2069 •	$1,935	$1,929

Total Non-Agency Mortgage-Backed Securities (Cost $7,883)		7,893

Total Investments in Securities (Cost $102,987)		103,449

	SHARES
INVESTMENTS IN AFFILIATES 1.5%

SHORT-TERM INSTRUMENTS 1.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%

PIMCO Short-Term Floating NAV Portfolio III	79,618	775

Total Short-Term Instruments (Cost $775)		775

Total Investments in Affiliates (Cost $775)		775

Total Investments 203.5% (Cost $103,762)		$104,224

Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $108)		3

Other Assets and Liabilities, net (103.5)%		(53,019)

Net Assets 100.0%		$51,208

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
FAR	4.450%	03/13/2025	04/14/2025	$(8,026)	$(8,045)

Total Reverse Repurchase Agreements					$(8,045)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (26.5)%
Ginnie Mae, TBA	4.500%	05/01/2055	$100	$(96)	$(96)
Ginnie Mae, TBA	5.500	04/01/2055	1,000	(1,000)	(1,002)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	1,500	(1,346)	(1,352)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	300	(280)	(279)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2055	7,300	(6,971)	(6,977)
Uniform Mortgage-Backed Security, TBA	5.000	05/01/2055	1,200	(1,175)	(1,175)
Uniform Mortgage-Backed Security, TBA	5.500	04/01/2055	500	(498)	(500)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	2,200	(2,193)	(2,195)

Total Short Sales (26.5)%				$(13,559)	$(13,576)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	133

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FAR	$0	$(8,045)	$0	$(8,045)	$8,361	$316

Total Borrowings and Other Financing Transactions	$0	$(8,045)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(8,045)	$0	$0	$(8,045)

Total Borrowings	$0	$(8,045)	$0	$0	$(8,045)

Payable for reverse repurchase agreements					$(8,045)

(c)	Securities with an aggregate market value of $8,361 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(12,889) at a weighted average interest rate of 5.194%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	28	$(6,698)	$19	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	38	(4,110)	(41)	1	0
U.S. Treasury 10-Year Note June Futures	06/2025	58	(6,451)	(77)	0	(1)

Total Futures Contracts				$(99)	$1	$(1)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$3,500	$11	$(13)	$(2)	$1	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	4,100	36	(49)	(13)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	600	39	(13)	26	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	700	30	(1)	29	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	300	(3)	20	17	0	(2)

Total Swap Agreements						$113	$(56)	$57	$14	$(8)

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$14	$15	$0	$(1)	$(8)	$(9)

Cash of $382 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.159%	06/04/2025	1,500	$6	$3

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055	$96.016	04/07/2025	500	$2	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055	96.117	04/07/2025	500	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055	96.484	04/07/2025	500	1	0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.094	04/07/2025	500	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.215	04/07/2025	500	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.477	04/07/2025	500	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2055	98.516	04/07/2025	300	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	98.266	05/06/2025	400	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	100.359	05/06/2025	1,000	2	1

					$10	$1

Total Purchased Options					$16	$4

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.613%	05/06/2025	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.452	04/07/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.532	04/07/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.569	04/07/2025	300	(2)	0

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.909	06/04/2025	1,000	(7)	(5)

FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.536	04/07/2025	400	(1)	0

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.482	04/07/2025	400	(1)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.568	04/09/2025	200	0	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.573	04/07/2025	400	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	05/06/2025	500	(2)	(1)

							$(17)	$(6)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2055	$97.508	04/07/2025	1,000	$(4)	$(1)

Total Written Options					$(21)	$(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	135

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(1)	$0	$(1)	$(1)	$0	$(1)
BRC	0	3	0	3	0	(5)	0	(5)	(2)	0	(2)
GSC	0	1	0	1	0	0	0	0	1	0	1
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

Total Over the Counter	$0	$4	$0	$4	$0	$(7)	$0	$(7)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	14	14

	$0	$0	$0	$0	$15	$15

Over the counter
Purchased Options	$0	$0	$0	$0	$4	$4

	$0	$0	$0	$0	$19	$19

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	8	8

	$0	$0	$0	$0	$9	$9

Over the counter
Written Options	$0	$0	$0	$0	$7	$7

	$0	$0	$0	$0	$16	$16

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$204	$204
Swap Agreements	0	0	0	0	(46)	(46)

	$0	$0	$0	$0	$158	$158

Over the counter
Purchased Options	$0	$0	$0	$0	$(76)	$(76)
Written Options	0	0	0	0	146	146

	$0	$0	$0	$0	$70	$70

	$0	$0	$0	$0	$228	$228

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(99)	$(99)
Swap Agreements	0	0	0	0	(56)	(56)

	$0	$0	$0	$0	$(155)	$(155)

Over the counter
Purchased Options	$0	$0	$0	$0	$(12)	$(12)
Written Options	0	0	0	0	13	13

	$0	$0	$0	$0	$1	$1

	$0	$0	$0	$0	$(154)	$(154)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
U.S. Government Agencies	$0	$95,310	$246	$95,556
Non-Agency Mortgage-Backed Securities	0	7,893	0	7,893

	$0	$103,203	$246	$103,449

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$775	$0	$0	$775

Total Investments	$775	$103,203	$246	$104,224

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,576)	$0	$(13,576)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$15	$0	$15
Over the counter	0	4	0	4

	$0	$19	$0	$19

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(9)	0	(9)
Over the counter	0	(7)	0	(7)

	$0	$(16)	$0	$(16)

Total Financial Derivative Instruments	$0	$3	$0	$3

Totals	$775	$89,630	$246	$90,651

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	137

Schedule of Investments	PIMCO Sector Fund Series - H

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 93.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.9%

Aspire Bakeries Holdings LLC
8.575% due 12/13/2030	$99	$100

Clearwater Analytics LLC
TBD% due 02/07/2032 «	100	100

Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ	20	20
8.295% due 12/09/2031	200	198

Cotiviti Corp.
TBD% due 03/26/2032	50	49
7.073% due 05/01/2031	74	73

EP Purchaser LLC
9.061% due 11/06/2028 ~	50	50

Fortress Intermediate, Inc.
8.075% due 06/27/2031	100	99

GFL Environmental, Inc.
6.819% due 02/04/2032	125	124

INEOS Quattro Holdings U.K. Ltd.
TBD% due 04/02/2029 «	25	24

Kaseya, Inc.
TBD% due 03/22/2032	75	75

Lifepoint Health, Inc.
7.817% due 05/19/2031 ~	50	48

Modena Buyer LLC
8.791% due 07/01/2031 ~	25	24

MPH Acquisition Holdings LLC
8.037% due 12/31/2030	4	4

Neptune Bidco U.S., Inc.
9.389% due 04/11/2029	76	65

Novelis Holdings, Inc.
6.299% due 03/11/2032	75	75

Primo Brands Corp.
6.549% due 03/31/2028	99	98

QualityTech LP
7.814% due 10/30/2031	100	100

Rockpoint Gas Storage Partners LP
1.000% due 09/18/2031	100	100

Scientific Games Holdings LP
7.296% due 04/04/2029 ~	25	25

Specialty Building Products Holdings LLC
8.175% due 10/15/2028 ~	50	47

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	100	99

TK Elevator U.S. Newco, Inc.
TBD% due 04/30/2030	50	50

U.S. Renal Care, Inc.
9.439% due 06/20/2028 ~	99	93

UKG, Inc.
7.300% due 02/10/2031 ~	50	50

VEON Ltd.
TBD% due 03/25/2027 «	75	74

Vista Management Holding, Inc.
TBD% due 03/26/2031 «	50	50

Vistra Zero Operating Co. LLC
6.325% due 04/30/2031 ~	100	96

X Corp.
10.949% due 10/26/2029 ~	100	100

Total Loan Participations and Assignments (Cost $2,119)		2,110

CORPORATE BONDS & NOTES 77.7%

BANKING & FINANCE 14.0%

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	25	25
7.000% due 01/15/2031	75	75

Allied Universal Holdco LLC
4.625% due 06/01/2028	100	95

Ally Financial, Inc.
5.543% due 01/17/2031 •	50	50
8.000% due 11/01/2031	50	56

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boost Newco Borrower LLC
7.500% due 01/15/2031	$250	$260

Brandywine Operating Partnership LP
8.875% due 04/12/2029	25	26

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	66	63

Burford Capital Global Finance LLC
6.875% due 04/15/2030	100	99

Credit Acceptance Corp.
6.625% due 03/15/2030	100	99
9.250% due 12/15/2028	25	27

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	75	75

Encore Capital Group, Inc.
8.500% due 05/15/2030	100	103
9.250% due 04/01/2029	25	26

Ford Motor Credit Co. LLC
5.918% due 03/20/2028	200	201

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	75	74
5.875% due 04/15/2033	50	48
7.000% due 05/01/2031	100	102

Freedom Mortgage Corp.
12.000% due 10/01/2028	100	108

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	50	49
9.125% due 05/15/2031	50	50

HAT Holdings LLC
3.375% due 06/15/2026	100	97

Hudson Pacific Properties LP
3.950% due 11/01/2027	50	44

Icahn Enterprises LP
5.250% due 05/15/2027	75	71
9.000% due 06/15/2030	25	24

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •	75	67

Jane Street Group
6.125% due 11/01/2032	75	74
7.125% due 04/30/2031	150	154

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	50	46

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	50	48

LFS Topco LLC
5.875% due 10/15/2026	75	73

Midcap Financial Issuer Trust
6.500% due 05/01/2028	50	48

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032	125	130

Navient Corp.
5.000% due 03/15/2027	25	24

Newmark Group, Inc.
7.500% due 01/12/2029	75	79

OneMain Finance Corp.
3.500% due 01/15/2027	350	336
6.625% due 05/15/2029	125	125

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)	75	53

Panther Escrow Issuer LLC
7.125% due 06/01/2031	150	153

Park Intermediate Holdings LLC
4.875% due 05/15/2029	75	70

Paysafe Finance PLC
4.000% due 06/15/2029	75	70

Pebblebrook Hotel LP
6.375% due 10/15/2029	50	49

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	117
7.125% due 11/15/2030	50	51

PRA Group, Inc.
8.875% due 01/31/2030	75	78

Rfna LP
7.875% due 02/15/2030	50	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RHP Hotel Properties LP
4.750% due 10/15/2027	$75	$73

RLJ Lodging Trust LP
4.000% due 09/15/2029	75	67

Rocket Mortgage LLC
2.875% due 10/15/2026	125	120

SBA Communications Corp.
3.875% due 02/15/2027	100	97

Service Properties Trust
5.500% due 12/15/2027	100	97

SLM Corp.
3.125% due 11/02/2026	125	121
6.500% due 01/31/2030	175	180

Starwood Property Trust, Inc.
6.000% due 04/15/2030	50	49
6.500% due 10/15/2030 (a)	25	25
7.250% due 04/01/2029	50	51

Sunrise FinCo BV
4.875% due 07/15/2031	25	23

UniCredit SpA
5.459% due 06/30/2035 •	100	98

VFH Parent LLC
7.500% due 06/15/2031	100	103

XHR LP
6.625% due 05/15/2030	25	25

		4,970

INDUSTRIALS 60.6%

AAR Escrow Issuer LLC
6.750% due 03/15/2029	25	25

Acadia Healthcare Co., Inc.
7.375% due 03/15/2033	50	50

Adient Global Holdings Ltd.
7.500% due 02/15/2033	25	23

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	25	22

Air Canada
3.875% due 08/15/2026	125	122

Albertsons Cos., Inc.
4.625% due 01/15/2027	100	99

Albion Financing SARL
8.750% due 04/15/2027	25	25

Alcoa Nederland Holding BV
7.125% due 03/15/2031	25	26

Allegiant Travel Co.
7.250% due 08/15/2027	50	49

Allison Transmission, Inc.
4.750% due 10/01/2027	75	73

Altice France Holding SA
10.500% due 05/15/2027	100	29

Altice France SA
5.125% due 07/15/2029	150	118

AMC Networks, Inc.
4.250% due 02/15/2029	50	38

Amentum Holdings, Inc.
7.250% due 08/01/2032	75	74

Amer Sports Co.
6.750% due 02/16/2031	25	26

American Airlines, Inc.
5.750% due 04/20/2029	250	245

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	50	46
4.000% due 01/15/2028	100	96

ams-OSRAM AG
12.250% due 03/30/2029	75	77

Arcosa, Inc.
6.875% due 08/15/2032	35	36

Aris Water Holdings LLC
7.250% due 04/01/2030	75	76

Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032	75	75

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	$75	$68

Avantor Funding, Inc.
4.625% due 07/15/2028	75	72

Axalta Coating Systems LLC
3.375% due 02/15/2029	150	137

Axon Enterprise, Inc.
6.125% due 03/15/2030	100	101
6.250% due 03/15/2033	50	51

B.C. Ltd.
10.000% due 04/15/2032 (a)	125	124

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	125	116
4.000% due 10/15/2030	275	249

Ball Corp.
2.875% due 08/15/2030	150	131

Bath & Body Works, Inc.
6.875% due 11/01/2035	25	25

Bausch & Lomb Corp.
8.375% due 10/01/2028	100	104

Bausch Health Cos., Inc.
5.750% due 08/15/2027	100	100
11.000% due 09/30/2028	50	48

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	75	76
4.500% due 11/15/2026	50	50

Belron U.K. Finance PLC
5.750% due 10/15/2029	75	75

Block, Inc.
3.500% due 06/01/2031	75	66
6.500% due 05/15/2032	100	101

Boise Cascade Co.
4.875% due 07/01/2030	25	24

Buckeye Partners LP
4.500% due 03/01/2028	75	72

Builders FirstSource, Inc.
5.000% due 03/01/2030	200	191

Cablevision Lightpath LLC
3.875% due 09/15/2027	25	24

Caesars Entertainment, Inc.
6.500% due 02/15/2032	50	50

Capstone Borrower, Inc.
8.000% due 06/15/2030	25	26

Capstone Copper Corp.
6.750% due 03/31/2033	100	100

Carnival Corp.
7.000% due 08/15/2029	225	236

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)	100	106

CCO Holdings LLC
4.500% due 08/15/2030	100	91
4.750% due 03/01/2030	250	232
5.375% due 06/01/2029	350	339

Celanese U.S. Holdings LLC
6.500% due 04/15/2030	125	124

Central Parent LLC
8.000% due 06/15/2029	50	44

Cerdia Finanz GmbH
9.375% due 10/03/2031	100	103

Chobani LLC
4.625% due 11/15/2028	100	96

Chord Energy Corp.
6.750% due 03/15/2033	75	75

Churchill Downs, Inc.
4.750% due 01/15/2028	125	122

Cimpress PLC
7.375% due 09/15/2032	50	46

Citgo Petroleum Corp.
8.375% due 01/15/2029	50	51

Civitas Resources, Inc.
8.375% due 07/01/2028	50	52

Clarios Global LP
6.750% due 02/15/2030	75	76

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clarivate Science Holdings Corp.
4.875% due 07/01/2029	$50	$45

Cloud Software Group, Inc.
6.500% due 03/31/2029	125	122

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	75	75
6.750% due 04/15/2032 (a)	50	50
6.875% due 01/15/2030	50	50

Cogent Communications Group, Inc.
7.000% due 06/15/2027	50	50

Community Health Systems, Inc.
5.625% due 03/15/2027	250	239

Consolidated Communications, Inc.
6.500% due 10/01/2028	25	24

CQP Holdco LP
5.500% due 06/15/2031	150	144

Crescent Energy Finance LLC
7.375% due 01/15/2033	75	72
7.625% due 04/01/2032	50	49

Crocs, Inc.
4.250% due 03/15/2029	25	23

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	125	115

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026	75	77

DaVita, Inc.
4.625% due 06/01/2030	25	23
6.875% due 09/01/2032	50	50

Dcli Bidco LLC
7.750% due 11/15/2029	75	77

Diamond Foreign Asset Co.
8.500% due 10/01/2030	75	77

DirecTV Financing LLC
5.875% due 08/15/2027	125	121
10.000% due 02/15/2031	50	48

DISH Network Corp.
11.750% due 11/15/2027	75	79

EchoStar Corp.
10.750% due 11/30/2029	115	121

Efesto Bidco S.p.A Efesto U.S. LLC
7.500% due 02/15/2032	100	98

Element Solutions, Inc.
3.875% due 09/01/2028	25	24

Ellucian Holdings, Inc.
6.500% due 12/01/2029	50	49

EQM Midstream Partners LP
4.750% due 01/15/2031	200	192

ESAB Corp.
6.250% due 04/15/2029	50	51

First Student Bidco, Inc.
4.000% due 07/31/2029	100	92

Frontier Communications Holdings LLC
5.875% due 10/15/2027	150	150

Garda World Security Corp.
6.000% due 06/01/2029	100	94

GFL Environmental, Inc.
4.375% due 08/15/2029	75	71

Global Medical Response, Inc.
10.000% due 10/31/2028	76	76

Goat Holdco LLC
6.750% due 02/01/2032	100	98

goeasy Ltd.
7.625% due 07/01/2029	150	150

Graphic Packaging International LLC
3.500% due 03/15/2028	75	71

Gray Television, Inc.
5.375% due 11/15/2031	25	16

GYP Holdings Corp.
4.625% due 05/01/2029	100	94

HealthEquity, Inc.
4.500% due 10/01/2029	150	141

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	125	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton Grand Vacations Borrower LLC
5.000% due 06/01/2029	$75	$70

Hologic, Inc.
3.250% due 02/15/2029	250	231

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	50	51

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)	25	24

Imola Merger Corp.
4.750% due 05/15/2029	175	166

Ingevity Corp.
3.875% due 11/01/2028	75	70

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	150	146

Intelsat Jackson Holdings SA
6.500% due 03/15/2030	100	95

International Game Technology PLC
5.250% due 01/15/2029	75	73

Jazz Securities DAC
4.375% due 01/15/2029	25	24

JELD-WEN, Inc.
7.000% due 09/01/2032	50	44

JetBlue Airways Corp.
9.875% due 09/20/2031	150	148

KBR, Inc.
4.750% due 09/30/2028	75	71

Kinetik Holdings LP
6.625% due 12/15/2028	75	76

Kodiak Gas Services LLC
7.250% due 02/15/2029	100	102

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	100	98

Lamar Media Corp.
4.000% due 02/15/2030	50	46

Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	75	70

Level 3 Financing, Inc.
10.500% due 05/15/2030	25	27
11.000% due 11/15/2029	100	112

LifePoint Health, Inc.
11.000% due 10/15/2030	100	109

Live Nation Entertainment, Inc.
4.750% due 10/15/2027	150	146

Matador Resources Co.
6.250% due 04/15/2033	50	49
6.500% due 04/15/2032	50	50

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	150	147

McGraw-Hill Education, Inc.
7.375% due 09/01/2031	50	50

Medline Borrower LP
3.875% due 04/01/2029	300	281

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	25	24

MGM China Holdings Ltd.
4.750% due 02/01/2027	75	74

Mineral Resources Ltd.
9.250% due 10/01/2028	25	25

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032	25	25

Molina Healthcare, Inc.
3.875% due 11/15/2030	50	45

Motion Finco SARL
8.375% due 02/15/2032	50	49

MPH Acquisition Holdings LLC
5.750% due 12/31/2030	13	10

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)	7	6

NCL Corp. Ltd.
5.875% due 02/15/2027	200	200

NCR Atleos Corp.
9.500% due 04/01/2029	25	27

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	139

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newell Brands, Inc.
6.375% due 05/15/2030		$50	$49

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		100	82

NFE Financing LLC
12.000% due 11/15/2029		26	22

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		100	97

Noble Finance LLC
8.000% due 04/15/2030		125	125

Nordstrom, Inc.
5.000% due 01/15/2044		50	37

Northriver Midstream Finance LP
6.750% due 07/15/2032		75	76

Novelis, Inc.
6.875% due 01/30/2030		100	101

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		150	139
7.250% due 06/15/2031		75	74

ON Semiconductor Corp.
3.875% due 09/01/2028		75	70

Opal BIDCO
5.500% due 03/31/2032 (a)	EUR	100	108

Open Text Corp.
3.875% due 02/15/2028		$100	94

Option Care Health, Inc.
4.375% due 10/31/2029		25	23

Organon & Co.
4.125% due 04/30/2028		225	210
7.875% due 05/15/2034		50	49

Outfront Media Capital LLC
4.250% due 01/15/2029		50	46

Paramount Global
4.950% due 01/15/2031		50	48

Parkland Corp.
6.625% due 08/15/2032		50	50

Performance Food Group, Inc.
4.250% due 08/01/2029		125	117

Permian Resources Operating LLC
6.250% due 02/01/2033		75	75

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		50	48
6.125% due 09/30/2032		50	49

PetSmart, Inc.
4.750% due 02/15/2028		50	47
7.750% due 02/15/2029		25	23

Post Holdings, Inc.
4.500% due 09/15/2031		200	181
6.250% due 10/15/2034		25	25

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		75	71

Prime Security Services Borrower LLC
3.375% due 08/31/2027		75	71
5.750% due 04/15/2026		63	63

Quikrete Holdings, Inc.
6.375% due 03/01/2032		50	50
6.750% due 03/01/2033		175	174

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029		125	133

Rand Parent LLC
8.500% due 02/15/2030		75	74

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		175	170

Rivian Holdings LLC
10.502% due 10/15/2026 ~		125	126

ROBLOX Corp.
3.875% due 05/01/2030		25	23

Rockies Express Pipeline LLC
6.750% due 03/15/2033		100	102

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027		150	150
5.500% due 04/01/2028		200	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sable International Finance Ltd.
7.125% due 10/15/2032	$50	$48

Seadrill Finance Ltd.
8.375% due 08/01/2030	75	75

Seagate HDD Cayman
4.091% due 06/01/2029	50	47
4.125% due 01/15/2031	75	68
5.750% due 12/01/2034	75	73

Sensata Technologies BV
4.000% due 04/15/2029	100	92

Shift4 Payments LLC
6.750% due 08/15/2032	75	76

Simmons Foods, Inc.
4.625% due 03/01/2029	125	116

Sinclair Television Group, Inc.
8.125% due 02/15/2033	50	49

Sirius XM Radio, Inc.
4.000% due 07/15/2028	200	187

SM Energy Co.
6.750% due 08/01/2029	50	49

Snap, Inc.
6.875% due 03/01/2033	75	75

Sotera Health Holdings LLC
7.375% due 06/01/2031	25	25

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	50	53
9.750% due 11/15/2030	12	13

Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/06/2030 ^(b)(c)	63	56

Stagwell Global LLC
5.625% due 08/15/2029	125	119

Standard Industries, Inc.
4.750% due 01/15/2028	175	170

Star Leasing Co. LLC
7.625% due 02/15/2030	50	48

Star Parent, Inc.
9.000% due 10/01/2030	75	74

Station Casinos LLC
4.500% due 02/15/2028	125	120
4.625% due 12/01/2031	25	22

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	50	51

Sunoco LP
7.000% due 05/01/2029	75	77

Tenet Healthcare Corp.
4.625% due 06/15/2028	150	145

TGS ASA
8.500% due 01/15/2030	50	52

Toledo Hospital
6.015% due 11/15/2048	25	22

TopBuild Corp.
4.125% due 02/15/2032	150	134

TransDigm, Inc.
4.625% due 01/15/2029	75	71
6.375% due 03/01/2029	325	329

Transocean, Inc.
8.750% due 02/15/2030	60	62

Twilio, Inc.
3.875% due 03/15/2031	25	23

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	25	25

U.S. Foods, Inc.
4.750% due 02/15/2029	150	145

UKG, Inc.
6.875% due 02/01/2031	150	152

United Airlines, Inc.
4.625% due 04/15/2029	125	118

United Rentals North America, Inc.
3.875% due 02/15/2031	125	114

Univision Communications, Inc.
4.500% due 05/01/2029	50	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 06/01/2027		$100	$99
8.500% due 07/31/2031		50	49

Valaris Ltd.
8.375% due 04/30/2030		200	200

Vallourec SACA
7.500% due 04/15/2032		75	78

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		225	208

Venture Global LNG, Inc.
7.000% due 01/15/2030		75	74
9.500% due 02/01/2029		400	429

Veritiv Operating Co.
10.500% due 11/30/2030		50	53

Viavi Solutions, Inc.
3.750% due 10/01/2029		100	92

Victoria’s Secret & Co.
4.625% due 07/15/2029		25	22

Victra Holdings LLC
8.750% due 09/15/2029		25	26

Viper Energy Partners LP
5.375% due 11/01/2027		50	50

Viridien
10.000% due 10/15/2030		50	51

Vital Energy, Inc.
7.875% due 04/15/2032		45	42

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		325	283

VOC Escrow Ltd.
5.000% due 02/15/2028		150	146

Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026	EUR	125	132
4.800% due 11/18/2044		$25	23
8.125% due 08/15/2029		75	77

Wand NewCo 3, Inc.
7.625% due 01/30/2032		25	26

Waste Pro USA, Inc.
7.000% due 02/01/2033		50	50

Wayfair LLC
7.250% due 10/31/2029		50	48
7.750% due 09/15/2030		75	73

Weatherford International Ltd.
8.625% due 04/30/2030		50	51

Western Digital Corp.
4.750% due 02/15/2026		100	99

Williams Scotsman, Inc.
6.625% due 06/15/2029		50	51

Windstream Services LLC
8.250% due 10/01/2031		75	76

Wynn Resorts Finance LLC
6.250% due 03/15/2033		25	24
7.125% due 02/15/2031		150	155

Yum! Brands, Inc.
4.750% due 01/15/2030		100	97

Ziggo BV
4.875% due 01/15/2030		100	92

ZipRecruiter, Inc.
5.000% due 01/15/2030		50	44

ZoomInfo Technologies LLC
3.875% due 02/01/2029		75	69

			21,572

UTILITIES 3.1%

Aethon United BR LP
7.500% due 10/01/2029		50	51

Antero Midstream Partners LP
5.750% due 03/01/2027		100	100

Archrock Partners LP
6.625% due 09/01/2032		50	50

Blue Racer Midstream LLC
7.000% due 07/15/2029		75	77

Clearway Energy Operating LLC
3.750% due 02/15/2031		75	66

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edison International
8.125% due 06/15/2053 •	$75	$73

Electricite de France SA
9.125% due 03/15/2033 •(f)	75	85

FORESEA Holding SA
7.500% due 06/15/2030	100	97

Genesis Energy LP
7.875% due 05/15/2032	125	126

Hilcorp Energy LP
6.875% due 05/15/2034	50	47

PBF Holding Co. LLC
6.000% due 02/15/2028	25	23

TerraForm Power Operating LLC
5.000% due 01/31/2028	75	73

Vodafone Group PLC
5.125% due 06/04/2081 •	50	38

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	200	209

		1,115

Total Corporate Bonds & Notes (Cost $27,545)		27,657

U.S. TREASURY OBLIGATIONS 9.6%

U.S. Treasury Notes
3.250% due 06/30/2027	2,450	2,418
4.000% due 02/15/2034	1,025	1,011

Total U.S. Treasury Obligations (Cost $3,397)		3,429

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.1%

ENERGY 0.0%

New Fortress Energy, Inc. «(d)	1,479	$12

INDUSTRIALS 0.1%

Spirit Aviation Holdings Inc. «(d)	1,490	22

Total Common Stocks (Cost $22)		34

WARRANTS 0.1%

INDUSTRIALS 0.1%

Spirit Aviation Holdings, Inc. - Exp. 12/31/2099 «	1,693	25

Total Warrants (Cost $21)		25

Total Investments in Securities (Cost $33,104)		33,255

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.9%

SHORT-TERM INSTRUMENTS 5.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%

PIMCO Short-Term Floating NAV Portfolio III	214,588	$2,089

Total Short-Term Instruments (Cost $2,088)		2,089

Total Investments in Affiliates (Cost $2,088)		2,089

Total Investments 99.3% (Cost $35,192)		$35,344

Financial Derivative Instruments (g)(h) (0.0)% (Cost or Premiums, net $378)		(8)

Other Assets and Liabilities, net 0.7%		269

Net Assets 100.0%		$35,605

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	1	$207	$1	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	27	2,920	49	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	6	685	16	1	0

Total Futures Contracts				$66	$1	$(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	141

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2028	1.674%	$ 125	$12	$2	$14	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	0.736	100	10	5	15	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	1.529	175	(14)	11	(3)	0	(1)
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.056	EUR 100	22	1	23	0	0

						$30	$19	$49	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)		Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$ 3,200	$232	$(56)		$176	$1	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,000	52	1		53	0	0

					$284		$(55)	$229	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	03/19/2055	$500	$64	$(15)	$49	$0	$(4)

Total Swap Agreements						$378	$(51)	$327	$1	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$1	$2	$0	$(1)	$(5)	$(6)

Cash of $614 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	EUR	112		$117	$0	$(4)

MYI	04/2025		$121	EUR	112	0	0
	05/2025	EUR	112		$121	0	0

Total Forward Foreign Currency Contracts						$0	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(4)	$0	$0	$(4)	$(4)	$0	$(4)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$1	$2

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	1	0	0	4	5

	$0	$1	$0	$0	$5	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4

	$0	$1	$0	$4	$5	$10

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(31)	$(31)
Swap Agreements	0	255	0	0	(1)	254

	$0	$255	$0	$0	$(32)	$223

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

	$0	$255	$0	$3	$(32)	$226

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	143

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67
Swap Agreements	0	(87)	0	0	(15)	(102)

	$0	$(87)	$0	$0	$52	$(35)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5)	$0	$(5)

	$0	$(87)	$0	$(5)	$52	$(40)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,862	$248	$2,110
Corporate Bonds & Notes
Banking & Finance	0	4,970	0	4,970
Industrials	0	21,490	82	21,572
Utilities	0	1,115	0	1,115
U.S. Treasury Obligations	0	3,429	0	3,429
Common Stocks
Energy	0	0	12	12
Industrials	0	0	22	22
Warrants
Industrials	0	0	25	25

	$0	$32,866	$389	$33,255

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,089	$0	$0	$2,089

Total Investments	$2,089	$32,866	$389	$35,344

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(4)	0	(4)

	$0	$(10)	$0	$(10)

Total Financial Derivative Instruments	$0	$(8)	$0	$(8)

Totals	$2,089	$32,858	$389	$35,336

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$220	$248	$(220)	$0	$0	$0	$0	$0	$248	$0
Corporate Bonds & Notes
Industrials	0	0	0	0	0	0	82	0	82	0
Common Stocks
Energy	0	0	0	0	0	12	0	0	12	12
Industrials	0	22	0	0	0	0	0	0	22	0
Warrants
Industrials	0	21	0	0	0	4	0	0	25	4

Totals	$220	$291	$(220)	$0	$0	$16	$82	$0	$389	$16

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$74	Recent Transaction	Purchase Price	98.500	—
	174	Third Party Vendor	Broker Quote	96.250-99.750	99.176
Corporate Bonds & Notes
Industrials	82	Indicative Market Quotation	Broker Quote	82.000	—
Common Stocks
Energy	12	Reference Instrument	Stock Price w/Liquidity Discount	6.000	—
Industrials	22	Indicative Market Quotation	Broker Quote	$15.000	—
Warrants
Industrials	25	Indicative Market Quotation	Broker Quote	$15.000	—

Total	$389

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	145

Schedule of Investments	PIMCO Sector Fund Series - I

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.6%

CORPORATE BONDS & NOTES 74.1%

BANKING & FINANCE 34.0%

ABN AMRO Bank NV
6.575% due 10/13/2026 •	$2,000	$2,020

Abu Dhabi Developmental Holding Co. PJSC
5.500% due 05/08/2034	500	519

AerCap Ireland Capital DAC
2.450% due 10/29/2026	4,400	4,253
3.000% due 10/29/2028	200	188
4.625% due 09/10/2029	1,000	990
6.100% due 01/15/2027	1,500	1,534
6.450% due 04/15/2027	3,000	3,098

Agree LP
5.625% due 06/15/2034	1,000	1,012

AIA Group Ltd.
5.400% due 09/30/2054	2,800	2,632
5.625% due 10/25/2027	200	206

Air Lease Corp.
5.200% due 07/15/2031	1,000	1,005

Aircastle Ltd.
5.750% due 10/01/2031	350	357
6.500% due 07/18/2028	800	834

Ally Financial, Inc.
5.543% due 01/17/2031 •	600	597
5.800% due 05/01/2025	2,000	2,001
6.184% due 07/26/2035 •	7,655	7,611
6.646% due 01/17/2040 •	2,600	2,517
6.848% due 01/03/2030 •	900	940
6.992% due 06/13/2029 •	200	209
8.000% due 11/01/2031	300	334

American Express Co.
5.085% due 01/30/2031 ~	1,200	1,216
5.359% due 02/16/2028 ~	2,900	2,924
5.442% due 01/30/2036 ~	4,500	4,551
5.645% due 04/23/2027 •	600	607
6.489% due 10/30/2031 •	1,000	1,081

American Tower Corp.
1.300% due 09/15/2025	200	197
1.500% due 01/31/2028	3,000	2,755
2.100% due 06/15/2030	900	787
2.300% due 09/15/2031	3,000	2,567
3.550% due 07/15/2027	500	489
3.600% due 01/15/2028	800	779
5.000% due 01/31/2030	2,725	2,748
5.200% due 02/15/2029	1,100	1,118
5.400% due 01/31/2035	3,300	3,331
5.650% due 03/15/2033	1,797	1,853

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	2,200	2,149

Antares Holdings LP
6.350% due 10/23/2029	1,250	1,252
6.500% due 02/08/2029	2,400	2,415
7.950% due 08/11/2028	1,500	1,584

Aon North America, Inc.
5.150% due 03/01/2029	700	713
5.300% due 03/01/2031	1,000	1,024

Ares Capital Corp.
3.250% due 07/15/2025	500	498
5.875% due 03/01/2029	2,000	2,031
7.000% due 01/15/2027	1,100	1,134

Athene Global Funding
4.860% due 08/27/2026	1,000	1,003
5.322% due 11/13/2031	5,500	5,506

Aviation Capital Group LLC
5.125% due 04/10/2030	4,300	4,278
5.375% due 07/15/2029	3,000	3,025
6.250% due 04/15/2028	300	311
6.750% due 10/25/2028	1,800	1,901

Avolon Holdings Funding Ltd.
4.950% due 01/15/2028	1,700	1,693
5.375% due 05/30/2030	1,800	1,803
5.750% due 03/01/2029	750	764
5.750% due 11/15/2029	2,500	2,550
6.375% due 05/04/2028	2,575	2,666

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bain Capital Specialty Finance, Inc.
5.950% due 03/15/2030		$4,000	$3,933

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		1,400	1,436
7.883% due 11/15/2034 •		2,000	2,251

Banco Santander SA
2.746% due 05/28/2025		300	299
4.175% due 03/24/2028 •		8,600	8,516
4.250% due 04/11/2027		800	794
5.294% due 08/18/2027		800	810
5.552% due 03/14/2028 •		2,200	2,235
5.739% due 03/14/2028 •		1,600	1,614
6.033% due 01/17/2035		4,000	4,144

Bank of America Corp.
1.922% due 10/24/2031 •		1,800	1,541
2.884% due 10/22/2030 •		1,400	1,291
3.419% due 12/20/2028 •		1,821	1,765
3.559% due 04/23/2027 •		580	574
3.593% due 07/21/2028 •		4,200	4,111
3.824% due 01/20/2028 •		1,300	1,284
4.948% due 07/22/2028 •		1,288	1,299
5.162% due 01/24/2031 ~		1,100	1,115
5.202% due 04/25/2029 •		7,749	7,874
5.288% due 04/25/2034 •		13,100	13,166
5.468% due 01/23/2035 •		3,450	3,502
5.933% due 09/15/2027 •		1,100	1,122

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		200	201

Bank of Montreal
4.567% due 09/10/2027 •		800	801
4.689% due 06/28/2028		500	507

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,800	1,829
5.538% due 01/22/2030		2,200	2,267
5.790% due 07/13/2028		4,000	4,133
5.896% due 07/13/2026		300	305

Barclays PLC
5.367% due 02/25/2031 •		3,100	3,135
5.785% due 02/25/2036 ~		3,000	3,018
6.496% due 09/13/2027 •		1,900	1,947
7.385% due 11/02/2028 •		1,300	1,381
7.437% due 11/02/2033 •		3,000	3,350
8.500% due 06/15/2030 ~(f)(g)	GBP	3,000	3,984
9.625% due 12/15/2029 •(f)(g)		$1,500	1,649

BBVA Bancomer SA
7.625% due 02/11/2035 •(g)		3,100	3,138
8.125% due 01/08/2039 •(g)		900	918

BGC Group, Inc.
6.150% due 04/02/2030 (b)		5,700	5,678
6.600% due 06/10/2029		1,700	1,747
8.000% due 05/25/2028		1,718	1,835

Blackstone Private Credit Fund
6.000% due 01/29/2032		3,400	3,373

Blue Owl Credit Income Corp.
6.600% due 09/15/2029		1,200	1,220

Blue Owl Finance LLC
6.250% due 04/18/2034		185	190

BNP Paribas SA
5.283% due 11/19/2030 •		6,200	6,267
5.786% due 01/13/2033 ~		1,100	1,125
5.906% due 11/19/2035 •		5,200	5,141
8.000% due 08/22/2031 •(f)(g)		1,200	1,250

Boost Newco Borrower LLC
7.500% due 01/15/2031		500	521

Boston Properties LP
6.750% due 12/01/2027		100	105

BPCE SA
3.500% due 10/23/2027		2,150	2,085
5.876% due 01/14/2031 ~		2,000	2,049
5.975% due 01/18/2027 •		500	505
6.293% due 01/14/2036 ~		3,300	3,414
6.612% due 10/19/2027 •		800	822
6.915% due 01/14/2046 ~		1,750	1,820

Brandywine Operating Partnership LP
3.950% due 11/15/2027		2,500	2,366

CaixaBank SA
6.037% due 06/15/2035 •		200	207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.208% due 01/18/2029 •	$1,300	$1,349
6.684% due 09/13/2027 •	3,500	3,600

Canadian Imperial Bank of Commerce
4.862% due 01/13/2028 ~	600	603
6.950% due 01/28/2085 •(g)	3,300	3,236

Cantor Fitzgerald LP
7.200% due 12/12/2028	2,400	2,533

Capital One Financial Corp.
5.700% due 02/01/2030 •	3,000	3,065
6.183% due 01/30/2036 ~	6,100	6,088
6.377% due 06/08/2034 •	500	523
7.624% due 10/30/2031 •	1,600	1,782

CBRE Services, Inc.
4.875% due 03/01/2026	1,600	1,600

CI Financial Corp.
7.500% due 05/30/2029	1,150	1,206

Citadel Finance LLC
5.900% due 02/10/2030	14,080	14,029

Citadel LP
6.000% due 01/23/2030	1,400	1,423
6.375% due 01/23/2032	3,600	3,696

Citibank NA
4.838% due 08/06/2029	2,471	2,498
4.876% due 11/19/2027 •	1,100	1,106

Citigroup, Inc.
3.785% due 03/17/2033 •	1,600	1,464
4.412% due 03/31/2031 •	4,900	4,777
5.333% due 03/27/2036 ~	10,100	10,067

Citizens Financial Group, Inc.
5.253% due 03/05/2031 ~	3,000	3,017
5.718% due 07/23/2032 •	8,500	8,657
5.841% due 01/23/2030 •	1,700	1,747

Cooperatieve Rabobank UA
5.500% due 07/18/2025	400	401

Corebridge Financial, Inc.
3.650% due 04/05/2027	600	590
6.375% due 09/15/2054 •	500	498

CoStar Group, Inc.
2.800% due 07/15/2030	1,400	1,247

Cousins Properties LP
5.375% due 02/15/2032	3,484	3,472
5.875% due 10/01/2034	1,900	1,916

Credit Agricole SA
5.230% due 01/09/2029 •	750	758
5.589% due 07/05/2026	400	406
5.862% due 01/09/2036 •	6,900	7,062
6.316% due 10/03/2029 •	1,500	1,568

Crown Castle, Inc.
1.050% due 07/15/2026	500	477
3.650% due 09/01/2027	800	780
5.800% due 03/01/2034	400	408

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 ~(f)	5,700	5,732

Danske Bank AS
5.705% due 03/01/2030 •	700	721
6.259% due 09/22/2026 •	1,900	1,913

DaVinciRe Holdings Ltd.
5.950% due 04/15/2035	2,600	2,609

Deloitte LLP
5.590% due 01/30/2035 «(h)	2,800	2,768

Deutsche Bank AG
5.373% due 01/10/2029 ~	3,500	3,539
5.706% due 02/08/2028 •	1,100	1,117
6.119% due 07/14/2026 •	400	401
6.720% due 01/18/2029 •	4,130	4,324
6.819% due 11/20/2029 •	1,900	2,015

Digital Realty Trust LP
5.550% due 01/15/2028	1,640	1,679

Discover Bank
4.650% due 09/13/2028	400	397

Discover Financial Services
4.100% due 02/09/2027	800	792
7.964% due 11/02/2034 •	500	572

EPR Properties
3.600% due 11/15/2031	2,000	1,786

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 08/15/2029		$4,400	$4,127
4.500% due 06/01/2027		200	197
4.950% due 04/15/2028		1,400	1,387

Equinix Europe 2 Financing Corp. LLC
3.250% due 03/15/2031	EUR	3,700	3,928

Equinix, Inc.
1.250% due 07/15/2025		$200	198
1.450% due 05/15/2026		1,900	1,837
3.000% due 07/15/2050		300	190

Equitable Financial Life Global Funding
4.875% due 11/19/2027		2,000	2,012
5.450% due 03/03/2028		400	410

Essential Properties LP
2.950% due 07/15/2031		3,600	3,124

Essex Portfolio LP
5.375% due 04/01/2035		3,600	3,610
5.500% due 04/01/2034		2,200	2,222

Extra Space Storage LP
5.400% due 06/15/2035		5,900	5,869
5.500% due 07/01/2030		2,900	2,975
5.700% due 04/01/2028		400	411

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,000	2,908
6.500% due 06/04/2029		3,300	3,361

F&G Global Funding
5.875% due 01/16/2030		2,100	2,138

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		1,725	1,798

Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		200	200
4.991% due 01/27/2027 ~		1,700	1,701
5.250% due 04/26/2029		1,200	1,224

First Citizens BancShares, Inc.
5.231% due 03/12/2031 ~		4,100	4,105

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	926
3.815% due 11/02/2027		400	382
4.125% due 08/17/2027		2,005	1,937
4.271% due 01/09/2027		400	392
4.950% due 05/28/2027		534	526
5.125% due 11/05/2026		1,600	1,590
5.303% due 09/06/2029		3,900	3,783
5.800% due 03/05/2027		400	402
5.800% due 03/08/2029		800	793
5.850% due 05/17/2027		1,198	1,205
5.875% due 11/07/2029		6,000	5,938
6.054% due 11/05/2031		1,800	1,765
6.532% due 03/19/2032		5,000	5,000
6.800% due 05/12/2028		385	396
6.950% due 06/10/2026		400	406
7.122% due 11/07/2033		800	818
7.200% due 06/10/2030		300	312
7.350% due 11/04/2027		1,900	1,969

GA Global Funding Trust
5.900% due 01/13/2035		2,400	2,435

General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	190
4.900% due 10/06/2029		1,300	1,279
5.050% due 04/04/2028		5,000	5,007
5.350% due 01/07/2030		2,100	2,097
5.550% due 07/15/2029		1,300	1,311
5.900% due 01/07/2035		3,200	3,171

Global Atlantic Fin Co.
6.750% due 03/15/2054		1,300	1,321

GLP Capital LP
4.000% due 01/15/2030		3,050	2,886
4.000% due 01/15/2031		1,900	1,773
5.300% due 01/15/2029		2,700	2,706
5.625% due 09/15/2034		5,250	5,167
5.750% due 06/01/2028		3,100	3,157

Goldman Sachs Bank USA
5.109% due 05/21/2027 ~		3,100	3,110
5.130% due 03/18/2027 •		3,100	3,107

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,343
2.615% due 04/22/2032 •		3,791	3,311

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.102% due 02/24/2033 •		$2,575	$2,270
3.615% due 03/15/2028 •		1,300	1,276
5.016% due 10/23/2035 •		2,500	2,432
5.049% due 07/23/2030 •		1,700	1,714
5.330% due 07/23/2035 •		2,400	2,389
5.536% due 01/28/2036 •		2,000	2,029
5.727% due 04/25/2030 •		2,300	2,373
5.798% due 08/10/2026 •		700	703
7.250% due 04/10/2028	GBP	200	275

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034		$4,600	4,553

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	1,978

HAT Holdings LLC
8.000% due 06/15/2027		3,500	3,628

Highwoods Realty LP
3.050% due 02/15/2030		200	179
7.650% due 02/01/2034		1,100	1,228

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034		2,000	1,950

Host Hotels & Resorts LP
3.500% due 09/15/2030		1,500	1,375
4.500% due 02/01/2026		100	100
5.700% due 07/01/2034		1,950	1,952

HPS Corporate Lending Fund
5.450% due 01/14/2028		1,800	1,801
5.950% due 04/14/2032		2,200	2,171
6.750% due 01/30/2029		1,500	1,546

HSBC Holdings PLC
2.206% due 08/17/2029 •		1,980	1,815
4.041% due 03/13/2028 •		375	370
4.899% due 03/03/2029 ~		200	201
5.130% due 11/19/2028 •		2,000	2,017
5.130% due 03/03/2031 •		500	502
5.286% due 11/19/2030 •		8,400	8,489
5.450% due 03/03/2036 ~		4,700	4,684
5.546% due 03/04/2030 •		2,500	2,555
7.390% due 11/03/2028 •		6,000	6,378

ING Bank Australia Ltd.
4.837% due 03/22/2027	AUD	1,100	693

ING Groep NV
5.066% due 03/25/2031 ~		$1,100	1,104
5.525% due 03/25/2036 ~		1,300	1,303

Intesa Sanpaolo SpA
6.625% due 06/20/2033		5,300	5,678
7.200% due 11/28/2033		1,300	1,443

Invitation Homes Operating Partnership LP
5.500% due 08/15/2033		2,700	2,719

Israel Discount Bank Ltd.
5.375% due 01/26/2028		1,600	1,602

JAB Holdings BV
4.375% due 04/25/2034	EUR	1,100	1,204

Jackson National Life Global Funding
4.900% due 01/13/2027		$600	603

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		1,300	1,259

John Deere Capital Corp.
4.858% due 03/06/2028 ~		1,100	1,100
5.100% due 04/11/2034		1,700	1,721

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		1,600	1,700

JPMorgan Chase & Co.
2.739% due 10/15/2030 •		4,600	4,222
3.509% due 01/23/2029 •		2,300	2,236
3.540% due 05/01/2028 •		1,592	1,560
3.782% due 02/01/2028 •		2,000	1,974
3.960% due 01/29/2027 •		500	498
4.005% due 04/23/2029 •		1,400	1,376
4.323% due 04/26/2028 •		2,790	2,777
4.452% due 12/05/2029 •		1,200	1,192
4.603% due 10/22/2030 •		3,000	2,981
4.851% due 07/25/2028 •		4,000	4,026
4.979% due 07/22/2028 •		1,000	1,009
4.995% due 07/22/2030 •		2,000	2,018
5.040% due 01/23/2028 •		3,687	3,720

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.140% due 01/24/2031 ~	$1,800	$1,828
5.288% due 07/22/2028 •	2,000	2,009
5.294% due 07/22/2035 •	600	603
5.299% due 07/24/2029 •	1,200	1,225
5.350% due 06/01/2034 •	4,100	4,168
5.571% due 04/22/2028 •	2,300	2,346
5.581% due 04/22/2030 •	3,300	3,404
5.766% due 04/22/2035 •	3,140	3,265
6.087% due 10/23/2029 •	7,400	7,749
6.254% due 10/23/2034 •	3,600	3,868

KBC Group NV
4.932% due 10/16/2030 •	600	600
6.324% due 09/21/2034 •	900	953

KeyBank NA
3.300% due 06/01/2025	200	199

Kilroy Realty LP
2.500% due 11/15/2032	1,400	1,111
2.650% due 11/15/2033	5,550	4,321
4.250% due 08/15/2029	200	191
4.375% due 10/01/2025	700	698
6.250% due 01/15/2036	2,900	2,877

Lazard Group LLC
4.375% due 03/11/2029	450	443
6.000% due 03/15/2031	1,400	1,456

Lincoln Financial Global Funding
5.300% due 01/13/2030	600	610

Lloyds Banking Group PLC
5.419% due 11/26/2028 ~	5,000	5,012
5.871% due 03/06/2029 •	1,100	1,135
5.985% due 08/07/2027 •	800	813

LPL Holdings, Inc.
5.200% due 03/15/2030	2,500	2,511
5.650% due 03/15/2035	1,600	1,585
5.700% due 05/20/2027	1,000	1,017

LXP Industrial Trust
2.375% due 10/01/2031	800	668
6.750% due 11/15/2028	1,700	1,799

Macquarie Airfinance Holdings Ltd.
5.200% due 03/27/2028	2,600	2,604

Marex Group PLC
6.404% due 11/04/2029	2,100	2,136

Marsh & McLennan Cos., Inc.
5.450% due 03/15/2053	750	728

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	200	202

Mitsubishi UFJ Financial Group, Inc.
5.197% due 01/16/2031 ~	1,600	1,625
5.426% due 04/17/2035 •	2,000	2,025
5.574% due 01/16/2036 ~	7,400	7,568

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •	1,100	1,123
5.739% due 05/27/2031 •	300	311

Morgan Stanley
2.475% due 01/21/2028 •	900	868
3.772% due 01/24/2029 •	300	294
4.210% due 04/20/2028 •	535	531
4.654% due 10/18/2030 •	5,000	4,961
4.679% due 07/17/2026 •	1,600	1,600
5.042% due 07/19/2030 •	750	756
5.123% due 02/01/2029 •	2,400	2,433
5.250% due 04/21/2034 •	2,300	2,302
5.320% due 07/19/2035 •	4,900	4,903
5.424% due 07/21/2034 •(i)	5,600	5,667
5.449% due 07/20/2029 •	5,600	5,728
5.516% due 11/19/2055 •	3,400	3,324
5.652% due 04/13/2028 •	600	613
6.407% due 11/01/2029 •	1,000	1,056

Morgan Stanley Bank NA
4.952% due 01/14/2028 •	1,900	1,912
4.968% due 07/14/2028 •	1,850	1,866
5.016% due 01/12/2029 •	4,800	4,859
5.436% due 01/14/2028 •	1,600	1,613
5.504% due 05/26/2028 •	1,200	1,222

MSD Investment Corp.
6.250% due 05/31/2030 (b)	3,300	3,267

Mutual of Omaha Cos. Global Funding
4.750% due 10/15/2029	1,900	1,893

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	147

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.350% due 04/09/2027		$1,900	$1,927
5.450% due 12/12/2028		400	411

Nationwide Building Society
6.557% due 10/18/2027 •		2,100	2,158

NatWest Group PLC
3.073% due 05/22/2028 •		2,400	2,323
4.892% due 05/18/2029 •		2,613	2,619
4.964% due 08/15/2030 •		1,000	1,001
5.516% due 09/30/2028 •		2,300	2,343
7.472% due 11/10/2026 •		500	508

Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027		2,800	2,782
6.408% due 09/13/2027 •		1,800	1,797
6.950% due 09/15/2026		1,500	1,525

NLG Global Funding
5.400% due 01/23/2030		2,000	2,037

Nomura Holdings, Inc.
1.851% due 07/16/2025		500	496
2.329% due 01/22/2027		600	576
6.070% due 07/12/2028		600	623

Nordea Bank Abp
6.300% due 09/25/2031 •(f)(g)		2,700	2,609

Norinchukin Bank
5.094% due 10/16/2029		2,200	2,220

Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/2030		800	812

Nuveen LLC
5.550% due 01/15/2030		2,000	2,063

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030		2,600	2,591

Pacific Life Global Funding
4.500% due 08/28/2029		4,500	4,488

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		1,200	846

Phillips Edison Grocery Center Operating Partnership LP
4.950% due 01/15/2035		3,300	3,136
5.750% due 07/15/2034		1,500	1,513

Piedmont Operating Partnership LP
9.250% due 07/20/2028		600	661

PNC Financial Services Group, Inc.
5.575% due 01/29/2036 ~		2,000	2,037
5.812% due 06/12/2026 •		100	100
6.615% due 10/20/2027 •		1,400	1,443

Popular, Inc.
7.250% due 03/13/2028		400	415

Principal Life Global Funding
5.500% due 06/28/2028		200	206

Prologis LP
4.200% due 02/15/2033	CAD	2,400	1,677

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		$1,800	1,837

Protective Life Global Funding
5.432% due 01/14/2032		3,100	3,184

Radian Group, Inc.
6.200% due 05/15/2029		1,100	1,135

Realty Income Corp.
4.875% due 07/06/2030	EUR	500	573
5.000% due 10/15/2029	GBP	1,400	1,787
5.125% due 07/06/2034	EUR	400	466

RenaissanceRe Holdings Ltd.
5.800% due 04/01/2035		$2,000	2,050

RGA Global Funding
5.250% due 01/09/2030		900	917
5.500% due 01/11/2031		2,000	2,058

Royal Bank of Canada
4.715% due 03/27/2028 ~		1,300	1,304
4.965% due 01/24/2029 ~		1,300	1,310
4.970% due 05/02/2031 ~		2,000	2,010

Safehold GL Holdings LLC
5.650% due 01/15/2035		4,800	4,782

Sammons Financial Group Global Funding
5.100% due 12/10/2029		366	368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sammons Financial Group, Inc.
6.875% due 04/15/2034	$2,500	$2,670

Santander Holdings USA, Inc.
5.741% due 03/20/2031 ~	1,600	1,613

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	600	592
2.469% due 01/11/2028 •	1,100	1,057
6.833% due 11/21/2026 •	600	608

SBL Holdings, Inc.
7.200% due 10/30/2034	3,900	3,680

Selective Insurance Group, Inc.
5.900% due 04/15/2035	600	606

Simon Property Group LP
6.250% due 01/15/2034	1,500	1,612

Sixth Street Lending Partners
5.750% due 01/15/2030	4,500	4,459
6.500% due 03/11/2029	3,000	3,067

SMBC Aviation Capital Finance DAC
5.300% due 04/03/2029	1,100	1,116
5.700% due 07/25/2033	1,300	1,325

Standard Chartered PLC
6.228% due 01/21/2036 •	3,100	3,225
6.301% due 01/09/2029 •	400	415
6.750% due 02/08/2028 •	4,200	4,343

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035	6,000	5,960

Store Capital LLC
5.400% due 04/30/2030	2,000	2,004

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	3,000	2,807
5.240% due 04/15/2030	300	306
5.632% due 01/15/2035	7,500	7,705
5.880% due 07/13/2026	500	509

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027	1,100	1,100
4.500% due 03/13/2028	2,000	2,001
4.500% due 09/10/2029	2,900	2,887
4.850% due 09/10/2034	200	196
5.050% due 03/13/2035 (i)	4,000	3,963
5.200% due 03/07/2027	700	710

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •	1,200	1,211

Synchrony Bank
5.625% due 08/23/2027	2,550	2,587

Synchrony Financial
3.950% due 12/01/2027	2,300	2,243
5.450% due 03/06/2031 ~	2,500	2,483

Toronto-Dominion Bank
4.701% due 06/05/2026	300	301

Toyota Motor Credit Corp.
3.050% due 01/11/2028	960	928
5.011% due 03/19/2027 •	400	401

Truist Financial Corp.
5.153% due 08/05/2032 •	2,100	2,104

Trust Fibra Uno
7.375% due 02/13/2034	1,500	1,509
8.250% due 01/23/2037	3,400	3,483

U.S. Bancorp
6.787% due 10/26/2027 •	1,150	1,189

UBS AG
1.250% due 08/07/2026	400	384
4.864% due 01/10/2028 ~	1,400	1,407

UBS Group AG
1.305% due 02/02/2027 •	2,300	2,237
2.193% due 06/05/2026 •	4,300	4,280
3.869% due 01/12/2029 •	800	782
4.550% due 04/17/2026	700	700
4.703% due 08/05/2027 •	400	400
6.327% due 12/22/2027 •	2,500	2,568
6.850% due 09/10/2029 •(f)(g)	3,500	3,488
7.000% due 02/10/2030 ~(f)(g)	3,000	2,962

VB DPR Finance Co.
6.833% due 03/15/2035 «(h)	6,300	6,428

VICI Properties LP
3.875% due 02/15/2029	2,985	2,854

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 05/15/2025		$300	$300
4.750% due 02/15/2028		800	801
5.125% due 11/15/2031		1,400	1,382
5.125% due 05/15/2032		2,600	2,547
5.625% due 05/15/2052		2,100	1,917
5.750% due 04/01/2034		2,000	2,012

Vornado Realty LP
2.150% due 06/01/2026		100	96

Wells Fargo & Co.
2.188% due 04/30/2026 •		250	249
2.393% due 06/02/2028 •		6,300	6,014
2.879% due 10/30/2030 •		2,500	2,305
3.196% due 06/17/2027 •		2,250	2,214
3.526% due 03/24/2028 •		305	299
3.908% due 04/25/2026 •		1,900	1,899
4.808% due 07/25/2028 •		1,500	1,505
5.211% due 12/03/2035 •		3,000	2,980
5.244% due 01/24/2031 ~		1,600	1,627
5.428% due 04/22/2028 ~		300	302
5.499% due 01/23/2035 •		900	913
5.557% due 07/25/2034 •		5,700	5,802
5.574% due 07/25/2029 •		4,400	4,521
5.707% due 04/22/2028 •		3,900	3,986
6.491% due 10/23/2034 •		1,100	1,187

Wells Fargo Bank NA
5.065% due 01/15/2026 •		2,000	2,006
5.254% due 12/11/2026		1,900	1,927

Weyerhaeuser Co.
4.000% due 04/15/2030		900	867

			962,928

INDUSTRIALS 30.8%

AbbVie, Inc.
3.200% due 11/21/2029		1,500	1,417
4.800% due 03/15/2027		800	808
4.800% due 03/15/2029		2,600	2,633
4.875% due 03/15/2030		1,000	1,015

Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		3,300	3,178

Accenture Capital, Inc.
3.900% due 10/04/2027		1,000	994

AEP Transmission Co. LLC
5.150% due 04/01/2034		3,200	3,200

Agilent Technologies, Inc.
4.200% due 09/09/2027		600	597

Air Canada Pass-Through Trust
5.250% due 10/01/2030		836	840

Aker BP ASA
5.125% due 10/01/2034		3,100	2,960

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		324	323

Alibaba Group Holding Ltd.
2.700% due 02/09/2041		600	420
5.625% due 11/26/2054		3,000	2,990

Alimentation Couche-Tard, Inc.
5.267% due 02/12/2034		2,600	2,573

Altria Group, Inc.
4.875% due 02/04/2028		700	705
5.625% due 02/06/2035		2,600	2,625

Amcor Flexibles North America, Inc.
5.100% due 03/17/2030		2,000	2,017

American Airlines Pass-Through Trust
3.200% due 12/15/2029		441	420
3.575% due 07/15/2029		808	783
3.600% due 03/22/2029		172	167

American Medical Systems Europe BV
3.500% due 03/08/2032	EUR	1,100	1,191

Amgen, Inc.
4.200% due 03/01/2033		$3,000	2,845
5.150% due 03/02/2028		400	407
5.750% due 03/02/2063		1,500	1,463

Anglo American Capital PLC
5.750% due 04/05/2034		5,400	5,480

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		850	802

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Antofagasta PLC
6.250% due 05/02/2034		$1,000	$1,034

AP Moller - Maersk AS
5.875% due 09/14/2033		1,000	1,033

APA Corp.
6.100% due 02/15/2035		2,700	2,690
6.750% due 02/15/2055		2,000	1,958

AppLovin Corp.
5.125% due 12/01/2029		2,600	2,611
5.375% due 12/01/2031		900	905

Aptiv Swiss Holdings Ltd.
4.150% due 05/01/2052		500	354

ArcelorMittal SA
6.000% due 06/17/2034		2,500	2,560

Arcos Dorados BV
6.375% due 01/29/2032		3,100	3,171

Arrow Electronics, Inc.
5.875% due 04/10/2034		1,400	1,418

AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		4,000	3,920
5.308% due 10/20/2031		4,100	4,011

Ashtead Capital, Inc.
5.800% due 04/15/2034		4,300	4,328

AstraZeneca PLC
6.450% due 09/15/2037		700	783

Atlassian Corp.
5.250% due 05/15/2029		3,000	3,055

Aurizon Network Pty. Ltd.
3.125% due 06/01/2026	EUR	700	762

Automatic Data Processing, Inc.
4.450% due 09/09/2034		$600	581

AutoZone, Inc.
5.050% due 07/15/2026		500	504
6.250% due 11/01/2028		1,600	1,684

Bacardi Ltd.
5.250% due 01/15/2029		2,000	2,016
5.400% due 06/15/2033		200	196

Bacardi-Martini BV
6.000% due 02/01/2035		4,000	4,039

BAE Systems PLC
5.125% due 03/26/2029		3,470	3,525

BAT Capital Corp.
5.625% due 08/15/2035		2,100	2,109
5.834% due 02/20/2031		1,100	1,144
6.343% due 08/02/2030		1,100	1,170

Bayer U.S. Finance LLC
4.250% due 12/15/2025		1,600	1,593
4.375% due 12/15/2028		1,400	1,364
4.625% due 06/25/2038		3,900	3,370
6.375% due 11/21/2030		4,300	4,505
6.500% due 11/21/2033		1,300	1,366

Becton Dickinson & Co.
1.957% due 02/11/2031		1,300	1,109
4.874% due 02/08/2029		801	807

BMW U.S. Capital LLC
4.750% due 03/21/2028		3,500	3,509
5.050% due 03/21/2030		3,000	3,017

Boeing Co.
2.196% due 02/04/2026		1,500	1,468
2.250% due 06/15/2026		300	291
2.700% due 02/01/2027		1,200	1,158
2.800% due 03/01/2027		800	771
2.950% due 02/01/2030		600	547
3.200% due 03/01/2029		1,400	1,315
3.250% due 02/01/2028		100	96
3.950% due 08/01/2059		1,900	1,296
5.040% due 05/01/2027		1,013	1,018
5.150% due 05/01/2030		4,900	4,933
5.705% due 05/01/2040		3,800	3,696
5.930% due 05/01/2060		500	471
6.298% due 05/01/2029		2,300	2,413
6.388% due 05/01/2031		2,500	2,665
6.858% due 05/01/2054		900	978
7.008% due 05/01/2064		998	1,082

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		$2,500	$2,375

British Airways Pass-Through Trust
4.250% due 05/15/2034		590	569

Broadcom Corp.
3.875% due 01/15/2027		200	198

Broadcom, Inc.
1.950% due 02/15/2028		300	279
2.600% due 02/15/2033		2,000	1,686
3.187% due 11/15/2036		2,000	1,642
4.150% due 04/15/2032		500	474
4.350% due 02/15/2030		3,100	3,056
4.926% due 05/15/2037		1,600	1,539
5.050% due 04/15/2030		5,200	5,271

Cameron LNG LLC
2.902% due 07/15/2031		2,000	1,773

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		4,200	4,199
6.450% due 06/30/2033		1,000	1,061

Canadian Pacific Railway Co.
4.800% due 03/30/2030		1,500	1,506
6.125% due 09/15/2115		500	507

Carnival Corp.
4.000% due 08/01/2028		2,200	2,106

Carrier Global Corp.
4.125% due 05/29/2028	EUR	400	448
4.500% due 11/29/2032		1,100	1,260

CDW LLC
3.250% due 02/15/2029		$1,100	1,030
3.276% due 12/01/2028		2,300	2,171
3.569% due 12/01/2031		700	633
4.125% due 05/01/2025		3,200	3,203
5.550% due 08/22/2034		500	495

Centene Corp.
2.450% due 07/15/2028		2,900	2,648
2.500% due 03/01/2031		2,200	1,857
2.625% due 08/01/2031		3,800	3,197
3.000% due 10/15/2030		1,700	1,488
3.375% due 02/15/2030		1,200	1,086
4.625% due 12/15/2029		1,000	959

CGI, Inc.
1.450% due 09/14/2026		900	861
4.950% due 03/14/2030		5,900	5,902

Charter Communications Operating LLC
3.850% due 04/01/2061		1,400	851
3.950% due 06/30/2062		1,300	799
4.400% due 12/01/2061		6,000	3,987
5.500% due 04/01/2063		1,300	1,045
6.100% due 06/01/2029		1,000	1,033
6.550% due 06/01/2034		500	515
6.650% due 02/01/2034		3,000	3,111

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,100	1,051

Cheniere Energy Partners LP
3.250% due 01/31/2032		1,200	1,057
5.950% due 06/30/2033		200	206

Cheniere Energy, Inc.
4.625% due 10/15/2028		1,200	1,188

Chevron Phillips Chemical Co. LLC
4.750% due 05/15/2030		6,500	6,492

Choice Hotels International, Inc.
3.700% due 12/01/2029		850	801

Cigna Group
4.375% due 10/15/2028		2,000	1,985

CIMIC Finance USA Pty. Ltd.
7.000% due 03/25/2034		2,000	2,130

CommonSpirit Health
6.073% due 11/01/2027		100	103

Concentrix Corp.
6.650% due 08/02/2026		500	510

ConocoPhillips Co.
5.000% due 01/15/2035		1,800	1,783

Constellation Brands, Inc.
2.250% due 08/01/2031		1,400	1,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 02/15/2028	$535	$521
4.900% due 05/01/2033	600	586

Constellation Pharmaceutical
5.550% due 07/01/2033 «(h)	3,600	3,606

Continental Resources, Inc.
4.375% due 01/15/2028	2,100	2,059

Corp. Nacional del Cobre de Chile
5.950% due 01/08/2034	1,000	1,015

Coterra Energy, Inc.
5.400% due 02/15/2035	2,500	2,462
5.600% due 03/15/2034	700	705

Cox Communications, Inc.
5.450% due 09/01/2034	3,600	3,518
5.700% due 06/15/2033	200	201
5.800% due 12/15/2053	2,600	2,367

CRH SMW Finance DAC
5.125% due 01/09/2030	1,000	1,012

CSL Finanace PLC Co.
4.950% due 04/27/2062	200	175
5.106% due 04/03/2034	500	503

CVS Health Corp.
5.125% due 02/21/2030	5,000	5,034
5.700% due 06/01/2034	400	406
5.875% due 06/01/2053	600	567
6.000% due 06/01/2044	2,300	2,249
6.000% due 06/01/2063	1,700	1,606

Daimler Truck Finance North America LLC
5.125% due 09/25/2027	600	606
5.400% due 09/20/2028	1,700	1,733
5.625% due 01/13/2035	2,500	2,509

Darden Restaurants, Inc.
4.550% due 10/15/2029	3,700	3,657

DCP Midstream Operating LP
5.375% due 07/15/2025	445	445

Dell International LLC
4.750% due 04/01/2028 (b)	1,000	1,005

Dell, Inc.
6.500% due 04/15/2038	4,700	4,964

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	292	273

Delta Air Lines, Inc.
4.750% due 10/20/2028	1,000	996

Devon Energy Corp.
5.200% due 09/15/2034	4,700	4,535
5.750% due 09/15/2054	1,300	1,191

Diageo Capital PLC
5.300% due 10/24/2027	200	204

Diamondback Energy, Inc.
5.150% due 01/30/2030	1,200	1,219
5.200% due 04/18/2027	1,000	1,013
5.400% due 04/18/2034	1,100	1,099
5.550% due 04/01/2035	5,600	5,626
5.900% due 04/18/2064	3,000	2,825

DR Horton, Inc.
5.000% due 10/15/2034	3,100	3,023

DT Midstream, Inc.
5.800% due 12/15/2034	2,700	2,715

Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054	1,100	1,063
5.800% due 01/15/2035	3,000	3,098
6.200% due 01/15/2055	1,700	1,780

Ecopetrol SA
8.375% due 01/19/2036	1,100	1,072
8.875% due 01/13/2033	500	516

Elevance Health, Inc.
2.550% due 03/15/2031	5,700	5,040
5.150% due 06/15/2029	1,000	1,021
5.200% due 02/15/2035	1,800	1,807
5.850% due 01/15/2036	500	520
5.950% due 12/15/2034	600	633

Embraer Netherlands Finance BV
5.980% due 02/11/2035	1,900	1,935

Enbridge, Inc.
3.125% due 11/15/2029	2,300	2,140

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	149

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.300% due 04/05/2029		$1,000	$1,019
5.625% due 04/05/2034		6,500	6,606
5.900% due 11/15/2026		1,000	1,020
7.375% due 03/15/2055 •		2,400	2,470
7.625% due 01/15/2083 •		100	105
8.250% due 01/15/2084 •		600	633

Energy Transfer LP
3.900% due 07/15/2026		1,100	1,091
4.400% due 03/15/2027		1,200	1,197
4.750% due 01/15/2026		200	200
5.350% due 05/15/2045		1,000	899
5.400% due 10/01/2047		200	179
5.500% due 06/01/2027		1,400	1,422
5.550% due 05/15/2034		2,900	2,900
5.600% due 09/01/2034		3,700	3,708
5.700% due 04/01/2035		2,300	2,318
5.950% due 05/15/2054		1,000	956
6.000% due 06/15/2048		375	363
6.050% due 12/01/2026		800	818
7.500% due 07/01/2038		4,000	4,564

Eni SpA
5.500% due 05/15/2034		3,500	3,530
5.950% due 05/15/2054		4,000	3,916

Entergy Louisiana LLC
2.900% due 03/15/2051		800	495
4.000% due 03/15/2033		1,200	1,118
5.800% due 03/15/2055		1,700	1,693

Enterprise Products Operating LLC
4.950% due 02/15/2035		2,700	2,664

Expand Energy Corp.
4.750% due 02/01/2032		3,000	2,840
5.700% due 01/15/2035		1,300	1,306

Ferguson Enterprises, Inc.
5.000% due 10/03/2034		1,300	1,266

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,300	2,027

Flex Ltd.
5.250% due 01/15/2032		2,300	2,286

Flutter Treasury Designated Activity Co.
5.000% due 04/29/2029	EUR	1,000	1,109
6.375% due 04/29/2029		$300	306

Foundry JV Holdco LLC
5.900% due 01/25/2030		500	518

Freeport-McMoRan, Inc.
5.400% due 11/14/2034		100	100
5.450% due 03/15/2043		200	188

General Mills, Inc.
4.700% due 01/30/2027		900	903

Glencore Funding LLC
5.338% due 04/04/2027		3,200	3,241
5.400% due 05/08/2028		500	509

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,500	1,520

Gruma SAB de CV
5.390% due 12/09/2034		4,800	4,800

GXO Logistics, Inc.
6.500% due 05/06/2034		400	410

Haleon U.S. Capital LLC
3.375% due 03/24/2027		2,250	2,206
3.375% due 03/24/2029		1,300	1,243

Harbour Energy PLC
6.327% due 04/01/2035 (b)		5,000	4,982

Harley-Davidson Financial Services, Inc.
5.950% due 06/11/2029		2,300	2,321

Hasbro, Inc.
6.050% due 05/14/2034		2,000	2,054

HCA, Inc.
4.375% due 03/15/2042		700	579
5.250% due 06/15/2049		400	352
5.450% due 04/01/2031		3,700	3,759
5.450% due 09/15/2034		8,200	8,132
5.500% due 03/01/2032		1,200	1,212
5.625% due 09/01/2028		700	716

Hexcel Corp.
5.875% due 02/26/2035		600	612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HF Sinclair Corp.
5.750% due 01/15/2031		$1,100	$1,114

Home Depot, Inc.
4.950% due 06/25/2034		2,000	2,007

Honeywell International, Inc.
3.750% due 03/01/2036	EUR	300	320

Humana, Inc.
3.950% due 03/15/2027		$400	395
5.375% due 04/15/2031		2,600	2,621

Huntington Ingalls Industries, Inc.
5.353% due 01/15/2030		2,100	2,129
5.749% due 01/15/2035		800	807

Huntsman International LLC
5.700% due 10/15/2034		2,500	2,366

Hyatt Hotels Corp.
5.050% due 03/30/2028		2,800	2,813
5.250% due 06/30/2029		1,900	1,919
5.375% due 12/15/2031		500	498

Hyundai Capital America
4.850% due 03/25/2027		3,000	3,001
5.150% due 03/27/2030		2,300	2,293
5.353% due 03/25/2027 ~		2,600	2,599
5.401% due 03/19/2027 •		4,400	4,403
5.500% due 03/30/2026		400	403
5.680% due 06/26/2028		300	306

Icon Investments Six DAC
5.809% due 05/08/2027		300	306

Illumina, Inc.
4.650% due 09/09/2026		1,600	1,599
5.750% due 12/13/2027		100	102
5.800% due 12/12/2025		200	201

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,160	2,129
6.125% due 07/27/2027		200	206

Incitec Pivot Ltd.
4.300% due 03/18/2026	AUD	2,400	1,492

Ingersoll Rand, Inc.
5.176% due 06/15/2029		$300	305

Intel Corp.
5.150% due 02/21/2034		3,500	3,439
5.200% due 02/10/2033		1,500	1,482

IQVIA, Inc.
5.700% due 05/15/2028		1,700	1,732

JB Hunt Transport Services, Inc.
4.900% due 03/15/2030		1,800	1,812

JDE Peet’s NV
1.375% due 01/15/2027		2,100	1,974
2.250% due 09/24/2031		4,700	3,942

JetBlue Pass-Through Trust
2.750% due 11/15/2033		665	578
4.000% due 05/15/2034		148	139

JT International Financial Services BV
3.875% due 09/28/2028		2,600	2,534

Kinder Morgan, Inc.
4.300% due 06/01/2025		2,000	1,998
5.000% due 02/01/2029		1,900	1,916
5.200% due 06/01/2033		3,600	3,569
5.400% due 02/01/2034		1,900	1,899
5.550% due 06/01/2045		2,600	2,439

Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	1,700	1,872
5.200% due 03/15/2032		$1,900	1,922
5.400% due 03/15/2035		5,200	5,244
6.875% due 01/26/2039		200	222

Kroger Co.
5.000% due 09/15/2034		1,000	978

Kyndryl Holdings, Inc.
2.050% due 10/15/2026		1,260	1,211
6.350% due 02/20/2034		1,300	1,349

L3Harris Technologies, Inc.
5.050% due 06/01/2029		2,000	2,027
5.250% due 06/01/2031		1,200	1,223

Las Vegas Sands Corp.
5.900% due 06/01/2027		2,000	2,033

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/15/2029		$2,400	$2,454
6.200% due 08/15/2034		5,600	5,620

Leland Stanford Junior University
4.679% due 03/01/2035		5,500	5,449

Lenovo Group Ltd.
5.831% due 01/27/2028		400	412

LG Energy Solution Ltd.
5.250% due 04/02/2028 (b)		1,600	1,597
5.875% due 04/02/2035 (b)		3,800	3,813

LKQ Corp.
5.750% due 06/15/2028		3,300	3,375

Marathon Petroleum Corp.
5.150% due 03/01/2030		600	604
5.700% due 03/01/2035		2,800	2,790

Marriott International, Inc.
2.850% due 04/15/2031		300	267
4.000% due 04/15/2028		500	491
4.625% due 06/15/2030		500	496
4.800% due 03/15/2030		1,500	1,497
5.350% due 03/15/2035		5,400	5,353
5.450% due 09/15/2026		600	607
5.550% due 10/15/2028		300	309

Mars, Inc.
4.800% due 03/01/2030		3,500	3,521
5.200% due 03/01/2035		8,100	8,144

Marvell Technology, Inc.
1.650% due 04/15/2026		100	97
2.450% due 04/15/2028		1,100	1,031
2.950% due 04/15/2031		1,050	937

McDonald’s Corp.
6.300% due 10/15/2037		700	765

Mercedes-Benz Finance North America LLC
4.750% due 08/01/2027		1,100	1,103
4.800% due 08/01/2029		1,500	1,496
4.900% due 11/15/2027		4,200	4,222
5.000% due 04/01/2030 (b)		2,900	2,898
5.125% due 08/01/2034		800	790

Meta Platforms, Inc.
4.550% due 08/15/2031		400	401
5.750% due 05/15/2063		500	508

Micron Technology, Inc.
5.300% due 01/15/2031		1,200	1,214
5.327% due 02/06/2029		1,000	1,015
5.800% due 01/15/2035		3,800	3,893
6.750% due 11/01/2029		1,100	1,181

Mileage Plus Holdings LLC
6.500% due 06/20/2027		315	317

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	3,400	2,468
4.750% due 08/28/2034		$1,300	1,272

Motorola Solutions, Inc.
4.600% due 05/23/2029		200	199
5.000% due 04/15/2029		2,100	2,123
5.400% due 04/15/2034		400	405

MPLX LP
4.000% due 03/15/2028		315	309
4.500% due 04/15/2038		800	703
4.950% due 09/01/2032		200	196
5.400% due 04/01/2035		2,100	2,064
5.500% due 06/01/2034		3,000	2,990

MSCI, Inc.
3.625% due 09/01/2030		2,000	1,852

National Football League
5.480% due 10/05/2028 «(h)		4,000	4,042

National Fuel Gas Co.
5.950% due 03/15/2035		2,400	2,447

Nestle Capital Corp.
4.875% due 03/12/2034		2,700	2,705

NetApp, Inc.
5.700% due 03/17/2035		4,200	4,195

Novartis Capital Corp.
3.700% due 09/21/2042		500	409

NTT Finance Corp.
5.104% due 07/02/2027		300	305

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nucor Corp.
4.650% due 06/01/2030	$1,700	$1,695
5.100% due 06/01/2035	3,500	3,453

NXP BV
2.650% due 02/15/2032	2,700	2,311
4.300% due 06/18/2029	300	294

Occidental Petroleum Corp.
5.200% due 08/01/2029	600	600
5.550% due 03/15/2026	900	904
5.550% due 10/01/2034	7,300	7,137
6.050% due 10/01/2054	1,000	937
6.125% due 01/01/2031	4,400	4,526
6.200% due 03/15/2040	2,800	2,772
6.375% due 09/01/2028	200	208
7.500% due 05/01/2031	500	551
8.500% due 07/15/2027	300	318
8.875% due 07/15/2030	2,400	2,750

OCI NV
6.700% due 03/16/2033	2,300	2,453

Open Text Corp.
6.900% due 12/01/2027	200	207

Oracle Corp.
1.650% due 03/25/2026	200	194
4.200% due 09/27/2029	3,000	2,944
4.700% due 09/27/2034	2,000	1,911
5.500% due 08/03/2035	3,000	3,025
5.500% due 09/27/2064	1,650	1,497

ORLEN SA
6.000% due 01/30/2035	4,000	4,109

Ovintiv, Inc.
5.650% due 05/15/2025	500	500
6.250% due 07/15/2033	4,400	4,547

Paramount Global
2.900% due 01/15/2027	600	581
3.375% due 02/15/2028	300	288
3.700% due 06/01/2028	1,275	1,229
4.950% due 01/15/2031	800	769
6.875% due 04/30/2036	800	821
7.875% due 07/30/2030	200	220

PayPal Holdings, Inc.
5.100% due 04/01/2035	4,800	4,776

Penske Truck Leasing Co. LP
5.350% due 01/12/2027	1,500	1,516

Petroleos Mexicanos
6.700% due 02/16/2032	400	352

Philip Morris International, Inc.
1.750% due 11/01/2030	700	602
5.250% due 09/07/2028	1,800	1,845
5.250% due 02/13/2034	6,000	6,058

Phillips 66 Co.
4.950% due 03/15/2035	6,400	6,167

Pilgrim’s Pride Corp.
6.250% due 07/01/2033	200	207

Plains All American Pipeline LP
5.950% due 06/15/2035	2,600	2,651

POSCO
4.875% due 01/23/2027	500	502

Providence St Joseph Health Obligated Group
2.532% due 10/01/2029	300	274

Regal Rexnord Corp.
6.050% due 04/15/2028	1,400	1,437

Rio Tinto Finance USA PLC
4.875% due 03/14/2030	1,000	1,011
5.000% due 03/14/2032	2,000	2,010
5.250% due 03/14/2035	3,100	3,125

Rogers Communications, Inc.
5.000% due 02/15/2029	2,050	2,052

Rolls-Royce PLC
5.750% due 10/15/2027	1,000	1,024

Royalty Pharma PLC
5.150% due 09/02/2029	400	403

RTX Corp.
6.100% due 03/15/2034	2,000	2,146

S&P Global, Inc.
2.700% due 03/01/2029	1,600	1,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	$2,000	$1,978
4.500% due 05/15/2030	800	786

Santos Finance Ltd.
6.875% due 09/19/2033	4,200	4,503

Saudi Arabian Oil Co.
5.750% due 07/17/2054	3,100	2,931

SK Hynix, Inc.
6.375% due 01/17/2028	400	416

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,200	2,118

Smurfit Kappa Treasury ULC
5.438% due 04/03/2034	500	503

Sociedad Quimica y Minera de Chile SA
5.500% due 09/10/2034	3,600	3,494

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	1,600	1,588
5.584% due 10/01/2034	1,300	1,273

Southern Co.
1.750% due 03/15/2028	300	277
3.750% due 09/15/2051 •	2,200	2,142
5.700% due 10/15/2032	1,600	1,664

Spectra Energy Partners LP
3.375% due 10/15/2026	400	393

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	437	396
4.100% due 10/01/2029	206	192

St Marys Cement, Inc.
5.750% due 04/02/2034	1,100	1,095

Starbucks Corp.
4.850% due 02/08/2027	1,900	1,915

Stryker Corp.
1.950% due 06/15/2030	1,100	965
4.100% due 04/01/2043	500	418
4.850% due 12/08/2028	500	507
4.850% due 02/10/2030	1,871	1,890

Suntory Holdings Ltd.
5.124% due 06/11/2029	500	510

Sutter Health
5.164% due 08/15/2033	200	202

Synopsys, Inc.
4.650% due 04/01/2028	1,400	1,408
4.850% due 04/01/2030	2,900	2,920
5.150% due 04/01/2035	1,200	1,207

Sysco Corp.
5.400% due 03/23/2035	4,400	4,433

T-Mobile USA, Inc.
2.400% due 03/15/2029	700	643
2.550% due 02/15/2031	3,000	2,646
2.875% due 02/15/2031	500	448
3.600% due 11/15/2060	1,000	670
3.750% due 04/15/2027	600	591
3.875% due 04/15/2030	3,000	2,877
4.200% due 10/01/2029	5,661	5,561
4.850% due 01/15/2029	2,103	2,115
5.125% due 05/15/2032	1,100	1,107
5.750% due 01/15/2034	4,500	4,690
5.800% due 09/15/2062	300	295

Take-Two Interactive Software, Inc.
5.400% due 06/12/2029	1,000	1,025
5.600% due 06/12/2034	1,500	1,533

Tapestry, Inc.
5.500% due 03/11/2035	10,100	9,987

Targa Resources Corp.
4.200% due 02/01/2033	600	555
5.200% due 07/01/2027	500	506
6.150% due 03/01/2029	1,100	1,151

TD SYNNEX Corp.
2.375% due 08/09/2028	1,000	924
6.100% due 04/12/2034	4,000	4,117

Telefonica Emisiones SA
4.103% due 03/08/2027	800	794

Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	600	699

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,650	$1,307
4.375% due 01/18/2031		600	480

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		$3,900	4,454

TotalEnergies Capital SA
5.150% due 04/05/2034		500	506
5.488% due 04/05/2054		600	581

TransCanada PipeLines Ltd.
4.625% due 03/01/2034		600	566

Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026		100	100

TSMC Arizona Corp.
1.750% due 10/25/2026		300	288

TTX Co.
5.050% due 11/15/2034		1,700	1,713

Tyson Foods, Inc.
5.400% due 03/15/2029		1,000	1,023
5.700% due 03/15/2034		1,400	1,435

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		571	567

Uber Technologies, Inc.
4.800% due 09/15/2034		2,800	2,722
5.350% due 09/15/2054		1,000	935

UCB SA
4.250% due 03/20/2030	EUR	1,100	1,219

Unilever Capital Corp.
4.625% due 08/12/2034		$1,900	1,869

United Airlines Pass-Through Trust
2.700% due 11/01/2033		704	626
3.500% due 09/01/2031		612	583
5.450% due 08/15/2038		9,516	9,624
5.875% due 04/15/2029		1,066	1,086

UnitedHealth Group, Inc.
4.500% due 04/15/2033		1,500	1,451
4.900% due 04/15/2031		1,000	1,013
4.950% due 05/15/2062		400	348
5.150% due 07/15/2034		3,600	3,626
5.200% due 04/15/2063		700	633

UPMC
5.035% due 05/15/2033		200	198

Vale Overseas Ltd.
6.125% due 06/12/2033		1,700	1,740

Var Energi ASA
7.500% due 01/15/2028		2,500	2,649
8.000% due 11/15/2032		3,326	3,748

Veralto Corp.
5.500% due 09/18/2026		3,250	3,291

VeriSign, Inc.
2.700% due 06/15/2031		300	264

VF Corp.
0.625% due 02/25/2032	EUR	1,100	895

VMware, Inc.
2.200% due 08/15/2031		$2,250	1,913

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		200	200
4.850% due 08/15/2027		750	750
4.900% due 08/14/2026		600	601
4.950% due 03/25/2027		1,250	1,252
5.050% due 03/27/2028		1,250	1,250
5.190% due 03/20/2026 •		300	300
5.250% due 03/22/2029		1,900	1,898
5.350% due 03/27/2030		1,800	1,796
5.650% due 09/12/2028		400	407
5.650% due 03/25/2032		2,200	2,192
5.700% due 09/12/2026		400	405

Volkswagen International Finance NV
7.875% due 09/06/2032 ~(f)	EUR	3,000	3,622

Vulcan Materials Co.
4.950% due 12/01/2029		$3,750	3,785
5.350% due 12/01/2034		2,500	2,524

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		300	295

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		800	781

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	151

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.279% due 03/15/2032		$9,050	$7,976
5.391% due 03/15/2062		1,100	797

Weir Group PLC
2.200% due 05/13/2026		200	194

Western Midstream Operating LP
6.350% due 01/15/2029		2,200	2,298

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		1,200	1,195
3.450% due 11/15/2026		400	393
4.700% due 09/15/2028		100	100

Whistler Pipeline LLC
5.700% due 09/30/2031		3,500	3,543

Williams Cos., Inc.
5.150% due 03/15/2034		2,000	1,974
5.400% due 03/02/2026		700	705
5.600% due 03/15/2035		3,000	3,059
8.750% due 03/15/2032		200	241

Workday, Inc.
3.800% due 04/01/2032		300	278

Zimmer Biomet Holdings, Inc.
3.518% due 12/15/2032	EUR	3,300	3,526
5.500% due 02/19/2035		$1,400	1,425

			873,702

UTILITIES 9.3%

AEP Texas, Inc.
3.800% due 10/01/2047		300	217
5.400% due 06/01/2033		100	101

AES Corp.
2.450% due 01/15/2031		1,400	1,197
3.950% due 07/15/2030 (i)		4,900	4,597
5.450% due 06/01/2028		700	712
5.800% due 03/15/2032		5,100	5,156

Ameren Corp.
5.000% due 01/15/2029		650	656
5.700% due 12/01/2026		800	814

Ameren Missouri Securitization Funding LLC
4.850% due 10/01/2041		3,000	2,990

American Electric Power Co., Inc.
5.200% due 01/15/2029		200	203

Appalachian Power Co.
4.500% due 08/01/2032		400	383
5.650% due 04/01/2034		1,100	1,116

Arizona Public Service Co.
5.700% due 08/15/2034		200	204

AT&T, Inc.
1.650% due 02/01/2028		4,900	4,534
2.300% due 06/01/2027		340	325
3.650% due 09/15/2059		1,800	1,215
3.800% due 12/01/2057		100	70
4.350% due 03/01/2029		200	198

Bell Telephone Co. of Canada
5.200% due 02/15/2034		2,100	2,100

Black Hills Corp.
3.950% due 01/15/2026		400	397
6.150% due 05/15/2034		600	629

BP Capital Markets PLC
6.125% due 03/18/2035 •(f)		3,300	3,256
6.450% due 12/01/2033 •(f)		1,800	1,841

Brooklyn Union Gas Co.
4.632% due 08/05/2027		100	100
6.388% due 09/15/2033		4,600	4,854

CenterPoint Energy Houston Electric LLC
5.050% due 03/01/2035		2,000	1,987

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		6,000	6,004

Columbia Pipelines Holding Co. LLC
5.097% due 10/01/2031		1,200	1,186
6.042% due 08/15/2028		1,100	1,138

Columbia Pipelines Operating Co. LLC
5.439% due 02/15/2035		3,600	3,561
5.927% due 08/15/2030		100	104

Connecticut Light and Power Co.
4.950% due 01/15/2030		2,000	2,029

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consolidated Edison Co. of New York, Inc.
5.375% due 05/15/2034	$2,000	$2,046

Constellation Energy Generation LLC
3.250% due 06/01/2025	300	299
6.125% due 01/15/2034	1,600	1,687

Consumers Energy Co.
4.200% due 09/01/2052	200	163

Dominion Energy South Carolina, Inc.
5.300% due 01/15/2035	4,000	4,048

Dominion Energy, Inc.
3.375% due 04/01/2030	200	187
5.000% due 06/15/2030	2,800	2,815
5.450% due 03/15/2035	2,100	2,101
7.000% due 06/01/2054 •	2,300	2,423

DTE Energy Co.
2.950% due 03/01/2030	1,700	1,560
5.200% due 04/01/2030	5,400	5,471

Duke Energy Carolinas LLC
2.450% due 02/01/2030	1,000	910
3.550% due 03/15/2052	600	425
6.100% due 06/01/2037	100	106

Duke Energy Progress LLC
5.050% due 03/15/2035	3,000	2,987

Edison International
4.125% due 03/15/2028	10,000	9,620
5.250% due 03/15/2032	1,900	1,818
5.450% due 06/15/2029	1,500	1,481
6.250% due 03/15/2030	3,900	3,952
7.875% due 06/15/2054 •	1,300	1,254

Electricite de France SA
6.000% due 04/22/2064	5,800	5,489
6.250% due 05/23/2033	1,700	1,800

Enel Finance International NV
3.625% due 05/25/2027	325	318
5.125% due 06/26/2029	3,400	3,438
7.500% due 10/14/2032	700	793
7.750% due 10/14/2052	950	1,139

Entergy Texas, Inc.
5.250% due 04/15/2035	1,480	1,479

Evergy Kansas Central, Inc.
5.250% due 03/15/2035	4,200	4,219

Eversource Energy
5.000% due 01/01/2027	400	403
5.450% due 03/01/2028	600	613

FirstEnergy Transmission LLC
5.000% due 01/15/2035	3,000	2,943

Florida Power & Light Co.
5.100% due 04/01/2033	500	506

Georgia Power Co.
5.109% due 05/08/2025 ~	1,000	1,001

Interstate Power & Light Co.
5.700% due 10/15/2033	2,500	2,571

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	2,100	2,000

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	1,900	1,699

Liberty Utilities Co.
5.577% due 01/31/2029	700	717

Massachusetts Electric Co.
1.729% due 11/24/2030	400	335

MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	856
5.300% due 02/01/2055	600	570
5.350% due 01/15/2034	1,000	1,027

Monongahela Power Co.
5.850% due 02/15/2034	2,000	2,065

Narragansett Electric Co.
5.350% due 05/01/2034	1,300	1,308

National Grid PLC
5.418% due 01/11/2034	2,000	2,020
5.602% due 06/12/2028	400	410

NBN Co. Ltd.
2.625% due 05/05/2031	500	447
4.250% due 10/01/2029	1,900	1,882
5.750% due 10/06/2028	1,300	1,351

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	$100	$92
5.050% due 03/15/2030	1,100	1,115
5.450% due 03/15/2035	1,000	1,009

NGPL PipeCo LLC
3.250% due 07/15/2031	300	263

Niagara Energy SAC
5.746% due 10/03/2034	2,900	2,870

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	514
5.290% due 01/17/2034	500	495

NorthWestern Corp.
5.073% due 03/21/2030	1,500	1,512

NSTAR Electric Co.
4.850% due 03/01/2030	2,300	2,321

NYSEG Storm Funding LLC
4.713% due 05/01/2029	3,700	3,711

Oglethorpe Power Corp.
5.800% due 06/01/2054	2,200	2,163

Oncor Electric Delivery Co. LLC
5.350% due 04/01/2035	2,000	2,023

ONEOK, Inc.
4.250% due 09/24/2027	1,751	1,736
4.400% due 10/15/2029	2,000	1,965
5.050% due 11/01/2034	3,100	2,994
5.375% due 06/01/2029	50	51
5.650% due 11/01/2028	1,613	1,662
5.800% due 11/01/2030	2,100	2,185
5.850% due 11/01/2064	1,600	1,505
6.050% due 09/01/2033	2,400	2,500
6.625% due 09/01/2053	3,500	3,665

Pacific Gas & Electric Co.
2.950% due 03/01/2026	200	197
3.300% due 12/01/2027	800	768
4.000% due 12/01/2046	1,100	814
5.700% due 03/01/2035	2,000	2,002
5.800% due 05/15/2034	1,000	1,010
6.100% due 01/15/2029	3,265	3,374
6.150% due 01/15/2033	400	412
6.400% due 06/15/2033	400	418
6.750% due 01/15/2053	1,400	1,463
6.950% due 03/15/2034	1,500	1,626

PacifiCorp
2.700% due 09/15/2030	100	90

Piedmont Natural Gas Co., Inc.
5.100% due 02/15/2035	2,500	2,478

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~	500	503

Plains All American Pipeline LP
5.700% due 09/15/2034	3,300	3,335

PPL Capital Funding, Inc.
5.250% due 09/01/2034	600	597

Public Service Co. of Colorado
5.350% due 05/15/2034	3,400	3,419

Public Service Enterprise Group, Inc.
4.900% due 03/15/2030	1,600	1,608
5.400% due 03/15/2035	2,200	2,214

Puget Energy, Inc.
5.725% due 03/15/2035	5,700	5,694

Raizen Fuels Finance SA
5.700% due 01/17/2035	1,900	1,807
6.700% due 02/25/2037	2,700	2,705

San Diego Gas & Electric Co.
5.400% due 04/15/2035	5,100	5,140
6.000% due 06/01/2026	3,000	3,060

Sempra
6.875% due 10/01/2054 •	1,000	993

Sierra Pacific Power Co.
5.900% due 03/15/2054	700	708

Southern California Edison Co.
2.750% due 02/01/2032	300	256
2.850% due 08/01/2029	1,750	1,609
2.950% due 02/01/2051	300	182
4.900% due 06/01/2026	300	300
5.450% due 03/01/2035	1,000	991
5.650% due 10/01/2028	1,500	1,536

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Gas Co.
2.550% due 02/01/2030		$1,900	$1,724
2.600% due 06/15/2026		200	196
5.200% due 06/01/2033		400	399

Southern Co. Gas Capital Corp.
3.950% due 10/01/2046		500	385

Southwestern Public Service Co.
4.400% due 11/15/2048		460	375

Spire Missouri, Inc.
5.150% due 08/15/2034		500	504

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041		3,000	2,998

System Energy Resources, Inc.
5.300% due 12/15/2034		4,100	4,055

Targa Resources Partners LP
4.875% due 02/01/2031		900	881
6.500% due 07/15/2027		500	502

Verizon Communications, Inc.
1.680% due 10/30/2030		2,900	2,469
3.000% due 11/20/2060		400	236
4.780% due 02/15/2035		302	293

Virginia Electric & Power Co.
2.300% due 11/15/2031		400	345
5.000% due 04/01/2033		600	595
5.050% due 08/15/2034		200	198
5.150% due 03/15/2035		2,000	1,986

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033		1,800	1,820

Vistra Operations Co. LLC
6.000% due 04/15/2034		900	910
6.950% due 10/15/2033		2,700	2,902

WEC Energy Group, Inc.
4.750% due 01/09/2026		300	300
5.600% due 09/12/2026		376	382

Wintershall Dea Finance BV
1.823% due 09/25/2031	EUR	1,000	936

Xcel Energy, Inc.
4.750% due 03/21/2028		$800	803
5.500% due 03/15/2034		300	301
5.600% due 04/15/2035		5,000	5,024

			261,805

Total Corporate Bonds & Notes (Cost $2,078,678)			2,098,435

MUNICIPAL BONDS & NOTES 0.2%

ARIZONA 0.2%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		4,500	4,646

LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034		400	407

TEXAS 0.0%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		371	376

Total Municipal Bonds & Notes (Cost $5,271)			5,429

U.S. GOVERNMENT AGENCIES 7.7%

Freddie Mac
5.540% due 02/25/2055 •		1,264	1,273

Uniform Mortgage-Backed Security
5.500% due 11/01/2052 - 06/01/2053		3,391	3,395
6.000% due 03/01/2053 - 04/01/2053		1,647	1,675
6.500% due 10/01/2053		1,747	1,804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055 - 06/01/2055	$69,200	$64,385
4.500% due 05/01/2055 - 06/01/2055	82,000	78,376
6.000% due 06/01/2055	67,300	68,227

Total U.S. Government Agencies (Cost $218,514)		219,135

U.S. TREASURY OBLIGATIONS 36.6%

U.S. Treasury Bonds
2.875% due 08/15/2045	4,700	3,601
3.000% due 02/15/2048	7,300	5,566
3.000% due 08/15/2048	17,000	12,914
3.125% due 05/15/2048	8,500	6,619
3.875% due 05/15/2043	6,000	5,479
4.125% due 08/15/2044 (i)	149,800	140,391
4.250% due 08/15/2054 (i)	57,600	54,387
4.375% due 08/15/2043	13,330	12,995
4.500% due 11/15/2054 (i)	12,700	12,517
4.625% due 11/15/2044 (i)	10,800	10,817
4.625% due 02/15/2055	4,000	4,027
4.750% due 11/15/2043	5,100	5,212
4.750% due 11/15/2053	3,100	3,169

U.S. Treasury Inflation Protected Securities (e)
1.250% due 04/15/2028 (k)	1,906	1,907
1.750% due 01/15/2034 (k)	19,321	19,295
1.875% due 07/15/2034	405	409
2.125% due 04/15/2029	33,885	34,897

U.S. Treasury Notes
3.250% due 06/30/2029 (k)(m)	2,400	2,336
3.500% due 09/30/2029 (i)(k)(m)	182,400	179,122
3.875% due 08/15/2034	75,000	73,119
4.000% due 02/15/2034 (m)	12,860	12,688
4.250% due 01/31/2030 (m)	25,000	25,324
4.250% due 11/15/2034 (i)	116,200	116,563
4.375% due 12/31/2029 (k)	81,100	82,586
4.375% due 05/15/2034 (i)	139,000	140,909
4.625% due 02/15/2035 (i)	41,700	43,085
4.750% due 07/31/2025 (k)(m)	22,658	22,692

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	3,900	1,754
0.000% due 05/15/2042 (a)	6,100	2,705

Total U.S. Treasury Obligations (Cost $1,037,661)		1,037,085

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

ATLX Trust
3.850% due 04/25/2063 þ	967	929

Chase Home Lending Mortgage Trust
3.250% due 08/25/2064 •	6,592	5,852

Cross Mortgage Trust
5.549% due 12/25/2069 •	985	985

Ellington Financial Mortgage Trust
5.726% due 01/25/2060 þ	497	501

JPMorgan Seasoned Mortgage Trust
4.451% due 01/25/2063 ~	983	944

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	951	925

OBX Trust
5.110% due 08/25/2062 þ	770	766

PRET Trust
4.000% due 08/25/2064 þ	1,000	958
4.000% due 07/25/2069 þ	988	950

PRPM LLC
3.750% due 04/25/2055 þ	1,000	964
4.000% due 11/25/2054 þ	966	935

PRPM Trust
5.674% due 12/26/2069 þ	945	948
5.802% due 11/25/2069 þ	972	976

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ	1,000	1,003

Towd Point Mortgage Trust
4.492% due 10/25/2064 •	2,820	2,835
5.725% due 11/25/2064 þ	1,322	1,328

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verus Securitization Trust
5.041% due 08/25/2067 þ		$757	$754

Total Non-Agency Mortgage-Backed Securities (Cost $22,389)			22,553

ASSET-BACKED SECURITIES 3.8%

AUTOMOBILE SEQUENTIAL 0.2%

BMW Vehicle Lease Trust
4.980% due 03/25/2027		1,000	1,005
5.100% due 07/27/2026		118	118
5.990% due 09/25/2026		621	624

Chase Auto Owner Trust
5.680% due 01/25/2029		2,600	2,637

CPS Auto Receivables Trust
4.910% due 06/15/2028		694	695

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	600	425

Ford Credit Auto Lease Trust
4.720% due 06/15/2028		$1,000	1,005

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		449	448

Lendbuzz Securitization Trust
5.100% due 10/15/2030		500	501

SCCU Auto Receivables Trust
5.850% due 05/17/2027		143	143

			7,601

CMBS OTHER 0.1%

AREIT Trust
6.431% due 08/17/2041 ~		1,282	1,287

Ready Capital Mortgage Financing LLC
6.872% due 10/25/2039 •		174	175

			1,462

OTHER ABS 3.5%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •		1,000	995

522 Funding CLO Ltd.
5.490% due 10/23/2034 ~		500	499

AGL CLO Ltd.
5.419% due 12/02/2034 •		1,200	1,200

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		1,000	997

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		1,100	1,094
5.393% due 01/20/2035 •		1,000	998
5.730% due 04/22/2034 ~		250	250

Anchorage Credit Funding Ltd.
3.793% due 10/25/2037		1,000	984

Apex Credit CLO Ltd.
6.093% due 04/20/2036 •		1,950	1,967

Apidos CLO
5.543% due 04/17/2034 •(b)		1,350	1,350

Ares CLO Ltd.
5.450% due 10/28/2034 •		1,600	1,595

Ares European CLO DAC
3.774% due 10/21/2034 •	EUR	1,002	1,086

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~		$1,550	1,548

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •		1,000	996
5.396% due 01/18/2035 •		1,200	1,200

Avoca Static CLO DAC
3.811% due 01/15/2035 •	EUR	1,000	1,083

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		$2,100	2,100
5.323% due 10/21/2034 •		1,000	995
5.354% due 07/24/2034 •		1,000	990
5.383% due 10/21/2034 •		1,000	996
5.440% due 10/23/2034 ~		1,000	997

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	153

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barings CLO Ltd.
5.514% due 04/15/2031 •		$147	$147

Canyon Capital CLO Ltd.
5.319% due 10/15/2034 •		1,000	994
5.382% due 07/15/2034 ~		1,000	996

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		3,600	3,587

Carval CLO Ltd.
5.022% due 07/20/2032 •		1,000	998

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		1,000	1,006

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~		12,743	12,730

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		1,000	948

DLLAA LLC
5.930% due 07/20/2026		227	228

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		1,900	1,900

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		1,000	994

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(b)		1,000	1,000

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		764	762

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •		1,034	1,034

Grosvenor Place CLO DAC
3.845% due 01/15/2039 •	EUR	1,900	2,056

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		$1,000	1,000

Hayfin Emerald CLO
3.975% due 11/17/2037 •	EUR	2,100	2,274

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •		$1,000	998
5.443% due 10/20/2034 •		1,200	1,197

Indigo Credit Management DAC
4.004% due 07/15/2038 •	EUR	2,200	2,379

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		$1,100	1,096

LCM Ltd.
5.386% due 01/15/2034 •		1,000	995
5.400% due 10/15/2034 •		1,000	997

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		2,100	2,089
5.361% due 10/19/2034 •		1,200	1,195

Mountain View CLO Ltd.
5.461% due 10/15/2034 ~		1,100	1,094

Navesink CLO Ltd.
5.572% due 04/15/2036 •		2,000	1,998

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •		1,000	1,000
5.370% due 10/14/2036 •		1,100	1,100

Ocean Trails CLO
5.340% due 07/20/2034 •		1,300	1,294

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		1,700	1,698

OFSI BSL X Ltd.
5.563% due 04/20/2034 •		1,000	1,000

Oportun Funding Trust
4.960% due 08/16/2032		500	500

Oportun Issuance Trust
5.010% due 02/08/2033		500	500

Pagaya AI Debt Grantor Trust
4.670% due 03/16/2026		1,300	1,300
4.961% due 10/15/2032		500	500
5.156% due 07/15/2032		500	501

Parallel Ltd.
5.426% due 07/15/2034 •		1,100	1,097

Sculptor CLO Ltd.
5.362% due 07/20/2034 •		1,000	996

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •		1,000	1,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TCI-Flatiron CLO Ltd.
5.545% due 11/18/2030 •		$3,151	$3,153

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		500	502

Tralee CLO Ltd.
5.366% due 10/20/2034 •		1,000	1,000

Trinitas CLO Ltd.
5.359% due 07/20/2035 •		1,000	994
5.370% due 01/25/2035 •		1,000	1,000
5.403% due 10/20/2033 •		1,200	1,199

Trysail CLO Ltd.
5.532% due 10/20/2033 ~		2,000	1,996

Turkeys First National Bank
4.039% due 01/20/2037 •	EUR	2,000	2,165

Venture CLO Ltd.
5.433% due 10/20/2034 •		$1,000	997

Voya CLO Ltd.
5.355% due 04/20/2034 •		2,500	2,500

Wind River CLO Ltd.
5.624% due 10/15/2034 •		1,000	996

			99,600

Total Asset-Backed Securities (Cost $108,701)			108,663

SOVEREIGN ISSUES 2.1%

Airport Authority
4.750% due 01/12/2028		200	202
4.875% due 01/12/2030		200	204

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		1,500	1,530

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		300	303
5.875% due 04/30/2029		3,000	3,118

Chile Government International Bond
3.750% due 01/14/2032	EUR	3,000	3,240
4.850% due 01/22/2029		$2,600	2,622
4.950% due 01/05/2036		300	292

Colombia Government International Bond
8.000% due 11/14/2035		1,300	1,309

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,400	1,767

Indonesia Government International Bond
3.875% due 01/15/2033	EUR	2,400	2,560

Israel Government International Bond
5.375% due 03/12/2029		$3,200	3,228
5.375% due 02/19/2030		7,700	7,762
5.625% due 02/19/2035		600	597

Korea Gas Corp.
5.000% due 07/08/2029		750	765

Mexico Government International Bond
4.000% due 08/24/2034 (e)	MXN	5,306	242
4.490% due 05/25/2032	EUR	500	534
6.000% due 05/13/2030		$2,600	2,655
6.000% due 05/07/2036		1,400	1,356
6.400% due 05/07/2054		1,200	1,098

Panama Government International Bond
7.500% due 03/01/2031		3,800	3,936

Peru Government International Bond
5.375% due 02/08/2035		1,800	1,769
6.900% due 08/12/2037	PEN	2,500	672

Province of British Columbia
4.750% due 06/12/2034		$500	504

Republic of Poland Government International Bond
5.125% due 09/18/2034		2,300	2,282

Romania Government International Bond
5.250% due 03/10/2030	EUR	3,300	3,597
5.500% due 09/18/2028		1,100	1,235
7.500% due 02/10/2037		$1,600	1,629

Saudi Government International Bond
3.375% due 03/05/2032	EUR	4,200	4,487
4.875% due 07/18/2033		$400	395
5.125% due 01/13/2028		1,100	1,114
5.375% due 01/13/2031		1,700	1,743

Total Sovereign Issues (Cost $57,642)			58,747

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.2%

BANKING & FINANCE 1.2%

Citigroup, Inc.
6.750% due 02/15/2030 •(f)	4,100,000	$4,051
6.950% due 02/15/2030 ~(f)	5,400,000	5,393
7.000% due 08/15/2034 •(f)	2,100,000	2,177
7.125% due 08/15/2029 •(f)	3,200,000	3,275

CoBank ACB
7.125% due 01/01/2030 •(f)	3,900,000	3,969
7.250% due 07/01/2029 •(f)	1,800,000	1,827

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(f)	3,200,000	3,131
7.500% due 05/10/2029 •(f)	2,300,000	2,424

JPMorgan Chase & Co.
6.500% due 04/01/2030 ~(f)	5,600,000	5,741

Wells Fargo & Co.
6.850% due 09/15/2029 •(f)	2,400,000	2,492

Total Preferred Securities (Cost $34,000)		34,480

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

COMMERCIAL PAPER 0.1%

Alimentation Couche-Tard, Inc.
4.640% due 04/09/2025	$1,000	999

Enbridge U.S., Inc.
4.560% due 04/07/2025	500	499

Intel Corp.
4.550% due 04/02/2025	1,000	1,000

Northrop Grumman Corp.
4.590% due 05/28/2025	1,000	993

		3,491

U.S. TREASURY BILLS 0.0%
4.299% due 04/17/2025 - 05/29/2025 (c)(d)(k)(m)	879	875

Total Short-Term Instruments (Cost $4,367)		4,366

Total Investments in Securities (Cost $3,567,223)		3,588,893

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	115,836	1,128

Total Short-Term Instruments (Cost $1,127)		1,128

Total Investments in Affiliates (Cost $1,127)		1,128

Total Investments 126.7% (Cost $3,568,350)		$3,590,021

Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $26,649)		242

Other Assets and Liabilities, net (26.7)%		(756,030)

Net Assets 100.0%		$2,834,233

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical	5.550%	07/01/2033	01/16/2025	$3,600	$3,606	0.13%
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,800	2,768	0.10
National Football League	5.480	10/05/2028	03/14/2024	4,000	4,042	0.14
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	6,300	6,428	0.22

				$16,700	$16,844	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	4.430%	04/01/2025	04/02/2025		$(118,088)	$(118,088)
	4.440	04/01/2025	04/02/2025		(140,625)	(140,625)
	4.490	03/28/2025	04/01/2025		(42,901)	(42,922)
BOS	4.500	03/27/2025	04/03/2025		(11,007)	(11,014)
	4.500	03/28/2025	04/03/2025		(10,867)	(10,873)
BRC	4.400	12/20/2024	TBD	(2)	(9,245)	(9,360)
	4.400	04/01/2025	04/02/2025		(20,621)	(20,621)
MSC	4.550	03/31/2025	04/01/2025		(22,672)	(22,672)
MSR	4.440	04/01/2025	04/02/2025		(281,478)	(281,478)
	4.470	03/31/2025	04/01/2025		(311,833)	(311,833)
	4.480	03/31/2025	04/01/2025		(136,043)	(136,043)
SCX	4.250	03/17/2025	TBD	(2)	(2,823)	(2,828)

Total Reverse Repurchase Agreements						$(1,108,357)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
TDM	4.440%	03/19/2025	04/09/2025	$(12,721)	$(12,742)

Total Sale-Buyback Transactions					$(12,742)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	4.750%	11/15/2053	$1,866	$(1,861)	$(1,986)

Total Short Sales (0.1)%				$(1,861)	$(1,986)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	155

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOO	$0	$(301,635)	$0	$0	$(301,635)	$43,151	$(258,484)
BOS	0	(21,887)	0	0	(21,887)	22,053	166
BRC	0	(29,981)	0	0	(29,981)	9,847	(20,134)
MSC	0	(22,672)	0	0	(22,672)	22,524	(148)
MSR	0	(729,354)	0	0	(729,354)	457,134	(272,220)
SCX	0	(2,828)	0	0	(2,828)	2,972	144

Master Securities Forward Transaction Agreement
MSC	0	0	0	(1,986)	(1,986)	0	(1,986)
TDM	0	0	(12,742)	0	(12,742)	12,517	(225)

Total Borrowings and Other Financing Transactions	$0	$(1,108,357)	$(12,742)	$(1,986)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(12,188)	$(12,188)
U.S. Treasury Obligations	(513,470)	(21,887)	0	0	(535,357)

Total	$(513,470)	$(21,887)	$0	$(12,188)	$(547,545)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(12,742)	0	0	(12,742)

Total	$0	$(12,742)	$0	$0	$(12,742)

Total Borrowings	$(513,470)	$(34,629)	$0	$(12,188)	$(560,287)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(560,287)

(i)	Securities with an aggregate market value of $570,008 and cash of $190 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(234,657) at a weighted average interest rate of 4.696%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(4)	Payable for short sales includes $(78) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(560,812) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	41	$41	$(10)	$(3)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	42	42	(10)	(6)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	80	80	(22)	(17)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	41	41	(15)	(22)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	42	42	(12)	(19)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	80	80	(26)	(30)

Total Written Options					$(95)	$(97)

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	550	$113,945	$468	$0	$(4)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	65	7,946	49	28	0

				$517	$28	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	153	$(21,313)	$(26)	$2	$(81)
Euro-Schatz June Futures	06/2025	40	(4,626)	(1)	1	(3)
U.S. Treasury 10-Year Note June Futures	06/2025	246	(27,360)	(325)	0	(4)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	811	(92,555)	(156)	0	(76)
U.S. Treasury Long-Term Bond June Futures	06/2025	243	(28,499)	(449)	0	(46)

				$(957)	$3	$(210)

Total Futures Contracts				$(440)	$31	$(214)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.920%	$	1,300	$161	$24	$185	$0	$(1)
AES Corp.	5.000	Quarterly	06/20/2030	1.296		4,200	722	4	726	0	(2)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.354		200	(1)	4	3	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.287		6,000	41	(8)	33	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		2,800	(7)	49	42	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269		5,200	37	(8)	29	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		1,200	14	(2)	12	0	(1)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	1,300	4	(1)	3	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328		7,900	46	(1)	45	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		2,700	18	0	18	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.920	$	1,300	4	1	5	0	(1)
Elis SA	5.000	Quarterly	12/20/2029	0.956	EUR	4,400	887	(23)	864	0	(7)
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.547	$	2,000	223	15	238	0	(3)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		2,100	298	(31)	267	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.287		700	120	(18)	102	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	1,000	(10)	21	11	0	(1)

							$2,557	$26	$2,583	$1	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$	9,300	$98	$86	$184	$1	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		751,700	16,772	(2,306)	14,466	5	(15)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		320,100	5,908	(21)	5,887	49	0
CDX.iTraxx Main 43 05-Year Index	1.000	Quarterly	06/20/2030	EUR	13,100	287	(33)	254	0	(22)

						$23,065	$(2,274)	$20,791	$55	$(37)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	157

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$	43,800	$(814)	$703	$(111)	$0	$(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,500	(7)	(22)	(29)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		54,310	(1,084)	(286)	(1,370)	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		64,220	(287)	450	163	0	(198)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,100	(7)	(11)	(18)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(8)	(16)	(24)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,500	(7)	(36)	(43)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		4,300	(13)	(46)	(59)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,200	(6)	(16)	(22)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	404	237	641	0	(73)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	3,400	(49)	20	(29)	8	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,400	(4)	(21)	(25)	6	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,300	(4)	(1)	(5)	5	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,300	(3)	(13)	(16)	5	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,400	(4)	(21)	(25)	0	(25)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	2,300	5	(48)	(43)	0	(5)

							$(1,888)	$871	$(1,017)	$24	$(493)

Total Swap Agreements							$23,734	$(1,377)	$22,357	$80	$(547)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$31	$80	$111	$(97)	$(214)	$(573)	$(884)

(k)

Securities with an aggregate market value of $37,706 and cash of $9,612 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(26) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$2,198	AUD	3,475	$0	$(27)
	05/2025	AUD	3,475		$2,199	27	0
	05/2025	CNH	6,630		905	0	(10)
	05/2025		$1,198	CNH	8,671	1	(1)

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	CNH	17,653		$2,414	$0	$(28)
	07/2025		4,315		599	1	0
	08/2025		4,316		599	0	(1)

BOA	04/2025	CAD	17		12	0	0
	05/2025	CNH	4,388		599	0	(6)
	06/2025		$1,048	MXN	21,621	0	(2)

BRC	06/2025		3,701		74,913	0	(78)

BSH	04/2025	AUD	3,475		$2,202	30	0

CBK	04/2025		$12,202	CAD	17,381	0	(123)
	04/2025		7,736	INR	675,513	152	0
	04/2025		6,307	SEK	63,252	0	(15)
	05/2025	CAD	17,356		$12,202	123	0
	05/2025	SEK	63,136		6,307	15	0

FAR	04/2025	CHF	5,060		5,677	0	(43)
	04/2025	EUR	54,208		56,937	0	(1,678)
	05/2025		$306	CNH	2,204	0	(1)
	07/2025	CNH	2,195		$305	1	0

JPM	04/2025		$61,219	EUR	56,758	153	0
	04/2025		7,479	INR	652,591	142	0
	05/2025	CNH	5,326		$729	0	(6)
	05/2025	EUR	56,758		61,319	0	(153)
	05/2025		$1,122	CNH	8,134	2	(1)
	07/2025	CNH	4,159		$576	0	(1)
	08/2025		3,938		546	0	(1)

MBC	04/2025	EUR	3,775		3,971	0	(111)
	04/2025	SEK	63,476		5,985	0	(330)
	04/2025		$5,724	CHF	5,056	0	(9)
	04/2025		1,323	EUR	1,225	2	0
	05/2025	CHF	5,038		$5,724	9	0
	05/2025	CNH	5,285		728	0	(1)
	05/2025		$553	CNH	4,012	1	(1)
	07/2025	CNH	1,994		$277	0	0
	08/2025		1,999		277	0	(1)

MYI	04/2025	CAD	17,369		12,202	131	0
	04/2025	GBP	7,524		9,534	0	(186)

SCX	05/2025	CNH	2,767		384	2	0

SSB	04/2025		$9,730	GBP	7,524	0	(11)
	05/2025	GBP	7,524		$9,729	11	0

Total Forward Foreign Currency Contracts						$803	$(2,825)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000%	07/16/2025	4,300	$(5)	$(4)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	4,200	(5)	(5)

						$(10)	$(9)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510%	04/07/2025	1,300	$(4)	$(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	1,300	(4)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	1,300	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	1,300	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	1,300	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	1,300	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	1,300	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	1,300	(4)	(6)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	1,800	(3)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	1,800	(3)	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	159

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715%	04/24/2025	2,500	$(9)	$(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	2,500	(9)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	2,600	(11)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	2,600	(11)	(10)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	2,200	(10)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	2,200	(10)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,300	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,300	(5)	0

							$(112)	$(83)

Total Written Options							$(122)	$(92)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Schlumberger Oilfield U.K. Limited	1.000%	Quarterly	06/20/2025	0.123%	$	6,000	$25	$(12)	$13	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	CDX.iTraxx Crossover 42 05-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,751	$3,107	$9	$3,116	$0

Total Swap Agreements							$3,132	$(3)	$3,129	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$29	$0	$0	$29	$(67)	$0	$0	$(67)	$(38)	$0	$(38)
BOA	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
BRC	0	0	0	0	(78)	(18)	0	(96)	(96)	104	8
BSH	30	0	0	30	0	0	0	0	30	0	30
CBK	290	0	13	303	(138)	(7)	0	(145)	158	0	158
FAR	1	0	0	1	(1,722)	(43)	0	(1,765)	(1,764)	1,698	(66)
JPM	297	0	3,116	3,413	(162)	(4)	0	(166)	3,247	(3,250)	(3)
MBC	12	0	0	12	(453)	0	0	(453)	(441)	342	(99)
MYC	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
MYI	131	0	0	131	(186)	0	0	(186)	(55)	0	(55)
RBC	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
SCX	2	0	0	2	0	0	0	0	2	0	2
SSB	11	0	0	11	(11)	0	0	(11)	0	0	0

Total Over the Counter	$803	$0	$3,129	$3,932	$(2,825)	$(92)	$0	$(2,917)

(m)

Securities with an aggregate market value of $2,143 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$31	$31
Swap Agreements	0	56	0	0	24	80

	$0	$56	$0	$0	$55	$111

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$803	$0	$803
Swap Agreements	0	3,129	0	0	0	3,129

	$0	$3,129	$0	$803	$0	$3,932

	$0	$3,185	$0	$803	$55	$4,043

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$97	$97
Futures	0	0	0	0	214	214
Swap Agreements	0	80	0	0	493	573

	$0	$80	$0	$0	$804	$884

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,825	$0	$2,825
Written Options	0	9	0	0	83	92

	$0	$9	$0	$2,825	$83	$2,917

	$0	$89	$0	$2,825	$887	$3,801

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$123	$123
Futures	0	0	0	0	300	300
Swap Agreements	0	7,059	0	0	893	7,952

	$0	$7,059	$0	$0	$1,316	$8,375

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,770	$0	$1,770
Written Options	0	0	0	0	745	745
Swap Agreements	0	153	0	0	0	153

	$0	$153	$0	$1,770	$745	$2,668

	$0	$7,212	$0	$1,770	$2,061	$11,043

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	161

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)	March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	284	284
Swap Agreements	0	(3,343)	0	0	971	(2,372)

	$0	$(3,343)	$0	$0	$1,253	$(2,090)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,093)	$0	$(2,093)
Written Options	0	0	0	0	28	28
Swap Agreements	0	(2)	0	0	0	(2)

	$0	$(2)	$0	$(2,093)	$28	$(2,067)

	$0	$(3,345)	$0	$(2,093)	$1,281	$(4,157)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$953,732	$9,196	$962,928
Industrials	0	866,054	7,648	873,702
Utilities	0	261,805	0	261,805
Municipal Bonds & Notes
Arizona	0	4,646	0	4,646
Louisiana	0	407	0	407
Texas	0	376	0	376
U.S. Government Agencies	0	219,135	0	219,135
U.S. Treasury Obligations	0	1,037,085	0	1,037,085
Non-Agency Mortgage-Backed Securities	0	22,553	0	22,553
Asset-Backed Securities
Automobile Sequential	0	7,601	0	7,601
CMBS Other	0	1,462	0	1,462
Other ABS	0	99,600	0	99,600
Sovereign Issues	0	58,747	0	58,747
Preferred Securities
Banking & Finance	0	34,480	0	34,480
Short-Term Instruments
Commercial Paper	0	3,491	0	3,491
U.S. Treasury Bills	0	875	0	875

	$0	$3,572,049	$16,844	$3,588,893

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,128	$0	$0	$1,128

Total Investments	$1,128	$3,572,049	$16,844	$3,590,021

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,986)	$0	$(1,986)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	108	0	111
Over the counter	0	3,932	0	3,932

	$3	$4,040	$0	$4,043

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(84)	(774)	0	(858)
Over the counter	0	(2,917)	0	(2,917)

	$(84)	$(3,691)	$0	$(3,775)

Total Financial Derivative Instruments	$(81)	$349	$0	$268

Totals	$1,047	$3,570,412	$16,844	$3,588,303

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.4%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
0.000% due 09/27/2027 ^(a)	$2,000	$3

Total Corporate Bonds & Notes (Cost $1,033)		3

U.S. GOVERNMENT AGENCIES 67.0%

Fannie Mae
4.060% due 03/01/2030	411	406
4.340% due 07/01/2027 •	1	1
4.355% due 08/01/2032 •	2	2
4.473% due 05/01/2036 •	13	13
4.485% due 05/01/2036 •	14	14
4.526% due 12/25/2036 •	29	29
4.586% due 03/25/2034 •	7	7
4.615% due 05/01/2036 •	6	6
4.706% due 08/25/2042 ~	7	7
4.737% due 12/25/2042 ~	50	50
4.754% due 01/25/2034 •	5	5
4.766% due 08/01/2026	373	375
4.804% due 05/25/2042 - 09/25/2042 •	88	88
4.854% due 06/25/2029 - 12/25/2033 •	13	12
4.862% due 05/18/2032 •	5	5
4.894% due 05/25/2036 •	4	4
4.904% due 10/25/2030 •	9	9
4.912% due 10/18/2030 •	12	12
4.913% due 09/17/2027 •	3	3
4.954% due 08/25/2031 - 01/25/2033 •	9	9
4.962% due 11/18/2030 •	5	5
5.004% due 12/25/2030 •	8	8
5.104% due 11/25/2031 •	11	11
5.154% due 04/25/2032 •	7	7
5.382% due 07/01/2029 •	2	2
5.454% due 04/25/2032 •	5	5
5.805% due 04/01/2037 •	1	1
5.811% due 06/01/2032 •	2	2
5.836% due 11/01/2027 - 01/01/2038 •	1	0
5.861% due 11/01/2040 •	1	1
5.875% due 02/01/2034 •	28	28
5.886% due 07/01/2042 - 07/01/2044 •	107	108
5.936% due 09/01/2041 •	7	7
5.938% due 05/01/2034 •	3	3
6.000% due 11/01/2036 •	114	115
6.000% due 02/25/2044 - 08/25/2044	13	13
6.010% due 12/01/2034 •	3	3
6.105% due 05/01/2032 •	2	2
6.125% due 09/01/2033 •	13	13
6.143% due 03/01/2034 •	170	171
6.147% due 03/01/2030 •	18	18
6.225% due 11/01/2034 •	22	22
6.248% due 06/01/2035 •	13	13
6.250% due 05/25/2042	11	11
6.252% due 05/01/2035 •	27	27
6.253% due 02/01/2037 •	4	4
6.264% due 01/01/2035 •	1	1
6.272% due 01/01/2034 •	1	1
6.290% due 12/01/2032 •	6	6
6.294% due 02/01/2035 •	8	8
6.307% due 12/01/2034 •	20	20
6.308% due 03/01/2033 •	50	51
6.325% due 11/01/2047 •	102	105
6.349% due 10/01/2034 •	29	29
6.357% due 01/01/2033 - 02/01/2035 •	4	4
6.358% due 01/01/2035 •	4	4
6.365% due 07/01/2034 •	33	33
6.370% due 02/01/2035 •	62	63
6.371% due 07/01/2035 •	3	4
6.375% due 12/01/2033 •	6	6
6.387% due 07/01/2035 •	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.390% due 11/01/2035 •	$11	$11
6.397% due 07/01/2034 - 11/01/2035 •	30	31
6.400% due 11/01/2032 •	1	1
6.417% due 04/01/2034 •	4	4
6.425% due 04/01/2035 - 01/01/2036 •	31	32
6.429% due 02/01/2035 •	7	8
6.438% due 01/01/2037 •	1	1
6.439% due 01/01/2035 •	13	13
6.440% due 04/01/2033 •	4	4
6.500% due 11/01/2026 - 03/01/2034 •	86	88
6.500% due 01/25/2044	126	129
6.504% due 01/01/2035 •	9	9
6.505% due 02/01/2034 •	7	7
6.520% due 07/01/2033 •	25	25
6.522% due 11/01/2035 •	2	2
6.525% due 01/01/2033 •	1	1
6.527% due 03/01/2033 •	1	1
6.530% due 03/01/2034 •	9	9
6.537% due 12/01/2035 •	4	4
6.540% due 12/01/2036 •	2	2
6.547% due 05/01/2037 •	145	148
6.550% due 03/01/2035 •	1	1
6.556% due 09/01/2034 •	18	18
6.572% due 12/01/2036 •	25	26
6.573% due 01/01/2033 •	3	3
6.574% due 09/01/2033 •	12	12
6.603% due 02/01/2034 •	22	23
6.605% due 12/01/2035 •	137	140
6.624% due 05/01/2033 •	2	2
6.625% due 10/01/2034 •	2	2
6.633% due 12/01/2030 •	1	1
6.655% due 10/01/2033 •	1	1
6.678% due 11/01/2032 •	1	1
6.681% due 03/01/2035 •	37	37
6.711% due 04/01/2035 •	4	4
6.730% due 04/01/2033 •	62	64
6.733% due 02/01/2035 •	4	4
6.750% due 02/01/2036 •	16	17
6.775% due 08/01/2033 •	1	1
6.790% due 01/01/2036 •	1	1
6.792% due 03/01/2033 •	8	9
6.820% due 04/01/2034 •	15	15
6.832% due 11/01/2031 •	5	5
6.847% due 04/01/2040 •	54	55
6.848% due 11/01/2034 •	5	5
6.860% due 11/01/2033 •	13	13
6.875% due 01/01/2033 - 09/01/2033 •	22	23
6.900% due 05/01/2030 •	9	9
6.913% due 04/01/2033 - 09/01/2033 •	10	9
6.915% due 10/01/2032 •	5	5
6.919% due 10/01/2035 •	54	55
6.940% due 06/01/2037 •	6	6
6.945% due 04/01/2028 •	6	6
6.990% due 11/01/2033 •	28	29
6.996% due 05/01/2036 •	11	11
7.000% due 10/01/2033 - 02/25/2044	13	13
7.008% due 07/01/2033 •	1	1
7.041% due 11/01/2034 •	2	3
7.089% due 11/01/2033 •	23	24
7.120% due 11/01/2033 •	11	12
7.157% due 09/01/2035 •	9	9
7.195% due 11/01/2033 •	78	80
7.199% due 02/01/2034 •	9	9
7.225% due 07/01/2037 •	25	26
7.255% due 10/01/2033 •	19	19
7.322% due 09/01/2037 •	122	123
7.330% due 08/01/2033 •	5	5
7.348% due 07/01/2035 •	7	8
7.375% due 06/01/2034 •	2	2
7.414% due 11/01/2034 •	2	2
7.470% due 06/01/2034 •	50	52
7.487% due 07/01/2035 •	2	2
7.500% due 06/01/2034 •	1	1
7.500% due 05/25/2042	11	12
7.502% due 06/01/2035 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.518% due 09/01/2035 •	$51	$52
7.522% due 08/01/2035 •	9	9
7.664% due 10/01/2035 •	6	6
7.705% due 06/01/2036 •	6	6
7.815% due 08/01/2037 •	264	273
8.096% due 09/01/2035 •	39	41

Freddie Mac
3.000% due 02/01/2048	2,108	1,859
4.355% due 01/01/2030 •	11	11
4.500% due 04/15/2032	81	81
4.695% due 08/25/2031 •	112	119
4.734% due 09/25/2031 •	56	56
4.763% due 03/15/2036 •	1	1
4.804% due 06/25/2029 •	40	39
4.813% due 02/15/2029 - 03/15/2029 •	11	11
4.854% due 05/25/2043 •	591	575
4.863% due 07/15/2026 - 01/15/2033 •	25	25
4.913% due 09/15/2026 - 08/15/2029 •	4	4
4.963% due 10/15/2026 - 01/15/2032 •	3	4
5.013% due 08/15/2029 - 03/15/2032 •	17	17
5.063% due 06/15/2029 - 12/15/2031 •	16	16
5.500% due 10/15/2032	3	3
5.590% due 09/01/2030 •	27	27
5.835% due 10/25/2044 - 02/25/2045 •	276	256
5.897% due 04/01/2030 •	10	10
6.000% due 01/15/2029 - 05/01/2035	9	9
6.035% due 07/25/2044 •	888	855
6.286% due 03/01/2035 •	5	5
6.460% due 02/01/2035 •	28	28
6.491% due 12/01/2032 •	2	2
6.495% due 02/01/2036 •	1	1
6.511% due 04/01/2036 •	77	78
6.530% due 03/01/2036 •	100	102
6.559% due 01/01/2036 •	5	6
6.580% due 12/01/2036 •	12	12
6.582% due 03/01/2032 •	17	17
6.587% due 04/01/2034 - 02/01/2037 •	29	29
6.593% due 03/01/2036 •	2	2
6.603% due 03/01/2036 •	56	57
6.615% due 11/01/2036 •	2	2
6.655% due 09/01/2037 •	183	182
6.704% due 12/01/2035 •	6	6
6.729% due 01/01/2037 •	2	2
6.745% due 02/01/2036 •	2	2
6.759% due 11/01/2033 •	8	9
6.779% due 01/01/2030 •	27	27
6.783% due 11/01/2033 •	33	34
6.803% due 01/01/2035 •	1	1
6.937% due 01/01/2034 •	50	51
6.954% due 04/01/2032 •	29	29
6.962% due 03/01/2035 •	9	9
6.982% due 08/01/2035 •	1	1
7.000% due 07/15/2027	2	2
7.051% due 01/01/2036 •	2	2
7.084% due 12/01/2034 •	1	1
7.100% due 08/01/2033 •	1	1
7.125% due 04/01/2032 •	5	6
7.307% due 07/01/2033 •	1	1
7.325% due 07/01/2033 •	4	4
7.328% due 09/01/2034 •	87	90
7.349% due 05/01/2035 •	35	35
7.356% due 09/01/2035 •	1	1
7.368% due 09/01/2035 •	33	34
7.375% due 09/01/2035 •	7	7
7.415% due 08/01/2035 •	75	77
7.438% due 07/01/2035 •	6	6
7.454% due 07/01/2035 •	1	1
7.481% due 08/01/2035 •	11	12
7.500% due 09/01/2034 •	3	3
7.540% due 11/01/2034 •	103	104
7.590% due 09/01/2035 •	1	1

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	163

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.705% due 06/01/2035 •	$2	$2
7.709% due 07/01/2037 •	42	43

Ginnie Mae
4.625% due 07/20/2026 - 12/20/2045 •	333	337
4.750% due 10/20/2029 •	101	101
4.875% due 04/20/2033 •	14	14
5.023% due 05/20/2069 •	765	762

Ginnie Mae, TBA
2.500% due 04/01/2055	600	512
3.000% due 05/01/2055	2,900	2,568
3.500% due 04/01/2055	5,200	4,758
4.000% due 05/01/2055	200	187
4.500% due 05/01/2055	14,000	13,429
5.500% due 05/01/2055	300	300

Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 05/01/2052	955	836
3.500% due 11/01/2044 - 02/01/2050	2,110	1,935
4.000% due 07/01/2042 - 02/01/2043	368	352

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2040 - 05/01/2055	800	675
3.000% due 04/01/2040 - 05/01/2055	20,100	18,459
5.000% due 04/01/2055	6,400	6,273
5.500% due 05/01/2055	12,200	12,174
6.000% due 04/01/2055 - 06/01/2055	26,600	26,967
6.500% due 04/01/2055 - 06/01/2055	15,000	15,442
7.000% due 05/01/2055	600	627

Total U.S. Government Agencies (Cost $115,843)		115,746

U.S. TREASURY OBLIGATIONS 5.1%

U.S. Treasury Bonds
3.125% due 02/15/2043	4,730	3,884
4.000% due 11/15/2042	3,100	2,893
4.000% due 11/15/2052	2,300	2,075

Total U.S. Treasury Obligations (Cost $10,994)		8,852

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.4%

Adjustable Rate Mortgage Trust
4.846% due 03/25/2035 •	9	9
5.216% due 11/25/2035 •	70	50

AG Trust
6.335% due 07/15/2041 •	428	429

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	1,200	1,093

ATLX Trust
3.850% due 04/25/2063 þ	967	929

Banc of America Funding Trust
5.697% due 05/25/2035 ~	3,388	3,171

Banc of America Mortgage Trust
5.803% due 11/25/2033 ~	17	15
6.510% due 09/25/2033 ~	48	44
6.636% due 01/25/2034 ~	9	9
6.872% due 02/25/2034 ~	21	21
7.376% due 06/25/2034 ~	10	10
7.421% due 10/25/2035 •	6	6

BCAP LLC Trust
6.500% due 02/26/2036 •	388	173

BDS Ltd.
5.582% due 10/21/2042 •	850	849

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	1	1
4.533% due 07/25/2034 •	9	9
4.782% due 02/25/2034 •	106	100
5.116% due 01/25/2035 •	16	15
5.125% due 01/25/2035 ~	14	12
5.391% due 02/25/2034 •	22	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.954% due 01/25/2034 •	$38	$37
6.574% due 04/25/2033 •	11	11
6.948% due 01/25/2034 •	131	131
7.283% due 10/25/2033 ~	2	2

Bear Stearns ALT-A Trust
4.676% due 11/25/2036 •	221	115
4.755% due 02/25/2034 ~	108	101
4.775% due 08/25/2036 •	3	3

CD Mortgage Trust
3.431% due 08/15/2050	400	386

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 •	953	847
5.590% due 09/25/2055 •	682	682

Chase Mortgage Finance Trust
4.790% due 12/25/2035 •	22	20
4.953% due 12/25/2035 •	17	16
6.694% due 02/25/2037 •	94	92

Citigroup Commercial Mortgage Trust
3.778% due 09/10/2058	900	893

Citigroup Mortgage Loan Trust
5.235% due 08/25/2035 •	36	35
6.080% due 09/25/2035 •	24	24
6.310% due 11/25/2035 ~	22	22
6.998% due 03/25/2034 •	13	13
7.410% due 05/25/2035 •	9	9

Countrywide Alternative Loan Trust
3.735% due 08/25/2035 ~	777	738
4.835% due 06/25/2037 •	618	568
4.902% due 10/25/2035 •	7	5

Countrywide Home Loan Mortgage Pass-Through Trust
4.785% due 08/25/2035 ~	60	11
5.160% due 11/25/2034 ~	8	7
5.160% due 11/25/2034 •	570	545
5.500% due 11/25/2035	67	31
5.699% due 06/20/2035 ~	35	33
6.216% due 12/25/2033 ~	22	22
6.248% due 02/20/2036 •	16	15

Credit Suisse First Boston Mortgage Securities Corp.
6.017% due 11/25/2032 •	4	4

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.518% due 01/25/2034 •	85	82
6.585% due 07/25/2033 •	196	190
7.086% due 10/25/2033 •	8	8

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	936	891

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	200	187

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~	14	14

First Horizon Alternative Mortgage Securities Trust
5.295% due 08/25/2034 •	30	30
5.728% due 07/25/2035 •	60	32

First Horizon Mortgage Pass-Through Trust
4.705% due 02/25/2035 •	22	20
5.000% due 02/25/2035 •	47	44

GMAC Mortgage Corp. Loan Trust
4.252% due 11/19/2035 •	22	19

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	909

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	2,173	2,032

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ	2,357	2,280

GSR Mortgage Loan Trust
4.065% due 08/25/2034 •	11	10
4.286% due 05/25/2035 •	34	25
4.785% due 01/25/2034 ~	28	27
5.058% due 06/25/2034 ~	4	4
5.328% due 09/25/2035 ~	1,501	1,441
5.432% due 06/25/2034 •	10	9
5.880% due 03/25/2033 •	1	1
6.000% due 03/25/2032	2	2
7.333% due 09/25/2034 •	831	841

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.811% due 02/19/2046 ~	$332	$308
4.871% due 05/19/2035 •	17	17

Impac CMB Trust
5.075% due 08/25/2035 ~	394	372

IndyMac Adjustable Rate Mortgage Trust
6.636% due 01/25/2032 ~	7	7

IndyMac INDX Mortgage Loan Trust
4.815% due 09/25/2046 •	208	185
5.215% due 05/25/2034 •	13	12

JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 ~	19	8

JP Morgan Chase Commercial Mortgage Securities Trust
5.783% due 12/15/2036 ~	500	331

JP Morgan Mortgage Trust
5.590% due 07/25/2035 •	106	102
5.676% due 11/25/2033 ~	3	3
5.735% due 11/25/2035 •	58	47
5.784% due 10/25/2035 •	113	107
6.382% due 07/25/2035 ~	67	66
6.474% due 09/25/2034 •	1	1
7.122% due 11/25/2033 •	2	2

Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ	2,382	2,377

MASTR Adjustable Rate Mortgages Trust
3.982% due 02/25/2034 ~	138	123
4.415% due 01/25/2034 ~	3	3
4.949% due 08/25/2034 ~	169	168
5.803% due 12/25/2033 •	11	11
6.181% due 01/25/2036 ~	13	13
6.370% due 11/21/2034 ~	20	19
6.908% due 07/25/2034 ~	77	76
7.517% due 08/25/2034 •	66	64
7.625% due 09/25/2033 •	82	82

Merrill Lynch Mortgage Investors Trust
3.187% due 02/25/2034 •	18	15
5.055% due 08/25/2028 •	110	104
5.095% due 06/25/2028 •	21	20
5.205% due 04/25/2035 •	120	108
5.539% due 03/25/2028 ~	17	16
5.543% due 02/25/2035 •	36	34
6.634% due 09/25/2033 ~	4	4

MFA Trust
1.014% due 01/26/2065 •	391	368
1.324% due 01/26/2065 •	140	132
1.632% due 01/26/2065 •	140	132
2.479% due 03/25/2065 •	130	125
4.250% due 02/25/2066 ~	944	899

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	410	395

Morgan Stanley Capital Trust
2.428% due 04/05/2042 •	1,800	1,540

Morgan Stanley Mortgage Loan Trust
4.755% due 01/25/2035 •	452	427

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	1,842	1,766
2.750% due 11/25/2059 •	2,372	2,266
3.500% due 10/25/2059 ~	66	62

New York Mortgage Trust
4.670% due 08/25/2061 þ	2,409	2,396

NLT Trust
3.200% due 10/25/2062 ~	862	781

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.416% due 10/25/2035 ~	11	10

OBX Trust
1.072% due 02/25/2066 •	2,556	2,193

Prime Mortgage Trust
4.835% due 02/25/2034 •	9	8
6.000% due 02/25/2034	3	3

PRPM LLC
4.000% due 06/25/2053 þ	1,612	1,583
4.000% due 07/25/2054 þ	833	812
4.000% due 08/25/2054 þ	841	820

RCKT Mortgage Trust
5.846% due 08/25/2044 þ	178	178

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	$357	$165

Residential Funding Mortgage Securities, Inc. Trust
6.098% due 02/25/2036 ~	54	50
6.500% due 03/25/2032	4	4

Sequoia Mortgage Trust
5.185% due 07/20/2034 •	10	9
5.194% due 04/20/2033 ~	7	7
5.224% due 03/20/2035 ~	39	37
5.234% due 10/20/2027 •	12	11

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 •	146	137
1.439% due 11/25/2055 •	73	69
1.486% due 04/25/2065 •	115	109
1.593% due 11/25/2055 •	73	69

Structured Adjustable Rate Mortgage Loan Trust
4.675% due 03/25/2035 •	43	38
4.735% due 09/25/2034 •	65	60
5.407% due 09/25/2034 •	18	17

Structured Asset Mortgage Investments Trust
5.111% due 11/19/2033 ~	9	9
5.111% due 05/19/2035 •	63	60
5.131% due 02/19/2035 •	982	922

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.470% due 09/25/2033 •	14	13
5.772% due 11/25/2033 •	6	6
6.554% due 06/25/2033 ~	113	111
6.699% due 03/25/2033 •	66	65

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	223	217
3.750% due 03/25/2058 •	934	901
4.492% due 10/25/2064 •	1,598	1,607
5.435% due 05/25/2058 ~	3,112	3,191
5.435% due 10/25/2059 ~	110	112

Verus Securitization Trust
5.799% due 07/25/2069 þ	875	878

WaMu Mortgage Pass-Through Certificates Trust
4.975% due 12/25/2045 •	955	874
5.005% due 10/25/2035 •	296	272
5.015% due 10/25/2045 •	889	884
5.015% due 12/25/2045 •	674	671
5.178% due 09/25/2035 •	127	118
5.235% due 01/25/2045 ~	389	385
5.635% due 08/25/2046 •	19	18
5.683% due 08/25/2046 •	1,005	861
5.835% due 11/25/2042 •	39	37
6.035% due 08/25/2042 •	4	4
6.135% due 09/25/2046 •	2,449	2,365
6.233% due 08/25/2033 •	158	152
6.511% due 10/25/2033 •	55	53

Washington Mutual Mortgage Pass-Through Certificates Trust
4.830% due 06/25/2033 •	6	5
6.725% due 02/25/2033 ~	1	1
6.769% due 11/25/2030 •	16	16
7.000% due 03/25/2034	11	11

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	545
3.809% due 12/15/2048	300	297
4.023% due 03/15/2052	300	292

Wells Fargo Mortgage-Backed Securities Trust
7.340% due 08/25/2035 •	3	3

Worldwide Plaza Trust
3.526% due 11/10/2036	1,000	691

WSTN Trust
6.297% due 07/05/2037 •	500	509

Total Non-Agency Mortgage-Backed Securities (Cost $64,414)		61,121

ASSET-BACKED SECURITIES 43.6%

AUTOMOBILE ABS OTHER 0.2%

Carmax Select Receivables Trust
5.079% due 09/15/2027 •	74	74

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exeter Automobile Receivables Trust
6.310% due 10/15/2027	$328	$329

		403

AUTOMOBILE SEQUENTIAL 7.5%

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	800	802
4.840% due 09/15/2027	697	697

Carmax Select Receivables Trust
5.400% due 11/15/2028	100	101
5.780% due 09/15/2027	74	75

CPS Auto Receivables Trust
5.880% due 02/15/2028	56	56

FIRST HELP FINANCIAL LLC
4.940% due 11/15/2030	800	802

Flagship Credit Auto Trust
4.880% due 11/15/2028	402	403

GLS Auto Select Receivables Trust
5.590% due 10/15/2029	439	444

Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	800	800
4.560% due 03/15/2027	800	800

LAD Auto Receivables Trust
4.600% due 12/15/2027	800	800

M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	800	801

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	800	800
4.510% due 06/15/2027	800	800

Octane Receivables Trust
4.940% due 05/20/2030	800	802

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	800	801
4.880% due 09/15/2027	640	640

SCCU Auto Receivables Trust
5.110% due 06/15/2029	1,000	1,009

SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030	800	804

Tesla Auto Lease Trust
4.790% due 01/20/2027	706	707

		12,944

CMBS OTHER 1.4%

BXMT Ltd.
6.334% due 11/15/2037 •	354	352

HERA Commercial Mortgage Ltd.
5.481% due 02/18/2038 ~	77	77

LCCM Trust
5.884% due 11/15/2038 •	916	925

TPG Real Estate Finance Issuer Ltd.
5.634% due 03/15/2038 •	1,153	1,152

		2,506

HOME EQUITY OTHER 5.2%

Accredited Mortgage Loan Trust
5.305% due 01/25/2035 •	332	330

Bear Stearns Asset-Backed Securities Trust
5.435% due 11/25/2042 ~	60	60

Countrywide Asset-Backed Certificates Trust
4.855% due 08/25/2034 •	1,151	1,131
4.975% due 12/25/2034 ~	2,992	2,916

Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 þ	299	275

EquiFirst Mortgage Loan Trust
5.559% due 09/25/2033 ~	24	24

Home Equity Asset Trust
5.035% due 11/25/2032 •	8	7

HSI Asset Securitization Corp. Trust
4.535% due 10/25/2036 •	5	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
4.995% due 10/25/2034 ~	$667	$655
5.135% due 03/25/2032 •	16	15
5.290% due 07/25/2034 •	166	163

Morgan Stanley Dean Witter Capital, Inc. Trust
5.785% due 02/25/2033 •	39	40

Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0

NovaStar Mortgage Funding Trust
5.175% due 02/25/2034 ~	1,486	1,482

Renaissance Home Equity Loan Trust
5.135% due 08/25/2032 ~	10	9
5.535% due 09/25/2037 •	3,164	1,294

Soundview Home Loan Trust
5.735% due 11/25/2033 •	10	11

Terwin Mortgage Trust
5.560% due 04/25/2036 •	613	614

		9,028

HOME EQUITY SEQUENTIAL 0.1%

Indymac Home Equity Loan Asset-Backed Trust
6.372% due 05/25/2033 •	198	196

WHOLE LOAN COLLATERAL 2.7%

Bear Stearns Asset-Backed Securities Trust
5.693% due 10/25/2036 •	446	228

PRET LLC
4.843% due 09/25/2051 þ	2,192	2,184
5.487% due 10/25/2051 þ	2,176	2,176

		4,588

OTHER ABS 26.5%

AccessLex Institute
4.883% due 05/25/2036 •	225	223

Affirm Master Trust
4.990% due 02/15/2033	800	805

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039	1,000	927
3.619% due 04/25/2038	900	876
3.793% due 10/25/2037	900	886
3.900% due 07/28/2037	964	953
3.928% due 04/25/2038	900	874

Apidos CLO
5.565% due 04/20/2031 ~	416	416

Ares CLO Ltd.
5.450% due 10/28/2034 •	800	797

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •	1,000	996

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •	850	850

Bryant Park Funding Ltd.
5.922% due 04/15/2037 ~	1,000	1,001

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039	1,000	949

College Avenue Student Loans LLC
1.600% due 07/25/2051	560	506
3.280% due 12/28/2048	890	845
4.130% due 12/26/2047	459	449
5.535% due 07/25/2051 •	320	319
5.635% due 12/26/2047 ~	334	333

Commonbond Student Loan Trust
1.980% due 08/25/2050	394	344

ECMC Group Student Loan Trust
5.454% due 07/25/2069 •	465	466

GreenSky Home Improvement Trust
5.250% due 10/27/2059	542	544
5.880% due 06/25/2059	258	260

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •	850	850

KKR CLO Ltd.
5.495% due 07/18/2030 •	208	208

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	165

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM Loan Income Fund Ltd.
5.585% due 04/20/2031 •	$294	$294

LCM Ltd.
5.386% due 01/15/2034 •	1,000	995
5.573% due 07/20/2034 •	1,000	999

Lendmark Funding Trust
5.530% due 06/21/2032	1,000	1,015

Madison Park Funding Ltd.
5.324% due 10/15/2034 •	1,700	1,691
5.361% due 10/19/2034 •	450	448
5.545% due 04/20/2032 •	1,609	1,609

Navient Private Education Loan Trust
5.334% due 11/15/2068 ~	84	83

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	458	424
3.010% due 12/15/2059	759	737
3.130% due 02/15/2068	153	150

Navient Student Loan Trust
4.000% due 12/15/2059	449	447

Nelnet Student Loan Trust
1.420% due 04/20/2062	1,318	1,232

Pagaya AI Debt Selection Trust
5.183% due 06/15/2032	577	579
6.117% due 12/15/2031	243	246
7.464% due 06/16/2031	2,193	2,198
7.625% due 04/15/2031	305	306
8.050% due 03/15/2030 •	61	61
8.803% due 12/16/2030 •	207	209

Parallel Ltd.
5.426% due 07/15/2034 •	800	798

Reach ABS Trust
6.300% due 02/18/2031	298	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Private Credit Student Loan Trust
4.831% due 12/15/2039 •	$141	$138
4.851% due 06/15/2039 ~	1,987	1,928
4.891% due 06/15/2039 •	813	792

SMB Private Education Loan Trust
1.290% due 07/15/2053	781	734
1.600% due 09/15/2054	546	511
2.230% due 09/15/2037	223	215
2.840% due 06/15/2037	198	193
2.880% due 09/15/2034	15	15
3.940% due 02/16/2055	781	757
5.799% due 02/16/2055 ~	893	905

SoFi Alternative Trust
4.800% due 02/27/2034	850	851

SoFi Professional Loan Program LLC
2.650% due 09/25/2040	223	220

Sound Point CLO Ltd.
5.542% due 07/25/2030 •	110	110

TCW CLO Ltd.
5.622% due 08/16/2034 •	200	200
5.908% due 01/16/2037 •	4,000	4,005

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	800	803

Upstart Pass-Through Trust
7.900% due 10/20/2028	108	109

Venture CLO Ltd.
5.433% due 10/20/2034 •	1,000	997

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~	893	893

Wind River CLO Ltd.
5.624% due 10/15/2034 •	850	847

		45,721

Total Asset-Backed Securities (Cost $77,683)		75,386

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (b)	524,142	$524

Total Short-Term Instruments (Cost $524)		524

Total Investments in Securities (Cost $270,491)		261,632

INVESTMENTS IN AFFILIATES 5.1%

SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%

PIMCO Short-Term Floating NAV Portfolio III	912,419	8,881

Total Short-Term Instruments (Cost $8,883)		8,881

Total Investments in Affiliates (Cost $8,883)		8,881

Total Investments 156.5% (Cost $279,374)		$270,513

Financial Derivative Instruments (c)(d) (0.1)% (Cost or Premiums, net $1,778)		(152)

Other Assets and Liabilities, net (56.4)%		(97,515)

Net Assets 100.0%		$172,846

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2055	$6,700	$(5,309)	$(5,326)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	2,150	(1,929)	(1,938)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	400	(372)	(372)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2055	100	(96)	(96)

Total Short Sales (4.5)%				$(7,706)	$(7,732)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(3,482) at a weighted average interest rate of 5.170%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	182	$	20,242	$277	$3	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	6	$	(1,446)	$(1)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	6		(1,439)	2	0	0
3-Month SOFR Active Contract March Futures	06/2025	6		(1,435)	2	0	0
3-Month SOFR Active Contract March Futures	06/2026	6		(1,447)	(2)	0	0
3-Month SOFR Active Contract September Futures	12/2025	4		(962)	0	0	0
U.S. Treasury Long-Term Bond June Futures	06/2025	31		(3,636)	(56)	0	(6)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	170		(20,783)	(130)	0	(74)

					$(185)	$0	$(80)

Total Futures Contracts					$92	$3	$(80)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.688%	Annual	04/04/2025	$300	$(3)	$(4)	$(7)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	600	(5)	(9)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	300	(3)	(4)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	198	166	364	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	17	1	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	40	(6)	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(451)	635	184	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	10	(1)	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	11,400	26	0	26	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	23,400	536	279	815	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	1,100	(55)	(3)	(58)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	400	(18)	(2)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	800	(39)	(2)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	400	(20)	(1)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	700	(33)	0	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(21)	0	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(27)	(1)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(30)	(22)	(52)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(23)	(18)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(23)	(18)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(34)	(28)	(62)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	2,900	159	(14)	145	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(23)	(20)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(15)	(18)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(9)	(12)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(3)	(7)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	2,510	(29)	(38)	(67)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	943	3,016	3,959	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(101)	(105)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	(4)	(55)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	39	(278)	(239)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(205)	22	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	0	51	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	(2)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	(4)	(35)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(11)	(532)	(543)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	(5)	(39)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	167

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.185%	Annual	04/21/2029	$500	$(23)	$(17)	$(40)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	(33)	(123)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	(19)	(57)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(9)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	12	151	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	7	143	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	95	639	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(40)	379	339	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(6)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(4)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	1	(2)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	22	159	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,510	57	(12)	45	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	575	2,499	3,074	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	33	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	80	31	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	66	25	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(45)	67	22	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	121	38	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	85	24	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	151	41	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	151	40	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	66	17	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	67	15	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	44	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	36	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	57	5	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	95	8	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	72	6	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	44	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	44	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	44	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	28	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	43	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	44	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	44	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	6	106	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	(4)	(88)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	153	(127)	26	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	91	(247)	(156)	52	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	13	119	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	(9)	(73)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	(9)	(72)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	(5)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	(5)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	(7)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	(9)	(58)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	(6)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(8)	(51)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	4	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	7	37	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(40)	(8)	(48)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(8)	(49)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	(2)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,780	66	(17)	49	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(80)	(236)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(40)	(115)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(155)	(630)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(115)	(391)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(15)	(32)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(16)	(32)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(21)	(31)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(7)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(6)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(9)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(13)	(20)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(65)	(38)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	86	(107)	(21)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	(4)	0	0	0

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.524%	Semi-Annual	01/19/2051	$3,100	$(22)	$(1,313)	$(1,335)	$14	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(7)	(39)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(7)	(38)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	13,600	1,457	3,651	5,108	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(8)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	400	6	34	40	0	(3)

Total Swap Agreements						$1,928	$8,371	$10,299	$131	$(208)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3	$131	$134	$0	$(80)	$(208)	$(288)

Cash of $3,846 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	10,950	(111)	119	8	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	61	(3)	3	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	98	(4)	4	0	0

MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	27	3	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(10)	1	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,200	(19)	9	0	(10)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	5	0	0	0	0

Total Swap Agreements						$(150)	$152	$12	$(10)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
GST	$0	$0	$8	$8	$0	$0	$0	$0	$8	$0	$8
SAL	0	0	4	4	0	0	(10)	(10)	(6)	0	(6)

Total Over the Counter	$0	$0	$12	$12	$0	$0	$(10)	$(10)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	169

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	131	131

	$0	$0	$0	$0	$134	$134

Over the counter
Swap Agreements	$0	$12	$0	$0	$0	$12

	$0	$12	$0	$0	$134	$146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$80	$80
Swap Agreements	0	0	0	0	208	208

	$0	$0	$0	$0	$288	$288

Over the counter
Swap Agreements	$0	$10	$0	$0	$0	$10

	$0	$10	$0	$0	$288	$298

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,243)	$(2,243)
Swap Agreements	0	0	0	0	11,342	11,342

	$0	$0	$0	$0	$9,099	$9,099

Over the counter
Written Options	$0	$0	$0	$0	$50	$50
Swap Agreements	0	316	0	0	0	316

	$0	$316	$0	$0	$50	$366

	$0	$316	$0	$0	$9,149	$9,465

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(101)	$(101)
Swap Agreements	0	0	0	0	(9,469)	(9,469)

	$0	$0	$0	$0	$(9,570)	$(9,570)

Over the counter
Written Options	$0	$0	$0	$0	$4	$4
Swap Agreements	0	(137)	0	0	0	(137)

	$0	$(137)	$0	$0	$4	$(133)

	$0	$(137)	$0	$0	$(9,566)	$(9,703)

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3	$0	$3
U.S. Government Agencies	0	115,746	0	115,746
U.S. Treasury Obligations	0	8,852	0	8,852
Non-Agency Mortgage-Backed Securities	0	61,121	0	61,121
Asset-Backed Securities
Automobile ABS Other	0	403	0	403
Automobile Sequential	0	12,944	0	12,944
CMBS Other	0	2,506	0	2,506
Home Equity Other	0	9,028	0	9,028
Home Equity Sequential	0	196	0	196
Whole Loan Collateral	0	4,588	0	4,588
Other ABS	0	45,721	0	45,721
Short-Term Instruments
Mutual Funds	0	524	0	524

	$0	$261,632	$0	$261,632

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,881	$0	$0	$8,881

Total Investments	$8,881	$261,632	$0	$270,513

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,732)	$0	$(7,732)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	134	0	134
Over the counter	0	12	0	12

	$0	$146	$0	$146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(288)	0	(288)
Over the counter	0	(10)	0	(10)

	$0	$(298)	$0	$(298)

Total Financial Derivative Instruments	$0	$(152)	$0	$(152)

Totals	$8,881	$253,748	$0	$262,629

There were assets and liabilities valued at $3,660 transferred from Level 3 to Level 2 during the period ended March 31, 2025. There were no other significant transfers into or out of Level 3 during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	171

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.4%

CORPORATE BONDS & NOTES 15.2%

BANKING & FINANCE 10.8%

Allstate Corp.
0.750% due 12/15/2025	$1,000	$974

American Honda Finance Corp.
4.762% due 06/13/2025 ~	4,200	4,203
4.801% due 04/29/2025 ~	2,079	2,080
4.853% due 10/10/2025 ~	24,000	24,018
4.958% due 08/14/2025 ~	1,400	1,401
5.140% due 04/23/2025 •	3,200	3,201

American Tower Corp.
4.400% due 02/15/2026	264	264

Asian Development Bank
5.358% due 06/16/2026 •	10,300	10,398

Athene Global Funding
5.388% due 08/27/2026 ~	11,900	11,948
5.684% due 02/23/2026	12,500	12,629

Australia & New Zealand Banking Group Ltd.
4.996% due 10/03/2025 ~	9,400	9,425
5.106% due 07/03/2025 •	4,900	4,907

Bank of America Corp.
5.080% due 01/20/2027 •	18,500	18,569
5.683% due 04/02/2026 •	2,400	2,400

Bank of America NA
5.139% due 08/18/2025 ~	21,200	21,234

Bank of Montreal
5.313% due 09/25/2025 •	3,600	3,613
5.418% due 06/07/2025 •	1,200	1,202
5.920% due 09/25/2025	4,000	4,028

Bank of Nova Scotia
5.254% due 04/11/2025 •	6,240	6,242
5.448% due 06/12/2025 •	6,125	6,136

Barclays PLC
4.375% due 01/12/2026	10,700	10,683
5.304% due 08/09/2026 •	10,600	10,621

Canadian Imperial Bank of Commerce
3.300% due 04/07/2025	5,972	5,970
5.290% due 04/07/2025 ~	10,853	10,854

Caterpillar Financial Services Corp.
4.818% due 02/27/2026 •	2,213	2,218
4.878% due 06/13/2025 •	2,000	2,001

CBRE Services, Inc.
4.875% due 03/01/2026	3,483	3,483

Citibank NA
4.951% due 04/30/2026 ~	2,100	2,108
5.066% due 08/06/2026 •	8,200	8,234
5.169% due 09/29/2025 •	2,000	2,004

Citigroup Global Markets Holdings, Inc.
4.820% due 01/20/2026 ~	8,100	8,093

Citigroup, Inc.
1.122% due 01/28/2027 ~	20,500	19,914
3.106% due 04/08/2026 •	27,100	27,091
5.610% due 09/29/2026 •	10,978	11,031

Commonwealth Bank of Australia
4.752% due 07/07/2025 ~	750	750
4.895% due 06/15/2026 •	3,800	3,811
5.004% due 09/12/2025 ~	500	501

Cooperatieve Rabobank UA
5.057% due 07/18/2025 •	5,000	5,008
5.062% due 01/09/2026 ~	28,900	29,014

Corebridge Financial, Inc.
3.500% due 04/04/2025	4,500	4,500

Corebridge Global Funding
0.900% due 09/22/2025	1,600	1,573

DBS Group Holdings Ltd.
4.983% due 09/12/2025 •	9,000	9,011
4.983% due 09/12/2025 ~	54,000	54,068

Deutsche Bank AG
6.119% due 07/14/2026 •	3,200	3,211

DNB Bank ASA
5.896% due 10/09/2026 •	1,000	1,006

European Bank for Reconstruction & Development
4.544% due 04/14/2026 ~	30,000	29,987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
4.134% due 08/04/2025	$3,128	$3,110
5.125% due 06/16/2025	6,092	6,088

GA Global Funding Trust
5.714% due 04/11/2025 ~	11,000	11,003

General Motors Financial Co., Inc.
2.750% due 06/20/2025	11,629	11,574
3.800% due 04/07/2025	22,158	22,153

Goldman Sachs Group, Inc.
3.500% due 04/01/2025	5,200	5,200
5.755% (US0003M + 1.170%) due 05/15/2026 ~	5,200	5,207

Guardian Life Global Funding
0.875% due 12/10/2025	100	98

HSBC Holdings PLC
2.099% due 06/04/2026 •	6,300	6,270
4.292% due 09/12/2026 •	9,400	9,380

ING Groep NV
1.400% due 07/01/2026 ~	4,000	3,968

John Deere Capital Corp.
4.836% due 10/22/2025 ~	2,275	2,278
4.861% due 07/03/2025 ~	1,494	1,495
4.930% due 03/03/2026 •	2,400	2,408

JPMorgan Chase & Co.
2.083% due 04/22/2026 •	2,800	2,796
3.960% due 01/29/2027 •	34,600	34,433
4.080% due 04/26/2026 •	4,100	4,097
5.681% due 04/26/2026 •	2,150	2,152

Landeskreditbank Baden-Wuerttemberg Foerderbank
5.358% due 05/08/2026 ~	17,000	17,137

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,900	12,778
5.797% due 04/17/2026 •	700	700

Mizuho Financial Group, Inc.
5.329% due 05/22/2026 •	7,195	7,203

Morgan Stanley
2.188% due 04/28/2026 •	47,700	47,606
5.050% due 01/28/2027 •	11,600	11,642

National Australia Bank Ltd.
5.127% due 05/13/2025 ~	1,600	1,601
5.233% due 06/09/2025 ~	1,030	1,031

Nationwide Building Society
3.900% due 07/21/2025	3,050	3,043

NatWest Group PLC
7.472% due 11/10/2026 •	7,700	7,828

New York Life Global Funding
4.936% due 01/16/2026 •	9,000	9,025

Nomura Holdings, Inc.
1.851% due 07/16/2025	1,775	1,761

Nordea Bank Abp
3.600% due 06/06/2025	4,100	4,092
5.318% due 06/06/2025 •	6,025	6,033

Nordic Investment Bank
5.358% due 05/27/2025 ~	10,000	10,013

Principal Life Global Funding
5.258% due 08/28/2025 •	791	793

Protective Life Global Funding
4.858% due 07/22/2026 ~	21,500	21,532

Public Storage Operating Co.
4.961% due 07/25/2025 ~	10,998	11,011

Royal Bank of Canada
4.882% (SOFRRATE + 0.525%) due 01/20/2026 ~	10,100	10,116
4.931% due 04/27/2026 ~	600	602
5.194% due 04/14/2025 •	5,338	5,339

Santander Holdings USA, Inc.
3.450% due 06/02/2025	15,000	14,961

Skandinaviska Enskilda Banken AB
5.318% due 06/09/2025 •	2,300	2,304

Svenska Handelsbanken AB
5.268% due 06/10/2025 •	700	701

Swedbank AB
5.261% due 04/04/2025 ~	950	950
5.261% due 04/04/2025 •	504	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toronto-Dominion Bank
4.833% due 10/10/2025 •	$5,800	$5,807
5.378% due 06/06/2025 •	1,800	1,803

Toyota Motor Credit Corp.
4.803% due 04/10/2026 •	19,000	19,001

UBS Group AG
1.305% due 02/02/2027 •	3,600	3,501
2.193% due 06/05/2026 •	7,500	7,465
4.488% due 05/12/2026 •	9,278	9,275
5.711% due 01/12/2027 •	7,575	7,635

Wells Fargo & Co.
2.188% due 04/30/2026 •	30,600	30,537
3.908% due 04/25/2026 •	43,728	43,699
5.681% due 04/25/2026 ~	3,100	3,103

Wells Fargo Bank NA
5.065% due 01/15/2026 •	9,600	9,630

Westpac Banking Corp.
5.090% due 11/17/2025 •	3,300	3,309
5.371% due 08/26/2025 •	200	201

Weyerhaeuser Co.
4.750% due 05/15/2026	9,050	9,066

		913,665

INDUSTRIALS 3.6%

Altria Group, Inc.
4.400% due 02/14/2026	6,500	6,493

Amgen, Inc.
3.125% due 05/01/2025	500	499

Autodesk, Inc.
4.375% due 06/15/2025	1,199	1,198

BAT International Finance PLC
1.668% due 03/25/2026	36,400	35,360

Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,650	1,643

BMW U.S. Capital LLC
3.900% due 04/09/2025	500	500
4.979% due 08/11/2025 •	1,500	1,502
5.194% due 04/01/2025 ~	1,578	1,578

Conagra Brands, Inc.
4.600% due 11/01/2025	300	300

Energy Transfer LP
2.900% due 05/15/2025	3,800	3,791
4.750% due 01/15/2026	671	671

Expedia Group, Inc.
5.000% due 02/15/2026	166	166

Fox Corp.
3.050% due 04/07/2025	600	600

General Mills, Inc.
4.000% due 04/17/2025	800	800

Global Payments, Inc.
1.200% due 03/01/2026	11,600	11,237

HCA, Inc.
5.875% due 02/15/2026	7,268	7,297
7.580% due 09/15/2025	4,670	4,723
7.690% due 06/15/2025	2,023	2,033

Home Depot, Inc.
4.690% due 12/24/2025 •	300	300

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	2,000	1,998

Hyundai Capital America
5.875% due 04/07/2025	7,600	7,601

Imperial Brands Finance PLC
4.250% due 07/21/2025	13	13

Keurig Dr Pepper, Inc.
3.400% due 11/15/2025	1,111	1,104

Marvell Technology, Inc.
1.650% due 04/15/2026	1,700	1,650

Mercedes-Benz Finance North America LLC
4.930% due 08/01/2025 ~	1,250	1,251

MPLX LP
1.750% due 03/01/2026	9,800	9,546

NTT Finance Corp.
4.239% due 07/25/2025	4,000	3,996

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
1.650% due 03/25/2026	$62,200	$60,468
2.500% due 04/01/2025	2,400	2,400

PepsiCo., Inc.
4.758% due 02/13/2026 •	200	200

Reynolds American, Inc.
4.450% due 06/12/2025	25,775	25,743

Rogers Communications, Inc.
3.625% due 12/15/2025	5,882	5,831

T-Mobile USA, Inc.
2.625% due 04/15/2026	2,100	2,060
3.500% due 04/15/2025	40,653	40,632

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025	11,800	11,795

UnitedHealth Group, Inc.
4.855% due 07/15/2026 ~	2,700	2,707

VMware LLC
4.500% due 05/15/2025	26,000	25,983

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	500	489
4.625% due 11/13/2025	400	399
5.800% due 09/12/2025	2,000	2,009

Zimmer Biomet Holdings, Inc.
3.050% due 01/15/2026	17,100	16,905

		305,471

UTILITIES 0.8%

Electricite de France SA
3.625% due 10/13/2025	2,000	1,987

Georgia Power Co.
4.644% due 09/15/2026 ~	6,700	6,703
5.109% due 05/08/2025 ~	6,638	6,642

National Rural Utilities Cooperative Finance Corp.
4.760% due 12/03/2025 ~	1,084	1,085
5.059% due 05/07/2025 ~	873	873

NextEra Energy Capital Holdings, Inc.
5.120% due 01/29/2026 ~	1,200	1,204
5.749% due 09/01/2025	4,800	4,820

Pacific Gas & Electric Co.
2.950% due 03/01/2026	4,600	4,519
3.150% due 01/01/2026	17,000	16,783
3.450% due 07/01/2025	2,945	2,934

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~	400	402

Public Service Enterprise Group, Inc.
0.800% due 08/15/2025	3,700	3,646

Southern California Edison Co.
3.700% due 08/01/2025	1,800	1,794
4.200% due 06/01/2025	733	732

Southwestern Electric Power Co.
1.650% due 03/15/2026	8,900	8,651

		62,775

Total Corporate Bonds & Notes (Cost $1,279,482)		1,281,911

U.S. GOVERNMENT AGENCIES 0.1%

Federal Farm Credit Bank
4.495% due 09/25/2025 •	11,500	11,508

Total U.S. Government Agencies (Cost $11,505)		11,508

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Floating Rate Notes
4.419% due 04/30/2025 •	55,400	55,400

Total U.S. Treasury Obligations (Cost $55,398)		55,400

ASSET-BACKED SECURITIES 0.4%

AUTOMOBILE SEQUENTIAL 0.4%

Carvana Auto Receivables Trust
4.493% due 04/10/2026	10,000	10,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
4.536% due 02/20/2026	$1,158	$1,159

LAD Auto Receivables Trust
4.511% due 02/17/2026	3,740	3,739
4.865% due 11/17/2025	82	82

Toyota Lease Owner Trust
4.457% due 03/20/2026	16,609	16,612

Total Asset-Backed Securities (Cost $31,588)		31,592

SOVEREIGN ISSUES 0.6%

CDP Financial, Inc.
4.759% due 05/19/2025 ~	3,000	3,001

CPPIB Capital, Inc.
4.859% due 07/27/2026 ~	2,900	2,908
5.609% due 04/04/2025 •	27,300	27,303

Kommunalbanken AS
5.358% due 06/17/2026 ~	4,150	4,185

Kommunekredit
5.358% due 09/16/2025 ~	10,000	10,037

Total Sovereign Issues (Cost $47,437)		47,434

SHORT-TERM INSTRUMENTS 94.5%

CERTIFICATES OF DEPOSIT 0.2%

Bank of America NA
4.530% due 08/05/2025	7,600	7,607

MUFG Bank Ltd.
4.610% (SOFRRATE + 0.250%) due 12/03/2025 ~	400	400

Sumitomo Mitsui Banking Corp.
4.610% (SOFRRATE + 0.250%) due 12/05/2025 ~	6,500	6,500

		14,507

COMMERCIAL PAPER 3.2%

AbbVie, Inc.
4.640% due 04/15/2025	17,900	17,866
4.640% due 04/17/2025	9,000	8,981

AES Corp.
4.900% due 04/10/2025	3,100	3,096
4.900% due 04/11/2025	600	599

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025	7,000	6,987
4.570% due 04/10/2025	4,300	4,294
4.630% due 04/15/2025	5,400	5,390
4.640% due 04/09/2025	8,200	8,191

Aon Corp.
4.550% due 04/10/2025	6,800	6,792
4.560% due 04/21/2025	2,200	2,194

Bacardi-Martini BV
4.700% due 04/17/2025	500	499
4.730% due 04/17/2025	1,000	998

Becton Dickinson & Co.
4.550% due 04/07/2025	1,800	1,798
4.600% due 04/15/2025	2,300	2,296

Broadcom, Inc.
4.500% due 04/08/2025	8,300	8,292
4.530% due 04/24/2025	400	399
4.550% due 04/24/2025	3,700	3,689
4.560% due 04/10/2025	7,400	7,391
4.560% due 05/08/2025	1,500	1,493
4.560% due 05/13/2025	2,500	2,486
4.560% due 06/06/2025	1,300	1,289
4.610% due 05/13/2025	1,200	1,193

Campbell Soup co.
4.520% due 04/17/2025	1,400	1,397

CBRE Services, Inc.
4.720% due 04/17/2025	5,900	5,887
4.720% due 04/23/2025	4,100	4,088
4.740% due 04/09/2025	9,400	9,389

Constellation Brands, Inc.
4.700% due 04/04/2025	300	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.700% due 04/11/2025	$7,400	$7,389

Crown Castle, Inc.
4.910% due 04/29/2025	2,600	2,590

Enbridge U.S., Inc.
4.540% due 04/07/2025	16,500	16,485
4.550% due 04/14/2025	3,000	2,995
4.550% due 04/16/2025	9,400	9,381
4.580% due 04/16/2025	3,050	3,044
4.640% due 04/25/2025	10,700	10,666

Intel Corp.
4.550% due 04/02/2025	9,600	9,598
4.600% due 04/02/2025	4,000	3,999

Jabil, Inc.
4.820% due 04/11/2025	2,400	2,396

Jones Lang LaSalle Finance BV
4.520% due 04/22/2025	5,100	5,086
4.610% due 04/08/2025	1,900	1,898
4.650% due 04/08/2025	4,000	3,996
4.660% due 04/15/2025	4,200	4,192
4.700% due 04/15/2025	4,500	4,491
4.750% due 04/22/2025	900	897

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	11,100	11,080
4.650% due 04/04/2025	3,700	3,698

Kinder Morgan, Inc.
4.600% due 04/14/2025	2,600	2,595

Marsh & McLennan Cos, Inc.
4.600% due 04/16/2025	1,300	1,297
4.630% due 04/21/2025	9,200	9,176
4.630% due 04/23/2025	8,100	8,076
4.630% due 04/24/2025	1,900	1,894

Mondelez International, Inc.
4.620% due 04/15/2025	2,300	2,296

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	3,300	3,291

Northrop Grumman Corp.
4.590% due 05/28/2025	5,000	4,963

NXP BV
4.570% due 04/28/2025	2,300	2,292
4.570% due 05/12/2025	500	497

Targa Resources Corp.
4.700% due 04/21/2025	5,400	5,385

VW Credit, Inc.
4.580% due 04/04/2025	5,100	5,097

Waste Management, Inc.
4.600% due 04/21/2025	2,900	2,892

		270,906

REPURCHASE AGREEMENTS (c) 91.1%
		7,688,521

U.S. TREASURY BILLS 0.0%
4.293% due 04/15/2025 (a)(b)	200	200

Total Short-Term Instruments (Cost $7,974,159)		7,974,134

Total Investments in Securities (Cost $9,399,569)		9,401,979

Total Investments 111.4% (Cost $9,399,569)		$9,401,979

Other Assets and Liabilities, net (11.4)%		(962,232)

Net Assets 100.0%		$8,439,747

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	173

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	4.410%	04/01/2025	04/02/2025		$750,000	U.S. Treasury Bonds 4.375% due 08/15/2043	$(768,156)	$750,000	$750,000
	4.450	03/31/2025	04/01/2025		750,000	U.S. Treasury Bonds 4.375% due 08/15/2043	(770,786)	750,000	750,093
BOS	4.360	03/31/2025	04/15/2025		350,000	U.S. Treasury Notes 0.500% due 02/28/2026	(357,265)	350,000	350,042
	4.360	04/01/2025	04/24/2025		150,000	U.S. Treasury Notes 1.500% due 01/31/2027	(153,202)	150,000	150,000
	4.370	03/21/2025	04/02/2025		750,000	U.S. Treasury Notes 1.125% - 4.250% due 08/31/2028 - 02/15/2028	(767,578)	750,000	751,001
	4.370	03/17/2025	04/02/2025		1,000,000	U.S. Treasury Notes 0.750% - 4.375% due 05/31/2026 - 07/15/2027	(1,023,478)	1,000,000	1,001,821
	4.370	03/28/2025	04/10/2025		100,000	U.S. Treasury Notes 4.500% due 05/15/2027	(102,267)	100,000	100,049
	4.370	03/24/2025	04/11/2025		547,000	U.S. Treasury Notes 4.875% due 05/31/2026	(559,076)	547,000	547,531
	4.370	03/28/2025	04/11/2025		100,000	U.S. Treasury Notes 1.750% - 4.500% due 12/31/2026 - 04/15/2027	(102,298)	100,000	100,049
	4.370	03/31/2025	04/16/2025		350,000	U.S. Treasury Notes 2.875% - 4.250% due 04/30/2029 - 06/30/2029	(357,558)	350,000	350,042
	4.370	03/31/2025	04/17/2025		450,000	U.S. Treasury Notes 1.500% due 01/31/2027	(459,605)	450,000	450,055
	4.380	03/31/2025	04/03/2025		350,000	U.S. Treasury Notes 1.500% - 4.125% due 11/30/2028 - 11/30/2029	(357,609)	350,000	350,043
	4.380	03/26/2025	04/07/2025		550,000	U.S. Treasury Notes 1.500% due 01/31/2027	(562,488)	550,000	550,402
	4.380	03/27/2025	04/09/2025		250,000	U.S. Treasury Notes 1.875% due 07/31/2026	(255,523)	250,000	250,152
	4.380	03/28/2025	04/09/2025		100,000	U.S. Treasury Notes 2.750% due 02/15/2028	(102,414)	100,000	100,049
	4.380	03/27/2025	04/10/2025		250,000	U.S. Treasury Notes 2.750% due 02/15/2028	(256,034)	250,000	250,152
	4.390	03/26/2025	04/01/2025		200,000	U.S. Treasury Notes 0.625% - 4.000% due 12/31/2027 - 07/31/2029	(204,735)	200,000	200,146
	4.390	03/27/2025	04/07/2025		150,000	U.S. Treasury Notes 1.875% due 02/28/2027	(153,486)	150,000	150,091
	4.420	03/31/2025	04/01/2025		40,000	U.S. Treasury Notes 4.000% due 12/15/2027	(40,848)	40,000	40,005
JPS	4.390	07/30/2024	TBD	(2)	501,521	U.S. Treasury Bonds 2.000% - 3.875% due 08/15/2040 - 08/15/2051	(499,810)	501,521	517,736
						Cash	(32,499)

Total Repurchase Agreements							$(7,886,715)	$7,688,521	$7,709,459

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$1,500,093	$0	$0	$1,500,093	$(1,538,942)	$(38,849)
BOO	0	0	0	0	4,011	4,011
BOS	5,691,630	0	0	5,691,630	(5,815,464)	(123,834)
JPS	517,736	0	0	517,736	(532,309)	(14,573)

Total Borrowings and Other Financing Transactions	$7,709,459	$0	$0

Cash of $4,011 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$913,665	$0	$913,665
Industrials	0	305,471	0	305,471
Utilities	0	62,775	0	62,775
U.S. Government Agencies	0	11,508	0	11,508
U.S. Treasury Obligations	0	55,400	0	55,400
Asset-Backed Securities
Automobile Sequential	0	31,592	0	31,592

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Sovereign Issues	$0	$47,434	$0	$47,434
Short-Term Instruments
Certificates of Deposit	0	14,507	0	14,507
Commercial Paper	0	270,906	0	270,906
Repurchase Agreements	0	7,688,521	0	7,688,521
U.S. Treasury Bills	0	200	0	200

Total Investments	$0	$9,401,979	$0	$9,401,979

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	175

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9%

U.S. GOVERNMENT AGENCIES 2.8%

Fannie Mae
4.526% due 12/25/2036 •	$86	$85
4.574% due 06/25/2033 •	53	51
4.586% due 03/25/2034 •	28	28
4.596% due 03/25/2036 •	40	40
4.655% due 07/25/2032 •	59	58
4.804% due 05/25/2042 •	61	61
5.093% due 03/25/2032 •	119	114
5.354% due 04/25/2032 •	8	8
5.395% due 12/01/2029 •	3	3
5.885% due 06/01/2043 •	147	148
5.886% due 02/01/2041 - 10/01/2044 •	634	642
6.118% due 03/01/2035 •	103	104
6.337% due 10/01/2032 •	3	3
6.381% due 12/01/2032 •	1	2
6.390% due 11/01/2035 •	46	47
6.397% due 11/01/2035 •	48	49
6.842% due 01/01/2036 •	38	38

Freddie Mac
0.000% due 01/15/2032 (a)	563	420
4.500% due 06/15/2035 - 09/15/2035	312	306
4.574% due 07/25/2031 •	173	172
4.963% due 06/15/2030 - 12/15/2032 •	15	15
5.000% due 01/15/2034	898	912
5.013% due 06/15/2031 •	6	6
5.500% due 11/01/2038 - 10/01/2039	33	33
5.835% due 10/25/2044 - 02/25/2045 •	733	679
6.035% due 07/25/2044 •	326	314
6.500% due 10/25/2043	272	278
6.676% due 02/01/2035 •	120	122
6.809% due 01/01/2032 •	2	2
7.154% due 07/01/2029 •	1	1
7.208% due 05/01/2032 •	3	3
7.427% due 06/01/2035 •	331	342

Ginnie Mae
4.625% due 07/20/2025 - 02/20/2030 •	125	125
4.875% due 04/20/2027 - 04/20/2032 •	4	4
5.000% due 05/20/2030 •	16	16

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (b)	32,719	26,766

U.S. Small Business Administration
4.760% due 09/01/2025	122	121

Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	791	762
4.500% due 04/01/2028 - 11/01/2029	57	58

Total U.S. Government Agencies (Cost $32,487)		32,938

U.S. TREASURY OBLIGATIONS 87.1%

U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	24,081
1.375% due 08/15/2050	150,550	76,763
1.625% due 11/15/2050	214,700	116,928
1.750% due 08/15/2041	12,400	8,409
1.875% due 02/15/2041	110,500	77,570
2.250% due 08/15/2049	50,320	32,472
2.250% due 02/15/2052	600	379
2.750% due 11/15/2042	83,400	64,899
2.875% due 05/15/2043	10,960	8,635
2.875% due 05/15/2049	56,970	42,006
3.000% due 05/15/2042	51,000	41,555
3.000% due 11/15/2044	213,100	167,966
3.000% due 08/15/2048	8,300	6,305
3.000% due 02/15/2049	38,140	28,851
3.125% due 02/15/2043	41,250	33,871

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 08/15/2043	$53,000	$46,607
3.625% due 02/15/2044	32,300	28,273
4.000% due 11/15/2042	38,100	35,555
4.125% due 08/15/2044	7,500	7,029
4.375% due 02/15/2038	78,530	79,104
4.375% due 08/15/2043	23,300	22,714
4.500% due 05/15/2038	31,463	32,088

U.S. Treasury Notes
0.250% due 07/31/2025 (e)	24,365	24,041
2.875% due 05/15/2028 (e)	9,680	9,391

Total U.S. Treasury Obligations (Cost $1,361,555)		1,015,492

NON-AGENCY MORTGAGE - BACKED SECURITIES 3.4%

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	4	3
6.574% due 04/25/2033 •	11	11
6.625% due 04/25/2033 •	5	5
6.948% due 01/25/2034 •	75	75
7.195% due 11/25/2034 •	182	172

Bear Stearns ALT-A Trust
4.639% due 11/25/2036 •	5,206	3,024
4.676% due 11/25/2036 •	10,890	5,642
4.755% due 02/25/2034 ~	383	362

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.685% due 08/25/2035 •	77	75

Citigroup Mortgage Loan Trust
7.410% due 05/25/2035 •	45	45

Countrywide Alternative Loan Trust
4.614% due 02/20/2047 ~	2,176	1,750
4.755% due 02/25/2047 •	191	186
4.795% due 05/25/2047 ~	1,253	1,149
4.835% due 05/25/2036 ~	25	22
4.854% due 03/20/2046 ~	1,589	1,372
4.855% due 05/25/2035 ~	232	221
4.995% due 12/25/2035 •	139	126
5.500% due 03/25/2036	812	349
5.635% due 02/25/2036 ~	129	117

Countrywide Home Loan Mortgage Pass-Through Trust
3.704% due 04/25/2035 ~	170	136
4.353% due 09/20/2036 •	1,548	1,366
4.895% due 05/25/2035 ~	399	350
5.015% due 04/25/2035 ~	20	19
5.095% due 02/25/2035 ~	266	250
5.115% due 02/25/2035 •	146	134

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 •	1	1

Downey Savings & Loan Association Mortgage Loan Trust
4.951% due 08/19/2045 ~	157	140

GreenPoint Mortgage Funding Trust
4.875% due 06/25/2045 ~	123	112

GSR Mortgage Loan Trust
4.697% due 04/25/2036 •	1,556	1,018

HarborView Mortgage Loan Trust
4.691% due 03/19/2037 •	566	522
4.871% due 05/19/2035 •	507	487

IndyMac INDX Mortgage Loan Trust
5.075% due 02/25/2035 ~	592	543

JP Morgan Mortgage Trust
5.373% due 02/25/2036 •	260	185
5.590% due 07/25/2035 •	143	138
5.990% due 07/25/2064 •	877	884

MASTR Adjustable Rate Mortgages Trust
6.221% due 05/25/2034 ~	43	42

Merrill Lynch Mortgage Investors Trust
6.190% due 12/25/2032 •	12	12

Residential Accredit Loans, Inc. Trust
4.735% due 08/25/2035 ~	405	293
5.995% due 09/25/2045 •	138	118

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	135	131

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
5.131% due 10/19/2026 ~	$59	$58
5.134% due 07/20/2033 •	148	147
5.139% due 07/20/2033 •	104	98

Structured Adjustable Rate Mortgage Loan Trust
6.035% due 01/25/2035 ~	151	138

Structured Asset Mortgage Investments Trust
4.875% due 05/25/2036 •	6,203	5,067
5.011% due 07/19/2034 •	23	22
5.131% due 03/19/2034 •	60	57

WaMu Mortgage Pass-Through Certificates Trust
4.092% due 12/25/2046 •	480	430
4.174% due 12/25/2046 •	678	591
4.731% due 05/25/2046 ~	249	215
4.955% due 11/25/2045 •	435	417
4.975% due 12/25/2045 •	145	145
5.365% due 01/25/2047 •	311	296
5.615% due 06/25/2046 •	953	887
5.635% due 02/25/2046 ~	737	670
5.683% due 07/25/2046 •	2,187	1,964
5.683% due 08/25/2046 •	6,430	5,506
5.835% due 11/25/2042 •	86	83
6.135% due 09/25/2046 •	897	866
6.135% due 10/25/2046 •	329	307
6.211% due 03/25/2034 •	22	22

Washington Mutual Mortgage Pass-Through Certificates Trust
5.370% due 05/25/2033 •	30	31

Total Non-Agency Mortgage-Backed Securities (Cost $52,210)		39,611

ASSET-BACKED SECURITIES 5.6%

HOME EQUITY OTHER 0.3%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.515% due 05/25/2037 ~	17	12
4.954% due 06/15/2031 ~	268	265

Citigroup Global Markets Mortgage Securities
5.785% due 01/25/2032 •	27	27

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •	20	19

Credit-Based Asset Servicing & Securitization Trust
3.376% due 01/25/2037 ~	817	240

GE-WMC Mortgage Securities Trust
4.515% due 08/25/2036 ~	38	16

GSAMP Trust
4.505% due 12/25/2036 ~	372	184
4.615% due 11/25/2035 ~	131	10

Home Equity Asset Trust
5.355% due 02/25/2033 •	1	1

HSI Asset Securitization Corp. Trust
4.535% due 10/25/2036 •	89	30

JP Morgan Mortgage Acquisition Corp.
4.595% due 08/25/2036 ~	25	11

Lehman ABS Mortgage Loan Trust
4.525% due 06/25/2037 ~	334	222

Long Beach Mortgage Loan Trust
4.995% due 10/25/2034 ~	1,402	1,378

MASTR Asset-Backed Securities Trust
4.535% due 11/25/2036 •	72	22

Merrill Lynch Mortgage Investors Trust
4.675% due 02/25/2037 ~	250	71

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 05/25/2037 •	125	112

Morgan Stanley IXIS Real Estate Capital Trust
4.485% due 11/25/2036 •	29	9

New Century Home Equity Loan Trust
4.795% due 05/25/2036 •	117	117

Renaissance Home Equity Loan Trust
5.135% due 08/25/2032 ~	2	2

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	1,403	302

Soundview Home Loan Trust
4.515% due 06/25/2037 ~	177	116

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.555% due 11/25/2036 ~	$438	$120

		3,286

WHOLE LOAN COLLATERAL 0.0%

Securitized Asset-Backed Receivables LLC Trust
4.595% due 11/25/2036 •	440	123

OTHER ABS 5.3%

AGL CLO Ltd.
5.755% due 07/20/2034 •	1,600	1,600

Anchorage Capital CLO Ltd.
5.993% due 04/20/2037 •	2,500	2,507

Apex Credit CLO Ltd.
6.093% due 04/20/2036 •	1,300	1,311

Apidos CLO
5.669% due 07/16/2031 •	1,251	1,251

Ares CLO Ltd.
5.623% due 04/17/2033 •	3,380	3,385

Atlas Senior Loan Fund Ltd.
5.738% due 10/24/2031 •	2,249	2,250

Benefit Street Partners CLO Ltd.
5.643% due 04/20/2034 •	1,800	1,800

Betony CLO Ltd.
5.629% due 04/30/2031 •	1,028	1,029

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~	968	968
5.732% due 10/22/2030 ~	620	621

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •	2,200	2,210

Carlyle Global Market Strategies CLO Ltd.
5.535% due 07/20/2031 •	1,234	1,235
5.704% due 07/15/2031 •	2,229	2,230

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~	747	747

Cathedral Lake Ltd.
5.775% due 01/20/2035 ~	1,000	999

CIFC Funding Ltd.
5.505% due 04/20/2030 ~	508	509

Dewolf Park CLO Ltd.
5.484% due 10/15/2030 •	888	889

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •	2,400	2,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.132% due 01/15/2037 •	$2,700	$2,710

Dryden Senior Loan Fund
5.443% due 10/19/2029 ~	1,021	1,021
5.664% due 01/15/2031 •	2,123	2,124

Generate CLO Ltd.
6.123% due 10/20/2036 ~	3,500	3,511

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •	1,764	1,763

KKR CLO Ltd.
5.564% due 04/15/2031 •	462	462
5.748% due 02/09/2035 ~	1,700	1,699

Madison Park Funding Ltd.
5.532% due 07/27/2031 ~	950	952

Magnetite Ltd.
5.762% due 01/25/2032 ~	684	685

Marble Point CLO Ltd.
5.493% due 01/20/2032 ~	431	431

Newark BSL CLO Ltd.
5.532% due 07/25/2030 ~	1,044	1,042

Palmer Square CLO Ltd.
5.613% due 04/20/2035 ~	1,000	1,001

Rad CLO Ltd.
5.530% due 04/25/2032 •	1,533	1,535

Romark CLO Ltd.
5.585% due 04/20/2031 ~	530	530

Sound Point CLO Ltd.
5.675% due 01/21/2031 ~	597	598
5.734% due 07/15/2034 •	1,000	1,001
5.742% due 10/25/2034 ~	3,000	3,002

Steele Creek CLO Ltd.
5.625% due 04/21/2031 ~	55	55

Sycamore Tree CLO Ltd.
5.973% due 01/20/2037 •	1,800	1,803

Symphony CLO Ltd.
5.490% due 01/23/2032 •	824	824

TCW CLO Ltd.
5.908% due 01/16/2037 •	1,000	1,001

TIAA CLO Ltd.
5.719% due 01/16/2031 ~	127	127

Trinitas CLO Ltd.
5.670% due 04/25/2033 •	1,750	1,751

Venture CLO Ltd.
5.752% due 10/22/2031 •	2,393	2,395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.824% due 01/15/2032 •	$1,555	$1,556

		61,524

Total Asset-Backed Securities (Cost $67,980)		64,933

	SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (c)	569,461	570

Total Short-Term Instruments (Cost $570)		570

Total Investments in Securities (Cost $1,514,802)		1,153,544

INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	169,450	1,649

Total Short-Term Instruments (Cost $1,650)		1,649

Total Investments in Affiliates (Cost $1,650)		1,649

Total Investments 99.0% (Cost $1,516,452)		$1,155,193

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $10,073)		471

Other Assets and Liabilities, net 1.0%		10,620

Net Assets 100.0%		$1,166,284

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	05/01/2055	$17,000	$(15,766)	$(15,817)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2055	3,000	(2,865)	(2,867)

Total Short Sales (1.6)%				$(18,631)	$(18,684)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(91,900) at a weighted average interest rate of 4.991%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	177

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	7,328	$815,011	$15,393	$1,546	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	6,676	761,899	12,346	2,555	0

				$27,739	$4,101	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	8	$(1,657)	$(12)	$0	$(1)
U.S. Treasury 5-Year Note June Futures	06/2025	1,334	(144,280)	(1,216)	0	(109)
U.S. Treasury Long-Term Bond June Futures	06/2025	2,354	(276,080)	(4,981)	0	(1,434)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	1,484	(181,419)	794	0	(1,554)

				$(5,415)	$0	$(3,098)

Total Futures Contracts				$22,324	$4,101	$(3,098)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$11,700	$119	$102	$221	$1	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,200	14	10	24	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	83,400	1,866	(261)	1,605	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	30,100	554	(1)	553	3	0

					$2,553	$(150)	$2,403	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$27,300	$0	$213	$213	$0	$(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	40,900	0	312	312	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	118,000	(155)	1,752	1,597	0	(59)
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	187,300	(2,662)	(743)	(3,405)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	6,810	0	(20)	(20)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	423,300	323	(1,393)	(1,070)	441	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	11,500	0	307	307	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	21,000	0	425	425	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	38,900	3	967	970	0	(60)
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	44,040	(837)	(274)	(1,111)	0	(84)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/15/2034	394,400	0	20,810	20,810	0	(201)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	31,000	(223)	319	96	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	9,328	9,315	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	9,212	19,307	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	14,000	342	569	911	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	64,200	647	3,260	3,907	0	(158)

						$7,520	$45,044	$52,564	$480	$(1,014)

Total Swap Agreements						$10,073	$44,894	$54,967	$485	$(1,014)

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4,101	$485	$4,586	$0	$(3,098)	$(1,017)	$(4,115)

(e)

Securities with an aggregate market value of $30,344 and cash of $695 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,101	$4,101
Swap Agreements	0	5	0	0	480	485

	$0	$5	$0	$0	$4,581	$4,586

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,098	$3,098
Swap Agreements	0	3	0	0	1,014	1,017

	$0	$3	$0	$0	$4,112	$4,115

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(29,520)	$(29,520)
Swap Agreements	0	2,679	0	0	9,512	12,191

	$0	$2,679	$0	$0	$(20,008)	$(17,329)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16,721	$16,721
Swap Agreements	0	(1,417)	0	0	35,911	34,494

	$0	$(1,417)	$0	$0	$52,632	$51,215

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	179

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
U.S. Government Agencies	$0	$32,938	$0	$32,938
U.S. Treasury Obligations	0	1,015,492	0	1,015,492
Non-Agency Mortgage-Backed Securities	0	39,611	0	39,611
Asset-Backed Securities
Home Equity Other	0	3,286	0	3,286
Whole Loan Collateral	0	123	0	123
Other ABS	0	61,524	0	61,524
Short-Term Instruments
Mutual Funds	0	570	0	570

	$0	$1,153,544	$0	$1,153,544

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,649	$0	$0	$1,649

Total Investments	$1,649	$1,153,544	$0	$1,155,193

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,684)	$0	$(18,684)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4,586	$0	$4,586

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4,112)	$0	$(4,112)

Total Financial Derivative Instruments	$0	$474	$0	$474

Totals	$1,649	$1,135,334	$0	$1,136,983

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO International Portfolio	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 56.4%

CANADA 17.9%

SOVEREIGN ISSUES 17.9%

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	11,800	$8,685

Province of Alberta
3.900% due 12/01/2033		20,900	14,986

Province of British Columbia
4.150% due 06/18/2034		29,000	21,054

Province of Ontario
3.650% due 06/02/2033		32,600	23,047

Province of Quebec
3.600% due 09/01/2033		21,400	15,031
4.450% due 09/01/2034		13,600	10,093

Total Canada (Cost $91,252)			92,896

DENMARK 3.2%

CORPORATE BONDS & NOTES 3.2%

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	41,400	6,000

Realkredit Danmark AS
1.000% due 04/01/2025		73,900	10,711

Total Denmark (Cost $16,767)			16,711

JAPAN 9.9%

SOVEREIGN ISSUES 9.9%

Japan Government International Bond
2.000% due 12/20/2044	JPY	3,680,000	23,778
2.200% due 03/20/2064		1,630,000	9,661
2.300% due 12/20/2054		2,800,000	17,970

Total Japan (Cost $51,421)			51,409

SUPRANATIONAL 6.8%

CORPORATE BONDS & NOTES 6.8%

European Union
2.875% due 10/05/2029	EUR	32,300	35,350

Total Supranational (Cost $34,514)			35,350

UNITED KINGDOM 7.0%

SOVEREIGN ISSUES 7.0%

United Kingdom Gilt
0.500% due 10/22/2061	GBP	2,900	1,032
4.375% due 07/31/2054		31,600	35,325

Total United Kingdom (Cost $40,545)			36,357

UNITED STATES 2.5%

ASSET-BACKED SECURITIES 0.7%

ABFC Trust
5.135% due 06/25/2034 •		$201	201

Amortizing Residential Collateral Trust
5.135% due 10/25/2031 •		75	74

Argent Securities Trust
4.615% due 07/25/2036 •		1,171	315

Asset-Backed Securities Corp. Home Equity Loan Trust
4.515% due 05/25/2037 ~		33	24

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •		30	30

Credit-Based Asset Servicing & Securitization Trust
3.376% due 01/25/2037 ~		244	72
4.555% due 11/25/2036 ~		27	12

Home Equity Asset Trust
5.035% due 11/25/2032 •		1	1

HSI Asset Securitization Corp. Trust
4.535% due 10/25/2036 •		21	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
4.995% due 10/25/2034 ~	$25	$25

Merrill Lynch Mortgage Investors Trust
4.595% due 09/25/2037 •	22	4

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 05/25/2037 •	35	31
4.535% due 11/25/2036 •	5,232	2,607

Soundview Home Loan Trust
4.555% due 11/25/2036 ~	219	60

Structured Asset Securities Corp. Mortgage Loan Trust
5.937% due 04/25/2035 •	1	1

Washington Mutual Asset-Backed Certificates Trust
4.343% due 10/25/2036 •	21	7

		3,471

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Bear Stearns ALT-A Trust
4.770% due 08/25/2036 •	19	12
5.449% due 01/25/2036 ~	234	221

Citigroup Mortgage Loan Trust
6.210% due 08/25/2035 •	5	5

Countrywide Alternative Loan Trust
4.614% due 02/20/2047 ~	2,486	1,999
4.755% due 02/25/2047 •	50	48
4.854% due 03/20/2046 ~	200	173
4.955% due 12/25/2035 •	22	20
4.995% due 12/25/2035 •	139	126
4.995% due 02/25/2037 •	60	51
5.035% due 08/25/2035 •	159	150
5.035% due 12/25/2035 •	562	430
5.135% due 09/25/2035 •	522	471

Countrywide Home Loan Mortgage Pass-Through Trust
4.895% due 05/25/2035 ~	63	55
5.015% due 03/25/2035 •	244	213
5.015% due 04/25/2035 ~	1	1
5.035% due 03/25/2035 •	29	17
5.075% due 03/25/2035 ~	1,278	1,177
5.095% due 02/25/2035 ~	5	5
5.195% due 09/25/2034 •	3	2

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.535% due 10/25/2036 •	1	1

Downey Savings & Loan Association Mortgage Loan Trust
4.851% due 03/19/2045 •	95	90
4.951% due 08/19/2045 ~	72	64
5.091% due 09/19/2045 •	931	487

GreenPoint Mortgage Funding Trust
4.895% due 06/25/2045 ~	589	465

HarborView Mortgage Loan Trust
4.911% due 06/19/2035 ~	81	79
4.911% due 01/19/2036 ~	9	9
4.911% due 03/19/2036 •	626	573
4.931% due 01/19/2036 •	1,120	730
5.051% due 11/19/2035 ~	58	38
5.091% due 09/19/2035 •	8	5
5.114% due 06/20/2035 ~	27	26

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.416% due 10/25/2035 ~	8	7

Residential Accredit Loans, Inc. Trust
4.855% due 04/25/2046 •	117	30

Sequoia Mortgage Trust
5.131% due 10/19/2026 ~	1	1
5.134% due 07/20/2033 •	128	127
5.366% due 10/20/2034 •	100	90

Structured Asset Mortgage Investments Trust
5.011% due 07/19/2034 •	1	1

Thornburg Mortgage Securities Trust
4.975% due 03/25/2044 •	19	19

WaMu Mortgage Pass-Through Certificates Trust
4.174% due 12/25/2046 •	51	44
4.194% due 02/27/2034 ~	2	2
5.015% due 10/25/2045 •	7	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.055% due 01/25/2045 ~		$3	$3
5.075% due 01/25/2045 ~		5	5
5.075% due 07/25/2045 •		4	4
5.835% due 11/25/2042 •		1	1
6.035% due 08/25/2042 •		3	3
6.135% due 10/25/2046 •		15	14
6.135% due 11/25/2046 ~		199	176

			8,278

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
4.586% due 03/25/2034 •		1	1
4.804% due 09/25/2042 •		12	12
6.000% due 07/25/2044		7	7
6.010% due 12/01/2034 •		1	1
6.633% due 12/01/2030 •		1	1
7.041% due 11/01/2034 •		5	5

Freddie Mac
4.585% due 09/25/2035 •		463	455
4.734% due 09/25/2031 •		5	5
5.835% due 10/25/2044 - 02/25/2045 •		35	33
6.035% due 07/25/2044 •		7	6
6.500% due 07/15/2028		31	31
7.296% due 10/01/2036 •		7	8

Ginnie Mae
4.875% due 04/20/2026 - 05/20/2026 •		2	3
5.000% due 04/20/2030 - 06/20/2030 •		85	85
6.000% due 08/20/2034		131	133

			786

Total United States (Cost $18,408)			12,535

		SHARES
SHORT-TERM INSTRUMENTS 9.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (c)		262,637	263

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (d) 4.8%
			24,600

JAPAN TREASURY BILLS 2.1%
(204.897)% due 05/12/2025 (a)(b)	JPY	1,600,000	10,663

U.S. TREASURY BILLS 2.1%
4.305% due 04/10/2025 - 06/05/2025 (a)(b)(g)		$11,082	11,026

Total Short-Term Instruments (Cost $46,459)			46,552

Total Investments in Securities (Cost $299,366)			291,810

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	181

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 33.5%

SHORT-TERM INSTRUMENTS 33.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.5%

PIMCO Short-Term Floating NAV Portfolio III	17,798,027	$173,246

Total Short-Term Instruments (Cost $173,179)		173,246

Total Investments in Affiliates (Cost $173,179)		173,246

Total Investments 89.9% (Cost $472,545)		$465,056

Financial Derivative Instruments (e)(f) (0.9)% (Cost or Premiums, net $(7,170))		(4,614)

Other Assets and Liabilities, net 11.0%		57,082

Net Assets 100.0%		$517,524

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$24,600	U.S. Treasury Notes 2.750% due 04/30/2027	$(25,078)	$24,600	$24,603

Total Repurchase Agreements						$(25,078)	$24,600	$24,603

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$24,603	$0	$0	$24,603	$(25,078)	$(475)

Total Borrowings and Other Financing Transactions	$24,603	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	968	$83,511	$1,244	$80	$0
Long Gilt June Futures	06/2025	161	19,069	(116)	206	0

				$1,128	$286	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	19	$(2,420)	$22	$1	$(5)
Euro-Bund June Futures	06/2025	664	(92,498)	2,213	7	(352)

				$2,235	$8	$(357)

Total Futures Contracts				$3,363	$294	$(357)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	31,600	$(870)	$(66)	$(936)	$138	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		3,700	443	96	539	0	(60)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	31,900	(9)	(167)	(176)	82	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034	EUR	3,300	(9)	(72)	(81)	14	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	2,281	1,282	133	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	50,600	(941)	1,614	673	220	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		25,400	(412)	729	317	117	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		81,700	477	478	955	403	0
Pay(1)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	137,400	(959)	498	(461)	111	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		32,200	0	244	244	0	(52)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		4,200	(6)	29	23	0	(8)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		11,400	181	(83)	98	0	(25)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		4,000	(10)	(74)	(84)	16	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		4,100	(11)	(61)	(72)	17	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		3,900	(11)	(3)	(14)	16	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		3,700	(9)	(36)	(45)	15	0
Pay(1)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		3,900	(10)	(59)	(69)	0	(69)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		188,580	(6,144)	(1,411)	(7,555)	798	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		110,200	4,548	4,433	8,981	0	(868)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	82,700	(666)	(2,900)	(3,566)	0	(69)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		15,600	130	(312)	(182)	0	(32)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		22,000	(88)	(237)	(325)	0	(45)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		15,700	(13)	(298)	(311)	0	(32)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		56,200	(1,663)	(1,769)	(3,432)	0	(128)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		53,900	100	(1,016)	(916)	0	(46)

Total Swap Agreements							$(6,951)	$1,838	$(5,113)	$2,080	$(1,434)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$294	$2,080	$2,374	$0	$(357)	$(1,434)	$(1,791)

Cash of $17,274 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	183

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	29,412		$195	$0	$(1)
	04/2025		$339	AUD	536	0	(4)
	04/2025		132	JPY	19,859	1	0
	05/2025	AUD	536		$339	4	0
	05/2025	JPY	13,483		90	0	(1)
	05/2025		$141	JPY	21,226	1	0

BOA	04/2025	DKK	25,000		$3,686	63	0
	04/2025		$2,556	EUR	2,367	3	0

BPS	04/2025	EUR	35,547		$37,284	0	(1,153)
	04/2025	JPY	87,415		586	3	0
	04/2025		$605	CAD	865	0	(4)
	04/2025		321	JPY	47,914	0	(2)
	04/2025		1	TWD	27	0	0
	05/2025	JPY	4,812		$32	0	0
	05/2025		$402	EUR	373	2	0
	05/2025		51	JPY	7,576	0	0

BRC	04/2025	DKK	5,378		$751	0	(28)
	04/2025	JPY	2,880,000		18,597	0	(661)

BSH	04/2025	AUD	3,503		2,219	31	0
	04/2025		$859	JPY	129,011	1	0
	05/2025	JPY	128,576		$859	0	(1)

CBK	04/2025	DKK	8,747		1,231	0	(37)
	04/2025	EUR	7,191		7,771	0	(5)
	04/2025		$94,636	CAD	134,803	0	(957)
	04/2025		1,398	EUR	1,289	1	(6)
	04/2025		1	TWD	28	0	0
	05/2025	CAD	134,607		$94,636	956	0

DUB	04/2025		135,421		94,104	29	(34)
	04/2025	NZD	2,040		1,172	14	0
	04/2025		$1,355	DKK	9,387	6	0
	04/2025		1,165	NZD	2,040	0	(7)
	05/2025	DKK	9,369		$1,355	0	(6)
	05/2025	JPY	4,800,000		31,470	0	(658)
	05/2025		$1,173	NZD	2,040	0	(14)

FAR	04/2025	DKK	13,894		$1,958	0	(55)
	04/2025	JPY	207,156		1,380	2	(4)
	04/2025		$1,284	AUD	2,055	4	(4)
	04/2025		937	JPY	140,607	2	(2)
	05/2025	JPY	91,988		$613	0	(2)
	05/2025		$965	JPY	144,754	4	0

IND	04/2025		2,622	DKK	18,131	6	0
	05/2025	DKK	18,098		$2,622	0	(6)

JPM	04/2025		10,000		1,473	23	0
	04/2025	JPY	6,511,219		43,725	311	(2)
	04/2025		$399	CAD	574	0	0
	04/2025		39,360	EUR	36,508	116	0
	04/2025		536	JPY	80,283	1	(2)
	05/2025	EUR	35,590		$38,450	0	(96)
	05/2025	JPY	28,346		188	0	(1)
	05/2025		$4,154	DKK	28,565	0	(6)
	05/2025		43,449	JPY	6,444,626	2	(309)
	06/2025	MXN	4,109		$199	0	0
	08/2025		$10	CNH	72	0	0

MBC	04/2025	CAD	823		$575	3	0
	04/2025	DKK	53,300		7,868	143	0
	04/2025		$568	AUD	912	2	0
	04/2025		73	DKK	500	0	0
	04/2025		2,802	EUR	2,574	4	(23)
	04/2025		562	JPY	83,600	0	(5)
	04/2025		1	TWD	42	0	0
	05/2025	DKK	499		$73	0	0
	05/2025	JPY	1,596		11	0	0
	05/2025		$575	CAD	821	0	(3)

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RYL	04/2025		$19,242	JPY	2,880,000	$15	$0

SCX	04/2025	GBP	4,719		$6,093	0	(3)
	04/2025	JPY	11,732		78	0	0
	04/2025		$49	JPY	7,452	0	0
	04/2025		1	TWD	22	0	0
	05/2025	JPY	3,207,427		$21,368	0	(112)
	05/2025		$95	JPY	14,210	0	0

SSB	04/2025	GBP	24,357		$30,831	0	(631)
	04/2025		$37,600	GBP	29,076	0	(42)
	05/2025	GBP	29,076		$37,597	41	0

UAG	04/2025	JPY	7,060,874		45,108	3	(1,996)
	04/2025		$4,600	JPY	690,000	3	0

Total Forward Foreign Currency Contracts						$1,800	$(6,883)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	5,900	$(12)	$(15)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	5,900	(12)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	4,000	(14)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	4,000	(14)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	3,900	(15)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	3,900	(15)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	3,800	(13)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	3,800	(14)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	3,900	(13)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	3,900	(13)	(18)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	5,300	(9)	(17)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	5,300	(9)	(4)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	3,800	(14)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	3,800	(14)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	5,000	(19)	(14)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	5,000	(19)	(6)

Total Written Options							$(219)	$(114)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$6	$0	$0	$6	$(6)	$0	$0	$(6)	$0	$0	$0
BOA	66	0	0	66	0	0	0	0	66	(130)	(64)
BPS	5	0	0	5	(1,159)	(15)	0	(1,174)	(1,169)	1,070	(99)
BRC	0	0	0	0	(689)	(54)	0	(743)	(743)	720	(23)
BSH	32	0	0	32	(1)	0	0	(1)	31	0	31
CBK	957	0	0	957	(1,005)	(21)	0	(1,026)	(69)	92	23
DUB	49	0	0	49	(719)	0	0	(719)	(670)	1,100	430
FAR	12	0	0	12	(67)	0	0	(67)	(55)	0	(55)
IND	6	0	0	6	(6)	0	0	(6)	0	0	0
JPM	453	0	0	453	(416)	0	0	(416)	37	(53)	(16)
MBC	152	0	0	152	(31)	0	0	(31)	121	(140)	(19)
MYC	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
NGF	0	0	0	0	0	(20)	0	(20)	(20)	0	(20)
RYL	15	0	0	15	0	0	0	0	15	0	15
SCX	0	0	0	0	(115)	0	0	(115)	(115)	0	(115)
SSB	41	0	0	41	(673)	0	0	(673)	(632)	646	14
UAG	6	0	0	6	(1,996)	0	0	(1,996)	(1,990)	1,844	(146)

Total Over the Counter	$1,800	$0	$0	$1,800	$(6,883)	$(114)	$0	$(6,997)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	185

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

(g)

Securities with an aggregate market value of $5,472 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$294	$294
Swap Agreements	0	0	0	0	2,080	2,080

	$0	$0	$0	$0	$2,374	$2,374

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,800	$0	$1,800

	$0	$0	$0	$1,800	$2,374	$4,174

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$357	$357
Swap Agreements	0	0	0	0	1,434	1,434

	$0	$0	$0	$0	$1,791	$1,791

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,883	$0	$6,883
Written Options	0	0	0	0	114	114

	$0	$0	$0	$6,883	$114	$6,997

	$0	$0	$0	$6,883	$1,905	$8,788

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$244	$244
Futures	0	0	0	0	3,985	3,985
Swap Agreements	0	0	0	0	20,884	20,884

	$0	$0	$0	$0	$25,113	$25,113

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,299	$0	$18,299
Purchased Options	0	0	0	0	170	170
Written Options	0	0	0	0	1,398	1,398

	$0	$0	$0	$18,299	$1,568	$19,867

	$0	$0	$0	$18,299	$26,681	$44,980

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,092	$4,092
Swap Agreements	0	0	0	0	(17,571)	(17,571)

	$0	$0	$0	$0	$(13,479)	$(13,479)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,065)	$0	$(7,065)
Written Options	0	0	0	0	105	105

	$0	$0	$0	$(7,065)	$105	$(6,960)

	$0	$0	$0	$(7,065)	$(13,374)	$(20,439)

186	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$92,896	$0	$92,896
Denmark
Corporate Bonds & Notes	0	16,711	0	16,711
Japan
Sovereign Issues	0	51,409	0	51,409
Supranational
Corporate Bonds & Notes	0	35,350	0	35,350
United Kingdom
Sovereign Issues	0	36,357	0	36,357
United States
Asset-Backed Securities	0	3,471	0	3,471
Non-Agency Mortgage-Backed Securities	0	8,278	0	8,278
U.S. Government Agencies	0	786	0	786
Short-Term Instruments
Mutual Funds	0	263	0	263
Repurchase Agreements	0	24,600	0	24,600
Japan Treasury Bills	0	10,663	0	10,663
U.S. Treasury Bills	0	11,026	0	11,026

	$0	$291,810	$0	$291,810

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$173,246	$0	$0	$173,246

Total Investments	$173,246	$291,810	$0	$465,056

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	294	2,080	0	2,374
Over the counter	0	1,800	0	1,800

	$294	$3,880	$0	$4,174

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(357)	(1,434)	0	(1,791)
Over the counter	0	(6,997)	0	(6,997)

	$(357)	$(8,431)	$0	$(8,788)

Total Financial Derivative Instruments	$(63)	$(4,551)	$0	$(4,614)

Totals	$173,183	$287,259	$0	$460,442

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	187

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.7%

CORPORATE BONDS & NOTES 56.1%

BANKING & FINANCE 37.9%

ABN AMRO Bank NV
5.360% due 12/03/2028 ~		$30,075	$	30,128
5.360% due 12/03/2028 •		850		852
6.140% due 09/18/2027 •		4,100		4,169
6.575% due 10/13/2026 •		6,200		6,262

AerCap Ireland Capital DAC
1.750% due 01/30/2026		10,534		10,288
4.450% due 10/01/2025		761		760
6.500% due 07/15/2025		8,533		8,558

Aircastle Ltd.
5.250% due 08/11/2025		131		131

Ally Financial, Inc.
5.800% due 05/01/2025		1,780		1,781

American Express Co.
5.011% due 11/04/2026 ~		1,300		1,303
5.331% due 07/28/2027 ~		3,336		3,356
5.645% due 04/23/2027 •		6,600		6,676

American Honda Finance Corp.
4.762% due 06/13/2025 ~		800		801
5.140% due 04/23/2025 •		12,468		12,473
5.145% due 10/03/2025 ~		1,110		1,112

American Tower Corp.
1.300% due 09/15/2025		3,606		3,553
4.000% due 06/01/2025		31,033		30,988

Aon Global Ltd.
3.875% due 12/15/2025		2,790		2,781

Athene Global Funding
1.608% due 06/29/2026		901		869
5.106% due 07/16/2026 •		42,000		42,025
5.180% due 01/07/2027 ~		1,500		1,503
5.209% due 05/08/2026 •		10,152		10,176
5.388% due 08/27/2026 •		2,900		2,912
5.388% due 08/27/2026 ~		19,140		19,217
5.573% due 03/25/2027 ~		199		200

Australia & New Zealand Banking Group Ltd.
4.996% due 10/03/2025 ~		6,200		6,217
5.106% due 07/03/2025 •		2,700		2,704

Aviation Capital Group LLC
1.950% due 01/30/2026		6,764		6,607
1.950% due 09/20/2026		7,000		6,725
4.125% due 08/01/2025		7,710		7,684
4.875% due 10/01/2025		3,494		3,493

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		29,064		28,382
2.528% due 11/18/2027		3,400		3,184
4.250% due 04/15/2026		5,700		5,670
4.375% due 05/01/2026		2,100		2,088
5.500% due 01/15/2026		9,087		9,126

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •		7,000		7,033

Bank of America Corp.
1.197% due 10/24/2026 •		9,000		8,830
1.319% due 06/19/2026 •		2,641		2,622
3.384% due 04/02/2026 •		23,745		23,744

Bank of Montreal
5.238% due 09/10/2027 •		10,600		10,638

Bank of Nova Scotia
4.905% due 03/02/2026 •		2,375		2,379
5.190% due 10/27/2025 ~	AUD	29,000		18,178
5.254% due 04/11/2025 •		$2,100		2,101

Bank of Queensland Ltd.
5.249% due 05/14/2025 ~	AUD	46,600		29,143
5.394% due 10/29/2025 ~		5,500		3,447

Banque Federative du Credit Mutuel SA
5.199% due 05/24/2027 ~		2,000		1,252
5.490% due 01/23/2027 ~		$3,700		3,732
5.754% due 07/13/2026 ~		6,500		6,572
5.896% due 07/13/2026		7,700		7,826

Barclays PLC
2.852% due 05/07/2026 •		6,400		6,387
4.375% due 01/12/2026		26,055		26,013

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.304% due 08/09/2026 •		$3,500	$	3,507

BNP Paribas SA
1.323% due 01/13/2027 •		500		487
2.219% due 06/09/2026 •		42,630		42,421

BPCE SA
1.652% due 10/06/2026 •		15,000		14,755
5.320% due 09/25/2025 •		8,444		8,471
5.475% due 09/29/2025 ~	AUD	6,250		3,920
5.717% due 06/05/2025 ~		6,100		3,818
5.975% due 01/18/2027 ~		$1,050		1,060
5.975% due 01/18/2027 •		1,400		1,413

Brighthouse Financial Global Funding
1.550% due 05/24/2026		3,000		2,894
5.550% due 04/09/2027		1,657		1,679

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		20,000		20,490
5.074% due 01/13/2028 •		1,600		1,600
5.132% due 04/21/2026 •	AUD	24,490		15,354
5.575% due 10/02/2026 ~		$1,000		1,011

Citibank NA
4.951% due 04/30/2026 ~		400		402

Citigroup Global Markets Holdings, Inc.
4.820% due 01/20/2026 ~		19,000		18,984

Citigroup, Inc.
1.122% due 01/28/2027 ~		10,900		10,588
3.106% due 04/08/2026 •		47,115		47,100

Commonwealth Bank of Australia
4.752% due 07/07/2025 ~		200		200

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		6,250		6,057
1.980% due 12/15/2027 •		4,100		3,922
4.978% due 08/28/2026 ~		4,700		4,718
5.062% due 01/09/2026 ~		41,500		41,664
5.068% due 03/05/2027 •		2,640		2,651

Corebridge Financial, Inc.
3.500% due 04/04/2025		9,982		9,981

Corebridge Global Funding
0.900% due 09/22/2025		17,602		17,299
5.663% due 09/25/2026 ~		163		165
5.750% due 07/02/2026		8,000		8,121

Credit Agricole SA
1.247% due 01/26/2027 •		20,102		19,555
5.229% due 03/11/2027 •		2,220		2,230
5.641% due 07/05/2026 ~		1,000		1,009

Crown Castle, Inc.
1.350% due 07/15/2025		15,000		14,864
4.450% due 02/15/2026		1,167		1,164

Danske Bank AS
1.621% due 09/11/2026 •		7,500		7,400
6.259% due 09/22/2026 •		2,985		3,006

DBS Group Holdings Ltd.
4.976% due 03/21/2028 ~		20,400		20,447

Deutsche Bank AG
2.129% due 11/24/2026 •		25,845		25,384
4.100% due 01/13/2026		1,924		1,916
6.119% due 07/14/2026 •		43,553		43,697

Dexus Wholesale Property Fund
4.750% due 06/16/2025	AUD	3,000		1,873

DNB Bank ASA
1.127% due 09/16/2026 •		$2,500		2,460
5.896% due 10/09/2026 •		1,700		1,710

Equitable Financial Life Global Funding
4.600% due 04/01/2027 (a)		9,500		9,516
4.875% due 11/19/2027		6,100		6,136

F&G Global Funding
5.150% due 07/07/2025		2,400		2,400
5.875% due 01/16/2030		2,600		2,647

Federation des Caisses Desjardins du Quebec
4.991% due 01/27/2027 ~		25,000		25,011

Ford Motor Credit Co. LLC
4.134% due 08/04/2025		11,876		11,809
4.389% due 01/08/2026		2,650		2,635
4.687% due 06/09/2025		5,016		5,009
5.125% due 06/16/2025		17,625		17,614
6.950% due 03/06/2026		4,046		4,091

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

GA Global Funding Trust
1.625% due 01/15/2026		$7,466	$	7,283
3.850% due 04/11/2025		24,975		24,968
4.400% due 09/23/2027		12,400		12,330
5.714% due 04/11/2025 ~		8,200		8,202

General Motors Financial Co., Inc.
2.750% due 06/20/2025		2,204		2,194
3.800% due 04/07/2025		8,000		7,998
4.350% due 04/09/2025		11,326		11,324
5.405% due 07/15/2027 ~		8,100		8,099
5.650% due 04/07/2025 •		1,672		1,672

Goldman Sachs Bank USA
5.109% due 05/21/2027 ~		5,400		5,418
5.130% due 03/18/2027 •		3,200		3,207

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		10,092		9,789
1.542% due 09/10/2027 •		3,416		3,269
1.948% due 10/21/2027 •		2,000		1,919
5.148% due 12/09/2026 •		1,000		1,002
5.168% due 03/09/2027 ~		1,457		1,461
5.178% due 09/10/2027 •		3,940		3,949
5.479% due 02/24/2028 •		4,000		4,035
5.755% (US0003M + 1.170%) due 05/15/2026 ~		27,455		27,492
5.798% due 08/10/2026 •		14,541		14,601
6.208% due 03/15/2028 •		3,305		3,375

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		7,185		7,085

HAT Holdings LLC
3.375% due 06/15/2026		440		427

HSBC Holdings PLC
2.099% due 06/04/2026 •		2,500		2,488
4.292% due 09/12/2026 •		3,550		3,542
5.887% due 08/14/2027 •		4,159		4,225
5.929% due 08/14/2027 •		5,700		5,775
5.940% (US0003M + 1.380%) due 09/12/2026 ~		5,990		6,027

ING Bank Australia Ltd.
5.090% due 12/08/2025 ~	AUD	25,350		15,906

ING Groep NV
1.400% due 07/01/2026 •		$6,189		6,139
1.400% due 07/01/2026 ~		1,000		992
5.374% due 04/01/2027 •		8,000		8,036

Intesa Sanpaolo SpA
7.000% due 11/21/2025		2,000		2,026

Jackson National Life Global Funding
4.900% due 01/13/2027		7,550		7,585
5.500% due 01/09/2026		8,400		8,448
5.600% due 04/10/2026		3,500		3,533

John Deere Capital Corp.
4.836% due 10/22/2025 ~		600		601

JPMorgan Chase & Co.
1.045% due 11/19/2026 •		3,400		3,326
1.578% due 04/22/2027 •		12,913		12,524
3.960% due 01/29/2027 •		12,254		12,195
5.278% due 04/22/2028 •		36,822		37,085
5.681% due 04/26/2026 •		6,261		6,268

Lloyds Banking Group PLC
5.419% due 11/26/2028 ~		20,900		20,951
5.940% due 01/05/2028 •		6,600		6,684

Metropolitan Life Global Funding
4.615% due 12/01/2025 •	AUD	40,420		25,238

Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/2026 •		$400		400
5.541% due 04/17/2026 •		4,700		4,701
5.797% due 04/17/2026 •		1,700		1,701

Mizuho Bank Ltd.
4.965% due 09/14/2026 ~	AUD	2,200		1,381
4.989% due 02/23/2026 ~		22,600		14,172
5.009% due 08/22/2025 ~		6,000		3,756

Mizuho Financial Group, Inc.
5.329% due 05/22/2026 •		$2,500		2,503
5.448% due 05/13/2031 ~		7,500		7,535

Morgan Stanley
2.188% due 04/28/2026 •		16,200		16,168
5.050% due 01/28/2027 •		11,000		11,040

188	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Morgan Stanley Bank NA
5.016% due 01/12/2029 •		$7,000	$	7,085
5.040% due 10/15/2027 ~		46,850		46,944
5.136% due 07/16/2025 •		3,595		3,599

MUFG Bank Ltd.
5.044% due 02/17/2026 ~	AUD	39,200		24,584

National Australia Bank Ltd.
5.127% due 05/13/2025 ~		$700		700

National Bank of Canada
5.263% due 03/25/2027 ~		9,325		9,351

NatWest Markets PLC
5.055% due 08/12/2025	AUD	50,950		31,891
5.124% due 09/29/2026 ~		$6,087		6,108

New York Life Global Funding
4.768% due 02/05/2027 ~		10,000		9,991
4.936% due 01/16/2026 •		12,300		12,334
5.061% due 10/24/2025 ~		15,000		15,031

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		26,510		25,182
2.000% due 03/09/2026		4,000		3,855

Nomura Holdings, Inc.
1.653% due 07/14/2026		2,000		1,925
1.851% due 07/16/2025		7,438		7,379
5.099% due 07/03/2025		2,000		2,001
5.709% due 01/09/2026		2,023		2,038

Nordea Bank Abp
5.101% due 03/19/2027 ~		10,600		10,643

Nordic Investment Bank
5.358% due 05/27/2025 ~		7,000		7,009

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	516,100		74,801

Oversea-Chinese Banking Corp. Ltd.
4.949% due 05/18/2026 ~	AUD	19,000		11,914

Pacific Life Global Funding
4.961% due 01/27/2028 ~		$29,000		29,061
4.980% due 06/04/2026 •		1,600		1,605

PNC Bank NA
4.855% due 01/15/2027 •		24,600		24,637

Public Storage Operating Co.
4.961% due 07/25/2025 ~		4,400		4,405

Royal Bank of Canada
4.821% due 08/03/2026 ~		26,500		26,512
4.951% due 11/02/2026 •		600		601
5.150% due 07/23/2027 ~		8,000		8,022
5.184% due 03/27/2028 ~		7,325		7,328
5.191% due 01/24/2029 ~		8,700		8,695
5.194% due 04/14/2025 •		400		400
5.217% due 10/18/2028 ~		2,292		2,300

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		38,971		38,448
4.858% due 09/11/2030 •		5,000		4,954

SBA Tower Trust
4.831% due 10/15/2029		10,000		9,926

Shinhan Bank Co. Ltd.
1.183% due 09/29/2025	AUD	600		369
6.119% due 11/16/2025 ~		23,780		14,993

Skandinaviska Enskilda Banken AB
5.248% due 03/05/2027 ~		$18,866		19,044

Societe Generale SA
4.351% due 06/13/2025		1,100		1,099

Standard Chartered PLC
1.456% due 01/14/2027 •		16,736		16,319
4.300% due 02/19/2027		5,500		5,450

Sumitomo Mitsui Banking Corp.
4.997% due 02/20/2026 ~	AUD	33,500		21,007
5.340% due 07/28/2026 ~		5,000		3,147

Sumitomo Mitsui Financial Group, Inc.
5.234% due 01/14/2027 •		$20,400		20,553
5.654% due 07/13/2026 •		5,160		5,216
5.784% due 01/13/2026 ~		15,113		15,248

Sumitomo Mitsui Trust Bank Ltd.
5.364% due 03/13/2030 ~		7,000		7,054
5.492% due 03/09/2026 •		2,655		2,673
5.524% due 09/14/2026 •		15,650		15,799

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.650% due 09/14/2026		$4,892	$	4,972

Svenska Handelsbanken AB
4.566% due 03/04/2026 ~	AUD	5,200		3,248

Swedbank AB
5.337% due 09/20/2027		$34,955		35,524
6.136% due 09/12/2026		14,400		14,742

Synchrony Bank
5.400% due 08/22/2025		6,500		6,509

Toronto-Dominion Bank
4.500% due 07/28/2025	AUD	2,845		1,778
4.764% due 03/17/2026 ~		2,500		1,561
4.814% due 03/16/2026 ~		7,500		4,698
4.833% due 10/10/2025 •		$4,000		4,005
5.378% due 06/06/2025 •		300		300

Toyota Motor Credit Corp.
5.249% due 05/18/2026 ~		3,500		3,517

UBS AG
4.617% due 02/26/2026 ~	AUD	7,000		4,374
5.125% due 07/30/2025 ~		17,200		10,762
5.504% due 05/12/2026 ~		23,800		14,999

UBS Group AG
1.364% due 01/30/2027 •		$2,000		1,947
2.193% due 06/05/2026 ~		500		498
5.711% due 01/12/2027 •		1,500		1,512
5.938% due 05/12/2026 ~		25,000		25,032
6.373% due 07/15/2026 •		5,593		5,616

United Overseas Bank Ltd.
4.844% due 03/16/2026 •	AUD	10,500		6,579
4.963% due 04/02/2028 ~(a)		$24,900		24,898

Ventas Realty LP
4.125% due 01/15/2026		1,600		1,592

VICI Properties LP
4.375% due 05/15/2025		11,761		11,769

Vicinity Centres Trust
2.600% due 06/27/2025	AUD	2,530		1,574

Wells Fargo & Co.
2.188% due 04/30/2026 •		$8,800		8,782
3.908% due 04/25/2026 •		27,103		27,085
5.141% due 01/24/2028 ~		3,000		3,010

Weyerhaeuser Co.
4.750% due 05/15/2026		24,200		24,242

Woori Bank
5.221% due 06/20/2025 ~	AUD	1,500		938

				2,292,309

INDUSTRIALS 13.3%

7-Eleven, Inc.
0.950% due 02/10/2026		$1,445		1,399

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		2,925		2,943

Arrow Electronics, Inc.
4.000% due 04/01/2025		15,238		15,238

BAT International Finance PLC
1.668% due 03/25/2026		4,674		4,540
3.950% due 06/15/2025		2,270		2,265

Bayer U.S. Finance LLC
4.250% due 12/15/2025		61,531		61,264
4.375% due 12/15/2028		1,500		1,462
5.500% due 08/15/2025		700		701

Berry Global, Inc.
1.570% due 01/15/2026		22,359		21,797
4.875% due 07/15/2026		21,270		21,269

BMW U.S. Capital LLC
5.141% due 03/19/2027 ~		3,200		3,196
5.281% due 03/21/2028 ~		8,300		8,293

Boeing Co.
2.196% due 02/04/2026		8,772		8,584
2.250% due 06/15/2026		983		953
2.600% due 10/30/2025		10,404		10,275
2.750% due 02/01/2026		20,000		19,650
7.250% due 06/15/2025		5,141		5,164

Canadian Natural Resources Ltd.
2.050% due 07/15/2025		3,094		3,071
5.000% due 12/15/2029		3,900		3,899

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

CDW LLC
4.125% due 05/01/2025		$1,373	$	1,374

Cigna Group
4.500% due 02/25/2026		1,700		1,700

Conagra Brands, Inc.
4.600% due 11/01/2025		16,418		16,402

Cox Communications, Inc.
3.350% due 09/15/2026		3,814		3,747

Delta Air Lines, Inc.
7.000% due 05/01/2025		3,196		3,200

DR Horton, Inc.
1.300% due 10/15/2026		6,000		5,714

Elevance Health, Inc.
4.750% due 02/15/2030		5,200		5,229

Enbridge Energy Partners LP
5.875% due 10/15/2025		3,451		3,465

Energy Transfer LP
2.900% due 05/15/2025		30,455		30,385
4.750% due 01/15/2026		1,000		1,000
5.950% due 12/01/2025		1,530		1,537

ERAC USA Finance LLC
3.800% due 11/01/2025		800		795

Flex Ltd.
3.750% due 02/01/2026		32,673		32,390
4.750% due 06/15/2025		8,400		8,394

Fox Corp.
3.050% due 04/07/2025		7,527		7,526

General Motors Co.
4.000% due 04/01/2025		1,800		1,800
6.125% due 10/01/2025		1,625		1,633

Gilead Sciences, Inc.
1.200% due 10/01/2027		2,000		1,854

Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		5,130		5,109
3.500% due 07/28/2025		17,788		17,684

HCA, Inc.
5.232% due 03/01/2028 ~		3,000		3,019
5.250% due 04/15/2025		24,372		24,374

Home Depot, Inc.
4.690% due 12/24/2025 •		200		200

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		17,100		17,086

Hyundai Capital America
3.500% due 11/02/2026		2,286		2,245
5.250% due 01/08/2027		4,821		4,860
5.353% due 03/25/2027 ~		8,500		8,496
5.681% due 11/03/2025 ~		1,150		1,156
5.800% due 06/26/2025		7,716		7,732
5.848% due 01/08/2027 •		10,400		10,514

Illumina, Inc.
5.800% due 12/12/2025		13,832		13,932

Imperial Brands Finance PLC
3.500% due 07/26/2026		5,200		5,126
4.250% due 07/21/2025		567		566

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		7,900		7,756

Kraft Heinz Foods Co.
3.000% due 06/01/2026		4,339		4,263

Lonsdale Finance Pty. Ltd.
3.900% due 10/15/2025	AUD	10,330		6,430

Mercedes-Benz Finance North America LLC
4.991% due 07/31/2026 •		$17,575		17,585
5.021% due 01/09/2026 ~		34,710		34,767

Microchip Technology, Inc.
4.250% due 09/01/2025		9,611		9,600

MPLX LP
1.750% due 03/01/2026		13,071		12,732

NXP BV
2.700% due 05/01/2025		5,200		5,191

Oracle Corp.
2.500% due 04/01/2025		136		136

Otis Worldwide Corp.
2.056% due 04/05/2025		1,400		1,399

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	189

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Penske Truck Leasing Co. LP
1.200% due 11/15/2025		$6,000	$	5,865
4.000% due 07/15/2025		15,071		15,036

QatarEnergy
1.375% due 09/12/2026		3,900		3,731

Reynolds American, Inc.
4.450% due 06/12/2025		7,091		7,082

Rolls-Royce PLC
3.625% due 10/14/2025		8,100		8,071

Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025		18,623		18,602
3.625% due 04/28/2026		31,100		30,773

Synopsys, Inc.
4.650% due 04/01/2028		13,000		13,078

T-Mobile USA, Inc.
2.250% due 02/15/2026		2,384		2,337
3.500% due 04/15/2025		48,498		48,473

Toyota Finance Australia Ltd.
5.388% due 04/06/2026 ~	AUD	2,050		1,285

Uber Technologies, Inc.
6.250% due 01/15/2028		$8,279		8,343

VMware LLC
4.500% due 05/15/2025		14,000		13,991

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025		12,548		12,263
3.350% due 05/13/2025		3,870		3,863
4.625% due 11/13/2025		515		514
4.900% due 08/14/2026		5,583		5,591
5.190% due 03/20/2026 •		20,100		20,121
5.190% due 03/20/2026 ~		4,600		4,605
5.288% due 09/12/2025 •		5,965		5,975
5.288% due 09/12/2025 ~		90		90
5.400% due 03/20/2026		6,234		6,278
5.418% due 08/14/2026 ~		655		657
5.418% due 08/14/2026 •		2,560		2,567

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		12,800		12,749

Woodside Finance Ltd.
3.700% due 09/15/2026		5,000		4,940

Woolworths Group Ltd.
1.850% due 05/20/2025	AUD	700		436

Zoetis, Inc.
5.400% due 11/14/2025		$2,272		2,281

				805,663

UTILITIES 4.9%

American Electric Power Co., Inc.
1.000% due 11/01/2025		6,233		6,100
5.699% due 08/15/2025		5,800		5,821

AT&T, Inc.
4.000% due 11/25/2025 (f)	CAD	10,000		6,976

Avangrid, Inc.
3.200% due 04/15/2025		$24,077		24,058

Black Hills Corp.
3.950% due 01/15/2026		11,741		11,663

DTE Energy Co.
1.050% due 06/01/2025		5,000		4,967

Edison International
4.700% due 08/15/2025		6,850		6,851
4.950% due 04/15/2025		1,600		1,599

Enel Finance International NV
1.625% due 07/12/2026		4,980		4,796
4.500% due 06/15/2025		7,990		7,979
7.050% due 10/14/2025		8,387		8,466

Eversource Energy
0.800% due 08/15/2025		1,840		1,813

Georgia Power Co.
5.109% due 05/08/2025 ~		25,112		25,126

KT Corp.
4.000% due 08/08/2025		7,100		7,082

NextEra Energy Capital Holdings, Inc.
5.120% due 01/29/2026 ~		14,750		14,802

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

ONEOK, Inc.
2.200% due 09/15/2025		$2,100	$	2,076
4.150% due 06/01/2025		1,303		1,301
4.250% due 09/24/2027		8,300		8,228
5.850% due 01/15/2026		11,001		11,086

Optus Finance Pty. Ltd.
1.600% due 07/01/2025	AUD	1,500		930

Pacific Gas & Electric Co.
2.950% due 03/01/2026		$1,646		1,617
3.150% due 01/01/2026		30,102		29,718
3.450% due 07/01/2025		9,461		9,424
3.500% due 06/15/2025		300		299
4.950% due 06/08/2025		7,900		7,894
5.282% due 09/04/2025 •		29,700		29,705

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~		4,388		4,410

Plains All American Pipeline LP
4.650% due 10/15/2025		1,060		1,060

SA Global Sukuk Ltd.
1.602% due 06/17/2026		3,500		3,373

Southern California Edison Co.
1.200% due 02/01/2026		9,200		8,927
3.700% due 08/01/2025		5,854		5,834
4.400% due 09/06/2026		9,191		9,148
4.700% due 06/01/2027		900		899
4.900% due 06/01/2026		7,200		7,207
5.350% due 03/01/2026		12,600		12,655

Southern California Gas Co.
2.600% due 06/15/2026		1,195		1,170
				295,060

Total Corporate Bonds & Notes (Cost $3,398,238)				3,393,032

U.S. GOVERNMENT AGENCIES 14.7%

Fannie Mae
1.250% due 05/25/2043		4,354		3,974
1.375% due 12/25/2027		4,005		3,892
1.500% due 07/25/2032		2,648		2,578
1.750% due 06/25/2027 - 11/25/2031		3,819		3,748
2.500% due 01/25/2026 - 03/25/2044		214		210
2.750% due 02/25/2044		184		181
3.000% due 01/25/2032 - 02/25/2044		970		959
3.500% due 06/25/2048		3,895		3,708
4.743% due 03/25/2048 - 06/25/2048 •		6,399		6,312
4.754% due 01/25/2048 •		1,304		1,283
4.763% due 01/25/2045 •		2,089		2,034
4.793% due 10/25/2044 - 05/25/2058 •		31,366		30,977
4.816% due 12/25/2048 •		7,958		7,834
4.843% due 07/25/2044 - 09/25/2049 •		10,752		10,620
4.854% due 09/25/2043 - 07/25/2050 •		12,267		11,912
4.863% due 11/25/2046 •		1,263		1,236
4.883% due 12/25/2046 •		1,011		1,000
4.893% due 07/25/2046 •		11,695		11,604
4.904% due 07/25/2049 - 08/25/2049 •		18,805		18,383
4.954% due 12/25/2049 - 01/25/2050 •		7,151		6,993
5.129% due 01/25/2051 •		5,567		5,572
5.240% due 09/25/2054 •(h)		89,224		89,276
5.290% due 03/25/2055 •		2,772		2,780
5.440% due 12/25/2054 •		10,433		10,464
5.490% due 01/25/2055 - 03/25/2055 •		46,708		46,892
5.500% due 03/25/2055 •		17,889		17,987
5.540% due 12/25/2053 •		8,144		8,200
5.590% due 11/25/2053 - 02/25/2055 •		25,962		26,183
5.810% due 06/01/2031		5,600		5,878

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Freddie Mac
1.000% due 02/25/2042 - 09/15/2044		$39,795	$	34,324
1.500% due 03/15/2041 - 12/15/2042		5,162		4,694
2.500% due 10/25/2048		1,817		1,650
2.600% due 05/15/2043		12		12
2.745% due 01/25/2026		4,896		4,830
2.750% due 12/15/2041 - 03/15/2045		4,473		4,411
3.000% due 08/15/2031 - 10/15/2040		1,968		1,948
3.208% due 02/25/2026		5,134		5,086
4.750% due 02/28/2028		21,600		21,602
4.763% due 05/15/2038 •		1,846		1,875
4.773% due 05/15/2041 •		1,680		1,655
4.783% due 06/15/2040 •		1,635		1,591
4.793% due 12/15/2036 - 09/15/2044 •		88,222		87,030
4.843% due 01/15/2037 - 01/15/2040 •		1,726		1,703
4.863% due 06/15/2035 - 12/15/2046 •		8,647		8,522
4.883% due 11/15/2042 •		884		879
4.893% due 06/15/2036 - 05/15/2038 •		2,561		2,515
4.913% due 09/15/2048 - 08/15/2049 •		3,569		3,483
5.229% due 12/15/2050 •		10,446		10,380
5.280% due 11/25/2054 •		84,415		84,526
5.290% due 10/25/2054 - 03/25/2055 •		65,064		65,085
5.440% due 01/25/2055 •		22,185		22,262
5.490% due 05/25/2054 - 03/25/2055 •		64,131		64,469
5.540% due 12/25/2054 •		13,833		13,927

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,055		2,710
4.000% due 07/20/2049 •		1,049		979
4.734% due 03/20/2037 •		775		769
4.744% due 04/20/2037 •		597		590
4.837% due 02/20/2043 •		14,528		14,385
4.884% due 04/20/2049 •		4,549		4,462
4.893% due 06/20/2067 •		157		157
4.923% due 04/20/2061 •		137		137
5.123% due 04/20/2070 •		11,138		11,099
5.173% due 08/20/2067 •		896		898
5.244% due 07/20/2074 ~		21,571		21,791
5.246% due 08/20/2062 ~		315		315
5.444% due 05/20/2073 •		3,253		3,316
5.656% due 11/20/2067 •		693		700
6.111% due 09/20/2067 •		3,890		3,932
6.522% due 04/20/2067 •		1,988		2,003
6.717% due 07/20/2067 •		3,435		3,474
6.723% due 06/20/2067 •		1,967		1,986

Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035		24,564		23,554

Total U.S. Government Agencies (Cost $897,813)				888,386

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Inflation Protected Securities (e)
2.125% due 04/15/2029		18,791		19,352

Total U.S. Treasury Obligations (Cost $18,807)				19,352

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%

Ashford Hospitality Trust
5.392% due 04/15/2035 ~		1,986		1,978

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	18,508		23,961

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		$2,000		1,861

190	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •		$5,000	$	4,530

BSREP Commercial Mortgage Trust
5.384% due 08/15/2038 •		3,749		3,577

BX Trust
5.163% due 10/15/2036 •		12,216		12,123
5.333% due 10/15/2036 ~		37,600		37,522

Canada Square Funding PLC
6.659% due 12/17/2056 •	GBP	7,089		9,190

Classic RMBS Trust
1.433% due 11/15/2051	CAD	127		88

Commercial Mortgage Trust
3.373% due 10/10/2048		$39		39

Credit Suisse Commercial Mortgage Trust
5.501% due 06/15/2034 •		8,391		8,032

DROP Mortgage Trust
5.583% due 10/15/2043 •		25,400		24,178

Extended Stay America Trust
5.513% due 07/15/2038 ~		49,804		49,790

Finsbury Square Green PLC
5.109% due 12/16/2067 •	GBP	1,366		1,764

JP Morgan Chase Commercial Mortgage Securities Trust
5.444% due 06/15/2038 •		$9,000		8,803
5.484% due 04/15/2038 ~		8,126		8,114

Lehman XS Trust
4.975% due 12/25/2035 •		297		275

MFA Trust
1.131% due 07/25/2060 ~		15,727		14,251
1.381% due 04/25/2065 •		3,104		2,987

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 •		2,214		2,138

OBX Trust
5.988% due 01/25/2064 þ		4,992		5,039

RCKT Mortgage Trust
5.582% due 12/25/2044 þ		9,876		9,914

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 •		664		633

Taurus U.K. DAC
5.316% due 05/17/2031 •	GBP	15,784		20,339

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$9,301		8,888
2.900% due 10/25/2059 ~		3,913		3,735

Tower Bridge Funding PLC
5.248% due 12/20/2066 •	GBP	600		776

UWM Mortgage Trust
5.000% due 12/25/2051 ~		$10,424		9,738

VASA Trust
5.334% due 07/15/2039 ~		14,500		14,093

Verus Securitization Trust
1.262% due 10/25/2063 •		140		135
5.712% due 01/25/2069 þ		7,403		7,417

Total Non-Agency Mortgage-Backed Securities (Cost $304,368)				295,908

ASSET-BACKED SECURITIES 16.9%

AUTOMOBILE ABS OTHER 0.8%

BMW Vehicle Lease Trust
4.740% due 07/27/2026 ~		2,957		2,958

M&T Bank Auto Receivables Trust
4.849% due 05/15/2028 •		9,200		9,193

MBarc Credit Canada, Inc.
5.299% due 10/15/2026	CAD	26,133		18,265

Toyota Lease Owner Trust
4.784% due 02/22/2027 •		$10,623		10,632

Volkswagen Auto Lease Trust
4.814% due 12/21/2026 ~		8,166		8,156

				49,204

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
AUTOMOBILE SEQUENTIAL 4.1%

CarMax Auto Owner Trust
5.720% due 11/16/2026		$307	$	307

Carvana Auto Receivables Trust
4.550% due 05/10/2030		3,000		2,999
4.640% due 01/10/2030		2,000		2,006
5.500% due 08/10/2027		2,331		2,336

Chase Auto Owner Trust
4.400% due 11/26/2027		178		178
4.940% due 07/25/2029		5,300		5,348
5.250% due 09/27/2027		3,171		3,180
5.480% due 04/26/2027		2,734		2,741
5.680% due 01/25/2029		2,000		2,028

Citizens Auto Receivables Trust
5.430% due 10/15/2026		8,540		8,554

Enterprise Fleet Financing LLC
4.690% due 07/20/2027		10,000		10,014
5.760% due 10/22/2029		2,286		2,298

Fifth Third Auto Trust
5.800% due 11/16/2026		1,013		1,014

Ford Auto Securitization Trust
5.889% due 05/15/2026	CAD	18		13

Ford Credit Auto Owner Trust
5.400% due 04/15/2027		$15,909		15,967

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		25,000		25,043
5.180% due 06/22/2026		8,820		8,830

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		3,000		3,015
5.100% due 03/16/2029		7,000		7,073
5.450% due 06/16/2028		3,600		3,629

GM Financial Revolving Receivables Trust
4.980% due 12/11/2036		5,000		5,089

Hertz Vehicle Financing LLC
6.150% due 03/25/2030		5,000		5,187

Huntington Auto Trust
5.500% due 03/15/2027		4,105		4,114

Hyundai Auto Lease Securitization Trust
4.770% due 03/15/2027		12,648		12,670
5.850% due 03/16/2026		3,274		3,277

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		5,100		5,149

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		4,940		5,010
5.590% due 02/17/2032		7,061		7,086

Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026		2,693		2,693

Nissan Auto Lease Trust
4.920% due 11/15/2027		5,000		5,045

SBNA Auto Lease Trust
5.560% due 11/22/2027		11,300		11,410

SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028		4,400		4,404
5.350% due 06/21/2027		7,531		7,541
5.470% due 10/20/2028		4,000		4,032

Tesla Auto Lease Trust
5.370% due 06/22/2026		817		818

Toyota Lease Owner Trust
4.210% due 09/20/2027		5,000		4,983
4.580% due 07/20/2027		41,600		41,703
5.730% due 04/20/2026		2,718		2,720

Volkswagen Auto Lease Trust
5.870% due 01/20/2026		592		592

World Omni Auto Receivables Trust
4.430% due 12/17/2029		5,000		5,010
4.780% due 01/18/2028		2,099		2,100
5.150% due 11/15/2028		3,960		3,980

				251,186

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
CMBS OTHER 0.3%

BXMT Ltd.
6.334% due 11/15/2037 •		$8,856	$	8,814

GPMT Ltd.
5.784% due 12/15/2036 •		1,903		1,891

HERA Commercial Mortgage Ltd.
5.481% due 02/18/2038 ~		619		616

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •		847		846

MF1 Ltd.
6.134% due 12/15/2035 •		6,006		6,010

				18,177

CREDIT CARD BULLET 1.1%

American Express Credit Account Master Trust
5.230% due 09/15/2028		3,100		3,139

Bank of America Credit Card Trust
4.930% due 05/15/2029		11,000		11,151

CARDS Trust
4.630% due 03/17/2031 (a)		10,700		10,705

Golden Credit Card Trust
4.310% due 09/15/2027		22,000		21,974

Master Credit Card Trust
4.700% due 06/21/2027		6,400		6,409

Synchrony Card Funding LLC
5.040% due 03/15/2030		10,600		10,749

				64,127

CREDIT CARD OTHER 0.8%

Trillium Credit Card Trust
5.147% due 08/26/2028 ~		50,000		50,100

OTHER ABS 9.8%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~		6,200		6,199

522 Funding CLO Ltd.
5.490% due 10/23/2034 ~		1,600		1,597
5.595% due 10/20/2031 •		12,766		12,771

Albacore Euro CLO Ltd.
3.775% due 07/15/2035 •	EUR	1,500		1,621

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		$6,400		6,381

Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •		2,100		2,095

Ares CLO Ltd.
5.450% due 10/28/2034 •		19,500		19,438
5.614% due 01/15/2032 ~		1,103		1,104

Ares European CLO DAC
3.565% due 10/15/2031 •	EUR	9,104		9,850

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~		$22,000		21,970

Bain Capital Credit CLO Ltd.
5.323% due 10/21/2034 •		1,000		995
5.533% due 07/19/2034 ~		700		701

Black Diamond CLO DAC
3.604% due 01/20/2032 •	EUR	205		222

Blackrock European CLO DAC
3.405% due 10/15/2031 •		22,467		24,278

Cairn CLO DAC
3.565% due 10/15/2031 •		21,781		23,563

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •		5,296		5,728

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		$19,100		19,031

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	14,351		15,524

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	191

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Carval CLO Ltd.
5.538% due 07/16/2031 •		$3,251	$	3,252

CCG Receivables Trust
4.480% due 10/14/2032		9,200		9,215

Commonbond Student Loan Trust
2.550% due 05/25/2041		131		123

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		9,100		9,151

Cumulus Static CLO DAC
3.756% due 11/15/2033 •	EUR	6,519		7,062

Dryden Euro CLO DAC
3.416% due 05/15/2034 •		12,998		14,041
3.445% due 04/15/2033 •		15,636		16,898

Dryden Senior Loan Fund
5.553% due 01/17/2033 •		$850		850

ECMC Group Student Loan Trust
5.204% due 02/27/2068 •		9,598		9,543

Elevation CLO Ltd.
5.600% due 01/25/2035 ~		4,700		4,698

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		10,232		10,218

Gallatin CLO Ltd.
5.654% due 07/15/2031 •		14,497		14,514

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		2,300		2,300

Greywolf CLO Ltd.
5.520% due 04/22/2033 •		800		800

Harvest CLO DAC
1.040% due 07/15/2031	EUR	199		209
3.545% due 07/15/2031 •		13,602		14,715

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •		$10,900		10,882

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		7,000		6,978
5.570% due 07/25/2035 •		12,800		12,803

Jubilee CLO DAC
3.435% due 04/15/2031 •	EUR	7,196		7,776

LCM Ltd.
5.400% due 10/15/2034 •		$5,600		5,583
5.635% due 04/20/2031 •		7,374		7,373

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		10,000		9,947
5.652% due 01/22/2035 •		3,725		3,721

Mountain View CLO Ltd.
5.461% due 10/15/2034 ~		19,150		19,040
5.762% due 04/15/2034 ~		12,700		12,711

Navesink CLO Ltd.
5.572% due 04/15/2036 •		4,500		4,495

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		6,126		5,760
1.580% due 04/15/2070		7,139		6,401

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.690% due 05/15/2069		$3,358	$	3,140
5.434% due 04/15/2069 ~		2,938		2,940

Nelnet Student Loan Trust
5.154% due 09/27/2038 •		7,096		7,111
5.304% due 02/25/2066 •		4,754		4,752

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		1,744		1,744

OAK Hill European Credit Partners DAC
3.474% due 01/20/2032 •	EUR	1,500		1,623
3.484% (EUR003M + 0.740%) due 10/20/2031 ~		10,432		11,258

Ocean Trails CLO
5.340% due 07/20/2034 •		$20,100		20,009

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(a)	EUR	16,050		17,262

PFS Financing Corp.
5.499% due 08/15/2027 •		$38,700		38,794
5.520% due 10/15/2028		8,000		8,137

Post Road Equipment Finance LLC
4.900% due 05/15/2031		2,300		2,308

Regatta Funding Ltd.
5.502% due 01/15/2033 •		1,300		1,301

SLM Student Loan Trust
4.904% due 06/25/2043 ~		10,999		10,836
5.104% due 06/26/2028 •		6,287		6,251
5.104% due 12/27/2038 ~		5,692		5,648

SMB Private Education Loan Trust
1.290% due 07/15/2053		6,391		6,000
5.380% due 07/15/2053		4,767		4,849
5.534% due 07/15/2053 •		781		783
5.670% due 11/15/2052		4,994		5,072

Venture CLO Ltd.
5.433% due 10/20/2034 •		5,300		5,284
5.624% due 07/15/2031 ~		4,625		4,626

Verizon Master Trust
4.170% due 08/20/2030		9,200		9,167

Voya CLO Ltd.
5.355% due 04/20/2034 •		8,000		7,999
				591,021

Total Asset-Backed Securities (Cost $1,042,178)				1,023,815

SOVEREIGN ISSUES 1.7%

CPPIB Capital, Inc.
5.608% due 03/11/2026 ~		15,500		15,657

Israel Government International Bond
1.750% due 08/31/2025	ILS	39,700		10,577
5.000% due 10/30/2026	EUR	1,700		1,893

Japan Bank for International Cooperation
2.875% due 06/01/2027		$1,000		974

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Kommunalbanken AS
4.760% due 03/03/2028 •		$10,000	$	10,016

Korea National Oil Corp.
5.153% due 03/31/2028 ~		3,000		2,997

Saudi Government International Bond
5.125% due 01/13/2028		58,400		59,137

Total Sovereign Issues (Cost $100,347)				101,251

SHORT-TERM INSTRUMENTS 7.1%

COMMERCIAL PAPER 0.5%

Constellation Brands, Inc.
4.700% due 04/04/2025		7,600		7,596

Crown Castle, Inc.
4.910% due 04/29/2025		5,600		5,578

Harley-Davidson Financial Services, Inc.
4.920% due 04/22/2025		6,900		6,880

International Flavors & Fragrances, Inc.
4.950% due 04/16/2025		9,000		8,982

				29,036

REPURCHASE AGREEMENTS (g) 6.1%
				368,545

ISRAEL TREASURY BILLS 0.1%
4.098% due 05/30/2025 (c)(d)	ILS	33,900		9,055

U.S. TREASURY BILLS 0.4%
4.298% due 04/17/2025 - 06/05/2025 (b)(c)(j)(l)		$22,040		21,913

Total Short-Term Instruments (Cost $430,000)				428,549

Total Investments in Securities (Cost $6,191,751)				6,150,293

Total Investments 101.7% (Cost $6,191,751)			$	6,150,293

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(15,818))				2,701

Other Assets and Liabilities, net (1.7)%				(108,186)

Net Assets 100. 0%			$	6,044,808

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

192	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$7,592	$6,976	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BUS	2.720%	04/01/2025	04/08/2025	CAD	10,000	Province of Saskatchewan 3.900% due 06/02/2045	$(7,205)	$6,949	$6,949
CEW	2.730	03/31/2025	04/07/2025		50,000	Province of Ontario 3.500% due 06/02/2043	(8,100)	34,745	34,748
						Province of Quebec 2.850% due 12/01/2053	(27,933)
	2.740	04/01/2025	04/08/2025		30,000	Province of Ontario 2.900% due 12/02/2046	(21,595)	20,847	20,847
	2.740	03/31/2025	04/09/2025		200,000	Province of Quebec 1.500% - 4.200% due 09/01/2031 - 12/01/2057	(143,937)	138,981	138,991
FICC STR	4.360	03/31/2025	04/01/2025	$	7,800	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055	(7,956)	7,800	7,801
JPS	4.500	03/31/2025	04/01/2025		4,800	U.S. Treasury Notes 0.750% due 03/31/2026	(4,898)	4,800	4,801
SGY	4.420	03/31/2025	04/01/2025		50,188	U.S. Treasury Notes 4.000% due 03/31/2030	(50,109)	50,188	50,194
TOR	2.710	03/31/2025	04/07/2025	CAD	150,000	Province of Manitoba 2.950% due 09/05/2120	(62,700)	104,235	104,243
						Province of New Brunswick 3.950% due 08/14/2032	(46,444)

Total Repurchase Agreements							$(380,877)	$368,545	$368,574

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SBI	4.470%	03/26/2025	04/02/2025	$(76,078)	$(76,135)

Total Reverse Repurchase Agreements					$(76,135)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (0.8)%
U.S. Treasury Notes	4.000%	03/31/2030	$50,000	$(50,045)	$(50,109)

Total Short Sales (0.8)%				$(50,045)	$(50,109)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BUS	$6,949	$0	$0	$0	$6,949	$(7,205)	$(256)
CEW	194,586	0	0	0	194,586	(201,334)	(6,748)
FICC STR	7,801	0	0	0	7,801	(7,956)	(155)
JPS	4,801	0	0	0	4,801	(4,898)	(97)
SBI	0	(76,135)	0	0	(76,135)	80,007	3,872
SGY	50,194	0	0	0	50,194	(50,109)	85
TOR	104,243	0	0	0	104,243	(109,144)	(4,901)

Master Securities Forward Transaction Agreement
RDR	0	0	0	(50,109)	(50,109)	0	(50,109)

Total Borrowings and Other Financing Transactions	$368,574	$(76,135)	$0	$(50,109)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	193

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(76,135)	$0	$0	$(76,135)

Total Borrowings	$0	$(76,135)	$0	$0	$(76,135)

Payable for reverse repurchase agreements					$(76,135)

(h)	Securities with an aggregate market value of $79,357 and cash of $881 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(28,969) at a weighted average interest rate of 5.060%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(5) of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	4,971	$1,197,700	$988	$0	$0
3-Month SOFR Active Contract March Futures	06/2025	6,291	1,504,925	(336)	0	(39)
Australia Government 3-Year Bond June Futures	06/2025	1,442	95,963	193	290	0
U.S. Treasury 5-Year Note June Futures	06/2025	12,400	1,341,138	14,343	0	(388)

				$15,188	$290	$(427)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	46	$(3,969)	$(35)	$0	$(4)
U.S. Treasury 2-Year Note June Futures	06/2025	4,492	(930,616)	(1,554)	35	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	264	(30,129)	(351)	0	(24)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	777	(94,988)	(827)	0	(340)

				$(2,767)	$35	$(368)

Total Futures Contracts				$12,421	$325	$(795)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	209,100	$(6,666)	$470	$(6,196)	$911	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$	912,700	1,132	(1,237)	(105)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		145,200	0	(1,087)	(1,087)	0	(87)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.732	Annual	08/31/2029		133,200	0	(645)	(645)	0	(108)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/31/2029		133,300	0	(665)	(665)	0	(108)

194	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.761%	Annual	08/31/2029	$	93,700	$0	$(561)	$(561)	$0	$(76)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	08/31/2029		260,800	0	(4,533)	(4,533)	0	(214)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		790,040	(11,857)	(3,287)	(15,144)	0	(649)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		180,100	(813)	356	(457)	0	(170)

Total Swap Agreements							$(18,204)	$(11,189)	$(29,393)	$933	$(1,412)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$325	$933	$1,258	$0	$(795)	$(1,412)	$(2,207)

(j)	Securities with an aggregate market value of $9,199 and cash of $58,830 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	3,548		$24	$0	$0
	04/2025		$28	JPY	4,272	0	0
	05/2025	JPY	4,258		$28	0	0

BOA	04/2025	AUD	12,070		7,506	0	(37)
	04/2025	CAD	3,129		2,174	2	(4)
	04/2025		$3,700	EUR	3,396	0	(27)

BPS	04/2025	AUD	6,051		$3,813	31	0
	04/2025	CAD	240,156		168,020	904	(12)
	04/2025	EUR	153,265		160,710	0	(5,038)
	04/2025	JPY	12,409		83	1	0
	04/2025		$10	JPY	1,530	0	0
	05/2025	JPY	1,525		$10	0	0
	09/2025	ILS	35,582		9,722	118	0

BSH	04/2025		$133	JPY	20,029	0	0
	05/2025	JPY	19,962		$133	0	0

CBK	04/2025	AUD	15,543		9,801	88	0
	04/2025	CAD	1,008		700	0	(1)
	04/2025	DKK	2,609		367	0	(11)
	04/2025		$31,892	CAD	45,436	0	(283)
	04/2025		142	ILS	519	0	(3)
	05/2025	CAD	40,775		$28,667	259	0
	05/2025	ILS	32,917		9,015	148	0
	09/2025		3,877		1,026	0	(20)

FAR	04/2025	AUD	451,378		284,388	2,299	0
	04/2025	DKK	4,144		584	0	(17)
	04/2025	JPY	27,072		181	1	0
	04/2025		$310,094	AUD	492,839	0	(2,095)
	04/2025		164	HUF	60,589	0	(2)
	04/2025		46	ILS	168	0	(1)
	04/2025		95	JPY	14,330	0	0
	05/2025	AUD	492,839		$310,165	2,090	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	195

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	JPY	14,281		$95	$0	$0

MBC	04/2025	AUD	11,014		6,950	66	0
	04/2025	CAD	987		686	0	(1)
	04/2025	DKK	244,677		35,936	469	0
	04/2025		$2,003	AUD	3,218	8	0
	04/2025		3,318	EUR	3,057	0	(12)
	05/2025	JPY	506		$3	0	0
	05/2025		$9,989	DKK	68,649	0	(19)

MYI	04/2025	CAD	43,980		$30,896	300	0
	04/2025	DKK	295,400		43,763	944	0
	04/2025	GBP	51,550		65,319	0	(1,235)
	04/2025		$11,829	DKK	84,724	452	0
	04/2025		158,351	EUR	146,812	419	0
	05/2025	EUR	146,812		$158,608	0	(419)

RYL	04/2025	CAD	776		542	2	0
	05/2025	DKK	77,750		11,306	15	0

SCX	04/2025		$7,454	GBP	5,736	0	(48)
	04/2025		16	JPY	2,362	0	0
	05/2025	JPY	2,354		$16	0	0

SSB	04/2025	CAD	200,471		140,408	910	(1)
	04/2025		$3,338	CAD	4,798	0	0
	04/2025		59,246	GBP	45,814	0	(98)
	05/2025	GBP	45,814		$59,242	97	0

TOR	04/2025	DKK	131,900		19,360	240	0

Total Forward Foreign Currency Contracts						$9,863	$(9,384)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	1,522,000	$1,223	$3,005
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	1,522,000	1,224	227

Total Purchased Options							$2,447	$3,232

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900%	07/16/2025	50,900	$(61)	$(61)

Total Written Options						$(61)	$(61)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$2	$0	$0	$2	$(68)	$0	$0	$(68)	$(66)	$0	$(66)
BPS	1,054	0	0	1,054	(5,050)	0	0	(5,050)	(3,996)	5,157	1,161
CBK	495	0	0	495	(318)	0	0	(318)	177	0	177
FAR	4,390	0	0	4,390	(2,115)	0	0	(2,115)	2,275	(590)	1,685
MBC	543	0	0	543	(32)	0	0	(32)	511	(500)	11
MYC	0	3,232	0	3,232	0	0	0	0	3,232	(3,070)	162
MYI	2,115	0	0	2,115	(1,654)	0	0	(1,654)	461	(148)	313
RBC	0	0	0	0	0	(61)	0	(61)	(61)	0	(61)
RYL	17	0	0	17	0	0	0	0	17	0	17

196	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
SCX	$0	$0	$0	$0	$(48)	$0	$0	$(48)	$(48)	$789	$741
SSB	1,007	0	0	1,007	(99)	0	0	(99)	908	0	908
TOR	240	0	0	240	0	0	0	0	240	(270)	(30)

Total Over the Counter	$9,863	$3,232	$0	$13,095	$(9,384)	$(61)	$0	$(9,445)

(l)

Securities with an aggregate market value of $5,946 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$325	$325
Swap Agreements	0	0	0	0	933	933

	$0	$0	$0	$0	$1,258	$1,258

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,863	$0	$9,863
Purchased Options	0	0	0	0	3,232	3,232

	$0	$0	$0	$9,863	$3,232	$13,095

	$0	$0	$0	$9,863	$4,490	$14,353

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$795	$795
Swap Agreements	0	0	0	0	1,412	1,412

	$0	$0	$0	$0	$2,207	$2,207

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,384	$0	$9,384
Written Options	0	61	0	0	0	61

	$0	$61	$0	$9,384	$0	$9,445

	$0	$61	$0	$9,384	$2,207	$11,652

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,522	$7,522
Swap Agreements	0	138	0	0	(12,135)	(11,997)

	$0	$138	$0	$0	$(4,613)	$(4,475)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39,188	$0	$39,188
Purchased Options	0	0	0	0	(413)	(413)
Written Options	0	0	0	0	298	298

	$0	$0	$0	$39,188	$(115)	$39,073

	$0	$138	$0	$39,188	$(4,728)	$34,598

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	197

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)	March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9,153	$9,153
Swap Agreements	0	0	0	0	(11,189)	(11,189)

	$0	$0	$0	$0	$(2,036)	$(2,036)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,367)	$0	$(2,367)
Purchased Options	0	0	0	0	707	707
Written Options	0	0	0	0	(276)	(276)

	$0	$0	$0	$(2,367)	$431	$(1,936)

	$0	$0	$0	$(2,367)	$(1,605)	$(3,972)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,292,309	$0	$2,292,309
Industrials	0	805,663	0	805,663
Utilities	0	295,060	0	295,060
U.S. Government Agencies	0	888,386	0	888,386
U.S. Treasury Obligations	0	19,352	0	19,352
Non-Agency Mortgage-Backed Securities	0	295,908	0	295,908
Asset-Backed Securities
Automobile ABS Other	0	49,204	0	49,204
Automobile Sequential	0	251,186	0	251,186
CMBS Other	0	18,177	0	18,177
Credit Card Bullet	0	64,127	0	64,127
Credit Card Other	0	50,100	0	50,100
Other ABS	0	591,021	0	591,021
Sovereign Issues	0	101,251	0	101,251
Short-Term Instruments
Commercial Paper	0	29,036	0	29,036
Repurchase Agreements	0	368,545	0	368,545
Israel Treasury Bills	0	9,055	0	9,055
U.S. Treasury Bills	0	21,913	0	21,913

Total Investments	$0	$6,150,293	$0	$6,150,293

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(50,109)	$0	$(50,109)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	290	968	0	1,258
Over the counter	0	13,095	0	13,095

	$290	$14,063	$0	$14,353

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(2,203)	0	(2,207)
Over the counter	0	(9,445)	0	(9,445)

	$(4)	$(11,648)	$0	$(11,652)

Total Financial Derivative Instruments	$286	$2,415	$0	$2,701

Totals	$286	$6,102,599	$0	$6,102,885

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

198	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.2%

CORPORATE BONDS & NOTES 15.9%

BANKING & FINANCE 11.6%

Allstate Corp.
0.750% due 12/15/2025		$1,020	$994

American Honda Finance Corp.
4.762% due 06/13/2025 ~		41,424	41,452
4.801% due 04/29/2025 ~		9,000	9,002
4.853% due 10/10/2025 ~		15,469	15,481
4.958% due 08/14/2025 ~		7,817	7,824
5.140% due 04/23/2025 •		1,800	1,801
5.145% due 10/03/2025 ~		4,760	4,769

Asian Development Bank
5.358% due 06/16/2026 •		17,400	17,566

Athene Global Funding
5.388% due 08/27/2026 ~		32,000	32,129
5.684% due 02/23/2026		25,201	25,460

Australia & New Zealand Banking Group Ltd.
5.106% due 07/03/2025 •		2,940	2,944

Bank of America Corp.
4.827% due 07/22/2026 •		4,966	4,969
5.080% due 01/20/2027 •		65,091	65,335

Bank of America NA
5.139% due 08/18/2025 ~		23,100	23,137

Bank of Montreal
5.313% due 09/25/2025 •		5,780	5,801
5.418% due 06/07/2025 •		3,700	3,706
5.920% due 09/25/2025		12,670	12,757

Bank of Nova Scotia
3.450% due 04/11/2025		1,200	1,200
4.905% due 03/02/2026 •		1,000	1,002
5.190% due 10/27/2025 ~	AUD	12,800	8,023
5.254% due 04/11/2025 •		$8,905	8,907
5.448% due 06/12/2025 •		7,121	7,134

Bank of Queensland Ltd.
5.249% due 05/14/2025 ~	AUD	39,130	24,472

Barclays PLC
4.375% due 01/12/2026		$24,299	24,260
5.304% due 08/09/2026 •		23,197	23,242

Canadian Imperial Bank of Commerce
5.290% due 04/07/2025 ~		15,138	15,140

Caterpillar Financial Services Corp.
4.818% due 02/27/2026 •		1,744	1,748
4.878% due 06/13/2025 •		828	829
5.046% due 10/16/2026 ~		825	829

CBRE Services, Inc.
4.875% due 03/01/2026		800	800

Citibank NA
4.951% due 04/30/2026 ~		6,400	6,425
5.066% due 08/06/2026 •		33,500	33,637
5.169% due 09/29/2025 •		1,800	1,804

Citigroup Global Markets Holdings, Inc.
4.820% due 01/20/2026 ~		45,100	45,062

Citigroup, Inc.
1.122% due 01/28/2027 ~		45,478	44,178
3.106% due 04/08/2026 •		24,775	24,767
5.610% due 09/29/2026 •		7,070	7,104

Commonwealth Bank of Australia
4.752% due 07/07/2025 ~		4,075	4,077
4.752% due 07/07/2025 •		155	155
4.895% due 06/15/2026 •		6,200	6,218

Cooperatieve Rabobank UA
5.057% due 07/18/2025 •		20,610	20,643
5.062% due 01/09/2026 ~		46,100	46,282

Corebridge Financial, Inc.
3.500% due 04/04/2025		12,010	12,009

Corebridge Global Funding
0.900% due 09/22/2025		2,800	2,752

DBS Group Holdings Ltd.
4.983% due 09/12/2025 ~		73,700	73,793
4.983% due 09/12/2025 •		29,000	29,037

Deutsche Bank AG
6.119% due 07/14/2026 •		7,800	7,826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DNB Bank ASA
5.896% due 10/09/2026 •		$2,450	$2,464

European Bank for Reconstruction & Development
4.544% due 04/14/2026 ~		51,270	51,248

Ford Motor Credit Co. LLC
4.134% due 08/04/2025		9,600	9,546
4.687% due 06/09/2025		2,423	2,420
5.125% due 06/16/2025		10,033	10,027

GA Global Funding Trust
3.850% due 04/11/2025		12,500	12,497

General Motors Financial Co., Inc.
2.750% due 06/20/2025		21,310	21,210
3.800% due 04/07/2025		8,058	8,056
4.350% due 04/09/2025		10,570	10,568

Goldman Sachs Group, Inc.
3.500% due 04/01/2025		3,648	3,648
5.755% (US0003M + 1.170%) due 05/15/2026 ~		13,074	13,091

HSBC Holdings PLC
2.099% due 06/04/2026 •		6,012	5,984
4.292% due 09/12/2026 •		32,003	31,934
5.940% (US0003M + 1.380%) due 09/12/2026 ~		900	905

ING Bank Australia Ltd.
4.897% due 05/26/2025 ~	AUD	5,200	3,251
5.090% due 12/08/2025 ~		44,100	27,670

Intesa Sanpaolo SpA
7.000% due 11/21/2025		$2,000	2,026

John Deere Capital Corp.
4.930% due 03/03/2026 •		9,730	9,763

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		6,500	6,311
2.083% due 04/22/2026 •		9,320	9,305
3.300% due 04/01/2026		110	109
3.960% due 01/29/2027 •		63,168	62,864
4.080% due 04/26/2026 •		6,996	6,991
5.681% due 04/26/2026 •		2,741	2,744

Landeskreditbank Baden-Wuerttemberg Foerderbank
5.358% due 05/08/2026 ~		34,800	35,080

Lloyds Bank PLC
4.250% due 08/28/2025	AUD	5,820	3,633

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		$3,502	3,500

Mitsubishi UFJ Financial Group, Inc.
5.797% due 04/17/2026 •		3,200	3,201

Mizuho Bank Ltd.
5.009% due 08/22/2025 ~	AUD	10,100	6,323

Mizuho Financial Group, Inc.
5.329% due 05/22/2026 •		$3,725	3,729

Morgan Stanley
2.188% due 04/28/2026 •		53,500	53,395
5.050% due 01/28/2027 •		51,683	51,870

Morgan Stanley Bank NA
5.136% due 07/16/2025 •		1,499	1,501

MUFG Bank Ltd.
5.044% due 02/17/2026 ~	AUD	19,700	12,355

National Australia Bank Ltd.
5.127% due 05/13/2025 ~		$3,800	3,803
5.127% (SOFRRATE + 0.760%) due 05/13/2025 ~		1,800	1,801

Nationwide Building Society
3.900% due 07/21/2025		1,797	1,793

NatWest Group PLC
7.472% due 11/10/2026 •		10,600	10,775

NatWest Markets PLC
5.055% due 08/12/2025	AUD	11,750	7,355

New York Life Global Funding
4.936% due 01/16/2026 •		$13,000	13,036

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,970	1,954

Nordea Bank Abp
3.600% due 06/06/2025		10,380	10,360
5.318% due 06/06/2025 •		10,888	10,903

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	1,873,100	$271,478

Pacific Life Global Funding
4.980% due 06/04/2026 •		$700	702

Protective Life Global Funding
4.858% due 07/22/2026 ~		43,800	43,865

Public Storage Operating Co.
4.961% due 07/25/2025 ~		22,779	22,805

Royal Bank of Canada
4.882% (SOFRRATE + 0.525%) due 01/20/2026 ~		21,778	21,812
4.931% due 04/27/2026 ~		5,138	5,151
5.194% due 04/14/2025 •		9,434	9,436

Shinhan Bank Co. Ltd.
5.005% due 09/29/2025 ~	AUD	4,500	2,817

Skandinaviska Enskilda Banken AB
5.318% due 06/09/2025 ~		$475	476

Standard Chartered PLC
4.050% due 04/12/2026		2,850	2,836

Sumitomo Mitsui Banking Corp.
4.997% due 02/20/2026 ~	AUD	88,470	55,477
5.310% due 11/07/2025 ~		20,200	12,675

Svenska Handelsbanken AB
5.268% due 06/10/2025 •		$825	826

Swedbank AB
5.261% due 04/04/2025 ~		3,300	3,300

Toronto-Dominion Bank
4.833% due 10/10/2025 •		6,000	6,007
4.979% due 12/17/2026 ~		6,011	6,029
5.190% due 07/28/2025 ~	AUD	9,950	6,229
5.378% due 06/06/2025 •		$500	501

Toyota Motor Credit Corp.
4.803% due 04/10/2026 •		32,500	32,502
4.940% due 06/09/2025 •		220	220

UBS AG
1.200% due 07/30/2025	AUD	12,838	7,936
2.950% due 04/09/2025		$265	265
4.617% due 02/26/2026 ~	AUD	19,100	11,935
5.125% due 07/30/2025 ~		15,500	9,699
5.289% due 09/11/2025 •		$2,950	2,960
5.504% due 05/12/2026 ~	AUD	3,100	1,954

UBS Group AG
1.364% due 01/30/2027 ~		$2,670	2,599
2.193% due 06/05/2026 •		7,996	7,959
4.488% due 05/12/2026 •		14,591	14,586
5.711% due 01/12/2027 •		1,300	1,310
6.373% due 07/15/2026 •		3,100	3,112

Wells Fargo & Co.
2.188% due 04/30/2026 •		51,007	50,901
3.908% due 04/25/2026 •		80,550	80,497
5.681% due 04/25/2026 ~		57,840	57,897

Wells Fargo Bank NA
5.065% due 01/15/2026 •		4,900	4,915
5.161% due 08/01/2025 •		250	250

Westpac Banking Corp.
5.090% due 11/17/2025 •		6,292	6,309
5.371% due 08/26/2025 •		369	370

Weyerhaeuser Co.
4.750% due 05/15/2026		9,200	9,216

			2,089,295

INDUSTRIALS 3.6%

Altria Group, Inc.
4.400% due 02/14/2026		15,692	15,676

Amgen, Inc.
3.125% due 05/01/2025		2,567	2,564

Autodesk, Inc.
4.375% due 06/15/2025		2,795	2,792

BAT International Finance PLC
1.668% due 03/25/2026		72,128	70,067
3.950% due 06/15/2025		2,700	2,694

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	199

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
2.850% due 04/15/2025	$100	$100
4.250% due 12/15/2025	3,800	3,783

BMW U.S. Capital LLC
4.979% due 08/11/2025 •	890	891
5.158% due 08/13/2026 ~	655	656
5.194% due 04/01/2025 ~	7,280	7,280

Boeing Co.
7.250% due 06/15/2025	2,270	2,280

Conagra Brands, Inc.
4.600% due 11/01/2025	577	576

CRH America, Inc.
3.875% due 05/18/2025	250	250

Energy Transfer LP
2.900% due 05/15/2025	9,532	9,510
4.750% due 01/15/2026	7,764	7,764

Fox Corp.
3.050% due 04/07/2025	3,052	3,051

General Mills, Inc.
4.000% due 04/17/2025	1,397	1,396

Global Payments, Inc.
1.200% due 03/01/2026	13,700	13,271

Halliburton Co.
3.800% due 11/15/2025	541	539

HCA, Inc.
5.250% due 04/15/2025	14,978	14,979
5.875% due 02/15/2026	3,000	3,012
7.580% due 09/15/2025	4,100	4,146
7.690% due 06/15/2025	692	696

Home Depot, Inc.
4.690% due 12/24/2025 •	354	354

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	3,914	3,911

Hyundai Capital America
5.875% due 04/07/2025	14,116	14,118

Marvell Technology, Inc.
1.650% due 04/15/2026	4,013	3,895

Microchip Technology, Inc.
4.250% due 09/01/2025	103	103

MPLX LP
1.750% due 03/01/2026	20,610	20,075

NTT Finance Corp.
4.239% due 07/25/2025	6,612	6,605

Oracle Corp.
1.650% due 03/25/2026	130,465	126,832
2.500% due 04/01/2025	5,790	5,790

PepsiCo., Inc.
4.758% due 02/13/2026 •	500	501

Reynolds American, Inc.
4.450% due 06/12/2025	54,205	54,137

Rogers Communications, Inc.
3.625% due 12/15/2025	5,145	5,100

T-Mobile USA, Inc.
2.625% due 04/15/2026	3,600	3,532
3.500% due 04/15/2025	94,943	94,895

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025	24,727	24,716
5.000% due 03/28/2026	4,000	4,018

The Campbell’s Co.
5.300% due 03/20/2026	6,427	6,471

UnitedHealth Group, Inc.
4.855% due 07/15/2026 ~	6,096	6,112

VMware LLC
4.500% due 05/15/2025	56,442	56,406

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	890	869
4.625% due 11/13/2025	700	699
5.800% due 09/12/2025	5,000	5,022

Zimmer Biomet Holdings, Inc.
3.050% due 01/15/2026	37,677	37,247

		649,381

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.7%

American Electric Power Co., Inc.
5.699% due 08/15/2025		$1,270	$1,275

Duke Energy Corp.
0.900% due 09/15/2025		679	668

Edison International
4.950% due 04/15/2025		3,706	3,705

Georgia Power Co.
4.644% due 09/15/2026 ~		13,075	13,081
5.109% due 05/08/2025 ~		14,122	14,130

NBN Co. Ltd.
1.000% due 12/03/2025	AUD	10,000	6,110

NextEra Energy Capital Holdings, Inc.
5.120% due 01/29/2026 ~		$3,550	3,562
5.749% due 09/01/2025		10,375	10,418

Pacific Gas & Electric Co.
2.950% due 03/01/2026		7,760	7,624
3.150% due 01/01/2026		43,060	42,510
4.950% due 06/08/2025		625	624

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~		1,034	1,039

Public Service Enterprise Group, Inc.
0.800% due 08/15/2025		6,385	6,292

Southern California Edison Co.
3.700% due 08/01/2025		600	598

Southwestern Electric Power Co.
1.650% due 03/15/2026		19,318	18,778

			130,414

Total Corporate Bonds & Notes (Cost $2,868,649)			2,869,090

U.S. TREASURY OBLIGATIONS 8.5%

U.S. Treasury Floating Rate Notes
4.419% due 04/30/2025 •(e)		84,200	84,200

U.S. Treasury Notes
3.750% due 08/31/2026		250,000	249,268
4.250% due 12/31/2025		100,000	100,090
4.250% due 12/31/2026		300,000	301,576
4.375% due 07/31/2026		550,000	552,825
5.000% due 10/31/2025		250,000	251,153

Total U.S. Treasury Obligations (Cost $1,534,613)			1,539,112

ASSET-BACKED SECURITIES 0.3%

AUTOMOBILE SEQUENTIAL 0.3%

Carvana Auto Receivables Trust
4.493% due 04/10/2026		14,000	14,000

Enterprise Fleet Financing LLC
4.536% due 02/20/2026		2,249	2,249

LAD Auto Receivables Trust
4.511% due 02/17/2026		7,480	7,479
4.865% due 11/17/2025		76	76

Toyota Lease Owner Trust
4.457% due 03/20/2026		37,638	37,645

Total Asset-Backed Securities (Cost $61,442)			61,449

SOVEREIGN ISSUES 0.4%

CPPIB Capital, Inc.
4.859% due 07/27/2026 ~		4,000	4,012
5.609% due 04/04/2025 •		57,350	57,355

Kommunalbanken AS
5.358% due 06/17/2026 ~		3,200	3,227

Total Sovereign Issues (Cost $64,593)			64,594

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 94.1%

CERTIFICATES OF DEPOSIT 0.3%

Bank of America NA
4.530% due 08/05/2025	$20,100	$20,117

MUFG Bank Ltd.
4.610% (SOFRRATE + 0.250%) due 12/03/2025 ~	26,600	26,599

Sumitomo Mitsui Banking Corp.
4.610% (SOFRRATE + 0.250%) due 12/05/2025 ~	15,400	15,400

		62,116

COMMERCIAL PAPER 3.4%

AbbVie, Inc.
4.640% due 04/15/2025	41,800	41,721
4.640% due 04/17/2025	20,700	20,656

AES Corp.
4.900% due 04/10/2025	7,600	7,590
4.900% due 04/11/2025	1,700	1,697

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025	16,000	15,971
4.570% due 04/10/2025	11,100	11,086
4.630% due 04/15/2025	12,600	12,576
4.640% due 04/09/2025	20,200	20,177

Aon Corp.
4.550% due 04/10/2025	15,600	15,581
4.560% due 04/21/2025	5,000	4,987

Bacardi-Martini BV
4.700% due 04/17/2025	1,000	998
4.730% due 04/17/2025	2,300	2,295

Becton Dickinson & Co.
4.550% due 04/07/2025	4,100	4,096
4.600% due 04/15/2025	5,400	5,390

Bell Canada
4.500% due 04/08/2025	870	869

Broadcom, Inc.
4.500% due 04/08/2025	9,800	9,790
4.550% due 04/24/2025	8,400	8,374
4.560% due 04/10/2025	15,000	14,981
4.560% due 05/08/2025	3,800	3,782
4.560% due 05/13/2025	5,800	5,768
4.560% due 06/06/2025	2,900	2,875
4.610% due 05/13/2025	7,800	7,757

Campbell Soup co.
4.520% due 04/17/2025	3,300	3,293

CBRE Services, Inc.
4.720% due 04/17/2025	16,300	16,263
4.720% due 04/23/2025	11,400	11,365
4.740% due 04/09/2025	20,300	20,276

Constellation Brands, Inc.
4.700% due 04/04/2025	400	400
4.700% due 04/11/2025	17,800	17,774

Crown Castle, Inc.
4.910% due 04/29/2025	6,500	6,474

Enbridge U.S., Inc.
4.540% due 04/07/2025	28,300	28,275
4.550% due 04/14/2025	7,100	7,087
4.550% due 04/16/2025	22,100	22,055
4.640% due 04/25/2025	26,500	26,416

Intel Corp.
4.550% due 04/02/2025	23,100	23,094
4.600% due 04/02/2025	9,700	9,698

Jabil, Inc.
4.820% due 04/11/2025	5,100	5,092

Jones Lang LaSalle Finance BV
4.520% due 04/22/2025	7,300	7,280
4.610% due 04/08/2025	4,300	4,296
4.650% due 04/08/2025	9,500	9,490
4.660% due 04/15/2025	9,900	9,881
4.700% due 04/15/2025	10,800	10,780
4.750% due 04/22/2025	2,100	2,094

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	25,600	25,555
4.650% due 04/04/2025	8,900	8,896

200	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos, Inc.
4.600% due 04/16/2025	$3,200	$3,194
4.630% due 04/21/2025	22,700	22,640
4.630% due 04/23/2025	20,000	19,942
4.630% due 04/24/2025	4,700	4,686

Mondelez International, Inc.
4.620% due 04/15/2025	5,600	5,590

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	8,000	7,979

Northrop Grumman Corp.
4.590% due 05/28/2025	11,900	11,812

NXP BV
4.570% due 04/28/2025	6,100	6,078
4.570% due 05/12/2025	1,100	1,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Targa Resources Corp.
4.700% due 04/21/2025	$17,200	$17,151

VW Credit, Inc.
4.580% due 04/04/2025	10,900	10,894

Waste Management, Inc.
4.600% due 04/21/2025	7,900	7,879

		613,790

REPURCHASE AGREEMENTS (c) 90.3%
		16,345,366

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.318% due 04/10/2025 - 06/26/2025 (a)(b)(e)	$15,770	$15,711

Total Short-Term Instruments (Cost $17,050,754)		17,036,983

Total Investments in Securities (Cost $21,580,051)		21,571,228

Total Investments 119.2% (Cost $21,580,051)		$21,571,228

Financial Derivative Instruments (d)(f) 0.1% (Cost or Premiums, net $0)		27,249

Other Assets and Liabilities, net (19.3)%		(3,496,279)

Net Assets 100.0%		$18,102,198

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	4.410%	04/01/2025	04/02/2025	$	1,000,000	U.S. Treasury Bonds 4.375% due 08/15/2043	$(1,024,208)	$1,000,000	$1,000,000
	4.450	03/31/2025	04/01/2025		1,000,000	U.S. Treasury Bonds 4.375% due 08/15/2043	(1,027,714)	1,000,000	1,000,124
BOM	2.730	03/27/2025	04/03/2025	CAD	130,000	Province of Quebec 4.400% due 12/01/2055	(94,802)	90,337	90,371
	2.740	03/28/2025	04/04/2025		180,000	Province of Quebec 4.000% due 02/15/2063	(131,255)	125,083	125,121
BOS	4.360	03/20/2025	04/01/2025	$	900,000	U.S. Treasury Notes 1.500% - 2.000% due 11/15/2026 - 01/31/2027	(920,790)	900,000	901,308
	4.360	03/31/2025	04/15/2025		850,000	U.S. Treasury Notes 0.500% - 4.000% due 02/28/2026 – 05/31/2028	(868,180)	850,000	850,103
	4.360	04/01/2025	04/21/2025		150,000	U.S. Treasury Notes 1.250% due 06/30/2028	(153,222)	150,000	150,000
	4.360	04/01/2025	04/24/2025		750,000	U.S. Treasury Notes 1.500% - 4.375% due 07/31/2026 - 01/31/2027	(766,001)	750,000	750,000
	4.360	04/01/2025	04/30/2025		550,000	U.S. Treasury Notes 2.375% due 03/31/2029	(562,398)	550,000	550,000
	4.370	03/17/2025	04/02/2025		2,000,000	U.S. Treasury Notes 1.125% - 4.375% due 10/31/2026 - 01/31/2028	(2,050,306)	2,000,000	2,003,642
	4.370	03/28/2025	04/10/2025		250,000	U.S. Treasury Notes 4.500% due 05/15/2027	(255,668)	250,000	250,121
	4.370	03/28/2025	04/11/2025		250,000	U.S. Treasury Notes 4.500% due 04/15/2027	(255,863)	250,000	250,121
	4.370	03/24/2025	04/11/2025		453,000	U.S. Treasury Notes 4.375% due 07/15/2027	(463,070)	453,000	453,440
	4.370	03/31/2025	04/16/2025		850,000	U.S. Treasury Notes 4.000% - 4.250% due 11/30/2026 - 07/31/2029	(868,067)	850,000	850,103
	4.370	04/01/2025	04/16/2025		200,000	U.S. Treasury Notes 2.750% due 05/31/2029	(204,387)	200,000	200,000
	4.370	03/31/2025	04/17/2025		1,050,000	U.S. Treasury Notes 1.500% - 4.500% due 01/31/2027 - 02/29/2028	(1,072,507)	1,050,000	1,050,128
	4.370	04/01/2025	04/17/2025		200,000	U.S. Treasury Notes 4.625% due 06/15/2027	(204,287)	200,000	200,000
	4.380	03/31/2025	04/03/2025		750,000	U.S. Treasury Notes 1.500% - 4.250% due 11/30/2026 - 11/30/2028	(765,835)	750,000	750,091
	4.380	03/26/2025	04/07/2025		500,000	U.S. Treasury Notes 1.125% - 1.500% due 01/31/2027 - 02/28/2027	(511,503)	500,000	500,365
	4.380%	03/27/2025	04/09/2025	$	250,000	U.S. Treasury Notes 1.875% - 4.125% due 07/31/2026 - 11/15/2027	(256,007)	250,000	250,152
	4.380	03/28/2025	04/09/2025		350,000	U.S. Treasury Notes 1.125% - 2.750% due 10/31/2026 - 02/15/2028	(358,024)	350,000	350,170

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	201

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	4.380	03/27/2025	04/10/2025		250,000	U.S. Treasury Notes 1.250% - 2.750% due 11/30/2026 - 02/15/2028	$(255,716)	$250,000	$250,152
	4.390	03/26/2025	04/01/2025		250,000	U.S. Treasury Notes 4.000% due 07/31/2029	(256,524)	250,000	250,183
	4.390	03/27/2025	04/07/2025		100,000	U.S. Treasury Notes 1.875% due 02/28/2027	(102,324)	100,000	100,061
	4.410	03/31/2025	04/01/2025		209,000	U.S. Treasury Notes 2.750% - 4.125% due 04/30/2027 - 11/30/2029	(213,162)	209,000	209,026
	4.420	03/31/2025	04/01/2025		49,500	U.S. Treasury Notes 4.000% due 12/15/2027	(50,549)	49,500	49,506
BUS	2.720	03/26/2025	04/01/2025	CAD	490,000	Province of Manitoba Canada 3.200% due 03/05/2050	(100,086)	340,502	340,655
						Province of Quebec 4.400% due 12/01/2055	(251,627)
	2.720	03/27/2025	04/04/2025		500,000	Province of Ontario 3.450% due 06/02/2045	(72,966)	347,451	347,581
						Province of Quebec 3.100% due 12/01/2051	(291,345)
	2.720	04/01/2025	04/08/2025		250,000	Province of Manitoba 3.400% due 09/05/2048	(28,563)	173,726	173,726
						Province of Manitoba Canada 3.200% due 03/05/2050	(114,125)
						Province of Nova Scotia 3.150% due 12/01/2051	(35,793)
CEW	2.730	03/31/2025	04/07/2025		170,000	Province of Ontario 3.500% - 4.150% due 06/02/2034 - 06/02/2043	(51,342)	118,133	118,142
						Province of Quebec 2.850% due 12/01/2053	(70,980)
	2.740	03/25/2025	04/01/2025		130,000	Province of Ontario 2.900% due 12/02/2046 - 06/02/2049	(94,128)	90,337	90,385
	2.740	04/01/2025	04/08/2025		200,000	Province of Ontario 2.900% due 12/02/2046 - 06/02/2049	(143,976)	138,981	138,981
	2.750	03/20/2025	04/03/2025		90,000	Province of Ontario 2.900% - 3.450% due 06/02/2045 - 12/02/2046	(64,803)	62,541	62,598
	2.750	04/01/2025	04/15/2025		320,000	Province of Alberta 3.100% due 06/01/2050	(29,173)	222,369	222,369
						Province of Ontario 2.900% due 12/02/2046	(18,852)
						Province of Quebec 1.900% - 3.250% due 09/01/2030 - 09/01/2032	(179,903)
	2.760	03/19/2025	04/01/2025		320,000	Province of Ontario 2.600% - 2.900% due 06/02/2027 - 06/02/2049	(230,144)	222,369	222,589
DEU	4.420	03/31/2025	04/01/2025	$	500	U.S. Treasury Bonds 1.875% due 02/15/2041	(509)	500	500
FICC STR	4.360	03/31/2025	04/01/2025		100,000	U.S. Treasury Inflation Protected Securities 2.375% due 12/31/2099	(102,000)	100,000	100,012
JPS	4.500	03/31/2025	04/01/2025		320,000	U.S. Treasury Notes 0.750% due 04/30/2026	(326,717)	320,000	320,040
MEI	2.730	03/27/2025	04/04/2025	CAD	40,000	Canada Government International Bond 0.000% due 12/01/2032	(28,769)	27,796	27,807
	2.730	03/28/2025	04/04/2025		380,000	Canada Government International Bond 0.000% due 06/01/2030 - 12/01/2033	(272,639)	264,063	264,142
SAL	4.350	04/01/2025	04/02/2025	$	100	U.S. Treasury Notes 3.875% due 12/31/2027	(102)	100	100
	4.410	03/31/2025	04/01/2025		15,200	U.S. Treasury Notes 4.375% due 07/31/2026	(15,505)	15,200	15,202
TDM	4.430	03/31/2025	04/01/2025		3,200	U.S. Treasury Bonds 4.000% due 11/15/2052	(3,261)	3,200	3,200
TOR	2.710	03/31/2025	04/07/2025	CAD	750,000	Government of Newfoundland 2.850% - 4.150% due 06/02/2028 - 06/02/2033	(147,026)	521,178	521,216
						Province of Manitoba 2.050% - 3.800% due 06/02/2026 - 06/02/2033	(207,419)
						Province of New Brunswick 3.950% due 08/14/2032	(35,688)
						Province of Nova Scotia 1.100% - 2.100% due 06/01/2027 - 09/01/2030	(131,623)
						Province of Saskatchewan 4.200% due 12/02/2054	(14,494)

Total Repurchase Agreements							$(16,755,927)	$16,345,366	$16,353,533

202	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$2,000,124	$0	$0	$2,000,124	$(2,051,922)	$(51,798)
BOM	215,492	0	0	215,492	(223,107)	(7,615)
BOO	0	0	0	0	9,069	9,069
BOS	11,168,672	0	0	11,168,672	(11,414,389)	(245,717)
BUS	861,962	0	0	861,962	(891,297)	(29,335)
CEW	855,064	0	0	855,064	(880,764)	(25,700)
DEU	500	0	0	500	(510)	(10)
FICC STR	100,012	0	0	100,012	(102,000)	(1,988)
JPS	320,040	0	0	320,040	(326,717)	(6,677)
MEI	291,949	0	0	291,949	(299,348)	(7,399)
SAL	15,302	0	0	15,302	(15,607)	(305)
TDM	3,200	0	0	3,200	(3,261)	(61)
TOR	521,216	0	0	521,216	(534,970)	(13,754)

Total Borrowings and Other Financing Transactions	$16,353,533	$0	$0

Cash of $21,103 has been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	151,278		$1,006	$1	$(3)
	04/2025		$2,685	JPY	402,923	6	(7)
	05/2025	JPY	183,519		$1,221	0	(6)
	05/2025		$727	JPY	109,274	3	0

BOA	04/2025	AUD	78,732		$48,961	0	(243)
	04/2025	CAD	4,603		3,193	0	(9)

BPS	04/2025		461,719		321,155	0	(148)
	04/2025	JPY	575,434		3,851	19	(1)
	04/2025		$10,955	CAD	15,687	0	(43)
	04/2025		872	JPY	130,611	1	(3)
	05/2025	JPY	65,496		$437	0	(1)
	05/2025		$1,104	JPY	165,332	1	0

BRC	04/2025	JPY	1,600		$11	0	0
	04/2025		$1,467	JPY	220,348	1	0
	05/2025		1,455		216,803	0	(6)

BSH	04/2025	AUD	46,981		$29,765	405	0
	04/2025	JPY	104,526		696	0	0
	04/2025		$4,408	JPY	661,984	1	0
	05/2025	JPY	659,754		$4,408	0	(1)
	05/2025		$696	JPY	104,174	0	0

CBK	04/2025	AUD	10,073		$6,378	83	0
	04/2025	CAD	690,362		482,841	2,524	0
	04/2025		$17,440	CAD	24,882	4	(133)
	04/2025		1,653	DKK	11,745	49	0
	05/2025	CAD	19,087		$13,419	121	0
	06/2025	KRW	124,308		87	2	0

DUB	04/2025	CAD	25		17	0	0
	04/2025	DKK	119,178		17,201	0	(75)
	04/2025		$209,005	AUD	331,491	0	(1,840)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	203

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	AUD	331,491		$209,053	$1,836	$0
	05/2025		$17,201	DKK	118,958	75	0
	06/2025	KRW	69,622		$49	1	0

FAR	04/2025	AUD	188,503		118,765	960	0
	04/2025	CAD	1,228,946		858,742	3,742	(77)
	04/2025	JPY	457,571		3,058	13	(3)
	04/2025		$2,630	DKK	18,657	75	0
	04/2025		1,328	JPY	198,121	0	(8)
	05/2025	CAD	906		$631	0	0
	05/2025		$929	JPY	139,408	3	0

IND	04/2025	DKK	230,209		$33,285	0	(85)
	05/2025		$33,285	DKK	229,782	84	0

JPM	04/2025	AUD	1,912		$1,203	8	0
	04/2025	CAD	1,460,801		1,023,475	7,024	0
	04/2025	JPY	454,251		3,038	16	(4)
	04/2025		$3,301	JPY	496,783	13	(5)
	05/2025	CAD	933		$650	0	0
	05/2025	DKK	297,270		43,227	57	0
	05/2025	JPY	385,832		2,565	0	(13)
	05/2025		$751	JPY	112,936	4	0

MBC	04/2025	AUD	5,290		$3,338	32	0
	04/2025	DKK	785,748		115,895	1,998	0
	04/2025		$7,808	CAD	11,200	0	(16)
	04/2025		357	JPY	53,562	0	0
	05/2025	JPY	21,720		$146	1	0
	05/2025		$10,945	CAD	15,680	0	(21)
	05/2025		922	DKK	6,337	0	(2)
	06/2025	KRW	8,210		$6	0	0

MYI	04/2025	CAD	24,621		17,256	128	0
	04/2025	DKK	825,100		122,237	2,636	0
	04/2025		$45,425	DKK	325,344	1,734	0

NGF	06/2025	KRW	79,968		$56	2	0

RBC	04/2025	CAD	2,920		2,019	0	(13)
	04/2025		$1,467	JPY	220,348	1	0
	05/2025		1,263		188,243	0	(5)

SCX	04/2025	JPY	118,741		$788	0	(3)
	04/2025		$2,140	JPY	321,785	4	0
	05/2025	JPY	101,097		$673	0	(3)
	05/2025		$2,242	JPY	335,145	3	(6)

SSB	04/2025	CAD	130,068		$90,942	460	0
	04/2025		$10,817	CAD	15,545	0	(3)

TOR	04/2025	DKK	584,600		$85,805	1,065	0

UAG	04/2025	JPY	312,360		2,099	19	0
	04/2025		$467	JPY	69,520	0	(4)

Total Forward Foreign Currency Contracts						$25,215	$(2,790)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.440	Maturity	04/24/2025	$200,000	$0	$3,711	$3,711	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.450	Maturity	04/28/2025	250,000	0	(16)	0	(16)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.460	Maturity	05/19/2025	550,000	0	1,781	3,579	(1,798)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.390	Maturity	06/04/2025	450,000	0	(652)	0	(652)

Total Swap Agreements								$0	$4,824	$7,290	$(2,466)

204	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$10	$0	$0	$10	$(16)	$0	$0	$(16)	$(6)	$0	$(6)
BOA	0	0	0	0	(252)	0	0	(252)	(252)	686	434
BPS	21	0	0	21	(196)	0	0	(196)	(175)	1,634	1,459
BRC	1	0	0	1	(6)	0	0	(6)	(5)	0	(5)
BSH	406	0	0	406	(1)	0	0	(1)	405	(330)	75
CBK	2,783	0	0	2,783	(133)	0	0	(133)	2,650	498	3,148
DUB	1,912	0	0	1,912	(1,915)	0	0	(1,915)	(3)	0	(3)
FAR	4,793	0	0	4,793	(88)	0	0	(88)	4,705	(1,266)	3,439
IND	84	0	0	84	(85)	0	0	(85)	(1)	0	(1)
JPM	7,122	0	0	7,122	(22)	0	0	(22)	7,100	(2,457)	4,643
MBC	2,031	0	0	2,031	(39)	0	0	(39)	1,992	(1,834)	158
MYC	0	0	7,290	7,290	0	0	(2,466)	(2,466)	4,824	(5,330)	(506)
MYI	4,498	0	0	4,498	0	0	0	0	4,498	(4,423)	75
NGF	2	0	0	2	0	0	0	0	2	0	2
RBC	1	0	0	1	(18)	0	0	(18)	(17)	0	(17)
SCX	7	0	0	7	(12)	0	0	(12)	(5)	0	(5)
SSB	460	0	0	460	(3)	0	0	(3)	457	0	457
TOR	1,065	0	0	1,065	0	0	0	0	1,065	(1,000)	65
UAG	19	0	0	19	(4)	0	0	(4)	15	0	15

Total Over the Counter	$25,215	$0	$7,290	$32,505	$(2,790)	$0	$(2,466)	$(5,256)

(e)

Securities with an aggregate market value of $2,818 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,215	$0	$25,215
Swap Agreements	0	0	0	0	7,290	7,290

	$0	$0	$0	$25,215	$7,290	$32,505

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,790	$0	$2,790
Swap Agreements	0	0	0	0	2,466	2,466

	$0	$0	$0	$2,790	$2,466	$5,256

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	205

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)	March 31, 2025

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$208,529	$0	$208,529
Swap Agreements	0	0	0	0	(7,256)	(7,256)

	$0	$0	$0	$208,529	$(7,256)	$201,273

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(29,631)	$0	$(29,631)
Swap Agreements	0	0	0	0	5,084	5,084

	$0	$0	$0	$(29,631)	$5,084	$(24,547)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,089,295	$0	$2,089,295
Industrials	0	649,381	0	649,381
Utilities	0	130,414	0	130,414
U.S. Treasury Obligations	0	1,539,112	0	1,539,112
Asset-Backed Securities
Automobile Sequential	0	61,449	0	61,449
Sovereign Issues	0	64,594	0	64,594
Short-Term Instruments
Certificates of Deposit	0	62,116	0	62,116
Commercial Paper	0	613,790	0	613,790
Repurchase Agreements	0	16,345,366	0	16,345,366
U.S. Treasury Bills	0	15,711	0	15,711

Total Investments	$0	$21,571,228	$0	$21,571,228

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$32,505	$0	$32,505

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5,256)	$0	$(5,256)

Total Financial Derivative Instruments	$0	$27,249	$0	$27,249

Totals	$0	$21,598,477	$0	$21,598,477

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

206	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Notes to Financial Statements	March 31, 2025

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each, a “Portfolio” and collectively, the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III each have organized a wholly-owned subsidiary organized under the laws of the state of Delaware (each, a “Subsidiary”). See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding each Subsidiary.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

In this reporting period, each Portfolio adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent offering memorandum supplement, act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolios as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its offering memorandum, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmarks and to make resource allocation decisions for each Portfolio’s single segment, is consistent with that presented within each Portfolio’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	207

Notes to Financial Statements	(Cont.)

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Portfolio invests. These foreign taxes, if any, are paid by a Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the

U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency

Portfolio Name	Declared	Distributed

PIMCO ABS and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO EM Bond and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO High Yield and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Investment Grade Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Long Duration Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Low Duration Portfolio	Quarterly	Quarterly

PIMCO Moderate Duration Portfolio	Quarterly	Quarterly

PIMCO Mortgage and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Municipal Portfolio	Quarterly	Quarterly

PIMCO Real Return Portfolio	Quarterly	Quarterly

PIMCO Sector Fund Series - AM	Quarterly	Quarterly

PIMCO Sector Fund Series - H	Quarterly	Quarterly

PIMCO Sector Fund Series - I	Quarterly	Quarterly

PIMCO Short-Term Portfolio	Quarterly	Quarterly

PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly

PIMCO U.S. Government and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO International Portfolio	Quarterly	Quarterly

PIMCO Short Asset Portfolio	Daily	Monthly

PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than annually. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

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Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolios’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolios’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolios’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolios’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory

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interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolios’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term

Floating NAV Portfolio III, portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various

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teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the

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securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s offering memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain

(loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO

Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in

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direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO ABS and Short-Term Investments Portfolio	$4,459	$3,782,435	$(3,105,700)	$11	$(58)	$681,147	$14,251	$0

PIMCO EM Bond and Short-Term Investments Portfolio	116,820	282,407	(380,000)	55	5	19,287	2,463	0

PIMCO High Yield and Short-Term Investments Portfolio	16,805	50,351	(64,900)	5	2	2,263	361	0

PIMCO Investment Grade Credit Bond Portfolio	54,086	1,063,185	(1,097,300)	27	0	19,998	1,601	0

PIMCO Long Duration Credit Bond Portfolio	305,443	22,622,418	(22,877,500)	440	(3)	50,798	12,848	0

PIMCO Mortgage and Short-Term Investments Portfolio	43,489	999,588	(1,039,590)	57	2	3,546	1,416	0

PIMCO Municipal Portfolio	5,817	30,918	(33,999)	9	(1)	2,744	221	0

PIMCO Real Return Portfolio	6,181	892,603	(879,800)	21	0	19,005	506	0

PIMCO Sector Fund Series - AM	0	98,272	(97,500)	3	0	775	172	0

PIMCO Sector Fund Series - H	3,317	6,270	(7,500)	1	1	2,089	171	0

PIMCO Sector Fund Series - I	1,258	1,835,496	(1,835,600)	(26)	0	1,128	698	0

PIMCO Short-Term Portfolio	6,142	137,536	(134,800)	4	(1)	8,881	239	0

PIMCO U.S. Government and Short-Term Investments Portfolio	38,116	1,773,717	(1,810,200)	15	1	1,649	1,044	0

PIMCO International Portfolio	93,483	813,488	(733,800)	(1)	76	173,246	6,317	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2025 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income	Shares Held at 03/31/2025

Xfit Brands, Inc.	$120	$0	$0	$0	$73	$193	$0	$68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Bank Obligations in which a Portfolio may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Notes to Financial Statements	(Cont.)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal

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distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National

Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

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Notes to Financial Statements	(Cont.)

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio

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may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Portfolios of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are

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Notes to Financial Statements	(Cont.)

included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash

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transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, a Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a

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Notes to Financial Statements	(Cont.)

Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit

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instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

New Portfolio	—	—	—	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset- Backed Securities	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X	X	X

Extension	X	X	X	X	X	X	X	X	X

Prepayment	X	X	X	X	X	X	X	X	X

Privately Issued Mortgage- Related Securities	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

AMT Bonds	X	X	X	X	X	X	X	X	X

California State-Specific	—	—	—	—	—	—	—	—	X

New York State-Specific	—	—	—	—	—	—	—	—	X

Municipal Project-Specific	—	—	—	—	—	—	—	—	X

Subsidiary	—	—	—	—	—	—	—	—	—

Short Exposure	X	X	X	X	X	X	X	X	X

Senior Loan	—	—	—	—	—	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X	X	X	X

Risks	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H	PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

New Portfolio	—	X	X	X	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	—	—

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield	X	—	X	—	X	X	X	X	—	—

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

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Risks	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H	PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Derivatives	X	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	—	—

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	—	—	—	X	X	X	X	X	—

Extension	X	X	X	X	X	X	X	X	—	—

Prepayment	X	X	X	X	X	X	X	X	—	—

Privately Issued Mortgage-Related Securities	X	X	X	X	X	X	X	X	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	—

Issuer Non-Diversification	—	X	X	X	—	—	—	X	—	—

Leveraging	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

AMT Bonds	X	—	—	—	X	X	X	X	—	—

California State-Specific	—	—	—	—	—	—	—	—	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	—	X

Senior Loan	—	X	X	X	—	—	—	—	—	—

Capital Securities	—	X	X	X	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

New Portfolio Risk is the risk that a new portfolio’s performance may not represent how the portfolio is expected to or may perform in the long term. In addition, new portfolios have limited operating histories for investors to evaluate and new portfolios may not attract sufficient assets to achieve investment and trading efficiencies.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Portfolio could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

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Notes to Financial Statements	(Cont.)

Market Risk is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income portfolios may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to a Portfolio, a reduction in a Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

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Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Portfolio’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

California State-Specific Risk is the risk that by concentrating its investments in California municipal bonds, the Portfolio may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York municipal bonds, the Portfolio may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Subsidiary Risk is the risk that, by investing in a Portfolio’s subsidiary, a Portfolio is indirectly exposed to the risks associated with a Portfolio’s subsidiary’s investments. Portfolio subsidiaries not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Portfolio.

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Notes to Financial Statements	(Cont.)

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes a Portfolio to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Portfolio may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Portfolio invests in senior loans that are covenant-lite obligations, a Portfolio may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Capital Securities Risk is the risk that the value of securities, which may be in the form of debt, equity or a hybrid thereof, issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, a Portfolio will be more susceptible to these risks than a portfolio that does not invest in capital securities to the same extent as a Portfolio.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Portfolio, or on certain instruments in which a Portfolio invests, which can be difficult to ascertain and could result in losses to a Portfolio.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

228	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2025

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be

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Notes to Financial Statements	(Cont.)

reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at the annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

Portfolio Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO ABS and Short-Term Investments Portfolio	0.02%	0.03%

PIMCO EM Bond and Short-Term Investments Portfolio	0.02%	0.10%

PIMCO High Yield and Short-Term Investments Portfolio	0.02%	0.03%

PIMCO Investment Grade Credit Bond Portfolio	0.02%	0.03%

PIMCO Long Duration Credit Bond Portfolio	0.02%	0.03%

PIMCO Low Duration Portfolio	0.02%	0.03%

PIMCO Moderate Duration Portfolio	0.02%	0.03%

PIMCO Mortgage and Short-Term Investments Portfolio	0.02%	0.03%

PIMCO Municipal Portfolio	0.02%	0.03%

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Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee

PIMCO Real Return Portfolio	0.02%		0.03%

PIMCO Sector Fund Series - AM	0.02%		0.03%

PIMCO Sector Fund Series - H	0.02%		0.03%

PIMCO Sector Fund Series - I	0.02%		0.03%

PIMCO Short-Term Portfolio	0.02%		0.03%

PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%

PIMCO U.S. Government and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO International Portfolio	0.02%		0.10%

PIMCO Short Asset Portfolio	0.00%	(1)	0.00%

PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolios, and any other expenses which are capitalized in accordance with generally accepted accounting principles (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Portfolio’s Supervisory and Administrative Fee, or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.00049% (the “Expense Limit”). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Pursuant to an Advisory Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive the advisory fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.02% of the average daily net assets of the applicable Portfolio. This Advisory Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive the supervisory and administrative fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.03% of the average daily net assets of the applicable Portfolio. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

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Notes to Financial Statements	(Cont.)

Pursuant to the Advisory Fee Waiver Agreement and Supervisory and Administrative Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Portfolios below waived and/or reimbursed the following fees (amounts in thousands†):

Portfolio Name	Waived Fees

PIMCO Sector Fund Series - AM	$19

PIMCO Sector Fund Series - H	17

PIMCO Sector Fund Series - I	997

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of March 31, 2025 were as follows (amounts in thousands†):

	Expiring within			Total
Portfolio Name	12 months	13 - 24 months	25 - 36 months

PIMCO ABS and Short-Term Investments Portfolio	$0	$0	$43	$43

PIMCO EM Bond and Short-Term Investments Portfolio	1	3	3	7

PIMCO High Yield and Short-Term Investments Portfolio	2	1	1	4

PIMCO Investment Grade Credit Bond Portfolio	0	6	23	29

PIMCO Long Duration Credit Bond Portfolio	0	94	177	271

PIMCO Low Duration Portfolio	0	1	14	15

PIMCO Moderate Duration Portfolio	0	7	22	29

PIMCO Mortgage and Short-Term Investments Portfolio	2	9	9	20

PIMCO Municipal Portfolio	0	1	1	2

PIMCO Real Return Portfolio	0	0	2	2

PIMCO Sector Fund Series - I	0	0	1	1

PIMCO Short-Term Portfolio	2	2	1	5

PIMCO Short-Term Floating NAV Portfolio II	0	18	58	76

PIMCO U.S. Government and Short-Term Investments Portfolio	1	10	11	22

PIMCO International Portfolio	0	4	4	8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended March 31, 2025, were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Moderate Duration Portfolio	$12,538	$12,761	$(927)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Portfolio. Frequent and active trading of a Portfolio’s holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

PIMCO ABS and Short-Term Investments Portfolio	$69,363,668	$68,248,536	$2,668,293	$510,679

PIMCO EM Bond and Short-Term Investments Portfolio	19,650	0	153,244	59,853

PIMCO High Yield and Short-Term Investments Portfolio	5,460	0	91,195	85,383

PIMCO Investment Grade Credit Bond Portfolio	6,584,999	6,604,310	837,311	1,741,456

PIMCO Long Duration Credit Bond Portfolio	112,526,441	108,989,712	5,249,366	4,463,044

PIMCO Low Duration Portfolio	1,662,590	1,602,230	263,317	225,692

PIMCO Moderate Duration Portfolio	8,149,073	7,589,461	507,453	381,780

PIMCO Mortgage and Short-Term Investments Portfolio	80,964,528	82,585,013	9,178	92,988

PIMCO Municipal Portfolio	0	0	9,614	23,722

PIMCO Real Return Portfolio	386,983	252,490	0	0

PIMCO Sector Fund Series - AM	981,635	882,042	8,091	0

PIMCO Sector Fund Series - H	588	1,976	13,953	8,336

PIMCO Sector Fund Series - I	5,403,109	4,442,417	2,030,521	765,713

PIMCO Short-Term Portfolio	2,150,972	2,180,070	64,146	61,065

PIMCO Short-Term Floating NAV Portfolio II	0	216,394	1,043,132	798,956

PIMCO U.S. Government and Short-Term Investments Portfolio	217,790	677,560	2,500	98,087

PIMCO International Portfolio	0	1	325,888	139,563

PIMCO Short Asset Portfolio	928,710	548,871	2,876,574	1,622,862

PIMCO Short-Term Floating NAV Portfolio III	1,099,213	821,869	2,025,837	1,513,181

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO ABS and Short-Term Investments Portfolio				PIMCO EM Bond and Short-Term Investments Portfolio

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	172,226	$2,025,164	138,859	$1,615,757	2,091	$18,944	5,959	$52,033
Issued as reinvestment of distributions	33,175	386,614	23,523	270,872	516	4,887	2,629	22,974
Cost of shares redeemed	(62,077)	(731,602)	(49,685)	(575,634)	(10,355)	(94,280)	(5,377)	(47,206)

Net increase (decrease) resulting from Portfolio share transactions	143,324	$1,680,176	112,697	$1,310,995	(7,748)	$(70,449)	3,211	$27,801

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	233

Notes to Financial Statements	(Cont.)

	PIMCO High Yield and Short-Term Investments Portfolio				PIMCO Investment Grade Credit Bond Portfolio

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	657	$4,632	1,989	$13,855	26,141	$234,138	118,432	$1,033,538
Issued as reinvestment of distributions	1,109	7,817	1,928	13,361	15,944	142,885	15,470	135,439
Cost of shares redeemed	(4,018)	(28,526)	(6,479)	(45,332)	(159,398)	(1,444,636)	(118,940)	(1,035,486)

Net increase (decrease) resulting from Portfolio share transactions	(2,252)	$(16,077)	(2,562)	$(18,116)	(117,313)	$(1,067,613)	14,962	$133,491

	PIMCO Long Duration Credit Bond Portfolio				PIMCO Low Duration Portfolio

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	864,471	$8,201,041	891,437	$8,252,390	26,318	$252,108	21,223	$200,307
Issued as reinvestment of distributions	139,527	1,321,504	127,507	1,200,542	11,470	109,228	10,584	99,854
Cost of shares redeemed	(902,438)	(8,645,510)	(1,042,595)	(9,571,182)	(25,844)	(247,200)	(44,255)	(419,395)

Net increase (decrease) resulting from Portfolio share transactions	101,560	$877,035	(23,651)	$(118,250)	11,944	$114,136	(12,448)	$(119,234)

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage and Short-Term Investments Portfolio

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	44,749	$404,006	41,699	$372,064	8,454	$66,711	20,822	$164,369
Issued as reinvestment of distributions	16,230	145,851	15,478	138,005	7,524	58,450	8,116	64,767
Cost of shares redeemed	(39,593)	(357,025)	(54,528)	(486,770)	(50,939)	(406,550)	(18,596)	(146,387)

Net increase (decrease) resulting from Portfolio share transactions	21,386	$192,832	2,649	$23,299	(34,961)	$(281,389)	10,342	$82,749

	PIMCO Municipal Portfolio				PIMCO Real Return Portfolio

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	809	$4,923	2,369	$14,354	13,984	$166,841	19,688	$238,279
Issued as reinvestment of distributions	579	3,513	707	4,296	1,227	14,628	758	9,070
Cost of shares redeemed	(4,119)	(25,133)	(1,828)	(11,076)	(8,075)	(96,703)	(2,267)	(26,896)

Net increase (decrease) resulting from Portfolio share transactions	(2,731)	$(16,697)	1,248	$7,574	7,136	$84,766	18,179	$220,453

	PIMCO Sector Fund Series -AM		PIMCO Sector Fund Series – H

	Inception date through 03/31/2025(a)		Year Ended 03/31/2025		Inception date through 03/31/2024(b)

	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	10,479	$106,020	0	$0	3,269	$32,701
Issued as reinvestment of distributions	218	2,163	228	2,310	0	0
Cost of shares redeemed	(5,625)	(56,533)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	5,072	$51,650	228	$2,310	3,269	$32,701

	PIMCO Sector Fund Series – I				PIMCO Short-Term Portfolio

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	201,042	$2,004,675	126,932	$1,228,666	0	$0	0	$0
Issued as reinvestment of distributions	10,927	108,350	2,764	27,032	1,329	11,872	1,243	10,995
Cost of shares redeemed	(54,809)	(549,237)	(18,120)	(175,801)	(4,410)	(39,518)	(3,514)	(31,234)

Net increase (decrease) resulting from Fund share transactions	157,160	$1,563,788	111,576	$1,079,897	(3,081)	$(27,646)	(2,271)	$(20,239)

234	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2025

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government and Short-Term Investments Portfolio

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	5,946,206	$59,560,768	5,384,212	$53,902,533	12,654	$78,895	85,584	$564,340
Issued as reinvestment of distributions	40,938	410,058	53,110	531,689	7,781	48,263	7,527	47,654
Cost of shares redeemed	(5,886,375)	(58,961,337)	(6,004,258)	(60,109,586)	(121,607)	(790,740)	(32,477)	(204,903)

Net increase (decrease) resulting from Portfolio share transactions	100,769	$1,009,489	(566,936)	$(5,675,364)	(101,172)	$(663,582)	60,634	$407,091

	PIMCO International Portfolio (Consolidated)				PIMCO Short Asset Portfolio (Consolidated)

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	4,076	$25,653	12,602	$76,243	133,295	$1,303,168	61,985	$600,848
Issued as reinvestment of distributions	2,247	14,217	0	0	29,629	289,531	26,764	259,007
Cost of shares redeemed	(19,652)	(124,116)	(9,057)	(54,242)	(82,920)	(810,108)	(32,750)	(316,949)

Net increase (decrease) resulting from Portfolio share transactions	(13,329)	$(84,246)	3,545	$22,001	80,004	$782,591	55,999	$542,906

	PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

	Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold	23,442,607	$228,171,700	16,591,132	$161,351,284
Issued as reinvestment of distributions	80,439	782,927	81,527	792,806
Cost of shares redeemed	(23,167,043)	(225,485,918)	(16,347,716)	(158,984,461)

Net increase (decrease) resulting from Portfolio share transactions	356,003	$3,468,709	324,943	$3,159,629

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Portfolio was July 19, 2024.
(b)	Inception date of the Portfolio was February 22, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Portfolio Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO EM Bond and Short-Term Investments Portfolio	1	0	17%	0%

PIMCO High Yield and Short-Term Investments Portfolio	2	0	24%	0%

PIMCO Investment Grade Credit Bond Portfolio	1	0	16%	0%

PIMCO Mortgage and Short-Term Investments Portfolio	1	0	19%	0%

PIMCO Municipal Portfolio	1	0	19%	0%

PIMCO Real Return Portfolio	1	0	19%	0%

PIMCO Sector Fund Series - AM	3	0	100%	0%

PIMCO Sector Fund Series - H	2	0	71%	0%

PIMCO Sector Fund Series - I	2	0	39%	0%

PIMCO Short-Term Portfolio	2	0	27%	0%

PIMCO U.S. Government and Short-Term Investments Portfolio	1	0	19%	0%

PIMCO International Portfolio	2	0	30%	0%

PIMCO Short Asset Portfolio	0	4	0%	75%

PIMCO Short-Term Floating NAV Portfolio III	0	1	0%	59%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	235

Notes to Financial Statements	(Cont.)

14. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary LLC (Delaware limited liability company) and PIMCO ST Floating NAV III Subsidiary LLC (Delaware limited liability company), (each, a “Subsidiary” and collectively, the “Subsidiaries”) were incorporated as wholly-owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III, respectively (each, a “Consolidated Portfolio”), in order to effect certain investments for each Consolidated Portfolio consistent with each Consolidated Portfolio’s investment objectives and policies as specified in each Portfolio’s offering memorandum and offering memorandum supplement. Each Consolidated Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Portfolio and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Portfolio and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the respective Subsidiary, with the intent that each Consolidated Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

Portfolio Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Portfolio Net Assets†
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	24.2%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.0%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late- Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO ABS and Short-Term Investments Portfolio	$0	$94,621	$0	$(81,072)	$0	$(204,817)	$0	$0	$(191,268)

PIMCO EM Bond and Short-Term Investments Portfolio	0	25,907	0	(34,666)	0	(9,233)	0	0	(17,992)

236	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2025

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late- Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO High Yield and Short-Term Investments Portfolio	$0	$6,233	$0	$(10,796)	$0	$(37,450)	$0	$0	$(42,013)

PIMCO Investment Grade Credit Bond Portfolio	0	15,307	0	(63,566)	0	(245,424)	0	0	(293,683)

PIMCO Long Duration Credit Bond Portfolio	0	270,996	0	(3,520,026)	0	(1,985,930)	0	0	(5,234,960)

PIMCO Low Duration Portfolio	0	1,776	0	665	0	(75,694)	0	0	(73,253)

PIMCO Moderate Duration Portfolio	0	20,806	0	(19,545)	0	(392,940)	0	0	(391,679)

PIMCO Mortgage and Short-Term Investments Portfolio	0	11,971	0	(108,212)	0	(317,369)	0	0	(413,610)

PIMCO Municipal Portfolio	1,729	0	0	(2,756)	0	(7,778)	0	0	(8,805)

PIMCO Real Return Portfolio	0	5,289	0	(4,666)	0	(42,988)	0	0	(42,365)

PIMCO Sector Fund Series - AM	0	391	0	178	0	0	(1,011)	0	(442)

PIMCO Sector Fund Series - H	0	470	7	117	0	0	0	0	594

PIMCO Sector Fund Series - I	0	21,259	3,338	14,739	0	0	0	0	39,336

PIMCO Short-Term Portfolio	0	4,559	0	(2,162)	0	(91,115)	0	0	(88,718)

PIMCO Short-Term Floating NAV Portfolio II	0	762	0	2,410	(46)	0	0	0	3,126

PIMCO U.S. Government and Short-Term Investments Portfolio	0	6,932	0	(381,186)	0	(515,615)	0	0	(889,869)

PIMCO International Portfolio	0	45,320	0	(9,796)	0	(69,619)	0	0	(34,095)

PIMCO Short Asset Portfolio	0	0	0	(54,292)	0	(162,126)	0	0	(216,418)

PIMCO Short-Term Floating NAV Portfolio III	0	5,269	0	(5,654)	0	(28,344)	0	0	(28,729)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO ABS and Short-Term Investments Portfolio	$187,722	$17,095

PIMCO EM Bond and Short-Term Investments Portfolio	8,747	486

PIMCO High Yield and Short-Term Investments Portfolio	0	37,450

PIMCO Investment Grade Credit Bond Portfolio	57,729	187,695

PIMCO Long Duration Credit Bond Portfolio	809,181	1,176,749

PIMCO Low Duration Portfolio	56,754	18,940

PIMCO Moderate Duration Portfolio	278,938	114,002

PIMCO Mortgage and Short-Term Investments Portfolio	262,688	54,681

PIMCO Municipal Portfolio	1,257	6,521

PIMCO Real Return Portfolio*	16,637	26,351

PIMCO Sector Fund Series - AM	0	0

PIMCO Sector Fund Series - H	0	0

PIMCO Sector Fund Series - I	0	0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	237

Notes to Financial Statements	(Cont.)

	Short-Term	Long-Term

PIMCO Short-Term Portfolio*	$25,267	$65,848

PIMCO Short-Term Floating NAV Portfolio II	0	0

PIMCO U.S. Government and Short-Term Investments Portfolio	237,722	277,893

PIMCO International Portfolio	49,949	19,670

PIMCO Short Asset Portfolio	58,971	103,155

PIMCO Short-Term Floating NAV Portfolio III	1,520	26,824

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO ABS and Short-Term Investments Portfolio	$11,708,798	$290,345	$(370,993)	$(80,648)

PIMCO EM Bond and Short-Term Investments Portfolio	476,513	25,637	(60,576)	(34,939)

PIMCO High Yield and Short-Term Investments Portfolio	158,186	4,321	(15,116)	(10,795)

PIMCO Investment Grade Credit Bond Portfolio	2,933,089	43,981	(107,506)	(63,525)

PIMCO Long Duration Credit Bond Portfolio	40,998,560	458,179	(3,977,471)	(3,519,292)

PIMCO Low Duration Portfolio	2,418,030	15,092	(14,427)	665

PIMCO Moderate Duration Portfolio	4,057,748	55,033	(74,577)	(19,544)

PIMCO Mortgage and Short-Term Investments Portfolio	3,322,086	51,663	(156,929)	(105,266)

PIMCO Municipal Portfolio	102,022	723	(3,479)	(2,756)

PIMCO Real Return Portfolio	842,108	9,630	(13,925)	(4,295)

PIMCO Sector Fund Series - AM	90,425	444	(266)	178

PIMCO Sector Fund Series - H	35,617	415	(298)	117

PIMCO Sector Fund Series - I	3,596,229	39,763	(25,122)	14,641

PIMCO Short-Term Portfolio	274,840	14,706	(16,372)	(1,666)

PIMCO Short-Term Floating NAV Portfolio II	9,399,569	2,565	(154)	2,411

PIMCO U.S. Government and Short-Term Investments Portfolio	1,593,234	78,024	(457,457)	(379,433)

PIMCO International Portfolio	467,365	18,625	(27,881)	(9,256)

PIMCO Short Asset Portfolio	6,140,285	43,925	(97,349)	(53,424)

PIMCO Short-Term Floating NAV Portfolio III	21,603,638	41,466	(46,627)	(5,161)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Portfolios made the following tax basis distributions (amounts in thousands†):

			March 31, 2025			March 31, 2024
	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO ABS and Short-Term Investments Portfolio	$0	$392,238	$0	$0	$0	$278,206	$0	$0

PIMCO EM Bond and Short-Term Investments Portfolio	0	5,000	0	0	0	23,501	0	0

PIMCO High Yield and Short-Term Investments Portfolio	0	7,950	0	0	0	12,202	1,363	0

PIMCO Investment Grade Credit Bond Portfolio	0	145,722	0	0	0	137,707	0	0

PIMCO Long Duration Credit Bond Portfolio	0	1,325,209	0	0	0	1,203,051	0	0

PIMCO Low Duration Portfolio	0	109,228	0	0	0	99,854	0	0

PIMCO Moderate Duration Portfolio	0	145,851	0	0	0	138,005	0	0

238	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2025

			March 31, 2025			March 31, 2024
	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Mortgage and Short-Term Investments Portfolio	$0	$59,899	$0	$0	$0	$66,302	$0	$0

PIMCO Municipal Portfolio	3,305	295	0	0	3,890	510	0	0

PIMCO Real Return Portfolio	0	15,001	0	0	0	9,300	0	0

PIMCO Sector Fund Series - AM(10)	0	2,076	87	0	0	0	0	0

PIMCO Sector Fund Series - H	0	2,310	0	0	0	0	0	0

PIMCO Sector Fund Series - I	0	107,907	633	0	0	27,302	0	0

PIMCO Short-Term Portfolio	0	12,350	0	0	0	12,901	0	0

PIMCO Short-Term Floating NAV Portfolio II	0	412,735	0	0	0	536,119	0	0

PIMCO U.S. Government and Short-Term Investments Portfolio	0	49,483	0	0	0	48,854	0	0

PIMCO International Portfolio	0	14,602	0	0	0	0	0	0

PIMCO Short Asset Portfolio	0	263,409	0	27,196	0	222,008	0	37,095

PIMCO Short-Term Floating NAV Portfolio III	0	783,389	0	0	0	792,958	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

(10)	Inception date of the Portfolio was July 19, 2024.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	239

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Sector Fund Series – AM, PIMCO Sector Fund Series – H, PIMCO Sector Fund Series – I, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (nineteen of the portfolios constituting PIMCO Funds, hereafter collectively referred to as the “Portfolios”) as of March 31, 2025, the related statements of operations, of changes in net assets and, for the portfolios indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the portfolio indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO ABS and Short-Term Investments Portfolio(1)

PIMCO EM Bond and Short-Term Investments Portfolio(1)

PIMCO High Yield and Short-Term Investments Portfolio(1)

PIMCO Investment Grade Credit Bond Portfolio(1)

PIMCO Long Duration Credit Bond Portfolio(1)

PIMCO Low Duration Portfolio(1)

PIMCO Moderate Duration Portfolio(1)

PIMCO Mortgage and Short-Term Investments Portfolio(1)

PIMCO Municipal Portfolio(1)

PIMCO Real Return Portfolio(2)

PIMCO Sector Fund Series – AM(3)

PIMCO Sector Fund Series – H(4)

PIMCO Sector Fund Series – I(1)

PIMCO Short-Term Portfolio(1)

PIMCO Short-Term Floating NAV Portfolio II(1)

PIMCO U.S. Government and Short-Term Investments Portfolio(1)

PIMCO International Portfolio(1)*

PIMCO Short Asset Portfolio(1)*

PIMCO Short-Term Floating NAV Portfolio III(1)*

(1)	Statement of operations for the year ended March 31, 2025 and statement of changes in net assets for the years ended March 31, 2025 and 2024
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2025, and statement of changes in net assets for the years ended March 31, 2025 and 2024
(3)	Statement of operations and statement of changes in net assets for the period July 19, 2024 (inception date) through March 31, 2025
(4)

Statement of operations for the year ended March 31, 2025, and statement of changes in net assets for the year ended March 31, 2025 and the period February 22, 2024 (inception date) through March 31, 2024

*	The financial statements for PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short- Term Floating NAV Portfolio III are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

240	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NXN	Natixis New York

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY

BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

CEW	Canadian Imperial Bank of Commerce World Markets	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MSR	Morgan Stanley & Co LLC FICC Repo	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

HKD	Hong Kong Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	EUR003M	3 Month EUR Swap Rate

BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	FEDL01	Federal funds effective rate

CAONREPO	Canadian Overnight Repo Rate Average	CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFRRATE	Secured Overnight Financing Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	EUR001M	1 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bpnd or Agency Abbreviations:

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	241

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO ABS and Short-Term Investments Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3676	$0.0000	$0.0000	$0.3676

March 2025	$0.0270	$0.0000	$0.0000	$0.0270

PIMCO EM Bond and Short-Term Investments Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0552	$0.0000	$0.0000	$0.0552

March 2025	$0.0558	$0.0000	$0.0000	$0.0558

PIMCO High Yield and Short-Term Investments Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0738	$0.0000	$0.0000	$0.0738

March 2025	$0.0628	$0.0000	$0.0000	$0.0628

PIMCO Investment Grade Credit Bond Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2732	$0.0000	$0.0000	$0.2732

March 2025	$0.0223	$0.0000	$0.0000	$0.0223

PIMCO Long Duration Credit Bond Portfolio
Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1755	$0.0000	$0.0000	$0.1755

March 2025	$0.1085	$0.0000	$0.0000	$0.1085

PIMCO Low Duration Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2002	$0.0000	$0.0000	$0.2002

March 2025	$0.1019	$0.0000	$0.0000	$0.1019

PIMCO Moderate Duration Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1831	$0.0000	$0.0000	$0.1831

March 2025	$0.0442	$0.0000	$0.0000	$0.0442

242	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

PIMCO Mortgage and Short-Term Investments Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1941	$0.0000	$0.0000	$0.1941

March 2025	$0.0387	$0.0000	$0.0000	$0.0387

PIMCO Municipal Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0290	$0.0000	$0.0000	$0.0290

March 2025	$0.0593	$0.0000	$0.0000	$0.0593

PIMCO Real Return Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0195	$0.0000	$0.0000	$0.0195

March 2025	$0.0264	$0.0000	$0.0000	$0.0264

PIMCO Sector Fund Series — AM
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1806	$0.0000	$0.0000	$0.1806

March 2025	$0.0595	$0.0000	$0.0000	$0.0595

PIMCO Sector Fund Series — H
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3294	$0.0000	$0.0000	$0.3294

March 2025	$0.0575	$0.0000	$0.0000	$0.0575

PIMCO Sector Fund Series — I
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1902	$0.0000	$0.0000	$0.1902

March 2025	$0.0621	$0.0000	$0.0000	$0.0621

PIMCO Short-Term Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1611	$0.0000	$0.0000	$0.1611

March 2025	$0.1319	$0.0000	$0.0000	$0.1319

PIMCO Short-Term Floating NAV Portfolio II

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0424	$0.0000	$0.0000	$0.0424

November 2024	$0.0411	$0.0000	$0.0000	$0.0411

December 2024	$0.0394	$0.0000	$0.0000	$0.0394

January 2025	$0.0388	$0.0000	$0.0000	$0.0388

February 2025	$0.0343	$0.0000	$0.0000	$0.0343

March 2025	$0.0352	$0.0000	$0.0000	$0.0352

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	243

Distribution Information	(Cont.)	(Unaudited)

PIMCO U.S. Government and Short-Term Investments Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1134	$0.0000	$0.0000	$0.1134

March 2025	$0.0405	$0.0000	$0.0000	$0.0405

PIMCO International Portfolio
Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0429	$0.0000	$0.0000	$0.0429

March 2025	$0.0496	$0.0000	$0.0000	$0.0496

PIMCO Short Asset Portfolio
Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0411	$0.0000	$0.0013	$0.0424

November 2024	$0.0413	$0.0000	$0.0013	$0.0426

December 2024	$0.0404	$0.0000	$0.0014	$0.0418

January 2025	$0.0405	$0.0000	$0.0013	$0.0418

February 2025	$0.0373	$0.0000	$0.0008	$0.0381

March 2025	$0.0378	$0.0000	$0.0010	$0.0388

PIMCO Short-Term Floating NAV Portfolio III
Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0415	$0.0000	$0.0000	$0.0415

November 2024	$0.0403	$0.0000	$0.0000	$0.0403

December 2024	$0.0392	$0.0000	$0.0000	$0.0392

January 2025	$0.0385	$0.0000	$0.0000	$0.0385

February 2025	$0.0338	$0.0000	$0.0000	$0.0338

March 2025	$0.0346	$0.0000	$0.0000	$0.0346

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

244	PRIVATE ACCOUNT PORTFOLIO SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolios’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolios’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolios intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolios intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO ABS and Short-Term Investments Portfolio	0.00%	0.00%	$392,238	$0

PIMCO EM Bond and Short-Term Investments Portfolio	0.00%	8.03%	2,377	0

PIMCO High Yield and Short-Term Investments Portfolio	0.00%	3.88%	7,950	0

PIMCO Investment Grade Credit Bond Portfolio	3.86%	5.25%	145,722	0

PIMCO Long Duration Credit Bond Portfolio	2.73%	4.14%	1,325,209	0

PIMCO Low Duration Portfolio	0.00%	0.00%	109,228	0

PIMCO Moderate Duration Portfolio	0.00%	0.00%	145,851	0

PIMCO Mortgage and Short-Term Investments Portfolio	0.00%	0.00%	59,899	0

PIMCO Municipal Portfolio	0.00%	0.00%	3,600	0

PIMCO Real Return Portfolio	0.00%	0.00%	15,001	0

PIMCO Sector Fund Series - AM	0.00%	0.00%	0	472

PIMCO Sector Fund Series - H	0.00%	0.00%	2,209	101

PIMCO Sector Fund Series - I	1.05%	2.62%	97,437	10,470

PIMCO Short-Term Portfolio	0.00%	0.00%	12,350	0

PIMCO Short-Term Floating NAV Portfolio II	0.00%	0.00%	412,055	679

PIMCO U.S. Government and Short-Term Investments Portfolio	0.00%	0.00%	49,483	0

PIMCO International Portfolio	0.00%	0.00%	14,602	0

PIMCO Short Asset Portfolio	0.00%	0.00%	162,531	0

PIMCO Short-Term Floating NAV Portfolio III	0.00%	0.00%	673,087	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	245

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

246	PRIVATE ACCOUNT PORTFOLIO SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	247

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

248	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

PAPSFUNDSFSTMAR_033125

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes—Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes—Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: June 5, 2025